GMO TRUST

         GMO TRUST (the "Trust"), 40 Rowes Wharf, Boston, Massachusetts 02110, is an open-end management investment company offering seven diversified portfolios and fifteen non-diversified portfolios (the portfolios, other than the Pelican Fund whose shares are offered pursuant to a separate prospectus, are referred to herein as the "Funds"). Each Fund has its own investment objectives and strategies. Grantham, Mayo, Van Otterloo & Co. (the "Manager") is the manager of each Fund. The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the Emerging Markets Fund. Unless otherwise noted, each of the Funds referred to below is a diversified portfolio. For a discussion of the significance and/or risks associated with "non-diversified" portfolios, see "Descriptions and Risks of Fund Investment Practices -- Diversified and Non-Diversified Portfolios." A Table of Contents appears on page 3 of this Prospectus.

--------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS

    The Trust offers the following seven domestic equity portfolios which are collectively referred to as the "Domestic Equity Funds."

    GMO CORE FUND (the "Core Fund") seeks a total return greater than that of the Standard & Poor's 500 Stock Index (the "S&P 500") through investment in common stocks chosen from among the 1,200 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange (the "Large Cap 1200").

    GMO TOBACCO-FREE CORE FUND (the "Tobacco-Free Core Fund") seeks a total return greater than that of the S&P 500 through investment in common stocks chosen from the Large Cap 1200 which are not Tobacco Producing Issuers. A "Tobacco Producing Issuer" is an issuer which derives more than 10% of its gross revenues from the production of tobacco-related products.

    GMO VALUE ALLOCATION FUND (the "Value Allocation Fund") is a non-diversified portfolio that seeks a total return greater than that of the S&P 500 through investment in common stocks chosen from the Large Cap 1200. Strong consideration is given to common stocks whose current prices, in the opinion of the Manager, do not adequately reflect the on-going business value of the underlying company.

    GMO GROWTH ALLOCATION FUND (the "Growth Allocation Fund") is a non-diversified portfolio that seeks long-term growth of capital through investment in the equity securities of companies chosen from the Large Cap 1200. Current income is only an incidental consideration.

    GMO U.S. SECTOR ALLOCATION FUND (the "U.S. Sector Allocation Fund") is a non-diversified portfolio that seeks a total return greater than that of the S&P 500 through investment in common stocks chosen from among the 1,800 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

    GMO CORE II SECONDARIES FUND (the "Core II Secondaries Fund") seeks long-term growth of capital through investment primarily in companies whose equity capitalization ranks in the lower two-thirds of the 1800 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange. Current income is only an incidental consideration.

    GMO FUNDAMENTAL VALUE FUND (the "Fundamental Value Fund") seeks long-term capital growth through investment primarily in equity securities. Consideration of current income is secondary to this principal objective.

INTERNATIONAL EQUITY FUNDS

    The Trust offers the following seven international equity portfolios which are collectively referred to as the "International Equity Funds."

    GMO INTERNATIONAL CORE FUND (the "International Core Fund") seeks maximum total return through investment in a portfolio of common stocks of non-U.S. issuers.

--------------------------------------------------------------------------------

     This Prospectus concisely describes the information which investors ought to know before investing. Please read this Prospectus carefully and keep it for further reference. A Statement of Additional Information dated February 29, 1996, as revised from time to time, is available free of charge by writing to Grantham, Mayo, Van Otterloo & Co., 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling (617) 330-7500. The Statement, which contains more detailed information about each Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this Prospectus.

    THE EMERGING COUNTRY DEBT AND THE CORE EMERGING COUNTRY DEBT FUNDS MAY INVEST WITHOUT LIMIT, THE INTERNATIONAL BOND AND CURRENCY HEDGED INTERNATIONAL BOND FUNDS MAY INVEST UP TO 25% OF THEIR NET ASSETS AND THE DOMESTIC BOND AND FOREIGN FUNDS MAY INVEST UP TO 5% OF THEIR NET ASSETS IN LOWER-RATED BONDS, COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND NON-PAYMENT OF INTEREST. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS. PLEASE SEE "DESCRIPTION AND RISKS OF FUND INVESTMENT PRACTICES -- LOWER RATED SECURITIES."

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS                                                     FEBRUARY 29, 1996


    GMO CURRENCY HEDGED INTERNATIONAL CORE FUND (the "Currency Hedged International Core Fund") is a non-diversified portfolio that seeks maximum total return through investment in a portfolio of common stocks of non-U.S. issuers and through management of the Fund's foreign currency positions. The Fund has similar policies to the International Core Fund, except that the Currency Hedged International Core Fund will maintain currency hedges with respect to a substantial portion of the foreign currency exposure represented in the Fund's benchmark while the International Core Fund will generally hedge only a limited portion of the currency exposure of that benchmark.

    GMO FOREIGN FUND (the "Foreign Fund") is a non-diversified portfolio that seeks maximum total return through investment in a portfolio of equity securities of non-U.S. issuers.

    GMO INTERNATIONAL SMALL COMPANIES FUND (the "International Small Companies Fund") seeks maximum total return through investment primarily in equity securities of foreign issuers whose equity securities are traded on a major stock exchange of a foreign country ("foreign stock exchange companies") and whose equity capitalization at the time of investment, when aggregated with the equity capitalizations of all foreign stock exchange companies in that country whose equity capitalizations are smaller than that of such company, is less than 50% of the aggregate equity capitalization of all foreign stock exchange companies in such country.

    GMO JAPAN FUND (the "Japan Fund") is a non-diversified portfolio that seeks maximum total return through investment in Japanese securities, primarily in common stocks of Japanese companies.

    GMO EMERGING MARKETS FUND (the "Emerging Markets Fund") is a non-diversified portfolio that seeks long term capital appreciation consistent with what the Manager believes to be a prudent level of risk through investment in equity and equity-related securities traded in the securities markets of newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

    GMO GLOBAL HEDGED EQUITY FUND (the "Global Hedged Equity Fund") is a non-diversified portfolio that seeks total return consistent with minimal exposure to general equity market risk.

FIXED INCOME FUNDS

    The Trust offers the following six domestic and international fixed income portfolios which are collectively referred to as the "Fixed Income Funds."

    GMO DOMESTIC BOND FUND (the "Domestic Bond Fund") is a non-diversified portfolio that seeks high total return through investment primarily in U.S. Government Securities. The Fund may also invest a significant portion of its assets in other investment grade bonds (including convertible bonds) denominated in U.S. dollars. The Fund's portfolio will generally have a duration of approximately four to six years (excluding short-term investments).

    GMO SHORT-TERM INCOME FUND (the "Short-Term Income Fund") is a non-diversified portfolio that seeks current income to the extent consistent with the preservation of capital and liquidity through investment in a portfolio of high quality short-term instruments. The Short-Term Income Fund intends to invest in short-term securities, but it is not a "money market fund."

    GMO INTERNATIONAL BOND FUND (the "International Bond Fund") is a non-diversified portfolio that seeks high total return by investing primarily in investment grade bonds (including convertible bonds) denominated in various currencies including U.S. dollars or in multicurrency units. The Fund seeks to provide a total return greater than that provided by the international fixed income securities market generally.

    GMO CURRENCY HEDGED INTERNATIONAL BOND FUND (the "Currency Hedged International Bond Fund") is a non-diversified portfolio with the same investment objectives and policies as the International Bond Fund except that the Currency Hedged International Bond Fund will generally attempt to hedge substantially all of its foreign currency risk while the International Bond Fund will generally not hedge any of its foreign currency risk. Despite the otherwise identical objectives and policies, the composition of the two portfolios may differ substantially at any given time.

    GMO GLOBAL BOND FUND (the "Global Bond Fund") is a non-diversified portfolio that seeks high total return by investing primarily in investment grade bonds (including convertible bonds) denominated in various currencies including U.S. dollars or in multicurrency units. The Fund seeks to provide a total return greater than that provided by the global fixed income securities market generally.

    GMO EMERGING COUNTRY DEBT FUND (the "Emerging Country Debt Fund") is a non-diversified portfolio that seeks high total return by investing primarily in sovereign debt (bonds and loans) of countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

    GMO CORE EMERGING COUNTRY DEBT FUND (the "Core Emerging Country Debt Fund") is a non-diversified portfolio that seeks high total return by investing primarily in the most marketable sovereign debt (bonds and loans) of countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa. The Core Emerging Country Debt Fund has not yet commenced operations.

--------------------------------------------------------------------------------

    Shares of each Fund are sold to investors by the Trust. The minimum initial investment in the Trust (which minimum investment may be allocated among one or more Funds) is $10,000,000 and the minimum for each subsequent investment is $250,000. For more information, see "Purchase of Shares." For information concerning share redemption procedures, see "Redemption of Shares."

    Investors should consider the risks associated with an investment in the Funds. For information concerning the types of investment practices in which a particular Fund may engage, see "Investment Objectives and Policies". For more information concerning such investment practices and their associated risks, see "Descriptions and Risks of Fund Investment Practices."


                                TABLE OF CONTENTS

SCHEDULE OF FEES AND EXPENSES................................................. 4
FINANCIAL HIGHLIGHTS.......................................................... 6
INVESTMENT OBJECTIVES AND POLICIES............................................15
    DOMESTIC EQUITY FUNDS.....................................................15
        Core Fund.............................................................15
        Tobacco-Free Core Fund................................................15
        Value Allocation Fund.................................................16
        Growth Allocation Fund................................................16
        U.S. Sector Allocation Fund...........................................17
        Core II Secondaries Fund..............................................17
        Fundamental Value Fund................................................18
    INTERNATIONAL EQUITY FUNDS................................................19
        International Core Fund...............................................19
        Currency Hedged International Core Fund...............................19
        Foreign Fund..........................................................20
        International Small Companies Fund ...................................21
        Japan Fund............................................................21
        Emerging Markets Fund.................................................22
        Global Hedged Equity Fund.............................................23
    FIXED INCOME FUNDS........................................................26
        Domestic Bond Fund....................................................26
        Short-Term Income Fund................................................26
        International Bond Fund...............................................27
        Currency Hedged International Bond Fund...............................28
        Global Bond Fund......................................................28
        Emerging Country Debt Fund............................................29
        Core Emerging Country Debt Fund.......................................30
DESCRIPTIONS AND RISKS OF FUND
    INVESTMENT PRACTICES......................................................30
    Portfolio Turnover........................................................30
    Diversified and Non-Diversified Portfolios................................31
    Certain Risks of Foreign Investments......................................31
        General...............................................................31
        Emerging Markets......................................................31
    Securities Lending........................................................31
        Depository Receipts...................................................32
    Convertible Securities....................................................32
    Futures and Options.......................................................32
        Options...............................................................32
        Writing Covered Options...............................................32
        Futures...............................................................33
        Index Futures.........................................................34
        Interest Rate Futures.................................................34
        Options on Futures Contracts..........................................34
    Uses of Options, Futures and Options on Futures...........................34
        Risk Management.......................................................34
        Hedging...............................................................35
        Investment Purposes...................................................35
        Synthetic Sales and Purchases.........................................35
    Swap Contracts and Other Two-Party Contracts..............................36
        Swap Contracts........................................................36
        Interest Rate and Currency Swap Contracts.............................36
        Equity Swap Contracts and Contracts for
             Differences......................................................36
        Interest Rate Caps, Floors and Collars................................37
    Foreign Currency Transactions ............................................37
    Repurchase Agreements.....................................................38
    Debt and Other Fixed Income Securities Generally..........................38
    Temporary High Quality Cash Items.........................................38
    U.S. Government Securities and Foreign
      Government Securities...................................................38
    Mortgage-Backed and Other Asset-Backed
      Securities..............................................................39
        Collateralized Mortgage Obligations
          ("CMOs"); Strips and Residuals......................................39
    Adjustable Rate Securities................................................39
    Lower Rated Securities....................................................40
    Brady Bonds...............................................................40
    Zero Coupon Securities....................................................40
    Indexed Securities........................................................40
    Firm Commitments..........................................................41
    Loans, Loan Participations and Assignments................................41
    Reverse Repurchase Agreements and Dollar
      Roll Agreements.........................................................41
    Illiquid Securities.......................................................42
PURCHASE OF SHARES............................................................42
    Purchase Procedures.......................................................43
REDEMPTION OF SHARES..........................................................43
DETERMINATION OF NET ASSET VALUE..............................................44
DISTRIBUTIONS.................................................................44
TAXES.........................................................................45
    Withholding on Distributions to Foreign Investors.........................45
    Foreign Tax Credits.......................................................45
    Loss of Regulated Investment Company Status...............................45
MANAGEMENT OF THE TRUST.......................................................46
 ORGANIZATION AND CAPITALIZATION
    OF THE TRUST..............................................................47
Appendix A....................................................................48
RISKS AND LIMITATIONS OF OPTIONS, FUTURES
    AND SWAPS.................................................................48
    Limitations on the Use of Options and Futures
        Portfolio Strategies..................................................48
    Risk Factors in Options Transactions......................................48
    Risk Factors in Futures Transactions......................................48
    Risk Factors in Swap Contracts, OTC Options and
        other Two-Party Contracts.............................................49
    Additional Regulatory Limitations on the Use of
        Futures and Related Options, Interest Rate
        Floors, Caps and Collars and Interest Rate and
        Currency Swap Contracts...............................................49
Appendix B....................................................................50
COMMERCIAL PAPER AND CORPORATE DEBT
    RATINGS...................................................................50
    Commercial Paper Ratings .................................................50
    Corporate Debt Ratings....................................................50
    Standard & Poor's Corporation.............................................50
    Moody's Investors Service, Inc............................................50




                                 SCHEDULE OF FEES AND EXPENSES

GMO FUND NAME                     SHAREHOLDER TRANSACTION EXPENSES        ANNUAL FUND OPERATING EXPENSES

                                  Cash Purchase
                                  Premium (as a     Redemption Fees      Management             Total Fund
                                  percentage of   (as a percentage of  Fees after Fee   Other    Operating
                                amount invested)1  amount redeemed)2      Waiver3     Expenses3  Expenses3
Core Fund                              .17%             None               .45%          .03%      .48%

Tobacco-Free Core Fund                 .17%             None               .23%          .25%      .48%

Value Allocation Fund                  .15%             None               .56%          .05%      .61%

Growth Allocation Fund                 .17%             None               .42%          .06%      .48%

U.S. Sector Allocation Fund            .17%             None               .40%          .08%      .48%

Core II Secondaries Fund               .75%             .75%               .39%          .09%      .48%

Fundamental Value Fund                 .15%             None               .68%          .07%      .75%

International Core Fund                .75%             None               .59%7         .10%7     .69%

Currency Hedged
  International Core Fund              .75%             None               .43%          .26%12    .69%

Foreign Fund                           None             None               .57%          .18%12    .75%

International Small
    Companies Fund                    1.25%             .75%               .47%          .29%      .76%

Japan Fund                             .40%             .70%               .58%11        .30%9     .88%

Emerging Markets Fund                 1.60%             .40%6              .98%7         .58%7    1.56%

Global Hedged
    Equity Fund                        .60%            1.40%5              .61%          .19%4     .80%

Domestic Bond Fund                     None             None               .21%          .04%4     .25%

Short-Term Income Fund                 None             None               .01%13        .19%      .20%13

International Bond Fund                .15%             None               .19%          .21%      .40%

Currency Hedged
    International Bond Fund            .15%             None               .28%          .12%4     .40%

Global Bond Fund                       .15%             None               .05%          .29%12    .34%

Emerging Country
    Debt Fund                          .50%             .25%8              .45%          .17%10    .62%

Core Emerging Country
   Debt Fund                           .40%             None               .00%          .45%12    .45%


                         SCHEDULE OF FEES AND EXPENSES (Continued)

                                                             EXAMPLES

                                  You would pay the following
                                  expenses on a $1,000 invest-      You would pay the following
                                  ment assuming 5% annual           expenses on the same
                                  return with redemption at the     investment assuming no
                                  end of each time period:          redemption:

                                  1Yr.    3 Yr.   5 Yr.    10 Yr.   1 Yr.   3 Yr.   5 Yr.    10 Yr.

Core Fund                         $7      $17     $29      $62      $7      $17     $29      $62

Tobacco-Free Core Fund            $7      $17     $29      $62      $7      $17     $29      $62

Value Allocation Fund             $8      $21     $35      $78      $8      $21     $35      $78

Growth Allocation Fund            $7      $17     $29      $62      $7      $17     $29      $62

U.S. Sector Allocation Fund       $7      $17     $29      $62      $7      $17     $29      $62

Core II Secondaries Fund          $20     $31     $43      $79      $12     $23     $34      $67

Fundamental Value Fund            $9      $25     $43      $94      $9      $25     $43      $94

International Core Fund           $15     $29     $46      $93      $15     $29     $46      $93

Currency Hedged
  International Core Fund         $15     $29                       $15     $29

Foreign Fund                      $8      $24                       $8      $24

International Small
    Companies Fund                $28     $45     $63      $117     $20     $36     $54      $106

Japan Fund                        $20     $40     $61      $122     $13     $32     $53      $112

Emerging Markets Fund             $36     $69     $104     $204     $32     $65     $100     $199

Global Hedged
    Equity Fund                   $29     $47     $67      $125     $14     $31     $50      $104

Domestic Bond Fund                $3      $8      $14      $32      $3      $8      $14      $32

Short-Term Income Fund            $2      $6      $11      $26      $2      $6      $11      $26

International Bond Fund           $6      $14     $24      $52      $6      $14     $24      $52

Currency Hedged
    International Bond Fund       $6      $14     $24      $52      $6      $14     $24      $52

Global Bond Fund                  $5      $12                       $5      $12

Emerging Country
    Debt Fund                     $14     $28     $42      $86      $11     $25     $38      $86

Core Emerging Country
   Debt Fund                      $9      $18                       $9      $18


                          SCHEDULE OF FEES AND EXPENSES
                                   Footnotes

1 Applies only with respect to certain cash transactions as set forth under the heading "Purchase of Shares". The Manager may waive purchase premiums if there are minimal brokerage and transaction costs incurred in connection with the purchase. Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. However, in the case of in-kind purchases involving transfers of large positions in markets where the costs of re-registration and/or other transfer expenses are high, the International Core Fund, Currency Hedged International Core Fund, International Small Companies Fund, Japan Fund and Global Hedged Equity Fund may each charge a premium of 0.10% and the Emerging Markets Fund may charge a premium of 0.20%.

2 The Manager may waive redemption fees as set forth under the heading "Redemption of Shares" if there are minimal brokerage and transaction costs incurred in connection with the redemption.

3 The Manager has voluntarily undertaken to reduce its management fees and to bear certain expenses with respect to each Fund until further notice to the extent that a Fund's total annual operating expenses (excluding brokerage commissions, extraordinary expenses (including taxes), securities lending fees and expenses and transfer taxes; and, in the case of the Japan Fund, Emerging Markets Fund, Emerging Country Debt Fund and Global Hedged Equity Fund, excluding custodial fees; and, in the case of the Global Hedged Equity Fund only, also excluding hedging transaction fees) would otherwise exceed the percentage of that Fund's daily net assets specified below. Therefore so long as the Manager agrees so to reduce its fee and bear certain expenses, total annual operating expenses (subject to such exclusions) of the Fund will not exceed these stated limitations. The Manager has also voluntarily undertaken, until further notice, to limit its management fee for the Emerging Markets Fund to 0.98% regardless of the total operating expenses of the Fund. Absent such undertakings, management fees for each Fund and the annual operating expenses for each Fund would be as shown below.

                                                                           Total Fund
                                           Voluntary       Management       Operating
                                            Expense        Fee (Absent       Expenses
      Fund                                   Limit           Waiver)     (Absent Waiver)
Core Fund                                   .48%             .525%             .553%

Tobacco-Free Core Fund                      .48%             .50%              .75%

Value Allocation Fund                       .61%             .70%              .75%

Growth Allocation Fund                      .48%             .50%              .56%

U.S. Sector Allocation Fund                 .48%             .49%              .57%

Core II Secondaries Fund                    .48%             .50%              .59%

Fundamental Value Fund                      .75%             .75%              .82%

International Core Fund                     .69%             .75%              .84%

Currency Hedged
  International Core Fund                   .69%             .75%             1.01%

Foreign Fund                                .75%             .75%              .93%

International Small Companies Fund          .75%            1.25%             1.54%

Japan Fund                                  .69%             .75%             1.05%

Emerging Markets Fund                      1.20%            1.00%             1.58%

Global Hedged Equity Fund                   .65%             .65%              .84%

Domestic Bond Fund                          .25%             .25%              .29%

Short-Term Income Fund                      .20%             .25%              .44%

International Bond Fund                     .40%             .40%              .61%

Currency Hedged International
  Bond Fund                                 .40%             .50%              .62%

Global Bond Fund                            .34%             .35%              .64%

Emerging Country Debt Fund                  .50%             .50%              .67%

Core Emerging Country Debt Fund             .45%             .45%              .90%

4 Based on estimated amounts for the Fund's first complete fiscal year based on actual expenses incurred through August 31, 1995.

5 May be reduced if it is not necessary to incur costs relating to the early termination of hedging transactions to meet redemption requests.

6 Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distributions on or after such date).

7 Figure based on actual expenses for the fiscal year ended February 28, 1995 but restated to give effect to a change in the fee waiver and/or expense limitation of the Fund, which change was effective as of June 27, 1995.

8 Applies only to shares acquired on or after July 1, 1995 (including shares acquired by reinvestment of dividends or other distributions on or after such date).

9   Restated to reflect higher expenses anticipated for the current fiscal year.

10  Based on estimated expenses during the year ended February 29, 1996.

11 Figure based on actual expenses for the fiscal year ended February 28, 1995, but restated to give effect to a change in the fee waiver and/or expense limitation of the Fund, which change is effective as of September 18, 1995.

12  Based on estimated amounts for the Fund's first fiscal year.

13 Figure based on actual expenses for fiscal year ended February 28, 1995, but restated to give effect to a change in the fee waiver and/or expense limitation of the Fund, which change was effective as of February 7, 1996.

    Unless otherwise noted, Annual Fund Operating Expenses shown are actual expenses for the year ended February 28, 1995. Where a purchase premium and/or redemption fee is indicated as being charged by a Fund in certain instances, the foregoing examples assume the payment of such purchase premium and/or redemption fee even though such purchase premium and/or redemption fee is not applicable in all cases. (See "Purchase of Shares" and "Redemption of Shares").

    The purpose of the foregoing tables is to assist in understanding the various costs and expenses of each Fund that are borne by holders of Fund shares. THE FIVE PERCENT ANNUAL RETURN AND EXPENSE NUMBERS USED ARE NOT REPRESENTATIONS OF FUTURE PERFORMANCE OR EXPENSES: SUBJECT TO THE MANAGER'S UNDERTAKING TO WAIVE ITS FEE AND/OR BEAR CERTAIN EXPENSES FOR EACH FUND AS DESCRIBED IN THE FOREGOING TABLES, ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.

                                               FINANCIAL HIGHLIGHTS
                                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


DOMESTIC EQUITY FUNDS

  CORE FUND

                                     Six Months Ended
                                      August 31, 1995                   Year Ended February 28/29,
                                       (Unaudited)        1995        1994          1993         1992         1991 2

Net asset value, beginning of period         $15.45     $ 15.78      $ 15.73       $ 15.96      $ 15.13        $ 13.90
                                             ------      ------       ------        ------       ------         ------

Income (loss) from investment operations:
     Net investment income 3                   0.21        0.41         0.42          0.45         0.43           0.43
     Net realized and unrealized gain
       (loss) on investments                   2.82        0.66         1.59          1.13         1.55           1.74
                                             ------      ------       ------        ------       ------         ------

     Total from investment operations          3.03        1.07         2.01          1.58         1.98           2.17
                                             ------      ------       ------        ------       ------         ------

Less distributions to shareholders:
     From net investment income              (0.18)       (0.39)       (0.43)        (0.46)       (0.42)         (0.51)
     From net realized gains                 (0.05)       (1.01)       (1.53)        (1.35)       (0.73)         (0.43)
                                             ------      ------       ------        ------       ------         ------

     Total distributions                     (0.23)       (1.40)       (1.96)        (1.81)       (1.15)         (0.94)
                                             ------      ------       ------        ------       ------         ------

Net asset value, end of period               $18.25     $ 15.45      $ 15.78       $ 15.73      $ 15.96        $ 15.13
                                             ======      ======       ======        ======       ======         ======

Total Return 4                                19.73%       7.45%       13.36%        10.57%       13.62%         16.52%

Ratios/Supplemental Data:
Net assets, end of period (000's)       $2,895,124    $2,309,248   $1,942,005    $1,892,955    $2,520,710    $1,613,945
Net  expenses to average  daily
  net assets 3                                0.48% 5       0.48%        0.48%         0.49%        0.50%          0.50%
Net investment income to average
  daily net assets 3                          2.44% 5       2.63%        2.56%         2.79%        2.90%          3.37%
Portfolio turnover rate                         37%           99%          40%           54%          39%            55%



  CORE FUND (continued)                                                    Year Ended February 28/29,

                                                  1990 2           1989 2            1988 2           1987 2          1986 1, 2

Net asset value, beginning of period              $ 14.47          $ 13.43          $ 15.24          $ 12.64          $ 10.00
                                                   ------           ------           ------           ------           ------

Income (loss) from investment operations:
     Net investment income 3                         0.65             0.54             0.45             0.34             0.11
     Net realized and unrealized gain
       (loss) on investments                         2.43             0.96            (0.92)            3.15             2.53
                                                   ------           ------           ------           ------           ------

     Total from investment operations                3.08             1.50            (0.47)            3.49             2.64
                                                   ------           ------           ------           ------           ------

Less distributions to shareholders:
     From net investment income                     (0.70)           (0.46)           (0.38)           (0.46)          --.--
     From net realized gains                        (2.95)           --.--            (0.96)           (0.43)          --.--
                                                   ------           ------           ------           ------           ------
     Total distributions                            (3.65)           (0.46)           (1.34)           (0.89)          --.--
                                                   ------           ------           ------           ------           ------

Net asset value, end of period                    $ 13.90          $ 14.47          $ 13.43          $ 15.24          $ 12.64
                                                   ======           ======           ======           ======           ======

Total Return 4                                      21.19%           11.49%           (3.20%)          28.89%           26.46%

Ratios/Supplemental Data:
Net assets, end of period (000's)              $1,016,965       $1,222,115        $1,010,014        $909,394         $266,734
Net  expenses to average  daily
  net assets 3                                       0.50%            0.50%            0.52%            0.53%            0.53% 5
Net investment income to average
  daily net assets 3                                 3.84%            4.02%            3.23%            3.06%            3.63% 5
Portfolio turnover rate                                72%              51%              46%              75%              81%

1   For the period from the  commencement  of operations,  September 25, 1985 to
    February  28,  1986.
2   The per  share  amounts  and the  number  of  shares  outstanding  have been restated to reflect a ten for one split  effective  December 31, 1990.
3   Net of fees and expenses voluntarily waived or borne by the Manager of $ .01 per share for each period  presented.
4   Calculation  excludes  subscription  fees. The total returns would have been lower had certain  expenses  not been waived  during the  periods  shown.
5   Annualized.

                                                Six Months Ended
  TOBACCO - FREE CORE FUND                       August 31, 1995                   Year Ended February 28/29
                                                  (Unaudited)         1995           1994           1993         1992 1

Net asset value, beginning of period                  $10.65         $ 11.07        $ 11.35        $ 10.50       $ 10.00
                                                      ------          ------         ------         ------        ------

Income (loss) from investment operations:
     Net investment income 2                            0.15            0.23           0.34           0.31          0.12
     Net realized and unrealized gain
       (loss) on investments                            1.92            0.50           1.18           0.84          0.44
                                                      ------          ------         ------         ------        ------

     Total from investment operations                   2.07            0.73           1.52           1.15          0.56
                                                      ------          ------         ------         ------        ------

Less distributions to shareholders:
     From net investment income                        (0.08)          (0.28)         (0.35)         (0.30)        (0.06)
     From net realized gains                           (0.20)          (0.87)         (1.45)        -.-           -.-
                                                      ------          ------         ------         ------        ------
     Total distributions                               (0.28)          (1.15)         (1.80)         (0.30)        (0.06)
                                                      ------          ------         ------         ------        ------

Net asset value, end of period                        $12.44         $ 10.65        $ 11.07        $ 11.35       $ 10.50
                                                      ======          ======         ======         ======        ======

Total Return 3                                         19.66%           7.36%         14.12%         11.20%         5.62%

Ratios/Supplemental Data:
     Net assets, end of period (000's)               $55,374         $47,969        $55,845         $85,232      $75,412
     Net expenses to average daily net                  0.48% 4         0.48%          0.48%          0.49%         0.49%
         assets 2
     Net investment income to average
         daily net assets 2                             2.47% 4         2.52%          2.42%          2.88%         3.77% 4
     Portfolio turnover rate                              43%            112%            38%            56%            0%

1   For the period  from the  commencement  of  operations,  October 31, 1991 to
    February 29, 1992.
2   Net of fees and expenses voluntarily waived or borne by the Manager of $.02,
    $.03,  $.03,  $.02 and $.01 per share for the six  months  ended  August 31,
    1995,  for the fiscal  years 1995,  1994,  and 1993 and for the period ended
    February 29, 1992, respectively.
3   Calculation  excludes  subscription  fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
4   Annualized.

Except as  otherwise  noted,  the above  information  has been  audited by Price
Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Statement of Additional Information.

                                           Six Months Ended
VALUE ALLOCATION FUND                       August 31, 1995                          Year Ended February 28/29,
                                              (Unaudited)         1995           1994           1993           1992         1991 1

Net asset value, beginning of period           $12.05          $ 13.48        $ 13.50        $ 12.94        $ 12.25        $ 10.00
                                               ------           ------         ------         ------         ------         ------

Income (loss) from investment operations:
     Net investment income 2                     0.21             0.41           0.43           0.38           0.40           0.12
     Net realized and unrealized gain
       (loss) on investments                     1.77             0.32           1.27           0.98           1.11           2.16
                                               ------           ------         ------         ------         ------         ------

     Total from investment operations            1.98             0.73           1.70           1.36           1.51           2.28
                                               ------           ------         ------         ------         ------         ------

Less distributions to shareholders:
     From net investment income                 (0.18)           (0.45)         (0.40)         (0.38)         (0.41)         (0.03)
     From net realized gains                    (0.20)           (1.71)         (1.32)         (0.42)         (0.41)        --.--
                                               ------           ------         ------         ------         ------         ------

     Total distributions                        (0.38)           (2.16)         (1.72)         (0.80)         (0.82)         (0.03)
                                               ------           ------         ------         ------         ------         ------

Net asset value, end of period                $ 13.65          $ 12.05        $ 13.48        $ 13.50        $ 12.94        $ 12.25
                                               ======           ======         ======         ======         ======         ======

Total Return 3                                  16.63%            6.85%         13.02%         11.01%         12.96%         22.85%

Ratios/Supplemental Data:

     Net assets, end of period (000's)        $311,995         $350,694       $679,532     $1,239,536       $644,136       $190,664
     Net expenses to average daily net           0.61% 4          0.61%          0.61%          0.62%          0.67%        0.70% 4
         assets 2
     Net investment income to average
         daily net assets 2                      2.85% 4          2.86%          2.70%          3.15%          3.75%        7.89% 4
     Portfolio turnover rate                       37%              77%            35%            50%            41%            23%
1   For the period from the  commencement  of  operations,  November 14, 1990 to
    February 28, 1991.
2   Net of fees and expenses voluntarily waived or borne by the Manager of $.01,
    $.02,  $.02,  $.01,  $.01 and $.01 per share for the six months ended August
    31, 1995, for the fiscal years 1995, 1994, 1993, and 1992 and for the period ended February 28, 1991, respectively.
3   Calculation  excludes  subscription  fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
4   Annualized.


                                        Six Months Ended
GROWTH ALLOCATION FUND                   August 31, 1995                           Year Ended February 28/29,
                                           (Unaudited)     1995      1994       1993       1992        1991     1990     1989 1

Net asset value, beginning of period         $ 4.45      $  4.14   $  4.55     $  5.82   $  14.54     $ 12.64  $ 10.49   $ 10.00
                                             ------       ------    ------      ------    -------      ------   ------    ------

Income (loss) from investment operations:
     Net investment income 2                   0.04         0.06      0.06        0.07       0.19        0.25     0.26      0.03
     Net realized and unrealized gain
       (loss) on investments                   0.74         0.38      0.11        0.17       1.63        2.61     2.40      0.46
                                             ------       ------    ------      ------    -------      ------   ------    ------

     Total from investment operations          0.78         0.44      0.17        0.24       1.82        2.86     2.66      0.49
                                             ------       ------    ------      ------    -------      ------   ------    ------

Less distributions to shareholders:
     From net investment income               (0.03)       (0.06)    (0.06)      (0.08)     (0.23)      (0.25)   (0.23)   --.--
     From net realized gains                  (0.16)       (0.07)    (0.52)      (1.43)    (10.31)      (0.71)   (0.28)   --.--
                                             ------       ------    ------      ------    -------      ------   ------    ------

     Total distributions                      (0.19)       (0.13)    (0.58)      (1.51)    (10.54)      (0.96)   (0.51)   --.--
                                             ------       ------    ------      ------    -------      ------   ------    ------

Net asset value, end of period              $  5.04      $  4.45   $  4.14     $  4.55   $   5.82     $ 14.54  $ 12.64   $ 10.49
                                             ======       ======    ======      ======    =======      ======   ======    ======

Total Return 3                                17.67%       10.86%     4.13%       3.71%     20.47%      24.24%   25.35%     4.90%

Ratios/Supplemental Data:

     Net assets, end of period (000's)     $339,184     $239,006  $230,698    $168,143   $338,439  $1,004,345  $823,891 $291,406
     Net expenses to average daily net         0.48% 4      0.48%     0.48%       0.49%      0.50%       0.50%    0.50%     0.08% 4
       assets 2
     Net investment income to average
         daily net assets 2                    1.65% 4      1.50%     1.38%       1.15%      1.38%       1.91%    2.34%     0.52% 4
     Portfolio turnover rate                     30%         139%       57%         36%        46%         45%      57%        0%

1   For the period from the  commencement  of  operations,  December 28, 1988 to
    February 28, 1989.
2   Net of fees and expenses  voluntarily waived or borne by the Manager of less than $.01 for each period presented.
3   Calculation  excludes  subscription  fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
4   Annualized.

Except as  otherwise  noted,  the above  information  has been  audited by Price
Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Statement of Additional Information.

                                         Six Months Ended
U.S. SECTOR ALLOCATION FUND               August 31, 1995            Year Ended February 28/29,
                                            (Unaudited)          1995           1994         1993 1

Net asset value, beginning of period        $ 11.06           $ 11.26        $ 10.38        $ 10.00
                                             ------            ------         ------         ------

Income (loss)from investment operations:
     Net investment income 2                   0.16              0.28           0.29           0.05
     Net realized and unrealized gain
       (loss) on investments                   2.02              0.49           1.21           0.33
                                             ------            ------         ------         ------

     Total from investment operations          2.18              0.77           1.50           0.38
                                             ------            ------         ------         ------

Less distributions to shareholders:
     From net investment income               (0.12)            (0.27)         (0.30)        --.--
     From net realized gains                  (0.06)            (0.70)         (0.32)        --.--
                                             ------            ------         ------         ------

     Total distributions                      (0.18)            (0.97)         (0.62)        --.--
                                             ------            ------         ------         ------
Net asset value, end of period              $ 13.06           $ 11.06        $ 11.26        $ 10.38
                                             ======            ======         ======         ======

Total Return 3                                19.81%             7.56%         14.64%          3.80%

Ratios/Supplemental Data:

     Net assets, end of period (000's)     $235,792          $207,291       $167,028       $169,208
     Net expenses to average daily net         0.48% 4           0.48%          0.48%          0.48% 4
       assets 2
     Net investment income to average
         daily net assets 2                    2.42% 4           2.61%          2.56%          3.20%4
     Portfolio turnover rate                     37%              101%            53%             9%


1   For the  period  from the  commencement  of  operations,  January 4, 1993 to
    February 28, 1993.
2   Net of fees and expenses  voluntarily waived or borne by the Manager of $.01 per share for each period presented.
3   Calculation  excludes  subscription  fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
4   Annualized.


                                            Six Months Ended
CORE II SECONDARIES FUND                     August 31, 1995                   Year Ended February 28/29,
                                               (Unaudited)        1995           1994           1993           1992 1

Net asset value, beginning of period           $ 13.61          $ 14.31        $ 12.68        $ 11.12        $ 10.00
                                                ------           ------         ------         ------         ------

Income (loss) from investment operations:
     Net investment income 2                      0.14             0.20           0.21           0.22           0.04
     Net realized and unrealized gain
       (loss) on investments                      2.11             0.34           2.14           1.59           1.08
                                                ------           ------         ------         ------         ------

     Total from investment operations             2.24             0.54           2.35           1.81           1.12
                                                ------           ------         ------         ------         ------

Less distributions to shareholders:
     From net investment income                  (0.11)           (0.20)         (0.22)         (0.21)        --.--
     From net realized gains                     (0.82)           (1.04)         (0.50)         (0.04)        --.--
                                                ------           ------         ------         ------         ------

     Total distributions                         (0.93)           (1.24)         (0.72)         (0.25)        --.--
                                                ------           ------         ------         ------         ------

Net asset value, end of period                 $ 14.92          $ 13.61        $ 14.31        $ 12.68        $ 11.12
                                                ======           ======         ======         ======         ======

Total Return 3                                   17.03%            4.48%         18.97%         16.46%         11.20%

Ratios/Supplemental Data:

     Net assets, end of period (000's)        $151,753          $235,781      $151,286       $102,232        $58,258
     Net expenses to average daily net            0.48% 4          0.48%          0.48%          0.49%        0.49% 4
       assets 2
     Net investment income to average
         daily net assets 2                       1.53% 4          1.55%          1.66%          2.02%        2.19% 4
     Portfolio turnover rate                        49%              54%            30%             3%             0%


1   For the period from the  commencement  of  operations,  December 31, 1991 to
    February 29, 1992.
2   Net of fees and expenses voluntarily waived or borne by the Manager of $.01,
    $.01,  $.02,  $.02 and $.01 per share for the six  months  ended  August 31,
    1995,  for the fiscal  years 1995,  1994,  and 1993 and for the period ended
    February 29, 1992, respectively.
3   Calculation  excludes  subscription  and redemption  fees. The total returns would  have been  lower had  certain  expenses  not been  waived  during the periods shown.
4   Annualized.

Except as  otherwise  noted,  the above  information  has been  audited by Price
Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Statement of Additional Information.

                                           Six Months Ended
FUNDAMENTAL VALUE FUND                      August 31, 1995                   Year Ended February 28/29,
                                              (Unaudited)          1995           1994           1993         1992 1

Net asset value, beginning of period          $ 12.54           $ 12.49        $ 11.71        $ 10.82        $ 10.00
                                               ------            ------         ------         ------         ------

Income (loss)from investment operations:
     Net investment income 2                     0.19              0.34           0.27           0.30           0.11
     Net realized and unrealized gain
       (loss) on investments                     1.69              0.55           1.64           1.32           0.77
                                               ------            ------         ------         ------         ------

     Total from investment operations            1.88              0.89           1.91           1.62           0.88
                                               ------            ------         ------         ------         ------

Less distributions to shareholders:
     From net investment income                 (0.17)            (0.32)         (0.28)         (0.30)         (0.06)
     From net realized gains                    (0.23)            (0.52)         (0.85)         (0.43)        --.--
                                               ------            ------         ------         ------         ------

     Total distributions                        (0.40)            (0.84)         (1.13)         (0.73)         (0.06)
                                               ------            ------         ------         ------         ------

Net asset value, end of period                $ 14.02           $ 12.54        $ 12.49        $ 11.71        $ 10.82
                                               ======            ======         ======         ======         ======

Total Return 3                                  15.17%             7.75%         16.78%         15.66%          8.87%

Ratios/Supplemental Data:

     Net assets, end of period (000's)       $197,570          $182,871       $147,767        $62,339        $32,252
     Net expenses to average daily net           0.75% 4           0.75%          0.75%          0.73%          0.62% 4
        assets 2
     Net investment income to average
         daily net assets 2                      2.81% 4           2.84%          2.32%          2.77%          3.43% 4
     Portfolio turnover rate                       15%               49%            65%            83%            33%


1   For the period  from the  commencement  of  operations,  October 31, 1991 to
    February 29, 1992.
2   Net of fees and expenses  voluntarily waived or borne by the Manager of less than $.01,  $.01,  $.01,  $.03 and $.03 per share for the six  months  ended
    August 31,  1995,  for the fiscal  years  1995,  1994,  and 1993 and for the period ended February 29, 1992, respectively.
3   Calculation  excludes  subscription  fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
4   Annualized.

INTERNATIONAL EQUITY FUNDS

                                Six Months Ended
INTERNATIONAL CORE FUND          August 31, 1995                          Year Ended February 28/29,
                                   (Unaudited)     1995       1994       1993       1992      1991       1990     1989      1988 1


Net asset value, beginning of
  period                            $ 22.32      $ 25.56    $ 18.51    $ 18.80    $ 18.73    $ 18.79    $ 17.22  $ 14.76  $ 15.00
                                     ------       ------     ------     ------     ------     ------     ------   ------   ------

Income (loss)from investment
   operations:
 Net investment income 2               0.30         0.27       0.29       0.29       0.29       0.55       0.49     0.45     0.18
 Net realized and unrealized
    gain(loss) on investments          1.72        (1.57)      7.44      (0.04)      0.22       0.69       1.93     3.37    (0.03)
                                     ------       ------     ------     ------     ------     ------     ------   ------   ------

 Total from investment
   operations                          2.02        (1.30)      7.73       0.25       0.51       1.24       2.42     3.82     0.15
                                     ------       ------     ------     ------     ------     ------     ------   ------   ------

Less distributions to
  shareholders:
 From net investment income           (0.03)       (0.35)     (0.27)     (0.20)     (0.28)     (0.54)     (0.55)   (0.45)   (0.05)
 From net realized gains              (0.66)       (1.59)     (0.41)     (0.34)     (0.16)     (0.76)     (0.30)   (0.91)   (0.34)
                                     ------       ------     ------     ------     ------     ------     ------   ------   ------

 Total distributions                  (0.69)       (1.94)     (0.68)     (0.54)     (0.44)     (1.30)     (0.85)   (1.36)   (0.39)
                                     ------       ------     ------     ------     ------     ------     ------   ------   ------

Net asset value, end of period      $ 23.65       $22.32     $25.56     $18.51     $18.80     $18.73     $18.79   $17.22   $14.76
                                     ======      =======    =======    =======    =======    =======    =======  =======   ======

Total Return 3                         9.05%       (5.31%)    42.10%      1.43%      2.84%      7.44%     13.99%   26.35%    1.07%

Ratios/Supplemental Data:

 Net assets, end of period
  (000's)                        $3,326,025   $2,591,646 $2,286,431   $918,332   $414,341   $173,792   $101,376  $35,636  $11,909
 Net expenses to average               0.70% 5      0.70%     0.71%4      0.70%      0.70%     0.78%       0.80%    0.88%    0.70% 5
     daily net assets 2
 Net investment income to
     average daily net
     assets 2                          2.81% 5      1.48%     1.48%       2.36%      2.36%     3.32%       3.17%    3.19%    1.27% 5
 Portfolio turnover rate                  6%          53%       23%         23%        35%       81%         45%      37%     129%

1   For the  period  from the  commencement  of  operations,  April  7,  1987 to
    February 29, 1988.
2   Net of fees and expenses voluntarily waived or borne by the Manager of $.02,
    $.03,  $.03,  $.03,  $.02,  $.01,  $.02, $.05 and $.08 per share for the six months ended August 31, 1995, for the fiscal years 1995,  1994,  1993, 1992,
    1991,   1990,  and  1989  and  for  the  period  ended  February  29,  1988, respectively.
3   Calculation  excludes  subscription  fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
4   Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.
5   Annualized.

Except as  otherwise  noted,  the above  information  has been  audited by Price
Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Statement of Additional Information.

                                                 Period from
CURRENCY HEDGED INTERNATIONAL CORE FUND          June 30, 1995
                                                 (commencement
                                                 of operations)
                                                 to August 31, 1995
                                                 (Unaudited)

Net asset value, beginning of period               $  10.00
                                                     ------

Income from investment operations:
     Net investment income 1                           -.-
     Net realized and unrealized gain
       (loss) on investments                           0.80
                                                     ------

     Total from investment operations                  0.80
                                                     ------

Net asset value, end of period                     $  10.80
                                                     ======

Total Return 2                                         8.00%

Ratios/Supplemental Data:

     Net assets, end of period (000's)             $189,848
     Net expenses to average daily net                 0.70%3,4
       assets 1
     Net investment income to average
       daily net assets 1                              0.91%4
     Portfolio turnover rate                            -.-


1   Net of fees and expenses  voluntarily waived or borne by the Manager of less than $.01 per share.
2   Calculation  excludes  subscription  fees.  The total return would have been lower had certain expenses not been waived during the period shown.
3   Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.
4   Annualized.


                                         Six Months Ended
INTERNATIONAL SMALL COMPANIES FUND        August 31, 1995                Year Ended February 28/29,
                                            (Unaudited)       1995          1994          1993          1992 1

Net asset value, beginning of period        $ 11.95         $ 14.45       $  8.91       $  9.62       $ 10.00
                                             ------          ------        ------        ------        ------

Income (loss)from investment operations:
     Net investment income 2                   0.15            0.18          0.15          0.35          0.06
     Net realized and unrealized gain
       (loss) on investments                   0.65           (1.52)         5.59         (0.68)        (0.43)
                                             ------          ------        ------        ------        ------

     Total from investment operations          0.80           (1.34)         5.74         (0.33)        (0.37)
                                             ------          ------        ------        ------        ------

Less distributions to shareholders:
     From net investment income               --.--         (0.20)        (0.12)        (0.38)        (0.01)
     From net realized gains                  (0.07)         (0.96)        (0.08)        --.--         --.--
                                             ------         ------        ------        ------        ------
     Total distributions                      (0.07)         (1.16)        (0.20)        (0.38)        (0.01)
                                             ------         ------        ------        ------        ------

Net asset value, end of period              $ 12.68        $ 11.95       $ 14.45       $  8.91       $  9.62
                                             ======         ======        ======        ======        ======

Total Return 3                                 6.69%         (9.66%)       64.67%        (3.30%)       (3.73%)

Ratios/Supplemental Data:

     Net assets, end of period (000's)      $199,024       $186,185      $132,645       $35,802       $24,467
     Net expenses to average daily net          0.75% 5        0.76%4        0.75%         0.75%         0.85% 5
       assets 2
     Net investment income to average
         daily net assets 2                     2.52% 5        1.45%         1.50%         4.02%         1.91% 5
     Portfolio turnover rate                       5%            58%           38%           20%            1%


1   For the period  from the  commencement  of  operations,  October 15, 1991 to
    February 29, 1992.
2   Net of fees and expenses voluntarily waived or borne by the Manager of $.05,
    $.08,  $.09,  $.09 and $.05 per share for the six  months  ended  August 31,
    1995,  for the fiscal  years 1995,  1994,  and 1993 and for the period ended
    February 29, 1992, respectively.
3   Calculation  excludes  subscription  and redemption  fees. The total returns would  have been  lower had  certain  expenses  not been  waived  during the periods shown.
4   Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.
5   Annualized.

Except as  otherwise  noted,  the above  information  has been  audited by Price
Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Statement of Additional Information.


                                          Six Months Ended
JAPAN FUND                                 August 31, 1995                  Year Ended February 28/29,
                                            (Unaudited)         1995       1994       1993       1992      1991 1

Net asset value, beginning of period          $  9.12         $ 11.13    $  7.37    $  7.73    $  9.48    $ 10.00
                                               ------          ------     ------     ------     ------     ------
Income (loss) from investment operations:
  Net investment income (loss) 2                --.--           --.-- 3    --.--       0.01      --.--      (0.01)
  Net realized and unrealized gain (loss)
    on investments                               0.57           (1.08)      3.94      (0.36)     (1.74)     (0.39)
                                               ------          ------     ------     ------     ------     ------

  Total from investment operations               0.57           (1.08)      3.94      (0.35)     (1.74)     (0.40)
                                               ------          ------     ------     ------     ------     ------

Less distributions to shareholders:
  From net  investment  income                  --.--           --.--      --.--      (0.01)     --.--      --.--
In excess of net investment  income             --.--           --.--      (0.01)     --.--      --.--      --.--
From net  realized  gains                       --.--           (0.93)     (0.17)     --.--      --.--      --.--
From  paid-in  capital 4                        --.--           --.--      --.--      --.--      (0.01)     (0.12)
                                               ------          ------     ------     ------     ------     ------

  Total distributions                           --.--           (0.93)     (0.18)     (0.01)     (0.01)     (0.12)
                                               ------          ------     ------     ------     ------     ------

Net asset value, end of period                $  9.69         $  9.12    $ 11.13    $  7.37    $  7.73    $  9.48
                                               ======          ======     ======     ======     ======     ======

Total Return 5                                   6.25%         (10.62%)    53.95%     (4.49%)   (18.42%)    (3.79%)

Ratios/Supplemental Data:

  Net assets, end of period (000's)          $100,134         $60,123   $450,351   $306,423   $129,560    $60,509
  Net expenses to average daily net              1.00%6          0.83%      0.87%      0.88%      0.93%      0.95%6
    assets2
  Net investment income to average
    daily net assets2                           (0.03%)6        (0.02%)    (0.01%)     0.12%     (0.11%)    (0.32%)6
  Portfolio turnover rate                           0%             60%         8%        17%        25%        11%


1   For the period from the commencement of operations, June 8, 1990 to February
    28, 1991.
2   Net of fees and expenses  voluntarily waived or borne by the Manager of $.01 per share for each period presented.
3   Based on average month end shares outstanding.
4   Return of capital for book purposes  only. A  distribution  was required for tax purposes to avoid the payment of federal excise tax.
5   Calculation  excludes  subscription and redemptions  fees. The total returns would  have been  lower had  certain  expenses  not been  waived  during the periods shown.
6   Annualized.


                                                                            Period from
                                                                            December 9,
EMERGING MARKETS FUND                                                       1993
                                                            Year Ended      (commencement of
                                         Six Months Ended   February 28,    operations) to
                                         August 31, 1995    1995            February 28,
                                         (Unuadited)                         1994

Net asset value, beginning of period         $  9.52        $  12.13       $ 10.00
                                              ------         -------        ------

Income (loss) from investment operations:
     Net investment income                      0.11 1          0.05          0.02 1
     Net realized and unrealized gain
       (loss) on investments                    1.03           (2.37)         2.11
                                              ------         -------        ------

     Total from investment operations           1.14           (2.32)         2.13

Less distributions to shareholders:
     From net investment income                 -.-            (0.07)        (0.00) 2
     From net realized gains                    (0.13)         (0.22)        (0.00)
                                               ------        -------        ------

     Total distributions                        (0.13)         (0.29)        (0.00)
                                               ------        -------        ------

Net asset value, end of period                $ 10.53       $   9.52       $ 12.13
                                               ======        =======        ======

Total Return 3                                  12.03%        (19.51%)       21.35%

Ratios/Supplemental Data:

     Net assets, end of period (000's)       $609,630       $384,259      $114,409
     Net expenses to average daily net           1.42% 1,4      1.58%         1.64% 1,4
       assets
     Net investment income to average
         daily net assets                        2.61% 1,4      0.85%         0.87% 1,4
     Portfolio turnover rate                       26%            50%            2%

1   Net of fees and expenses  voluntarily waived or borne by the Manager of less than $.01 and $.003 per share for the six months  ended  August 31, 1995 and for the period ended February 28, 1994, respectively.
2   The per share income distribution was $0.004.
3   Calculation excludes subscription and redemption fees. The total returns for the period  ended  February  28,  1994  would  have been  lower had  certain expenses not been waived during the periods shown.
4   Annualized.

Except as  otherwise  noted,  the above  information  has been  audited by Price
Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Statement of Additional Information.

                                                                  Period from
GLOBAL HEDGED EQUITY FUND                                         July 29, 1994
                                                                 (commencement
                                            Six Months Ended      of operations)
                                            August 31, 1995       to February
                                            (Unaudited)           28, 1995

Net asset value, beginning of period        $ 10.12               $ 10.00
                                             ------                ------

Income (loss) from investment operations:
     Net investment income 1                   0.12                  0.11
     Net realized and unrealized gain
       (loss) on investments                   0.29                  0.08
                                             ------                ------

     Total from investment operations          0.41                  0.19
                                             ------                ------

Less distributions to shareholders:
     From net investment income               (0.03)                (0.07)
                                             ------                ------

     Total distributions                      (0.03)                (0.07)
                                             ------                ------

Net asset value, end of period              $ 10.50               $ 10.12
                                             ======                ======

Total Return 2                                 4.01%                 1.92%

Ratios/Supplemental Data:

     Net assets, end of period (000's)     $340,697              $214,638
     Net expenses to average daily net         0.77%3                0.92%3
       assets 1
     Net investment income to average
       daily net assets 1                      3.07%3                2.85%3
     Portfolio turnover rate                     67%                  194%


1   Net of fees and expenses voluntarily waived or borne by the Manager of $.002 and $.006 per share for the six months  ended  August  31,  1995 and for the period ended February 28, 1995, respectively.
2   Calculation  excludes  subscription  and redemption  fees. The total returns would  have been  lower had  certain  expenses  not been  waived  during the periods shown.
3   Annualized.


FIXED INCOME FUNDS

                                                              Period from
                                                              August 18, 1994
DOMESTIC BOND FUND                                            (commencement
                                           Six Months Ended    of operations)
                                           August 31, 1995     to February
                                           (Unaudited)         28, 1995

Net asset value, beginning of period       $ 10.13             $ 10.00
                                            ------              ------

Income (loss) from investment operations:
     Net investment income 1                  0.33                0.24
     Net realized and unrealized gain
       (loss) on investments                  0.49                0.07
                                            ------              ------

     Total from investment operations         0.82                0.31
                                            ------              ------

Less distributions to shareholders:
     From net investment income              (0.27)              (0.18)
     From net realized gains                 (0.05)               -.-
                                            ------              ------
     Total distributions                     (0.32)              (0.18)
                                            ------              ------

Net asset value, end of period             $ 10.63             $ 10.13
                                            ======              ======

Total Return 2                                8.15%               3.16%

Ratios/Supplemental Data:

     Net assets, end of period (000's)    $293,426            $209,377
     Net expenses to average daily net        0.25%3              0.25%3
       assets 1
     Net investment income to average
       daily net assets 1                     6.65%3              6.96%3
     Portfolio turnover rate                    34%                 65%

1   Net of fees and expenses  voluntarily waived or borne by the Manager of less than $.01 and $.01 per share for the six months  ended  August 31,  1995 and for the period ended February 28, 1994, respectively.
2   The total returns would have been lower had certain expenses not been waived during the periods shown.
3   Annualized.

Except as  otherwise  noted,  the above  information  has been  audited by Price
Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Statement of Additional Information.

                                           Six Months Ended
SHORT-TERM INCOME FUND                      August 31, 1995        Year Ended February 28/29,
                                              (Unaudited)         1995         1994           1993          1992 3       1991 1,2,3

Net asset value, beginning of period         $  9.56           $  9.79       $ 10.05       $ 10.11       $ 10.00       $ 10.00
                                              ------            ------        ------        ------        ------        ------

Income (loss) from investment operations:
     Net investment income 4                    0.33              0.63          0.44          0.46          0.56          0.67
     Net realized and unrealized gain
      (loss) on investments                     0.10             (0.28)        (0.09)         0.30          0.11        --.--
                                              ------            ------        ------        ------        ------        ------

     Total from investment operations           0.43              0.35          0.35          0.76          0.67          0.67
                                              ------            ------        ------        ------        ------        ------

Less distributions to shareholders:
     From net investment income                (0.34)            (0.58)        (0.46)        (0.38)        (0.56)        (0.67)
     From net realized gains                   --.--             --.--         (0.15)        (0.44)        --.--         --.--
                                              ------            ------        ------        ------        ------        ------

     Total distributions                       (0.34)            (0.58)        (0.61)        (0.82)        (0.56)        (0.67)
                                              ------            ------        ------        ------        ------        ------

Net asset value, end of period               $  9.65           $  9.56       $  9.79       $ 10.05       $ 10.11       $ 10.00
                                              ======            ======        ======        ======        ======        ======

Total Return 5                                  4.59%             3.78%         3.54%         8.25%        11.88%         3.83%

Ratios/Supplemental Data:

     Net assets, end of period (000's)        $6,733            $8,193        $8,095       $10,499        $9,257       $40,850
     Net expenses to average daily net          0.25%6            0.25%         0.25%         0.25%         0.25%         0.25%6
       assets 4
     Net investment income to average
       daily net assets 4                       6.51%6            5.02%         4.35%         4.94%         5.83%         7.88%6
     Portfolio turnover rate                       7%              335%          243%          649%          135%        --.--


1   For the  period  from the  commencement  of  operations,  April 17,  1990 to
    February 28, 1991.
2   The per  share  amounts  and the  number  of  shares  outstanding  have been restated to reflect a one for ten reverse stock split effective  December 1,
    1991.
3   The Fund  operated as a money market fund from April 17, 1990 until June 30,
    1991. Subsequently, the Fund became a short-term income fund.
4   Net of fees and expenses voluntarily waived or borne by the manager of $.02,
    $.02,  $.02,  $.03,  $.03 and $.09 per share for the six months ended August
    31, 1995, for the fiscal years 1995, 1994, 1993, and 1992 and for the period ended February 28, 1991, respectively.
5   The total returns would have been lower had certain expenses not been waived during the periods shown.
6   Annualized.

                                                                              Period from
                                                                              December 22,
INTERNATIONAL BOND FUND                                                       1993
                                                               Year Ended     (commencement of
                                           Six Months Ended    February 28,   operations) to
                                           August 31, 1995     1995           February 28,
                                           (Unaudited)                        1994

Net asset value, beginning of period       $  9.64              $  9.96       $ 10.00
                                            ------               ------        ------

Income (loss) from investment operations:
     Net investment income 1                  0.41                 0.98          0.08
     Net realized and unrealized gain
       (loss) on investments                  0.90                (0.21)        (0.12)
                                            ------               ------        ------

     Total from investment operations         1.31                 0.77         (0.04)
                                            ------               ------        ------

Less distributions to shareholders:
     From net investment income              (0.00)3              (0.75)        --.--
     From net realized gains                 (0.26)               (0.34)        --.--
                                            ------               ------        ------

     Total distributions                     (0.26)               (1.09)        --.--
                                           -------               ------        ------
Net asset value, end of period             $ 10.69              $  9.64       $  9.96
                                            ======               ======        ======

Total Return 2                               13.56%                8.23%        (0.40%)

Ratios/Supplemental Data:

     Net assets, end of period (000's)    $190,684             $151,189       $39,450
     Net expenses to average daily net        0.40%4               0.40%         0.40%4
       assets
     Net investment income to average
         daily net assets                     7.99%4               7.51%         5.34%4
     Portfolio turnover rate                    40%                 141%           14%


1   Net of fees and expenses voluntarily waived or borne by the Manager of $.01,
    $.02 and $.01 per share for the six months ended  August 31,  1995,  for the fiscal year 1995 and for the period ended February 28, 1994, respectively.
2   Calculation  excludes  subscription  fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
3   The per share income distribution was $0.003.
4   Annualized.

Except as  otherwise  noted,  the above  information  has been  audited by Price
Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Statement of Additional Information.

                                                                  Period from
CURRENCY HEDGED INTERNATIONAL BOND FUND                           September 30,
                                                                  1994
                                                                 (commencement
                                               Six Months Ended   of operations)
                                               August 31, 1995    to February
                                               (Unaudited)        28, 1995

Net asset value, beginning of period           $  9.99            $ 10.00
                                                ------             ------

Income (loss) from investment operations:
     Net investment income 1                      0.56               0.24
     Net realized and unrealized gain
       (loss) on investments                      1.03              (0.09)
                                                ------             ------

     Total from investment operations             1.59               0.15
                                                ------             ------
Less distributions to shareholders:
     From net investment income                  (0.17)             (0.16)
                                                ------             ------
     From net realized gains                     (0.00) 3           --.--
                                                ------             ------
     Total distributions                         (0.17)             (0.16)
                                                 -----              -----
Net asset value, end of period                 $ 11.41            $  9.99
                                                ======             ======

Total Return 2                                   16.02%              1.49%

Ratios/Supplemental Data:

     Net assets, end of period (000's)        $223,926           $238,664
     Net expenses to average daily net            0.40%4             0.40%3
       assets 1
     Net investment income to average
       daily net assets 1                         8.81%4             8.46%3
     Portfolio turnover rate                        57%                64%

1   Net of fees and expenses  voluntarily waived or borne by the Manager of $.02 and $.01 per share for the six  months  ended  August  31,  1995 and for the period ended February 28, 1995, respectively.
2   Calculation  excludes  subscription  fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
3   The per share capital gain distribution was $.002.
4   Annualized.

                                                                  Period from
EMERGING COUNTRY DEBT FUND                                        April 19, 1994
                                                                 (commencement
                                             Six Months Ended     of operations)
                                             August 31, 1995      to February
                                             (Unaudited)          28, 1995

Net asset value, beginning of period         $  8.39               $  10.00
                                              ------                 ------

Income (loss) from investment operations:
     Net investment income 1                    0.64                   0.48
     Net realized and unrealized gain
       (loss) on investments                    1.96                  (1.59)
                                              ------                 ------

     Total from investment operations           2.60                  (1.11)
                                              ------                 ------

Less distributions to shareholders:
     From net investment income                (0.08)                 (0.40)
     From net realized gains                    -.-                   (0.10)
                                              ------                 ------

     Total distributions                       (0.08)                 (0.50)
                                              ------                 ------

Net asset value, end of period               $ 10.91               $   8.39
                                              ======                =======

Total Return 2                                 30.99%                (11.65%)

Ratios/Supplemental Data:

     Net assets, end of period (000's)      $507,804               $243,451
     Net expenses to average daily net          0.50%3                 0.50%3
       assets 1
     Net investment income to average
       daily net assets 1                      14.73%3                10.57%3
     Portfolio turnover rate                      89%                   104%


1   Net of fees and expenses  voluntarily waived or borne by the Manager of $.01 per share for each period presented.
2   Calculation  excludes  subscription  and redemption  fees. The total returns would  have been  lower had  certain  expenses  not been  waived  during the periods shown.
3   Annualized.

Except as  otherwise  noted,  the above  information  has been  audited by Price
Waterhouse LLP, independent accountants. This statement should be read in conjunction with the other audited financial statements and related notes which are included in the Trust's Statement of Additional Information.


      The Manager's discussion of the performance of each Fund in fiscal 1995, as well as a comparison of each Fund's performance over the life of the Fund with that of a benchmark securities index elected by the Manager, is included in each Fund's Annual Report for the fiscal year ended February 28, 1995. Copies of the Annual Reports are available upon request without charge.


                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each of the Core Fund, the Value Allocation Fund, the Growth Allocation Fund, the Short-Term Income Fund, the International Core Fund, and the Japan Fund is fundamental and may not be changed without shareholder approval. The investment objective of each other Fund may be changed without shareholder approval. Except for investment policies which are explicitly described as fundamental, the investment policies of each Fund may be changed without shareholder approval. There can be no assurance that the investment objective of any Fund will be achieved.

    As is noted below, several of the Funds seek a total return greater than the S&P 500. The S&P 500 is an unmanaged weighted index of the common stock performance of 500 industrial, transportation, utility and financial companies selected for inclusion in the Index by Standard & Poor's Corporation on a statistical basis. For over 25 years, investors have used the S&P 500 against which to measure the performance of their portfolios because it is generally believed by knowledgeable investors that the S&P 500 combines the breadth, weight and statistical integrity needed to reflect overall market activity.

    The International Equity Funds, together with the International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, and Core Emerging Country Debt Fund are sometimes collectively referred to as the "International Funds."

DOMESTIC EQUITY FUNDS

CORE FUND

    The Core Fund seeks a total return greater than that of the S&P 500 through investment in common stocks. The Core Fund expects that substantially all of its assets will be invested in the equity securities of at least 125 companies chosen from among the approximately 1,200 companies with the largest equity capitalization (i.e., number of shares outstanding multiplied by the market price per share) at the time of investment which are also listed on a United States national securities exchange (the "Large Cap 1200"). The Core Fund may, from time to time, invest in fewer issuers if, in the opinion of the Manager, there are not at least 125 attractive investment opportunities from among such companies.

    The Manager will select which issuers to invest in based on its assessment of whether the common stock of the issuer is likely to perform better than the S&P 500. Since the Core Fund's portfolio investments will not be chosen and proportionately weighted to approximate the total return of the S&P 500, the total return of the Core Fund may be more or less than the total return of the S&P 500. An investment in the Fund involves risks similar to investing in common stocks directly.

    In pursuing its objective, the Fund may invest in securities of foreign issuers traded principally on U.S. securities exchanges, invest without limit in depository receipts of foreign issuers, and purchase convertible securities. The Fund may also invest up to 15% of its net assets in illiquid securities, lend portfolio securities valued at up to one-third of total assets, and enter into repurchase agreements.

    In addition, the Fund may purchase index futures on the S&P 500 and other domestic indices for investment, anticipatory hedging and risk management and to effect synthetic sales and purchases. The Fund may also buy exchange traded or over-the-counter put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management. The Fund may also use equity swap contracts and contracts for differences for these purposes.

    It is a policy of the Fund to stay fully invested in common stocks, index futures, equity swap contracts and contracts for differences even when the Manager believes that equity securities generally may underperform other types of investments. The Fund expects that, not including the margin deposits or the segregated accounts created in connection with index futures and other derivatives, less than 5% of its total net assets will be invested in high quality money market instruments such as securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. The Fund will at all times invest at least 65% of its total assets in domestic common stocks. The Fund does not expect to invest in long or short-term fixed income securities for temporary defensive purposes.

    For a detailed description of the investment practices described in the three preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices."

TOBACCO-FREE CORE FUND

    The Tobacco-Free Core Fund seeks a total return greater than that of the S&P 500 through investment in common stocks chosen from the Large Cap 1200 and which are not Tobacco Producing Issuers. The Tobacco-Free Core Fund expects that substantially all of its assets will be invested in the securities of at least 125 companies chosen from the Large Cap 1200. The Tobacco-Free Core Fund may, from time to time, invest in fewer issues if, in the opinion of the Manager, there are not at least 125 attractive investment opportunities from among such companies.

    The Manager will select which issuers to invest in based on its assessment of whether the common stock of the issuer is likely to perform better than the S&P 500. Since the Tobacco-Free Core Fund's portfolio investments will not be chosen and proportionately weighted to approximate the total return of the S&P 500, the total return of the Tobacco-Free Core Fund may be more or less than the total return of the S&P 500. An investment in the Fund involves risks similar to investing in common stocks directly.

    The Manager has instituted procedures to avoid investment by the Tobacco-Free Core Fund in the securities of issuers which, at the time of purchase, derive more than 10% of their gross revenues from the production of tobacco-related products ("Tobacco Producing Issuers"). For this purpose the Manager will subscribe to and generally rely on information services provided by third parties, although the Manager may cause the Tobacco-Free Core Fund to purchase securities of issuers which are identified by those third parties as Tobacco Producing Issuers if, at the time of purchase, the Manager has received information from the issuer to the effect that it is no longer a Tobacco Producing Issuer.

    The Tobacco-Free Core Fund is required to have a fundamental policy, which cannot be changed without shareholder approval, that under normal market conditions at least 65% of its assets will be invested in the securities of issuers other than Tobacco Producing Issuers. The requirements of this policy are not, however, expected to affect the Manager's overall approach of not investing in Tobacco Producing Issuers.

    In pursuing its objective, the Fund may invest in securities of foreign issuers traded principally on U.S. securities exchanges, invest without limit in depository receipts of foreign issuers, and purchase convertible securities. The Fund may also invest up to 15% of its net assets in illiquid securities, lend portfolio securities valued at up to one-third of total assets, and enter into repurchase agreements.

    In addition, the Fund may purchase index futures on the S&P 500 and other domestic indices for investment, anticipatory hedging and risk management and to effect synthetic sales and purchases. The Fund may also buy exchange traded or over-the-counter put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management. The Fund may also use equity swap contracts and contracts for differences for these purposes.

    It is a policy of the Fund to stay fully invested in common stocks, index futures, equity swap contracts and contracts for differences even when the Manager believes that equity securities generally may underperform other types of investments. The Fund expects that, not including the margin deposits or the segregated accounts created in connection with index futures and other derivatives, less than 5% of its total net assets will be invested in high quality money market instruments such as securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. The Fund will at all times invest at least 65% of its total assets in domestic common stocks. The Fund does not expect to invest in long or short-term fixed income securities for temporary defensive purposes.

    For a detailed description of the investment practices described in the three preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices".

VALUE ALLOCATION FUND

    The Value Allocation Fund seeks a total return greater than that of the S&P 500 through investment in a broadly diversified and liquid portfolio of common stocks chosen from the Large Cap 1200. The Fund expects that any income it derives will be from dividends on common stock. The Manager will select which issuers to invest in based on its assessment of whether the common stock of the issuer is likely to perform better than the S&P 500. Strong consideration is given to common stocks whose current prices do not adequately reflect, in the opinion of the Manager, the ongoing business value of the underlying company.

    The Fund's investments are made in securities of companies which, in the opinion of the Manager, are of average or above average investment quality. Investment quality is evaluated using fundamental analysis emphasizing each issuer's historic financial performance,balance sheet strength, management capability and competitive position. Various valuation parameters are examined to determine the attractiveness of individual securities. Since the Fund's portfolio investments will not be chosen and proportionately weighted to approximate the total return of the S&P 500, at times the total return of the Value Allocation Fund may be more or less than the total return of the S&P 500.

    In pursuing its objective, the Fund may invest in securities of foreign issuers traded principally on U.S. securities exchanges, invest without limit in depository receipts of foreign issuers, and purchase convertible securities. The Fund may also invest up to 15% of its net assets in illiquid securities, lend portfolio securities valued at up to one-third of total assets, and enter into repurchase agreements.

    In addition, the Fund may purchase index futures on the S&P 500 and other domestic indices for investment, anticipatory hedging and risk management and to effect synthetic sales and purchases. The Fund may also buy exchange traded or over-the-counter put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management. The Fund may also use equity swap contracts and contracts for differences for these purposes.

    It is a policy of the Fund to stay fully invested in common stocks, index futures, equity swap contracts and contracts for differences even when the Manager believes that equity securities generally may underperform other types of investments. The Fund expects that, not including the margin deposits or the segregated accounts created in connection with index futures and other derivatives, less than 5% of its total net assets will be invested in high quality money market instruments such as securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. The Fund will at all times invest at least 65% of its total assets in domestic common stocks. The Fund does not expect to invest in long or short-term fixed income securities for temporary defensive purposes.

    For a detailed description of the investment practices described in the three preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices."

GROWTH ALLOCATION FUND

    The Growth Allocation Fund seeks long-term growth of capital. Current income is only an incidental consideration. The Growth Allocation Fund attempts to achieve its objective by investing in companies whose earnings per share are expected by the Manager to grow at a rate faster than the average of the Large Cap 1200. The Fund is designed for investors who wish to allocate a portion of their assets to investment in growth-oriented stocks.

    The Fund expects that at least 65% of its assets will be invested in the common stocks (and securities convertible into common stocks) of issuers chosen from the Large Cap 1200. Such companies may include foreign issuers, although the Fund does not intend to invest in securities which are principally traded outside of the United States. The balance of the common stocks (and securities convertible into common stocks) held by the Fund may be less liquid investments since the companies in question will have smaller equity capitalization and/or the securities may not be listed on a national securities exchange.

    In pursuing its objective, the Fund may invest in securities of foreign issuers traded principally on U.S. securities exchanges, invest without limit in depository receipts of foreign issuers, and purchase convertible securities. The Fund may also invest up to 15% of its net assets in illiquid securities, lend portfolio securities valued at up to one-third of total assets, and enter into repurchase agreements.

    In addition, the Fund may purchase index futures on the S&P 500 and other domestic indices for investment, anticipatory hedging and risk management and to effect synthetic sales and purchases. The Fund may also buy exchange traded or over-the-counter put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management. The Fund may also use equity swap contracts and contracts for differences for these purposes.

    It is a policy of the Fund to stay fully invested in common stocks, index futures, equity swap contracts and contracts for differences even when the Manager believes that equity securities generally may underperform other types of investments. The Fund expects that, not including the margin deposits or the segregated accounts created in connection with index futures and other derivatives, less than 5% of its total net assets will be invested in the high quality money market instruments such as securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. The Fund will at all times invest at least 65% of its total assets in domestic common stocks. The Fund does not expect to invest in long or short-term fixed income securities for temporary defensive purposes.

    For a detailed description of the investment practices described in the three preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices."

U.S. SECTOR ALLOCATION FUND

    The U.S. Sector Allocation Fund seeks a total return greater than that of the S&P 500 through investment in common stocks chosen from among the 1,800 companies with the largest equity capitalization whose securities are listed on United States national securities exchanges.

    The Fund will allocate its assets, as directed by the Manager, among major U.S. sectors (inlcuding value, growth, small/large capitalization and defensive stocks, stocks in individual industries, etc.) and will overweight those sectors which the Manager believes may outperform the S&P 500 generally. The Fund may place varying degrees of emphasis on different types of companies depending on the Manager's assessment of economic and market conditions, including companies with superior growth prospects and/or companies whose common stock does not, in the opinion of the Manager, adequately reflect the companies' ongoing business value. The Fund may invest in companies with smaller equity capitalization than the companies whose securities are purchased by the Value Allocation Fund and the Growth Allocation Fund. The securities of small capitalization companies may be less liquid and their market prices more volatile than those issued by companies with larger equity capitalizations. Since the Fund's portfolio investments will not be chosen and proportionately weighted to approximate the S&P 500, the total return of the U.S. Sector Allocation Fund may be more or less than the total return of the S&P 500.

    In pursuing its objective, the Fund may invest in securities of foreign issuers traded principally on U.S. securities exchanges, invest without limit in depository receipts of foreign issuers, and purchase convertible securities. The Fund may also invest up to 15% of its net assets in illiquid securities, lend portfolio securities valued at up to one-third of total assets, and enter into repurchase agreements.

    In addition, the Fund may purchase index futures on the S&P 500 and other domestic indices for investment, anticipatory hedging and risk management and to effect synthetic sales and purchases. The Fund may also buy exchange traded or over-the-counter put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management. The Fund may also use equity swap contracts and contracts for differences for these purposes.

    It is a policy of the Fund to stay fully invested in common stocks, index futures, equity swap contracts and contracts for differences even when the Manager believes that equity securities generally may underperform other types of investments. The Fund expects that, not including the margin deposits or the segregated accounts created in connection with index futures and other derivatives, less than 5% of its total net assets will be invested in high quality money market instruments such as securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. The Fund will at all times invest at least 65% of its total assets in domestic common stocks. The Fund does not expect to invest in long or short-term fixed income securities for temporary defensive purposes.

    For a detailed description of the investment practices described in the three preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices".

CORE II SECONDARIES FUND

    The investment objective of the Core II Secondaries Fund is long-term growth of capital. Current income is only an incidental consideration. The Core II Secondaries Fund attempts to achieve its objective by selecting its investments from domestic second tier companies. For these purposes, "second tier companies" are those companies whose equity capitalization at the time of investment by the Core II Secondaries Fund ranks in the lower two-thirds of the 1800 publicly-held issuers with the largest equity capitalization.

    The Core II Secondaries Fund invests primarily in common stocks, although the Fund may on rare occasions hold securities convertible into common stocks such as convertible bonds, convertible preferred stocks and warrants. The Fund expects that at least 65% of its assets will be invested in the securities of second tier companies, as defined above. The Fund may also hold the common stocks (and securities convertible into common stocks) of companies with smaller equity capitalizations. Such investments may be less liquid, as the securities may not be listed on a national securities exchange and their market prices may be more volatile than those issued by companies with larger equity capitalizations.

    In pursuing its objective, the Fund may invest in securities of foreign issuers traded principally on U.S. securities exchanges, invest without limit in depository receipts of foreign issuers, and purchase convertible securities. The Fund may also invest up to 15% of its net assets in illiquid securities, lend portfolio securities valued at up to one-third of total assets, and enter into repurchase agreements.

    In addition, the Fund may purchase index futures on the S&P 500 and other domestic indices for investment, anticipatory hedging and risk management and to effect synthetic sales and purchases. The Fund may also buy exchange traded or over-the-counter put and call options, sell (write) covered options and enter into futures contracts for hedging and risk management. The Fund may also use equity swap contracts and contracts for differences for these purposes.

    It is a policy of the Fund to stay fully invested in common stocks, index futures, equity swap contracts and contracts for differences even when the Manager believes that equity securities generally may underperform other types of investments. The Fund expects that, not including the margin deposits or the segregated accounts created in connection with index futures and other derivatives, less than 5% of its total net assets will be invested in high quality money market instruments such as securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. The Fund will at all times invest at least 65% of its total assets in domestic common stocks. The Fund does not expect to invest in long or short-term fixed income securities for temporary defensive purposes.

    For a detailed description of the investment practices described in the three preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices".

FUNDAMENTAL VALUE FUND

    The Fundamental Value Fund seeks long-term capital growth through investment primarily in equity securities. Current income is only a secondary consideration. It is anticipated that at least 90% of the Fund's assets will be invested in common stocks and securities convertible into common stocks. Although the Fund invests primarily in securities traded in the United States, it may invest up to 25% of its assets in securities of foreign issuers and securities traded principally outside of the United States.

    The Fund invests primarily in common stocks of domestic corporations that, in the opinion of the Manager, represent favorable values relative to their market prices. Under normal conditions, the Fund generally, but not exclusively, looks for companies with low price/earnings ratios and rising earnings. The Fund focuses on established firms with capitalizations of more than $100 million and generally does not buy issues of companies with less than three years of operating history. The Fund seeks to maintain lower than average equity risk levels relative to the potential for return through a portfolio with an average historic volatility (beta) below 1.0. The S&P 500, which serves as a standard for measuring volatility, always has average volatility (beta) of 1.0. The Fund's beta may change with market conditions.

    The Fund's  Manager  analyzes  key economic  variables  to identify  general trends in the stock markets. World economic indicators, which are tracked regularly, include U.S. industry and trade indicators, interest rates, international stock market indices, and currency levels. Under normal conditions, investments are made in a variety of economic sectors, industry segments, and individual securities to reduce the effects of price volatility in any one area.

    In making investments, the Manager takes into account, among other things, a company's source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share. At the same time, the Manager analyzes the financial condition of each company. The Manager examines current and historical measures of relative value to find corporations that are selling at discounts relative to both underlying asset values and market pricing. The Manager then selects those companies with financial and business characteristics that it believes will produce above-average growth in earnings. Sell decisions are triggered when, in the opinion of the Manager, the stock price and other fundamental considerations make further appreciation less likely.

    The Manager generally selects equities that normally trade in sufficient volume to provide liquidity. Domestic equities are usually traded on the New York Stock Exchange or the American Stock Exchange or in the over-the-counter markets.

    The Fund's investments in foreign securities will generally consist of equity securities traded in principal European and Pacific Basin markets. The Manager evaluates the economic strength of a country, which includes its resources, markets, and growth rate. In addition, it examines the political climate of a country as to its stability and business policies. The Manager then assesses the strength of the country's currency and considers foreign exchange issues in general. The Fund aims for diversification not only among countries but also among industries in order to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets.

    Once the Fund has identified a rapidly expanding foreign economy, the Fund attempts to search out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as low price to earnings ratio. Foreign securities in the portfolio are generally listed on principal overseas exchanges.

    In pursuing its objective, the Fund may invest without limit in depository receipts of foreign issuers, and purchase convertible securities. The Fund may also invest up to 15% of its net assets in illiquid securities, lend portfolio securities valued at up to one-third of total assets, and enter into repurchase agreements.

    In addition, the Fund may purchase index futures on the S&P 500 and other domestic indices for investment, anticipatory hedging and risk management and to effect synthetic sales and purchases. The Fund may also buy exchange traded or over-the-counter put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management. The Fund may also use equity swap contracts and contracts for differences for these purposes.

    It is a policy of the Fund to stay fully invested in common stocks, index futures, equity swap contracts and contracts for differences even when the Manager believes that equity securities generally may underperform other types of investments. The Fund expects that, not including the margin deposits or the segregated accounts created in connection with index futures and other derivatives, less than 5% of its total net assets will be invested in high quality money market instruments such as securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. The Fund will at all times invest at least 65% of its total assets in domestic common stocks. The Fund does not expect to invest in long or short-term fixed income securities for temporary defensive purposes.

    For a detailed description of the investment practices described in the preceding five paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices."

INTERNATIONAL EQUITY FUNDS

INTERNATIONAL CORE FUND

    The investment objective of the International Core Fund is to maximize total return through investment in a portfolio of common stocks of non-U.S. issuers. The Fund will usually invest primarily in common stocks, including dividend-paying common stocks. Capital appreciation may be sought through investment in common stocks, convertible bonds, convertible preferred stocks, warrants or rights. Income may be sought through investment in dividend-paying common stocks, convertible bonds, money market instruments or fixed income securities such as long and medium term corporate and government bonds and preferred stocks. Some of these fixed income securities may have speculative qualities and the values of these securities generally fluctuate more than those of other, less speculative fixed income securities. See "Descriptions and Risks of Fund Investment Practices -- Lower Rated Securities."

    The relative emphasis of the Fund on capital appreciation or income will depend upon the views of the Manager with respect to the opportunities for capital appreciation relative to the opportunities for income. There are no prescribed limits on geographic asset distribution and the Fund has the authority to invest in securities traded in securities markets of any country in the world, although under normal market conditions the Fund will invest in securities traded in the securities markets of at least three foreign countries. The responsibility for allocating the Fund's assets among the various securities markets of the world is borne by the Manager. In making these allocations, the Manager will consider such factors as the condition and growth potential of the various economic and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. The Fund generally will not invest in securities of U.S. issuers, except that for temporary defensive purposes the Fund may invest up to 100 percent of its assets in United States securities.

    The Fund may use forward foreign currency contracts, currency futures contracts, currency swap contracts, options on currencies and buy and sell foreign currencies for hedging and for currency risk management, although the Fund's foreign currency exposure will not generally vary by more than 30% from the foreign currency exposure of a benchmark index (the "EAFE-lite Index"), which is a modification of the Morgan Stanley Capital International EAFE Index (the "EAFE Index") developed by the Manager so as to reduce the weighting of Japan in the EAFE Index. The put and call options on currency futures written by the Fund will always be covered. For more information on foreign currency transactions, see "Descriptions and Risks of Fund Investment Practices -- Foreign Currency Transactions." The stocks held by the Fund will not be chosen to approximate the weightings of the EAFE-lite Index.

    The Fund may also invest in securities of investment companies, such as closed-end investment management companies which invest in foreign markets or other of the International Equity Funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder (the "1940 Act"). As a shareholder of an investment company, the Fund may indirectly bear service fees which are in addition to the fees the Fund pays its service providers.

    In addition, the Fund may invest in securities of foreign issuers traded on U.S. exchanges and securities traded abroad, American Depositary Receipts, European Depository Receipts and other similar securities convertible into securities of foreign issuers. The Fund may also enter repurchase agreements, lend portfolio securities valued at up to 25% of total assets, and may invest up to 15% of its net assets in illiquid securities. The Fund expects that, not including the margin deposits or the segregated accounts created in connection with index futures and other derivatives, less than 5% of its total net assets will be invested in cash or high quality money market instruments such as securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit.

    The Fund may also buy put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management. The Fund's use of options on particular securities (as opposed to market indices) is limited such that the premiums paid by the Fund on all outstanding options it has purchased may not exceed 5% of its total assets. The Fund may also write options in connection with buy-and- write transactions, and use index futures (on foreign stock indices), options on futures, equity swap contracts and contracts for differences for investment, anticipatory hedging and risk management and to effect synthetic sales and purchases.

    For a detailed description of the investment practices described in the four preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices."

CURRENCY HEDGED INTERNATIONAL CORE FUND

    The investment objective of the Currency Hedged International Core Fund is to maximize total return through investment in a portfolio of common stocks of non-U.S. issuers and through management of the Fund's currency positions. The Fund has policies that are similar to the International Core Fund, except that the Currency Hedged International Core Fund will employ a different strategy with respect to foreign currency exposure. While the International Core Fund's foreign currency exposure will not generally differ from that of the EAFE-lite Index by more than 30%, the Currency Hedged International Core Fund's foreign currency exposure will generally vary no more than 30% from the currency exposure of a fully hedged EAFE-lite Index. That is, the Currency Hedged International Core Fund will hedge a substantial portion (generally at least 70%) of the EAFE-lite foreign currency exposure while the International Core Fund will generally hedge only a limited portion (generally less than 30%) of EAFE-lite currency exposure. The Currency Hedged International Core Fund may use forward foreign currency contracts, currency futures contracts, currency swap contracts, options on currencies and buy and sell foreign currencies for hedging and for currency risk management. The put and call options on currency futures written by the Fund will always be covered. For more information on foreign currency transactions, see "Descriptions and Risks of Fund Investment Practices -- Foreign Currency Transactions." Because of its name, the Currency Hedged International Core Fund is required to have a policy that it will maintain short currency positions with respect to at least 65% of the foreign currency exposure represented by the common stocks owned by the Fund.

    The Fund will usually invest primarily in common stocks, including dividend-paying common stocks. The stocks held by the Fund will not be chosen to approximate the weightings of the EAFE-lite Index. Capital appreciation may be sought through investment in common stocks, convertible bonds, convertible preferred stocks, warrants or rights. Income may be sought through investment in dividend-paying common stocks, convertible bonds, money market instruments or fixed income securities such as long and medium term corporate and government bonds and preferred stocks. Some of these fixed income securities may have speculative qualities and the values of these securities generally fluctuate more than those of other, less speculative fixed income securities. See "Descriptions and Risks of Fund Investment Practices -- Lower Rated Securities."

    The relative emphasis of the Fund on capital appreciation or income will depend upon the views of the Manager with respect to the opportunities for capital appreciation relative to the opportunities for income. There are no prescribed limits on geographic asset distribution and the Fund has the authority to invest in securities traded in securities markets of any country in the world, although under normal market conditions the Fund will invest in securities traded in the securities markets of at least three foreign countries. The responsibility for allocating the Fund's assets among the various securities markets of the world is borne by the Manager. In making these allocations, the Manager will consider such factors as the condition and growth potential of the various economic and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. The Fund generally will not invest in securities of U.S. issuers, except that for temporary defensive purposes the Fund may invest up to 100 percent of its assets in United States securities.

    The Fund may also invest in securities of investment companies, such as closed-end investment management companies which invest in foreign markets or other of the International Equity Funds to the extent permitted under the 1940 Act. As a shareholder of an investment company, the Fund may indirectly bear service fees which are in addition to the fees the Fund pays its service providers.

    In addition, the Fund may invest in securities of foreign issuers traded on U.S. exchanges and securities traded abroad, American Depositary Receipts, European Depository Receipts and other similar securities convertible into securities of foreign issuers. The Fund may also enter repurchase agreements, and lend portfolio securities valued at up to 25% of total assets. The Fund may also invest up to 15% of its net assets in illiquid securities and temporarily invest in cash and high quality money market instruments such as securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. The Fund expects that, not including the margin deposits or the segregated accounts created in connection with index futures and other derivatives, less than 5% of its total net assets will be invested in such high quality cash items.

    The Fund may also buy put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management. The Fund's use of options on particular securities (as opposed to market indices) is limited such that the premiums paid by the Fund on all outstanding options it has purchased may not exceed 5% of its total assets. The Fund may also write options in connection with buy-and- write transactions, and use index futures (on foreign stock indices), options on futures, equity swap contracts and contracts for differences for investment, anticipatory hedging and risk management and to effect synthetic sales and purchases.

    For a detailed description of the investment practices described in the three preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices."

FOREIGN FUND

    The investment objective of the Foreign Fund is to maximize total return through investment primarily in equity securities of non-U.S. issuers. The Fund's investment strategy is based on a fundamental analysis of issuers and country economics. The Fund will usually invest primarily in common stocks, including dividend-paying common stocks. Capital appreciation may be sought through investment in common stocks, convertible bonds, convertible preferred stocks, warrants or rights. Income may be sought through investment in dividend-paying common stocks, convertible bonds, money market instruments or fixed income securities such as long and medium term corporate and government bonds and preferred stocks. Some of these fixed income securities may have speculative qualities and the values of these securities generally fluctuate more than those of other, less speculative fixed income securities. See "Descriptions and Risks of Fund Investment Practices -- Lower Rated Securities".

    The relative emphasis of the Fund on capital appreciation or income will depend upon the views of the Manager with respect to the opportunities for capital appreciation relative to the opportunities for income. There are no prescribed limits on geographic asset distribution and the Fund has the authoritiy to invest in securities traded in securities markets of any country in the world other than the United States, although under normal market conditions  the  Fund  will  invest  in  securities  principally  traded  in the securities markets of at least three countries. The responsibility for allocating the Fund's assets among the various securities markets of the world is borne by the Manager. In making these allocations, the Manager will consider such factors as the condition and growth potential of the various economic and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors.

    The Fund may use forward foreign currency contracts, currency futures contracts, options on currencies and buy and sell foreign currencies for the purpose of hedging the currency exposure of its portfolio securities. The Fund is not required to hedge its currency risk and will not normally hedge more than 90% of such risks.

    The Fund may also invest in securities of investment companies, such as closed-end investment management companies which invest in foreign markets or other of the International Equity Funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder (the "1940 Act"). As a shareholder of an investment company, the Fund may indirectly bear service fees which are in addition to the fees the Fund pays its service providers.

    In addition, the Fund may invest in securities of foreign issuers traded on U.S. exchanges and securities traded abroad, American Depositary Receipts, European Depository Receipts and other similar securities convertible into securities of foreign issuers. The Fund may also enter into repurchase agreements, lend portfolio securities valued at up to one-third of total assets, and may invest up to 15% of its net assets in illiquid securities. The Fund may invest up to 20% of its assets in securities of issuers in newly industrialized countries of the type invested in by the Emerging Markets Fund.

    The Fund may also buy put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management. The Fund's use of options on particular securities (as opposed to market indices) is limited such that the premiums paid by the Fund on all outstanding options it has purchased may not exceed 5% of its total assets. The Fund may also write options in connection with buy-and-write transactions and use index futures (on foreign stock).

    For a detailed description of the investment practices described in the four preceding paragraphs and the risks associated with the, see "Descriptions and Risks of Fund Investment Practices."

INTERNATIONAL SMALL COMPANIES FUND

    The International Small Companies Fund seeks to maximize total return through investment primarily in equity securities of foreign issuers whose equity securities are traded on a major stock exchange of a foreign country ("foreign stock exchange companies") and whose equity capitalization at the time of investment, when aggregated with the equity capitalizations of all foreign stock exchange companies in that country whose equity capitalizations are smaller than that of such company, is less than 50% of the aggregate equity capitalization of all foreign stock exchange companies in such country ("small capitalization foreign companies"). With the exception of the International Small Companies Fund's policy of investing in securities of small capitalization foreign companies, and except as otherwise disclosed in this Prospectus and the related Statement of Additional Information, the International Small Companies Fund's investment objectives and policies are the same as those described above with respect to the International Core Fund.

    It is currently expected that at least 65% of the International Small Companies Fund's assets will be invested in common stocks of small capitalization foreign companies. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. Small capitalization foreign companies tend to be smaller and newer than other foreign companies and may be dependent upon a single proprietary product or market niche. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, small capitalization foreign companies have fewer securities outstanding and are less liquid than large companies. Their common stock and other securities may trade less frequently and in limited volume. The securities of small capitalization foreign companies are generally more sensitive to purchase and sale transactions and, therefore, the prices of such securities tend to be more volatile than the securities of larger companies.

    The Fund also may invest in securities of foreign issuers traded on U.S. exchanges and securities traded abroad, American Depositary Receipts, European Depository Receipts and other similar securities convertible into securities of foreign issuers. The Fund may also enter repurchase agreements, and lend portfolio securities valued at up to one-third of total assets. The Fund may also invest up to 15% of its net assets in illiquid securities and temporarily invest in cash and high quality money market instruments such as securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. The Fund expects that, not including the margin deposits or the segregated accounts created in connection with index futures and other derivatives, less than 5% of its total net assets will be invested in such high quality cash items.

    The Fund may also buy put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management. The Fund's use of options on particular securities (as opposed to market indices) is limited such that the premiums paid by the Fund on all outstanding options it has purchased may not exceed 5% of its total assets. The Fund may also write options in connection with buy-and- write transactions, and use index futures (on foreign stock indices), options on futures, equity swap contracts and contracts for differences for investment, anticipatory hedging and risk management and to effect synthetic sales and purchases.

    The Fund may use forward foreign currency contracts, currency futures contracts, currency swap contracts, options on currencies and buy and sell foreign currencies for hedging and for currency risk management. The put and call options on currency futures written by the Fund will always be covered.

    For a detailed description of the investment practices described in the three preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices."

JAPAN FUND

    The Japan Fund seeks to maximize total return through investment in a portfolio of Japanese securities, consisting primarily of common stocks of Japanese companies. It is currently expected that the Japan Fund will invest at least 90% of its assets in "Japanese Securities," that is, securities issued by entities that are organized under the laws of Japan and that either have 50% or more of their assets in Japan or derive 50% or more of their revenues from Japan ("Japanese Companies"). Although the Japan Fund will invest primarily in common stocks of Japanese Companies, it may also invest in other Japanese Securities, such as convertible preferred stock, warrants or rights as well as short-term government debt securities or other short-term prime obligations (i.e., high quality debt obligations maturing not more than one year from the date of issuance). The Japan Fund expects that any income it derives will be from dividend or interest payments on securities.

    Unlike mutual funds which invest in the securities of many other countries, the Japan Fund will be invested almost exclusively in Japanese Securities. No effort will be made by the Manager to assess the Japanese economic, political or regulatory developments or changes in currency exchange rates for purposes of varying the portion of the Fund's assets invested in Japanese Securities. This means that the Fund's performance will be directly affected by political, economic, market and exchange rate conditions in Japan. Also, since the Japanese economy is dependent to a significant extent on foreign trade, the relationships between Japan and its trading partners and between the yen and other currencies are expected to have a significant impact on particular Japanese Companies and on the Japanese economy generally. Also, the Japan Fund's investments are denominated in yen, whose value continually changes in relation to the dollar. This varying relationship will also directly affect the value of the Japan Fund's shares. The Japan Fund is designed for investors who are willing to accept the risks associated with changes in such conditions and relationships.

    To achieve its objectives, the Fund may invest in securities of foreign issuers traded on U.S. exchanges and securities traded abroad, American Depositary Receipts, European Depositary Receipts and other similar securities convertible into securities of foreign issuers. The Fund may also enter repurchase agreements, and lend portfolio securities valued at up to one-third of total assets. The Fund may also invest up to 15% of its net assets in illiquid securities and temporarily invest in cash and high quality money market instruments such as securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. The Fund expects that, not including the margin deposits or the segregated accounts created in connection with index futures or other derivatives, less than 5% of its total net assets will be invested in such high quality cash items.

    The Fund may also buy put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management. The Fund's use of options on particular securities (as opposed to market indices) is limited such that the premiums paid by the Fund on all outstanding options it has purchased may not exceed 5% of its total assets. The Fund may also write options in connection with buy-and-write transactions, and use index futures (on foreign stock indices), options on futures, equity swap contracts and contracts for differences for investment, anticipatory hedging and risk management and to effect synthetic sales and purchases.

    The Fund may use forward foreign currency contracts, currency futures contracts, currency swap contracts, options on currencies and buy and sell foreign currencies for hedging and for currency risk management. The put and call options on currency futures written by the Fund will always be covered.

    For a detailed description of the investment practices described in the three preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices."

EMERGING MARKETS FUND

    The Emerging Markets Fund seeks long-term capital appreciation consistent with what the Manager believes to be a prudent level of risk through investment in equity and equity-related securities traded in the securities markets of newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa. The Manager has appointed Dancing Elephant, Ltd. to serve as a consultant (the "Consultant") to the Fund.

    The Consultant's efforts focus on asset allocation among the selected emerging markets. (See "Descriptions and Risks of Fund Investment Practices -- Certain Risks of Foreign Investments.") In addition to considerations relating to a particular market's investment restrictions and tax barriers, this asset allocation is based on certain other relevant factors including the outlook for economic growth, currency exchange rates, commodity prices, interest rates, political factors and the stage of the local market cycle in such emerging market. The Consultant expects to allocate the Fund's investments over geographic as well as economic sectors.

    There are currently over 50 newly industrializing and developing countries with equity markets. A number of these markets are not yet easily accessible to foreign investors and have unattractive tax barriers or insufficient liquidity to make significant investments by the Fund feasible or attractive. However, many of the largest of the emerging markets have, in recent years, liberalized access and more are expected to do so over the coming few years if the present trend continues.

    Emerging markets in which the Fund intends to invest may include the following emerging markets ("Emerging Markets"):

    Asia:        Bangladesh, China, India, Indonesia,
                 Korea, Malaysia, Mynanmar, Mongolia,
                 Pakistan, Philippines, Sri Lanka,
                 Republic of China (Taiwan), Thailand,
                 Vietnam

    Latin
    America:     Argentina, Bolivia, Brazil, Chile,
                 Columbia, Costa Rica, Ecuador,
                 Jamaica, Mexico, Peru, Uruguay,
                 Venezuela,

    Europe/
    Middle East/
    Africa:      Botswana, Czech Republic, Ghana,
                 Greece, Hungary, Israel, Jordan,
                 Kazakhstan, Kenya, Morocco, Namibia,
                 Nigeria, Poland, Portugal, Russia,
                 Slovakia, Slovenia, South Africa,
                 Turkey, Ukraine, Zimbabwe

    The Emerging Markets Fund has a fundamental policy that, under normal conditions, at least 65% of its total assets will be invested in equity and equity-related securities which are predominantly traded on Emerging Market exchanges ("Emerging Market Securities"). The Fund invests predominantly in individual stocks listed on Emerging Market stock exchanges or in depository receipts of such stocks listed on markets in industrialized countries or traded in the international equity market. The Fund may also invest in shares of companies which are not presently listed but are in the process of being privatized by the government and, subject to a maximum aggregate investment equal to 25% of the total assets of the Fund, shares of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities mar kets. The Fund may also invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of stocks listed in a particular developing country or region subject to obtaining any necessary local regulatory approvals, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. Such investments may result in additional costs, as the Fund may be required to bear a pro rata share of the expenses of each such fund in which it invests. The Fund may also invest in companies listed on major markets outside of the emerging markets that, based on information obtained by the Consultant, derive at least half of their revenues from trade with or production in developing countries. In addition, the Fund's assets may be invested on a temporary basis in debt securities issued by companies or governments in developing countries or money market securities of high-grade issuers in industrialized countries denominated in various currencies.

    The Fund may also invest in bonds and money market instruments in Canada, the United States and other markets of industrialized nations and emerging securities markets, and, for temporary defensive purposes, may invest without limit in cash and high quality money market instruments such as securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. The Fund expects that, not including the margin deposits or the segregated accounts created in connection with index futures and other derivatives, less than 5% of its total net assets will be invested in such high quality cash items. The Fund may also invest in indexed securities, the redemption value and/or coupons of which are indexed to the prices of other securities, securities indices, currencies, precious metal, or other commodities, as well as other technical indicators.

    The Fund may also invest up to 10% of its total assets through debt-equity conversion funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions. The Fund may also invest in convertible securities, enter repurchase agreements and lend portfolio securities valued at up to one-third of total assets. The Fund may invest up to 15% of its net assets in illiquid securities.

    The Fund may also buy put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management. The Fund's use of options on particular securities (as opposed to market indices) is limited such that the premiums paid by the Fund on all outstanding options it has purchased may not exceed 5% of its total assets. The Fund may also write options in connection with buy-and-write transactions, and use index futures (on foreign stock indices), options on futures, equity swap contracts and contracts for differences for investment, anticipatory hedging and risk management and to effect synthetic sales and purchases.

    The Fund may use forward foreign currency contracts, currency futures contracts, currency swap contracts, options on currencies and buy and sell foreign currencies for hedging and for currency risk management. The put and call options on currency futures written by the Fund will always be covered.

    For a detailed description of the investment practices described in the five preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices."

GLOBAL HEDGED EQUITY FUND

    The Global Hedged Equity Fund seeks total return consistent with minimal exposure to general equity market risk. The Fund will pursue its investment objective by investing substantially all of its assets in a combination of (i) equity securities, (ii) derivative instruments intended to hedge the value of the Fund's equity securities against substantially all of the general movements in the relevant equity market(s), including hedges against substantially all of the changes in the value of the U.S. dollar relative to the currencies represented in the indices used to hedge general equity market risk and (iii) long interest rate futures contracts intended to adjust the duration of the theoretical fixed income security embedded in the pricing of the derivatives used for hedging the Fund's equity securities (the "Theoretical Fixed Income Security"). The Fund may also buy exchange traded or over-the-counter put and call options and sell (write) covered options for hedging or investment. To the extent that the Fund's portfolio strategy is successful, the Fund is expected to achieve a total return consisting of (i) the performance of the Fund's equity securities, relative to the relevant equity market indices (including appreciation or depreciation of any overweighted currency relative to the currency weighting of the equity hedge), plus or minus (ii) short-term capital gains or losses approximately equal to the total return on the Theoretical Fixed Income Security, plus or minus (iii) capital gains or losses on the Fund's interest rate futures positions minus (iv) transaction costs and other Fund expenses. Investors should understand that, as opposed to conventional equity portfolios, to the extent that the Fund's hedging positions are effective, the performance of the Fund is not expected to correlate with the movements of equity markets generally. Rather, the performance of the Fund will tend to be a function of the total return on fixed income securities and the performance of the Fund's equity securities relative to broad market indices, including changes in overweighted currencies relative to the currency weighting of those indices.

    The Global Hedged Equity Fund has a fundamental policy that, under normal market conditions, at least 65% of its total assets will be invested in equity securities. In addition, under normal market conditions, the Fund will invest in securities principally traded in the securities markets of at least three countries. The Global Hedged Equity Fund will generally invest in at least 125 different common stocks chosen from among (i) the Large Cap 1200 and (ii) stocks traded primarily outside of the United States similarly chosen from among issuers with the largest market capitalization that are principally traded on a given foreign securities exchange. The Fund may invest up to 20% of its assets in securities of issuers in newly industrializing countries of the type invested in by the Emerging Markets Fund. The Manager will select which common stocks to purchase based on its assessment of whether the common stock of an issuer (and/or the currency in which the stock is traded) is likely to perform better than the broad global equity market index (the "Selected Equity Index") selected by the Manager to serve as a hedge for the Fund's portfolio as a whole.

    As indicated above, the Fund will seek to hedge fully the value of its equity holdings (measured in U.S. dollars) against substantially all movements in the global equity markets (measured in U.S. dollars). This means that, if the hedging strategy is successful, when the world equity markets and/or the U.S. dollar go up or down, the Fund's net asset value will not be materially affected by those movements in the relevant equity or currency markets generally, but will rise or fall based primarily on whether the Fund's selected equity securities perform better or worse than the Selected Equity Index. Those changes will include the changes in any overweighted currency relative to the currency weighting of the Selected Equity Index.

    The Fund may use a variety of equity hedging instruments. It is currently anticipated that the Fund will primarily use a combination of short equity swap contracts and Index Futures for the purpose of hedging equity market exposure, including, to the extent permitted by regulations of the Commodity Futures Trading Commission, those traded on foreign markets. Derivative short positions represented by the Fund's equity swap contracts will generally relate to modified versions of the market capitalization weighted U.S., Europe, Australia and Far East Index (or "Global Index") calculated by Morgan Stanley Capital International. These modified indices ("Modified Global Index") generally reduce the size of the Japanese equity markets for purposes of the country weighting by 40% or more. The Fund generally expects to build its currency hedging into its equity swap contracts, although it may also attempt to hedge directly its foreign currency-denominated portfolio securities against an appreciation in the U.S. dollar relative to the foreign currencies in which such securities are denominated.

    The Manager expects to select specific equity investments without regard to the country weightings of the Modified Global Index and in some cases may intentionally emphasize holdings in a particular market or traded in a particular currency. Because the country market and currency weighting of the Modified Global Index will generally not precisely mirror the country market weightings represented by the Fund's equity securities, there will be an imperfect correlation between the Fund's equity securities and the hedging position(s). Consequently, the Fund's hedging strategies using those equity swap contracts are expected to be somewhat imperfect. This means there is a risk that if the Fund's equity securities decline in value as a result of general market conditions, the hedging position(s) may not appreciate enough to offset that decline (or may actually depreciate). Likewise, if the Fund's equity securities increase in value, that value may be more than offset by a decline in the value of the hedging position(s). Also, because the Manager may conclude that a particular currency is likely to appreciate relative to the currencies represented by the Selected Equity Index, securities traded in that particular currency may be overweighted relative to the Selected Equity Index. Such an overweighted position may result in a loss or reduced gain to the Fund (even when the security appreciates in local currency) if the relevant currency depreciates relative to the currencies represented by the Modified Global Index.

    The Fund's hedging positions are also expected to increase or decrease the Fund's gross total return by an amount approximating the total return on relevant short-term fixed income securities referred to above as the Theoretical Fixed Income Security. For example, as the holder of a short derivative position on an equity index, the Fund will be obligated to pay the holder of the long position (the "counterparty") the total return on that equity index. The Fund's contractual obligation eliminates for the counterparty the opportunity cost that would be associated with actually owning the securities underlying that equity index. That opportunity cost would generally be considered the total return that a counterparty could achieve if the counterparty's capital were invested in a short-term fixed income security (i.e., up to 2 years maturity) rather than in the securities underlying the Relevant Equity Index. Because the counterparty is relieved of this cost, the pricing of the hedging instruments is designed to compensate the holder of the short position (in this case the Fund) by paying to the holder the total return on the Theoretical Fixed Income Security. (Another way of thinking about this is that the holder of the short position must, in theory, be compensated for the cost of borrowing money over some relatively short term (generally up to 2 years) to purchase an equity portfolio matching that holder's obligations under the hedging instrument.)

    In practice, the Manager has represented that generally, if there is no movement in the Relevant Equity Index during the term of the derivative instrument, the Fund as the holder of the short (hedging) position would be able to close out that position with a gain or loss equal to the total return on a Theoretical Fixed Income Security with a principal amount equal to the face or notional amount of the hedging instrument.

    The total return on the Theoretical Fixed Income Security would be accrued interest plus or minus the capital gain or loss on that security. In the case of Index Futures, the Fund would expect the Theoretical Fixed Income Security would be one with a term equal to the remaining term of the Index Future and bearing interest at a rate approximately equal to the weighted average interest rate for money market obligations denominated in the currency or currencies used to settle the Index Futures (generally LIBOR if settled in U.S. dollars). In the case of equity swap contracts, the Manager can specify the Theoretical Fixed Income Security whose total return will be paid to (or payable by) the Fund. In cases where the Manager believes the implicit "duration" of the Fund's theoretical fixed income securities is too short to provide an acceptable total return, the Fund may enter into long interest rate futures (or purchase call options on longer maturity fixed-income securities) which, together with the Theoretical Fixed Income Security, creates a synthetic Theoretical Fixed Income Security with a longer duration (but never with a duration causing the Fund's overall duration to exceed that of 3-year U.S. Treasury obligations) (See "Descriptions and Risks of Fund Investment Practices -- Use of Options, Futures and Options on Futures -- Investment Purposes"). The Fund will segregate cash, U.S. Treasury obligations and other high grade debt obligations in an amount equal, on a marked-to-market basis, to the Fund's obligations under the interest rate futures. Duration is the average time until payment (or anticipated payment in the case of a callable security) of interest and principal on a fixed income security, weighted according to the present value of each payment.

    If interest rates rise, the Fund would expect that the value of any long interest rate future owned by the Fund would decline and that amounts payable to the Fund under an equity swap contract in respect of the Theoretical Fixed Income Security would decrease or that amounts payable by the Fund thereunder would increase. Any such decline (and/or the amount of any such decrease or increase under a short equity swap contract) could be greater than the
derivative   "interest"   received  on  the  Fund's   Theoretical  Fixed  Income
Securities. The Fund's gross return is also expected to be reduced by transaction costs and other Fund expenses. Those expenses will generally include currency hedging costs if interest rates outside the U.S. are higher than those in the U.S.

    For the equity swap contracts entered into by the Fund, the counterparty will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund (i) interest on the Theoretical Fixed Income Security with a principal amount equal to the notional amount of the equity swap contract plus (ii) the amount, if any, by which that notional amount would have decreased in value (measured in U.S. Dollars) had it been invested in the stocks comprising the equity index agreed to by the Fund (the "Contract Index") in proportion to the composition of the Contract Index. (The Contract Index will be the Modified Global Index except that, to the extent short futures contracts on a particular country's equity securities are also used by the Fund, the Contract Index may be the Modified Global Index with a reduced weighting for that country to reflect the futures position.) The Fund will agree to pay the counterparty (i) any negative total return on the Theoretical Fixed Income Security plus (ii) the amount, if any, by which the notional amount of the equity swap contract would have increased in value (measured in U.S. Dollars) had it been invested in the stocks comprising the Contract Index plus (iii) the dividends that would have been received on those stocks. Therefore, the return to the Fund on any equity swap contract should be the total return on the Theoretical Fixed Income Security reduced by the gain (or increased by the loss) on the notional amount as if invested in the Contract Index and reduced by the dividends on the stocks comprising the Contract Index. The Fund will only enter into equity swap contracts on a net basis, i.e., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. Payments under the equity swap contracts may be made at the conclusion of the contract or periodically during its term.

    The Fund may from time to time enter into the opposite side of equity swap contracts (i.e., where the Fund is obligated to pay the decrease (or receive the increase) on the Contract Index increased by any negative total return (and decreased by any positive total return) on the Theoretical Fixed Income Security) to reduce the amount of the Fund's equity market hedging consistent with the Fund's objective. These positions are sometimes referred to as "long equity swap contracts." The Fund may also take long positions in index futures for similar purposes.

    The Fund may also take a long position in index futures to reduce the amount of the Fund's equity market hedging consistent with the Fund's objective. When hedging positions are reduced using index futures, the Fund will also be exposed to the risk of imperfect correlations between the index futures and the hedging positions being reduced.

    The Fund will use a combination of long and short equity swap contracts and long and short positions in index futures in an attempt to hedge generally its equity securities against substantially all movements in the relevant equity markets generally. The Fund will not use equity swap contracts or Relevant Equity Index Futures to leverage the Fund.

    The Fund's actual exposure to an equity market or markets will not be completely hedged if the aggregate of the notional amount of the long equity swap contracts (less the notional amount of any short equity swap contracts) relating to the relevant equity index plus the face amount of the short Index Futures (less the face amount of any long Index Futures) is less than the Fund's total net assets invested in common stocks principally traded on such market or markets and will tend to be overhedged if such aggregate is more than the Fund's total net assets so invested. Under normal conditions, the Manager expects the Fund's total net assets invested in equity securities generally to be up to 5% more or less than this aggregate because purchases and redemptions of Fund shares will change the Fund's total net assets frequently, because Index Futures can only be purchased in integral multiples of an equity index and because the Funds' positions may appreciate or depreciate over time. Also, the ability of the Fund to hedge risk may be diminished by imperfect correlations between price movements of the underlying equity index with the price movements of Index Futures relating to that index and by lack of correlation between the market weightings of the Modified Global Index, on the one hand, and, on the other, the market weightings represented by the common stocks selected for purchase by the Fund.

    In theory, the Fund will only be able to achieve its objective with precision if (i) the aggregate face amount of the net short Index Futures plus the notional amount of the long equity swap contracts (less the notional amount of any short equity swap contracts) relating to the Selected Equity Index is precisely equal to a Fund's total net assets, (ii) there is exact price movement correlation between any Index Futures and the relevant equity index, (iii) there is exact price correlation between the Modified Global Index and the overall movements of the relevant equity markets and (iv) the Fund's currency hedging strategies are effective. As noted, in practice there are a number of risks and cash flows which will tend to undercut these assumptions.

    The purchase and sale of common stocks and Index Futures involve transaction costs and reverse equity swap contracts require the Fund to pay interest on the notional amount of the contract.

    In addition to the practices described above, in order to pursue its objective the Fund may invest in securities of foreign issuers traded on U.S. exchanges and securities traded abroad, American Depositary Receipts, European Depositary Receipts and other similar securities convertible into securities of foreign issuers. The Fund may also invest up to 15% of its net assets in illiquid securities and temporarily invest up to 50% of its assets in cash and high quality money market instruments such as securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit.

    The Fund may also enter repurchase agreements, and lend portfolio securities valued at up to one-third of total assets.

    In addition, for hedging purposes only the Fund may use forward foreign currency contracts, currency futures contracts, related options and options on currencies, and buy and sell foreign currencies.

    For a detailed description of the investment practices described in the three preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices" later in this Prospectus.

FIXED INCOME FUNDS

    As used in several of the Fixed Income Funds' investment objectives below, "bond" means any fixed income obligation with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security. (See "Descriptions and Risks of Fund Investment Practices -- Uses of Options, Futures and Options on Futures -- Investment Purposes".) Total return for each Fund will be measured by aggregating capital value changes and income. Under normal market conditions, each of the Emerging Country Debt Fund, the Core Emerging Country Debt Fund, the International Bond Fund, the Currency Hedged International Bond Fund and the Global Bond Fund will invest at least 65% of its assets in bonds of issuers of at least three countries (excluding the United States). However, up to 100% of these Fixed Income Fund's assets may be denominated in U.S. dollars, and for temporary defensive purposes, each such Fixed Income Fund may invest as much as 100% of its assets in issuers from one or two countries, which may include the United States.

DOMESTIC BOND FUND

    The Domestic Bond Fund seeks to earn high total return through investment primarily in U.S. Government Securities. The Fund may also invest a significant portion of its assets in other investment grade bonds (including convertible bonds) denominated in U.S. dollars. The Fund's portfolio will generally have a duration of approximately four to six years (excluding short-term investments). The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. The Fund will attempt to provide a total return greater than that generally provided by the U.S. government securities market as measured by an index selected from time to time by the Manager. The Fund may invest in fixed income securities of any maturity, although the Fund expects that at least 65% of its total assets will be comprised of "bonds" (as such term is defined above) of U.S. issuers. Fixed income securities include securities issued by federal, state, local and foreign governments, and a wide range of private issuers.

    The Fund may lend portfolio securities valued at up to one-third of total assets, invest up to 5% of its assets in lower rated securities (also known as "junk bonds"), and invest in adjustable rate securities, zero coupon securities and depository receipts. The Fund may also enter into repurchase agreements, reverse repurchase agreements and dollar roll transactions. The Fund may also enter into loan participation agreements and invest in other direct debt instruments. In addition, the Fund may invest in mortgage-backed and other asset-backed securities issued by the U.S. government, its agencies and by non-government issuers, including collateral mortgage obligations ("CMO's"), strips and residuals. The Fund may also invest in indexed securities the redemption values and/or coupons of which are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. The Fund may also enter into firm commitment agreements with banks or broker-dealers, and may invest up to 15% of its assets in illiquid securities.

    In addition, the Fund may buy put and call options, sell (write) covered options, and enter into futures contracts and options on futures contracts for hedging, investment and risk management and to effect synthetic sales and purchases. The Fund's use of options on particular securities (as opposed to market indices) is limited such that the premiums paid by the Fund on all outstanding options it has purchased may not exceed 5% of its total assets. The Fund may also use interest rate swap contracts, contracts for differences and interest rate caps, floors and collars for hedging, investment and risk management.

    For a detailed description of the investment practices described in the three preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices."

SHORT-TERM INCOME FUND

    The Short-Term Income Fund seeks current income to the extent consistent with the preservation of capital and liquidity through investment in a portfolio of fixed income instruments rated high quality by Standard & Poor's Corporation ("S&P") or by Moody's Investors Service, Inc. ("Moody's") or considered by the Manager to be of comparable quality. While the Short-Term Income Fund intends to invest in short-term securities, it is not a money market fund. Debt securities held by the Fund which have a remaining maturity of 60 days or less will be valued at amortized cost unless circumstances dictate otherwise. See "Determination of Net Asset Value." It is the present policy of the Short-Term Income Fund, which may be changed without shareholder approval, to maintain at least 65% of the Fund's assets invested in securities with remaining maturities of two years or less.

    In determining whether a security is a suitable investment for the Short-Term Income Fund, reference will be made to the quality of the security, including its rating, at the time of purchase. The Manager may or may not dispose of a portfolio security as a result of a change in the securities' rating, depending on its evaluation of the security in light of the Fund's investment objectives and policies.

    The Fund may invest in prime commercial paper and master demand notes (rated "A-1" by S&P or "Prime-1" by Moody's or, if not rated, issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's), high-quality corporate debt securities (rated at least "AA" by S&P or at least "Aa" by Moody's), and high-quality debt securities backed by pools of commercial or consumer finance loans (rated at least "AA" by S&P or "Aa" by Moody's) and certificates of deposit, bankers' acceptances and other bank obligations (when and if such other bank obligations become available in the future) issued by banks having total assets of at least $2 billion as of the date of the bank's most recently published financial statement.

    In addition to the foregoing, the Short-Term Income Fund may also invest in certificates of deposit of $100,000 or less of domestic banks and savings and loan associations, regardless of total assets, if the certificates of deposit are fully insured as to principal by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The Short-Term Income Fund may invest up to 100% of its assets in obligations issued by banks, and up to 15% of its assets in obligations issued by any one bank. If the bank is a domestic bank, it must be a member of the Federal Deposit Insurance Corporation. This does not prevent the Short-Term Income Fund from investing in obligations issued by foreign branches of domestic banks and there is currently no limit on the Fund's ability to invest in these obligations. If the bank is foreign, the obligation must, in the opinion of the Manager, be of a quality comparable to the other debt securities which may be purchased by the Short-Term Income Fund. There are special risks associated with investments in such foreign bank obligations, including the risks associated with foreign political, economic and legal developments and the fact that foreign banks may not be subject to the same or similar regulatory requirements that apply to domestic banks. (See "Descriptions and Risks of Fund Investment Practices - Certain Risks of Foreign Investments.") The Short-Term Income Fund will invest in these securities only when the Manager believes the risks are minimal. In addition, to the extent the Short-Term Income Fund concentrates its assets in the banking industry, including the domestic banking industry, adverse events affecting the industry may also have an adverse effect on the Fund. Such adverse events include, but are not limited to, rising interest rates which affect a bank's ability to maintain the "spread" between the cost of money and any fixed return earned on money, as well as industry-wide increases in loan default rates and declines in the value of loan collateral such as real estate. The Fund may also invest in U.S. Government Securities.

    The  Short-Term  Income Fund may purchase any of the  foregoing  instruments
through  firm  commitment   arrangements  with  domestic  commercial  banks  and
registered broker-dealers and may enter into repurchase agreements with such banks and broker-dealers with respect to any of the foregoing money market instruments, longer term U.S. Government Securities or corporate debt securities rated at least "AA" by S&P or at least "Aa" by Moody's. The Fund will only enter into firm commitment arrangements and repurchase agreements with banks and broker-dealers which the Manager determines present minimal credit risks.

    All of the Short-Term Income Fund's investments will, at the time of investment, have remaining maturities of five years or less and the average maturity of the Short-Term Income Fund's portfolio securities based on their dollar value will not exceed two years at the time of each investment. When the Fund has purchased a security subject to a repurchase agreement, the amount and maturity of the Fund's investment will be determined by reference to the amount and term of the repurchase agreement, not by reference to the underlying security. When the Fund purchases an adjustable rate security, the security's maturity will be determined with reference to the frequency with which the rate is adjusted. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of two years for the Fund, it will invest its available cash in such a manner as to reduce its dollar-weighted average maturity to two years or less as soon as reasonably practicable.

    The Fund may also invest in foreign securities when the Manager believes the risks are minimal, and lend portfolio securities valued at up to one-third of its total assets.

    For a detailed description of the investment practices described in the preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices."

INTERNATIONAL BOND FUND

    The International Bond Fund seeks to earn high total return through investment primarily in investment-grade bonds (including convertible bonds) denominated in various currencies, including U.S. dollars, or in multicurrency units. The Fund will attempt to provide a total return greater than that generally provided by the international fixed income securities markets as measured by an index selected from time to time by the Manager. Because the Fund will not generally attempt to hedge against an appreciation in the U.S. dollar relative to the foreign currency in which its portfolio securities are denominated, investors should expect that the Fund's performance will be adversely affected by appreciation of the U.S. dollar and will be positively affected by a decline in the U.S. dollar relative to the currencies in which the Funds' portfolio securities are denominated.

    The Fund may invest in fixed income securities of any maturity, although the Fund expects that at least 65% of its total assets will be comprised of "bonds" as such term is defined above. Fixed income securities include securities issued by federal, state, local and foreign governments, and a wide range of private issuers.

    The Fund may enter into loan participation agreements and other direct investments, forward foreign exchange agreements, and purchase or sell securities on a when- issued or delayed delivery basis. The Fund may also invest a portion of its assets in sovereign debt (bonds, including convertible bonds and Brady bonds, and loans) of countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa (see "Emerging Country Debt Fund") and, to the extent permitted by the 1940 Act, may invest in shares of the Emerging Country Debt Fund or the Core Emerging Country Debt Fund.

    The Fund may lend portfolio securities valued at up to one-third of total assets, invest up to 25% of its assets in lower rated securities (also known as "junk bonds"), and invest in adjustable rate securities, zero coupon securities and depositary receipts of foreign issuers. The Fund may also enter into repurchase agreements, reverse repurchase agreements and dollar roll agreements. In addition, the Fund may invest in mortgage-backed and other asset- backed securities issued by the U.S. government, its agencies and by non-government issuers, including collateral mortgage obligations ("CMO's"), strips and residuals. The Fund may also invest in indexed securities the redemption values and/or coupons of which are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. The Fund may also enter into firm commitment agreements with banks or broker-dealers, and may invest up to 15% of its assets in illiquid securities.

    The Fund may buy put and call options, sell (write) covered options, and enter into futures contracts and options on futures contracts for hedging, investment and risk management and to effect synthetic sales and purchases. The Fund's use of options on particular securities (as opposed to market indices) is limited such that the premiums paid by the Fund on all outstanding options it has purchased may not exceed 10% of its total assets. The Fund may also write options in connection with buy- and-write transactions, and use index futures on foreign indices for investment, anticipatory hedging and risk management. In addition, the Fund may use forward foreign currency contracts, currency futures contracts and related options, currency swap contracts, options on currencies, and buy and sell currencies for hedging, and for currency risk management. The Fund may also use synthetic bonds and synthetic foreign currency denominated securities to approximate desired risk/return profiles where the desired profile is either unavailable or possesses undesirable characteristics.

    In addition, the Fund may use interest rate swap contracts, contracts for differences and interest rate caps, floors and collars for hedging, investment and risk management.

    For a detailed description of the investment practices described in the three preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices."

CURRENCY HEDGED INTERNATIONAL BOND FUND

    The Currency Hedged International Bond Fund seeks to earn high total return through investment primarily in investment-grade bonds (including convertible bonds) denominated in various currencies including U.S. dollars or in multicurrency units. The Fund will attempt to provide a total return greater than that generally provided by the international fixed income securities markets as measured by an index selected from time to time by the Manager. The Fund has the same objectives and policies as the International Bond Fund, except that the Currency Hedged International Bond Fund will generally attempt to hedge at least 75% of its foreign currency-denominated portfolio securities against an appreciation in the U.S. dollar relative to the foreign currencies in which the portfolio securities are denominated. However, there can be no assurance that the Fund's hedging strategies will be totally effective.

    The Fund may invest in fixed income securities of any maturity, although the Fund expects that at least 65% of its total assets will be comprised of "bonds" as such term is defined above. Fixed income securities include securities issued by federal, state, local and foreign governments, and a wide range of private issuers.

    The Fund may enter into loan participation agreements and other direct investments, forward foreign exchange agreements and purchase or sell securities on a when-issued or delayed delivery basis. The Fund may also invest a portion of its assets in sovereign debt (bonds, including convertible bonds and Brady Bonds, and loans) of countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa (see "Emerging Country Debt Fund") and, to the extent permitted by the 1940 Act, may invest in shares of the Emerging Country Debt Fund or the Core Emerging Country Debt Fund.

    The Fund may lend portfolio securities valued at up to one-third of total assets, invest up to 25% of its assets in lower rated securities (also known as "junk bonds"), and invest in adjustable rate securities, zero coupon securities and depositary receipts of foreign issuers. The Fund may also enter into repurchase agreements, reverse repurchase agreements and dollar roll agreements. In addition, the Fund may invest in mortgage-backed and other asset- backed securities issued by the U.S. government, its agencies and by non-government issuers, including collateral mortgage obligations ("CMO's"), strips and residuals. The Fund may also invest in indexed securities the redemption values and/or coupons of which are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. The Fund may also enter into firm commitment agreements with banks or broker-dealers, and may invest up to 15% of its assets in illiquid securities.

    The Fund may buy put and call options, sell (write) covered options, and enter into futures contracts and options on futures contracts for hedging, investment and risk management and to effect synthetic sales and purchases. The Fund's use of options on particular securities (as opposed to market indices) is limited such that the premiums paid by the Fund on all outstanding options it has purchased may not exceed 10% of its total assets. The Fund may also write options in connection with buy- and-write transactions, and use index futures on foreign indices for investment, anticipatory hedging and risk management. In addition, the Fund may use forward foreign currency contracts, currency futures contracts and related options, currency swap contracts, options on currencies, and buy and sell currencies for hedging, and for currency risk management. The Fund may also use synthetic bonds and synthetic foreign currency denominated securities to approximate desired risk/return profiles where the desired profile is either unavailable or possesses undesirable characteristics.

    In addition, the Fund may use interest rate swap contracts, contracts for differences and interest rate caps, floors and collars for hedging, investment and risk management.

    For a detailed description of the investment practices described in the three preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices."

GLOBAL BOND FUND

    The Global Bond Fund seeks to earn high total return through investment primarily in investment-grade bonds (including convertible bonds) denominated in various currencies, including U.S. dollars, or in multicurrency units. The Fund will attempt to provide a total return greater than that generally provided by the global fixed income securities markets as measured by an index selected from time to time by the Manager. The Fund will invest in fixed income securities of both United States and foreign issuers. Because the Fund will not generally attempt to hedge against an appreciation in the U.S. dollar relative to the foreign currencies in which some of its portfolio securities are denominated, investors should expect that the Fund's performance will be adversely affected by appreciation of the U.S. dollar and will be positively affected by a decline in the U.S. dollar relative to the currencies in which the Funds' portfolio securities are denominated.

    The Fund may invest in fixed income securities of any maturity, although the Fund expects that at least 65% of its total assets will be comprised of "bonds" as such term is defined above. Fixed income securities include securities issued by federal, state, local and foreign governments, and a wide range of private issuers.

    Under certain adverse investment conditions, the Fund may restrict the number of securities markets in which assets will be invested, although under normal market circumstances it is expected that the Fund's investments will involve securities principally traded in at least three different countries. For temporary defensive purposes, the Fund may invest up to 100% of its assets in securities principally traded in the United States and/or denominated in U.S. dollars.

    The Fund may enter into loan participation agreements and other direct investments, forward foreign exchange agreements, and purchase or sell securities on a when- issued or delayed delivery basis. The Fund may also invest a portion of its assets in sovereign debt (bonds, including convertible bonds and Brady bonds, and loans) of countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa (See "Emerging Country Debt Fund") and, to the extent permitted by the 1940 Act, may invest in shares of the Emerging Country Debt Fund, the Core Emerging Country Debt Fund, the Domestic Bond Fund and/or the International Bond Fund.

    The Fund may lend portfolio securities valued at up to one-third of total assets, invest up to 25% of its assets in lower rated securities (also known as "junk bonds"), and invest in adjustable rate securities, zero coupon securities and depository receipts of foreign issuers. The Fund may also enter into repurchase agreements, reverse repurchase agreements and dollar roll transactions. In addition, the Fund may invest in mortgage-backed and other asset- backed securities issued by the U.S. government, its agencies and by non-government issuers, including collateral mortgage obligations ("CMO's"), strips and residuals. The Fund may also invest in indexed securities the redemption values and/or coupons of which are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. The Fund may also enter into firm commitment agreements with banks or broker-dealers, and may invest up to 15% of its assets in illiquid securities.

    The Fund may buy put and call, sell (write) covered options, and enter into futures contracts and options on futures contracts for hedging, investment and risk management and to effect synthetic sales and purchases. The Fund's use of options on particular securities (as opposed to market indices) is limited such that the premiums paid by the Fund on all outstanding options it has purchased may not exceed 10% of its total assets. The Fund may also write options in connection with buy-and- write transactions, and use index futures on foreign indices for investment, anticipatory hedging and risk management. In addition, the Fund may use forward foreign currency contracts, currency futures contracts and related options, currency swap contracts, options on currencies, and buy and sell currencies for hedging and for currency risk management. The Fund may also use futures contracts and foreign currency forward contracts to create synthetic bonds and synthetic foreign currency denominated securities to approximate desired risk/return profiles where the non-synthetic security having the desired risk/return profile is either unavailable or possesses undesirable characteristics.

    In addition, the Fund may use interest rate and currency swap contracts, contracts for differences and interest rate caps, floors and collars for hedging, investment and risk management. The use of unsegregated futures contracts, related options, interest rate floors, caps and collars and interest rate swap contracts for risk management is limited to no more than 10% of the Fund's total net assets when aggregated with the Fund's traditional borrowings. This 10% limitation applies to the face amount of unsegregated futures contracts and related options and to the amount of a Fund's net payment obligation that is not segregated against in the case of interest rate floors, caps and collars and interest rate swap contracts.

    For a more detailed description of the investment practices described above and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices" later in this Prospectus.

EMERGING COUNTRY DEBT FUND

    The Emerging Country Debt Fund seeks to earn high total return by investing primarily in sovereign debt (bonds, including convertible bonds, and loans) of countries in Asia, Latin America, the Middle East and Africa, as well as any country located in Europe which is not in the European Community ("Emerging Countries"). In addition to considerations relating to investment restrictions and tax barriers, allocation of the Fund's investments among selected emerging countries will be based on certain other relevant factors including the outlook for economic growth, currency exchange rates, interest rates, political factors and the stage of the local market cycle. The Fund will generally have at least 50% of its assets denominated in hard currencies such as the U.S. dollar, Japanese yen, Italian lira, British pound, Deutchmark, French franc and Canadian dollar. The Fund will attempt to provide a total return greater than that generally provided by the international fixed income securities markets as measured by an index selected from time to time by the Manager.

    The Fund has a fundamental policy that, under normal market conditions, at least 65% of its total assets will be invested in debt securities of Emerging Countries. In addition, the Fund may invest in fixed income securities of any maturity, although the Fund expects that at least 65% of its total assets will be comprised of "bonds" as such term is defined above. Fixed income securities include securities issued by federal, state, local and foreign governments, and a wide range of private issuers.

    The Emerging Country Debt Fund's investments in Emerging Country debt instruments are subject to special risks that are in addition to the usual risks of investing in debt securities of developed foreign markets around the world, and investors are strongly advised to consider those risks carefully. See "Descriptions and Risks of Fund Investment Practices -- Certain Risks of Foreign Investments."

    The Fund may enter into loan participation agreements and other direct investments, forward foreign exchange agreements, invest in Brady bonds and purchase or sell securities on a when-issued or delayed delivery basis. The Fund may also lend portfolio securities valued at up to one third of total assets, invest without limit in lower rated securities (also known as "junk bonds"), and invest in adjustable rate securities, zero coupon securities and depository receipts of foreign issuers. The Fund may also enter into repurchase agreements, reverse repurchase agreements and dollar roll agreements. In addition, the Fund may invest in mortgage-backed and other asset-backed securities issued by the U.S. government, its agencies and by non-government issuers, including collateral mortgage obligations ("CMO's"), strips and residuals. The Fund may also invest in indexed securities the redemption values and/or coupons of which are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. The Fund may also enter into firm commitment agreements with banks or broker-dealers, and may invest up to 15% of its assets in illiquid securities.

    The Fund may buy put and call options, sell (write) covered options, and enter into futures contracts and options on futures contracts for hedging, investment and risk management and to effect synthetic sales and purchases. The Fund's use of options on particular securities (as opposed to market indices) is limited such that the premiums paid by the Fund on all outstanding options it has purchased may not exceed 10% of its total assets. The Fund may also write options in connection with buy- and-write transactions, and use index futures on foreign indices for investment, anticipatory hedging and risk management. In addition, the Fund may use forward foreign currency contracts, currency futures contracts and related options, currency swap contracts, options on currencies, and buy and sell currencies for hedging, and for currency risk management. The Fund may also use synthetic bonds and synthetic foreign currency denominated securities to approximate desired risk/return profiles where the desired profile is either unavailable or possesses undesirable characteristics.

    In addition, the Fund may use interest rate swap contracts, contracts for differences and interest rate caps, floors and collars for hedging, investment and risk management.

    For a detailed description of the investment practices described in the four preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices" later in this Prospectus.

CORE EMERGING COUNTRY DEBT FUND

    The Core Emerging Country Debt Fund seeks to earn high total return by investing primarily in sovereign debt (bonds, including convertible bonds, and loans) of Emerging Countries. The Fund's investments will be concentrated in emerging country debt issues having above average marketability. In addition to considerations relating to investment restrictions and tax barriers, allocation of the Fund's investments among selected emerging countries will be based on certain other relevant factors including the outlook for economic growth, currency exchange rates, interest rates, political factors and the stage of the local market cycle. The Fund will generally have at least 50% of its assets denominated in hard currencies such as the U.S. dollar, Japanese yen, Italian lira, British pound, Deutchmark, French franc and Canadian dollar. The Fund will attempt to provide a total return greater than that generally provided by the international fixed income securities markets as measured by an index selected from time to time by the Manager.

    The Fund has a fundamental policy that, under normal market conditions, at least 65% of its total assets will be invested in debt securities of Emerging Countries. In addition, the Fund may invest in fixed income securities of any maturity, although the Fund expects that at least 65% of its total assets will be comprised of "bonds" as such term is defined above. Fixed income securities include securities issued by federal, state, local and foreign governments, and a wide range of private issuers.

    The investments of the Core Emerging Country Debt Fund in Emerging Country debt instruments are subject to special risks that are in addition to the usual risks of investing in debt securities of developed foreign markets around the world, and investors are strongly advised to consider those risks carefully. See "Descriptions and Risks of Fund Investment Practices -- Certain Risks of Foreign Investments."

    The Fund may enter into loan participation agreements and other direct investments, forward foreign exchange agreements, invest in Brady bonds and purchase or sell securities on a when-issued or delayed delivery basis. The Fund may also lend portfolio securities valued at up to one-third of total assets, invest without limit in lower rated securities (also known as "junk bonds"), and invest in adjustable rate securities, zero coupon securities and depository receipts of foreign issuers. The Fund may also enter into repurchase agreements, reverse repurchase agreements and dollar roll agreements. In addition, the Fund may invest in mortgage-backed and other asset-backed securities issued by the U.S. government, its agencies and by non-government issuers, including collateral mortgage obligations ("CMO's"), strips and residuals. The Fund may also invest in indexed securities the redemption values and/or coupons of which are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. The Fund may also enter into firm commitment agreements with banks or broker-dealers, and may invest up to 15% of its assets in illiquid securities.

    The Fund may buy put and call options, sell (write) covered options, and enter into futures contracts and options on futures contracts for hedging, investment and risk management and to effect synthetic sales and purchases. The Fund's use of options on particular securities (as opposed to market indices) is limited such that the premiums paid by the Fund on all outstanding options it has purchased may not exceed 10% of its total assets. The Fund may also write options in connection with buy- and-write transactions, and use index futures on foreign indices for investment, anticipatory hedging and risk management. In addition, the Fund may use forward foreign currency contracts, currency futures contracts and related options, currency swap contracts, options on currencies, and buy and sell currencies for hedging, and for currency risk management. The Fund may also use synthetic bonds and synthetic foreign currency denominated securities to approximate desired risk/return profiles where the desired profile is either unavailable or possesses undesirable characteristics.

    In addition, the Fund may use interest rate swap contracts, contracts for differences and interest rate caps, floors and collars for hedging, investment and risk management.

    For a detailed description of the investment practices described in the four preceding paragraphs and the risks associated with them, see "Descriptions and Risks of Fund Investment Practices" later in this Prospectus.

                         DESCRIPTIONS AND RISKS OF FUND
                              INVESTMENT PRACTICES

    The following is a detailed description of the various investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to the "Investment Objectives and Policies" section above for determination of which practices a particular Fund may engage in.

PORTFOLIO TURNOVER

    Portfolio turnover is not a limiting factor with respect to investment decisions for the Funds. The portfolio turnover rate of those Funds with at least five months of operational history is shown under the heading "Financial Highlights."

    In any particular year, market conditions may well result in greater rates than are presently anticipated. However, portfolio turnover for the Core Emerging Country Debt Fund, the Currency Hedged International Core Fund, the Global Bond Fund and the Foreign Fund is not expected to exceed 150%. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Taxes" section below.

DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

    It is a fundamental policy of each of the Core Fund, the Tobacco-Free Core Fund, the Core II Secondaries Fund, the Fundamental Value Fund, the International Core Fund, and the International Small Companies Fund, which may not be changed without shareholder approval, that (i) no more than 5% of the relevant Fund's assets will be invested in the securities of any one issuer, although up to 25% of each Fund's assets may be invested without regard to this restriction and (ii) the Fund may not own more than 10% of the outstanding voting securities of any single issuer. Each such Fund is referred to herein as a "diversified" fund.

    All other Funds are "non-diversified" funds under the 1940 Act, and as such are not required to satisfy the "diversified" requirements stated above. As a non-diversified fund, each of these Funds may invest a relatively high percentage of its assets in the securities of relatively few issuers that the Manager deems to be attractive investments, rather than invest in the securities of a large number of issuers merely to satisfy diversification requirements. Such concentration may increase the risk of loss to such Funds should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. All Funds, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

    GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

    EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

    In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

SECURITIES LENDING

    All of the Funds may make secured loans of portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except for the International Core and Currency Hedged International Core Funds, each of which may make loans of portfolio securities amounting to not more than 25% of their respective total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government Securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained a lending agent on behalf of several of the Funds that is compensated based on a percentage of a Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.

DEPOSITORY RECEIPTS

    Each Fund (except the Short-Term Income Fund) may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

CONVERTIBLE SECURITIES

    A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

FUTURES AND OPTIONS

    As has been described in the "Investment Objectives and Policies" section above, many of the Funds may use futures and options for various purposes. Such transactions may involve options, futures and related options on futures contracts, and those instruments may relate to particular equity and fixed income securities, equity and fixed income indices, and foreign currencies. The Funds may also enter into a combination of long and short positions (including spreads and straddles) for a variety of investment strategies, including protecting against changes in certain yield relationships.

    The use of futures contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures and options on futures and the costs of these transactions will affect a Fund's performance. See Appendix A, "Risks and Limitations of Options, Futures and Swaps" for a more detailed discussion of the limits, conditions and risks of the Funds' investments in futures contracts and related options.

    OPTIONS. As has been noted above, many Funds which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date (writing "covered call options");
(2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date (writing "covered put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

    WRITING COVERED OPTIONS. Each of the International Equity Funds and Fixed Income Funds (except the Short- Term Income Fund) may seek to increase its return by writing covered call or put options on optionable securities or indices. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indices, the options are usually cash settled based on the difference between the strike price and the value of the index.

    Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

    A call option on a security is "covered" if a Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash, U.S. Government Securities or other high grade debt obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

    If the writer of an option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. The writer of an option may not effect a closing purchase transaction after he has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

    Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or high grade debt obligations. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

    A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

    A Fund may write options in connection with buy-and- write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy- and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the- money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and- write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

    The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the- money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

    The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

    FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Under U.S. law, futures contracts on individual equity securities are not permitted. See Appendix A, "Risks and Limitations of Options, Futures and Swaps" for more information concerning these practices and their accompanying risks.

    The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash or U.S. Government Securities generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

    In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

    The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

    INDEX FUTURES. Each of the Funds (except the Short- Term Income Fund) may purchase futures contracts on various securities indices ("Index Futures"). Each of the Domestic Equity Funds may purchase Index Futures on the S&P 500 ("S&P 500 Index Futures") and on such other domestic stock indices as the Manager may deem appropriate. The Japan Fund may purchase Index Futures on the Nikkei 225 Stock Average and on the Tokyo Stock Price Index ("TOPIX") (together with Nikkei 225 futures contracts, "Japanese Index Futures"). The International Core Fund, Currency Hedged International Core Fund, the Foreign Fund, the International Small Companies Fund and the Emerging Markets Fund may each purchase Index Futures on foreign stock indices, including those which may trade outside the United States. The Domestic Bond Fund, the International Bond Fund, the Currency Hedged International Bond Fund, the Global Bond Fund, the Emerging Country Debt Fund and the Core Emerging Country Debt Fund may each purchase Index Futures on domestic and (except for the Domestic Bond Fund) foreign fixed income securities indices, including those which may trade outside the United States. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the CFTC.

    An Index Future may call for "physical delivery" or be "cash settled." An Index Future that calls for physical delivery is a contract to buy an integral number of units of the particular securities index at a specified future date at a price agreed upon when the contract is made. A unit is the value from time to time of the relevant index. While a Fund that purchases an Index Future that calls for physical delivery is obligated to pay the face amount on the stated date, such an Index Future may be closed out on that date or any earlier date by selling an Index Future with the same face amount and contract date. This will terminate the Fund's position and the Fund will realize a profit or a loss based on the difference between the cost of purchasing the original Index Future and the price obtained from selling the closing Index Future. The amount of the profit or loss is determined by the change in the value of the relevant index while the Index Future was held.

    Index Futures that are "cash settled" provide by their terms for settlement on a net basis reflecting changes in the value of the underlying index. Thus, the purchaser of such an Index Future is never obligated to pay the face amount of the contract. The net payment obligation may in fact be very small in relation to the face amount.

    The use of Index Futures involves risk. See Appendix A, "Risks and Limitations of Options, Futures and Swaps" for a more detailed discussion of the limits, conditions and risks of the Funds' investment in futures contracts.

    INTEREST RATE FUTURES. For the purposes previously described, the Fixed Income Funds (other than the Short- Term Income Fund) may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities. The use of interest rate futures involves risk. See Appendix A, "Risks and Limitations of Options, Futures and Swaps" for a more detailed discussion of the limits, conditions and risks of the Fund's investment in futures contracts.

    OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Descriptions and Risks of Fund Investment Practices -- Foreign Currency
Transactions" for a description of the Funds' use of options on currency futures.

USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES

    RISK MANAGEMENT. When futures and options on futures are used for risk management, a Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. For example, if a Fixed Income Fund wants to increase its exposure to a particular fixed income security, the Fund may take long positions in futures contracts on that security. Likewise, if an Equity Fund holds a portfolio of stocks with an average volatility (beta) lower than that of the Fund's benchmark securities index as a whole (deemed to be 1.00), the Fund may purchase Index Futures to increase its average volatility to 1.00. In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not segregate assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variable margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios which do not engage in risk management transactions. A Fund will not, however, use futures and options on futures to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally engage in risk management to increase the average volatility (beta) of that Fund's portfolio above 1.00, the level of risk (as measured by volatility) that would be present if the Fund were fully invested in the securities comprising the relevant index. However, a Fund may invest in futures and options on futures without regard to this limitation if the face value of such investments, when aggregated with the Index Futures equity swaps and contracts for differences as described below does not exceed 10% of a Fund's assets.

    HEDGING. To the extent indicated elsewhere, a Fund may also enter into options, futures contracts and buy and sell options thereon for hedging. For example, if a Fund wants to hedge certain of its fixed income securities against a decline in value resulting from a general increase in market rates of interest, it might sell futures contracts with respect to fixed income securities or indices of fixed income securities. If the hedge is effective, then should the anticipated change in market rates cause a decline in the value of the Fund's fixed income security, the value of the futures contract should increase. Likewise, the Equity Funds may sell equity index futures if a Fund wants to hedge its equity securities against a general decline in the relevant equity market(s). The Funds may also use futures contracts in anticipatory hedge transactions by taking a long position in a futures contract with respect to a security, index or foreign currency that a Fund intends to purchase (or whose value is expected to correlate closely with the security or currency to be purchased) pending receipt of cash from other transactions (including the proceeds from this offering) to be used for the actual purchase. Then if the cost of the security or foreign currency to be purchased by the Fund increases and if the anticipatory hedge is effective, that increased cost should be offset, at least in part, by the value of the futures contract. Options on futures contracts may be used for hedging as well. For example, if the value of a fixed-income security in a Fund's portfolio is expected to decline as a result of an increase in rates, the Fund might purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, for anticipatory hedging, the Fund may purchase call options or write put options as a substitute for the purchase of futures contracts. See "Descriptions and Risks of Fund Investment Practices -- Foreign Currency Transactions" for more information regarding the currency hedging practices of certain Funds.

    INVESTMENT PURPOSES. To the extent indicated elsewhere, a Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, a Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for a Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. This use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

    When any Fund purchases futures contracts for investment, it will maintain cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian in an amount which, together with the initial and variation margin deposited on the futures contracts, is equal to the face value of the futures contracts at all times while the futures contracts are held.

    Incidental to other transactions in fixed income securities, for investment purposes a Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics. For greater detail, see "Foreign Currency Transactions" below. When a Fund creates a "synthetic" bond with a futures contract, it will maintain cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian with a value at least equal to the face amount of the futures contract (less the amount of any initial or variation margin on deposit).

    SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of a Fund's portfolio. For example, if a Fund's portfolio includes stocks of companies with medium-sized equity capitalization (e.g., between $300 million and $5.2 billion) and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically buy the larger capitalization stocks). When the expected trend has played out, the Fund would then close out both futures contract positions. A Fund will only enter into these combined positions if (1) the short position (adjusted for historic volatility) operates as a hedge of existing portfolio holdings, (2) the face amount of the long futures position is less than or equal to the value of the portfolio securities that the Fund would like to dispose of, (3) the contract settlement date for the short futures position is approximately the same as that for the long futures position and (4) the Fund segregates an amount of cash, U.S. Government Securities and other high-quality debt obligations whose value, marked-to-market daily, is equal to the Fund's current obligations in respect of the long futures contract positions. If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position. However, the Manager will enter into these combined positions only if the Manager expects that, overall, the Fund will perform as if it had sold the securities hedged by the short position and purchased the securities underlying the long position. A Fund may also use swaps and options on futures to achieve the same objective. For more information, see Appendix A, "Risks and Limitations of Options, Futures and Swaps."

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS

    As has been described in the "Investment Objectives and Policies" section above, many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options. The use of swap contracts and other two- party contracts involves risk. See Appendix A, "Risks and Limitations of Options, Futures and Swaps" for a more detailed discussion of the limits, conditions and risks of the Funds' investments in swaps and other two-party contracts.

    SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A Fund will usually enter into swaps on a net basis, i.e., the two returns are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two returns.

    INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

    EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. As described under "Investment Objectives and Policies -- International Equity Funds -- Global Hedged Equity Fund," equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

    If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. The Funds will not use long equity swap contracts to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally enter an equity swap contract to increase the volatility (beta) of the Fund's portfolio above 1.00, the volatility that would be present in the stocks comprising the Fund's benchheld Index. However, a Fund may invest in long equity swap contracts without regard to this limitation if the notional amount of such equity swap contracts, when aggregated with the Index Futures as described above and the contracts for differences as described below, does not exceed 10% of a Fund's net assets.

    Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. As to one of the baskets, the Fund's return is based on theoretical long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences. The Funds will only enter into contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket - resulting in a loss to the Fund, even in circumstances where the securities in both the long and short baskets appreciate in value.

    Except for instances in which a Fund elects to obtain leverage up to the 10% limitation mentioned above, a Fund will maintain cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian in an amount equal to the aggregate of net payment obligations on its swap contracts and contracts for differences, marked to market daily.

    A Fund may enter into swaps and contracts for differences for hedging, investment and risk management. When using swaps for hedging, a Fund may enter into an interest rate, currency or equity swap, as the case may be, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. For risk management or investment purposes a Fund may also enter into a contract for differences in which the notional amount of the theoretical long position is greater than the notional amount of the theoretical short position. A Fund will not normally enter into a contract for differences to increase the volatility (beta) of the Fund's portfolio above 1.00. However, a Fund may invest in contracts for differences without regard to this limitation if the aggregate amount by which the theoretical long positions of such contracts exceed the theoretical short positions of such contacts, when aggregated with the Index Futures and equity swaps contracts as described above, does not exceed 10% of a Fund's net assets.

    INTEREST RATE CAPS, FLOORS AND COLLARS. The Funds may use interest rate caps, floors and collars for the same purposes or similar purposes as for which they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar.
Except when using such contracts for risk management, each Fund will maintain cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian in an amount at least equal to its obligations, if any, under interest rate cap, floor and collar arrangements. As with futures contracts, when a Fund uses notional amount contracts for risk management it is only required to segregate assets equal to its net payment obligation, not the notional amount of the contract. In those cases, the notional amount contract will have the effect of providing a degree of investment leverage similar to the leverage associated with non-segregated futures contracts. The Funds' use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options present the same risks and similar opportunities to those associated with futures and related options. For a description of certain limitations on the Funds' use of caps, floors and collars, see Appendix A, "Risks and Limitations of Options, Futures and Swaps -- Additional Regulatory Limitations on the Use of Futures, Related Options, Interest Rate Floors, Caps and Collars and Interest Rate and Currency Swap Contracts." Because caps, floors and collars are recent innovations for which standardized documentation has not yet been developed they are deemed by the SEC to be relatively illiquid investments which are subject to a Fund's limitation on investment in illiquid securities. See "Descriptions and Risks of Fund Investment Practices -- Illiquid Securities."

FOREIGN CURRENCY TRANSACTIONS

    To the extent each of the International Funds and the Fundamental Value Fund is invested in foreign securities, it may buy or sell foreign currencies or may deal in forward foreign currency contracts, that is, agree to buy or sell a specified currency at a specified price and future date. These Funds may use forward contracts for hedging, investment or currency risk management.

    These Funds may enter into forward contracts for hedging under three circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    Second, when the Manager of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Maintaining a match between the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

    Third, the Funds may engage in currency "cross hedging" when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that the Funds may achieve the same protection for a foreign security at reduced cost through the use of a forward foreign currency contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated. By engaging in cross hedging transactions, the Funds assume the risk of imperfect correlation between the subject currencies. These practices may present risks different from or in addition to the risks associated with investments in foreign currencies. See Appendix A, "Risks and Limitations of Options, Futures and Swaps."

    A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. By entering into the above hedging transactions, the Funds may be required to forego the benefits of advantageous changes in the exchange rates.

    Each of the International Funds may also enter foreign currency forward contracts for investment and currency risk management. When a Fund uses currency instruments for such purposes, the foreign currency exposure of the Fund may differ substantially from the currencies in which the Fund's investment securities are denominated. However, a Fund's aggregate foreign currency exposure will not normally exceed 100% of the value of the Fund's securities, except that a Fund may use currency instruments without regard to this limitation if the amount of such excess, when aggregated with futures contracts, equity swap contracts and contracts for differences used in similar ways, does not exceed 10% of a Fund's net assets. The International Bond Fund, the Currency Hedged International Bond Fund, the Global Bond Fund, the Emerging Country Debt Fund and the Core Emerging Country Debt Fund may each also enter into foreign currency forward contracts to give fixed income securities denominated in one currency (generally the U.S. dollar) the risk characteristics of similar securities denominated in another currency as described above under "Uses of Options Futures and Options on Futures--Investment Purposes" or for risk management in a manner similar to such Funds' use of futures contracts and related options.

    Except to the extent that the Funds may use such contracts for risk management, whenever a Fund enters into a foreign currency forward contract, other than a forward contract entered into for hedging, it will maintain cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian with a value, marked to market daily, equal to the amount of the currency required to be delivered. A Fund's ability to engage in forward contracts may be limited by tax considerations.

    A Fund may use currency futures contracts and related options and options on currencies for the same reasons for which they use currency forwards. Except to the extent that the Funds may use futures contracts and related options for risk management, a Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, the Fund will maintain an amount of cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian equal in value to the difference. Alternatively, the Fund may cover the call option by owning securities denominated in the currency with a value equal to the face amount of the contract(s) or through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

REPURCHASE AGREEMENTS

    A Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

    Debt and Other Fixed Income Securities include fixed income securities of any maturity, although, under normal circumstances, a Fixed Income Fund (other than the Short- Term Income Fund) will only invest in a security if, at the time of such investment, at least 65% of its total assets will be comprised of bonds, as defined in "Investment Objectives and Policies -- Fixed Income Funds" above. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

    Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

    Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of each such Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

TEMPORARY HIGH QUALITY CASH ITEMS

    Each of the Domestic Equity and International Equity Funds may temporarily invest a portion of its assets in cash or cash items pending other investments or in connection with the maintenance of a segregated account. These cash items must be of high quality and may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund will seek to minimize credit risk with respect to such investments. The Short-Term Income Fund may make many of the same investments, although it imposes less strict restrictions concerning the quality of such investments. See "Investment Objectives and Policies -- Fixed Income Funds -- Short-Term Income Fund" for a general description of various types of money market instruments.

U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT
SECURITIES

    U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign
Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supranational agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of a Fund to enforce its rights against the foreign government issuer.

    Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

    Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

    In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

    Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by a Fund may include Adjustable Rate Securities as such term is defined in "Descriptions and Risks of Fund Investment Practices -- Adjustable Rate Securities" below.

    Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"); STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

    CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amounts necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

    CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

    Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

    Certain Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

    Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See Appendix B for more information concerning commercial paper and corporate debt ratings.

BRADY BONDS

    Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.

    Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

    Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ZERO COUPON SECURITIES

    A Fund investing in "zero coupon" fixed income securities is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. Each Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, each Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

    Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency- indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified  currency  value  increases,  resulting  in a security  that  performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

    The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

    Indexed securities in which each Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

FIRM COMMITMENTS

    A firm commitment agreement is an agreement with a bank or broker-dealer for the purchase of securities at an agreed-upon price on a specified future date. A Fund may enter into firm commitment agreements with such banks and broker-dealers with respect to any of the instruments eligible for purchase by the Fund. A Fund will only enter into firm commitment arrangements with banks and broker-dealers which the Manager determines present minimal credit risks. Each such Fund will maintain in a segregated account with its custodian cash, U.S. Government Securities or other liquid high grade debt obligations in an amount equal to the Fund's obligations under firm commitment agreements.

LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

    Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Fund's policies regarding the quality of debt securities.

    Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest of principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

    When investing in a loan participation, a Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

    Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

    A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

    Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL
AGREEMENTS

    Certain Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

    Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

    A Fund which makes such investments will establish segregated accounts with its custodian in which the Fund will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES

    Each Fund may purchase "illiquid securities," i.e., securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment, which include securities whose disposition is restricted by securities laws, so long as no more than 15% of net assets would be invested in such illiquid securities. Each Fund currently intends to invest in accordance with the SEC staff view that repurchase agreements maturing in more than seven days are illiquid securities. The SEC staff has stated informally that it is of the view that over-the-counter options and securities serving as cover for over-the-counter options are illiquid securities. While the Trust does not agree with this view, it will operate in accordance with any relevant formal guidelines adopted by the SEC.

    In addition, the SEC staff considers equity swap contracts, caps, floors and collars to be illiquid securities. Consequently, while the staff maintains this position, the Fund will not enter into an equity swap contract or a reverse equity swap contract or purchase a cap, floor or collar if, as a result of the investment, the total value (i.e., marked-to-market value) of such investments (without regard to their notional amount) together with that of all other illiquid securities which the Fund owns would exceed 15% of the Fund's total assets.

                               PURCHASE OF SHARES

    Shares of each Fund may be purchased directly from the Trust on any day when the New York Stock Exchange is open for business (a "business day"). The minimum for an initial investment in the Trust (which minimum investment may be allocated among one or more Funds) is $10,000,000, and the minimum for each subsequent investment is $250,000; provided, however, that, in the Manager's sole discretion, smaller initial and subsequent investments may be made if the investor is an employee of the Manager, or the Manager otherwise determines it is appropriate to permit such investments.

    The purchase price of a share of each Fund is (i) the net asset value next determined after a purchase order is received in good order plus (ii) a premium established from time to time by the Trust. The following table summarizes the maximum purchase premiums that each Fund may charge in connection with cash investments in such Funds:

                                                     PURCHASE
    FUND                                              PREMIUM
    Short-Term Income, Domestic Bond and                NONE
      Foreign Funds

    Currency Hedged International Bond, Value
      Allocation, Fundamental Value, International
      Bond and Global Bond Funds                        0.15%

    Core, Tobacco-Free Core, Growth Allocation
      and U.S. Sector Allocation Funds                  0.17%

    Japan Fund and Core Emerging Country
      Debt Fund                                         0.40%

    Emerging Country Debt Fund                          0.50%

    Global Hedged Equity Fund                           0.60%

    Core II Secondaries, International Core and         0.75%
      Currency Hedged International Core Funds

    International Small Companies Fund                  1.25%

    Emerging Markets Fund                               1.60%

    The Manager will waive the purchase premium if, in the view of the Manager, there are minimal brokerage and transaction costs incurred in connection with the purchase. Normally, no purchase premium is charged with respect to in-kind purchases. In the case of in-kind purchases of each of the International Equity Funds (except the Global Hedged Equity Fund) involving transfers of large positions in markets where the costs of re- registration and/or other transfer expenses are high, the Fund may charge a purchase premium of .10% (.20% in the case of the Emerging Markets Fund). All purchase premiums are paid to and retained by the relevant Fund and are intended to cover brokerage and other expenses of the Fund arising in connection with the purchase.

    Shares of each Fund may be purchased either (i) in exchange for securities on deposit at The Depository Trust Company ("DTC") (or such other depository acceptable to the Manager), subject to the determination by the Manager that the securities to be exchanged are acceptable, (ii) in cash or (iii) by a combination of such securities and cash. In all cases, the Manager reserves the right to reject any particular investment. Securities accepted by the Manager in exchange for Fund shares will be valued as set forth under "Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the relevant Fund and must be delivered to the Trust upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes may be realized by investors subject to Federal income taxation upon the exchange, depending upon the investor's basis in the securities tendered.

    The Manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities may be acquired under the investment restrictions applicable to the relevant Fund. Investors interested in purchases through exchange should telephone the Manager at (617) 330-7500, Attention:
Shareholder Services.

    Investors should call the offices of the Trust before attempting to place an order for Trust shares. The Trust reserves the right at any time to reject an order.

    For purposes of calculating the purchase price of Trust shares, a purchase order is received by the Trust on the day that it is "in good order" and is accepted by the Trust.

    For a purchase order to be in "good order" on a particular day, the investor's consideration must be received before the relevant deadline on that day. If the investor makes a cash investment, the deadline for wiring Federal funds to the Trust is 2:00 p.m.; if the investor makes an investment in- kind, the investor's securities must be placed on deposit at DTC (or such other depository as is acceptable to the Manager) and 2:00 p.m. is the deadline for transferring those securities to the account designated by the transfer agent, Investors Bank & Trust Company, One Lincoln Plaza, Boston, Massachusetts 02205. Investors should be aware that approval of the securities to be used for purchase must be obtained from the Manager prior to this time. When the consideration is received by the Trust after the relevant deadline, the purchase order is not considered to be in good order and is required to be resubmitted on the following business day. With the prior consent of the Manager, in certain circumstances the Manager may, in its discretion, permit purchases based on receiving adequate written assurances that Federal Funds or securities, as the case may be, will be delivered to the Trust by 2:00 p.m. on the fourth business day after such assurances are received.

    The International Core Fund may be available through a broker or dealer who may charge a transaction fee for purchases and redemptions of that Fund's shares. If shares of the International Core Fund are purchased directly from the Trust without the intervention of a broker or dealer, no such charge will be imposed.

PURCHASE PROCEDURES:

    (a) Purchase Order Form: The Trust reserves the right to reject any order for Trust shares. Therefore, investors must submit an application to the Manager and obtain the Manager's acceptance of the order before it will be considered "in good order." A Purchase Order Form may be obtained by calling the Trust at
(617) 330-7500, Attention: Shareholder Services. The Order Form may be submitted to the Manager (i) By Mail to Grantham, Mayo, Van Otterloo & Co., 40 Rowes Wharf, Boston, MA 02110; Attention: Shareholder Services, or (ii) By Facsimile to (617) 439-4192; Attention: Shareholder Services.

    (b) Acceptance of Order: No purchase order is in "good order" until it has been accepted by the Manager. Investors should call the Trust (at (617) 330-7500, Attention: Shareholder Services) before attempting to place an order for Trust shares. If a Purchase Order Form is mailed or faxed to the Trust without first contacting Shareholder Services, investors should not consider their order acknowledged until they have received notification from the Trust or have confirmed receipt of the order by contacting Shareholder Services.

    (c) Payment: All Federal funds must be transmitted to Investors Bank & Trust Company for the account of the specific Fund of GMO Trust as set forth below:

Core Fund                                        Account No. 4001
Tobacco-Free Core Fund                           Account No. 4008
Value Allocation Fund                            Account No. 4004
Growth Allocation Fund                           Account No. 4002
U.S. Sector Allocation Fund                      Account No. 4014
Core II Secondaries Fund                         Account No. 4012
Fundamental Value Fund                           Account No. 4009
International Core Fund                          Account No. 4006
Currency Hedged International
  Core Fund                                      Account No. 4028
International Small Companies Fund               Account No. 4010
Japan Fund                                       Account No. 4007
Emerging Markets Fund                            Account No. 4018
Global Hedged Equity Fund                        Account No. 4024
Domestic Bond Fund                               Account No. 4025
Short-Term Income Fund                           Account No. 4005
International Bond Fund                          Account No. 4015
Currency Hedged International
  Bond Fund                                      Account No. 4026
Global Bond Fund                                 Account No. 4029
Emerging Country Debt Fund                       Account No. 4021
Core Emerging Country Debt Fund                  Account No. 4027
Foreign Fund                                     Account No. 4032

"Federal funds" are monies credited to Investors Bank & Trust Company's account with the Federal Reserve Bank of Boston.

    DO NOT SEND CASH, CHECKS OR SECURITIES DIRECTLY TO THE TRUST OR TO THE MANAGER. Wire transfer and mailing instructions are contained on the Purchase Order Form which can be obtained from the Manager.

    Purchases will be made in full and fractional shares of each Fund calculated to three decimal places. The Trust will send to shareholders written confirmation (including a statement of shares owned) at the time of each transaction. The Manager may attempt to process orders for Trust shares that are submitted less formally than as described above but, in such cases, the investor should carefully review confirmations sent by the Trust to verify that the order was properly executed. The Trust and the Manager can not be responsible for failure to execute orders or improperly executing orders that are not submitted in accordance with these procedures.

                              REDEMPTION OF SHARES

    Shares of each Fund may be redeemed on any business day in cash or in kind. The redemption price is the net asset value per share next determined after receipt of the redemption request in "good order" less any applicable redemption fee. With the exception of the redemption fees for those Funds set forth in the table below, there is no redemption fee for cash redemptions of shares of any of the Funds:

                                          Redemption Fee
                                        (as a percentage of
             Fund                         amount redeemed)
Core II Secondaries Fund                        0.75%
International Small Companies Fund              0.75%
Japan Fund                                      0.70%
Emerging Markets Fund                           0.40%*
Global Hedged Equity Fund                       1.40%
Emerging Country Debt Fund                      0.25%**

* Applies only to shares acquired on or after June 1, 1995 (including shares acquired through the reinvestment of dividends and other distributions after such date).

** Applies only to shares acquired on or after July 1, 1995 (including shares acquired through the reinvestment of dividends and other distributions after such date).

    In addition, the Manager may waive the Redemption Fees stated above if there are minimal brokerage and transaction costs incurred in connection with the redemption. To the extent that shares are redeemed at a time when other shares of the same Fund are being purchased, the Manager will treat the redemption (up to the amount being concurrently purchased) as involving minimal brokerage and transaction costs and will charge any redemption fee only with respect to the excess, if any, of the amount of the redemption over the amount of the concurrent purchase. If there is more than one redemption at the time of a concurrent purchase, each of the redeeming shareholders will share, pro rata, in the reduction in redemption fee caused by the concurrent purchase. There is no redemption fee on redemptions in-kind. Redemption fees will be retained by the relevant Fund and are intended to cover brokerage and other expenses of the Fund arising out of redemptions.

    If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the relevant Fund's procedures for valuation described under "Determination of Net Asset Value." Securities distributed by a Fund in kind will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Any in-kind redemptions will be of readily marketable securities to the extent available. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

    Payment on redemption will be made as promptly as possible and in any event within seven days after the request for redemption is received by the Trust in good order. A redemption request is in good order if it includes the exact name in which shares are registered, the investor's account number and the number of shares or the dollar amount of shares to be redeemed and if it is signed exactly in accordance with the form of registration. In addition, for a redemption request to be in "good order" on a particular day, the investor's request must be received by the Manager by 4:15 p.m. on a business day. When a redemption request is received after 4:15 p.m., the redemption request will not be considered to be in "good order" and is required to be resubmitted on the following business day. Persons acting in a fiduciary capacity, or on behalf of a corporation, partnership or trust must specify, in full, the capacity in which they are acting. The redemption request can be considered "received" by the Trust only after (i) it is mailed or faxed to the Trust (at the address or facsimile number set forth above for purchase orders), and (ii) the investor has confirmed receipt of the request by calling (617) 330-7500, Attention:
Shareholder Services. In-kind distributions will be transferred and delivered as directed by the investor. Cash payments will be made by transfer of Federal funds for payment into the investor's account.

    When opening an account with the Trust, shareholders will be required to designate the account(s) to which funds or securities may be transferred upon redemption. Designation of additional accounts and any change in the accounts originally designated must be made in writing.

    Each Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors. Because the International Funds each hold portfolio securities listed on foreign exchanges which may trade on days on which the New York Stock Exchange is closed, the net asset value of such Funds' shares may be significantly affected on days when shareholders have no access to such Funds.

                        DETERMINATION OF NET ASSET VALUE

    Except on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the relevant Fund, the net asset value of a share is determined for each Fund once on each day on which the New York Stock Exchange is open as of 4:15 p.m., New York City Time, by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value. Debt securities with a remaining maturity of 60 days or less will be valued at amortized cost, unless circumstances dictate otherwise. Circumstances may dictate otherwise, among other times, when the issuer's creditworthiness has become impaired.

    Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and values of foreign options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closings of such exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the net asset value of the International Funds. If an event materially affecting the value of such foreign securities occurs during such period, then such securities will be valued at fair value as determined in good faith by the Trustees or persons acting at their direction.

    Because foreign securities, options on foreign securities and foreign futures are quoted in foreign currencies, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of shares of the International Funds even though there has not been any change in the values of such securities and options, measured in terms of the foreign currencies in which they are denominated.

                                  DISTRIBUTIONS

    Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and interest it receives from its investments and net short-term capital gains). For these purposes and for federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain. Each Fund also intends to distribute substantially all of its net long-term capital gains, if any, after giving effect to any available capital loss carryover. With the exception of the International Funds, each Fund's present policy is to declare and pay distributions of its dividends and interest quarterly. The policy of each International Fund is to declare and pay distributions of its dividends, interest and foreign currency gains semi-annually. Each Fund also intends to distribute net short-term capital gains and net long-term gains at least annually.

    All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the Purchase Order Form or by writing to the Trust.

                                      TAXES

    Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Fund so qualifies, the Fund itself will not pay federal income tax on the amount distributed.

    Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested shares. Designated distributions of any long-term capital gains whether received in cash or reinvested shares are taxable as such to shareholders subject to federal income tax, regardless of how long a shareholder may have owned shares in the Fund. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

    The back-up withholding rules do not apply to tax exempt entities so long as each such entity furnishes the Trust with an appropriate certification. However, other shareholders are subject to back-up withholding at a rate of 31% on all distributions of net investment income and capital gain, whether received in cash or reinvested in shares of the relevant Fund, and on the amount of the proceeds of any redemption of Fund shares paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding).

    The foregoing is a general summary of the federal income tax consequences for shareholders who are U.S. citizens, residents or domestic corporations. Shareholders should consult their own tax advisors about the tax consequences of an investment in a Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisors about consequences under foreign, state, local or other applicable tax laws.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

    Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 31% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net long-term capital gains to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

FOREIGN TAX CREDITS

    If, at the end of the fiscal year, more than 50% of the total assets of any Fund is represented by stock of foreign corporations, the Fund intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations. Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

    A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay taxes on such gains, and make certain distributions.

                             MANAGEMENT OF THE TRUST

    Each Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co., 40 Rowes Wharf, Boston, Massachusetts 02110 (the "Manager") which provides investment advisory services to a substantial number of institutional and other investors, including one other registered investment company. Each of the following four general partners holds a greater than 5% interest in the Manager:
R. Jeremy Grantham, Richard A. Mayo, Eyk H.A. Van Otterloo and Kingsley Durant.

    Under separate Management Contracts with the Trust, the Manager selects and reviews each Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of any Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.

    The Manager has entered into a Consulting Agreement (the "Consulting Agreement") with Dancing Elephant, Ltd., 1936 University Avenue, Berkeley, California 94704 (the "Consultant), with respect to the management of the portfolio of the Emerging Markets Fund. The Consultant is wholly-owned by Mr. Arjun Divecha. Under the Consulting Agreement, the Manager pays the Consultant a monthly fee at an annual rate equal to the greater of 0.50% of the Fund's average daily net assets or $500,000. The Consultant may from time to time waive all or a portion of its fee. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

    Each Management Contract provides for payment to the Manager of a monthly fee at the stated annual rates set forth under Schedule of Fees and Expenses. While the fee paid to the Manager by each of the Fundamental Value Fund, the International Core Fund, the Currency Hedged International Core Fund, the Foreign Fund, the International Small Companies Fund, the Japan Fund and the Emerging Markets Fund is higher than that paid by most funds, each is comparable to the fees paid by many funds with similar investment objectives. In addition, with respect to each Fund, the Manager has voluntarily agreed to waive its fee and to bear certain expenses until further notice in order to limit each Fund's annual expenses to specified limits (with certain exclusions). These limits and the terms applicable to them are described under Schedule of Fees and Expenses.

    During the fiscal year ended February 28, 1995, the Manager received, as compensation for advisory services rendered in such year (after waiver), the percentages of each Fund's average net assets as set forth below:

            Fund                     % of Average Net Assets
Core Fund                                    0.45%
Tobacco-Free Core Fund                       0.23%
Value Allocation Fund                        0.56%
Growth Allocation Fund                       0.42%
U.S. Sector Allocation Fund                  0.40%
Core II Secondaries Fund                     0.39%
Fundamental Value Fund                       0.68%
International Core Fund                      0.61%
International Small Companies Fund           0.47%
Japan Fund                                   0.72%
Emerging Markets Fund                        1.00%
Global Hedged Equity Fund                    0.62%
Domestic Bond Fund                           0.19%
Short-Term Income Fund                       0.06%
International Bond Fund                      0.19%
Currency Hedged International Bond Fund      0.31%
Emerging Country Debt Fund                   0.42%

    Mr. R. Jeremy Grantham, Mr. Christopher Darnell and Ms. Jody Shuman Meslin are primarily responsible for the day-to-day management of the portfolio of each of the Core Fund, the Tobacco-Free Core Fund, the Growth Allocation Fund, the U.S. Sector Allocation Fund, and the Core II Secondaries Fund. Each has served in this capacity for more than five years. Mr. William L. Nemerever and Mr. Thomas F. Cooper are primarily responsible for the day-to-day management of the Fixed Income Funds. Each of Messrs. Nemerever and Cooper has served in this capacity since the inception of all of these Funds except the Short-Term Income Fund. Messrs. Nemerever and Cooper have served as the managers of the Short-Term Income Fund since 1993. Prior to 1993, the Short-Term Income Fund was managed by Mr. Robert Brokaw. Mr. Richard A. Mayo has been primarily responsible for the day-to-day management of the portfolio of the Fundamental Value Fund since the inception of the Fund. Mr. Mayo and Mr. Christopher Darnell have been primarily responsible for the day-to-day management of the portfolio of the Value Allocation Fund since the inception of the Fund. Mr. Grantham, Mr. Forrest Berkley and Ms. Doris Chu have been primarily responsible for the day-to-day management of the portfolio of each of the Currency Hedged International Core Fund, the International Small Companies Fund, the Japan Fund and the Global Hedged Equity Fund since inception of the Funds and have served as managers of the International Core Fund for the last five years. Mr. Arjun Bhagwan Divecha has been primarily responsible for the day-to-day management of the portfolio of the Emerging Markets Fund since the inception of the Fund. Day-to-day management of the portfolio of the Foreign Fund is the responsibility of a committee and no person or persons is primarily responsible for making recommendations to that committee.

    Mr. Grantham and Mr. Mayo are both founding partners of the Manager and have been employed by the Manager in equity and fixed-income portfolio management since its inception in 1977. Mr. Grantham serves as President - Domestic Quantitative and Mr. Mayo serves as President - Domestic Active of the Trust. Ms. Meslin has been employed by the Manager principally in equity portfolio management for more than ten years. Mr. Darnell has been employed by the Manager since 1979 and has been involved in equity portfolio management for more than ten years. Mr. Berkley and Ms. Chu have each been employed by the Manager for more than eight years and have each been involved in portfolio management (principally of international equities) for more than six years. Mr. Nemerever and Mr. Cooper have been employed by the Manager in fixed-income portfolio management since October, 1993. For the five years prior to October, 1993, Mr. Nemerever was employed by Boston International Advisors and Fidelity Management Trust Company in fixed-income portfolio management. For the five years prior to October, 1993, Mr. Cooper was employed by Boston International Advisors, Goldman Sachs Asset Management and Western Asset Management in fixed-income portfolio management. Mr. Divecha is the sole shareholder and President of the Consultant which he began to organize in September 1993. From 1981 until September 1993, Mr. Divecha was employed by BARRA and during this period he was involved in equity portfolio management for more than five years.

                         ORGANIZATION AND CAPITALIZATION
                                  OF THE TRUST

    The Trust was established on June 24, 1985 as a business trust under Massachusetts law. The Trust has an unlimited authorized number of shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which are presently divided into twenty-four series of shares: one for each Fund, one for the Pelican Fund and one for each of the REIT Fund and the Conservative Equity Fund which are both currently inactive. All shares of all series are entitled to vote at any meetings of shareholders. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the 1940 Act shares shall be voted together as a single class and
(ii) when the Trustees have determined that the matter does not affect a Fund, then only shareholders of the Fund(s) affected shall be entitled to vote on the matter. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, in liquidation of the Trust, are entitled to receive the net assets of their Fund, but not of any other Fund. Shareholders holding a majority of the outstanding shares of all series may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent.

    On October 13, 1995, the following shareholders held greater than 25% of the outstanding shares of the series noted below:

Fund                            Shareholders
Tobacco-Free Core Fund          Dewitt Wallace - Reader's
                                Digest Fund, Inc.; Lila
                                Wallace - Reader's Digest
                                Fund, Inc.
U.S. Sector Allocation Fund     John D. MacArthur &
                                Catherine T. MacArthur
                                Foundation
Fundamental Value Fund          Yale University; Leland
                                Stanford Junior University II
Japan Fund                      International Monetary Staff
                                Retirement Fund; Brown
                                University
Domestic Bond Fund              Bankers Trust Company as
                                Trustee, GTE Service Corp.
                                Pension Trust; Bost & Co./
                                Bell Atlantic
Short-Term Income Fund          MJH Foundation
Currency Hedged                 Bankers Trust Company as
International Bond Fund         Trustee, GTE Service
                                Pension Trust
Global Hedged Equity Fund       Bankers Trust Company as
                                Trustee, GTE Service
                                Corp. Pension Trust

As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.

    Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of that liability is considered remote since it may arise only in very limited circumstances.

                              SHAREHOLDER INQUIRIES

                 Shareholders may direct inquiries to the Trust
                    c/o Grantham, Mayo, Van Otterloo & Co.,
                        40 Rowes Wharf, Boston, MA 02110
                                (1-617-330-7500)

                                   APPENDIX A
               RISKS AND LIMITATIONS OF OPTIONS, FUTURES AND SWAPS

    Limitations on the Use of Options and Futures Portfolio Strategies. As noted in "Descriptions and Risks of Fund Investment Practices--Futures and Options" above, the Funds may use futures contracts and related options for hedging and, in some circumstances, for risk management or investment but not for speculation. Thus, except when used for risk management or investment, each such Fund's long futures contract positions (less its short positions) together with the Fund's cash (i.e., equity or fixed income) positions will not exceed the Fund's total net assets.

    The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

    Risk Factors in Options Transactions. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

    An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter-option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

        The Exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

        The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

        Risk Factors in Futures Transactions. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency (e.g., the German Mark) is used to hedge a security denominated in another currency (e.g., the Spanish Peseta). In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

    A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

    As noted in the Prospectus, a Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

    The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

    The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

    Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realized in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

    Risk Factors in Swap Contracts, OTC Options and other Two-Party Contracts. A Fund may only close out a swap, contract for differences, cap floor or collar or OTC option, with the particular counterparty. Also, if the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to swap contracts. The Manager will closely monitor subject to the oversight of the Trustees, the creditworthiness of contract counterparties and a Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service or Standard and Poor's Corporation at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

        Additional Regulatory Limitations on the Use of Futures and Related Options, Interest Rate Floors, Caps and Collars and Interest Rate and Currency Swap Contracts. In accordance with CFTC regulations, investments by any Fund as provided in the Prospectus in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that a Fund may commit to initial margin on such contracts or premiums on such options may not exceed 5% of that Fund's net assets.

        The Manager and the Trust do not believe that the Fund's respective obligations under equity swap contracts, reverse equity swap contracts or Index Futures are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap contract will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other high grade debt obligations having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. Likewise, when a Fund takes a short position with respect to an Index Futures contract the position must be covered or the Fund must maintain at all times while that position is held by the Fund, cash, U.S. government securities or other high grade debt obligations in a segregated account with its custodian, in an amount which, together with the initial margin deposit on the futures contract, is equal to the current delivery or cash settlement value.

        The use of unsegregated futures contracts, related written options, interest rate floors, caps and collars and interest rate and currency swap contracts for risk management by a Fund permitted to engage in any or all of such practices is limited to no more than 10% of a Fund's total net assets when aggregated with such Fund's traditional borrowings in accordance with SEC pronouncements. This 10% limitation applies to the face amount of unsegregated futures contracts and related options and to the amount of a Fund's net payment obligation that is not segregated against in the case of interest rate floors, caps and collars and interest rate and currency swap contracts.

                                   APPENDIX B
                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

    Commercial paper ratings of Standard & Poor's Corporation ("Standard & Poor's") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard and Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternate liquidity is maintained.

CORPORATE DEBT RATINGS

    Standard & Poor's Corporation. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Moody's Investors Service, Inc. The following is a summary of the ratings used by Moody's Investor Services, Inc. for corporate debt:

AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.1

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.1

BAA - Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.   There is lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols 1Aa1, A1, Baa1, and B1.

                       GRANTHAM, MAYO, VAN OTTERLOO & CO.
                        40 ROWES WHARF, BOSTON, MA 02110
                                 (617) 330-7500

                                    GMO TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                February 29, 1996



This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated February 29, 1996, as amended from time to time and should be read in conjunction therewith. A copy of the Prospectus may be obtained from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110.

                                Table of Contents

                  Caption                                                                                       Page


INVESTMENT OBJECTIVE AND POLICIES.................................................................................1

MISCELLANEOUS INVESTMENT PRACTICES................................................................................1

INVESTMENT RESTRICTIONS...........................................................................................2

INCOME, DIVIDENDS, DISTRIBUTIONS AND TAX STATUS...................................................................5

MANAGEMENT OF THE TRUST...........................................................................................7

INVESTMENT ADVISORY AND OTHER SERVICES............................................................................8

PORTFOLIO TRANSACTIONS...........................................................................................13

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES.................................................................15

FINANCIAL STATEMENTS.............................................................................................26


                        INVESTMENT OBJECTIVE AND POLICIES

         The investment objectives and policies of each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.


                       MISCELLANEOUS INVESTMENT PRACTICES

         Index Futures. As stated in the Prospectus under the heading "Descriptions and Risks of Fund Investment Practices -- Futures and Options," each of the Funds may purchase futures contracts on various securities indices ("Index Futures"). As indicated in the Prospectus, an Index Future is a contract to buy or sell an integral number of units of the particular stock index at a specified future date at a price agreed upon when the contract is made. A unit is the value from time to time of the relevant index. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in the relevant index.

         For example, if the value of a unit of a particular index were $1,000, a contract to purchase 500 units would be worth $500,000 (500 units x $1,000). The Index Futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the relevant index at the expiration of the contract. For example, if a Fund enters into one futures contract to buy 500 units of an index at a specified future date at a contract price of $1,000 per unit and the index is at $1,010 on that future date, the Fund will gain $5,000 (500 units x gain of $10).

         Index Futures in which a Fund may invest typically can be traded through all major commodity brokers and trades are currently effected on the exchanges described in the Prospectus. A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of S&P 500 Index Futures, with the Commodities Clearing House. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

         The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the S&P 500 Index and futures markets.

         Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.


                             INVESTMENT RESTRICTIONS

         Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund:

                  (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

                  (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction 1 above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or other encumbrance.) (For the purposes of this restriction, collateral arrangements with respect to the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

                  (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

                  (4) Make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

                  (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

                  (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

                  (7) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or, through the lending of the Fund's portfolio securities.

         Loans of portfolio securities may be made with respect to up to 100% of a Fund's total assets in the case of each Fund (except the International Core and Currency Hedged International Core Funds), and with respect to not more than 25% of total assets in the case of each of the International Core and Currency Hedged International Core Funds.

                  (8) Invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and partners of Grantham, Mayo, Van Otterloo & Co. (the "Manager") who beneficially own more than 1/2 of 1% of the securities of that issuer together beneficially own more than 5%.

                  (9) Concentrate more than 25% of the value of its total assets in any one industry (except that, as described in the Prospectus, the Short-Term Income Fund may invest up to 100% of its assets in obligations issued by banks, and the REIT Fund may invest more than 25% of its assets in real estate-related securities).

                  (10) Invest in securities of other investment companies, except by purchase in the open market involving only customary brokers' commissions. For purposes of this restriction, foreign banks or their agents or subsidiaries are not considered investment companies. (Under the Investment Company Act of 1940 (the "Investment Company Act") no registered investment company may (a) invest more than 10% of its total assets (taken at current value) in securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of its total assets (taken at current value), or
         (c) own more than 3% of the outstanding voting stock of any one investment company.)

                  (11) Purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Term Income Fund) may purchase and sell financial futures contracts and options thereon.

                  (12) Except for the Global Bond Fund, the  International  Bond
         Fund, the Domestic Bond Fund, the Currency Hedged International Bond Fund, the Currency Hedged International Core Fund, the Foreign Fund, the REIT Fund, the Global Hedged Equity Fund, the Emerging Country Debt Fund and the Core Emerging Country Debt Fund, invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

                  (13) In addition to the foregoing, it is a fundamental policy that none of the Core Fund, the Japan Fund, the Core II Secondaries Fund, the Fundamental Value Fund, the Tobacco-Free Core Fund, the International Core Fund or the Currency Hedged International Core Fund will acquire more than 10% of the voting securities of any issuer.

                  (14) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. Under appropriate circumstances, the SEC takes the position that none of the following is deemed to be a senior security: any swap contract or contract from differences; any pledge or encumbrance of assets permitted by restriction 2 above; any borrowing permitted by restriction 1 above; any collateral arrangements with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

         Notwithstanding the latitude permitted by Restrictions 1, 2, 4 and 6 above, no Fund has any current intention of (a) borrowing money, (b) entering into short sales or (c) investing in real estate investment trusts (with the exception of the REIT Fund).

         It is contrary to the present policy of all the Funds, which may be changed by the Trustees without shareholder approval, to:

                  (a) Invest in warrants or rights excluding options (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase) except that the International Funds (other than the International Bond Fund) may invest in such warrants or rights so long as the aggregate value thereof (taken at the lower of cost or market) does not exceed 5% of the value of the Fund's total net assets; provided that within this 5%, not more than 2% of its net assets may be invested in warrants that are not listed on the New York or American Stock Exchange or a recognized foreign exchange.

                  (b) Invest in securities of an issuer, which, together with any predecessors or controlling persons, has been in operation for less than three consecutive years if, as a result, the aggregate of such investments would exceed 5% of the value of the Fund's net assets; except that this restriction shall not apply to any obligation of the U.S. Government or its instrumentalities or agencies; and except that this restriction shall not apply to the investments of the Japan Fund.

                  (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

                  (d) Make investments for the purpose of gaining control of a company's management.

                  (e) In the case of the International Bond Fund, the Domestic Bond Fund, the Currency Hedged International Bond Fund, the Foreign Fund, the REIT Fund, the Global Hedged Equity Fund, and Emerging
         Country Debt Fund and the Core Emerging Country Debt Fund, purchase securities restricted as to resale, if, as a result, such investments would exceed 15% of the value of the Fund's net assets, excluding restricted securities that have been determined by the Trustees of the Fund (or the person designated by them to make such determinations) to be readily marketable.

         Except as indicated above in Restriction No. 1, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


                 INCOME, DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from gains from the sale or other disposition of securities and certain other assets (including certain foreign currency contracts) held for less than three months; (c) distribute at least 90% of its dividend, interest and certain other income (including, in general, short-term capital gains) each year; and (d) diversify its holdings so that, at the end of each fiscal quarter
(i) at least 50% of the market value of the Fund's assets is represented by cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as a Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

         The tax status of each Fund and the distributions which it may make are summarized in the Prospectus under the heading "Taxes." Each Fund intends to pay out substantially all of its ordinary income and net short-term capital gains, and to distribute substantially all of its net capital gain, if any, after giving effect to any available capital loss carry-over. Net capital gain is the excess of net long-term capital gain over net short-term capital loss. It is the policy of each Fund to make distributions sufficient to avoid the imposition of a 4% excise tax on certain undistributed amounts. The recognition of certain losses upon the sale of shares of a Fund may be limited to the extent shareholders dispose of shares of one Fund and invest in shares of the same or another Fund.

         The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert short-term capital gains or losses into long-term capital gains or losses. Qualification segments noted above may restrict the Fund's ability to engage in these transactions, and these transactions may affect the amount, timing and character of distributions to shareholders.

         Investment by the International Funds in certain "passive foreign investment companies" could subject a Fund to a U.S. federal income tax or other charge on distributions received from or the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders. If the Fund elects to treat a passive foreign investment company as a "qualified electing fund," or elects the mark-to-market election under proposed regulation 1291.8, different rules would apply, although the Fund does not currently expect to be in the position to make such elections.

         In general, all dividends derived from ordinary income and short-term capital gain are taxable to investors as ordinary income (subject to special rules concerning the extent of the dividends received deduction for corporations) and long-term capital gain distributions are taxable to investors as long-term capital gains, whether such dividends or distributions are received in shares or cash. Tax exempt organizations or entities will generally not be subject to federal income tax on dividends or distributions from a Fund, except certain organizations or entities, including private foundations, social clubs, and others, which may be subject to tax on dividends or capital gains. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

         The dividends-received deduction for corporations will generally apply to a Fund's dividends paid from investment income to the extent derived from dividends received by the
Fund from domestic corporations.

         Certain of the Funds which invest in foreign securities may be subject to foreign withholding taxes on income and gains derived from foreign investments. Such taxes would reduce the yield on the Trust's investments, but, as discussed in the Prospectus, may be taken as either a deduction or a credit by U.S. citizens and corporations if the Fund makes the election described in the Prospectus.


                             MANAGEMENT OF THE TRUST

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

R. Jeremy Grantham*. President-Domestic Quantitative and Trustee of the Trust. Partner, Grantham, Mayo, Van Otterloo & Co. (investment adviser).

Harvey R. Margolis. Trustee of the Trust. Mathematics Professor, Boston College.

Eyk del Mol Van Otterloo*. President-International and Trustee of the Trust. Partner, Grantham, Mayo, Van Otterloo & Co.

Richard Mayo*. President-Domestic Active of the Trust. Partner, Grantham, Mayo, Van Otterloo & Co.

Kingsley Durant*. Vice President, Treasurer and Secretary of the Trust. Partner, Grantham, Mayo, Van Otterloo & Co.

Susan Randall Harbert*. Secretary and Assistant Treasurer of the Trust. Partner, Grantham, Mayo, Van Otterloo & Co.

William R. Royer, Esq.*. Clerk of the Trust. General Counsel, Grantham, Mayo, Van Otterloo & Co. (January, 1995 - Present). Associate, Ropes & Gray, Boston, Massachusetts (September, 1992 - January, 1995).

*Deemed to be an "interested person" of the Trust and the Manager, as defined by the 1940 Act.

         The mailing address of each of the officers and Trustees is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. The Trustees and officers of the Trust as a group own less than 1% of any class of outstanding shares of the Trust.

         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

         The Manager pays the Trustees other than those who are interested persons an annual fee of $40,000. Harvey Margolis is currently the only Trustee who is not an interested person, and thus the only Trustee compensated directly by the Trust. No other Trustee receives any direct compensation from the Trust or any series thereof.

         Messrs. Grantham, Van Otterloo, Mayo and Durant, as partners of the Manager, will benefit from the management fees paid by each Fund of the Trust.


                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

         As disclosed in the Prospectus under the heading "Management of the Fund," under separate Management Contracts (each a "Management Contract") between the Trust and Grantham, Mayo, Van Otterloo & Co. (the "Manager"), subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions --Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As is disclosed in the Prospectus, the Manager's compensation will be reduced to the extent that any Fund's annual expenses incurred in the operation of the Fund (including the management fee but excluding brokerage commissions, extraordinary expenses (including taxes), securities lending fees and expenses and transfer taxes; and, in the case of the Japan Fund, Emerging Markets Fund, Foreign Fund and Global Hedged Equity Fund, excluding custodial fees; and in the case of the Global Hedged Equity Fund only, also excluding hedging transaction fees) would exceed the percentage of the Fund's average daily net assets described therein. Because the Manager's compensation is fixed at an annual rate equal to this expense limitation, it is expected that the Manager will pay such expenses (with the exceptions noted) as they arise. In addition, the Manager's compensation under the Management Contract is subject to reduction to the extent that in any year the expenses of the relevant Fund exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of such Fund are qualified for offer and sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and, generally speaking, excludes brokerage commissions, taxes, interest and extraordinary expenses. No Fund is currently subject to any state imposed limit on expenses.

         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Each Management Contract was approved by the Trustees of the Trust (including the Trustee who is not an "interested person" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority (or one, if there is only one) of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

         In the last three fiscal years the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management
Contract:

                                             Gross                     Reduction                   Net

CORE FUND

Year ended 2/28/95                          $10,703,745                $1,492,476                $ 9,211,269
Year ended 2/28/94                          $ 9,872,383                $1,323,098                $ 8,549,285
Year ended 2/26/93                          $12,080,377                $1,424,465                $10,655,912

INTERNATIONAL CORE FUND

Year ended 2/28/95                          $19,964,039                $3,849,845                $16,114,194
Year ended 2/28/94                          $12,131,276                $2,974,235                $ 9,157,041
Year ended 2/26/93                          $ 4,498,002                $1,290,142                $ 3,207,860

GROWTH ALLOCATION FUND

Year ended 2/28/95                          $ 1,063,102                $  162,479                $   900,623
Year ended 2/28/94                          $   732,330                $  136,305                $   596,025
Year ended 2/26/93                          $ 1,009,458                $  143,307                $   866,151

SHORT-TERM INCOME FUND

Year ended 2/28/95                          $    32,631                $   24,693                $     7,938
Year ended 2/28/94                          $    25,648                $   25,012                $       636
Year ended 2/26/93                          $    31,464                $   31,464                $         0

JAPAN FUND

Year ended 2/28/95                          $ 3,394,922                $  113,442                $ 3,281,480
Year ended 2/28/94                          $ 2,985,621                $  116,523                $ 2,869,098
Year ended 2/26/93                          $ 1,827,062                $  120,816                $ 1,706,246

VALUE ALLOCATION FUND

Year ended 2/28/95                          $ 3,144,806                $  612,779                $ 2,532,027
Year ended 2/28/94                          $ 7,860,120                $1,319,736                $ 6,540,384
Year ended 2/26/93                          $ 6,383,292                $1,109,271                $ 5,274,021

TOBACCO-FREE CORE FUND

Year ended 2/28/95                          $   260,209                $  140,422                $   119,787
Year ended 2/28/94                          $   285,625                $  123,056                $   162,569
Year ended 2/26/93                          $   462,477                $  144,724                $   317,753

FUNDAMENTAL VALUE FUND

Year ended 2/28/95                          $ 1,297,348                $  118,250                $ 1,179,098
Year ended 2/28/94                          $   847,075                $  131,219                $   715,856
Year ended 2/26/93                          $   302,376                $  119,657                $   182,719

CORE II SECONDARIES FUND

Year ended 2/28/95                          $   865,852                $  187,546                $   678,306
Year ended 2/28/94                          $   626,163                $  154,249                $   471,914
Year ended 2/26/93                          $   414,388                $  132,039                $   282,349

INTERNATIONAL SMALL COMPANIES FUND

Year ended 2/28/95                          $ 2,184,055                $1,368,080                $   815,975
Year ended 2/28/94                          $   833,440                $  625,615                $   207,825
Year ended 2/26/93                          $   366,646                $  320,728                $    45,918

U.S. SECTOR ALLOCATION FUND

Year ended 2/28/95                          $   934,108                $  179,986                $   754,122
Year ended 2/28/94                          $   848,089                $  141,400                $   706,689
Commencement of
  Operations                                $   125,141                $   61,672                $    63,469
  (1/04/93) - 2/26/93

INTERNATIONAL BOND FUND

Year ended 2/28/95                          $   345,558                $  181,243                $   164,315
Commencement of
  Operations                                $    23,776                $   23,776                $         0
(12/22/93) - 2/28/94

EMERGING MARKETS FUND

Year ended 2/28/95                          $ 3,004,553                $        0                $ 3,004,553
Commencement of
  Operations                                $   158,043                $   18,574                $   139,469
(12/8/93) - 2/28/94

EMERGING COUNTRY DEBT FUND

Commencement of
  Operations                                $   417,918                $  174,820                $   243,098
(4/19/94) - 2/28/95

GLOBAL HEDGED EQUITY FUND

Commencement of
  Operations                                $    324,126               $   80,409                $   243,717
(7/29/94) - 2/28/95

DOMESTIC BOND FUND

Commencement of
  Operations                                $     95,643               $   68,732                $    26,911
(8/18/94) - 2/28/95

CURRENCY HEDGED INTERNATIONAL BOND FUND

Commencement of
  Operations                                $    306,031               $  173,302                $   132,729
(9/30/94) - 2/28/95

         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), One Lincoln Plaza, Boston, Massachusetts 02205, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109 serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis. The Japan Fund pays its own custodial charges. The Manager has voluntarily agreed with the Trust to reduce its management fees and to bear certain expenses with respect to each Fund until further notice to the extent that a Fund's total annual operating expenses (excluding brokerage commissions, extraordinary expenses (including taxes), securities lending fees and expenses and transfer taxes; and, in the case of the Foreign Fund, Japan Fund, Emerging Markets Fund and Global Hedged Equity Fund, excluding custodial fees; and, in the case of the Global Hedged Equity Fund only, also excluding hedging transaction fees) would otherwise exceed the percentage of that Fund's daily net assets specified in the Prospectus ("Schedule of Fees and Expenses"). Therefore so long as the Manager agrees so to reduce its fee and bear certain expenses, total annual operating expenses (subject to such exclusions,) of the Fund will not exceed this stated limitation. The Manager has also agreed with respect to the Emerging Markets Fund that, until further notice, it will limit its management fee with respect to this Fund to 0.98% regardless of the total operating expenses of the Fund. Absent such agreement by the Manager to waive its fees, management fees for each Fund and the annual operating expenses for each Fund would be as stated in the Prospectus.

         Independent Accountants. The Trust's independent accountants are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.


                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account's being preferred over any other account.

         Transactions involving the issuance of Fund shares for securities or assets other than cash, will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

         Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are judgmental considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Domestic Funds with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         During the three most recent fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:


                                                        1993              1994               1995               TOTAL

Core Fund                                            $2,470,801         $1,176,157         $4,641,334         $8,288,292
Growth Allocation Fund                                  222,747            159,018            211,476         $  593,241
SAF Core Fund                                           249,717            158,642                ---         $  408,359
Value Allocation Fund                                 1,803,808          1,911,868          1,523,065         $5,238,741
Short-Term Income Fund                                      ---                ---                ---                ---
International Core Fund                               1,505,681          2,911,201          4,518,970         $8,935,852
Japan Fund                                              447,978            138,019          1,038,223         $1,624,220
Tobacco-Free Core Fund                                  120,642             70,113            126,491         $  317,246
Fundamental Value Fund                                  184,309            508,267            444,239         $1,136,815
International Small Companies Fund                       54,565            279,639            470,900         $  805,104
Bond Allocation Fund                                      3,046             34,238             29,533         $   66,817
Core II Secondaries Fund                                 34,155            127,191            211,451         $  372,797
U.S. Sector Allocation Fund                              29,586            166,982            434,291         $  630,859
International Bond Fund                                     ---              1,340              3,251         $    4,591
Emerging Markets Fund                                       ---            423,879          2,668,508         $3,092,387
Emerging Country Debt Fund                                  ---                ---                ---                ---
Global Hedged Equity Fund                                   ---                ---            146,893         $  146,893
Domestic Bond Fund                                          ---                ---                ---                ---
Currency Hedged International Bond                          ---                ---                ---                ---
   Fund
Total                                                $7,127,035         $8,066,554        $16,468,625        $31,662,214


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

        The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on February 28.

        Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of twenty-four series: the Core Fund; the Value Allocation Fund; the Growth Allocation Fund; the Pelican Fund; the Short-Term Income Fund; the Core II Secondaries Fund; the Fundamental Value Fund, the Tobacco-Free Core Fund; the U.S. Sector Allocation Fund; the Conservative Equity Fund; the International
Core Fund; the Japan Fund; the Core Emerging Country Debt Fund; the International Bond Fund; the Emerging Markets Fund; the Emerging Country Debt Fund; the Domestic Bond Fund; the Currency Hedged International Bond Fund; the Global Hedged Equity Fund; the Currency Hedged International Core Fund; the International Small Companies Fund; the REIT Fund; the Global Bond Fund and the Foreign Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses, but there is no present intention to make such charges.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

        The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

        As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund.

        There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

        No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

        Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

        The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Beneficial Owners of 5% or More of the Fund's Shares

        The  following  chart  sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the Core Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

Employee Retirement Plan of                     201 Fourth Street                                    5.07
  Safeway IN                                    Oakland, CA  94660

NRECA                                           Attn:  Peter Morris                                  7.53
                                                1800 Massachusetts Ave. NW
                                                Washington, DC 20036

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the International
Core Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

RJR Nabisco Defined Benefits                    Attn:  Sandy Breda                                   5.08
  Master Trust -                                P.O. Box 3099
  International Accounts                        Winston-Salem, NC  27150

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the Growth Allocation Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

Aerospace Corporation                           Attn:  Mutual Funds                                  11.50
Retirement Plan                                 P.O. Box 92956
Northern Trust Co.                              Chicago, IL  60675

John D. MacArthur &                             Attn:  Lawrence L. Landry                            8.42
  Catherine T. MacArth                          140 South Dearborn
  Foundation                                    Suite 1100
                                                Chicago, IL  60603

Yale University                                 230 Prospect Street                                  13.95
                                                Attn: Theodore D. Seides
                                                New Haven, CT 06511

Surdna Foundation Inc.                          1155 Avenue of the Americas                          14.12
                                                16th Floor
                                                New York, NY 10036

Collins Group Trust I                           840 Newport Center Dr.                               11.31
                                                Newport Beach, CA 92660

Duke University                                 2200 West Main St.                                   6.41
  Long Term Endowment                           Suite 1000
                                                Attn: Deborah Lane
                                                Durham, NC 27705

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the Japan Fund as
of October 13, 1995:

Name                                            Address                                           % Ownership

International Monetary Staff                    700 19th St., NW                                     44.91
  Retirement Fund                               Attn:  Hillary Boardman
                                                Washington, DC 20431

SIMI Client #05                                 2000 K Street, NW                                    6.01
                                                Suite 400
                                                Washington, DC 20006

Gordon Family Trust                             c/o Strategic Investment Management                  19.28
                                                1001 19th Street North, 16th Floor
                                                Arlington, VA 22209-1722

Brown University                                Investment Office - Box C                            29.78
                                                Attn: Robert J. Koyles, Jr.
                                                164 Angell Street
                                                Providence, RI 02912

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the Short-Term
Income Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

MJH Foundation                                  Attn:  J. Michael Burris                             41.48
  Martha Jefferson Hospital                     459 Locust Avenue
                                                Charlottesville, VA 22902

Powers C. Hall                                  c/o Warner & Stackpole                               12.23
 Profit Sharing Plan and Trust                  75 State Street
 U/A dated 6/1/79 as amended                    Boston, MA  02109
 6/1/89

Timothy Hamilton Horkings                       5 Hollywood Drive                                    5.43
                                                Chestnut Hill, MA 02167

Dorothy D. Park - Fixed Income                  205 Devon Road                                       24.68
                                                Ithaca, NY  14850

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the Value Allocation
Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

Duke University Long Term                       Duke Management Co.                                  6.91
  Endowment Fund                                2200 West Main Street
                                                Suite 1000
                                                Durham, NC  27705

 International Monetary Staff                   700 19th St., NW                                     11.80
  Retirement Fund                               Attn:  Hillary Boardman
                                                Washington, DC 20431

Leland Stanford Junior                          Stanford Management Company                          23.25
  University II                                 2770 Sand Hill Road
                                                Menlo Park, CA 94025

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the Fundamental
Value Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

Princeton University Trustee                    Attn:  John D. Sweeney                               5.29
                                                P.O. Box 35
                                                Princeton, NJ 08544

Yale University                                 230 Prospect Street                                  29.71
                                                Attn: Theodore D. Seides
                                                New Haven, CT 06511

Berea College                                   Box 2306                                             13.46
                                                Attn: Mr. Leigh A. Jones
                                                Berea, KY 40404

Leland Stanford Junior                          Stanford Management Company                          32.33
  University II                                 2770 Sand Hill Road
                                                Menlo Park, CA 04025

Wachovia Bank Trustee                           P.O. Box 3099                                        19.12
  RJR Nabisco Inc.                              301 North Main Street
  Defined Benefit/Master                        Winston-Salem, NC  27150
  Trust - FVF

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the Core II Secondaries Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

The Andrew W. Mellon Foundation                 140 E. 62nd Street                                   13.18
                                                Attn:  Kenneth J. Herr, Treasurer
                                                New York, NY 10021

Cheyne Walk Trust                               Pearce Investments Ltd.                              7.83
                                                Attn: Howard Reynolds
                                                1325 Air Motive Way, Suite 262
                                                Reno, NV 89502

John D. MacArthur & Catherine T.                Attn:  Lawrence L. Landry                            10.19
  MacArth Foundation                            140 South Dearborn
                                                Suite 1100
                                                Chicago, IL  60603

Wachovia Bank Trustee                           Attn:  Julie Haynes NC  31013                        7.70
  RJR Nabisco Inc.                              P.O. Box 3099
  Defined Benefit/Master                        Winston-Salem, NC  27150
  Trust

Bost & Co./BAMF8721002                          1 Cabot Road 028-003B                                11.59
  Bell Atlantic                                 Mutual Fund Operations
                                                Medford, MA  02155

Bankers Trust Company Trustee                   Attn: Geoffrey Mullen                                17.80
  GTE Service Corp Pension                      280 Park Avenue - 13 East
  Trust                                         New York, NY  10017

William & Flora Hewlett                         Attn: William F. Nichols                             7.85
                                                525 Middlefield Rd #200
                                                Menlo Park, CA 94025

NationsBank Trust Co. N.A.                      Attn:  SAS                                           5.11
FBO Brookings Institution                       Acc't #: 45-16-161-7467244
                                                P.O. Box 831575
                                                Dallas, TX  75283

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the International
Small Companies Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

Yale University                                 230 Prospect Street                                  7.57
                                                Attn: Theodore D. Seides
                                                New Haven, CT 06511

Bankers Trust Company Trustee                   Attn:  Geoffrey Mullen                               6.66
  GTE Service Corp Pension Trust                280 Park Avenue - 13 East
                                                New York, NY 10017

International Monetary Fund Staff               700-19th Street NW IS2-281                           5.16
  Retirement Plan                               Washington, DC  20431

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the Tobacco-Free
Core Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

Dewitt Wallace-Reader's Digest                  261 Madison Avenue                                   45.51
  Fund, Inc.                                    24th Floor
                                                New York, NY 10016

Lila Wallace-Reader's Digest                    261 Madison Avenue                                   38.82
  Fund, Inc.                                    24th Floor
                                                New York, NY 10016

Tufts Associated HMO Inc.                       353 Wyman Street                                     15.66
                                                Waltham, MA  02254

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the U.S. Sector Allocation Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

John D. MacArthur & Catherine T.                Attn:  Lawrence L. Landry                            54.50
  MacArthur Foundation                          140 South Dearborn, Suite 1100
                                                Chicago, IL  60603

Trustees of Columbia University                 Columbia University                                  18.22
  in the City of New York-Global                475 Riverside Drive, Suite 401
                                                New York, NY 10115

Bost & Co./BAMF8721002                          1 Cabot Road 028-003B                                10.93
  Bell Atlantic                                 Mutual Fund Operations
                                                Medford, MA  02155

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the International
Bond Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

Catholic Bishop of Chicago                      155 East Superior Street                             6.41
                                                Attn: John F. Benware
                                                Chicago, IL 60611

Bost & Co./BAMF8721002                          1 Cabot Road 028-003B                                8.19
  Bell Atlantic                                 Mutual Fund Operations
                                                Medford, MA  02155

Saturn & Co. A/C 4600712                        P.O. Box 1537 Top 57                                 12.96
 c/o Investors Bank & Trust Co.                 Boston, MA  02205
 FBO The John Hancock Mutual
 Life Insurance Company Pension
 Plan

Bankers Trust Company Trustee                   Attn:  Geoffrey Mullen                               23.57
  GTE Service Pension Trust                     280 Park Avenue - 13 East
                                                New York, NY 10017

Woods Hole Oceanographic                        Attn:  Lawrence Ladd                                 5.19
  Institute                                     Woods Hole, MA  02543

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the Emerging Markets Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

Leland Stanford Jr. University II -             2770 Sand Hill Road                                  6.72
 AA Stanford Management Company                                                              Menlo Park, CA  94025

Bankers Trust Company Trustee                   Attn:  Geoffrey Mullen                               13.54
  GTE Service Corp. Pension Trust               280 Park Avenue - 13 East
                                                New York, NY 10017

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the Domestic Bond
Fund as of October 13, 1995;

Name                                            Address                                           % Ownership

Bost & Co./BAMF8721002                          1 Cabot Road 028-003B                                25.86
  Bell Atlantic                                 Mutual Fund Operations
                                                Medford, MA  02155

Bankers Trust Company Trustee                   Attn:  Geoffrey Mullen                               43.28
  GTE Service Corp. Pension Trust               280 Park Avenue - 13 East
                                                New York, NY 10017

Princeton University TR                         Attn: John D. Sweeney                                5.51
                                                P.O. Box 35
                                                Princeton, NJ 08544

The Edna McConnell Clark Found.                 Attn: Laura Kielczewski                              5.76
                                                Ass't Financial Officer
                                                250 Park Avenue
                                                New York, NY 10177

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding shares of the Currency Hedged International Bond Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

Princeton University Tr.                        Attn:  John D. Sweeney                               5.02
                                                P.O. Box 35
                                                Princeton, NJ 08544

Bost & Co./BAMF8721002                          1 Cabot Road 028-003B                                13.16
  Bell Atlantic                                 Mutual Fund Operations
                                                Medford, MA  02155

Bankers Trust Company Trustee                   Attn:  Geoffrey Mullen                               39.73
  GTE Service Corp. Pension Trust               280 Park Avenue - 13 East
                                                New York, NY 10017

Park Foundation Inc. -                          Attn:  Sharon Linderberry                            7.19
Fixed Income                                    Terrace Hill
                                                P.O. Box 550
                                                Ithaca, NY  14851

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the Emerging Country Debt Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

Yale University                                 230 Prospect Street                                  6.85
                                                Attn: Theodore D. Seides
                                                New Haven, CT 06511

Bost & Co./BAMF8721002                          1 Cabot Road 028-003B                                7.53
  Bell Atlantic                                 Mutual Fund Operations
                                                Medford, MA  02155

Bankers Trust Company Trustee                   Attn:  Geoffrey Mullen                               16.17
 GTE Service Corp. Pension Trust                280 Park Avenue - 13 East
                                                New York, NY 10017

Regents of the Univ. Michigan                   5032 Fleming Admin. Bldg.                            12.56
Treasurer's Office                              Ann Arbor, MI  48109

Duke University Long Term                       2200 W. Main Street                                  5.18
 Endowment Po                                   Suite 1000
                                                Attn: Deborah Lane
                                                Durham, NC  27705

         The  following  chart sets forth the names,  addresses  and  percentage
ownership  of  those  shareholders   owning  beneficially  5%  or  more  of  the
outstanding shares of the Global Hedged
Equity Fund as of October 13, 1995:

Name                                            Address                                           % Ownership

Princeton University TR                         Attn:  John D. Sweeney                               6.66
                                                P.O. Box 35
                                                Princeton, NJ 08544

Bankers Trust Company TR                        Attn: Geoffrey Mullen                                27.58
 GTE Services Corp. Pension Trust               280 Park Avenue - 13 East
                                                New York, NY 10017

Duke University Long Term                       2200 W. Main Street                                  8.10
  Endowment PO                                  Suite 1000
                                                Attn: Deborah Lane
                                                Durham, NC  27705


                              FINANCIAL STATEMENTS

         The audited Financial Statements in this Statement of Additional Information have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                    GMO Trust

                          Specimen Price-Make-Up Sheet

         Following are computations of the total offering price per share for the Core Fund, the International Core Fund, the Growth Allocation Fund, the Short-Term Income Fund, the Japan Fund, the Value Allocation Fund, the Tobacco-Free Core Fund, the Core II Secondaries Fund, the International Small Companies Fund, the U.S. Sector Allocation Fund, the International Bond Fund, the Emerging Markets Fund, the Emerging Country Debt Fund, the Global Hedged Equity Fund, the Domestic Bond Fund, the Currency Hedged International Bond Fund, the Fundamental Value Fund and the Pelican Fund based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on August 31, 1995.

Core Fund


         Net Assets at Value (Equivalent to
         $18.25 per share based on
         158,659,078 shares of beneficial                                                            $2,895,123,678
         interest outstanding)

         Offering Price ($18.25 x 100/99.83)*                                                                $18.28

International Core Fund

         Net Assets at Value (Equivalent to $23.65
         per share based on 140,653,201 shares of
         beneficial interest outstanding)                                                            $3,326,025,113

         Offering Price ($23.65 x 100/99.25)*                                                                $23.83
                                                                                                             ------

Growth Allocation Fund

         Net Assets at Value (Equivalent to $5.04
         per share based on 67,350,475 shares of
         beneficial interest outstanding)                                                              $339,184,306

         Offering Price ($5.04 x 100/99.83)*                                                                  $5.05
                                                                                                              -----

Short-Term Income Fund

         Net Assets at Value (Equivalent to $9.65
         per share based on 697,949 shares of
         beneficial interest outstanding)                                                                $6,732,609

         Offering Price                                                                                       $9.65

Japan Fund

         Net Assets at Value (Equivalent to $9.69
         per share based on 10,333,221 shares of
         beneficial interest outstanding)                                                              $100,134,319

         Offering Price ($9.69 x 100/99.60)*                                                                  $9.73
                                                                                                              -----

Value Allocation Fund

         Net Assets at Value (Equivalent to
         $13.65 per share based on
         22,8645,103 shares of beneficial
         interest outstanding)                                                                         $311,994,963

         Offering Price ($13.65 x 100/99.85)*                                                                $13.67
                                                                                                             ------
Tobacco-Free Core Fund

         Net Assets at Value (Equivalent to
         $12.44 per share based on
         4,451,076 shares of beneficial                                                                 $55,374,239
         interest outstanding)

         Offering Price ($12.44 x 100/99.83)*                                                                $12.46
                                                                                                             ------

Core II Secondaries Fund

         Net Assets at Value (Equivalent to $14.92
         per share based on 10,171,408 shares
         of beneficial interest outstanding)                                                           $151,752,564

         Offering Price ($14.92 x 100/99.25)*                                                                $15.03
                                                                                                             ------


International Small Companies Fund

         Net Assets at Value (Equivalent to $12.68
         per share based on 15,691,530 shares of
         beneficial interest outstanding)                                                              $199,024,013

         Offering Price ($12.68 x 100/98.75)*                                                                $12.84
                                                                                                             ------

Fundamental Value Fund

         Net Assets at Value (Equivalent to $14.02
         per share based on 14,091,776 shares
         of beneficial interest outstanding)                                                           $197,569,879

         Offering Price ($14.02 x 100/99.85)*                                                                $14.04
                                                                                                             ------
U.S. Sector Allocation Fund

         Net Assets at Value (Equivalent to $13.06
         per share based on 18,053,484 shares
         of beneficial interest outstanding)                                                           $235,791,887

         Offering Price ($13.06 x 100/99.83)*                                                                $13.08
                                                                                                             ------

Emerging Markets Fund

         Net Assets at Value (Equivalent to $10.53
         per share based on 57,879,323 shares
         of beneficial interest outstanding)                                                           $609,629,593

         Offering Price ($10.53 x 100/98.4)*                                                                 $10.70
                                                                                                             ------

International Bond Fund

         Net Assets at Value (Equivalent to $10.69
         per share based on 17,840,505 shares)                                                         $190,684,124
                                                                                                       ------------

         Offering Price ($10.69 x 100/99.85)*                                                                $10.71
                                                                                                             ------

Emerging Country Debt Fund

         Net Assets at Value (Equivalent to $10.91
         per share based on 46,553,536 shares)                                                         $507,804,226
                                                                                                       ------------

         Offering Price ($10.91 x 100/99.50)*                                                                $10.96
                                                                                                             ------

Global Hedged Equity Fund

         Net Assets at Value (Equivalent to $10.50
         per share based on 32,443,087 shares)                                                         $340,697,317
                                                                                                       ------------

         Offering Price ($10.50 x 100/99.40)*                                                                $10.56
                                                                                                             ------
Domestic Bond Fund

         Net Assets at Value (Equivalent to $10.63
         per share based on 27,611,985 shares)                                                         $293,426,414
                                                                                                       ------------

         Offering Price                                                                                      $10.63

Currency Hedged International Bond Fund

         Net Assets at Value (Equivalent to $11.41
         per share based on 19,619,510 shares)                                                         $223,926,075
                                                                                                       ------------

         Offering Price ($11.41 x 100/99.85)*                                                                $11.43
                                                                                                             ------

Currency Hedged International Core Fund

         Net Assets at Value (Equivalent to $10.80 per share                                        $189,848,432
                                                                                                    ------------
         based on 17,583,602 shares)

         Offering Price ($10.80 x 100/99.25)*                                                          $10.88
                                                                                                       ------


Pelican Fund

         Net Assets at Value (Equivalent to $13.58
         per share based on 11,671,816 shares)                                                       $158,491,891
                                                                                                     ------------

         Offering Price                                                                                     $13.58

--------------

* Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Prospectus.


GMO CORE FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees of GMO Trust and the Shareholders of GMO Core Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Core Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 10, 1995





GMO CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

     SHARES       DESCRIPTION                                                                                        VALUE ($)

                  STOCK - 96.7%
                  AEROSPACE - 4.6%

        104,600   E-Systems Inc                                                                                          4,576,250
        345,800   Lockheed Corp                                                                                         26,842,725
        517,800   Martin Marietta Corp                                                                                  24,724,950
         45,500   Northrop Corp                                                                                          2,019,063
        657,150   Raytheon Co                                                                                           46,329,075
         51,300   Rockwell International Corp                                                                            1,975,050
                                                                                                                       106,467,113
                  AUTOMOTIVE - 1.0%
         47,600   Bandag Inc                                                                                             2,856,000
        110,400   Eaton Corp                                                                                             5,533,800
        209,400   Genuine Parts Co                                                                                       8,140,425
        273,000   Harley-Davidson                                                                                        7,371,000
                                                                                                                        23,901,225
                  BANKING AND FINANCIAL SERVICES - 7.5%
      1,654,500   American Express Co                                                                                   55,839,375
          6,600   Bancorp Hawaii Inc                                                                                       184,800
        227,490   Bear Stearns Cos Inc                                                                                   4,265,438
        151,300   Beneficial Corp                                                                                        5,617,013
          6,600   California Federal Bank *                                                                                 71,775
         85,400   Chase Manhattan Corp                                                                                   3,063,725
        225,100   Chemical Banking Corp                                                                                  9,032,138
        650,300   Citicorp (a)                                                                                          29,263,500
        122,600   Danaher Corp                                                                                           3,616,700
        556,371   Dean Witter Discover and Co                                                                           22,463,479
        147,955   Edwards (A G) Inc                                                                                      3,328,988
         24,900   First Bank of America Corp                                                                               843,488
         70,000   First Chicago Corp                                                                                     3,543,750
         43,500   First USA Inc                                                                                          1,604,063
          1,100   Glendale Federal Bank FSB *                                                                               10,313
        204,900   Household International Inc                                                                            8,964,375
        297,300   Morgan Stanley Group Inc                                                                              20,030,588
         15,100   Student Loan Marketing Association                                                                       556,813
                                                                                                                       172,300,321
                  CHEMICALS - 0.5%
        131,100   Georgia Gulf Corp *                                                                                    3,933,000
         45,800   Loctite Corp                                                                                           2,106,800
        236,000   Lyondell Petrochemical (a)                                                                             5,693,500
                                                                                                                        11,733,300
                  COMPUTER AND OFFICE EQUIPMENT - 1.3%
        480,250   Micron Technology (a)                                                                                 29,775,500

                  CONSTRUCTION - 1.3%
        746,400   P P G Industries                                                                                      27,430,200
         27,800   Vulcan Materials Inc                                                                                   1,480,350
                                                                                                                        28,910,550
                  CONSUMER GOODS - 5.0%
        131,200   Callaway Golf Company (a)                                                                              4,428,000
         76,500   Clorox Co                                                                                              4,618,688
        280,600   ConAgra Inc * (a)                                                                                      9,189,650
        276,600   Corning Inc                                                                                            8,885,775
        711,800   Eastman Kodak Co                                                                                      36,301,800
         45,755   Hubbell Inc Class B                                                                                    2,470,770
        158,300   International Flavors & Fragrances                                                                     7,618,188
         74,300   Liz Claiborne                                                                                          1,198,088
         92,775   Mattel Co                                                                                              2,075,841
         97,400   National Service Industries                                                                            2,617,625
        228,300   Newell Co                                                                                              5,450,663
         95,200   Nike Inc Class B                                                                                       6,842,500
        122,900   Polaroid Corp                                                                                          3,687,000
        252,700   Premark International Inc (a)                                                                         10,929,275
        125,200   Reebok International Ltd                                                                               4,585,450
         96,700   VF Corp                                                                                                4,980,050
                                                                                                                       115,879,363
                  FOOD AND BEVERAGE - 6.8%
        606,000   Anheuser-Busch Cos Inc                                                                                34,163,250
        328,800   Archer Daniels Midland Co                                                                              6,247,200
        147,700   Brown Forman Corp Class B (a)                                                                          4,781,788
        203,500   CPC International Inc                                                                                 10,887,250
        111,250   Dean Foods Co                                                                                          3,448,750
        430,900   Heinz (H J) Co                                                                                        16,966,688
         33,500   Hershey Foods Corp (a)                                                                                 1,641,500
         88,600   Hormel (Geo A) and Co                                                                                  2,370,050
         94,600   IBP Inc                                                                                                3,015,375
        221,600   Kellogg Co                                                                                            11,994,100
        667,600   Sara Lee Corp                                                                                         17,524,500
         25,300   Tyson Food Inc Class A                                                                                   623,013
        294,400   Unilever ADR                                                                                          35,769,600
         81,600   Universal Foods Corp                                                                                   2,560,200
        249,300   Whitman Corp                                                                                           4,705,538
                                                                                                                       156,698,802
                  HEALTH CARE - 6.3%
          5,400   Bausch & Lomb Inc                                                                                        179,550
        187,700   Boston Scientific Corp * (a)                                                                           4,059,013
        851,142   Columbia/HCA Healthcare Corp (a)                                                                      35,216,000
        280,200   Johnson & Johnson                                                                                     15,901,350
        412,700   Medtronic Inc                                                                                         24,762,000
        506,350   National Medical Enterprises *                                                                         7,848,425
        109,100   United Healthcare Corp                                                                                 4,691,300
        479,000   Upjohn Co                                                                                             16,884,750
        730,500   US Health Care Inc                                                                                    31,411,500
        133,200   Wellpoint Health Networks Class A *                                                                    4,378,950
                                                                                                                       145,332,838
                  INSURANCE - 5.3%
        282,900   Aetna Life and Casualty Co                                                                            15,205,875
        227,900   AFLAC Corp                                                                                             8,603,225
         34,600   Allmerica Property and Casualty                                                                          674,700
         24,000   Allstate Corp                                                                                            660,000
         92,200   Ambac Inc                                                                                              3,745,625
        450,900   American General Corp                                                                                 14,259,713
        202,850   AON Corp                                                                                               7,049,038
        152,000   Cigna Corp                                                                                            11,514,000
         22,800   Conseco Inc (a)                                                                                          812,250
          5,900   Continental Corp                                                                                         114,313
         25,600   Geico Corp                                                                                             1,251,200
        136,300   Jefferson Pilot Corp                                                                                   7,769,100
         55,800   Marsh & McLennan Cos Inc                                                                               4,575,600
         42,800   MBIA Inc                                                                                               2,653,600
         23,400   MGIC Investment                                                                                          892,125
        115,200   Old Republic International Corp (a)                                                                    2,851,200
         88,800   Provident Life and Accident Insurance Co Class B                                                       2,086,800
        136,100   Providian Corp                                                                                         4,814,538
         10,900   Safeco Corp                                                                                              599,500
        303,100   St Paul Cos                                                                                           14,738,238
          3,200   SunAmerica Inc                                                                                           131,200
        217,450   Torchmark Corp                                                                                         9,105,719
        130,309   Transamerica Corp                                                                                      7,118,129
         11,600   Transatlantic Holdings Inc                                                                               667,000
         90,100   Twentieth Century Industries                                                                           1,126,250
                                                                                                                       123,018,938
                  MACHINERY - 1.1%
        198,000   Dover Corp                                                                                            11,781,000
        110,600   FMC Corp *                                                                                             6,470,100
        167,000   Parker Hannifin Corp                                                                                   7,807,250
          5,500   Snap-On Tools Corp                                                                                       187,000
                                                                                                                        26,245,350
                  MANUFACTURING - 8.5%
         52,000   Alco Standard Corp                                                                                     3,536,000
      1,490,427   Boeing Co                                                                                             68,745,918
      1,107,844   International Business Machines Corp                                                                  83,365,261
        149,100   Litton Industries *                                                                                    5,442,150
        489,800   Minnesota Mining and Manufacturing                                                                    26,816,550
         16,800   Stone Container Corp * (a)                                                                               392,700
        112,600   Textron Inc                                                                                            6,164,850
         67,000   York International Corp                                                                                2,579,500
                                                                                                                       197,042,929
                  METALS AND MINING - 0.6%
         10,500   Mapco Inc                                                                                                573,563
        240,500   Phelps Dodge Corp                                                                                     13,107,250
                                                                                                                        13,680,813
                  MISCELLANEOUS - 0.0%
          3,000   Witco Corp                                                                                                85,875

                  OIL AND GAS - 6.8%
        382,300   Amoco Corp                                                                                            22,651,275
        282,800   Ashland Inc (a)                                                                                        9,155,650
         55,400   Atlantic Richfield Co                                                                                  6,073,225
        232,122   Chevron Corp                                                                                          11,025,795
         57,400   Columbia Gas Systems *                                                                                 1,492,400
         47,509   El Paso Natural Gas Co                                                                                 1,460,902
        766,200   Exxon Corp                                                                                            49,036,800
          1,700   FINA Inc Class A                                                                                         129,625
         13,400   Kerr-McGee Corp                                                                                          675,025
        233,900   Mobil Corp                                                                                            20,349,300
          9,500   Murphy Oil Corp                                                                                          415,625
         92,000   Occidental Petroleum Corp                                                                              1,828,500
          2,900   Pennzoil Co                                                                                              137,388
          6,200   Phillips Petroleum Co                                                                                    206,925
        196,800   Royal Dutch Petroleum Co ADR                                                                          22,066,200
         96,900   Texaco Inc                                                                                             6,177,375
        111,800   Williams Companies Inc                                                                                 3,214,250
                                                                                                                       156,096,260
                  PAPER AND ALLIED PRODUCTS - 0.1%
         45,100   Consolidated Papers Inc                                                                                2,181,713
         43,300   Glatfelter (PH) Co                                                                                       790,225
                                                                                                                         2,971,938
                  PHARMACEUTICALS - 9.7%
        469,120   American Home Products Corp                                                                           33,542,080
        364,300   Amgen Inc *                                                                                           25,136,700
      1,085,800   Bristol-Myers Squibb Co                                                                               67,319,600
        770,400   Lilly (Eli) & Co                                                                                      51,616,800
        227,100   Marion Merrell Dow Inc                                                                                 5,649,113
        944,300   Merck & Co Inc                                                                                        40,014,713
         52,100   Mylan Laboratories (a)                                                                                 1,628,125
          1,000   Warner Lambert Co                                                                                         76,375
                                                                                                                       224,983,506
                  PRIMARY PROCESSING - 1.3%
        256,200   Dow Chemical Co                                                                                       17,165,400
        196,400   Du Pont (E I) De Nemours & Co Inc                                                                     11,022,950
         51,400   Rohm & Haas Co                                                                                         2,884,825
                                                                                                                        31,073,175
                  PRINTING AND PUBLISHING - 0.7%
         99,300   Dun and Bradstreet Corp                                                                                5,126,363
         53,100   McGraw Hill Inc                                                                                        3,743,550
        168,500   Readers Digest Association Inc                                                                         7,751,000
                                                                                                                        16,620,913
                  RETAIL TRADE - 3.2%
        313,200   Albertson's Inc                                                                                        9,630,900
        401,000   Autozone Inc * (a)                                                                                    10,626,500
         95,900   Circuit City Stores Inc                                                                                2,073,838
         82,600   Gap Stores                                                                                             2,684,500
        533,900   Kroger Co *                                                                                           14,014,875
        175,400   Melville Corp                                                                                          5,700,500
        192,200   Nordstrom Inc                                                                                          8,120,450
        411,900   Rite Aid Corp                                                                                         10,194,525
        206,100   The Pep Boys                                                                                           6,749,775
         71,800   Walgreen Co                                                                                            3,392,550
         34,100   Weismarkets Inc                                                                                          873,813
                                                                                                                        74,062,226
                  SERVICES - 2.4%
         34,700   BHC Communications Inc Class A *                                                                       2,576,475
        414,900   Capital Cities/ABC Inc                                                                                36,718,650
         26,700   Equifax Inc                                                                                              824,363
         55,000   Fleming Cos                                                                                            1,072,500
        259,200   Manpower Inc                                                                                           7,581,600
        107,500   Omnicom Group                                                                                          5,710,938
                                                                                                                        54,484,526
                  TECHNOLOGY - 7.9%
         14,400   3Com Corp *                                                                                              750,600
        273,000   Amp Inc                                                                                               20,475,000
        439,700   Apple Computer                                                                                        17,368,150
        164,300   Avery Dennison Corp                                                                                    6,161,250
      1,337,250   Compaq Computer Corp *                                                                                46,135,125
        174,100   Computer Sciences Corp *                                                                               8,552,663
        158,200   E G & G                                                                                                2,274,125
         21,300   Emerson Electric                                                                                       1,408,463
        103,500   Grainger (WW) Inc                                                                                      6,326,438
         73,700   Hewlett-Packard Inc                                                                                    8,475,500
        229,500   LSI Logic Corp *                                                                                      12,507,750
        445,600   Microsoft Corp *                                                                                      28,072,800
        121,450   Millipore Corp                                                                                         6,452,031
        135,900   Storage Technology Corp * (a)                                                                          2,955,825
         75,900   Sun Microsystems Inc *                                                                                 2,428,800
        549,800   Tandem Computers Inc *                                                                                 9,346,600
         24,100   Thomas & Betts Corp                                                                                    1,605,663
                                                                                                                       181,296,783
                  TELECOMMUNICATIONS - 0.2%
         54,300   Frontier Corp                                                                                          1,242,113
         42,600   General Instrument Corp * (a)                                                                          1,352,550
         47,100   Southern New England Telecommunications Corp                                                           1,560,188
                                                                                                                         4,154,851
                  TOBACCO - 2.5%
         43,600   Loews Corp                                                                                             4,234,650
        880,900   Philip Morris Cos Inc                                                                                 53,514,675
                                                                                                                        57,749,325
                  UTILITIES - 12.1%
         94,000   Allegheny Power System Inc                                                                             2,209,000
        194,800   American Electric Power Inc                                                                            6,598,850
        232,650   Baltimore Gas and Electric Co                                                                          5,729,006
        122,700   Carolina Power and Light Co                                                                            3,374,250
        299,288   Centerior Energy Corp                                                                                  2,918,058
        293,800   Central & South West Corp (a)                                                                          7,234,825
        217,400   Cinergy Corp                                                                                           5,380,650
        118,100   CMS Energy Corp                                                                                        2,834,400
        358,100   Consolidated Edison                                                                                    9,892,513
        310,374   Detroit Edison Co                                                                                      8,884,456
        267,800   Dominion Resources Inc (a)                                                                            10,176,400
        154,450   DPL Inc                                                                                                3,224,144
         80,300   DQE                                                                                                    2,700,088
        388,200   Duke Power Co                                                                                         15,236,850
        258,044   Entergy Corp                                                                                           5,773,735
        163,800   Florida Progress Corp                                                                                  5,139,225
        185,900   FPL Group Inc                                                                                          6,669,163
        240,200   General Public Utilities                                                                               7,266,050
        113,200   Houston Industries Inc                                                                                 4,329,900
        132,200   Illinova Corp                                                                                          3,090,175
        101,500   Kansas City Power and Light Co                                                                         2,423,313
        171,600   Long Island Lighting Co                                                                                2,745,600
         78,600   New England Electric System                                                                            2,593,800
         94,300   New York State Electric and Gas Corp                                                                   2,027,450
        197,800   Niagara Mohawk Power Corp                                                                              2,942,275
        103,600   Nipsco Industries Inc                                                                                  3,276,350
        173,300   Northeast Utilities (a)                                                                                3,942,575
        118,700   Northern States Power Co                                                                               5,371,175
        201,300   Ohio Edison Co                                                                                         4,227,300
         52,800   Oklahoma Gas and Electric Co                                                                           1,867,800
        140,300   Pacific Enterprises                                                                                    3,437,350
        571,300   Pacific Gas and Electric Co                                                                           14,639,563
        461,900   PacifiCorp                                                                                             8,833,838
        192,200   Panhandle Eastern Corp                                                                                 4,324,500
        311,900   Peco Energy Co                                                                                         8,343,325
        134,700   Penn Power and Light Co                                                                                2,795,025
        128,500   Pinnacle West Capital Corp                                                                             2,762,750
        128,500   Potomac Electric Power Co                                                                              2,489,688
        366,200   Public Service Enterprise Group Inc                                                                   10,665,575
         58,900   Public Service of Colorado                                                                             1,803,813
         66,600   Puget Sound Power and Light Co                                                                         1,440,225
        102,900   San Diego Gas and Electric Co                                                                          2,225,213
         68,300   Scana Corp                                                                                             3,013,738
        602,500   SCE Corp                                                                                               9,865,938
        982,100   Southern Co                                                                                           20,255,813
        179,400   Teco Energy (a)                                                                                        3,857,100
        178,100   Texas Utilities Co                                                                                     5,855,038
        357,700   Unicom Corp                                                                                            9,121,350
        159,900   Union Electric Co                                                                                      6,056,213
         82,300   Western Resources Inc                                                                                  2,613,025
        165,400   Wisconsin Energy Corp (a)                                                                              4,589,850
                                                                                                                       279,068,306

                  TOTAL STOCK (Cost $2,017,125,996)                                                                  2,233,634,726

    Par Value     SHORT-TERM INVESTMENTS - 7.1%
                  REPURCHASE AGREEMENT - 3.3%
$    76,224,083   Salomon Brothers Repurchase Agreement, dated 2/28/95,
                  due 3/1/95, with a maturity value of $76,235,940 and an
                  effective yield of 5.60%, collateralized by a U.S. Treasury
                  Bond with a rate of 6.25%, a maturity date of 8/15/23,
                  and with an aggregate market value of $78,300,878.                                                    76,224,083


                  U.S. GOVERNMENT - 0.2%
      4,350,000   U.S. Treasury Bill, 4.92% due 3/2/95 (b)                                                               4,349,339

                  CASH EQUIVALENTS - 3.6%
     50,252,375   Bank of Boston Time Deposit                                                                           50,252,375
      5,633,314   Dreyfus Cash Management Money Market Fund Plus, A Shares                                               5,633,314
      3,245,504   National Westminster Time Deposit                                                                      3,245,504
     23,885,357   Provident Institutional Prime Money Market Fund                                                       23,885,357
                                                                                                                        83,016,550

                  TOTAL SHORT-TERM INVESTMENTS (at amortized cost)                                                     163,589,972

                  TOTAL INVESTMENTS - 103.8%
                  (Cost $2,180,715,968) * *                                                             $            2,397,224,698

                  Other Assets and Liabilities (net) - (3.8%)                                                          (87,976,760)

                  TOTAL NET ASSETS - 100.0%                                                             $            2,309,247,938

                  NOTES TO THE SCHEDULE OF INVESTMENTS:

                  ADR  American Depositary Receipt

                  (a)      All or a portion of this security is on loan.

                  (b)      This security is held as collateral for open futures contracts.

                  *         Non-income producing security

                  **        The  aggregate  identified  cost for  federal  income  tax  purposes  is
                            $2,189,359,977  resulting in gross  unrealized  appreciation and depreciation of
                            $226,594,451 and $18,729,730,  respectively,  and net unrealized appreciation of
                            $207,864,721.


              See accompanying notes to the financial statements.




GMO CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995

ASSETS:
  Investments, at value (cost $2,017,125,996) (Note 1)             $       2,233,634,726
  Short-term investments, at amortized cost (Note 1)                         163,589,972
  Receivable for investments sold                                             31,631,037
  Receivable for Fund shares sold                                                 55,256
  Dividends and interest receivable                                            8,154,549
  Receivable for variation margin on open futures contracts                      289,165
  Receivable for expenses waived or borne by Manager (Note 2)                    140,815

    Total assets                                                           2,437,495,520


LIABILITIES:
  Payable for investments purchased                                           38,429,058
  Payable for Fund shares repurchased                                          5,667,276
  Payable upon return of securities loaned (Note 1)                           82,991,280
  Payable to affiliate for management fee  (Note 2)                              916,856
  Accrued expenses                                                               243,112

    Total liabilities                                                        128,247,582



NET ASSETS:(equivalent to $15.45 per share based
  on 149,509,336 shares outstanding, unlimited shares authorized)  $       2,309,247,938



NET ASSETS CONSIST OF:
  Paid-in capital                                                  $       2,084,137,288
  Undistributed net investment income                                          9,992,385
  Accumulated net realized loss on investments and
   closed futures contracts                                                   (1,721,805)
  Net unrealized appreciation on investments
   and open futures contracts                                                216,840,070

    NET ASSETS                                                     $       2,309,247,938

              See accompanying notes to the financial statements.





GMO CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - YEAR ENDED FEBRUARY 28, 1995

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $365,315)                 $  59,069,213
  Interest (including securities lending income of $215,485)           4,376,365

    Total income                                                      63,445,578

EXPENSES:
  Management fee (Note 2)                                             10,703,745
  Custodian and transfer agent fees                                      336,727
  Legal fees                                                              87,805
  Audit fees                                                              66,870
  Registration fees                                                       48,316
  Insurance                                                               24,215
  Trustee fee (Note 2)                                                     9,607
  Miscellaneous expense                                                    1,472

    Total expenses                                                    11,278,757

    Less:  expenses waived or borne by Manager (Note 2)               (1,492,476)

    Net expenses                                                       9,786,281

      Net investment income                                           53,659,297

Realized and unrealized gain (loss) on investments
  and futures contracts:
    Net realized gain (loss) on
      Investments                                                    123,367,263
      Closed futures contracts                                        (2,848,169)

        Net realized gain                                            120,519,094

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                    (24,616,912)
      Open futures contracts                                             660,248

        Net unrealized gain                                          (23,956,664)

      Net realized and unrealized gain on investments
         and futures contracts                                        96,562,430

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 150,221,727

              See accompanying notes to the financial statements.



GMO CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS


                                                                             YEAR ENDED
                                                              FEBRUARY 28, 1995      FEBRUARY 28, 1994


INCREASE (DECREASE) IN NET ASSETS:
Operations:

  Net investment income                                     $          53,659,297   $         48,057,746
  Net realized gain on investments
    and closed futures contracts                                      120,519,094            100,704,203
  Change in  net unrealized appreciation (depreciation)
    of investments and open futures contracts                         (23,956,664)            85,584,922

  Net increase in net assets resulting from operations                150,221,727            234,346,871

Distributions to shareholders from:
  Net investment income                                               (50,303,126)           (49,395,951)
  Net realized gains                                                 (137,451,908)          (174,873,817)

                                                                     (187,755,034)          (224,269,768)

Fund share transactions:  (Note 4)
  Proceeds from sale of shares                                        637,535,879            279,781,809
  Net asset value of shares issued to shareholders
    in payment of distributions declared                              166,089,524            203,217,875
  Cost of shares repurchased                                         (398,849,571)          (444,026,848)

  Net increase in net assets resulting
    from Fund share transactions                                      404,775,832             38,972,836

  Total increase in net assets                                        367,242,525             49,049,939

Net assets:
  Beginning of period                                               1,942,005,413          1,892,955,474

  End of period (including undistributed net
    investment income of $9,992,385 and
    $5,928,323, respectively)                               $       2,309,247,938   $      1,942,005,413


              See accompanying notes to the financial statements.



GMO CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                           YEAR ENDED FEBRUARY 28/29,
                                                        1995             1994             1993             1992          1991 (b)

NET ASSET VALUE, BEGINNING OF PERIOD             $          15.78 $          15.73 $          15.96 $          15.13 $        13.90

Income from investment operations:
  Net investment income (a)                                  0.41             0.42             0.45             0.43           0.43
  Net realized and unrealized gain
   on investments and futures contracts                      0.66             1.59             1.13             1.55           1.74

    Total from investment operations                         1.07             2.01             1.58             1.98           2.17

Less distributions to shareholders:
  From net investment income                                (0.39)           (0.43)           (0.46)           (0.42)         (0.51)
  From net realized gains                                   (1.01)           (1.53)           (1.35)           (0.73)         (0.43)

    Total distributions                                     (1.40)           (1.96)           (1.81)           (1.15)         (0.94)

NET ASSET VALUE, END OF PERIOD                   $          15.45 $          15.78 $          15.73 $          15.96 $        15.13

TOTAL RETURN (C)                                             7.45%           13.36%           10.57%           13.62%         16.52%


RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (000's)             $      2,309,248 $      1,942,005 $      1,892,955 $      2,520,710 $    1,613,945
   Net expenses to average
     daily net assets (a)                                    0.48%            0.48%            0.49%            0.50%          0.50%
   Net investment income to average
     daily net assets (a)                                    2.63%            2.56%            2.79%            2.90%          3.37%
   Portfolio turnover rate                                     99%              40%              54%              39%            55%


(a) Net of fees and expenses voluntarily waived or borne by the Manager of $.01 per share for each period presented.
(b) The per share amounts and the number of shares outstanding have been restated to reflect a ten for one stock split effective December 31, 1990.
(c) Calculation excludes subscription fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.


GMO CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES  CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts held as of February 28, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1995, the Fund loaned securities having a market value of $81,082,751, collateralized by cash in the amount of $83,016,550, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Withholding taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for partnership interests.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           Undistributed Net Investment          Accumulated Net Realized
                      Income                               Loss                   Paid-in Capital
                   $707,891                           ($642,819)                     ($65,072)

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .17 % of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the year ended February 28, 1995, the Fund received $772,803 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .525% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the year ended February 28, 1995, was $9,607. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1995, aggregated $2,219,660,820 and $1,938,260,771, respectively.

4.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                     Year Ended                  Year Ended
                                                                  February 28, 1995           February 28, 1994

    Shares sold                                                        41,333,390                  17,341,722
    Shares issued to shareholders in reinvestment
     of distributions                                                  11,326,288                  13,054,059
    Shares repurchased                                                (26,231,509)                (27,674,912)

    Net increase                                                       26,428,169                   2,720,869
    Fund shares:
     Beginning of period                                              123,081,167                 120,360,298
     End of period                                                    149,509,336                 123,081,167


5.   FINANCIAL INSTRUMENTS
       A summary of outstanding futures contracts at February 28, 1995, is as follows:


     Number of                                                                                  Net Unrealized
     Contracts               Type             Expiration Date           Contract Value           Appreciation
        140                 S & P 500           March 1995               $ 34,198,500              $ 331,340

     At February 28, 1995, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

                                     * * *


GMO CORE FUND
(A SERIES OF GMO TRUST)

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS - (UNAUDITED)


     For  the  fiscal  year  ended   February  28,  1995,   all  of  the  Fund's
     distributions are from investment company taxable income, except that the Fund has designated 72.21% of distributions as net capital gain dividends.




GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees of GMO Trust and the Shareholders of GMO Tobacco-Free Core Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Tobacco-Free Core Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 10, 1995





GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

   SHARES    DESCRIPTION                                                                                     VALUE ($)

             STOCK - 97.8%
             AEROSPACE - 4.8%
     2,400   E-Systems Inc                                                                                            105,000
     7,400   Lockheed Corp                                                                                            574,425
    11,000   Martin Marietta Corp                                                                                     525,250
     1,200   Northrop Corp                                                                                             53,250
    14,100   Raytheon Co                                                                                              994,050
     1,100   Rockwell International Corp                                                                               42,350
                                                                                                                    2,294,325
             AUTOMOTIVE - 1.1%
     1,000   Bandag Inc                                                                                                60,000
     2,400   Eaton Corp                                                                                               120,300
     4,500   Genuine Parts Co                                                                                         174,938
     6,000   Harley-Davidson                                                                                          162,000
                                                                                                                      517,238
             BANKING AND FINANCIAL SERVICES - 7.8%
    35,600   American Express Co                                                                                    1,201,500
       100   Bancorp Hawaii Inc                                                                                         2,800
     4,800   Bear Stearns Cos Inc                                                                                      90,000
     3,300   Beneficial Corp                                                                                          122,513
     1,900   Chase Manhattan Corp                                                                                      68,163
     4,800   Chemical Banking Corp                                                                                    192,600
    14,200   Citicorp                                                                                                 639,000
     2,800   Danaher Corp                                                                                              82,600
    12,200   Dean Witter Discover and Co                                                                              492,575
     3,200   Edwards (A G) Inc                                                                                         72,000
       700   First Bank of America Corp                                                                                23,713
     1,500   First Chicago Corp                                                                                        75,938
       900   First USA Inc                                                                                             33,188
     4,400   Household International Inc                                                                              192,500
     6,400   Morgan Stanley Group Inc                                                                                 431,200
       300   Student Loan Marketing Association                                                                        11,063
                                                                                                                    3,731,353
             CHEMICALS - 0.5%
     2,800   Georgia Gulf Corp *                                                                                       84,000
     1,000   Loctite Corp                                                                                              46,000
     5,200   Lyondell Petrochemical (a)                                                                               125,450
                                                                                                                      255,450
             COMPUTER AND OFFICE EQUIPMENT - 1.3%
    10,300   Micron Technology (a)                                                                                    638,600


             CONSTRUCTION - 1.3%
    16,100   P P G Industries                                                                                         591,675
       700   Vulcan Materials Inc                                                                                      37,275
                                                                                                                      628,950
             CONSUMER GOODS - 5.2%
     2,800   Callaway Golf Company (a)                                                                                 94,500
     1,600   Clorox Co                                                                                                 96,600
     6,700   ConAgra Inc *                                                                                            219,425
     5,600   Corning Inc                                                                                              179,900
    15,300   Eastman Kodak Co                                                                                         780,300
       955   Hubbell Inc Class B                                                                                       51,570
     3,400   International Flavors & Fragrances                                                                       163,625
     1,700   Liz Claiborne                                                                                             27,413
     2,025   Mattel Co                                                                                                 45,309
     2,100   National Service Industries                                                                               56,438
     4,900   Newell Co                                                                                                116,988
     2,000   Nike Inc Class B                                                                                         143,750
     2,600   Polaroid Corp                                                                                             78,000
     5,500   Premark International Inc                                                                                237,875
     2,700   Reebok International Ltd                                                                                  98,888
     2,100   VF Corp                                                                                                  108,150
                                                                                                                    2,498,731
             FOOD AND BEVERAGE - 7.0%
    13,000   Anheuser-Busch Cos Inc                                                                                   732,875
     7,100   Archer Daniels Midland Co                                                                                134,900
     3,200   Brown Forman Corp                                                                                        103,600
     4,400   CPC International Inc                                                                                    235,400
     2,400   Dean Foods Co                                                                                             74,400
     9,300   Heinz (H J) Co                                                                                           366,188
       500   Hershey Foods Corp                                                                                        24,500
     1,800   Hormel (Geo A) and Co                                                                                     48,150
     2,000   IBP Inc                                                                                                   63,750
     4,800   Kellogg Co                                                                                               259,800
    14,400   Sara Lee Corp                                                                                            378,000
       500   Tyson Food Inc Class A                                                                                    12,313
     6,300   Unilever ADR                                                                                             765,450
     2,000   Universal Foods Corp                                                                                      62,750
     5,400   Whitman Corp                                                                                             101,925
                                                                                                                    3,364,001
             HEALTH CARE - 6.5%
     4,300   Boston Scientific Corp * (a)                                                                              92,988
    18,200   Columbia/HCA Healthcare Corp                                                                             753,025
     6,100   Johnson & Johnson                                                                                        346,175
     8,900   Medtronic Inc                                                                                            534,000
    11,300   National Medical Enterprises *                                                                           175,150
     2,300   United Healthcare Corp                                                                                    98,900
    10,200   Upjohn Co                                                                                                359,550
    15,700   US Health Care Inc                                                                                       675,100
     2,900   Wellpoint Health Networks Class A *                                                                       95,338
                                                                                                                    3,130,226
             INSURANCE - 5.7%
     6,200   Aetna Life and Casualty Co                                                                               333,250
     5,100   AFLAC Corp                                                                                               192,525
       900   Allmerica Property and Casualty                                                                           17,550
       500   Allstate Corp                                                                                             13,750
     2,000   Ambac Inc                                                                                                 81,250
    10,000   American General Corp                                                                                    316,250
     4,500   AON Corp                                                                                                 156,375
     3,300   Cigna Corp                                                                                               249,975
       600   Conseco Inc (a)                                                                                           21,375
       100   Continental Corp                                                                                           1,938
       700   Geico Corp                                                                                                34,213
     3,000   Jefferson Pilot Corp                                                                                     171,000
     1,200   Marsh & McLennan Cos Inc                                                                                  98,400
       900   MBIA Inc                                                                                                  55,800
       600   MGIC Investment                                                                                           22,875
     2,700   Old Republic International Corp                                                                           66,825
     2,300   Provident Life and Accident Insurance Co Class B                                                          54,050
     3,000   Providian Corp                                                                                           106,125
       200   Safeco Corp                                                                                               11,000
     6,600   St Paul Cos                                                                                              320,925
       200   SunAmerica Inc                                                                                             8,200
     4,700   Torchmark Corp                                                                                           196,813
     2,900   Transamerica Corp                                                                                        158,413
       200   Transatlantic Holdings Inc                                                                                11,500
     2,100   Twentieth Century Industries                                                                              26,250
                                                                                                                    2,726,627
             MACHINERY - 1.2%
     4,400   Dover Corp                                                                                               261,800
     2,400   FMC Corp *                                                                                               140,400
     3,700   Parker Hannifin Corp                                                                                     172,975
       100   Snap-On Tools Corp                                                                                         3,400
                                                                                                                      578,575
             MANUFACTURING - 8.8%
     1,100   Alco Standard Corp                                                                                        74,800
    32,300   Boeing Co                                                                                              1,489,814
    23,800   International Business Machines Corp                                                                   1,790,950
     3,400   Litton Industries *                                                                                      124,100
    10,500   Minnesota Mining and Manufacturing                                                                       574,875
       462   Stone Container Corp * (a)                                                                                10,799
     2,200   Textron Inc                                                                                              120,450
     1,500   York International Corp                                                                                   57,750
                                                                                                                    4,243,538
             METALS AND MINING - 0.7%
       200   Mapco Inc                                                                                                 10,925
     5,200   Phelps Dodge Corp                                                                                        283,400
                                                                                                                      294,325
             MISCELLANEOUS - 0.0%
       100   Witco Corp                                                                                                 2,863

             OIL AND GAS - 6.6%
     8,100   Amoco Corp (a)                                                                                           479,925
     1,200   Atlantic Richfield Co                                                                                    131,550
     5,200   Chevron Corp                                                                                             247,000
     1,200   Columbia Gas Systems *                                                                                    31,200
     1,000   El Paso Natural Gas Co                                                                                    30,750
    16,500   Exxon Corp                                                                                             1,056,000
       400   Kerr-McGee Corp                                                                                           20,150
     5,100   Mobil Corp                                                                                               443,700
       200   Murphy Oil Corp                                                                                            8,750
     2,400   Occidental Petroleum Corp                                                                                 47,700
       200   Pennzoil Co                                                                                                9,475
       100   Phillips Petroleum Co                                                                                      3,338
     4,200   Royal Dutch Petroleum Co ADR                                                                             470,925
     2,100   Texaco Inc                                                                                               133,875
     2,400   Williams Companies Inc                                                                                    69,000
                                                                                                                    3,183,338
             PAPER AND ALLIED PRODUCTS - 0.1%
       900   Consolidated Papers Inc                                                                                   43,538
     1,000   Glatfelter (PH) Co                                                                                        18,250
                                                                                                                       61,788
             PHARMACEUTICALS - 10.1%
    10,100   American Home Products Corp                                                                              722,150
     7,801   Amgen Inc *                                                                                              538,269
    23,400   Bristol-Myers Squibb Co                                                                                1,450,800
    16,600   Lilly (Eli) & Co                                                                                       1,112,200
     4,800   Marion Merrell Dow Inc                                                                                   119,400
    20,300   Merck & Co Inc                                                                                           860,213
     1,000   Mylan Laboratories (a)                                                                                    31,250
                                                                                                                    4,834,282
             PRIMARY PROCESSING - 1.4%
     5,500   Dow Chemical Co                                                                                          368,500
     4,200   Du Pont (E I) De Nemours & Co Inc                                                                        235,725
     1,100   Rohm & Haas Co                                                                                            61,738
                                                                                                                      665,963
             PRINTING AND PUBLISHING - 0.7%
     2,100   Dun and Bradstreet Corp                                                                                  108,413
     1,100   McGraw Hill Inc                                                                                           77,550
     3,700   Readers Digest Association Inc                                                                           170,200
                                                                                                                      356,163
             REFINING - 0.4%
     6,200   Ashland Inc                                                                                              200,725

             RETAIL TRADE - 3.3%
     6,700   Albertson's Inc                                                                                          206,025
     8,600   Autozone Inc *                                                                                           227,900
     2,100   Circuit City Stores Inc                                                                                   45,413
     1,500   Gap Stores                                                                                                48,750
    11,600   Kroger Co *                                                                                              304,500
     3,800   Melville Corp                                                                                            123,500
     4,000   Nordstrom Inc                                                                                            169,000
     8,900   Rite Aid Corp                                                                                            220,275
     4,600   The Pep Boys                                                                                             150,650
     1,500   Walgreen Co                                                                                               70,875
       600   Weismarkets Inc                                                                                           15,375
                                                                                                                    1,582,263
             SERVICES - 2.5%
       700   BHC Communications Inc Class A *                                                                          51,975
     8,900   Capital Cities/ABC Inc                                                                                   787,650
       600   Equifax Inc                                                                                               18,525
     1,400   Fleming Cos                                                                                               27,300
     5,800   Manpower Inc                                                                                             169,650
     2,300   Omnicom Group                                                                                            122,188
                                                                                                                    1,177,288
             TECHNOLOGY - 8.2%
       300   3Com Corp *                                                                                               15,638
     5,900   Amp Inc                                                                                                  442,500
     9,500   Apple Computer                                                                                           375,250
     3,500   Avery Dennison Corp                                                                                      131,250
    28,800   Compaq Computer Corp *                                                                                   993,600
     3,700   Computer Sciences Corp *                                                                                 181,763
     4,100   E G & G                                                                                                   58,938
       500   Emerson Electric                                                                                          33,063
     2,300   Grainger (WW) Inc                                                                                        140,588
     1,600   Hewlett-Packard Inc                                                                                      184,000
     4,900   LSI Logic Corp *                                                                                         267,050
     9,600   Microsoft Corp *                                                                                         604,800
     2,700   Millipore Corp                                                                                           143,438
     2,900   Storage Technology Corp *                                                                                 63,075
     1,600   Sun Microsystems Inc *                                                                                    51,200
    11,800   Tandem Computers Inc *                                                                                   200,600
       500   Thomas & Betts Corp                                                                                       33,313
                                                                                                                    3,920,066
             TELECOMMUNICATIONS - 0.2%
     1,000   Frontier Corp                                                                                             22,875
       900   General Instrument Corp * (a)                                                                             28,575
     1,200   Southern New England Telecommunications Corp                                                              39,750
                                                                                                                       91,200
             UTILITIES - 12.4%
     2,000   Allegheny Power System Inc                                                                                47,000
     4,200   American Electric Power Inc                                                                              142,275
     4,300   Baltimore Gas and Electric Co                                                                            105,888
     2,600   Carolina Power and Light Co                                                                               71,500
     6,600   Centerior Energy Corp                                                                                     64,350
     6,300   Central & South West Corp                                                                                155,138
     4,700   Cinergy Corp                                                                                             116,325
     2,500   CMS Energy Corp                                                                                           60,000
     7,700   Consolidated Edison                                                                                      212,713
     6,700   Detroit Edison Co                                                                                        191,788
     5,800   Dominion Resources Inc (a)                                                                               220,400
     3,100   DPL Inc                                                                                                   64,713
     1,600   DQE                                                                                                       53,800
     8,300   Duke Power Co                                                                                            325,775
     5,600   Entergy Corp                                                                                             125,300
     3,500   Florida Progress Corp                                                                                    109,813
     4,000   FPL Group Inc                                                                                            143,500
     5,100   General Public Utilities                                                                                 154,275
     2,400   Houston Industries Inc                                                                                    91,800
     2,700   Illinova Corp                                                                                             63,113
     2,200   Kansas City Power and Light Co                                                                            52,525
     4,000   Long Island Lighting                                                                                      64,000
     1,700   New England Electric System                                                                               56,100
     2,000   New York State Electric and Gas Corp                                                                      43,000
     4,300   Niagara Mohawk Power Corp                                                                                 63,963
     2,200   Nipsco Industries Inc                                                                                     69,575
     3,700   Northeast Utilities (a)                                                                                   84,175
     2,600   Northern States Power Co                                                                                 117,650
     4,300   Ohio Edison Co                                                                                            90,300
     1,100   Oklahoma Gas and Electric Co                                                                              38,913
     3,000   Pacific Enterprises                                                                                       73,500
    12,300   Pacific Gas and Electric Co                                                                              315,188
     9,900   PacifiCorp                                                                                               189,338
     4,100   Panhandle Eastern Corp                                                                                    92,250
     6,700   Peco Energy Co                                                                                           179,225
     2,900   Penn Power and Light Co                                                                                   60,175
     3,100   Pinnacle West Capital Corp                                                                                66,650
     2,400   Potomac Electric Power Co                                                                                 46,500
     7,900   Public Service Enterprise Group Inc                                                                      230,088
     1,300   Public Service of Colorado                                                                                39,813
     1,400   Puget Sound Power and Light Co                                                                            30,275
     1,900   San Diego Gas and Electric Co                                                                             41,088
     1,600   Scana Corp                                                                                                70,600
    13,000   SCE Corp                                                                                                 212,875
    21,100   Southern Co                                                                                              435,188
     3,900   Teco Energy                                                                                               83,850
     3,800   Texas Utilities Co                                                                                       124,925
     7,800   Unicom Corp                                                                                              198,900
     3,200   Union Electric Co                                                                                        121,200
     1,500   Western Resources Inc                                                                                     47,625
     3,600   Wisconsin Energy Corp                                                                                     99,900
                                                                                                                    5,958,820

             TOTAL STOCK (Cost $42,499,049)                                                                        46,936,698

 PAR VALUE   SHORT-TERM INVESTMENTS - 6.9%
             REPURCHASE AGREEMENT - 2.8%
$1,357,130   Salomon Brothers Repurchase  Agreement,  dated 2/28/95, due 3/1/95, with a  maturity  value of  $1,357,341  and an  effective  yield of
             5.60%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, a maturity date of 8/15/23,
             and with an aggregate market value of $1,394,106.                                                      1,357,130

             U.S. GOVERNMENT - 0.1%
    60,000   U.S. Treasury Bill, 4.92% due 3/2/95                                                                      59,991

             CASH EQUIVALENTS - 4.0%
   853,664   Bank of Boston Time Deposit                                                                              853,664
   371,200   Dreyfus Cash Management Money Market Fund Plus, A Shares                                                 371,200
    94,745   National Westminster Time Deposit                                                                         94,745
   533,041   Provident Institutional Prime Money Market Fund                                                          533,041
                                                                                                                    1,852,650

             TOTAL SHORT-TERM INVESTMENTS (at amortized cost)                                                       3,269,771

             TOTAL INVESTMENTS - 104.7%
             (Cost $45,768,820) * *                                                                                50,206,469

             Other Assets and Liabilities (net) -  (4.7%)                                                          (2,237,738)

             TOTAL NET ASSETS - 100.0%                                                             $               47,968,731

             NOTES TO THE SCHEDULE OF INVESTMENTS:

             ADR  American Depositary Receipt

             (a)        All or a portion of this security is on loan.

             *          Non-income producing security.

             ** The aggregate identified cost for federal income tax purposes is $46,140,978, resulting in gross unrealized appreciation and depreciation of $4,519,461 and $453,970, respectively, and net unrealized appreciation of $4,065,491.

              See accompanying notes to the financial statements.


GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995


ASSETS:
  Investments, at value (cost $42,499,049) (Note 1)                $          46,936,698
  Short-term investments, at amortized cost (Note 1)                           3,269,771
  Receivable for investments sold                                                581,147
  Dividends and interest receivable                                              178,375
  Receivable for variation margin on open futures contracts                        3,350
  Receivable for expenses waived or borne by Manager (Note 2)                     14,148

    Total assets                                                              50,983,489


LIABILITIES:
  Payable for investments purchased                                              498,656
  Payable for Fund shares repurchased                                            583,092
  Payable upon return of securities loaned (Note 1)                            1,852,396
  Payable to affiliate for management fee (Note 2)                                18,351
  Accrued expenses                                                                62,263

    Total liabilities                                                          3,014,758


NET ASSET(equivalent to $10.65 per share based
  on 4,502,238 shares outstanding, unlimited shares authorized)    $          47,968,731



NET ASSETS CONSIST OF:
  Paid-in capital                                                  $          43,015,553
  Accumulated net realized gain on investments and
   closed futures contracts                                                      515,529
  Net unrealized appreciation on investments
   and open futures contracts                                                  4,437,649

    NET ASSETS                                                     $          47,968,731

              See accompanying notes to the financial statements.


GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - YEAR ENDED FEBRUARY 28, 1995

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $9,454)                   $   1,465,067
  Interest (including securities lending income of $4,528)                95,182

    Total income                                                       1,560,249

EXPENSES:
  Management fee (Note 2)                                                260,209
  Custodian and transfer agent fees                                       76,742
  Audit fees                                                              49,489
  Legal fees                                                               2,318
  Insurance                                                                  644
  Trustee fee (Note 2)                                                       261
  Miscellaneous                                                              560

    Total expenses                                                       390,223

    Less:  expenses waived or borne by Manager (Note 2)                 (140,422)

    Net expenses                                                         249,801

      Net investment income                                            1,310,448

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FUTURES CONTRACTS:
    Net realized gain (loss) on:
      Investments                                                      4,405,159
      Closed futures contracts                                           (57,931)

        Net realized gain                                              4,347,228

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                     (2,301,772)
      Open futures contracts                                               7,846

        Net unrealized loss                                           (2,293,926)

      Net realized and unrealized gain on investments
         and futures contracts                                         2,053,302

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   3,363,750

              See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                              YEAR ENDED
                                                               FEBRUARY 28, 1995       FEBRUARY 28, 1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                     $           1,310,448    $          1,384,900
  Net realized gain on investments
    and closed futures contracts                                        4,347,228               4,277,764
  Change in net unrealized appreciation (depreciation) on
    investments and open futures contracts                             (2,293,926)              2,265,919

  Net increase in net assets resulting from operations                  3,363,750               7,928,583

Distributions to shareholders from:
  Net investment income                                                (1,340,450)             (1,612,593)
  Net realized gains                                                   (4,364,391)             (6,681,832)

                                                                       (5,704,841)             (8,294,425)

Fund share transactions:  (Note 5)
  Proceeds from sale of shares                                          2,407,000                  -
  Net asset value of shares issued to shareholders
    in payment of distributions declared                                5,704,841               8,294,425
  Cost of shares repurchased                                          (13,646,591)            (37,315,687)

  Net decrease in net assets resulting
    from Fund share transactions                                       (5,534,750)            (29,021,262)

  Total decrease in net assets                                         (7,875,841)            (29,387,104)

NET ASSETS:
  Beginning of period                                                  55,844,572              85,231,676

  End of period (including undistributed net
    investment income of $0 and
    $254,797, respectively)                                 $          47,968,731    $         55,844,572


              See accompanying notes to the financial statements.



GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        YEAR ENDED FEBRUARY 28/29,
                                                    1995                  1994                  1993                  1992*

NET ASSET VALUE, BEGINNING OF PERIOD             $  11.07              $  11.35              $  10.50              $  10.00

Income from investment operations:
  Net investment income (a)                          0.23                  0.34                  0.31                  0.12
  Net realized and unrealized gain
   on investments and futures contracts              0.50                  1.18                  0.84                  0.44

    Total from investment operations                 0.73                  1.52                  1.15                  0.56

Less distributions to shareholders:
  From net investment income                        (0.28)                (0.35)                (0.30)                (0.06)
  From net realized gains                           (0.87)                (1.45)                  -                     -

    Total distributions                             (1.15)                (1.80)                (0.30)                (0.06)

NET ASSET VALUE, END OF PERIOD                   $  10.65              $  11.07              $  11.35              $  10.50

TOTAL RETURN (B)                                     7.36%                14.12%                11.20%                 5.62%


RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of peri                       $ 47,969              $ 55,845              $ 85,232              $ 75,412
   Net expenses to average
     daily net assets (a)                            0.48%                 0.48%                 0.49%                 0.49%**
   Net investment income to average
     daily net assets (a)                            2.52%                 2.42%                 2.88%                 3.77%**
   Portfolio turnover rate                            112%                   38%                   56%                    0%

*    For the period from the commencement of operations, October 31, 1991 to February 29, 1992.
**   Annualized.
(a)  Net of fees and expenses voluntarily waived or borne by the Manager of $.03, $.03, $.02, and $.01 per share for the for the fiscal years ended 1995,  1994,  1993 and for the period ended February 29, 1992, respectively.
(b)  Calculation  excludes  subscription fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The Payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 28, 1995, there were no outstanding futures contracts.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1995, the Fund loaned securities having a market value of $1,839,887 collateralized by cash in the amount of $1,852,650, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods.
     Therefore, no provision for federal income or excise tax is necessary.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for partnership interests.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           Undistributed Net Investment          Accumulated Net Realized
                      Income                             Gain                     Paid-in Capital
                  ($224,795)                           $223,859                         $936

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .17% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the year ended February 28, 1995, the Fund received $4,092 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the year ended February 28, 1995, was $261. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1995, aggregated $55,293,634 and $63,480,456, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 95% of the outstanding shares of the Fund were held by two individual shareholders, each holding in excess of 10% of the outstanding shares of the Fund.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                     Year Ended                   Year Ended
                                                                 February 28, 1995            February 28, 1994

Shares sold                                                               226,368                    ----
Shares issued to shareholders in reinvestment
  of distributions                                                        560,904                     749,482
Shares repurchased                                                     (1,331,510)                 (3,214,595)
Net decrease                                                             (544,238)                 (2,465,113)

Fund shares:
  Beginning of period                                                   5,046,476                   7,511,589
  End of period                                                         4,502,238                   5,046,476

                                                           * * *

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS - (UNAUDITED)

     For  the  fiscal  year  ended   February  28,  1995,   all  of  the  Fund's
     distributions are from investment company taxable income, except that the Fund has designated 71.00% of distributions as net capital gain dividends.





GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees of GMO Trust and the Shareholders of GMO Value Allocation Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Value Allocation Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 10, 1995





GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

      SHARES        DESCRIPTION                                                                                     VALUE ($)

                    STOCK - 95.1%
                    AEROSPACE - 3.6%

           44,500   E-Systems Inc                                                                                          1,946,875
           26,100   Lockheed Corp                                                                                          2,026,013
           37,400   Martin Marietta Corp                                                                                   1,785,850
           10,600   Northrop Corp                                                                                            470,375
           54,000   Raytheon Co                                                                                            3,807,000
           68,500   Rockwell International Corp                                                                            2,637,250
                                                                                                                          12,673,363
                    AUTOMOTIVE - 2.6%
            2,600   Bandag Inc                                                                                               156,000
            5,000   Chrysler Corp                                                                                            217,500
            4,500   Eaton Corp                                                                                               225,563
          106,300   Ford Motor Co                                                                                          2,777,088
           80,000   General Motors Corp                                                                                    3,410,000
           23,300   Genuine Parts Co                                                                                         905,788
           15,000   Mascotech Industries Inc Convertible Preferred $1.20                                                     208,125
           25,000   Navistar International Corp Preferred $6.00                                                            1,306,250
            3,300   SPX Corp                                                                                                  50,325
                                                                                                                           9,256,639
                    BANKING AND FINANCIAL SERVICES - 12.7%
          245,400   American Express Co                                                                                    8,282,250
           10,000   Bank of Boston                                                                                           301,250
           35,000   BankAmerica Corp                                                                                       1,684,375
           28,400   Bear Stearns Cos Inc                                                                                     532,500
           15,900   Beneficial Corp                                                                                          590,288
           34,400   Chase Manhattan Corp                                                                                   1,234,100
           75,000   Chemical Banking Corp                                                                                  3,009,375
           55,000   Citicorp Convertible Preferred 10.75%                                                                  6,778,750
          487,500   Citicorp Convertible Preferred $1.21                                                                   9,384,375
           11,300   Comdisco Inc                                                                                             288,150
           45,000   Comerica Inc                                                                                           1,265,625
            5,000   Countrywide Credit Industries                                                                             81,250
           66,600   Dean Witter Discover and Co                                                                            2,688,975
           20,300   Edwards (A G) Inc                                                                                        456,750
           15,000   Great Western Financial                                                                                  281,250
           14,000   Household International Inc                                                                              612,500
           22,900   Morgan Stanley Group Inc                                                                               1,542,888
           10,000   Nationsbank Corp                                                                                         498,750
           11,200   Paine Webber Inc                                                                                         194,600
           41,100   Salomon Inc (a)                                                                                        1,479,600
            5,000   Shawmut National Corp                                                                                    128,125
            8,200   Student Loan Marketing Association                                                                       302,375
           40,000   Summit Properties Inc                                                                                    680,000
           60,000   Travelers Inc                                                                                          2,332,500
                                                                                                                          44,630,601
                    CHEMICALS - 0.7%
           45,000   Baxter International Inc                                                                               1,400,625
           25,000   Borden Chemical and Plastics LP                                                                          437,500
            7,500   Georgia Gulf Corp *                                                                                      225,000
            7,500   Grace (WR) and Co                                                                                        337,500
            3,500   Wellman Inc                                                                                               94,500
                                                                                                                           2,495,125
                    COMMUNICATIONS - 0.0%
            2,500   Motorola Inc                                                                                             143,750

                    COMPUTER AND DATA PROCESSING SERVICES - 0.6%
          250,000   SHL System House *                                                                                     1,500,000
           16,900   Stratus Computer Inc *                                                                                   445,738
                                                                                                                           1,945,738
                    CONSTRUCTION - 0.4%
           45,000   Owens Corning Fiberglass Corp * (a)                                                                    1,513,125

                    CONSUMER GOODS - 5.4%
           62,500   Burlington Industries Inc *                                                                              687,500
            8,100   Callaway Golf Company (a)                                                                                273,375
           50,000   Corning Inc                                                                                            1,606,250
          117,500   Eastman Kodak Co                                                                                       5,992,500
            5,700   Jones Apparel Group Inc *                                                                                133,950
           16,800   Liz Claiborne                                                                                            270,900
           75,000   Maytag Corp                                                                                            1,237,500
            1,100   National Service Industries                                                                               29,563
            5,500   Nike Inc Class B                                                                                         395,313
           13,500   Polaroid Corp                                                                                            405,000
           22,500   Premark International Inc                                                                                973,125
            2,500   Procter and Gamble Co                                                                                    166,250
            9,000   Reebok International Ltd                                                                                 329,625
            5,800   VF Corp                                                                                                  298,700
          425,000   Westinghouse Electric Corp Convertible Preferred $1.30 144A                                            5,790,625
            2,500   Whirlpool Corp                                                                                           135,938
                                                                                                                          18,726,114
                    ENVIRONMENTAL CONTROL - 0.0%
            7,500   Waste Management International Plc ADS *                                                                  78,750

                    FOOD AND BEVERAGE - 4.1%
           55,500   Anheuser-Busch Cos Inc                                                                                 3,128,813
            9,500   Brown Forman Corp Class B                                                                                307,563
            4,300   Dean Foods Co                                                                                            133,300
           17,300   Heinz (H J) Co                                                                                           681,188
            1,700   Hershey Foods Corp                                                                                        83,300
            7,700   Hormel (Geo A) and Co                                                                                    205,975
              600   IBP Inc                                                                                                   19,125
            1,400   International Multifoods Corp                                                                             26,075
          750,000   RJR Nabisco Holdings Convertible Preferred Series C 9.25%                                              4,406,250
           39,100   Sara Lee Corp                                                                                          1,026,375
           25,000   Supervalu Inc                                                                                            643,750
           27,600   Unilever ADR                                                                                           3,353,400
            4,900   Universal Foods Corp                                                                                     153,738
            5,400   Whitman Corp                                                                                             101,925
                                                                                                                          14,270,777
                    HEALTH CARE - 2.7%
            7,800   Bausch & Lomb Inc                                                                                        259,350
          100,000   Beverly Enterprises Inc * (a)                                                                          1,300,000
            2,900   Boston Scientific Corp * (a)                                                                              62,713
           25,000   Caremark International Inc                                                                               437,500
           39,600   Columbia/HCA Healthcare Corp                                                                           1,638,450
            5,000   Elan Corp Plc ADR * (a)                                                                                  176,250
           17,500   Foundation Health Corp *                                                                                 522,813
           10,300   Medtronic Inc                                                                                            618,000
           78,900   National Medical Enterprises *                                                                         1,222,950
           78,600   Upjohn Co                                                                                              2,770,650
           14,400   Wellpoint Health Networks Class A *                                                                      473,400
                                                                                                                           9,482,076
                    INSURANCE - 6.6%
          102,400   Aetna Life and Casualty Co                                                                             5,504,000
            7,700   AFLAC Corp                                                                                               290,675
            2,500   Alexander & Alexander Services Inc                                                                        54,375
           16,900   Allmerica Property and Casualty                                                                          329,550
            7,500   Allstate Corp                                                                                            206,250
           15,600   American General Corp                                                                                    493,350
           10,000   AON Corp                                                                                                 347,500
           35,300   Cigna Corp                                                                                             2,673,975
          210,000   Continental Corp                                                                                       4,068,750
           15,000   First Colony Corp                                                                                        335,625
            3,500   General Re Corp                                                                                          455,875
            5,000   John Alden Financial Corp                                                                                143,750
            5,000   Kemper Corp                                                                                              201,250
           15,000   Life Re Corp                                                                                             298,125
            2,500   Marsh & McLennan Cos Inc                                                                                 205,000
           10,600   MBIA Inc                                                                                                 657,200
            5,000   National Re Corp                                                                                         151,875
            3,200   Old Republic International Corp                                                                           79,200
            6,400   Provident Life and Accident Insurance Co Class B                                                         150,400
           16,200   Providian Corp                                                                                           573,075
          150,000   Reliance Group Holdings Inc                                                                              825,000
           31,700   St Paul Cos                                                                                            1,541,413
           32,500   TIG Holdings Inc                                                                                         674,375
            7,900   Torchmark Corp                                                                                           330,813
           20,000   Transamerica Corp                                                                                      1,092,500
            2,400   Twentieth Century Industries                                                                              30,000
           75,000   USF & G Corp                                                                                           1,068,750
            1,000   USLIFE Corp                                                                                               38,125
           25,000   Willis Corroon Group Plc ADR                                                                             281,250
                                                                                                                          23,102,026
                    MACHINERY - 1.0%
           75,000   CBI Industries Inc                                                                                     1,818,750
            7,500   Cummins Engine Inc                                                                                       341,250
            7,800   Dover Corp                                                                                               464,100
           10,000   FMC Corp *                                                                                               585,000
           10,000   Snap-On Tools Corp                                                                                       340,000
                                                                                                                           3,549,100
                    MANUFACTURING - 9.5%
          133,800   Boeing Co                                                                                              6,171,525
            5,000   General Electric Co                                                                                      274,375
          103,500   International Business Machines Corp                                                                   7,788,375
           15,000   ITT Corp                                                                                               1,462,500
           12,700   Litton Industries *                                                                                      463,550
          225,000   Mascotech Industries Inc                                                                               2,756,250
           40,800   Minnesota Mining and Manufacturing                                                                     2,233,800
            1,200   Sequa Corp Class A *                                                                                      33,750
          200,000   Teledyne Inc                                                                                           4,625,000
            2,000   Teledyne Inc Preferred Stock Series E                                                                     30,000
            1,400   Temple Inland Inc                                                                                         68,425
           16,200   Textron Inc                                                                                              886,950
           35,000   United Technologies Corp                                                                               2,323,125
          275,000   Westinghouse Electric Corp                                                                             4,262,500
                                                                                                                          33,380,125
                    METALS AND MINING - 2.9%
          150,000   Alcan Aluminum Ltd                                                                                     3,637,500
           10,000   Alumax Inc *                                                                                             286,250
           10,000   Aluminum Co of America                                                                                   390,000
           45,200   Asarco Inc                                                                                             1,231,700
           45,000   Cyprus Amax Minerals Co (a)                                                                            1,215,000
           60,000   Inco Ltd (a)                                                                                           1,612,500
           14,100   Phelps Dodge Corp                                                                                        768,450
           20,000   Reynolds Metals Co                                                                                     1,000,000
                                                                                                                          10,141,400
                    MISCELLANEOUS - 0.1%
            7,500   Freeport-McMoran Corp Preferred                                                                          243,750

                    OIL AND GAS - 6.6%
           12,500   Amerada Hess Corp                                                                                        612,500
            8,200   Chevron Corp                                                                                             389,500
           26,200   Columbia Gas Systems *                                                                                   681,200
           12,500   Dresser Industries Inc                                                                                   257,813
            3,700   El Paso Natural Gas Co                                                                                   113,775
           25,000   Enserch Corp                                                                                             350,000
            1,200   Equitable Resources Inc                                                                                   33,300
           37,900   Exxon Corp                                                                                             2,425,600
            5,000   Kerr-McGee Corp                                                                                          251,875
           25,000   Maxus Energy Corp *                                                                                       96,875
           42,900   Mobil Corp                                                                                             3,732,300
          125,000   Noram Energy Corp                                                                                        703,125
           60,000   Occidental Petroleum Corp                                                                              1,192,500
            1,400   Oneok Inc                                                                                                 24,150
           28,200   Royal Dutch Petroleum Co ADR                                                                           3,161,925
           22,500   Seagull Energy Corp *                                                                                    379,688
            4,400   Southwest Gas Corp                                                                                        67,100
            1,300   Southwestern Energy Co                                                                                    16,413
           20,300   Texaco Inc                                                                                             1,294,125
           87,500   Unocal Corp                                                                                            2,482,813
            5,000   Unocal Corp Convertible Preferred $3.50 144A                                                             256,250
          125,000   USX - Marathon Group                                                                                   2,031,250
           87,500   Williams Companies Inc                                                                                 2,515,625
                                                                                                                          23,069,702
                    PAPER AND ALLIED PRODUCTS - 0.1%
            5,000   Weyerhaeuser Co (a)                                                                                      203,750

                    PHARMACEUTICALS - 4.0%
           19,900   American Home Products Corp                                                                            1,422,850
           67,000   Bristol-Myers Squibb Co                                                                                4,154,000
           94,500   Lilly (Eli) & Co                                                                                       6,331,500
           30,500   Marion Merrell Dow Inc                                                                                   758,688
           34,300   Merck & Co Inc                                                                                         1,453,463
                                                                                                                          14,120,501
                    PRIMARY PROCESSING - 4.3%
           75,000   Armco Inc *                                                                                              496,875
           75,000   Bethlehem Steel Corp *                                                                                 1,171,875
           50,000   Boise Cascade Corp Preferred Series G $1.58                                                            1,368,750
           22,500   Champion International Corp                                                                              925,313
            7,500   Du Pont (E I) De Nemours & Co Inc                                                                        420,938
           35,000   International Paper Co                                                                                 2,673,125
           75,000   James River Corp                                                                                       1,846,875
          100,000   James River Corp Convertible Preferred 9.00%                                                           2,275,000
           45,000   Methanex Corp *                                                                                          472,500
           35,000   National Steel Corp Class B *                                                                            577,500
              700   NCH Corp                                                                                                  42,875
            1,800   Olin Corp (a)                                                                                             91,575
           50,000   USX-US Steel Group Inc                                                                                 1,662,500
            2,900   Valspar                                                                                                  103,675
          100,000   Weirton Steel Corp *                                                                                     762,500
           25,000   WHX Corp *                                                                                               265,625
                                                                                                                          15,157,501
                    PRINTING AND PUBLISHING - 0.2%
           15,000   Dun and Bradstreet Corp                                                                                  774,375

                    REAL ESTATE - 0.1%
           25,000   Crown American Realty                                                                                    309,375

                    REFINING - 0.8%
           13,300   Ashland Inc                                                                                              430,588
            8,300   Diamond Shamrock Inc                                                                                     207,500
           22,500   Imperial Oil Ltd                                                                                         765,000
           25,000   Sun Co Inc                                                                                               728,125
            8,500   Tosco Corp                                                                                               245,438
           32,500   Valero Energy Corp                                                                                       580,938
                                                                                                                           2,957,589
                    RETAIL TRADE - 3.6%
            5,000   Albertson's Inc                                                                                          153,750
           25,000   American Stores Co                                                                                       612,500
            1,600   Blair Corp                                                                                                54,200
            3,900   Circuit City Stores Inc                                                                                   84,338
            1,800   Family Dollar Stores                                                                                      23,400
            2,500   Fingerhut Companies Inc                                                                                   40,938
          100,000   Kmart                                                                                                  1,275,000
            2,800   Lands' End Inc *                                                                                          46,550
            2,600   Longs Drugstores Corp                                                                                     82,550
           10,000   May Dept Stores                                                                                          365,000
           35,600   Melville Corp                                                                                          1,157,000
          250,000   Price/Costco Inc *                                                                                     3,406,250
           25,900   Rite Aid Corp                                                                                            641,025
           50,000   Sears Roebuck & Co                                                                                     2,462,500
            3,000   Stanhome Inc                                                                                              84,000
           10,000   The Limited Inc                                                                                          175,000
           40,000   TJX Cos Inc                                                                                              540,000
           55,000   Wal-Mart Stores Inc                                                                                    1,306,250
                                                                                                                          12,510,251
                    SERVICES - 0.9%
            2,600   BHC Communications Inc Class A *                                                                         193,050
            7,100   Chris Craft Industries Inc *                                                                             252,050
            5,500   Deluxe Corp                                                                                              154,000
           59,600   Fleming Cos                                                                                            1,162,200
            2,300   Lee Enterprises Inc                                                                                       83,088
              500   Meredith Corp                                                                                             24,313
            4,200   PHH Corp                                                                                                 157,500
           50,000   Tele-Communications Class A *                                                                          1,137,500
                                                                                                                           3,163,701
                    TECHNOLOGY - 3.9%
           25,000   Advanced Micro Devices *                                                                                 759,375
           26,800   Apple Computer                                                                                         1,058,600
            5,000   Bay Networks Inc *                                                                                       156,875
           40,000   Cray Research Inc *                                                                                      675,000
           25,000   Data General *                                                                                           196,875
          212,500   Digital Equipment Corp *                                                                               7,118,750
           70,000   Fisher Scientific                                                                                      1,890,000
           12,500   Intel Corp                                                                                               996,875
            3,500   Microsoft Corp *                                                                                         220,500
           25,000   Moore Corp Ltd (a)                                                                                       462,500
                                                                                                                          13,535,350
                    TELECOMMUNICATIONS - 3.5%
           12,500   AT & T Corp                                                                                              646,875
          177,500   GTE Corp                                                                                               5,924,063
           75,000   MCI Communications                                                                                     1,509,375
           45,000   Pacific Telesis Group                                                                                  1,350,000
           22,500   Sprint Corp                                                                                              658,125
           60,000   US West Inc                                                                                            2,325,000
                                                                                                                          12,413,438
                    TEXTILES - 0.1%
           25,000   Kellwood Co                                                                                              440,625

                    TOBACCO - 2.2%
           95,000   American Brands Inc                                                                                    3,550,625
           50,000   Hanson Plc ADR (a)                                                                                       937,500
           30,400   Loews Corp                                                                                             2,952,600
            4,000   Philip Morris Cos Inc                                                                                    243,000
                                                                                                                           7,683,725
                    TRANSPORTATION - 1.9%
           25,000   AMR Corp *                                                                                             1,528,125
          125,000   Canadian Pacific Ltd                                                                                   1,750,000
           15,000   Delta Air Lines Inc                                                                                      870,000
            5,000   Goodyear Tire and Rubber                                                                                 184,375
           10,000   Northwest Airlines Corp Class A *                                                                        246,250
            7,500   Overseas Shipholding Group Inc                                                                           173,438
           37,500   Ryder System Inc                                                                                         871,875
           40,000   USAir Group Inc Convertible Preferred Series B $4.375                                                  1,090,000
                                                                                                                           6,714,063
                    UTILITIES - 10.0%
            1,200   Allegheny Power System Inc                                                                                28,200
            3,400   American Electric Power Inc                                                                              115,175
            4,200   American Water Works Co                                                                                  123,900
            3,900   Atlantic Energy Inc                                                                                       74,100
           15,900   Baltimore Gas and Electric Co                                                                            391,538
            2,700   Boston Edison Co                                                                                          66,150
          219,200   Centerior Energy Corp                                                                                  2,137,200
           74,700   Cinergy Corp                                                                                           1,848,825
           15,000   CMS Energy Corp                                                                                          360,000
           38,900   Consolidated Edison                                                                                    1,074,592
            1,400   Delmarva Power and Light Co                                                                               27,825
            4,100   Destec Energy Inc *                                                                                       41,000
           54,800   Detroit Edison Co                                                                                      1,568,650
           25,000   DPL Inc                                                                                                  521,875
            5,400   DQE                                                                                                      181,575
           92,300   Entergy Corp                                                                                           2,065,213
            1,600   FPL Group Inc                                                                                             57,400
           65,200   General Public Utilities                                                                               1,972,300
            4,500   Houston Industries Inc                                                                                   172,125
           35,000   Illinova Corp                                                                                            818,125
           25,900   Long Island Lighting                                                                                     414,400
            1,400   Midwest Resources                                                                                         20,300
            5,500   New England Electric System                                                                              181,500
           14,100   New York State Electric and Gas Corp                                                                     303,150
           28,400   Niagara Mohawk Power Corp                                                                                422,450
           43,400   Northeast Utilities (a)                                                                                  987,350
           12,500   Ohio Edison Co                                                                                           262,500
              700   Oklahoma Gas and Electric Co                                                                              24,763
           53,500   Pacific Gas and Electric Co                                                                            1,370,938
           50,000   Panhandle Eastern Corp                                                                                 1,125,000
           23,000   Peco Energy Co                                                                                           615,250
            9,300   Penn Power and Light Co                                                                                  192,975
           45,600   Pinnacle West Capital Corp                                                                               980,400
           13,000   Portland General Electric Co                                                                             264,875
            9,000   Potomac Electric Power Co                                                                                174,375
           77,900   Public Service Enterprise Group Inc                                                                    2,268,838
           24,800   Public Services Co of New Mexico *                                                                       319,300
            1,100   Puget Sound Power and Light Co                                                                            23,788
            5,000   Rochester Gas and Electric Corp                                                                          109,375
           67,800   SCE Corp                                                                                               1,110,225
           60,000   Tenneco Inc                                                                                            2,730,000
          127,600   Texas Utilities Co                                                                                     4,194,850
           50,000   TransCanada Pipeline Ltd                                                                                 662,500
           92,100   Unicom Corp                                                                                            2,348,550
            4,900   Western Resources Inc                                                                                    155,575
                                                                                                                          34,908,995

                    TOTAL STOCK (Cost $306,984,846)                                                                      333,595,400

     PAR VALUE      SHORT-TERM INVESTMENTS - 5.8%
                    REPURCHASE AGREEMENT - 3.0%
$      10,503,055   Salomon Brothers Repurchase Agreement, dated 2/28/95,
                    due 3/1/95, with a maturity value of $10,504,689 and an
                    effective yield of 5.60%, collateralized by a U.S. Treasury
                    Bond with a rate of 6.25%, a maturity date of 8/15/23,
                    and with an aggregate market value of $10,789,221.                                                    10,503,055

                    U.S. GOVERNMENT - 0.3%
          945,000   U.S. Treasury Bill, 4.92% due 3/2/95 (b)                                                                 944,861

                    CASH EQUIVALENTS - 2.5%
        1,663,720   Bank of Boston Time Deposit                                                                            1,663,720
        4,052,245   Dreyfus Cash Management Money Market Fund Plus, A Shares                                               4,052,245
          442,140   National Westminster Time Deposit                                                                        442,140
        2,487,495   Provident Institutional Prime Money Market Fund                                                        2,487,495
                                                                                                                           8,645,600

                    TOTAL SHORT-TERM INVESTMENTS (at amortized cost)                                                      20,093,516

                    TOTAL INVESTMENTS - 100.9%
                    (Cost $327,078,362) * *                                                               $              353,688,916

                    Other Assets and Liabilities (net) -  (0.9%)                                                         (2,994,455)

                    TOTAL NET ASSETS - 100.0%                                                             $              350,694,461

                    NOTES TO THE SCHEDULE OF INVESTMENTS:

                    ADR    American Depositary Receipt

                    ADS     American Depositary Shares

                    (a)        All or a portion of this security is on loan.

                    (b)        This security is held as collateral for open futures contracts.

                    144A         Securities exempt from registration  under Rule
                                 144A  of  the  Securities  Act of  1933.  These
                                 securities may be resold in transactions exempt
                                 from   registration,   normally  to  qualified,
                                 institutional buyers.

                    *      Non-income producing security

                    **     The aggregate  identified cost for federal income
                           tax  purposes is  $336,063,721,  resulting in gross
                           unrealized   appreciation   and   depreciation   of
                           $31,073,736 and $13,448,541,  respectively, and net
                           unrealized appreciation of $17,625,195.

              See accompanying notes to the financial statements.


GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995

ASSETS:
  Investments, at value (cost $306,984,846) (Note 1)               $         333,595,400
  Short-term investments, at amortized cost (Note 1)                          20,093,516
  Receivable for Fund shares sold                                              6,500,000
  Receivable for investments sold                                              5,158,625
  Dividends and interest receivable                                            1,478,267
  Receivable for variation margin on open futures contracts                       58,671
  Receivable for expenses waived or borne by Manager (Note 2)                     30,926

    Total assets                                                             366,915,405


Liabilities:
  Payable upon return of securities loaned (Note 1)                            8,643,998
  Payable for investments purchased                                            3,770,601
  Payable for Fund shares repurchased                                          3,539,907
  Payable to affiliate for management fee  (Note 2)                              185,497
  Accrued expenses                                                                80,941

    Total liabilities                                                         16,220,944


NET ASSETS(equivalent to $12.05 per share based
  on 29,095,761 shares outstanding, unlimited shares authorized)   $         350,694,461



NET ASSETS CONSIST OF:
  Paid-in capital                                                  $         326,243,082
  Undistributed net investment income                                          1,914,719
  Accumulated net realized loss on investments and
   closed futures contracts                                                   (4,119,787)
  Net unrealized appreciation on investments and
   open futures contracts                                                     26,656,447

    NET ASSETS                                                     $         350,694,461



              See accompanying notes to the financial statements.

GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - YEAR ENDED FEBRUARY 28, 1995

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $70,611)                  $   14,887,482
  Interest (including securities lending income of $28,587)               687,766

    Total income                                                       15,575,248

EXPENSES:
  Management fee (Note 2)                                               3,144,806
  Custodian and transfer agent fees                                       116,807
  Audit fees                                                               54,293
  Legal fees                                                               28,232
  Insurance                                                                 5,337
  Trustee fee (Note 2)                                                      1,778
  Registration fees                                                         1,000
  Miscellaneous                                                             1,000

    Total expenses                                                      3,353,253

    Less:  expenses waived or borne by Manager (Note 2)                  (612,779)

    Net expenses                                                        2,740,474

      Net investment income                                            12,834,774

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FUTURES CONTRACTS:
    Net realized gain on:
      Investments                                                      45,409,063
      Closed futures contracts                                            405,102
        Net realized gain                                              45,814,165

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                     (41,594,737)
      Open futures contracts                                               45,893
        Net unrealized loss                                           (41,548,844)

      Net realized and unrealized gain on investments
         and futures contracts                                          4,265,321


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   17,100,095

              See accompanying notes to the financial statements.

GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED
                                                               FEBRUARY 28, 1995      FEBRUARY 28, 1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                     $          12,834,774   $         30,299,099
  Net realized gain on investments
    and closed futures contracts                                       45,814,165            130,330,133
  Change in net  unrealized appreciation (depreciation)
    on investments and open futures contracts                         (41,548,844)           (15,258,162)

  Net increase in net assets resulting from operations                 17,100,095            145,371,070

Distributions to shareholders from:
  Net investment income                                               (16,241,648)           (32,053,898)
  Net realized gains                                                  (53,036,477)          (100,074,809)

                                                                      (69,278,125)          (132,128,707)

Fund share transactions:  (Note 5)
  Proceeds from sale of shares                                         37,637,168            154,515,349
  Net asset value of shares issued to shareholders
    in payment of distributions declared                               59,045,467            109,347,043
  Cost of shares repurchased                                         (373,341,674)          (837,109,087)

  Net decrease  in net assets resulting
    from Fund share transactions                                     (276,659,039)          (573,246,695)

  Total decrease in net assets                                       (328,837,069)          (560,004,332)

NET ASSETS:
  Beginning of period                                                 679,531,530          1,239,535,862

  End of period (including undistributed net
    investment income of $1,914,719 and
    $5,309,936, respectively)                               $         350,694,461   $        679,531,530




              See accompanying notes to the financial statements.

GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                    YEAR ENDED FEBRUARY 28/29,
                                                                    1995          1994          1993          1992        1991 *

Net asset value, beginning of period                             $ 13.48       $ 13.50       $ 12.94       $ 12.25       $ 10.00

Income from investment operations:
  Net investment income (a)                                         0.41          0.43          0.38          0.40          0.12
  Net realized and unrealized gain
   on investments and futures contracts                             0.32          1.27          0.98          1.11          2.16

    Total from investment operations                                0.73          1.70          1.36          1.51          2.28

Less distributions to shareholders:
  From net investment income                                       (0.45)        (0.40)        (0.38)        (0.41)        (0.03)
  From net realized gains                                          (1.71)        (1.32)        (0.42)        (0.41)         --

    Total distributions                                            (2.16)        (1.72)        (0.80)        (0.82)        (0.03)

Net asset value, end of period                                   $ 12.05       $ 13.48       $ 13.50       $ 12.94       $ 12.25

Total Return (b)                                                    6.85%        13.02%        11.01%        12.96%        22.85%


Ratios/Supplemental Data:

   Net assets, end of period (000's)                          $  350,694 $     679,532 $   1,239,536$      644,136 $     190,664
   Net expenses to average
     daily net assets (a)                                           0.61%         0.61%         0.62%         0.67%         0.70%**
   Net investment income to average
     daily net assets (a)                                           2.86%         2.70%         3.15%         3.75%         7.89%**
   Portfolio turnover rate                                            77%           35%           50%           41%           23%



*  For the period from the commencement of operations,  November 14, 1990 through
   February 28, 1991.
** Annualized
(a)Net of fees and expenses  voluntarily waived or borne by the Manager of $.02, $.02, $.01, $.01, and $.01 per share for the fiscal years ended 1995, 1994, 1993, 1992 and the period ended February 28, 1991, respectively.
(b)Calculation excludes subscription fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.

GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995


1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Value Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of February 28, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its  securities  to certain  member firms of the New York
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1995, the Fund loaned securities having a market value of $8,188,338, collateralized by cash in the amount of $8,645,600, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions in-kind.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           Undistributed Net Investment          Accumulated Net Realized
                      Income                             Loss                     Paid-in Capital
                    $11,657                          ($1,777,037)                    $1,765,380

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the year ended February 28, 1995, the Fund received $24,038 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .70% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .61% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the year ended February 28, 1995, was $1,778. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1995, aggregated $331,512,147 and $654,370,170, respectively.

4.  PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 16% of the outstanding shares of the Fund were held by one shareholder.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              Year Ended           Year Ended
                                           February 28, 1995    February 28, 1994

Shares sold                                         3,061,654       11,215,805
Shares issued to shareholders in reinvestment
 of distributions                                   5,068,747        8,104,633
Shares repurchased                                (29,453,951)     (60,726,452)
Net decrease                                      (21,323,550)     (41,406,014)
Fund shares:
 Beginning of period                               50,419,311       91,825,325
 End of period                                     29,095,761       50,419,311

6.   FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at February 28, 1995, is as follows:

     Number of                                                                                  Net Unrealized
     Contracts               Type             Expiration Date           Contract Value           Appreciation
         44                 S&P 500             March 1995            $    10,748,100         $
                                                                                              45,893

     At February 28, 1995, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

                                                           * * *



GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS - (UNAUDITED)

     For  the  fiscal  year  ended   February  28,  1995,   all  of  the  Fund's
     distributions are from investment company taxable income, except that the Fund has designated 67.44% of distributions as net capital gain dividends.



GMO GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees of GMO Trust and the Shareholders of GMO Growth Allocation Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Growth Allocation Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 10, 1995





GMO GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

       SHARES      DESCRIPTION                                                                                           VALUE ($)

                   STOCK - 90.3%
                   AEROSPACE - 3.1%
          11,300   E-Systems Inc                                                                                            494,375
          20,700   Lockheed Corp                                                                                          1,606,838
          25,000   Martin Marietta Corp                                                                                   1,193,750
           1,200   Northrop Corp                                                                                             53,250
          57,100   Raytheon Co                                                                                            4,025,550
                                                                                                                          7,373,763
                   AUTOMOTIVE - 2.0%
           8,400   Bandag Inc                                                                                               504,000
          27,300   Breed Technologies Inc (a)                                                                               648,375
          12,500   Eaton Corp                                                                                               626,563
          39,400   Genuine Parts Co                                                                                       1,531,675
          53,700   Harley-Davidson                                                                                        1,449,900
                                                                                                                          4,760,513
                   BANKING AND FINANCIAL SERVICES - 4.7%
         125,600   American Express Co                                                                                    4,239,000
           6,700   Bear Stearns Cos Inc                                                                                     125,625
          15,865   Comdisco Inc                                                                                             404,558
          14,200   Danaher Corp                                                                                             418,900
          77,300   Dean Witter Discover and Co                                                                            3,120,988
          34,500   First USA Inc                                                                                          1,272,188
          19,900   Morgan Stanley Group Inc                                                                               1,340,763
           1,400   Salomon Inc (a)                                                                                           50,400
           5,100   Student Loan Marketing Association                                                                       188,063
                                                                                                                         11,160,485
                   CHEMICALS - 0.4%
           6,500   Loctite Corp                                                                                             299,000
             900   Lyondell Petrochemical (a)                                                                                21,713
          26,200   Praxair Inc                                                                                              592,775
           3,700   Wellman Inc                                                                                               99,900
                                                                                                                          1,013,388
                   CONSUMER GOODS - 3.3%
          45,500   Callaway Golf Company (a)                                                                              1,535,625
           4,000   Church & Dwight Co Inc                                                                                    72,000
           4,100   Clorox Co                                                                                                247,538
          15,600   ConAgra Inc *                                                                                            510,900
           8,400   International Flavors & Fragrances                                                                       404,250
          18,000   Jones Apparel Group Inc *                                                                                423,000
             800   Kohls Corp *                                                                                              32,800
           8,000   Liz Claiborne                                                                                            129,000
          36,550   Mattel Co                                                                                                817,806
           1,000   National Service Industries                                                                               26,875
          52,200   Newell Co                                                                                              1,246,275
          11,700   Nike Inc Class B                                                                                         840,938
           1,900   Polaroid Corp                                                                                             57,000
           6,100   Premark International Inc                                                                                263,825
          25,300   Reebok International Ltd                                                                                 926,613
           3,900   Russ Berrie and Co                                                                                        50,700
           4,800   Russell Corp                                                                                             145,200
           1,200   VF Corp                                                                                                   61,800
                                                                                                                          7,792,145
                   FOOD AND BEVERAGE - 15.1%
          81,500   Anheuser-Busch Cos Inc                                                                                 4,594,563
          14,800   Brown Forman Corp Class B                                                                                479,150
         198,200   Coca-Cola Co                                                                                          10,901,000
          78,700   CPC International Inc                                                                                  4,210,450
          18,150   Dean Foods Co                                                                                            562,650
          78,100   Heinz (H J) Co                                                                                         3,075,188
           7,900   Hershey Foods Corp                                                                                       387,100
          12,000   Hormel (Geo A) and Co                                                                                    321,000
           2,400   International Multifoods Corp                                                                             44,700
          60,100   Kellogg Co                                                                                             3,252,913
             900   Quaker Oats Co                                                                                            29,363
         166,200   Sara Lee Corp                                                                                          4,362,750
           1,600   Tootsie Roll Industries Inc                                                                              107,200
           1,500   Tyson Food Inc Class A                                                                                    36,765
          21,300   Unilever ADR                                                                                           2,587,950
          15,500   Universal Foods Corp                                                                                     486,313
          36,100   Whitman Corp                                                                                             681,388
                                                                                                                         36,120,443
                   HEALTH CARE - 13.4%
          12,600   Bausch & Lomb Inc                                                                                        418,950
          36,500   Boston Scientific Corp * (a)                                                                             789,313
         201,000   Columbia/HCA Healthcare Corp                                                                           8,316,375
             700   Haemonetics Corp *                                                                                        11,113
         108,400   Johnson & Johnson                                                                                      6,151,700
          96,500   Medtronic Inc                                                                                          5,790,000
           9,600   National Medical Enterprises *                                                                           148,800
          44,300   United Healthcare Corp                                                                                 1,904,900
         179,100   US Health Care Inc                                                                                     7,701,300
          24,800   Wellpoint Health Networks Class A *                                                                      815,300
                                                                                                                         32,047,751
                   MACHINERY - 1.1%
          22,500   Dover Corp                                                                                             1,338,750
          14,900   FMC Corp *                                                                                               871,650
           7,300   Thermo Electron Corp * (a)                                                                               345,838
                                                                                                                          2,556,238
                   MANUFACTURING - 3.1%
          14,400   Alco Standard Corp                                                                                       979,200
           4,800   Bemis Co                                                                                                 130,200
          10,500   Litton Industries *                                                                                      383,250
          86,600   Minnesota Mining and Manufacturing                                                                     4,741,350
          22,800   Pall Corp                                                                                                458,850
           1,300   Sequa Corp Class A *                                                                                      36,563
           4,100   Trimas Corp                                                                                               92,250
          18,100   York International Corp                                                                                  696,850
                                                                                                                          7,518,513
                   MISCELLANEOUS - 0.0%
             400   Labone Inc                                                                                                 5,500

                   OIL AND GAS - 1.1%
          25,200   Anadarko Petroleum Corp                                                                                1,105,650
           2,000   Berry Petroleum Class A                                                                                   18,000
          35,200   Burlington Resources Inc                                                                               1,355,200
             800   Pennzoil Co                                                                                               37,900
           5,700   Western Gas Resources Inc                                                                                104,025
                                                                                                                          2,620,775
                   PHARMACEUTICALS - 20.3%
         259,204   Abbott Laboratories                                                                                    9,201,712
          10,500   Allergan Inc                                                                                             303,188
          24,500   American Home Products Corp                                                                            1,751,750
          91,500   Amgen Inc *                                                                                            6,313,500
         113,600   Bristol-Myers Squibb Co                                                                                7,043,200
          13,500   Forest Labs *                                                                                            685,125
          54,100   Lilly (Eli) & Co                                                                                       3,624,700
          22,400   Marion Merrell Dow Inc                                                                                   557,200
          99,700   Merck & Co Inc                                                                                         4,224,788
          68,100   Mylan Laboratories (a)                                                                                 2,128,125
          90,500   Pfizer Inc                                                                                             7,488,875
          34,400   Schering-Plough Corp                                                                                   2,696,100
          31,900   Warner Lambert Co                                                                                      2,436,363
                                                                                                                         48,454,626
                   PRIMARY PROCESSING - 0.1%
           1,000   NCH Corp                                                                                                  61,250
           4,700   Valspar                                                                                                  168,025
                                                                                                                            229,275
                   PRINTING AND PUBLISHING - 1.5%
           2,800   Central Newspapers Class A                                                                                75,250
          31,000   Dun and Bradstreet Corp                                                                                1,604,250
           1,600   McClatchy Newspapers Inc                                                                                  37,800
          40,200   Readers Digest Association Inc                                                                         1,849,200
                                                                                                                          3,566,500
                   REFINING - 0.2%
          18,000   Ashland Inc                                                                                              582,750

                   RETAIL TRADE - 7.5%
         134,200   Albertson's Inc                                                                                        4,126,650
          38,600   Autozone Inc *                                                                                         1,022,900
           2,200   Best Buy Co Inc *                                                                                         47,575
           2,700   Blair Corp                                                                                                91,463
          34,500   Circuit City Stores Inc                                                                                  746,063
          62,200   Gap Stores                                                                                             2,021,500
           8,200   Hannaford Brothers Co                                                                                    211,150
          85,200   Kroger Co * (a)                                                                                        2,236,500
           3,200   Lands' End Inc *                                                                                          53,200
          25,800   Nordstrom Inc                                                                                          1,090,050
           6,600   Price/Costco Inc *                                                                                        89,925
          33,900   Rite Aid Corp                                                                                            839,025
          24,800   Safeway Inc *                                                                                            889,700
           7,200   Stanhome Inc                                                                                             201,600
          40,100   The Pep Boys                                                                                           1,313,275
          56,300   Walgreen Co                                                                                            2,660,175
           5,600   Weismarkets Inc                                                                                          143,500
                                                                                                                         17,784,251
                   SERVICES - 5.3%
           2,500   BHC Communications Inc Class A *                                                                         185,625
          62,900   Capital Cities/ABC Inc                                                                                 5,566,650
          10,875   Chris Craft Industries Inc *                                                                             386,063
          10,100   Deluxe Corp                                                                                              282,800
           4,000   Equifax Inc                                                                                              123,500
          23,200   Gannett Co Inc                                                                                         1,276,000
          15,000   Kingworld Productions Inc *                                                                              534,375
           7,600   Lee Enterprises Inc                                                                                      274,550
          12,100   Lin Broadcasting Corp                                                                                  1,565,438
          41,000   Manpower Inc                                                                                           1,199,250
           5,400   Omnicom Group                                                                                            286,875
           7,200   PHH Corp                                                                                                 270,000
             500   Rollins Inc                                                                                               12,625
           1,700   Total System Services Inc                                                                                 29,963
           2,800   Washington Post Co Class B                                                                               709,100
                                                                                                                         12,702,814
                   TECHNOLOGY - 4.1%
          27,600   Apple Computer                                                                                         1,090,200
          34,500   Cabletron Systems Inc *                                                                                1,367,063
          23,300   Compaq Computer Corp *                                                                                   803,850
          90,400   Microsoft Corp *                                                                                       5,695,200
          16,100   Millipore Corp                                                                                           855,313
                                                                                                                          9,811,626
                   TOBACCO - 4.0%
          10,200   Loews Corp                                                                                               990,675
         141,828   Philip Morris Cos Inc                                                                                  8,616,051
                                                                                                                          9,606,726

                   TOTAL STOCK (Cost $201,309,216)                                                                      215,708,082

     PAR VALUE     SHORT-TERM INVESTMENTS - 12.4%
                   REPURCHASE AGREEMENTS - 8.6%
$      8,830,985   Prudential Securities Group, Inc. Repurchase Agreement
                   dated 2/28/95, due 3/1/95, with a maturity value of $8,832,396 and an effective yield of 5.75%, collateralized by U.S. Government
                   Agency Obligations with rates ranging from 3.64% to 11.62%, maturities ranging from 5/1/00 to 10/25/24, and with an aggregate
                   market value of $9,007,546.                                                                            8,830,985

      11,848,273   Salomon Brothers  Repurchase  Agreement,  dated 2/28/95,  due
                   3/1/95, with a maturity value of $11,850,116 and an effective yield of 5.60%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, a maturity date of 8/15/23,
                   and with an aggregate market value of $12,171,091.                                                    11,848,273
                                                                                                                         20,679,258
                   U.S. GOVERNMENT - 0.5%
       1,150,000   U.S. Treasury Bill, 4.92% due 3/2/95 (b)                                                               1,149,827

                   CASH EQUIVALENTS - 3.3%
         621,593   Bank of Boston Time Deposit                                                                              621,593
       4,574,781   Dreyfus Cash Management Money Market Fund Plus, A Shares                                               4,574,781
         401,949   National Westminster Time Deposit                                                                        401,949
       2,261,377   Provident Institutional Prime Money Market Fund                                                        2,261,377
                                                                                                                          7,859,700

                   TOTAL SHORT-TERM INVESTMENTS (at amortized cost)                                                      29,688,785

                   TOTAL INVESTMENTS - 102.7%
                   (Cost $230,998,001) * *                                                                              245,396,867

                   Other Assets and Liabilities (net) -  (2.7%)                                                          (6,390,550)


                   TOTAL NET ASSETS - 100.0%                                                             $              239,006,317

                   Notes to the Schedule of Investments:

                   ADR  American Depositary Receipt

                   (a)      All or a portion of this security is on loan.

                   (b)      This security is held as collateral for open futures contracts.

                   *        Non-income producing security

                   **       The aggregate identified cost for federal income tax
                            purposes  is   $231,432,854,   resulting   in  gross
                            unrealized    appreciation   and   depreciation   of
                            $16,638,794  and $2,674,781,  respectively,  and net
                            unrealized appreciation of $13,964,013.


              See accompanying notes to the financial statements.

GMO GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995

ASSETS:
  Investments, at value (cost $201,309,216) (Note 1)               $         215,708,082
  Short-term investments, at amortized cost (Note 1)                          29,688,785
  Receivable for securities sold                                               2,034,611
  Dividends and interest receivable                                              427,906
  Receivable for variation on open futures contracts                             136,929
  Receivable for expenses waived or borne by Manager (Note 2)                     13,996

    Total assets                                                             248,010,309



LIABILITIES:
  Payable upon return of securities loaned (Note 1)                            7,851,089
  Payable for securities purchased                                               994,601
  Payable to affiliate for management fee  (Note 2)                               85,260
  Accrued expenses                                                                73,042

    Total liabilities                                                          9,003,992

NET ASSETS (equivalent to $4.45 per share based
  on 53,657,221 shares outstanding, unlimited shares authorized)   $         239,006,317



NET ASSETS CONSIST OF:
  Paid-in capital                                                  $         214,269,890
  Undistributed net investment income                                            558,495
  Accumulated net realized gain on investments and
   closed futures contracts                                                    9,725,239
  Net unrealized appreciation on investments
   and open futures contracts                                                 14,452,693

    NET ASSETS                                                     $         239,006,317


              See accompanying notes to the financial statements.

GMO GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - YEAR ENDED FEBRUARY 28, 1995

INVESTMENT INCOME:
  Dividends                                                        $   3,771,365
  Interest (including securities lending income of $34,538)              438,583

    Total income                                                       4,209,948

EXPENSES:
  Management fee (Note 2)                                              1,063,102
  Audit fees                                                              59,197
  Custodian and transfer agent fees                                       47,355
  Legal fees                                                               8,001
  Insurance                                                                2,499
  Trustee fee (Note 2)                                                     1,126
  Miscellaneous                                                            1,777

    Total expenses                                                     1,183,057


    Less:  expenses waived or borne by Manager (Note 2)                 (162,479)

    Net expenses                                                       1,020,578

      Net investment income                                            3,189,370


REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS AND FUTURES
 CONTRACTS:
    Net realized gain (loss) on:
      Investments                                                     12,823,712
      Closed futures contracts                                          (146,686)
        Net realized gain                                             12,677,026

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                      6,775,575
      Open futures contracts                                             350,711
        Net unrealized gain                                            7,126,286

      Net realized and unrealized gain on investments
         and futures contracts                                        19,803,312

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  22,992,682


              See accompanying notes to the financial statements.

GMO GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS


                                                                                 YEAR ENDED
                                                                  FEBRUARY 28, 1995      FEBRUARY 28, 1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                        $           3,189,370   $          2,025,942
  Net realized gain on investments
    and closed futures contracts                                          12,677,026              6,091,248
  Change in net unrealized appreciation (depreciation) on
    investments and open futures contracts                                 7,126,286             (6,463,451)

  Net increase in net assets resulting from operations                    22,992,682              1,653,739

Distributions to shareholders from:
  Net investment income                                                   (2,852,156)            (1,819,190)
  Net realized gains                                                      (3,416,541)           (14,870,917)

                                                                          (6,268,697)           (16,690,107)

Fund share transactions:  (Note 5)
  Proceeds from sale of shares                                            35,930,626            136,284,525
  Net asset value of shares issued to shareholders
    in payment of distributions declared                                   4,464,606             14,338,282
  Cost of shares repurchased                                             (48,810,882)           (73,031,937)

  Net increase (decrease) in net assets resulting
    from Fund share transactions                                          (8,415,650)            77,590,870

  Total increase in net assets                                             8,308,335             62,554,502

NET ASSETS:
  Beginning of period                                                    230,697,982            168,143,480

  End of period (including undistributed net investment
    income of $558,495 and $206,752, respectively)             $         239,006,317   $        230,697,982


              See accompanying notes to the financial statements.

GMO GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                              YEAR ENDED FEBRUARY 28/29,
                                                     1995             1994             1993             1992             1991

Net asset value, beginning of period           $          4.14 $           4.55 $           5.82 $          14.54 $          12.64

Income from investment operations:
  Net investment income (a)                               0.06             0.06             0.07             0.19             0.25
  Net realized and unrealized gain
   on investments and futures contracts                   0.38             0.11             0.17             1.63             2.61

    Total from investment operations                      0.44             0.17             0.24             1.82             2.86

Less distributions to shareholders:
  From net investment income                             (0.06)           (0.06)           (0.08)           (0.23)           (0.25)
  From net realized gains                                (0.07)           (0.52)           (1.43)          (10.31)           (0.71)

    Total distributions                                  (0.13)           (0.58)           (1.51)          (10.54)           (0.96)

NET ASSET VALUE, END OF PERIOD                 $          4.45 $           4.14 $           4.55 $           5.82 $          14.54

TOTAL RETURN (B)                                         10.86%            4.13%            3.71%           20.47%           24.24%


RATIOS/SUPPLEMENTAL DATA:

 Net assets, end of period (000's)             $       239,006 $        230,698 $        168,143 $        338,439 $      1,004,345
 Net expenses to average
   daily net assets (a)                                   0.48%            0.48%            0.49%            0.50%            0.50%
 Net investment income to average
   daily net assets (a)                                   1.50%            1.38%            1.15%            1.38%            1.91%
 Portfolio turnover rate                                   139%              57%              36%              46%              45%



(a)Net of fees and expenses voluntarily waived or borne by the Manager of less than $.01 for each period presented.

(b)Calculation excludes subscription fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.

GMO GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Growth Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of February 28, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1995, the Fund loaned securities having a market value of $7,545,950 collateralized by cash in the amount of $7,859,700, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions in-kind.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           UNDISTRIBUTED NET INVESTMENT          ACCUMULATED NET REALIZED
                      INCOME                             GAIN                     PAID-IN CAPITAL
                    $14,529                             $60,692                      ($75,221)

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .17 % of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the year ended February 28, 1995, the Fund received $60,775 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the year ended February 28, 1995, was $1,126. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments for the year ended February 28, 1995, aggregated $283,581,694 and $291,201,212, respectively.

4. PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 87% of the outstanding shares of the Fund were held by six individual shareholders each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                  YEAR ENDED         YEAR ENDED
                                               FEBRUARY 28, 1995  FEBRUARY 28, 1994
Shares sold                                         8,350,129       31,436,943
Shares issued to shareholders in reinvestment
  of distributions                                  1,076,722        3,469,608
Shares repurchased                                (11,444,911)     (16,150,645)

Net increase (decrease)                            (2,018,060)      18,755,906
Fund shares:
  Beginning of period                              55,675,281       36,919,375
  End of period                                    53,657,221       55,675,281


 6.  FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at February 28, 1995, is as follows:


     NUMBER OF                                                                                  NET UNREALIZED
     CONTRACTS               TYPE            EXPIRATION DATE           CONTRACT VALUE            APPRECIATION
         76                S&P 500              March 1995              $ 18,564,900               $ 53,827

     At February 28, 1995, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.


                                                             * * *


GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS - (UNAUDITED)


     For  the  fiscal  year  ended   February  28,  1995,   all  of  the  Fund's
     distributions are from investment company taxable income, except that the Fund has designated 54.73% of distributions as net capital gain dividends.


GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees of GMO Trust and the Shareholders of GMO U.S. Sector Allocation Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Sector Allocation Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 14, 1995





GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

   SHARES    DESCRIPTION                                                                                     VALUE ($)

             STOCK - 97.8%
             AEROSPACE - 4.6%
     9,500   E-Systems Inc                                                                                            415,625
    31,500   Lockheed Corp                                                                                          2,445,188
    46,600   Martin Marietta Corp                                                                                   2,225,150
     4,100   Northrop Corp                                                                                            181,938
    59,800   Raytheon Co                                                                                            4,215,900
     4,600   Rockwell International Corp                                                                              177,100
                                                                                                                    9,660,901
             AUTOMOTIVE - 1.0%
     4,300   Bandag Inc                                                                                               258,000
    10,000   Eaton Corp                                                                                               501,250
    19,000   Genuine Parts Co                                                                                         738,625
    24,600   Harley-Davidson                                                                                          664,200
                                                                                                                    2,162,075
             BANKING AND FINANCIAL SERVICES - 7.5%
   150,500   American Express Co                                                                                    5,079,375
       600   Bancorp Hawaii Inc                                                                                        16,800
    20,700   Bear Stearns Cos Inc                                                                                     388,125
    13,600   Beneficial Corp                                                                                          504,900
     7,700   Chase Manhattan Corp                                                                                     276,238
    20,500   Chemical Banking Corp                                                                                    822,563
    59,100   Citicorp                                                                                               2,659,500
    11,200   Danaher Corp                                                                                             330,400
    50,600   Dean Witter Discover and Co                                                                            2,042,975
    13,500   Edwards (A G) Inc                                                                                        303,750
     2,200   First Bank of America Corp                                                                                74,525
     6,400   First Chicago Corp                                                                                       324,000
     4,000   First USA Inc                                                                                            147,500
    16,400   Household International Inc                                                                              717,500
    27,000   Morgan Stanley Group Inc                                                                               1,819,125
     1,400   Student Loan Marketing Association                                                                        51,625
                                                                                                                   15,558,901
             CHEMICALS - 0.5%
    11,800   Georgia Gulf Corp *                                                                                      354,000
     4,200   Loctite Corp                                                                                             193,200
    21,600   Lyondell Petrochemical (a)                                                                               521,100
                                                                                                                    1,068,300
             COMPUTER AND OFFICE EQUIPMENT - 1.3%
         5   Harris Computer Systems Corp *                                                                                89
    43,700   Micron Technology (a)                                                                                  2,709,400
                                                                                                                    2,709,489
             CONSTRUCTION - 1.3%
    67,900   P P G Industries                                                                                       2,495,325
     2,600   Vulcan Materials Inc                                                                                     138,450
                                                                                                                    2,633,775
             CONSUMER GOODS - 5.1%
    11,900   Callaway Golf Company (a)                                                                                401,625
     7,000   Clorox Co                                                                                                422,625
    16,100   ConAgra Inc *                                                                                            527,275
    33,200   Corning Inc                                                                                            1,066,550
    64,700   Eastman Kodak Co                                                                                       3,299,700
     4,095   Hubbell Inc Class B                                                                                      221,130
    14,400   International Flavors & Fragrances                                                                       693,000
     6,800   Liz Claiborne                                                                                            109,650
     8,400   Mattel Co                                                                                                187,950
     8,800   National Service Industries                                                                              236,500
    20,800   Newell Co                                                                                                496,600
     8,700   Nike Inc Class B                                                                                         625,313
    11,200   Polaroid Corp                                                                                            336,000
    23,000   Premark International Inc                                                                                994,750
    11,400   Reebok International Ltd                                                                                 417,525
     8,800   VF Corp                                                                                                  453,200
                                                                                                                   10,489,393
             FOOD AND BEVERAGE - 6.7%
    55,100   Anheuser-Busch Cos Inc                                                                                 3,106,263
    29,900   Archer Daniels Midland Co                                                                                568,100
    13,400   Brown Forman Corp                                                                                        433,825
    18,500   CPC International Inc                                                                                    989,750
    10,100   Dean Foods Co                                                                                            313,100
    39,200   Heinz (H J) Co                                                                                         1,543,500
     3,000   Hershey Foods Corp                                                                                       147,000
     8,100   Hormel (Geo A) and Co                                                                                    216,675
     8,600   IBP Inc                                                                                                  274,125
    20,200   Kellogg Co                                                                                             1,093,325
    44,600   Sara Lee Corp                                                                                          1,170,750
     2,300   Tyson Food Inc Class A                                                                                    56,638
    26,800   Unilever ADR                                                                                           3,256,200
     7,100   Universal Foods Corp                                                                                     222,763
    21,800   Whitman Corp                                                                                             411,475
                                                                                                                   13,803,489
             HEALTH CARE - 6.6%
       600   Bausch & Lomb Inc                                                                                         19,950
    17,100   Boston Scientific Corp * (a)                                                                             369,788
    77,400   Columbia/HCA Healthcare Corp                                                                           3,202,425
    25,500   Johnson & Johnson                                                                                      1,447,105
    37,500   Medtronic Inc                                                                                          2,250,000
    45,700   National Medical Enterprises *                                                                           708,350
    19,100   United Healthcare Corp                                                                                   821,300
    43,600   Upjohn Co                                                                                              1,536,900
    66,400   US Health Care Inc                                                                                     2,855,200
    12,200   Wellpoint Health Networks Class A *                                                                      401,075
                                                                                                                   13,612,093
             INSURANCE - 5.4%
    25,700   Aetna Life and Casualty Co                                                                             1,381,375
    20,700   AFLAC Corp                                                                                               781,425
     3,400   Allmerica Property and Casualty                                                                           66,300
     2,200   Allstate Corp                                                                                             60,500
     8,600   Ambac Inc                                                                                                349,375
    40,800   American General Corp                                                                                  1,290,300
    18,500   AON Corp                                                                                                 642,875
    13,800   Cigna Corp                                                                                             1,045,350
     2,000   Conseco Inc (a)                                                                                           71,250
       500   Continental Corp                                                                                           9,688
     2,300   Geico Corp                                                                                               112,413
    12,400   Jefferson Pilot Corp                                                                                     706,800
     5,000   Marsh & McLennan Cos Inc                                                                                 410,000
     3,900   MBIA Inc                                                                                                 241,800
     1,900   MGIC Investment                                                                                           72,438
    10,700   Old Republic International Corp                                                                          264,825
     7,900   Provident Life and Accident Insurance Co Class B                                                         185,650
    12,400   Providian Corp                                                                                           438,650
     1,000   Safeco Corp                                                                                               55,000
    27,600   St Paul Cos                                                                                            1,342,050
       300   SunAmerica Inc                                                                                            12,300
    19,800   Torchmark Corp                                                                                           829,125
    12,000   Transamerica Corp                                                                                        655,500
     1,000   Transatlantic Holdings Inc                                                                                57,500
     7,400   Twentieth Century Industries                                                                              92,500
                                                                                                                   11,174,989
             MACHINERY - 1.2%
    18,000   Dover Corp                                                                                             1,071,000
    10,100   FMC Corp *                                                                                               590,850
    15,100   Parker Hannifin Corp                                                                                     705,925
       700   Snap-On Tools Corp                                                                                        23,800
                                                                                                                    2,391,575
             MANUFACTURING - 8.8%
     4,600   Alco Standard Corp                                                                                       312,800
   135,500   Boeing Co                                                                                              6,249,938
   100,700   International Business Machines Corp                                                                   7,577,675
    13,700   Litton Industries *                                                                                      500,050
    44,400   Minnesota Mining and Manufacturing                                                                     2,430,900
     1,700   Stone Container Corp * (a)                                                                                39,738
    15,600   Textron Inc                                                                                              854,100
     6,200   York International Corp                                                                                  238,700
                                                                                                                   18,203,901
             METALS AND MINING - 0.6%
     1,100   Inco Ltd (a)                                                                                              29,563
     1,000   Mapco Inc                                                                                                 54,625
    22,100   Phelps Dodge Corp                                                                                      1,204,450
                                                                                                                    1,288,638
             MISCELLANEOUS - 0.0%
       300   Witco Corp                                                                                                 8,588

             OIL AND GAS - 6.5%
    34,500   Amoco Corp (a)                                                                                         2,044,125
     5,000   Atlantic Richfield Co                                                                                    548,125
    21,600   Chevron Corp                                                                                           1,026,000
     5,000   Columbia Gas Systems *                                                                                   130,000
     4,400   El Paso Natural Gas Co                                                                                   135,300
    69,700   Exxon Corp                                                                                             4,460,800
       200   FINA Inc Class A                                                                                          15,250
     1,300   Kerr-McGee Corp                                                                                           65,488
    21,300   Mobil Corp                                                                                             1,853,100
       900   Murphy Oil Corp                                                                                           39,375
     8,500   Occidental Petroleum Corp                                                                                168,938
       300   Pennzoil Co                                                                                               14,213
       600   Phillips Petroleum Co                                                                                     20,025
    17,900   Royal Dutch Petroleum Co ADR                                                                           2,007,038
     8,800   Texaco Inc                                                                                               561,000
    10,200   Williams Companies Inc                                                                                   293,250
                                                                                                                   13,382,027
             PAPER AND ALLIED PRODUCTS - 0.1%
     4,000   Consolidated Papers Inc                                                                                  193,500
     4,000   Glatfelter (PH) Co                                                                                        73,000
                                                                                                                      266,500
             PHARMACEUTICALS - 9.7%
    42,700   American Home Products Corp                                                                            3,053,050
    33,099   Amgen Inc *                                                                                            2,283,831
    98,700   Bristol-Myers Squibb Co                                                                                6,119,400
    70,100   Lilly (Eli) & Co                                                                                       4,696,700
    20,600   Marion Merrell Dow Inc                                                                                   512,425
    81,500   Merck & Co Inc                                                                                         3,453,563
     4,700   Mylan Laboratories (a)                                                                                   146,875
                                                                                                                   20,265,844
             PRIMARY PROCESSING - 1.4%
    23,300   Dow Chemical Co                                                                                        1,561,100
    17,900   Du Pont (E I) De Nemours & Co Inc                                                                      1,004,638
     4,600   Rohm & Haas Co                                                                                           258,175
                                                                                                                    2,823,913
             PRINTING AND PUBLISHING - 0.7%
     9,000   Dun and Bradstreet Corp                                                                                  464,625
     4,700   McGraw Hill Inc                                                                                          331,350
    15,300   Readers Digest Association Inc                                                                           703,800
                                                                                                                    1,499,775
             REFINING - 0.4%
    25,400   Ashland Inc                                                                                              822,325

             RETAIL TRADE - 3.5%
    28,700   Albertson's Inc                                                                                          882,525
    36,500   Autozone Inc * (a)                                                                                       967,250
     8,700   Circuit City Stores Inc                                                                                  188,138
    23,900   Gap Stores                                                                                               776,750
    48,600   Kroger Co *                                                                                            1,275,750
    16,000   Melville Corp                                                                                            520,000
    17,500   Nordstrom Inc                                                                                            739,375
    37,500   Rite Aid Corp                                                                                            928,125
    18,800   The Pep Boys                                                                                             615,700
     6,500   Walgreen Co                                                                                              307,125
     2,900   Weismarkets Inc                                                                                           74,313
                                                                                                                    7,275,051
             SERVICES - 2.4%
     3,200   BHC Communications Inc Class A *                                                                         237,600
    37,700   Capital Cities/ABC Inc                                                                                 3,336,450
     2,400   Equifax Inc                                                                                               74,100
     5,000   Fleming Cos                                                                                               97,500
    23,700   Manpower Inc                                                                                             693,225
     9,800   Omnicom Group                                                                                            520,625
                                                                                                                    4,959,500
             TECHNOLOGY - 7.6%
     1,300   3Com Corp *                                                                                               67,763
    24,800   Amp Inc                                                                                                1,860,000
    40,000   Apple Computer                                                                                         1,580,000
    14,900   Avery Dennison Corp                                                                                      558,750
   121,600   Compaq Computer Corp *                                                                                 4,195,200
    15,800   Computer Sciences Corp *                                                                                 776,175
    14,300   E G & G                                                                                                  205,563
     1,900   Emerson Electric                                                                                         125,638
     9,500   Grainger (WW) Inc                                                                                        580,688
    10,800   LSI Logic Corp *                                                                                         588,600
    40,500   Microsoft Corp *                                                                                       2,551,500
    11,000   Millipore Corp                                                                                           584,375
     7,000   Monsanto Co                                                                                              554,750
    12,100   Storage Technology Corp * (a)                                                                            263,175
     6,900   Sun Microsystems Inc *                                                                                   220,800
    50,000   Tandem Computers Inc *                                                                                   850,000
     2,200   Thomas & Betts Corp                                                                                      146,575
                                                                                                                   15,709,552
             TELECOMMUNICATIONS - 0.2%
     4,600   Frontier Corp                                                                                            105,225
     3,900   General Instrument Corp * (a)                                                                            123,825
     4,200   Southern New England Telecommunications Corp                                                             139,125
                                                                                                                      368,175
             TOBACCO - 2.5%
     4,000   Loews Corp                                                                                               388,500
    80,100   Philip Morris Cos Inc                                                                                  4,866,075
                                                                                                                    5,254,575
             UTILITIES - 12.2%
     8,500   Allegheny Power System Inc                                                                               199,750
    17,700   American Electric Power Inc                                                                              599,588
    21,200   Baltimore Gas and Electric Co                                                                            522,050
    11,200   Carolina Power and Light Co                                                                              308,000
    27,400   Centerior Energy Corp                                                                                    267,150
    26,700   Central & South West Corp                                                                                657,488
    19,800   Cinergy Corp                                                                                             490,050
     8,200   CMS Energy Corp                                                                                          196,800
    32,600   Consolidated Edison                                                                                      900,575
    28,200   Detroit Edison Co                                                                                        807,225
    24,400   Dominion Resources Inc (a)                                                                               927,200
    14,000   DPL Inc                                                                                                  292,250
     7,300   DQE                                                                                                      245,463
    35,300   Duke Power Co                                                                                          1,385,525
    23,500   Entergy Corp                                                                                             525,813
    14,900   Florida Progress Corp                                                                                    467,488
    16,900   FPL Group Inc                                                                                            606,288
    21,800   General Public Utilities                                                                                 659,450
    10,300   Houston Industries Inc                                                                                   393,975
    12,000   Illinova Corp                                                                                            280,500
     9,200   Kansas City Power and Light Co                                                                           219,650
    15,600   Long Island Lighting                                                                                     249,600
     7,100   New England Electric System                                                                              234,300
     8,600   New York State Electric and Gas Corp                                                                     184,900
    18,000   Niagara Mohawk Power Corp                                                                                267,750
     9,400   Nipsco Industries Inc                                                                                    297,275
    15,800   Northeast Utilities (a)                                                                                  359,450
    10,800   Northern States Power Co                                                                                 488,700
    18,300   Ohio Edison Co                                                                                           384,300
     4,800   Oklahoma Gas and Electric Co                                                                             169,800
    12,800   Pacific Enterprises                                                                                      313,600
    52,000   Pacific Gas and Electric Co                                                                            1,332,500
    42,000   PacifiCorp (a)                                                                                           803,250
    17,500   Panhandle Eastern Corp                                                                                   393,750
    28,400   Peco Energy Co                                                                                           759,700
    12,200   Penn Power and Light Co                                                                                  253,150
    11,700   Pinnacle West Capital Corp                                                                               251,550
    11,700   Potomac Electric Power Co                                                                                226,688
    33,300   Public Service Enterprise Group Inc                                                                      969,863
     5,400   Public Service of Colorado                                                                               165,375
     6,100   Puget Sound Power and Light Co                                                                           131,913
     7,800   San Diego Gas and Electric Co                                                                            168,675
     6,100   Scana Corp                                                                                               269,163
    54,800   SCE Corp                                                                                                 897,350
    89,300   Southern Co                                                                                            1,841,813
    16,300   Teco Energy                                                                                              350,450
    16,200   Texas Utilities Co                                                                                       532,575
    32,500   Unicom Corp                                                                                              828,750
    14,500   Union Electric Co                                                                                        549,188
     7,500   Western Resources Inc                                                                                    238,125
    15,000   Wisconsin Energy Corp                                                                                    416,250
                                                                                                                   25,282,031

             TOTAL STOCK (Cost $184,555,737)                                                                      202,675,375

 PAR VALUE   SHORT-TERM INVESTMENTS - 6.6%
             REPURCHASE AGREEMENT - 1.8%
$3,664,697   Salomon Brothers Repurchase  Agreement,  dated 2/28/95, due 3/1/95, with a  maturity  value of  $3,665,267  and an  effective  yield of
             5.60%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, a maturity date of 8/15/23,
             and with an aggregate market value of $3,764,545.                                                      3,664,697

             U.S. GOVERNMENT - 0.3%
   700,000   U.S. Treasury Bill, 4.92% due 3/2/95 (b)                                                                 699,891

             CASH EQUIVALENTS - 4.5%
 1,331,655   Bank of Boston Time Deposit, 6.16% due 3/1/95                                                          1,331,655
 4,883,538   Dreyfus Cash Management Money Market Fund Plus, A Shares                                               4,883,538
   480,756   National Westminster Time Deposit, 6.00% due 3/1/95                                                      480,756
 2,704,751   Provident Institutional Prime Money Market Fund                                                        2,704,751
                                                                                                                    9,400,700

             TOTAL SHORT-TERM INVESTMENTS (at amortized cost)                                                      13,765,288

             TOTAL INVESTMENTS - 104.4%
             (Cost $198,321,025) * *                                                               $              216,440,663

             Other Assets and Liabilities (net) - (4.4%)                                                           (9,149,565)

             TOTAL NET ASSETS - 100.0%                                                             $              207,291,098

             NOTES TO THE SCHEDULE OF INVESTMENTS:

             ADR American Depositary Receipt

             (a)     All or a portion of this security is on loan.

             (b)     This security is held as collateral for open futures contracts.

             *       Non-income producing security

             **      The aggregate  identified  cost for federal  income tax
                     purposes is  $199,156,781,  resulting in gross unrealized
                     appreciation   and   depreciation   of  $19,574,594   and
                     $2,290,712, respectively, and net unrealized appreciation
                     of $17,283,882.

              See accompanying notes to the financial statements.



GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995


ASSETS:
  Investments, at value (cost $184,555,737) (Note 1)               $         202,675,375
  Short-term investments, at amortized cost (Note 1)                          13,765,288
  Receivable for investments sold                                                851,224
  Dividends and interest receivable                                              741,915
  Receivable for variation margin on open futures contracts                        7,200
  Receivable for expenses waived or borne by Manager (Note 2)                     19,182

    Total assets                                                             218,060,184


LIABILITIES:
  Payable for investments purchased                                            1,216,498
  Payable upon return of securities loaned (Note 1)                            9,399,240
  Payable to affiliate for management fee  (Note 2)                               76,501
  Accrued expenses                                                                76,847

    Total liabilities                                                         10,769,086


NET ASSETS(equivalent to $11.06 per share based
  on 18,734,305 shares outstanding, unlimited shares authorized)   $         207,291,098



NET ASSETS CONSIST OF:
  Paid-in capital                                                  $         188,342,765
  Undistributed net investment income                                            918,110
  Accumulated net realized loss on investments and
   closed futures contracts                                                      (96,031)
  Net unrealized appreciation on investments and
   open futures contracts                                                     18,126,254

    NET ASSETS                                                     $         207,291,098




              See accompanying notes to the financial statements.


GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - YEAR ENDED FEBRUARY 28, 1995


INVESTMENT INCOME:
   Dividends (net of withholding taxes of $30,563)                 $   5,491,421
   Interest (including securities lending income of $18,550)             399,386

    Total income                                                       5,890,807

EXPENSES:
   Management fee (Note 2)                                               934,108
   Custodian and transfer agent fees                                      88,081
   Audit fees                                                             53,685
   Legal fees                                                              8,451
   Registration fees                                                       7,002
   Insurance                                                               2,273
   Trustee fee (Note 2)                                                      853
   Miscellaneous                                                             577

    Total expenses                                                     1,095,030

    Less:  expenses waived or borne by Manager (Note 2)                 (179,986)

    Net expenses                                                         915,044

      Net investment income                                            4,975,763


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FUTURES CONTRACTS:
    Net realized gain (loss) on:
      Investments                                                      9,060,538
      Closed futures contracts                                          (181,625)
        Net realized gain                                              8,878,913

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                        760,991
      Open futures contracts                                             164,835
        Net unrealized gain                                              925,826

      Net realized and unrealized gain on investments
         and futures contracts                                         9,804,739

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  14,780,502


              See accompanying notes to the financial statements.


GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS


                                                                                  YEAR ENDED
                                                                   FEBRUARY 28, 1995      FEBRUARY 28, 1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                        $           4,975,763   $          4,436,144
  Net realized gain on investments
    and closed futures contracts                                           8,878,913              6,521,684
  Change in net unrealized appreciation (depreciation)
    on investments and open futures contracts                                925,826             12,513,031

  Net increase in net assets resulting from operations                    14,780,502             23,470,859

Distributions to shareholders from:
  Net investment income                                                   (4,670,650)            (4,637,080)
  Net realized gains                                                     (12,614,921)            (3,930,145)

                                                                         (17,285,571)            (8,567,225)
Fund share transactions:  (Note 5)
  Proceeds from sale of shares                                            47,339,037             41,143,899
  Net asset value of shares issued to shareholders
    in payment of distributions declared                                   5,887,140                919,208
  Cost of shares repurchased                                             (10,457,780)           (59,146,614)

  Net increase (decrease) in net assets resulting
    from Fund share transactions                                          42,768,397            (17,083,507)

  Total increase (decrease) in net assets                                 40,263,328             (2,179,873)

NET ASSETS:
  Beginning of period                                                    167,027,770            169,207,643

  End of period (including undistributed net
    investment income of $918,110 and
    $615,928, respectively)                                    $         207,291,098   $        167,027,770




              See accompanying notes to the financial statements.



GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                       YEAR ENDED FEBRUARY 28,
                                                         1995                     1994                            1993*

NET ASSET VALUE, BEGINNING OF PERIOD                $     11.26              $     10.38                $          10.00

Income from investment operations:
  Net investment income (a)                                0.28                     0.29                            0.05
  Net realized and unrealized gain
   on investments and futures contracts                    0.49                     1.21                            0.33

    Total from investment operations                       0.77                     1.50                            0.38

Less distributions to shareholders:
  From net investment income                              (0.27)                   (0.30)                        -
  From net realized gains                                 (0.70)                   (0.32)                        -

 Total distributions                                      (0.97)                   (0.62)                        -

NET ASSET VALUE, END OF PERIOD                       $     11.06              $     11.26                $          10.38

TOTAL RETURN (B)                                           7.56%                   14.64%                           3.80%


RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period                        $   207,291              $   167,028                $        169,208
   Net expenses to average
     daily net assets (a)                                  0.48%                    0.48%                           0.48%**
   Net investment income to average
     daily net assets (a)                                  2.61%                    2.56%                           3.20%**
   Portfolio turnover rate                                  101%                      53%                              9%

*    For the period from January 4, 1993 (commencement of operations) to February 28, 1993.
**   Annualized.
(a)  Net of fees and expenses voluntarily waived or borne by the Manager of $.01 for all periods presented.
(b)  Calculation  excludes  subscription fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.

GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO U.S. Sector Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in commitment value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of February 28, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1995, the Fund loaned securities having a market value of $9,282,750, collateralized by cash in the amount of $9,400,700, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for partnership interests.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           Undistributed Net Investment          Accumulated Net Realized
                   Income (Loss)                      Gain (Loss)                  Paid-in Capital
                   ($2,931)                             $2,931                            -

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions area accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .17% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid toand recorded as paid-in capital by the Fund. For the year ended February 28, 1995, the Fund received $76,910 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .49% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets. In addition, the Fund's organizational expenses have been borne by the manager.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the year ended February 28, 1995, was $853. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1995, aggregated $219,706,758 and $182,418,057, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 85% of the outstanding shares of the Fund were held by three shareholders each holding in excess of 10% of the Fund's outstanding shares.


5.  SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                        Year Ended          Year Ended
                                     February 28, 1995   February 28, 1994

Shares sold                               4,299,814           3,633,930
Shares issued to shareholders in
 reinvestment of distributions              561,797              82,939
Shares repurchased                         (957,241)         (5,185,868)

Net increase (decrease)                   3,904,370          (1,468,999)
Fund shares:
 Beginning of period                     14,829,935          16,298,934
 End of period                           18,734,305          14,829,935


6.   FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at February 28, 1995 is as follows:

     Number of                                                                                  Net Unrealized
     Contracts               Type            Expiration Date           Contract Value            Appreciation
         4                 S&P 500              March 1995                $977,100                  $6,616

     At February 28, 1995, the Fund has cash and/or securities to cover any margin requirements on these contracts.

                                                           * * *

GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS - (UNAUDITED)


     For  the  fiscal  year  ended   February  28,  1995,   all  of  the  Fund's
     distributions are from investment company taxable income, except that the Fund has designated 50.99% of distributions as net capital gain dividends.




GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of GMO Trust and the Shareholders of GMO Core II Secondaries Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Core II Secondaries Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 14, 1995





GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

      SHARES        DESCRIPTION                                                                                     VALUE ($)
                    STOCK - 97.9%
                    ADVERTISING - 0.0%
              100   Grey Advertising                                                                                          17,800

                    AEROSPACE - 2.4%
           23,000   Alliant Techsystems Inc *                                                                                868,250
            6,700   Curtiss Wright Corp                                                                                      253,763
           35,100   E-Systems Inc                                                                                          1,535,625
            3,800   Hi-Shear Industries *                                                                                     16,150
            8,550   Keane Inc *                                                                                              185,963
           16,100   Logicon Inc                                                                                              525,263
           27,300   Rohr Inc * (a)                                                                                           307,125
           49,100   Thiokol Corp                                                                                           1,270,463
           23,800   UNC Inc *                                                                                                133,875
           15,900   United Industial Corp                                                                                     85,463
           10,300   Watkins Johnson                                                                                          375,950
           16,800   Wyman-Gordon Co *                                                                                        105,000
                                                                                                                           5,662,890
                    AGRICULTURE - 0.0%
            1,000   Monk-Austin Inc                                                                                           12,250

                    AUTOMOTIVE - 1.2%
              500   Bandag Inc                                                                                                30,000
           51,000   Breed Technologies Inc (a)                                                                             1,211,250
              800   Hayes Wheels International Inc                                                                            13,600
            6,400   Lamson and Sessions Co *                                                                                  36,800
           15,300   Oshkosh Truck                                                                                            206,550
           17,000   Smith (A O) Corp Class A                                                                                 382,500
           27,700   SPX Corp                                                                                                 422,425
           18,900   Standard Products Corp                                                                                   408,713
           18,850   TBC Corp                                                                                                 190,856
                                                                                                                           2,902,694
                    BANKING AND FINANCIAL SERVICES - 7.3%
           27,600   Alex Brown Inc                                                                                         1,048,800
           10,600   Amplicon Inc                                                                                             172,250
            4,300   Baldwin and Lyons Inc Class B                                                                             74,175
           17,000   Bank of Boston                                                                                           512,125
            4,295   BankAmerica Corp                                                                                         206,697
           11,600   Banponce Corp                                                                                            350,900
           16,800   BB&T Financial Corp                                                                                      535,500
           48,100   California Federal Bank *                                                                                523,088
            2,100   CCB Financial Corp                                                                                        79,275
              400   Central Fidelity Banks Inc                                                                                10,900
            1,200   Centura Banks Inc                                                                                         29,550
            2,200   CMAC Investment Corp                                                                                      75,075
            3,500   Coast Savings and Loan *                                                                                  51,625
           14,900   Colonial Group Class A                                                                                   499,150
           55,400   Comdisco Inc                                                                                           1,412,700
            1,215   Commerce Bancshares Inc                                                                                   37,361
           14,100   Compass Bancshares                                                                                       387,750
           18,400   Danaher Corp                                                                                             542,800
            4,300   Dauphin Deposit Corp                                                                                     108,575
           13,200   Deposit Guaranty Corp                                                                                    425,700
           13,100   Dime Bancorp Inc *                                                                                       116,263
            8,300   Downey Financial Corp                                                                                    135,913
           17,300   Eaton Vance Corp                                                                                         523,325
           49,300   Edwards (A G) Inc                                                                                      1,109,250
            7,900   Finova Group Inc                                                                                         264,650
            4,500   First Bancorp Inc                                                                                        105,750
            2,068   First Bank System Inc                                                                                     80,394
            1,700   First Citizens Bancshares Class A                                                                         76,500
           25,950   First Commerce Corp                                                                                      687,675
            1,200   First Empire State Corp                                                                                  198,600
            7,700   First Hawaiian Inc                                                                                       207,900
            1,100   Firstier Financial Inc                                                                                    34,788
            7,700   Foothill Group                                                                                           140,525
            2,224   Glendale Federal Bank  *                                                                                  20,850
           25,500   Hibernia Corp Class A                                                                                    197,625
           11,200   Inter-Regional Financial Group                                                                           278,600
            7,600   Jefferies Group Inc                                                                                      230,850
            6,400   LDI Corp *                                                                                                23,200
           17,375   Legg Mason Inc                                                                                           393,109
            1,750   Mercantile Bancorp                                                                                        64,531
            8,100   Mercantile Bankshares                                                                                    169,088
           21,100   Money Store Inc                                                                                          527,500
            2,900   Morgan Keegan Inc                                                                                         43,500
           11,500   North American Mortgage Co                                                                               186,875
            2,300   NS Bancorp Inc                                                                                            67,563
            7,400   Orange and Rockland Utilities                                                                            235,875
              972   Pimco Advisors L. P. Class A                                                                              17,253
           14,800   Piper Jaffrey Inc (a)                                                                                    173,900
           20,310   Premier Bancorp *                                                                                        324,960
            7,600   Price (T Rowe) Associates Inc                                                                            243,200
           16,942   Quick and Reilly Group                                                                                   592,970
           15,000   Raymond James Financial Corp                                                                             266,250
           17,900   Riggs National Corp *                                                                                    163,338
            9,800   Southern National Corp                                                                                   219,275
           17,600   Standard Federal Bank                                                                                    523,600
           12,900   Star Banc Corp                                                                                           549,863
            5,900   Student Loan Group                                                                                       140,125
            1,000   Tejon Ranch                                                                                               12,750
            7,400   Trustmark Corp                                                                                           112,850
            2,100   Union Bank                                                                                                70,350
            2,400   United Carolina Bancshares                                                                                64,800
              200   US Trust Corp                                                                                             13,313
              600   Value Line Inc                                                                                            19,200
           25,000   Washington Federal Inc                                                                                   500,000
              800   West One Bancorp                                                                                          21,850
              500   Westamerica Bancorp                                                                                       15,625
            3,200   Wilmington Trust Corp                                                                                     79,200
                                                                                                                          17,329,367
                    CHEMICALS - 1.4%
            9,600   Carlisle Plastics Inc *                                                                                   52,800
           22,200   Church & Dwight Co Inc                                                                                   399,600
           10,800   Hexcel Corp *                                                                                             48,600
           11,600   IMC Fertilizer Group Inc                                                                                 542,300
              800   Pratt And Lambert Inc                                                                                     14,200
            1,900   Stepan Co                                                                                                 34,438
           46,600   Sterling Chemicals Inc *                                                                                 524,250
           21,100   Vigoro Corp                                                                                              743,775
           37,800   Wellman Inc                                                                                            1,020,600
                                                                                                                           3,380,563
                    COMMUNICATIONS - 0.0%
              500   Tekelec *                                                                                                 16,375

                    COMPUTER AND DATA PROCESSING SERVICES - 0.4%
              600   Artisoft Inc *                                                                                             5,175
            2,900   Printronix Inc *                                                                                          50,025
           32,900   Stratus Computer Inc *                                                                                   867,738
            1,200   Volt Information Sciences Inc *                                                                           34,674
                                                                                                                             957,612
                    COMPUTER AND OFFICE EQUIPMENT - 1.3%
           30,400   Ceridian Corp *                                                                                          957,600
            3,500   Cherry Corp Class B *                                                                                     50,750
            6,900   Chipcom Corp *                                                                                           307,050
            4,600   Duplex Product *                                                                                          36,800
           22,300   FileNet Corp *                                                                                           696,875
            7,600   Intuit Inc *                                                                                             503,500
           36,000   Western Digital *                                                                                        540,000
                                                                                                                           3,092,575
                    CONSTRUCTION - 0.6%
            1,200   Ameron Inc                                                                                                40,650
           15,200   Apogee Enterprises Inc                                                                                   260,300
            6,800   Blount Inc Class A                                                                                       316,200
           15,000   Fedders Corp *                                                                                           105,000
            1,900   Florida Rock Industries                                                                                   55,100
            4,200   Grossmans Inc *                                                                                           10,500
            6,700   Hechinger Co Class A                                                                                      77,469
              332   Horton (D R) Inc *                                                                                         3,362
              200   IMCO Recycling Inc                                                                                         2,975
            1,700   International Aluminium Corp                                                                              54,188
            8,400   Medusa Corp                                                                                              207,900
            1,100   Pitt-Des Moines                                                                                           37,400
            9,500   Plygem Industries Inc                                                                                    186,438
            3,600   Puerto Rican Cement Co                                                                                   105,750
              600   Texas Industries Inc                                                                                      18,750
            1,300   TJ International Inc                                                                                      22,588
                                                                                                                           1,504,570
                    CONSUMER GOODS - 6.9%
           21,800   Armor All Products Corp                                                                                  430,550
           57,400   Bed Bath and Beyond Inc *                                                                              1,391,950
            1,200   Bic Corp                                                                                                  38,550
           12,084   Block Drug Co Inc Class A                                                                                410,856
           28,500   BMC Industries                                                                                           473,813
           51,700   Callaway Golf Company (a)                                                                              1,744,875
            3,400   Chemed Corp                                                                                              107,525
           12,400   Coleman Co Inc * (a)                                                                                     437,100
           56,900   Cypress Semiconductor Corp *                                                                           1,614,538
            3,300   Delta Woodside Industries                                                                                 35,888
            2,500   Fab Industries Inc                                                                                        77,188
            3,000   Farah Inc *                                                                                               22,125
            9,000   Garan Inc                                                                                                146,250
           42,200   Gymboree Corp *                                                                                        1,012,800
           34,700   Herbalife International Inc                                                                              394,713
            6,900   Hydron Technologies *                                                                                     34,069
            7,000   Interface Inc                                                                                             98,875
           13,950   Jason Inc *                                                                                              122,063
            9,900   Johnson Worldwide Associates *                                                                           198,000
           43,200   Jones Apparel Group Inc *                                                                              1,015,200
           12,100   K Swiss Inc Class A                                                                                      228,388
           23,910   Lancaster Colony Corp                                                                                    818,918
           16,800   National Service Industries                                                                              451,500
           21,840   Natures Sunshine Products Inc                                                                            270,270
            2,100   Nine West Group Inc *                                                                                     59,063
            3,300   Oil Dri America Class A                                                                                   53,213
            7,400   Oneida Ltd                                                                                               107,300
           16,600   Paragon Trade Brands Inc *                                                                               230,325
            5,100   Park Electrochemical Corp                                                                                176,588
            1,500   Polaris Industries L.P. Class A                                                                           68,250
            1,800   Rogers Corp *                                                                                             88,650
           18,100   Russ Berrie and Co                                                                                       235,300
           14,100   Superior Surgical Manufacturing                                                                          169,200
           18,700   The Men's Wearhouse Inc *                                                                                381,013
            6,900   Toro Corp                                                                                                199,238
           16,000   Varian Associates Inc                                                                                    586,000
           33,600   Vicor Corp *                                                                                           1,142,400
            5,700   Wabash National Corp                                                                                     202,350
           14,000   WD 40 Co                                                                                                 570,500
            2,800   WH Brady Co Class A                                                                                      138,600
               50   Wolverine World Wide                                                                                       1,356
                                                                                                                          15,985,350
                    ELECTRONICS - 0.3%
            3,000   C-Cor Electronics *                                                                                       80,250
            5,300   Cirrus Logic Inc *                                                                                       178,213
            3,800   Dynamics Corp of America                                                                                  88,825
            5,300   EDO Corp                                                                                                  18,435
              600   Hawaiian Electric Industry Inc                                                                            19,800
            2,100   Sundstrand Corp                                                                                           97,650
            5,100   Tech Sym Corp *                                                                                          117,300
            1,200   Technitrol                                                                                                17,700
                                                                                                                             618,173
                    ENVIRONMENTAL CONTROL - 0.1%
           13,600   Allwaste *                                                                                                75,643
           13,700   Calgon Carbon Corporation                                                                                143,850
            4,800   Horsehead Resources *                                                                                     28,200
            8,600   Mid American Waste Systems Inc *                                                                          48,375
                                                                                                                             296,068
                    FOOD AND BEVERAGE - 4.2%
            2,300   Alico Inc                                                                                                 38,525
           16,600   American Maize Products Co Class A                                                                       655,700
           16,600   Bob Evans Farms                                                                                          352,750
           15,600   Bruno's Inc                                                                                              158,925
            1,400   Chart House Enterprises Inc *                                                                             10,850
           10,000   Chiquita Brands International                                                                            133,750
           38,100   Dean Foods Co                                                                                          1,181,100
            1,300   Dr Pepper/7 Up *                                                                                          42,738
            4,100   Farmer Brothers Co                                                                                       533,000
            7,600   Flowers Industries Inc                                                                                   139,650
            2,900   Golden Poultry Co                                                                                         18,488
           18,000   Great Atlantic & Pacific Tea Co                                                                          346,500
           20,300   Hudson Foods                                                                                             583,625
           17,400   IBP Inc                                                                                                  554,625
            3,100   Imperial Holly Inc                                                                                        28,675
           35,800   International Multifoods Corp                                                                            666,775
            2,900   Lance Inc                                                                                                 50,025
            9,200   Luby's Cafeteria Inc                                                                                     209,300
            1,800   Morningstar Group Inc *                                                                                   13,050
           17,600   Pilgrims Pride Corp                                                                                      143,000
           25,600   Ryans Family Steak House *                                                                               198,400
           14,400   Sanderson Farms Inc                                                                                      198,000
           15,400   Savannah Foods and Industries Inc                                                                        202,125
            2,150   Sbarro Inc                                                                                                52,675
            1,500   Seaboard Corp                                                                                            246,000
              900   Showbiz Pizza Time *                                                                                       8,663
            4,000   Smithfield Foods Inc                                                                                     105,750
            5,100   Tasty Baking *                                                                                            72,675
            6,200   Thorn Apple Valley                                                                                       155,388
            7,796   Tootsie Roll Industries Inc                                                                              522,349
           46,725   Universal Foods Corp                                                                                   1,465,997
            4,100   Uno Restaurant Corp *                                                                                     63,550
           16,500   WLR Foods Inc                                                                                            433,125
            3,640   Zapata Corp                                                                                               12,285
                                                                                                                           9,598,033
                    FOREST PRODUCTS - 0.0%
            5,600   Wolohan Lumber Co                                                                                         84,000

                    HEALTH CARE - 12.7%
              443   Abbey Healthcare Group Inc * (a)                                                                          12,570
           37,600   Acuson Corp *                                                                                            465,300
           22,100   Adac Laboratories                                                                                        176,800
            3,270   Anika Research Inc *                                                                                       6,744
              400   Aura Systems Inc * (a)                                                                                     1,350
            4,295   Benson Eyeycare *                                                                                         32,749
            5,400   Bergen Brunswig Corp Class A                                                                             147,150
           16,600   Bindley Western Industries Inc                                                                           246,925
            6,200   BioMet Inc *                                                                                             100,363
            9,800   Bio-Rad Laboratories Inc Class A *                                                                       271,950
           51,227   Boston Scientific Corp * (a)                                                                           1,107,793
           31,100   Centocor Inc *                                                                                           592,844
              760   Columbia/HCA Healthcare Corp                                                                              31,445
               49   Community Health Systems *                                                                                 1,366
           24,200   Coram Healthcare Corp *                                                                                  568,700
            9,500   Cordis Corp *                                                                                            617,500
           19,900   Coventry Corp *                                                                                          537,300
           31,200   Diagnostek Inc *                                                                                         483,600
            1,500   Diagnostic Prods Corp *                                                                                   40,500
           15,600   FHP Group *                                                                                              419,250
           31,680   FHP International Corp Preferred Series A 5.00%                                                          788,040
           23,101   Foundation Health Corp *                                                                                 690,142
           17,573   Foxmeyer Health Corp *                                                                                   294,344
           33,900   HBO and Co                                                                                             1,305,150
           51,000   Health Care Compare *                                                                                  1,619,250
           68,100   Health Management Associates Class A *                                                                 1,813,163
            5,100   Healthcare Services Group Inc *                                                                           77,775
           17,700   Healthsource *                                                                                           769,950
           33,600   Healthsouth Rehabilitation *                                                                           1,352,400
           17,160   Hillhaven Corp *                                                                                         413,985
            1,000   Integrated Health Services (a)                                                                            38,250
           15,100   Kinetic Concepts Inc                                                                                     117,025
            5,000   Life Technologies Inc                                                                                     90,000
           41,400   Lincare Holdings Inc *                                                                                 1,159,200
           36,700   Marquette Electronics Class A *                                                                          816,575
            4,300   Medaphis Corp *                                                                                          242,950
           10,900   Med-Chem Products Inc *                                                                                   51,775
            3,500   Mentor Corp                                                                                               84,875
          141,200   Mid Atlantic Medical Services * (a)                                                                    2,894,600
              700   National Healthcare                                                                                       17,238
           16,500   National Medical Enterprises *                                                                           255,750
            2,000   Nellcor Inc *                                                                                             68,000
           53,400   Oxford Health Plans * (a)                                                                              4,859,400
            6,800   Pacificare Health Systems Class A *                                                                      470,900
           11,000   Perceptive Biosystems Inc *                                                                               65,313
            3,500   Research Industries Corp *                                                                                56,438
           10,000   Resound Corporation *                                                                                     93,125
            5,500   Respironics Inc *                                                                                        164,313
            8,500   Seafield Capital Corp                                                                                    314,500
            8,000   Sierra Health Services Inc *                                                                             243,000
           13,500   Spacelabs Medical Inc *                                                                                  327,375
           10,800   Target Therapeutics Inc *                                                                                402,300
            7,700   Tecnol Medical Products Inc *                                                                            128,975
            1,000   United Wisconsin Services                                                                                 37,000
           16,400   Universal Health Services Class B *                                                                      410,000
           23,600   Utah Medical Products Inc *                                                                              228,625
           37,050   Vencor Inc *                                                                                           1,176,338
           13,700   Vital Sign Inc                                                                                           191,800
                                                                                                                          29,992,038
                    INSURANCE - 8.3%
            5,468   Alleghany Corp                                                                                           862,577
           50,500   Allmerica Property and Casualty                                                                          984,750
            5,300   Ambac Inc                                                                                                215,313
              700   America Premier Underwriters                                                                              17,238
           30,600   American Bankers Insurance Group                                                                         830,025
            7,249   American Heritage Life Investments                                                                       141,356
           10,100   American National Insurance                                                                              505,000
           17,700   Argonaut Group Inc                                                                                       544,275
            3,800   Avemco Corp                                                                                               58,425
            1,200   Bankers Life Holding Corp                                                                                 25,050
            2,400   Berkley (WR)                                                                                              85,800
           14,900   Capital Re Corp                                                                                          348,288
            9,300   Capitol American Financial Corp                                                                          220,875
            6,000   CCP Insurance Inc                                                                                        127,500
            5,500   Citizens Corp                                                                                             95,563
           16,000   Continental Corp                                                                                         310,000
            9,300   Delphi Financial Group Inc *                                                                             176,700
           20,600   Enhance Financial Services Group Inc                                                                     365,650
           19,300   Equitable of Iowa Cos                                                                                    641,725
            9,152   First American Financial Corp                                                                            185,328
           13,863   Frontier Insurance Group Inc                                                                             299,787
            6,315   Gainsco Inc                                                                                               58,411
           12,100   Gallagher (Arthur J) and Co                                                                              423,500
            6,800   Guaranty National Corp                                                                                   117,300
              100   Hartford Steam Boiler                                                                                      4,250
            5,000   Home Beneficial Corp Class B                                                                             101,250
           24,300   Horace Mann Educators                                                                                    583,200
           24,400   Independent Insurance Group                                                                              317,200
           10,500   Integon Corp                                                                                             129,938
           13,500   John Alden Financial Corp                                                                                388,125
            3,900   Kansas City Life Insurance Co                                                                            179,400
           12,700   Liberty Corp                                                                                             341,313
           15,900   Life Re Corp                                                                                             316,013
            5,300   Markel Corp *                                                                                            239,825
              300   Midland Co                                                                                                15,075
           16,000   National Re Corp                                                                                         486,000
           17,100   Old Republic International Corp                                                                          423,225
           16,418   Orion Capital                                                                                            582,839
            8,200   Penncorp Financial Group Inc                                                                             131,200
           46,400   Presidential Life Corp                                                                                   272,600
           20,100   Protective Life Corp                                                                                     954,750
           18,500   Provident Life and Accident Insurance Co Class B                                                         434,750
            4,000   PXRE Corp                                                                                                 94,000
            1,000   Re Capital Corp                                                                                           18,000
            9,900   Reinsurance Group of America                                                                             275,963
           30,139   Reliastar Financial Corp                                                                               1,028,512
            5,400   RLI Corp                                                                                                 122,175
            7,400   Scor U S Corp                                                                                             61,975
           18,000   Selective Insurance Group                                                                                508,500
           26,800   Southwestern Life Corp *                                                                                  21,775
              700   SunAmerica Inc                                                                                            28,700
            5,800   The Fund American Cos *                                                                                  432,825
            5,100   Transatlantic Holdings Inc                                                                               293,250
            7,900   Twentieth Century Industries                                                                              98,750
           15,420   United Cos Financial Corp                                                                                508,860
           56,750   USLIFE Corp                                                                                            2,163,594
           14,700   Washington National Corp                                                                                 271,950
            8,600   Zenith National Insurance Corp                                                                           180,600
                                                                                                                          19,650,818
                    LEISURE - 0.1%
           27,550   Casino America Inc *                                                                                     285,831
            2,500   Orion Pictures Corp *                                                                                     15,000
                                                                                                                             300,831
                    MACHINERY - 2.5%
            8,800   Applied Power Inc Class A                                                                                205,700
            1,700   Baldwin Technology Co Inc Class A *                                                                        9,350
            4,700   Bearings Inc                                                                                             133,363
            3,300   Bw/Ip Inc                                                                                                 52,800
            6,850   Commercial Intertech Corp                                                                                143,850
           18,500   Donaldson Co Inc                                                                                         464,813
            7,500   Fedders Corp Class A *                                                                                    39,375
              700   Gleason Corp                                                                                              12,863
            5,550   Gorman Rupp Co                                                                                            91,575
            4,350   Graco Inc                                                                                                102,769
           14,450   Idex Corp                                                                                                419,050
            8,000   IMO Delaval Inc *                                                                                         65,000
           11,000   Kaydon Corp                                                                                              302,500
            4,700   Kysor Industrial Corp                                                                                    103,400
              700   Lindsay Manufacturing Co *                                                                                20,825
           15,300   Merisel Inc *                                                                                             80,325
            7,300   National Auto Credit Inc *                                                                                73,913
           12,700   Regal Beloit Corp                                                                                        198,438
            1,000   Roper Industries Inc                                                                                      25,000
              600   Roto Rooter Inc                                                                                           15,000
              550   Sps Technologies, Rights *                                                                                     9
            4,000   Starrett (L S) Co Class A                                                                                 90,000
           12,000   Syquest Technology Inc *                                                                                 177,000
           12,300   Tecumseh Products Co Class A (a)                                                                         575,025
           21,600   Tecumseh Products Co Class B                                                                             993,600
            1,600   Tennant Co                                                                                                77,600
           12,000   Watts Industries Inc Class A                                                                             285,000
            1,000   Whittaker Corp *                                                                                          17,875
           30,900   Zebra Technologies Corp *                                                                              1,123,988
            6,200   Zurn Industries Inc                                                                                      111,600
                                                                                                                           6,011,606
                    MANUFACTURING - 4.3%
            1,800   Actava Group Inc *                                                                                        18,900
            3,300   Barnes Group Inc                                                                                         136,538
           15,000   Bemis Co                                                                                                 406,875
           17,000   Blessings Corp                                                                                           238,000
           17,000   Carlisle Corp                                                                                            605,625
            8,500   Clarcor Inc                                                                                              167,875
           11,267   Commercial Metals Co                                                                                     290,125
           25,200   CSS Industries Inc *                                                                                     415,800
           38,500   Figgie International Class A *                                                                           322,438
           45,600   Gibson Greetings Inc                                                                                     427,500
            5,500   Handy and Harman                                                                                          85,250
           12,900   Helene Curtis Industries                                                                                 374,100
           26,700   Kaman Corp Class A                                                                                       303,713
            5,200   Katy Industries Inc                                                                                       51,350
           10,600   Kennametal Inc                                                                                           286,200
            5,300   Liqui-Box Corp                                                                                           177,550
            1,200   Litton Industries *                                                                                       43,800
            2,150   Myers Industries                                                                                          34,131
            6,900   Nortek Inc *                                                                                              69,863
            8,400   O'Sullivan Corp                                                                                           82,950
           37,050   Precision Castparts                                                                                      861,413
           22,200   Sealed Air Corp *                                                                                        929,625
           11,100   Sealright Inc                                                                                            202,575
            6,000   Sequa Corp Class A *                                                                                     168,750
            9,800   Shorewood Packaging Corp *                                                                               179,463
            5,500   SPS Technologies Inc *                                                                                   165,000
           12,600   Standex International Corp                                                                               395,325
           21,400   Stone Container Corp * (a)                                                                               500,225
           17,500   Synetic Inc *                                                                                            441,875
           28,200   The Geon Co                                                                                              817,800
            9,500   Tredegar Industries                                                                                      185,250
           16,300   Trimas Corp                                                                                              366,750
           11,400   West Co Inc                                                                                              296,400
            4,600   Worldtex Inc *                                                                                            18,400
            1,300   York International Corp                                                                                   50,050
                                                                                                                          10,117,484
                    METALS AND MINING - 1.0%
            6,600   Ashland Coal                                                                                             180,675
           21,900   Brush Wellman Inc                                                                                        383,250
            8,800   Carpenter Technology Corp                                                                                477,400
            7,050   Castle AM                                                                                                 96,056
            2,400   Chaparral Steel Corp                                                                                      20,400
            1,300   Christiana Cos *                                                                                          40,463
            5,500   Maxxam *                                                                                                 158,125
           14,900   NL Industries Inc *                                                                                      176,938
            3,200   Penn Virginia Corp                                                                                       104,800
           13,800   Smith International *                                                                                    184,575
           79,300   Sunshine Mining Co *                                                                                     128,863
           31,600   Terra Industries Inc                                                                                     347,600
            6,800   Tyler Corp *                                                                                              22,950
                                                                                                                           2,322,095
                    MISCELLANEOUS - 0.8%
            8,700   Beauticontrol Cosmetics Inc                                                                              108,750
            4,600   Buckeye Partners                                                                                         154,675
           15,800   Devon Group Inc *                                                                                        406,850
            3,600   Donnelly Corp                                                                                             63,000
           21,500   Fremont Gen Corp                                                                                         440,750
            1,000   Greif Brothers Corp                                                                                       51,250
           12,700   Labone Inc                                                                                               174,625
            3,000   McWhorter Technologies Inc *                                                                              45,000
           13,000   PEC Isreal Economic Corp *                                                                               277,875
            1,700   Sturm Ruger and Company Inc                                                                               51,850
           13,900   Sun Distributors L.P. Class B                                                                             60,813
              800   Weyco Group                                                                                               26,800
            1,500   X-Rite Inc                                                                                                29,250
                                                                                                                           1,891,488
                    OIL AND GAS - 2.0%
              400   Atlanta Gas Light                                                                                         13,500
            5,200   Berry Petroleum Class A                                                                                   46,800
            1,200   Brooklyn Union Gas Co                                                                                     29,400
            3,500   Cabot Corp                                                                                               119,000
              800   Colonial Gas Co                                                                                           16,400
           33,200   Columbia Gas Systems *                                                                                   863,200
              500   Connecticut Natural Gas Corp                                                                              11,688
            5,100   Crown Central Petroleum Class A *                                                                         68,850
            1,000   Daniel Industries                                                                                         13,250
            3,600   Dekalb Energy Company Class B *                                                                           77,400
            6,600   El Paso Natural Gas Co                                                                                   202,950
           11,825   Energy Service Co *                                                                                      138,944
              800   Energy Ventures Inc *                                                                                     11,300
           11,050   Equitable Resources Inc                                                                                  306,638
            1,500   Equity Oil *                                                                                               5,438
              600   FINA Inc Class A                                                                                          45,750
           13,500   Giant Industries Inc                                                                                     114,750
           17,300   Harken Energy Corp *                                                                                      29,194
            2,900   Hondo Oil & Gas Co * (a)                                                                                  38,425
            1,000   Indiana Energy Inc                                                                                        18,750
              900   Indresco Inc *                                                                                            11,138
            6,850   K N Energy                                                                                               147,275
            1,400   Laclede Gas Co                                                                                            27,650
            9,800   MCN Corp                                                                                                 180,075
              900   MDU Resources Group Inc                                                                                   24,188
              700   Mitchell Energy Class A                                                                                   11,550
            2,300   National Fuel Gas                                                                                         62,675
              700   Nicor Inc                                                                                                 17,325
            2,750   North Carolina Natural Gas                                                                                59,813
              700   Northwest Natural Gas Co                                                                                  21,175
            4,100   Oneok Inc                                                                                                 70,725
            4,300   Plains Petroleum                                                                                          96,750
            3,100   Pool Energy Services *                                                                                    23,638
           25,600   Southwest Gas Corp                                                                                       390,400
           13,300   Southwestern Energy Co                                                                                   167,913
            6,300   Teppco Partners                                                                                          178,763
           29,000   Ultramar Corp                                                                                            746,750
            6,400   Wainoco Oil Corp *                                                                                        27,200
            3,200   Washington Energy                                                                                         44,000
              400   Washington Gas Light                                                                                      15,250
            6,600   Western Gas Resources Inc                                                                                120,450
            4,000   Wiser Oil Co                                                                                              57,500
                                                                                                                           4,673,830
                    PAPER AND ALLIED PRODUCTS - 0.1%
              100   American Filtona                                                                                           2,752
            3,900   Glatfelter (PH) Co                                                                                        71,175
            8,900   Riverwood International Inc                                                                              147,963
                                                                                                                             221,890
                    PHARMACEUTICALS - 0.5%
            7,300   Allergan Inc                                                                                             210,788
           24,115   ICN Pharmaceuticals Inc                                                                                  346,647
            9,600   Pharmacy Management Services Inc *                                                                       151,500
           22,100   Watson Pharmaceutical Inc * (a)                                                                          570,456
                                                                                                                           1,279,391
                    PRIMARY PROCESSING - 2.9%
           39,800   Boise Cascade Corp                                                                                     1,278,575
            2,600   Dexter Corp                                                                                               55,575
               50   Fuller (HB) Co                                                                                             1,663
            5,400   Hanna (MA) Co                                                                                            131,625
            3,900   Lea Ronal Inc                                                                                             78,000
           14,400   Lydall Inc *                                                                                             504,000
            1,200   Mosinee Paper Corp                                                                                        33,600
            5,700   NCH Corp                                                                                                 349,125
           30,000   Olin Corp (a)                                                                                          1,526,250
            2,900   Park-Ohio Industries *                                                                                    39,875
            6,700   Pentair Inc                                                                                              287,681
            1,400   Petrolite Corp                                                                                            35,350
           33,900   Pope and Talbot                                                                                          559,350
            5,600   Quanex Corp                                                                                              131,600
            8,400   Rayonier Timberlands L.P.                                                                                312,900
           61,900   UNR Industries Inc                                                                                       417,825
           23,100   Valspar                                                                                                  825,825
            1,000   Weirton Steel Corp *                                                                                       7,625
                                                                                                                           6,576,444
                    PRINTING AND PUBLISHING - 1.0%
            7,600   Central Newspapers Class A                                                                               204,250
           17,600   Clear Channel Communications *                                                                         1,001,000
            4,000   Houghton Mifflin Co                                                                                      172,000
           11,200   McClatchy Newspapers Inc                                                                                 264,600
            2,500   Paxar Corp *                                                                                              29,375
            6,400   Plenum Publishing                                                                                        212,800
            7,200   Pulitzer Publishing Co                                                                                   243,000
            5,500   Wiley (John) and Sons Class A                                                                            280,500
                                                                                                                           2,407,525
                    REAL ESTATE - 0.1%
           10,100   Hilb Rogal and Hamilton Co                                                                               118,675
            1,100   Santa Anita Realty Enterprises                                                                            18,563
                                                                                                                             137,238
                    REFINING - 2.2%
           51,700   Diamond Shamrock Inc                                                                                   1,292,500
           11,500   Getty Petroleum Corp *                                                                                   133,688
           16,100   Holly Corp                                                                                               380,363
           51,700   Quaker State Corp                                                                                        749,650
           20,000   Tesoro Petroleum Corp *                                                                                  207,500
           51,900   Tosco Corp                                                                                             1,498,613
           52,900   Valero Energy Corp                                                                                       945,588
            1,600   Vintage Petroleum Inc                                                                                     27,800
                                                                                                                           5,235,702
                    RETAIL TRADE - 7.9%
            6,600   Ann Taylor *                                                                                             217,800
            9,425   Arctco Inc                                                                                               155,513
           24,500   Best Buy Co Inc *                                                                                        529,813
           18,600   Big B Inc                                                                                                267,375
            9,700   Blair Corp                                                                                               328,588
           30,800   Burlington Coat Factory Warehouse *                                                                      346,500
           15,200   Caldor Inc *                                                                                             347,700
              300   Claire's Stores Inc                                                                                        4,163
           17,900   CPI Corp                                                                                                 268,500
            8,800   Crown Books *                                                                                            114,400
            3,000   Dart Group Corp Class A                                                                                  246,000
            7,000   Deb Shops Inc                                                                                             34,125
           10,000   Delchamps Inc                                                                                            172,500
           17,000   Dress Barn Inc *                                                                                         174,250
           19,800   Express Scripts Inc Class A *                                                                            673,200
           19,600   Family Dollar Stores                                                                                     254,800
           26,600   Fastenal Co (a)                                                                                        1,243,550
           20,700   Fay's Inc                                                                                                139,725
            6,780   Genovese Drug Stores Inc Class A                                                                          71,190
           23,300   Giant Food Inc Class A                                                                                   553,375
           33,100   Good Guys Inc *                                                                                          393,063
           21,400   Goody's Family Clothing *                                                                                197,950
            2,900   Gottschalks Inc *                                                                                         22,113
            5,900   Hi-Lo Automotive Inc *                                                                                    61,950
           19,300   House of Fabrics *                                                                                        18,094
           24,300   Ingles Markets                                                                                           236,925
            4,100   Intertan * (a)                                                                                            30,238
           28,400   Lands' End Inc *                                                                                         472,150
            7,400   Lechters Inc *                                                                                           138,750
           13,100   Lillian Vernon Corp                                                                                      240,713
           32,900   Longs Drugstores Corp                                                                                  1,044,575
           13,700   MacFrugals Bargains Close Outs Inc *                                                                     232,900
           20,100   Mercantile Stores                                                                                        836,663
           52,900   Micro Warehouse Inc *                                                                                  1,520,875
            1,500   Oshmans Sporting Goods *                                                                                  10,313
            1,200   Penn Traffic Co *                                                                                         45,300
           20,200   Rite Aid Corp                                                                                            499,950
            1,900   Roses Stores Class B *                                                                                       178
           18,300   Ruddick Corp                                                                                             372,863
              400   Smart & Final Inc                                                                                          6,050
            2,550   Sportmart Inc *                                                                                           23,269
            1,850   Sportmart Inc Class A *                                                                                   12,488
           29,900   Stanhome Inc                                                                                             837,200
           64,650   Staples Inc *                                                                                          1,567,762
            5,600   Stein Mart Inc *                                                                                          62,300
           14,460   Strawbridge and Clothier Class A                                                                         310,890
            6,200   Syms Corp                                                                                                 43,400
           13,900   The Vons Co Inc *                                                                                        276,263
            4,800   Tiffany & Co                                                                                             151,200
              100   Tops Appliance City Inc * (a)                                                                                488
           16,000   Trans World Entertainment Corp *                                                                          88,000
           25,100   Value City Department Stores Inc *                                                                       191,388
           28,200   Venture Stores Inc                                                                                       391,275
           35,300   Waban Inc *                                                                                              697,175
            6,900   Weismarkets Inc                                                                                          176,813
           62,400   Williams-Sonoma Inc                                                                                    1,326,000
              900   Xircom Inc * (a)                                                                                          14,625
            1,400   Younkers Inc *                                                                                            25,200
                                                                                                                          18,720,416
                    SERVICES - 7.1%
            7,300   ABM Industries Inc                                                                                       167,900
           22,000   Adia SA ADR                                                                                              511,500
           13,300   American Business Information *                                                                          234,413
           32,750   Apple South Inc                                                                                          431,376
            3,600   Belo (AH) Corp                                                                                           202,950
            1,200   Berlitz International Inc *                                                                               15,300
            1,500   BET Holdings Inc Class A *                                                                                22,688
            7,500   Borg-Warner Security Corp *                                                                               48,750
           25,000   Bowne and Co Inc                                                                                         428,125
            3,800   C C H Inc                                                                                                 67,450
           15,800   CACI International Inc Class A *                                                                         150,100
           18,100   CDI Corp *                                                                                               398,200
           39,899   Chris Craft Industries Inc *                                                                           1,416,415
            1,600   Dames and Moore Inc                                                                                       21,000
           20,500   Electro Rent Corp *                                                                                      394,625
            3,400   E-Town Corp                                                                                               89,675
           36,200   Fleming Cos                                                                                              705,900
           69,800   Handleman Co                                                                                             741,625
           27,500   Harland (JH) Co                                                                                          622,188
           14,200   International Dairy Queen Inc Class A *                                                                  255,600
              600   Jenny Craig Inc                                                                                            4,350
              225   Jones Intercable Inc *                                                                                     3,656
              611   Jones Intercable Inc Class A *                                                                             9,891
           28,050   La Quinta Motor Inns                                                                                     697,744
           29,600   Lee Enterprises Inc                                                                                    1,069,300
            5,000   Marcus Corp                                                                                              135,000
           20,600   McGrath Rentcorp                                                                                         345,050
           20,800   Nash Finch Co                                                                                            317,200
            8,300   Nashua Corp                                                                                              163,925
           54,100   Outback Steakhouse Inc * (a)                                                                           1,413,363
            8,100   Owens and Minor Holdings Co                                                                              113,400
            8,900   Park Communications *                                                                                    260,325
            2,300   PCA International Inc                                                                                     23,000
           28,300   PHH Corp                                                                                               1,061,250
           32,700   Robert Half International Inc *                                                                          805,238
           25,050   Rollins Inc                                                                                              632,513
           33,600   Safecard Services Inc                                                                                    693,000
            5,000   Safeguard Scientifics Inc *                                                                              116,250
            2,400   Sanifill Inc *                                                                                            56,700
            1,000   Scoreboard Inc *                                                                                           4,500
            4,700   Sevenson Environmental Services                                                                           76,375
            7,300   Sizzler International Inc                                                                                 46,538
            9,000   SPS Transaction Services Corp *                                                                          286,875
           10,800   Super Food Services Inc                                                                                  117,450
            4,000   Total System Services Inc                                                                                 70,500
           15,200   True North Communications Inc                                                                            241,300
               13   Turner Broadcasting System Class B                                                                           250
           11,000   Unifirst Corp                                                                                            132,000
            8,100   United Television Inc *                                                                                  473,850
            2,400   USA Waste Services Inc *                                                                                  26,700
           16,000   Western Waste Industries *                                                                               260,000
           22,400   Westwood One Inc                                                                                         253,400
                                                                                                                          16,836,673
                    TECHNOLOGY - 7.8%
              500   ADC Telecommunications Inc *                                                                              27,875
            2,200   American Business Products                                                                                51,150
           19,450   American Management Systems Inc *                                                                        397,509
            3,800   Ametek Inc                                                                                                67,925
            2,800   Analogic Corp *                                                                                           55,300
           15,750   Andrew Corp *                                                                                            913,500
            2,900   Atari Corp *                                                                                              10,331
           20,800   Atmel Corp *                                                                                             709,800
              600   Aydin Corp *                                                                                               7,275
           13,600   Bay Networks Inc *                                                                                       426,700
            1,900   Bisys Group Inc *                                                                                         36,575
           41,100   Cadence Design Sys Inc *                                                                               1,053,188
            5,300   Caere Corp *                                                                                              53,000
            1,700   Compuware Corp *                                                                                          62,475
            3,575   Control Data Systems Inc                                                                                  25,472
            3,500   CTS Corp                                                                                                 105,000
            2,800   Cubic Corp                                                                                                54,250
            9,600   Dell Computer Corp * (a)                                                                                 398,400
            3,900   Diebold Inc                                                                                              137,963
              300   Dionex Corp *                                                                                             11,925
            6,600   Electronics for Imaging *                                                                                259,050
           17,000   Ennis Business Forms                                                                                     233,750
           40,700   Exabyte *                                                                                                768,213
            2,400   Frame Technology Corp *                                                                                   39,000
            2,100   General Binding Corp                                                                                      31,500
            2,300   Gundle Environmental Systems Inc *                                                                        12,075
           36,400   Integrated Device Tech Inc *                                                                           1,387,750
              900   Intergrated Systems Inc *                                                                                 19,125
            1,100   Ionics Inc *                                                                                              31,625
            5,900   Joslyn Corp                                                                                              147,500
            4,100   MacNeal Schwendler Corp                                                                                   52,788
           44,600   Maxim Intergrated Products *                                                                           1,466,225
            3,000   Methode Electronics Class A                                                                               47,250
            1,250   Millipore Corp                                                                                            66,406
           10,800   Moorco International Inc                                                                                 147,150
            6,700   MTS Systems Corp                                                                                         164,150
           42,000   Network General Corp *                                                                                 1,118,250
            1,100   Osmonics Inc *                                                                                            16,225
           14,800   Peoplesoft Inc *                                                                                         514,300
           62,500   Quantum Corp *                                                                                           921,875
           35,000   Stratacom Inc *                                                                                        1,295,000
           15,840   Sybase Inc *                                                                                             645,480
           27,800   Symbol Technologies Inc *                                                                                726,275
              225   System Software Associates Inc                                                                             5,203
           61,000   Tellabs Inc *                                                                                          3,172,000
            1,300   Thermotrex Corp *                                                                                         18,363
           17,300   United Stationers                                                                                        263,825
            3,200   Walker Interactive Systems *                                                                              23,600
            9,000   Wallace Computer Services                                                                                280,125
                                                                                                                          18,479,691
                    TELECOMMUNICATIONS - 0.4%
           33,800   Federal Signal Corp                                                                                      692,900
            2,963   Millicom International Cellular SA *                                                                      80,742
            8,600   Telco Systems Inc *                                                                                      102,125
                                                                                                                             875,767
                    TEXTILES - 0.1%
              500   Angelica Corp                                                                                             12,750
            1,300   Crown Crafts                                                                                              20,963
            5,000   Quiksilver Inc *                                                                                          90,000
            5,100   Ross Stores Inc                                                                                           59,606
                                                                                                                             183,319
                    TRANSPORTATION - 3.0%
           17,600   AAR Corp                                                                                                 242,000
            1,300   Airborne Freight Corp                                                                                     31,038
           24,800   American President Cos                                                                                   564,200
           46,200   Ball Corp                                                                                              1,513,050
           21,300   Expeditors International of Washington Inc                                                               468,600
            6,500   Florida East Coast Industries Inc                                                                        501,313
            7,700   GRC International Inc *                                                                                  132,825
              507   Heartland Express *                                                                                       14,893
            6,600   International Shipholding Corp                                                                           133,650
            1,100   Offshore Logistics *                                                                                      14,163
            1,200   Oglebay Norton Co                                                                                         40,200
              200   Old Dominion Freight Line *                                                                                3,550
           22,000   OMI Corp *                                                                                               115,500
           33,500   Overseas Shipholding Group Inc                                                                           774,688
           41,200   Swift Transportation Co                                                                                  957,900
            1,300   Thor Industries                                                                                           27,300
           31,400   Wisconsin Central Transportation *                                                                     1,428,700
                                                                                                                           6,963,570
                    UTILITIES - 7.0%
            2,200   AES Corp *                                                                                                40,700
           29,300   American Water Works Co                                                                                  864,350
            2,100   Aquarion Co                                                                                               50,138
           30,300   Atlantic Energy Inc                                                                                      575,700
            3,300   Balder Electric                                                                                           94,050
            7,000   Boston Edison Co                                                                                         171,500
            1,000   California Energy Co Inc *                                                                                17,125
              500   California Water Service Co                                                                               16,000
           52,300   Centerior Energy Corp                                                                                    509,925
           20,700   Central Hudson Gas and Electric Co                                                                       571,838
            3,300   Central Louisiana Electric Inc                                                                            77,550
           38,700   Central Maine Power Co                                                                                   541,800
            5,650   Central Vermont Public Services                                                                           78,394
            3,600   Cilcorp Inc                                                                                              127,350
           14,117   Cinergy Corp                                                                                             349,406
            4,200   CIPSCO Inc                                                                                               123,900
           14,100   Commonwealth Energy Systems                                                                              590,438
           27,400   Delmarva Power and Light Co                                                                              544,575
           78,400   Destec Energy Inc *                                                                                      784,000
            2,000   Digital Systems International Inc *                                                                       13,750
            1,900   DQE                                                                                                       63,888
           10,900   Eastern Enterprises                                                                                      287,488
           12,900   Eastern Utilities Associates                                                                             304,763
            1,700   Energen Corp                                                                                              37,400
            4,579   Entergy Corp                                                                                             102,455
            1,000   Franklin Electric Inc                                                                                     33,750
              700   Green Mountain Power Corp                                                                                 19,513
            1,700   Idaho Power Co                                                                                            42,713
            1,600   IES Industries                                                                                            43,800
            3,600   Illinova Corp                                                                                             84,150
            1,500   Interstate Power Co                                                                                       36,750
            4,700   Iowa Illinois Gas and Electric Co                                                                        102,225
            1,800   Ipalco Enterprises Inc                                                                                    59,175
            1,700   IWC Resources Corp                                                                                        33,150
            1,400   Kansas City Power and Light Co                                                                            33,425
            1,700   Ku Energy Corp                                                                                            47,388
            1,700   LG & E Energy Corp                                                                                        66,088
            3,562   Magma Power Co *                                                                                         137,360
            9,200   Midwest Resources                                                                                        133,400
            1,000   Minnesota Power and Light Co                                                                              25,875
            3,900   Montana Power Co                                                                                          92,625
            6,300   Nevada Power Co                                                                                          130,725
           11,600   New York State Electric and Gas Corp                                                                     249,400
            6,600   Oklahoma Gas and Electric Co                                                                             233,475
               80   Pacific Crest Capital Inc *                                                                                  320
            2,000   Pennsylvania Enterprises Inc                                                                              57,500
            3,900   Peoples Energy Corp                                                                                      102,375
            9,900   Pinnacle West Capital Corp                                                                               212,850
          125,500   Portland General Electric Co                                                                           2,557,063
          122,100   Public Services Co of New Mexico *                                                                     1,572,038
           26,500   Puget Sound Power and Light Co                                                                           573,063
            3,000   Republic Waste Industries *                                                                                9,938
           43,200   Rochester Gas and Electric Corp                                                                          945,000
           23,700   Sierra Pacific Resources                                                                                 479,925
              800   South Jersey Industries                                                                                   16,000
            1,470   Southeastern Michigan Gas Enterprises                                                                     29,033
            6,300   Southern California Water Co                                                                             109,463
            2,100   Southern Indiana Gas and Electric Co                                                                      61,163
            1,100   Southwesten Public Services Co                                                                            32,038
           15,200   TNP Enterprises Inc                                                                                      228,000
            8,406   Transco Energy Co                                                                                        149,207
           24,100   Tucson Electric Power Co *                                                                                87,363
              600   UGI Corp                                                                                                  12,150
           12,100   United Illuminating Co                                                                                   402,325
           11,848   United Water Resources Inc                                                                               161,429
              900   Utilicorp United Inc                                                                                      25,988
            4,200   Washington Water Power                                                                                    63,000
              500   Wisconsin Power and Light Holding Co                                                                      15,063
            1,300   WPS Resources Corp                                                                                        38,188
            1,300   Yankee Energy System Inc                                                                                  28,275
                                                                                                                          16,512,227

                    TOTAL STOCK (Cost $213,885,660)                                                                      230,848,363

     PAR VALUE      SHORT-TERM INVESTMENTS - 10.1%
                    REPURCHASE AGREEMENTS - 5.2%
$       2,849,575   Prudential Securities Group, Inc. Repurchase Agreement
                    dated 2/28/95, due 3/1/95, with a maturity value of $2,850,030 and an effective yield of 5.75%, collateralized by U.S. Government
                    Agency Obligations with rates ranging from 3.64% to 11.62%, maturities ranging from 5/1/00 to 10/25/24, and with an aggregate
                    market value of $2,906,517.                                                                            2,849,575

        9,404,322   Salomon Brothers Repurchase  Agreement,  dated 2/28/95,  due
                    3/1/95, with a maturity value of $9,405,785 and an effective yield of 5.60%,  collateralized by a U.S. Treasury Bond with a rate of 6.25%, a maturity date of 8/15/23,
                    and with an aggregate market value of $9,660,551.                                                      9,404,322
                                                                                                                          12,253,897
                    U.S. GOVERNMENT - 0.2%
          500,000   U.S. Treasury Bill, 4.92% due 3/2/95 (b)                                                                 499,922

                    CASH EQUIVALENTS - 4.7%
           54,088   Bank of Boston Time Deposit, 6.16% due 3/1/95                                                             54,088
        7,197,674   Dreyfus Cash Management Money Market Fund Plus, A Shares                                               7,197,674
          560,936   National Westminster Time Deposit, 6.05% due 3/1/95                                                      560,936
        3,155,849   Provident Institutional Prime Money Market Fund                                                        3,155,849
                                                                                                                          10,968,547

                    TOTAL SHORT-TERM INVESTMENTS (at amortized cost)                                                      23,722,366

                    TOTAL INVESTMENTS - 108.0%
                    (Cost $237,608,026) * *                                                               $              254,570,729

                    Other Assets and Liabilities (net) - (8.0%)                                                         (18,790,082)

                    TOTAL NET ASSETS - 100.0%                                                             $              235,780,647

                    NOTES TO THE SCHEDULE OF INVESTMENTS:

                    ADR American Depositary Receipt

                    (a)     All or a portion of this security is on loan.

                    (b)     This security is held as collateral for open futures contracts.

                    *       Non-income producing security

                    **      The aggregate identified cost for federal income
                            tax purposes is  $237,646,141,  resulting in gross
                            unrealized   appreciation   and   depreciation  of
                            $25,158,415 and $8,233,827,  respectively, and net
                            unrealized appreciation of $16,924,588.

              See accompanying notes to the financial statements.

GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995

ASSETS:
  Investments, at value (cost $213,885,660) (Note 1)               $         230,848,363
  Short-term investments, at amortized cost (Note 1)                          23,722,366
  Receivable for investments sold                                             23,111,907
  Receivable for Fund shares sold                                                521,815
  Dividends and interest receivable                                              311,645
  Receivable for variation margin on open futures contracts                       87,141
  Receivable for expenses waived or borne by Manager (Note 2)                      7,861

    Total assets                                                             278,611,098


LIABILITIES:
  Payable for investments purchased                                           19,513,375
  Payable for Fund shares repurchased                                         12,208,915
  Payable upon return of securities loaned (Note 1)                           10,961,415
  Payable to affiliate for management fee  (Note 2)                               72,108
  Accrued expenses                                                                74,638

    Total liabilities                                                         42,830,451


NET ASSETS (equivalent to $13.61 per share based
  on 17,325,736 shares outstanding, unlimited shares authorized)   $         235,780,647



NET ASSETS CONSIST OF:
  Paid-in capital                                                  $         210,300,226
  Undistributed net investment income                                            707,076
  Accumulated net realized gain on investments and
   closed futures contracts                                                    7,270,940
  Net unrealized appreciation of investments and open futures
   contracts                                                                  17,502,405

    NET ASSETS                                                     $         235,780,647

              See accompanying notes to the financial statements.





GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - YEAR ENDED FEBRUARY 28, 1995

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $863)                     $   2,998,140
  Interest (including securities lending income of $71,659)              520,458

    Total income                                                       3,518,598

EXPENSES:
  Management fee (Note 2)                                                865,852
  Custodian and transfer agent fees                                       83,274
  Audit fees                                                              53,078
  Legal fees                                                               7,010
  Registration fees                                                        5,528
  Insurance                                                                2,058
  Trustee fee (Note 2)                                                       869
  Miscellaneous                                                            1,095

    Total expenses                                                     1,018,764

    Less:  expenses waived or borne by Manager (Note 2)                 (187,546)

    Net expenses                                                         831,218

      Net investment income                                            2,687,380


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FUTURES CONTRACTS:
    Net realized gain (loss) on:
      Investments                                                     15,256,562
      Closed futures contracts                                          (569,321)
        Net realized gain                                             14,687,241

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                     (8,973,117)
      Open futures contracts                                             408,125
        Net unrealized loss                                           (8,564,992)

      Net realized and unrealized gain on investments
         and futures contracts                                         6,122,249


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   8,809,629

              See accompanying notes to the financial statements.



GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 YEAR ENDED
                                                                  FEBRUARY 28, 1995      FEBRUARY 28, 1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                        $           2,687,380   $          2,074,574
  Net realized gain on investments
    and closed futures contracts                                          14,687,241             10,560,435
  Change in net unrealized appreciation (depreciation)
    on investments and open futures contracts                             (8,564,992)             8,634,849

  Net increase in net assets resulting from operations                     8,809,629             21,269,858

Distributions to shareholders from:
  Net investment income                                                   (2,478,510)            (2,016,452)
  Net realized gains                                                     (13,249,265)            (4,787,721)

                                                                         (15,727,775)            (6,804,173)

Fund share transactions:  (Note 5)
  Proceeds from sale of shares                                           106,039,496             57,853,253
  Net asset value of shares issued to shareholders
    in payment of distributions declared                                  13,476,187              5,529,115
  Cost of shares repurchased                                             (28,102,815)           (28,793,929)

  Net increase in net assets resulting
    from Fund share transactions                                          91,412,868             34,588,439

  Total increase in net assets                                            84,494,722             49,054,124

NET ASSETS:
  Beginning of period                                                    151,285,925            102,231,801

  End of period (including undistributed net
    investment income of $707,076 and
    $460,639, respectively)                                    $         235,780,647   $        151,285,925

              See accompanying notes to the financial statements.







GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR ENDED FEBRUARY 28/29,
                                             1995           1994           1993           1992*

NET ASSET VALUE, BEGINNING OF PERIOD       $ 14.31        $ 12.68        $ 11.12        $ 10.00

Income from investment operations:
  Net investment income (a)                   0.20           0.21           0.22           0.04
  Net realized and unrealized gain
   on investments and futures contracts       0.34           2.14           1.59           1.08

    Total from investment operations          0.54           2.35           1.81           1.12

Less distributions to shareholders:
  From net investment income                 (0.20)         (0.22)         (0.21)             -
  From net realized gains                    (1.04)         (0.50)         (0.04)             -

    Total distributions                      (1.24)         (0.72)         (0.25)             -

NET ASSET VALUE, END OF PERIOD             $ 13.61        $ 14.31        $ 12.68        $ 11.12

TOTAL RETURN (B)                              4.48%         18.97%         16.46%         11.20%


RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period       $       235,781 $      151,286 $      102,232$        58,258
   Net expenses to average
     daily net assets (a)                     0.48%          0.48%          0.49%          0.49%**
   Net investment income to average
     daily net assets (a)                     1.55%          1.66%          2.02%          2.19%**
   Portfolio turnover rate                      54%            30%             3%             0%

*    For the period from the commencement of operations, December 31, 1991 to February 29, 1992.
**   Annualized.
(a)  Net of fees and expenses voluntarily waived or borne by the Manager of $.01, $.02, $.02, and $.01 per share for the fiscal years ended 1995, 1994 and 1993 and for the period ended February 29, 1992, respectively.
(b)  Calculation  excludes  subscription  and redemption fees. The total returns would have been  lower had  certain  expenses  not been  waived  during the periods shown.

              See accompanying notes to the financial statements.




GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Core II Secondaries Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P Mid Cap 400 index and on such other domestic stock indices as the Manager may deem appropriate. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of February 28, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1995, the Fund loaned securities having a market value of $10,447,364, collateralized by cash in the amount of $10,968,547, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, partnership interests, non-taxable dividends and losses deferred due to wash sales.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           UNDISTRIBUTED NET INVESTMENT            ACCUMULATED NET REALIZED
                      INCOME                               GAIN                     PAID-IN CAPITAL
                    $37,567                             ($37,567)                         -

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases and redemptions of Fund shares is .75% of the amount invested and redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the year ended February 28, 1995, the Fund received $174,223 in purchase premiums and $277 in redemption premiums.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the year ended February 28, 1995, was $869. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1995 aggregated $174,786,081 and $93,504,081, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 20% of the outstanding shares of the Fund were held by one shareholder.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   YEAR ENDED        YEAR ENDED
                                               FEBRUARY 28, 1995  FEBRUARY 28, 1994
Shares sold                                         7,782,253        4,169,190
Shares issued to shareholders in reinvestment
  of distributions                                  1,047,874          408,736
Shares repurchased                                 (2,079,900)      (2,066,228)

Net increase                                        6,750,227        2,511,698

Fund shares:
  Beginning of period                              10,575,509        8,063,811
  End of period                                    17,325,736       10,575,509

6.   FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at February 28, 1995, is as follows:

      NUMBER OF
      CONTRACTS                                                                                 NET UNREALIZED
                          TYPE                      EXPIRATION DATE         CONTRACT VALUE       APPRECIATION
      153           S & P Mid Cap 400                 March 1995          $      13,727,925   $          539,702

     At February 28, 1995, the Fund had cash and/or securities to cover any margin requirements on these contracts.

                                                           * * *

GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS - (UNAUDITED)


     For  the  fiscal  year  ended   February  28,  1995,   all  of  the  Fund's
     distributions are from investment company taxable income, except that the Fund has designated 81.73% of distributions as net capital gain dividends.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees of GMO Trust and the Shareholders of GMO Fundamental Value Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Fundamental Value Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 10, 1995





GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

   SHARES    DESCRIPTION                                                                                   VALUE ($)


             STOCK - 97.5%
             AEROSPACE - 1.3%
    60,000   Rockwell International Corp                                                                          2,310,000

             AUTOMOTIVE - 1.8%
    10,000   Chrysler Corp                                                                                          435,000
    20,000   General Motors Corp                                                                                    852,500
    25,000   Intermet Corp *                                                                                        187,500
    25,000   Mascotech Industries Inc Convertible Preferred $1.20                                                   346,875
    25,000   Navistar International Corp Preferred $6.00                                                          1,306,250
    25,000   TBC Corp *                                                                                             253,125
                                                                                                                  3,381,250
             BANKING AND FINANCIAL SERVICES - 6.2%
    75,000   American Express Co                                                                                  2,531,250
    15,000   Chase Manhattan Corp                                                                                   538,125
    45,000   Chemical Banking Corp                                                                                1,805,625
    10,000   Citicorp                                                                                               450,000
     2,500   Citicorp Convertible Preferred 10.75%                                                                  308,125
    45,000   Citicorp Convertible Preferred $1.21                                                                   866,250
    12,500   First Interstate Bancorp                                                                             1,017,188
    15,000   Great Western Financial                                                                                281,250
     5,000   John Nuveen and Company Inc Class A                                                                    116,250
     5,000   Nationsbank Corp                                                                                       249,375
     5,000   Republic New York Corp                                                                                 249,375
    25,000   Salomon 6.75% "DEC" Equity Linked Security (Elks) (b)                                                  834,375
    20,000   Shawmut National Corp                                                                                  512,500
    20,000   Summit Properties Inc                                                                                  340,000
    30,000   Travelers Inc                                                                                        1,166,250
                                                                                                                 11,265,938
             CHEMICALS - 3.7%
    97,500   Baxter International Inc                                                                             3,034,678
    25,000   Borden Chemical and Plastics LP                                                                        437,500
    25,000   Georgia Gulf Corp *                                                                                    750,000
    10,000   Grace (WR) and Co                                                                                      450,000
    12,500   IMC Global Inc                                                                                         584,375
    20,000   Olin Corp Convertible Preferred Series A $3.64 (a)                                                   1,007,500
    20,000   Praxair Inc                                                                                            452,500
                                                                                                                  6,716,553
             COMMUNICATIONS - 0.2%
    10,000   BCE Inc                                                                                                308,750

             COMPUTER AND DATA PROCESSING SERVICES - 0.7%
   200,000   SHL System House *                                                                                   1,200,000

             COMPUTER AND OFFICE EQUIPMENT - 0.3%
    10,000   Seagate Technology *                                                                                   240,000
     7,500   Storage Technology Convertible Preferred 7.00%                                                         388,125
                                                                                                                    628,125
             CONSTRUCTION - 1.5%
    25,000   Fleetwood Enterprises Inc                                                                              546,875
    12,500   Halliburton Co                                                                                         465,625
    49,500   Owens Corning Fiberglass Corp * (a)                                                                  1,664,438
                                                                                                                  2,676,938
             CONSUMER GOODS - 7.8%
    25,000   American Safety Razor Co *                                                                             306,250
    75,000   Black and Decker Corp                                                                                2,006,250
    50,000   Burlington Industries Inc *                                                                            550,000
    27,500   Corning Inc                                                                                            883,438
    95,000   Eastman Kodak Co                                                                                     4,845,000
    25,000   Maytag Corp                                                                                            412,500
    10,000   Premark International Inc                                                                              432,500
    15,000   Procter and Gamble Co                                                                                  997,500
    25,000   United States Shoe Corp                                                                                475,000
   250,000   Westinghouse Electric Corp Convertible Preferred $1.30 144A                                          3,406,250
                                                                                                                 14,314,688
             ELECTRONIC EQUIPMENT - 0.5%
    10,000   Kuhlman Corp (a)                                                                                       123,750
    15,000   Philips NV ADR                                                                                         493,125
     7,500   Teradyne Inc *                                                                                         272,813
                                                                                                                    889,688
             FOOD AND BEVERAGE - 4.2%
     5,000   Anheuser-Busch Cos Inc                                                                                 281,875
    30,000   Coca Cola Enterprises Inc                                                                              615,000
    25,000   Coors (Adolph) Co                                                                                      406,250
    50,000   Nestle SA ADR                                                                                        2,405,010
   500,000   RJR Nabisco Holdings Convertible Preferred Series C 9.25%                                            2,937,500
    15,000   Sara Lee Corp                                                                                          393,750
    13,000   Smith Food and Drug Center Class B                                                                     349,375
    10,000   Supervalu Inc                                                                                          257,500
                                                                                                                  7,646,260
             HEALTH CARE - 1.0%
     4,600   Bard (C R)                                                                                             123,050
    50,000   Beverly Enterprises Inc *                                                                              650,000
    25,000   Community Psychiatric Centers                                                                          290,625
    15,000   Glaxo Plc ADR (a)                                                                                      301,875
    10,000   National Medical Enterprises *                                                                         155,000
     7,500   Upjohn Co                                                                                              264,375
                                                                                                                  1,784,925
             INSURANCE - 9.5%
    25,000   Aetna Life and Casualty Co                                                                           1,343,750
    92,500   Alexander & Alexander Services Inc                                                                   2,011,875
    25,000   Alexander & Alexander Services Inc Convertible
               Preferred Series A $3.625                                                                          1,081,250
    25,000   Allstate Corp                                                                                          687,500
     5,000   AON Corp                                                                                               173,750
    12,500   Cigna Corp                                                                                             946,875
   150,000   Continental Corp                                                                                     2,906,250
    17,500   First Colony Corp                                                                                      391,563
    12,500   Gallagher (Arthur J) and Co                                                                            437,500
     5,000   John Alden Financial Corp                                                                              143,750
    10,000   Kemper Corp                                                                                            402,500
    20,000   Liberty Corp                                                                                           537,500
    17,500   Life Re Corp                                                                                           347,813
    15,000   National Re Corp                                                                                       455,625
   125,000   Reliance Group Holdings Inc                                                                            687,500
    10,000   Sedgwick Group ADR                                                                                     122,473
    20,000   TIG Holdings Inc                                                                                       415,000
    22,500   Transamerica Corp                                                                                    1,229,063
    65,356   USF & G Corp                                                                                           931,316
     7,500   USLIFE Corp                                                                                            285,938
    10,000   Vesta Insurance Group Inc                                                                              300,000
    25,000   Washington National Corp                                                                               462,500
    75,000   Willis Corroon Group Plc ADR                                                                           843,750
     5,000   Zurich Reinsurance Centre Inc *                                                                        151,250
                                                                                                                 17,296,291
             MACHINERY - 2.2%
    10,000   Allegheny Ludlum Corp                                                                                  211,250
    50,000   CBI Industries Inc                                                                                   1,212,500
    15,000   Cincinnati Milacron Inc                                                                                315,000
    15,000   Cummins Engine Inc                                                                                     682,500
    22,500   FMC Corp *                                                                                           1,316,250
     5,000   Giddings and Lewis Inc                                                                                  85,000
    30,000   Northwestern Steel and Wire *                                                                          191,250
                                                                                                                  4,013,750
             MANUFACTURING - 6.1%
    25,000   General Electric Co                                                                                  1,371,875
    50,000   Instrument Systems Corp *                                                                              450,000
    27,500   International Business Machines Corp                                                                 2,069,375
   105,000   Mascotech Industries Inc                                                                             1,286,250
     9,100   Minnesota Mining and Manufacturing                                                                     498,225
   112,500   Teledyne Inc                                                                                         2,601,563
     1,125   Teledyne Inc Preferred Stock Series E                                                                   16,875
    25,000   United Technologies Corp                                                                             1,659,375
    75,000   Westinghouse Electric Corp                                                                           1,162,500
                                                                                                                 11,116,038
             METALS AND MINING - 1.4%
    10,000   Alcan Aluminum Ltd                                                                                     242,500
    15,000   Asarco Inc                                                                                             408,750
     5,000   Battle Mountain Gold Convertible Preferred $3.25                                                       265,000
     5,000   Cyprus Amax Minerals Co                                                                                135,000
     5,000   Echo Bay Financial Convertible Preferred Series A $1.75                                                141,875
    30,000   Falconbridge Ltd                                                                                       493,212
     5,000   Inco Ltd (a)                                                                                           134,375
     5,000   Newmont Mining Corp                                                                                    180,625
    15,000   Placer Dome Inc                                                                                        305,625
     6,000   Santa Fe Pacific Gold Corp *                                                                            65,250
    25,000   Sherritt Inc *                                                                                         229,088
                                                                                                                  2,601,300
             MISCELLANEOUS - 1.8%
    25,000   Brascan Ltd                                                                                            328,125
    50,000   Freeport-McMoran Corp Preferred                                                                      1,625,000
    10,000   Pittston Minerals Group                                                                                207,500
    65,000   Wellcome Plc ADR                                                                                     1,048,125
                                                                                                                  3,208,750
             OIL AND GAS - 7.3%
    10,000   Alberta Energy Company Ltd                                                                             134,758
    10,000   Amerada Hess Corp                                                                                      490,000
     5,000   Atlantic Richfield Co                                                                                  548,125
     5,000   Atlantic Richfield Co Convertible Preferred 9.00%                                                      122,500
    10,000   Dresser Industries Inc                                                                                 206,250
    30,000   Enserch Corp                                                                                           420,000
    50,000   Global Marine Inc *                                                                                    206,250
     5,000   Kerr-McGee Corp                                                                                        251,875
   100,000   Lasmo Plc ADR *                                                                                        712,500
   125,000   Maxus Energy Corp *                                                                                    484,375
    20,500   Mitchell Energy Class A                                                                                338,250
    15,000   Mitchell Energy Class B                                                                                226,875
   125,000   Noram Energy Corp                                                                                      703,125
    35,000   Occidental Petroleum Corp                                                                              695,625
    25,000   Oryx Energy Co *                                                                                       275,000
    12,500   Questar Corp                                                                                           360,938
    15,000   Reading and Bates Corp Preferred $1.625                                                                375,000
    25,000   Santa Fe Energy Resources Inc Convertible Preferred 8.25%                                              225,000
    10,000   Texaco Inc                                                                                             637,500
     7,500   Tidewater Inc                                                                                          147,188
    10,000   Union Texas Petroleum Holdings                                                                         192,500
    50,000   Unocal Corp                                                                                          1,418,750
    25,000   Unocal Corp Convertible Preferred $3.50 144A                                                         1,281,250
    65,000   USX - Marathon Group                                                                                 1,056,250
    60,000   Williams Companies Inc                                                                               1,725,000
    10,000   YPF Sociedad Anonima ADR                                                                               190,000
                                                                                                                 13,424,884
             PAPER AND ALLIED PRODUCTS - 0.3%
    15,000   Weyerhaeuser Co                                                                                        611,250

             PHARMACEUTICALS - 1.0%
    10,000   Allergan Inc                                                                                           288,750
    20,000   Lilly (Eli) & Co                                                                                     1,340,000
    10,000   Teva Pharmaceutical ADR                                                                                259,375
                                                                                                                  1,888,125
             PRIMARY PROCESSING - 4.7%
    40,000   Armco Inc *                                                                                            265,000
     5,000   Armco Inc Convertible Preferred $3.625                                                                 251,250
    17,500   Bethlehem Steel Corp *                                                                                 273,438
    25,000   Boise Cascade Corp Preferred Series G $1.58                                                            684,375
     5,000   Champion International Corp                                                                            205,625
     5,000   Dow Chemical Co                                                                                        335,000
     5,000   Du Pont (E I) De Nemours & Co Inc                                                                      280,625
    10,000   Inland Steel Industries Inc *                                                                          287,500
     5,000   International Paper Co                                                                                 381,875
    50,000   James River Corp                                                                                     1,231,250
    97,500   James River Corp Convertible Preferred 9.00%                                                         2,218,125
     5,000   LTV Corp *                                                                                              76,875
    30,000   National Steel Corp Class B *                                                                          495,000
    10,000   Pope and Talbot                                                                                        165,000
    22,500   USX-US Steel Group Inc                                                                                 748,125
    95,000   Weirton Steel Corp *                                                                                   724,375
                                                                                                                  8,623,438
             PRINTING AND PUBLISHING - 0.2%
     5,000   Dun and Bradstreet Corp                                                                                258,125
    10,000   Saatchi & Saatchi Plc ADR *                                                                             45,000
                                                                                                                    303,125
             REAL ESTATE - 2.8%
    55,000   AMLI Residential Properties Trust                                                                    1,038,125
    50,000   Crown American Realty                                                                                  618,750
   100,000   Debartolo Realty Corp                                                                                1,400,000
    15,000   Irvine Apartment Communities                                                                           238,125
    75,000   JP Realty Inc                                                                                        1,500,000
    25,000   Regency Realty Corp                                                                                    412,500
                                                                                                                  5,207,500
             REFINING - 1.3%
    25,000   Ashland Inc Convertible Preferred $3.125                                                             1,343,750
    20,000   Imperial Oil Ltd                                                                                       680,000
    15,000   Sun Co Inc                                                                                             436,875
                                                                                                                  2,460,625
             RETAIL TRADE - 5.4%
    25,000   American Stores Co                                                                                     612,500
    40,000   Federated Department Stores *                                                                          880,000
   100,000   Food Lion Inc (a)                                                                                      562,500
    75,000   Kmart                                                                                                  956,250
   125,000   Price/Costco Inc *                                                                                   1,703,125
    12,500   Rite Aid Corp                                                                                          309,375
    25,000   Scotts Company Class A *                                                                               462,500
    25,000   Sears Roebuck & Co                                                                                   1,231,250
    10,000   The Limited Inc                                                                                        175,000
    15,000   TJX Cos Inc                                                                                            202,500
   110,000   Wal-Mart Stores Inc                                                                                  2,612,500
    10,000   Williams-Sonoma Inc                                                                                    212,500
                                                                                                                  9,920,000
             SERVICES - 1.6%
    10,000   Fleming Cos                                                                                            195,000
    25,000   Host Marriott Corp *                                                                                   275,000
    25,000   International Technology Corp * (a)                                                                     68,750
    15,000   International Technology Corp Convertible Preferred 7.00%                                              255,000
     5,000   Lee Enterprises Inc                                                                                    180,625
    25,000   Morningstar Group Inc *                                                                                179,688
    20,000   Noram Energy Corp Convertible Preferred Series A $3.00                                                 682,500
    15,000   Pinkertons Inc *                                                                                       266,250
    15,000   Tele-Communications Class A *                                                                          341,250
     2,500   Time Warner Inc                                                                                         96,563
    10,000   USA Waste Services Inc *                                                                               111,250
    18,750   Wackenhut Corp Class B                                                                                 260,156
                                                                                                                  2,912,032
             TECHNOLOGY - 5.5%
    50,000   Avnet Inc                                                                                            1,937,500
    15,000   Bay Networks Inc *                                                                                     470,625
    35,000   Cray Research Inc *                                                                                    590,625
    15,000   Cytec Industries Inc *                                                                                 581,250
    35,000   Data General *                                                                                         275,625
    87,500   Digital Equipment Corp *                                                                             2,931,250
     2,500   Emerson Electric                                                                                       165,313
    15,000   Fisher Scientific                                                                                      405,000
     5,000   Intel Corp                                                                                             398,750
     5,000   Moorco International Inc                                                                                68,125
    14,600   Moore Corp Ltd (a)                                                                                     270,100
     5,000   SCI Systems Inc *                                                                                       90,625
    10,000   Storage Technology Corp *                                                                              217,500
    72,500   Tandem Computers Inc *                                                                               1,232,500
     5,000   Xerox Corp                                                                                             554,375
                                                                                                                 10,189,163
             TELECOMMUNICATIONS - 4.7%
    12,500   AT & T Corp                                                                                            646,875
     5,000   Bell Atlantic Corp (a)                                                                                 268,125
    15,000   Comsat Corp                                                                                            266,250
   122,500   GTE Corp                                                                                             4,088,438
    60,000   MCI Communications                                                                                   1,207,500
    25,000   Pacific Telesis Group                                                                                  750,000
     5,000   Sprint Corp                                                                                            146,250
    30,000   US West Inc                                                                                          1,162,500
                                                                                                                  8,535,938
             TEXTILE - 0.1%
    10,000   Kellwood Co                                                                                            176,250

             TOBACCO - 0.8%
    10,000   BAT Industries Plc ADR                                                                                 132,500
    57,500   Hanson Plc ADR (a)                                                                                   1,078,125
     2,500   Loews Corp                                                                                             242,813
                                                                                                                  1,453,438
             TRANSPORTATION - 3.6%
    22,500   AMR Corp *                                                                                           1,375,313
     5,000   Burlington Northern Inc                                                                                280,000
    75,000   Canadian Pacific Ltd                                                                                 1,050,000
     5,000   Consolidated Freightways Inc Preferred Series C $1.54                                                  119,375
     7,500   Delta Air Lines Inc                                                                                    435,000
     3,500   Delta Air Lines Inc Convertible Preferred Series C $3.50                                               174,125
    25,000   Gencorp Inc                                                                                            337,500
    20,000   Hunt JB Transportation Services Inc                                                                    390,000
    25,000   Navistar International Corp *                                                                          362,500
    10,000   Overseas Shipholding Group Inc                                                                         231,250
    25,000   Ryder System Inc                                                                                       581,250
    10,000   Skywest Inc                                                                                            145,000
    30,000   Southern Pacific Rail Corp *                                                                           536,250
    15,000   USAir Group Inc *                                                                                       88,125
    15,000   USAir Group Inc Cumulative Convertible Preferred
                Series B $4.375                                                                                     408,750
                                                                                                                  6,514,438
             UTILITIES - 7.8%
    75,000   Centerior Energy Corp                                                                                  731,250
    35,000   Cinergy Corp                                                                                           866,250
    10,000   CMS Energy Corp                                                                                        240,000
    20,000   Detroit Edison Co                                                                                      572,500
    25,000   DPL Inc                                                                                                521,875
    50,000   Entergy Corp                                                                                         1,118,750
    10,000   General Public Utilities                                                                               302,500
    10,000   Illinova Corp                                                                                          233,750
    25,000   Niagara Mohawk Power Corp                                                                              371,875
    22,500   Northeast Utilities (a)                                                                                511,875
    25,000   Ohio Edison Co                                                                                         525,000
    10,000   Pacific Gas and Electric Co                                                                            256,250
    25,000   PacifiCorp                                                                                             478,125
   120,000   Panhandle Eastern Corp                                                                               2,700,000
    10,000   Public Service Enterprise Group Inc                                                                    291,250
     5,000   Public Services Co of New Mexico *                                                                      64,375
    35,000   Tenneco Inc                                                                                          1,592,515
    45,000   Texas Utilities Co                                                                                   1,479,375
    50,000   TransCanada Pipeline Ltd                                                                               662,500
     7,532   Transco Energy Co                                                                                      133,693
    20,000   Unicom Corp                                                                                            510,000
    20,000   USX-Delhi Group                                                                                        165,000
                                                                                                                 14,328,708
             WHOLESALE TRADE - 0.2%
    20,000   Ogden Corp                                                                                             427,500


             TOTAL STOCK (Cost $166,736,093)                                                                    178,335,658

             SHORT-TERM INVESTMENTS - 7.0%
 PAR VALUE   REPURCHASE AGREEMENT - 3.6%
$6,685,539   Salomon Brothers Repurchase  Agreement,  dated 2/28/95, due 3/1/95, with a  maturity  value of  $6,686,579  and an  effective  yield of
             5.60%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, a maturity date of 8/15/23,
             and with an aggregate market value of $6,867,693.                                                    6,685,539

             U.S. GOVERNMENT - 0.1%
   115,000   U.S. Treasury Bill, 5.29% due 3/16/95                                                                  114,747

             CASH EQUIVALENTS - 3.3%
 1,939,199   Bank of Boston Time Deposit                                                                          1,939,199
   991,089   Dreyfus Cash Management Money Market Fund Plus, A Shares                                               991,089
 1,304,015   National Westminster Time Deposit                                                                    1,304,015
 1,710,397   Provident Institutional Prime Money Market Fund                                                      1,710,397
                                                                                                                  5,944,700

             TOTAL SHORT-TERM INVESTMENTS (at amortized cost)                                                    12,744,986

             TOTAL INVESTMENTS - 104.5%
             (Cost $179,481,079) * *                                                                            191,080,644

             Other Assets and Liabilities (net) - (4.5%)                                                         (8,209,737)

             TOTAL NET ASSETS - 100.0%                                                           $              182,870,907

             Notes to the Schedule of Investments:

             ADR  American Depositary Receipt

             144A      Securities exempt from  registration  under Rule 144A of
                       the  Securities  Act of 1933.  These  securities  may be
                       resold  in   transactions   exempt  from   registration,
                       normally to qualified, institutional buyers.

             (a)       All or a portion of this security is on loan.

             (b)       A  derivative  security  whose  price is  linked  to the
                       common stock of Digital Equipment Corporation.  Interest
                       is paid  quarterly  at an  annual  rate of  6.75% of the
                       offering  price  of  $37.50.  The  redemption  value  is
                       determined  by the ten days' average  closing  prices of
                       Digital   Equipment  common  stock  but  not  to  exceed
                       $50.625.

             *         Non-income producing security.

             **        The aggregate  identified  cost for federal  income tax
                       purposes is  $180,294,666,  resulting in gross unrealized
                       appreciation   and   depreciation   of  $18,056,665   and
                       $7,270,687, respectively, and net unrealized appreciation
                       of $10,785,978.

              See accompanying notes to the financial statements.


GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995


ASSETS:
  Investments, at value (cost $166,736,093) (Note 1)               $         178,335,658
  Short-term investments, at amortized cost (Note 1)                          12,744,986
  Receivable for investments sold                                                943,649
  Dividends and interest receivable                                              668,906
  Receivable for expenses waived or borne by Manager (Note 2)                      4,760

    Total assets                                                             192,697,959



LIABILITIES:
  Payable for investments purchased                                            3,710,185
  Payable upon return of securities loaned (Note 1)                            5,944,095
  Payable to affiliate for management fee  (Note 2)                              104,077
  Accrued expenses                                                                68,695

    Total liabilities                                                          9,827,052




NET ASSETS(equivalent to $12.54 per share based
  on 14,581,927 shares outstanding, unlimited shares authorized)   $         182,870,907



NET ASSETS CONSIST OF:
  Paid-in capital                                                  $         167,992,729
  Undistributed net investment income                                            890,128
  Accumulated net realized gain on investments and
   closed futures contracts                                                    2,388,485
  Net unrealized appreciation on investments                                  11,599,565


    NET ASSETS                                                     $         182,870,907



              See accompanying notes to the financial statements.




GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - YEAR ENDED FEBRUARY 28, 1995

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $54,075)                  $   5,822,051
  Interest (including securities lending income of $18,706)              392,038

    Total income                                                       6,214,089

EXPENSES:
  Management fee (Note 2)                                              1,297,348
  Custodian and transfer agent fees                                       59,763
  Audit fees                                                              45,184
  Legal fees                                                               7,061
  Registration fees                                                        2,617
  Insurance                                                                2,038
  Trustee fee (Note 2)                                                       837
  Miscellaneous                                                              750

    Total expenses                                                     1,415,598

    Less:  expenses waived or borne by Manager (Note 2)                 (118,250)

    Net expenses                                                       1,297,348

      Net investment income                                            4,916,741

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FUTURES CONTRACTS:
    Net realized gain (loss) on:
      Investments                                                      7,529,398
      Closed futures contracts                                          (157,926)
        Net realized gain                                              7,371,472

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                      1,366,446
      Open futures contracts                                              21,391
        Net unrealized gain                                            1,387,837

      Net realized and unrealized gain on investments
         and futures contracts                                         8,759,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  13,676,050


              See accompanying notes to the financial statements.




GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS


                                                                               YEAR ENDED
                                                                FEBRUARY 28, 1995      FEBRUARY 28, 1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                     $           4,916,741   $          2,616,010
  Net realized gain on investments
    and closed futures contracts                                        7,371,472              8,955,513
  Change in net unrealized appreciation (depreciation)
    on investments and open futures contracts                           1,387,837              4,887,710

  Net increase in net assets resulting from operations                 13,676,050             16,459,233

Distributions to shareholders from:
  Net investment income                                                (4,583,693)            (2,354,352)
  Net realized gains                                                   (7,395,946)            (8,047,558)

                                                                      (11,979,639)           (10,401,910)

Fund share transactions:  (Note 5)
  Proceeds from sale of shares                                         39,104,294             71,322,199
  Net asset value of shares issued to shareholders
    in payment of distributions declared                                8,303,555              8,047,702
  Costs of shares repurchased                                         (14,000,000)               -

  Net increase in net assets resulting
    from Fund share transactions                                       33,407,849             79,369,901

  Total increase in net assets                                         35,104,260             85,427,224

Net assets:
  Beginning of period                                                 147,766,647             62,339,423

  End of period (including undistributed net
    investment income of $890,128 and
    $528,164, respectively)                                 $         182,870,907   $        147,766,647



              See accompanying notes to the financial statements.



GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                     YEAR ENDED FEBRUARY 28/29,
                                            1995         1994         1993         1992*

NET ASSET VALUE, BEGINNING OF PERIOD     $ 12.49      $ 11.71      $ 10.82      $ 10.00

Income from investment operations:
  Net investment income (a)                 0.34         0.27         0.30         0.11
  Net realized and unrealized gain
   on investments and futures contracts     0.55         1.64         1.32         0.77

    Total from investment operations        0.89         1.91         1.62         0.88

Less distributions to shareholders:
  From net investment income               (0.32)       (0.28)       (0.30)       (0.06)
  From net realized gains                  (0.52)       (0.85)       (0.43)        --

    Total distributions                    (0.84)       (1.13)       (0.73)       (0.06)

NET ASSET VALUE, END OF PERIOD           $ 12.54      $ 12.49      $ 11.71      $ 10.82

TOTAL RETURN (B)                            7.75%       16.78%       15.66%        8.87%


RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of per        $       182,871$     147,767 $     62,339$      32,252
   Net expenses to average
     daily net assets (a)                   0.75%        0.75%        0.73%        0.62%**
   Net investment income to average
     daily net assets (a)                   2.84%        2.32%        2.77%        3.43%**
   Portfolio turnover rate                    49%          65%          83%          33%

*    For the period from the commencement of operations, October 31, 1991 through February 29, 1992.
**   Annualized.
(a)  Net of fees and expenses voluntarily waived or borne by the Manager of  less than $.01, $.01,
     $.03, and $.03 per share,  for the fiscal years ended 1995,  1994, 1993 and for the period ended February 29, 1992, respectively.
(b)  Calculation  excludes  subscription fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995




1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Fundamental Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 28, 1995, the Fund had no outstanding futures contracts.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1995, the Fund loaned securities having a market value of $5,658,100, collateralized by cash in the amount of $5,944,700, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           Undistributed Net Investment          Accumulated Net Realized
                      Income                             Gain                     Paid-in Capital
                    $28,916                            ($32,741)                       $3,825

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Premiums and market discounts are amortized and accreted.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the year ended February 28, 1995, the Fund received $45,138 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .75% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .75% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the year ended February 28, 1995, was $837. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments for the year ended February 28, 1995, aggregated $122,861,745 and $88,380,848, respectively.


4.   PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 95% of the outstanding shares of the Fund were held by four shareholders each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      Year Ended          Year Ended
                                                  February 28, 1995   February 28, 1994
Shares sold                                            3,213,626           5,848,898
Shares issued to shareholders in reinvestment
 of distributions                                        706,233             660,543
Shares repurchased                                    (1,169,385)               --
Net increase                                           2,750,474           6,509,441
Fund shares:
 Beginning of period                                  11,831,453           5,322,012
 End of period                                        14,581,927          11,831,453

                                                             * * *


GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS - (UNAUDITED)

     For  the  fiscal  year  ended   February  28,  1995,   all  of  the  Fund's
     distributions are from investment company taxable income, except that the Fund has designated 21.61% of distributions as net capital gain dividends.



GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees of GMO Trust and the Shareholders of GMO International Core Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Core Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 20, 1995


GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28,1995

      SHARES        DESCRIPTION                                                                                       VALUE ($)

                    STOCK AND EQUIVALENTS - 98.4%
                    AUSTRALIA - 5.3%
          602,300   Ampolex Ltd  *                                                                                         1,487,351
          293,400   Ashton Mining Ltd                                                                                        469,327
        3,996,230   Australia and New Zealand Banking Group Ltd                                                           14,022,108
        2,906,400   Boral Ltd                                                                                              7,798,528
          126,600   Caltex Australia Ltd                                                                                     326,631
        2,792,700   Coles Myer Ltd                                                                                         9,366,807
           48,200   Comalco Ltd                                                                                              166,994
          217,332   Commonwealth Bank of Australia                                                                         1,441,857
          349,782   Crusader Ltd                                                                                             335,194
        3,090,488   CSR Ltd                                                                                               10,160,563
          142,300   Energy Resources of Australia Ltd Class A *                                                              144,757
       12,495,902   Fosters Brewing Group Ltd                                                                             10,961,511
          968,451   Goodman Fielder Ltd                                                                                      885,228
           88,461   Hardie (James) Industries Ltd                                                                            143,460
           30,500   Metal Manufactures Ltd                                                                                    59,580
        5,060,776   News Corp Ltd                                                                                         22,532,528
        2,530,388   News Corp Ltd Preferred $.04 *                                                                        10,035,182
          720,200   North Broken Hill Peko Ltd                                                                             1,688,247
          311,499   Pacific Dunlop Ltd                                                                                       686,568
          498,700   Pancontinental Mining Ltd *                                                                              647,005
        1,074,800   Pasminco Ltd  *                                                                                        1,109,204
        5,749,322   Pioneer International Ltd                                                                             13,816,247
        1,768,425   QCT Resources Ltd                                                                                      1,694,673
          196,000   Renison Goldfields Consolidated Ltd                                                                      601,043
        1,846,908   Santos Ltd                                                                                             4,955,672
        1,426,700   Schroders Property                                                                                     2,313,722
           37,310   Smith (Howard) Ltd                                                                                       165,018
           40,000   Sons of Gwalia Ltd                                                                                       140,059
          869,367   Stockland Trust Group                                                                                  1,948,196
          342,300   TNT Ltd *                                                                                                486,990
            2,051   Tyco International                                                                                       106,908
        2,725,400   Western Mining Corp Holdings Ltd                                                                      14,605,638
          209,378   Westfield Trust Units                                                                                    358,076
          703,241   Westpac Banking Corp                                                                                   2,597,154
                                                                                                                         138,258,026
                    AUSTRIA - 2.1%
            2,055   Allgemeine Baugesellschaft AG                                                                            313,375
            2,677   Allgemeine Baugesellschaft AG Preferred 7.00%                                                            220,494
            6,310   Austrian Airlines *                                                                                    1,066,428
           35,000   Bank Austria AG (Participating Certificate)                                                            1,227,236
           36,490   Bau Holding AG Preferred (Non Voting) 2.42%                                                            2,420,736
           27,750   Brau Union AG                                                                                          1,754,676
           62,410   Creditanstalt-Bankverein                                                                               3,909,910
           47,710   Creditanstalt-Bankverein Preferred 1.65%                                                               2,896,292
            5,600   EA-Generali AG                                                                                         1,455,006
            3,300   EA-Generali AG Preferred 6.00%                                                                           524,064
           22,060   EVN Energie-Versorgung Niederoesterreich AG                                                            2,661,215
           11,900   Lenzing AG                                                                                             1,106,144
           19,600   Leykam-Muerztaler Papier und Zellstoff AG *                                                              932,835
            5,300   Miba Holding AG Series B Preferred 1.34%                                                                 226,507
           56,850   OEMV AG *                                                                                              5,516,312
            8,700   Oesterreichische Brau Beteiligungs AG                                                                    496,033
           93,440   Oesterreichische Elektrizitaetswirschafts AG                                                           5,763,143
          127,440   Oesterreichische Laenderbank AG                                                                       10,051,124
           32,700   Oesterreichische Laenderbank AG Preferred (Non Voting)                                                 1,572,193
            6,120   Perlmooser Zementwerke AG                                                                                426,210
           24,930   Radex-Heraklith AG                                                                                       898,357
            8,800   RAS Versicherungs AG                                                                                   1,410,326
           19,950   Steyr-Daimler-Puch AG *                                                                                  292,599
            4,341   Strabag Oesterreich AG                                                                                   602,946
            9,000   Universale Bau AG *                                                                                      528,872
           26,300   Veitsch-Radex AG *                                                                                       697,383
            1,000   Wiener Allianz Versicherungs AG *                                                                        236,026
            6,760   Wienerberger Baustoffindustrie AG                                                                      2,390,017
                                                                                                                          51,596,459
                    BELGIUM - 0.4%
           18,480   Banque Bruxelles Lambert                                                                               2,643,722
              747   Banque Bruxelles Lambert  VVPR*                                                                          103,641
            1,296   Banque Nationale de Belgique                                                                           1,623,897
              170   Bekaert SA                                                                                               110,032
            3,700   Electrabel SA                                                                                            724,586
            1,800   GIB Holdings Ltd                                                                                          73,966
            2,400   Gevaert Photo-Producten NV                                                                               120,687
           23,120   Groupe Bruxelles Lambert SA                                                                            2,808,700
            1,750   Petrofina SA Bruxelles                                                                                   514,646
           23,710   Powerfin SA                                                                                            2,274,395
                                                                                                                          10,998,272
                    CANADA - 2.3%
          106,100   Abitibi-Price Inc                                                                                      1,391,788
           54,500   Air Canada Inc *                                                                                         293,801
          190,600   Alberta Energy Ltd                                                                                     2,602,983
          114,900   Bank of Montreal                                                                                       2,240,189
          140,010   Bank of Nova Scotia                                                                                    2,767,493
           87,790   BCE Inc                                                                                                2,729,141
            9,485   Bramalea Inc *                                                                                             6,340
           51,100   Brascan Ltd Class A (Convertible)                                                                        679,497
           13,400   Brunswick Mining & Smelt Ltd                                                                              96,316
           22,800   CAE Industries Inc                                                                                       120,863
           17,100   Cambridge Shopping Centres Ltd                                                                           144,420
          159,000   Canadian Imperial Bank of Commerce                                                                     3,885,714
           29,600   Canadian Marconi Co                                                                                      292,543
           18,100   Canadian Tire Ltd Class A                                                                                172,381
           23,300   Canfor Corp                                                                                              276,334
           32,500   CCL Industries Class B                                                                                   274,483
          270,800   Cominco Ltd *                                                                                          4,330,854
           82,800   Dominion Textile Inc                                                                                     490,997
          361,900   Domtar Inc *                                                                                           3,088,994
            6,400   Extendicare Inc *                                                                                        101,204
          171,400   Fletcher Challenge Class A                                                                             2,294,573
          171,800   Gulf Canada Resources Ltd *                                                                              632,866
           62,600   Hees International Bancorp Inc                                                                           528,697
            9,400   Hudsons Bay Co                                                                                           183,270
           10,900   Imasco Ltd                                                                                               330,036
          168,800   Imperial Oil Ltd                                                                                       5,747,996
           32,600   John Labatt Ltd                                                                                          489,146
          387,200   MacMillan Bloedel Ltd                                                                                  5,009,596
           13,000   Maple Leaf Foods                                                                                         120,305
           47,100   Mitel Corp                                                                                               236,981
            7,500   Molson Class A                                                                                           104,447
          144,500   National Bank of Canada                                                                                1,012,668
           12,500   Noma Industries Ltd Class A                                                                               46,047
          115,400   Noranda Forest Inc                                                                                       881,312
          102,400   Norcen Energy Resource                                                                                 1,278,850
           53,600   Numac Energy Inc *                                                                                       284,133
           32,200   Pagurian Ltd Class A                                                                                     102,994
           36,700   Power Corp                                                                                               488,014
           35,600   Repap Enterprises Inc *                                                                                  249,488
          143,320   Royal Bank of Canada                                                                                   2,961,689
           23,400   Sceptre Resources Ltd *                                                                                  149,272
           34,800   Sears Canada Inc                                                                                         190,728
            5,500   Spar Aerospace Ltd                                                                                        48,922
          180,400   Teck Corp Class B                                                                                      3,112,022
          147,100   Toronto Dominion Bank                                                                                  2,220,377
           10,600   Total Petroleum North America                                                                            111,429
           48,900   Transcanada Pipelines Ltd                                                                                645,849
           56,300   United Dominion Inds Ltd                                                                               1,067,323
           17,200   Westcoast Energy Inc                                                                                     262,713
                                                                                                                          56,778,078
                    FINLAND - 0.5%
           67,400   Amer Group Series A                                                                                    1,238,886
           36,500   Cultor OY Series 1                                                                                     1,075,073
           25,800   Instrumentarium Class A                                                                                  514,228
           14,200   Instrumentarum OY B *                                                                                    270,446
          162,650   Kansallis-Osake-Pankki *                                                                                 171,096
           30,960   OY Nokia AB Preferred 1.54%                                                                            4,628,050
           91,200   Partek OY  *                                                                                           1,161,330
            8,600   Sampo Insurance Company Ltd                                                                              371,387
           15,900   Stockmann AB Series A                                                                                    841,566
           17,700   Stockmann AB Series B                                                                                    744,767
           83,950   Unitas Bank Ltd Class A *                                                                                265,858
           97,800   Valmet OY  *                                                                                           1,970,941
                                                                                                                          13,253,628
                    FRANCE - 7.6%
            4,214   Accor SA                                                                                                 452,757
            2,816   Agache Financiere                                                                                        662,009
            8,622   Air Liquide                                                                                            1,239,611
          156,184   Alcatel Alsthom Cie Generale d'Electricite SA                                                         12,532,347
          102,920   Axa SA                                                                                                 4,429,139
          553,550   Banque Nationale de Paris                                                                             24,467,190
              750   Bic SA                                                                                                   100,544
            7,175   BIS SA *                                                                                                 514,392
           14,820   Carrefour Supermarche SA                                                                               6,032,232
           18,156   Club Mediterranee SA                                                                                   1,474,492
              975   Colas SA                                                                                                 161,016
          779,885   Compagnie de Suez SA                                                                                  34,395,550
          148,935   Credit Lyonnais                                                                                        9,401,395
           25,356   Credit National                                                                                        1,847,387
            8,875   Dassault Electronique SA *                                                                               655,236
           12,550   Dollfus-Mieg and Cie                                                                                     702,234
            7,155   Elf Gabon                                                                                              1,376,229
           96,812   Elf Sanofi SA                                                                                          5,057,849
           40,216   Eridania Beghin-Say SA                                                                                 5,860,113
            2,180   Essilor International                                                                                    307,072
            3,700   Esso                                                                                                     467,981
            1,358   Europe 1 Communication                                                                                   313,709
              264   Europe 1 Communication (New) *                                                                            58,216
          157,187   Financiere de Paribas SA                                                                               8,945,031
           69,130   FINEXTEL                                                                                               1,128,214
            2,380   INGENICO SA                                                                                               36,992
            3,975   Labinal SA                                                                                               597,756
           73,570   Lafarge Coppee SA                                                                                      4,731,236
            4,263   Lefebvre (Jean) Entreprises                                                                              264,212
           36,020   LVMH Moet Hennessy Louis Vuitton                                                                       5,738,566
            5,200   Metaleurop SA *                                                                                           68,599
          221,950   Michelin SA Class B *                                                                                  8,844,365
           14,832   Moulinex SA *                                                                                            296,813
            2,225   Navigation Mixte SA                                                                                      428,832
            1,700   Nord-Est                                                                                                  43,929
           16,252   Parisienne de Reescompte (CPR-Cie)                                                                     1,038,840
           39,500   Pechiney International SA                                                                                963,134
           42,680   Pechiney International SA Preferred 3.43%                                                              2,860,812
           64,755   Pernod-Ricard                                                                                          3,961,793
          106,059   Peugeot SA *                                                                                          14,424,189
            1,190   Poliet SA                                                                                                 91,094
            1,775   Radiotechnique                                                                                           193,812
              814   Saint Louis                                                                                              221,727
            1,320   Salomon SA                                                                                               461,885
           60,760   Schneider SA                                                                                           4,167,142
            6,542   SIMCO                                                                                                    517,310
              750   Skis Rossignol SA                                                                                        276,860
            2,750   Sligos SA                                                                                                213,182
           57,170   Societe Generale d 'Entreprise SA                                                                      1,921,587
           97,864   Societe Generale Paris                                                                                 9,288,239
           24,600   SOVAC SA                                                                                               1,751,681
            6,175   SPIE Batignolles *                                                                                       221,950
          317,270   Thomson CSF *                                                                                          7,834,664
           10,145   Total SA                                                                                                 559,187
           10,560   UAP Co                                                                                                   240,662
            8,400   Union Immobiliere de France                                                                              672,392
            1,800   Vallourec *                                                                                               91,626
           52,920   Worms et Compagnie SA                                                                                  2,560,148
                                                                                                                         198,167,161
                    GERMANY - 8.1%
           40,040   Bankgesellschaft Berlin AG                                                                             9,175,463
          235,910   Bayer AG                                                                                              57,737,672
           66,700   Bayerische Hypotheken-und Wechselbank AG                                                              17,601,231
           15,602   Bayerische Motorenwerke AG                                                                             8,084,988
           66,880   Bayerische Vereinsbank AG                                                                             19,852,535
           30,950   Berliner Handels- und Frankfurter Bank                                                                 8,019,176
           20,344   Berliner Kraft und Licht AG Class A                                                                    4,005,518
              350   Boss (Hugo) AG Preferred 3.84%                                                                           245,257
              175   Colonia Konzern AG                                                                                       130,405
          100,570   Commerzbank AG                                                                                        23,170,118
            2,820   Daimler-Benz AG                                                                                        1,366,864
            2,000   Deutsche Bank AG                                                                                         981,029
            3,800   Didier-Werke AG *                                                                                        333,823
            1,229   Draegerwerk AG Preferred 2.29%                                                                           229,374
          145,940   Dresdner Bank AG                                                                                      39,808,621
              300   Escada AG                                                                                                 69,937
              800   Escada AG Preferred (Non Voting) 1.43%                                                                   173,372
            1,070   GEA AG Preferred 3.13%                                                                                   338,684
            6,690   IKB Deutsche Industriebank AG                                                                          1,221,145
            1,788   IKB Deutsche Industriebank AG (New)                                                                      314,145
              750   Kaufhof AG Preferred (Non Voting) 5.59%                                                                  190,224
           24,620   Kloeckner Humboldt-Deutz AG *                                                                            993,047
            2,250   Kugelfischer George Schaefer AG *                                                                        350,709
              800   Kugelfischer George Schaefer AG Preferred (Non Voting) *                                                 117,040
              300   Pfaff (GM) AG *                                                                                           31,789
            2,075   Philips Kommunikations Industrie AG                                                                      723,466
            3,188   Porsche AG Preferred *                                                                                 1,357,801
           12,630   Porsche AG Preferred (Non Voting) *                                                                    5,526,030
            4,090   Puma AG Preferred *                                                                                    1,005,199
            1,870   Rheinmetall Berlin AG                                                                                    357,956
            1,620   Rheinmetall Berlin AG Preferred (Non Voting) 5.60%                                                       229,807
            1,500   RWE AG Preferred (Non Voting)                                                                            389,369
           12,670   Siemens AG                                                                                             5,872,678
              720   Varta AG *                                                                                               147,076
            1,100   Villeroy and Boch AG                                                                                     238,387
              975   Volkswagen AG Preferred .79%                                                                             202,299
                                                                                                                         210,592,234
                    HONG KONG - 6.1%
          571,500   Amoy Properties Ltd                                                                                      521,125
          893,000   Applied International Holdings Ltd                                                                       102,796
          178,600   Applied International Holdings Ltd Warrants 12/30/99 *                                                     6,699
        1,609,000   Cathay Pacific Airways Ltd                                                                             2,601,371
        1,544,000   Chinese Estates Holdings Ltd                                                                           1,198,215
          392,775   Cross Harbour Tunnel Co Ltd                                                                              772,189
        2,925,562   Dairy Farm International                                                                               3,519,075
        4,296,000   Denway Investments                                                                                       355,615
        1,533,000   Dickson Concepts International Ltd                                                                       832,775
        7,574,927   Elec and Eltek International Holdings Ltd                                                                881,774
          220,262   Furama Hotel Enterprises Ltd                                                                             270,645
        1,810,000   Goldlion Holdings Ltd                                                                                    402,664
        1,041,000   Great Eagle Holdings Ltd                                                                                 437,593
        2,006,000   Hang Lung Development Co Ltd                                                                           2,970,795
          200,600   Hang Lung Development Co Ltd Warrants 10/31/97 *                                                          35,286
          327,500   Harbour Centre Development Ltd                                                                           368,525
          978,000   Henderson Land Development Co Ltd                                                                      5,451,956
          855,600   Hong Kong and China Gas Co Ltd                                                                         1,493,966
        1,703,700   Hong Kong Ferry Co Ltd                                                                                 1,828,974
          113,580   Hong Kong Ferry Warrants 6/30/96 *                                                                        43,337
        2,087,000   Hong Kong Land Holdings                                                                                3,981,537
           71,300   Hong Kong & China Gas Warrants 12/31/95 *                                                                 11,528
          222,800   Hongkong Aircraft Engineering Co Ltd                                                                     717,548
          805,500   Hongkong and Shanghai Hotels Ltd Preferred 1.95%                                                         922,030
        1,442,400   Hongkong Electric Holdings Ltd                                                                         4,318,898
        7,374,515   Hopewell Holdings Ltd                                                                                  5,627,580
        3,746,000   Hutchison Whampoa Ltd                                                                                 15,891,974
          916,000   Jardine International Motor Holdings Ltd                                                               1,001,125
           74,000   Johnson Electric Holdings Ltd                                                                            147,397
          686,400   Kowloon Motor Bus Co Ltd                                                                               1,234,037
        2,047,000   Kumagai Gumi Hong Kong Ltd                                                                             1,416,472
        1,479,800   Lai Sun Garment International Ltd                                                                      1,579,040
          183,000   Lane Crawford International Ltd Series A                                                                 281,666
          250,000   Lane Crawford International Ltd Series B                                                                  35,569
        1,076,000   Laws International Holdings Ltd                                                                          180,922
        1,014,435   Mandarin Oriental                                                                                      1,200,554
        2,084,000   National Mutual Asia Ltd                                                                               1,361,211
        1,740,168   New World Development Co Ltd                                                                           4,749,084
        1,086,000   Playmate Toys Holding                                                                                    337,114
          615,539   Playmates Properties Holdings                                                                             88,372
          385,748   Realty Development Corp Ltd Class A                                                                      937,989
       12,966,890   Regal International Ltd                                                                                2,498,954
        1,364,000   San Miguel Brewery Ltd                                                                                 1,182,022
        1,144,000   Shun Tak Holdings Ltd                                                                                    680,644
          945,599   Sino Hotels Holdings Ltd *                                                                               244,609
        3,782,398   Sino Land Co Ltd                                                                                       3,033,159
        2,338,000   South China Morning Post Ltd                                                                           1,270,077
        2,895,826   Stelux Holdings International Ltd                                                                        852,099
        2,370,400   Sun Hung Kai Properties Ltd                                                                           15,942,676
        5,100,136   Swire Pacific Ltd Class A                                                                             35,786,378
        1,759,707   Tai Cheung Holdings Ltd                                                                                1,672,877
          536,000   Television Broadcasts Ltd                                                                              2,017,409
        5,698,944   Wharf Holdings Ltd                                                                                    19,607,050
        1,197,000   Wheelock & Co Ltd                                                                                      2,020,416
          412,000   Wing On International Holdings Ltd                                                                       719,395
        1,097,500   Winsor Industrial Corp Ltd                                                                             1,355,639
          802,000   World Trade Centre Group Ltd                                                                              98,545
                                                                                                                         159,098,971
                    ITALY - 4.6%
        3,694,100   Alitalia Linee Aeree Italiane Class A *                                                                2,025,228
          338,800   Alitalia Linee Aeree Italiane Class B (Private Placement) * (b)                                          127,482
           79,640   Assicurazioni Generali SPA                                                                             1,794,169
        2,720,000   Autostrade Concessioni e Costruzioni SPA Class B Preferred 4.98%                                       3,406,116
          547,505   Banca Commerciale Italiana SPA                                                                         1,230,166
          344,000   Banca Commerciale Italiana SPA (Non Convertible)                                                         791,469
        1,196,717   Banca Commerciale Italiana SPA Warrants 11/30/95 *                                                       674,006
       10,687,700   Banca di Roma                                                                                          9,458,211
          227,250   Banca Nazionale dell'Agricoltura di Risp *                                                                91,227
          634,500   Banca Nazionale dell'Agricoltura SPA (Non Convertible)                                                   269,159
          471,050   Banca Nazionale dell'Agricoltura SPA  Preferred *                                                        368,317
           74,000   Banca Popolare di Bergamo Credit                                                                         939,965
          357,400   Banca Toscana                                                                                            828,724
          506,600   Banco Ambrosiano Veneto SPA (Non Convertible)                                                            761,874
        6,037,450   Banco di Napoli (Non Convertible)                                                                      3,852,542
        3,300,000   Bastogi-IRBS SPA *                                                                                       199,701
          500,200   Benetton Group SPA                                                                                     4,795,213
           18,500   Bonifiche-Siele Finanziaria SPA *                                                                        379,090
           20,000   Caffaro SPA di Risp *                                                                                     23,966
          273,750   Caffaro SPA *                                                                                            328,041
          524,000   Cartiere Burgo SPA *                                                                                   3,610,550
          322,000   Cementir Cementerie del Tirreno SPA                                                                      269,716
          472,500   COFIDE SPA  (Non Convertible) *                                                                          215,159
          594,843   COFIDE SPA *                                                                                             326,826
          434,500   Cogefar Impresit Costruzioni Generali SPA *                                                              396,492
          480,000   Comau Finanziaria SPA                                                                                    760,696
          222,500   Compagnia Italiana Grandi Alberghi (Non Convertible) *                                                   126,648
           76,967   Credito Fondiario                                                                                        262,859
        2,138,310   Credito Italiano (Non Convertible)                                                                     2,306,149
           35,000   Danieli and Co SPA                                                                                       250,495
          159,000   Danieli and Co SPA (Non Convertible)                                                                     548,737
        1,107,000   Edison SPA                                                                                             4,775,561
           79,000   Editoriale l'Espresso SPA                                                                                144,368
           37,750   Ericsson SPA                                                                                             508,913
          183,000   Falck Acciaierie and Ferriere Lombarde *                                                                 371,702
        2,466,000   Fiat SPA  *                                                                                            9,478,377
        2,283,500   Fiat SPA (Non Convertible)                                                                             5,500,109
        1,899,000   Fiat SPA Preferred *                                                                                   4,767,418
          644,550   FIDIS SPA                                                                                              1,454,005
           27,000   Filippo SPA *                                                                                             36,642
          188,000   Finmeccanica SPA (Non Convertible) *                                                                     146,435
        1,313,000   Finmeccanica SPA *                                                                                     1,170,609
          450,000   Gemina SPA (Non Convertible)                                                                             297,933
          844,940   Gilardini SPA *                                                                                        2,095,900
          593,000   Grassetto SPA *                                                                                          515,189
        4,513,350   Industriali Riunite SPA *                                                                              4,367,328
        1,840,500   Industriali Riunite (Cie) SPA (Non Convertible) *                                                      1,074,086
          734,710   Istituto Bancario San Paolo                                                                            4,076,347
          363,250   Italcementi Fabbriche Riunite Cemento SPA                                                              2,367,984
          274,150   Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                                              865,652
           17,000   Magona d'Italia SPA                                                                                       39,724
           90,500   Marzotto and Figli SPA                                                                                   572,065
        7,564,220   Montedison SPA *                                                                                       5,533,808
        1,760,000   Montedison SPA (Non Convertible) *                                                                     1,067,179
          475,000   Montefibre SPA *                                                                                         391,328
          410,000   Montefibre SPA (Non Convertible) *                                                                       249,341
        1,555,200   Olivetti and Co SPA *                                                                                  1,728,520
          671,500   Olivetti and Co SPA (Non Convertible) *                                                                  523,038
          274,500   Olivetti and Co SPA Preferred *                                                                          380,748
        2,543,000   Parmalat Finanziaria SPA                                                                               2,247,412
        1,133,700   Pirelli and Co                                                                                         2,567,640
          241,000   Pirelli and Co (Non Convertible)                                                                         310,456
          368,000   Pirelli SPA (Non Convertible)                                                                            405,043
          302,000   Ratti SPA                                                                                                602,553
           20,100   Recordati Industria Chimica e Farmaceutica SPA                                                            98,212
           60,500   Recordati Industria Chimica e Farmaceutica SPA (Non Convertible)                                         170,372
          358,000   Rinascente per l'Esercizio di Grandi Magazzini SPA                                                     1,782,495
          317,600   Rinascente per l'Esercizio di Grandi Magazzini SPA (Non Convertible)                                     851,565
          391,100   Rinascente per l'Esercizio di Grandi Magazzini SPA Preferred 5.59%                                       972,479
          272,000   SAFFA SPA *                                                                                              785,525
           34,000   SAFILO SPA *                                                                                             208,808
          390,533   Saipem SPA *                                                                                             685,598
          273,000   Sasib SPA                                                                                              1,267,677
           96,000   Sasib SPA (Non Convertible)                                                                              258,550
          498,000   Sirti SPA                                                                                              3,341,886
        3,185,270   Snia BPD SPA *                                                                                         3,721,561
          120,000   Snia BPD SPA (Convertible)                                                                               143,367
          298,000   Snia BPD SPA (Non Convertible)                                                                           203,547
        1,065,900   Societa Metallurgica SPA *                                                                               542,850
          176,000   SORIN Biomedica SPA *                                                                                    474,009
          105,000   Stefanel SPA                                                                                             212,328
          238,370   STET SPA                                                                                                 661,981
           14,000   Teleco Cavi SPA                                                                                           60,773
          252,000   Telecom Italia SPA di Risp (Non Convertible)                                                             488,449
           25,200   Tosi (Franco) SPA                                                                                        269,515
          116,900   Unione Cementi Marchino Emiliane e di Augusta-Casale                                                     791,475
          148,100   Unione Cementi Marchino Emiliane e di Augusta-Casale
                       (Non Convertible)                                                                                     465,863
                                                                                                                         120,511,291
                    JAPAN - 20.9%
           60,000   Ajinomoto Co Inc                                                                                         695,616
           99,000   Alps Electric Co Ltd *                                                                                 1,178,510
          360,000   Amada Co Ltd                                                                                           3,577,455
        1,483,000   Aoki Corp                                                                                              8,136,121
           45,700   Arabian Oil Co Ltd                                                                                     1,925,356
          236,000   Asahi Breweries Ltd                                                                                    2,442,938
           50,000   Asics Corp                                                                                               168,211
           19,000   Bank of Kyoto Ltd                                                                                        133,740
          170,000   Bank of Yokohama Ltd                                                                                   1,295,171
          193,000   Banyu Pharmaceutical Co Ltd                                                                            1,993,831
           58,000   Brother Industries Ltd                                                                                   321,805
           49,000   Canon Sales Co Inc                                                                                     1,110,812
          113,000   Chiba Bank Ltd                                                                                           860,908
           32,300   Chubu Electric Power Co Inc                                                                              785,725
           13,000   Chudenko Corp                                                                                            501,941
           68,000   Chugai Pharmaceutical Co Ltd                                                                             682,780
           30,000   Chugoku Bank Ltd                                                                                         487,552
           16,000   Chugoku Electric Power Co Inc                                                                            357,745
          544,000   Cosmo Oil Co Ltd                                                                                       3,575,798
          221,000   CSK Corp                                                                                               6,039,439
          467,000   Dai Nippon Printing Co Ltd                                                                             6,912,789
           39,000   Dai Tokyo Fire and Marine Insurance Co Ltd                                                               249,490
          815,000   Daicel Chemical Industries Ltd                                                                         3,847,006
           77,000   Daiichi Seiyaku Co Ltd                                                                                 1,171,678
           81,000   Daikin Industries Ltd                                                                                    605,372
          118,000   Daikyo Inc                                                                                               853,807
          185,000   Dainippon Ink & Chemicals Inc                                                                            808,136
           46,000   Dainippon Pharmaceutical Co Ltd                                                                          480,927
           38,000   Dainippon Screen Manufacturing Co Ltd *                                                                  250,173
           33,000   Daito Trust Construction Co Ltd                                                                          283,526
          213,000   Daiwa Bank Ltd                                                                                         1,777,113
           95,000   Daiwa Kosho Lease Co Ltd                                                                                 856,529
           14,000   Denny's Japan Co Ltd                                                                                     428,963
            1,779   East Japan Railway Co                                                                                  7,844,873
           72,000   Eisai Co Ltd                                                                                           1,095,595
           14,000   Ezaki Glico Co Ltd                                                                                       124,631
          134,000   Fuji Heavy Industries Ltd *                                                                              486,869
          265,000   Fuji Photo Film Co Ltd                                                                                 5,678,278
          761,000   Fujisawa Pharmaceutical Co Ltd                                                                         8,665,183
          262,000   Fujita Corp                                                                                            1,404,855
           57,000   Fujita Kanko Inc                                                                                       1,115,160
        1,281,000   Fujitsu Ltd                                                                                           11,695,482
           13,000   Fujiya Co Ltd                                                                                             65,266
            2,000   Fukuoka City Bank Ltd                                                                                     14,720
          174,000   Fukuyama Transporting Co Ltd                                                                           1,610,227
          154,000   Furukawa Electric Co Ltd                                                                                 857,637
          256,000   Gakken Co Ltd *                                                                                        1,854,976
          203,000   General Sekiyu (KK)                                                                                    1,924,828
           57,000   Green Cross Corp                                                                                         476,746
          525,000   Hankyu Corp                                                                                            2,825,941
           42,000   Hankyu Department Stores Inc                                                                             431,282
          198,000   Hanwa Co Ltd *                                                                                           643,569
          745,000   Haseko Corp                                                                                            3,971,585
          262,000   Hazama-Gumi Ltd                                                                                        1,274,675
           72,000   Heiwa Real Estate Co Ltd                                                                                 521,712
           48,000   Higo Bank Ltd                                                                                            378,614
           91,000   Hiroshima Bank Ltd                                                                                       518,089
          262,000   Hitachi Cable Ltd                                                                                      1,789,969
        1,620,000   Hitachi Ltd                                                                                           14,170,074
           38,000   Hitachi Maxell Ltd                                                                                       593,965
           99,000   Hitachi Sales Corp                                                                                       584,131
           95,000   Hokkaido Bank Ltd                                                                                        351,069
           24,000   Hokkaido Takushoku Bank Ltd                                                                               82,729
           65,000   Hokuriku Bank Ltd                                                                                        432,638
          100,000   Honda Motor Co Ltd                                                                                     1,511,309
           11,000   House Foods Corp                                                                                         203,820
          104,000   Hoya Corp                                                                                              2,239,222
            5,000   Hyogo Bank Ltd *                                                                                          13,716
          249,000   INAX Corp                                                                                              2,518,224
          100,000   Intec Inc                                                                                              1,283,577
          333,000   Itochu Corp                                                                                            1,961,358
           28,000   Itoham Foods Inc                                                                                         191,294
            3,000   Izumiya Co Ltd                                                                                            46,581
           47,000   Japan Airport Terminal Co Ltd                                                                            510,843
          942,000   Japan Energy Co Ltd                                                                                    3,373,863
          606,000   Japan Synthetic Rubber Co Ltd                                                                          3,418,767
              805   Japan Tobacco Inc  *                                                                                   6,699,653
          150,000   Joshin Denki Co Ltd                                                                                    1,707,986
          196,000   Kajima Corp                                                                                            1,742,808
           25,000   Kaken Pharmaceutical Co Ltd                                                                              282,077
          108,000   Kamigumi Co Ltd                                                                                          894,364
          299,000   Kankaku Securities Co Ltd                                                                              1,210,175
           11,000   Kansai Paint Co Ltd                                                                                       58,185
           55,000   Kao Corp                                                                                                 597,795
          304,000   Keihin Electric Express Railway Co Ltd                                                                 1,759,081
          395,000   Keio Teito Electric Railway Co Ltd                                                                     2,171,161
          166,000   Keisei Electric Railway Co Ltd                                                                         1,207,991
          962,000   Kinki Nippon Railway Co Ltd                                                                            7,707,551
          341,000   Kirin Brewery Co Ltd                                                                                   3,529,838
           13,000   Kissei Pharmaceutical Co Ltd                                                                             504,632
          185,000   Kokusai Kogyo Co Ltd                                                                                   1,821,179
           55,000   Kokuyo Co Ltd                                                                                          1,326,536
          235,000   Komatsu Ltd                                                                                            1,724,704
           14,000   Konami Co Ltd                                                                                            257,958
           82,000   Konica Corp                                                                                              560,219
          240,000   Koyo Seiko Co Ltd                                                                                      2,062,005
        2,126,000   Kumagai Gumi Co Ltd                                                                                   10,541,421
          583,000   Kurabo Industries Ltd                                                                                  2,172,558
          756,000   Kureha Chemical Industry Co Ltd                                                                        3,545,034
           37,000   Kyodo Printing Co Ltd                                                                                    363,853
          126,000   Kyowa Hakko Kogyo Co Ltd                                                                               1,218,198
          142,000   Lion Corp                                                                                                843,724
          192,000   Maeda Corp                                                                                             2,047,099
          244,000   Makino Milling Machine Co Ltd *                                                                        1,818,539
          606,000   Marubeni Corp                                                                                          2,766,379
          240,000   Marudai Food Co Ltd                                                                                    1,619,792
          526,000   Marui Co Ltd                                                                                           7,513,897
          737,000   Matsushita Electric Industrial Co Ltd                                                                 10,680,607
          556,000   Matsushita Electric Works Ltd                                                                          5,611,511
          252,000   Mazda Motor Corp *                                                                                     1,171,244
           27,000   Meiji Milk Products Co Ltd                                                                               182,506
           81,000   Meiji Seika Kaisha Ltd                                                                                   482,118
           79,000   Mercian Corp                                                                                             539,724
          637,000   Minebea Co Ltd                                                                                         3,890,378
          836,000   Mitsubishi Electric Corp                                                                               5,434,584
          845,000   Mitsubishi Estate Co Ltd                                                                               8,528,285
          647,000   Mitsubishi Gas Chemical Co Inc                                                                         2,645,463
        2,520,000   Mitsubishi Materials Corp                                                                             11,868,951
          386,000   Mitsubishi Oil Co Ltd                                                                                  3,352,352
          144,000   Mitsubishi Rayon Co Ltd                                                                                  487,428
          448,000   Mitsubishi Trust & Banking Corp                                                                        6,353,294
           70,000   Mitsubishi Warehouse & Transportation Co Ltd                                                             999,948
          527,000   Mitsui Fudosan Co Ltd                                                                                  5,395,197
          128,000   Mitsui Mining Co Ltd  *                                                                                  582,993
          698,000   Mitsui Petrochemical Industries Ltd                                                                    4,913,203
          395,000   Mitsui Trust & Banking Co Ltd                                                                          3,553,180
           57,000   Mitsui-Soko Co Ltd                                                                                       395,321
           33,000   Mochida Pharmaceutical Co Ltd                                                                            666,115
           26,000   Mori Seiki Co Ltd                                                                                        460,225
          487,000   Nagoya Railroad Co Ltd                                                                                 2,334,051
           21,000   Namco Ltd                                                                                                456,498
          282,000   Nankai Electric Railway Co Ltd                                                                         2,055,049
          797,000   NEC Corp                                                                                               7,565,333
          270,000   New Japan Securities Co Ltd                                                                            1,537,188
          428,000   Nichiei Co Ltd                                                                                         2,144,320
           63,000   Nichii Co Ltd                                                                                            684,747
           29,000   Nichirei Corp                                                                                            178,614
           57,000   Nihon Cement Co Ltd                                                                                      396,501
           16,000   Nippon Beet Sugar Manufacturing Co Ltd                                                                    66,912
           29,000   Nippon Chemi-Con Corp *                                                                                  159,402
           18,000   Nippon Credit Bank Ltd                                                                                    92,604
           44,000   Nippon Denko Co Ltd                                                                                      157,135
          657,000   Nippon Express Co Ltd                                                                                  5,848,766
           19,000   Nippon Flour Mills Co Ltd                                                                                 94,602
           54,000   Nippon Kayaku Co Ltd                                                                                     340,976
           21,000   Nippon Meat Packers Inc                                                                                  273,899
        4,032,000   Nippon Oil Co Ltd                                                                                     24,207,443
        1,057,000   Nippon Sheet Glass Co Ltd                                                                              5,416,024
          223,000   Nippon Suisan Kaisha Ltd *                                                                             1,038,766
           38,000   Nippon Yakin Kogyo Co Ltd                                                                                188,810
        1,318,000   Nissan Motor Co Ltd                                                                                    9,018,146
           22,000   Nisshin Flour Milling Co Ltd                                                                             234,563
          443,000   Nisshinbo Industries Inc                                                                               4,195,901
          183,000   Nissho Iwai Corp                                                                                         831,603
           12,000   Nissin Food Products Co Ltd                                                                              265,825
           58,000   Nitto Boseki Co Ltd *                                                                                    157,300
          383,000   Nitto Denko Corp                                                                                       5,431,499
          606,000   NSK Ltd                                                                                                3,732,416
          435,000   Odakyu Electric Railway Co Ltd                                                                         3,179,028
          142,000   Okamoto Industries Inc                                                                                   898,111
           61,000   Olympus Optical Co Ltd                                                                                   574,608
           35,000   Ono Pharmaceutical Co Ltd                                                                              1,648,465
          100,000   Onoda Cement Co Ltd                                                                                      576,575
           33,000   Onward Kashiyama Co Ltd                                                                                  420,165
          845,000   Renown Inc *                                                                                           3,315,098
          152,000   Ricoh Co Ltd                                                                                           1,294,923
          146,000   Royal Co Ltd                                                                                           1,889,136
           39,000   Ryobi Ltd                                                                                                190,549
          252,000   Sagami Railway Co Ltd                                                                                  1,171,244
           56,000   Sanden Corp                                                                                              314,187
           44,000   Sankyo Aluminium Industry Co Ltd                                                                         239,118
          114,000   Sankyo Co Ltd                                                                                          2,678,743
           18,000   Sanrio Co Ltd                                                                                            210,548
           41,000   Sanwa Shutter Corp                                                                                       368,811
          456,000   Sanyo Electric Co Ltd                                                                                  2,374,287
          107,000   Sapporo Breweries Ltd                                                                                    976,906
           48,000   SECOM Co Ltd                                                                                           2,543,968
           72,000   Seibu Railway Co Ltd                                                                                   2,630,920
          307,000   Seino Transportation Co Ltd                                                                            4,830,392
          303,000   Sekisui Chemical Co Ltd                                                                                3,011,024
          547,000   Sekisui House Ltd                                                                                      6,171,834
          717,000   Settsu Corp *                                                                                          2,597,692
           52,000   Shimadzu Corp                                                                                            324,579
          205,000   Shionogi and Co Ltd                                                                                    1,735,831
          208,000   Shiseido Co Ltd                                                                                        2,260,753
           38,000   Shochiku Co Ltd                                                                                          397,288
           34,000   Shokusan Jutaku Sogo Co Ltd *                                                                            158,377
          282,000   Showa Shell Sekiyu                                                                                     3,152,632
          142,000   Skylark Co Ltd                                                                                         2,087,263
           30,000   Snow Brand Milk Products Co Ltd                                                                          204,027
          104,000   Sony Corp                                                                                              4,521,505
           43,000   Stanley Electric Co Ltd                                                                                  284,871
           71,000   Sumitomo Coal Mining Co Ltd  *                                                                           404,958
        1,059,000   Sumitomo Corp                                                                                          9,098,597
           31,000   Sumitomo Forestry Co Ltd                                                                                 433,207
          736,000   Sumitomo Metal Industries Ltd *                                                                        2,110,367
          184,000   Sumitomo Osaka Cement Co Ltd                                                                             902,810
          265,000   Sumitomo Realty & Development Co Ltd                                                                   1,442,886
           22,000   Sumitomo Sitix Corp                                                                                      280,110
          370,000   Sumitomo Trust & Banking Co Ltd                                                                        4,289,633
           58,000   Sumitomo Warehouse Co Ltd                                                                                341,018
           19,000   SXL Corp Ltd                                                                                             182,910
          238,000   Taisei Corp                                                                                            1,532,384
           96,000   Taisho Pharmaceutical Co Ltd                                                                           1,629,729
           25,000   Taiyo Yuden Co Ltd                                                                                       243,259
           67,000   Takara Shuzo Co Ltd                                                                                      506,288
          247,000   Takeda Chemical Industries Ltd                                                                         2,863,620
          447,000   Tanabe Seiyaku Co Ltd                                                                                  3,424,046
        2,170,000   Teijin Ltd                                                                                            10,175,560
          229,000   Teikoku Oil Co Ltd                                                                                     1,481,549
           96,000   Terumo Corp                                                                                              775,115
           33,000   The Japan Steel Works Ltd                                                                                 94,281
          557,000   Toa Nenryo Kogyo (K K)                                                                                 8,302,676
          525,000   Tobu Railway Co Ltd                                                                                    3,141,142
           69,000   Toei Co Ltd                                                                                              461,405
            7,500   Toho Co Ltd                                                                                            1,180,063
           87,000   Tokyo Broadcasting System Inc                                                                          1,179,753
           78,000   Tokyo Dome Corp                                                                                        1,396,822
          270,000   Tokyo Electric Co Ltd *                                                                                1,123,544
          145,000   Tokyo Tatemono Co Ltd                                                                                    813,519
          135,000   Tokyotokeiba Co Ltd                                                                                      628,849
          546,000   Tokyu Construction Co Ltd                                                                              2,808,985
          672,000   Tokyu Corp                                                                                             4,278,039
          161,000   Tokyu Department Store Co Ltd                                                                            946,618
          297,000   Tokyu Land Corp                                                                                        1,340,428
          388,000   Toppan Printing Co Ltd                                                                                 4,658,972
          111,000   Toshiba Tungaloy Co Ltd *                                                                                460,753
           39,000   Tostem Corp                                                                                            1,142,487
           58,000   Toto Ltd  *                                                                                              912,582
           40,000   Toyo Engineering Corp                                                                                    233,942
            9,000   Toyo Exterior Co Ltd                                                                                     206,822
          228,000   Toyo Ink Manufacturing Co Ltd                                                                          1,300,430
          103,000   Toyo Trust & Banking Co Ltd                                                                              890,275
          147,000   Toyota Motor Corp                                                                                      2,647,689
           35,000   Tsumura and Co                                                                                           394,907
           17,000   Uni-Charm Corp                                                                                           329,072
          132,000   Victor Co of Japan Ltd *                                                                               1,462,036
          222,000   Wacoal Corp                                                                                            2,252,057
          126,000   Yakult Honsha Co Ltd                                                                                   1,786,864
          100,000   Yamaguchi Bank Ltd                                                                                     1,656,229
           44,000   Yamaha Corp                                                                                              487,345
        1,136,000   Yamaichi Securities Co Ltd                                                                             7,490,627
           91,000   Yamanouchi Pharmaceutical Co Ltd                                                                       1,780,343
          203,000   Yamato Transport Co Ltd                                                                                2,101,341
           20,000   Yamazaki Baking Co Ltd                                                                                   360,230
          238,000   Yasuda Trust and Banking Co Ltd                                                                        1,741,794
           68,000   Yokogawa Bridge Corp                                                                                     879,872
          103,000   Yokogawa Electric Corp                                                                                   941,452
           40,000   Yoshitomi Pharmaceutical Industries Ltd                                                                  335,800
                                                                                                                         540,632,366
                    MALAYSIA - 0.2%
           68,000   DMIB Berhad                                                                                               74,053
        4,513,000   Faber Group Berhad *                                                                                   4,313,670
          194,000   Golden Hope Plantations Berhad                                                                           345,024
          204,000   Highlands and Lowlands Berhad                                                                            359,612
          319,000   Idris Hydraulic Berhad *                                                                                 537,342
           65,000   Malaysia Mining Corp Berhad                                                                              103,379
           44,000   Perlis Plantations                                                                                       145,647
                                                                                                                           5,878,727
                    NEW ZEALAND - 1.0%
          814,641   Air New Zealand Ltd Class B                                                                            2,631,774
        2,267,066   Carter Holt Harvey Ltd                                                                                 4,997,533
           27,250   Ceramco Corp Ltd                                                                                          43,154
          676,200   DB Group Ltd *                                                                                           406,922
        1,433,746   Fay Richwhite and Company Ltd                                                                            690,237
          178,406   Fisher and Paykel Industries Ltd                                                                         457,696
        5,238,400   Fletcher Challenge Ltd                                                                                13,040,776
        2,130,900   Lion Nathan Ltd                                                                                        4,049,455
       30,306,360   Tasman Properties Ltd *                                                                                  479,939
           54,000   Wilson and Horton Ltd                                                                                    307,857
        1,719,000   Wilson (Neill) Ltd *                                                                                      10,889
                                                                                                                          27,116,232
                    NORWAY - 2.9%
           84,800   Aker AS Class A                                                                                        1,120,030
           56,600   Aker AS Class B (Non Voting)                                                                             721,337
          269,090   Bergesen d y AS Class A                                                                                5,944,306
          118,170   Bergesen d y AS Class B                                                                                2,610,423
           77,450   Det Norske Luftfartsselskab AS Class B *                                                               2,823,586
          112,700   Dyno Industrier AS                                                                                     3,133,747
          183,150   Elkem AS *                                                                                             2,291,709
          194,670   Hafslund Nycomed AS                                                                                    3,909,398
          252,110   Hafslund Nycomed AS Class B                                                                            5,062,919
           94,140   Kvaerner Industrier AS                                                                                 4,275,521
          195,020   Leif Hoegh and Co AS                                                                                   2,711,373
          745,790   Norsk Hydro AS                                                                                        28,226,056
           39,000   Norske Skogindustrier AS Series A                                                                      1,295,301
          121,340   Orkla-Borregaard AS Series A                                                                           4,479,912
           41,450   Orkla-Borregaard AS Series B (Non Voting)                                                              1,434,300
          181,910   Unitor AS                                                                                              2,767,964
          190,800   Vard AS Class A *                                                                                        226,953
           63,100   Vital Forsikring AS                                                                                      633,593
                                                                                                                          73,668,428
                    SINGAPORE - 5.3%
        2,579,000   Chuan Hup Holdings Ltd                                                                                 2,313,244
        3,941,000   Faber Group Berhad  *                                                                                  3,834,001
           51,000   Far East Levingston Shipbuilding Ltd                                                                     216,407
          790,500   First Capital Corp Ltd                                                                                 2,148,943
            8,711   First Capital Corp Ltd Warrants 5/18/97 *                                                                 13,824
        1,290,400   Fraser and Neave Ltd                                                                                  13,622,051
           38,000   Golden Hope Plantations Berhad                                                                            66,333
           67,000   Goodman Fielder Asia Holdings Ltd                                                                        117,880
        1,634,000   Hai Sun Hup Group Ltd                                                                                  1,567,089
        1,452,200   Haw Par Brothers International Ltd                                                                     3,005,899
          848,000   Highlands and Lowlands Berhad                                                                          1,480,277
        2,551,000   Hotel Properties Ltd                                                                                   4,453,051
          425,000   Inchcape Berhad                                                                                        1,389,933
        1,816,627   Jardine Matheson Holdings Ltd  *                                                                      16,712,968
        2,564,594   Jardine Strategic Holdings Ltd  *                                                                      9,540,290
          657,000   Jurong Shipyard Ltd                                                                                    5,485,011
          824,000   Kuala Lumpur Kepong Berhad                                                                             2,262,752
        1,488,000   Lum Chang Holdings Ltd                                                                                 1,355,201
          524,000   Malaysia Mining Corp Berhad                                                                              838,776
          150,000   Marco Polo Developments Ltd                                                                              184,221
          371,000   Metro Holdings Ltd                                                                                     1,369,476
        4,464,000   Neptune Orient Lines Ltd                                                                               5,759,603
          278,000   Prima Ltd                                                                                              1,064,546
          402,000   Robinson and Co Ltd                                                                                    1,622,589
          235,000   Shangri-La Hotel Ltd                                                                                     883,672
        3,582,200   Singapore Airlines Ltd                                                                                35,838,065
          350,000   Singapore Land Ltd                                                                                     1,980,198
        2,444,000   Straits Trading Co Ltd                                                                                 5,598,427
          404,000   Times Publishing Ltd                                                                                   1,075,958
        9,505,000   United Industrial Corp Ltd                                                                             7,935,316
        1,528,000   United Overseas Land Ltd                                                                               2,846,517
          513,000   Wearne Brothers Ltd                                                                                    1,160,962
                                                                                                                         137,743,480
                    SPAIN - 4.9%
          398,150   Argentaria Corporacion Bancaria de Espana SA                                                          12,868,936
           91,700   Asland SA                                                                                              1,229,289
           47,893   Asturiana del Zinc SA *                                                                                  471,697
          154,300   Autopistas Concesionaria Espanola SA                                                                   1,278,475
          227,950   Autopistas del Mare Nostrum SA                                                                         2,280,710
           20,100   Azucarera de Espana SA                                                                                   519,264
          730,400   Banco Bilbao Vizcaya SA                                                                               19,468,638
          336,740   Banco Central Hispanoamericano SA                                                                      7,830,727
           38,500   Banco Exterior de Espana Namen                                                                         1,169,155
           33,600   Banco Zaragozano SA                                                                                      492,449
           39,305   Bankinter SA                                                                                           3,219,805
           21,025   Cristaleria Espanola SA *                                                                              1,055,095
            5,290   Cubiertas y MZOV SA                                                                                      297,720
          483,820   Dragados y Construcciones SA                                                                           6,050,959
          126,550   Ebro Agricolas Compania de Alimentacion SA                                                             1,350,253
           84,600   Empresa Nacional de Celulosa SA *                                                                      2,278,138
           98,410   Empresa Nacional de Electricidad SA                                                                    4,284,645
          515,200   Ercros SA *                                                                                              587,962
           14,900   Europistas Concesionaria Espanola SA                                                                     121,127
           20,049   Fabricacion de Automoviles Renault de Espana SA                                                          584,550
        2,608,023   FENOSA SA                                                                                              9,989,136
            1,050   Fomento Construcciones y Contratas SA                                                                     86,179
        1,950,320   Fuerzas Electricas de Cataluna SA                                                                      9,680,550
           61,186   Grupo Duro Felguera SA *                                                                                 243,439
           28,400   Hornos Ibericos Alba SA *                                                                                345,199
          182,150   Huarte SA                                                                                              1,637,372
        1,615,680   Iberdrola SA                                                                                          10,103,358
            1,550   Koipe SA                                                                                                  82,387
           20,700   Prosegur Cia SA                                                                                          387,522
          314,120   Repsol SA                                                                                              8,912,974
          117,600   Sarrio SA *                                                                                              519,369
        2,115,577   Sevillana de Electricidad                                                                              9,095,194
           17,400   Tabacalera SA Series A                                                                                   510,036
           91,700   Tableros Defibras Series B *                                                                             878,063
           91,700   Tableros Fibras Rights 4/12/95 *                                                                          53,759
            8,400   Telefonica de Espana  ADR                                                                                315,000
           44,780   Telefonica de Espana SA                                                                                  558,297
          274,870   Uralita SA *                                                                                           2,717,930
          120,816   Vallehermoso SA                                                                                        1,770,705
                                                                                                                         125,326,063
                    SWEDEN - 0.8%
           79,590   AGA AB Series A                                                                                          850,937
           15,000   AGA AB Series B                                                                                          160,373
           90,100   Bilspedition AB Series B *                                                                               353,416
            7,000   Celsius Industrier AB Class B                                                                            154,925
           67,920   Electrolux AB Series B                                                                                 3,418,075
           11,900   Esselte AB Series A                                                                                      155,592
           23,000   Esselte AB Series B                                                                                      303,857
          120,800   Fastighets AB (Hufvudstaden) Series A                                                                    707,465
           35,600   Hennes and Mauritz AB Series B                                                                         2,094,610
           96,920   Marieberg Tidnings AB Series A                                                                         2,310,047
           12,400   Mo Och Domsjoe AB Series B *                                                                             617,275
           21,300   Pharmacia AB Class A                                                                                     391,636
            8,000   Pharmacia AB Class B                                                                                     146,549
           27,875   Sandvik AB Class B                                                                                       474,563
           22,000   Skandia Group Foersaekrings AB                                                                           388,027
          508,460   Skandinaviska Enskilda Banken Series A *                                                               2,776,966
           24,200   Skandinaviska Enskilda Banken Series C *                                                                 124,918
          121,140   Skanska AB Series B                                                                                    2,689,333
           46,720   SKF AB Class B *                                                                                         862,207
            3,200   Stora Kopparbergs Bergslags AB Series B                                                                  206,149
          169,100   Svenska Handelsbanken Series A                                                                         2,141,884
           19,800   Svenska Handelsbanken Series B                                                                           238,659
           28,800   Trelleborg Class B AB *                                                                                  398,133
                                                                                                                          21,965,596
                    SWITZERLAND - 5.1%
            2,900   Adia SA *                                                                                                537,882
              350   Baer Holdings AG                                                                                         340,107
            3,570   Baloise Holdings                                                                                       6,621,507
            1,160   Banque Cantonale Vaudoise                                                                                598,686
            1,390   Bobst SA (Bearer)                                                                                      1,877,545
            1,530   Bobst SA (Registered)                                                                                    987,057
              150   CIBA-GEIGY AG (Bearer)                                                                                    94,835
           27,605   CS Holdings (Bearer)                                                                                  11,419,995
           82,126   CS Holdings (Registered)                                                                               6,788,367
              900   Danzas Holding AG                                                                                        816,499
              190   Elektrowatt AG                                                                                            49,490
              930   Elvia Schweiz Versicherungs                                                                            2,868,634
              160   Forbo Holding AG (Bearer)                                                                                285,150
              524   Forbo Holdings Warrants 11/1/95 *                                                                            845
              675   Helvetia Schweizerische Versicherungsgesellschaft                                                        318,435
            4,800   Hilti AG, Schaan (Participating Certificate)                                                           3,522,439
            3,820   Holderbank Financiere Glarus AG (Bearer)                                                               2,821,757
           17,180   Holderbank Financiere Glarus AG (Registered)                                                           2,618,459
            6,770   Interdiscount Holding SA Warrants 11/15/96 *                                                               7,643
              600   Interdiscount Holding SA (Bearer)                                                                        747,551
              770   Interdiscount Holding SA (Participating Certificate)                                                      88,174
            1,695   Intershop Holding AG                                                                                     714,878
              775   Magazine zum Globus (Registered)                                                                         474,981
            6,710   Merkur Holding AG                                                                                      1,791,065
            2,410   Pargesa Holding SA                                                                                     2,545,946
               15   Reisebuero Kuoni AG (Bearer)                                                                             459,659
              160   Reisebuero Kuoni AG (Participating Certificate)                                                          251,603
            1,110   Sandoz AG *                                                                                              640,910
              650   Saurer Group Holdings                                                                                    204,951
              110   Schindler Holding AG (Bearer)                                                                            722,955
            1,565   Schindler Holding AG (Participating Certificate)                                                       1,943,551
            1,500   Schindler Holding AG (Registered)                                                                      1,838,636
            1,863   Sika Finanz AG                                                                                           533,337
            3,200   Sika Finanz AG (Registered)                                                                              159,994
            4,190   SMH AG (Bearer)                                                                                        2,240,208
           17,550   SMH AG (Registered)                                                                                    2,087,517
              700   Societe Generale de Surveillance Holdings Ltd (Registered)                                               191,363
            2,220   Sulzer Gebrueder AG                                                                                    1,405,347
              358   Swiss Bank Corp Warrants 6/30/98 (Registered) *                                                            1,732
              664   Swiss Bank Corp Warrants 6/30/98 *                                                                         5,890
           28,414   Swiss Bank Corp (Bearer)                                                                               8,134,325
           30,868   Swiss Bank Corp (Registered)                                                                           4,405,980
           23,938   Union Bank of Switzerland (Bearer)                                                                    20,018,311
            2,800   Union Bank of Switzerland (Registered)                                                                   557,719
           20,600   Winterthur Schweizerische Versicherungs-Gesellschaft (Registered)                                     10,017,177
            6,850   Winterthur Schweizerische Versicherungs-Gesellschaft                                                   3,441,434
           11,710   Zurich Versicherungs-Gesellschaft (Bearer)                                                            11,161,824
           14,440   Zurich Versicherungs-Gesellschaft (Registered)                                                        13,880,473
                                                                                                                         133,242,823
                    UNITED KINGDOM - 20.3%
            4,380   Allied Domecq Plc                                                                                         34,829
          562,312   AMEC Plc                                                                                                 560,594
           63,280   Amersham International Plc                                                                               822,129
          661,660   Amstrad Plc                                                                                            1,769,506
           30,640   Anglian Water Plc                                                                                        232,492
        4,125,994   Argyll Group                                                                                          17,596,152
       18,994,185   ASDA Group Plc                                                                                        20,363,869
           67,340   Associated British Foods                                                                                 622,856
          160,000   Barratt Developments Plc                                                                                 417,767
        1,689,100   Bass Plc                                                                                              13,511,603
        1,979,950   BAT Industries Plc                                                                                    13,034,005
          327,420   Berisford International Plc                                                                            1,147,650
          520,650   Boots Co Plc                                                                                           3,925,899
        2,317,229   British Aerospace Plc                                                                                 17,271,108
          242,471   British Land Co Plc                                                                                    1,421,603
        8,362,974   British Petroleum Co Plc                                                                              52,406,635
          999,770   British Steel Plc                                                                                      2,523,429
        2,128,740   BTR Plc                                                                                               10,560,646
          393,750   Bunzl Plc                                                                                              1,028,099
        6,418,620   Burton Group Plc                                                                                       6,805,293
           48,530   Carlton Communications Plc                                                                               667,360
          115,884   Charter Plc                                                                                            1,368,021
          271,100   Cobham Plc                                                                                             1,312,748
        4,399,565   Costain Group Plc *                                                                                    1,549,067
          509,950   Dixons Group Plc                                                                                       1,694,639
           11,140   East Midlands Electricity                                                                                128,159
          564,440   English China Clays Plc                                                                                3,019,012
        4,570,300   Ferranti International Plc * (c)                                                                          54,242
           26,300   First Leisure Corp.Plc                                                                                   110,289
        1,264,250   Fisons Plc                                                                                             2,540,780
        2,367,695   Forte Plc                                                                                              8,992,229
        2,357,020   General Electric Co Plc                                                                               10,816,621
        6,876,273   Glaxo Plc                                                                                             68,987,865
        1,217,886   Grand Metropolitan Plc                                                                                 7,371,713
        1,057,755   Great Portland Estates Plc                                                                             2,929,230
          804,370   Great Universal Stores Plc                                                                             6,491,669
          204,560   Greenalls Group Plc                                                                                    1,304,536
          341,975   Greycoat Plc *                                                                                           687,272
        1,652,881   Hammerson Property Investment and Development Corp Plc                                                 8,383,010
          367,100   Hillsdown Holdings Plc                                                                                 1,042,748
          435,060   Imperial Chemical Industries Plc                                                                       4,843,325
        1,839,517   Ladbroke Group Plc                                                                                     4,919,499
          280,408   Laing (John) Plc Class A                                                                                 820,904
        4,240,075   Lasmo Plc *                                                                                           10,299,408
           39,680   Lex Service Plc                                                                                          177,073
          201,840   London Electricity Plc                                                                                 2,306,082
        1,031,600   London International Group Plc *                                                                       1,550,834
        4,058,065   Lonrho Plc                                                                                             9,311,451
        1,488,510   Marks & Spencer Plc                                                                                    8,774,217
          161,766   Meyer International Plc                                                                                  793,559
          128,160   Midland Electricity                                                                                    1,488,603
        1,008,990   National Power Plc                                                                                     7,400,600
          394,321   Norcros Plc                                                                                              486,715
           16,080   Northern Electric Plc                                                                                    268,962
          496,400   Northern Foods Plc                                                                                     1,590,696
           16,890   Northumbrian Water Group Plc                                                                             195,646
          166,500   NORWEB Plc                                                                                             2,092,016
          199,140   Ocean Group Plc                                                                                          869,757
        1,321,257   Peninsular and Oriental Steam Navigation Co                                                           11,781,798
        1,612,256   Pilkington Plc                                                                                         4,222,429
          895,660   Powergen Plc                                                                                           7,044,171
          417,026   Reckitt & Colman Plc                                                                                   4,144,318
          498,773   Redland Plc                                                                                            3,362,350
        1,060,713   Sainsbury Plc                                                                                          6,865,174
          116,360   Scottish & Newcastle Plc                                                                                 914,225
           99,940   Securicor Group Plc Class A (Non-Voting)                                                               1,447,074
        1,944,500   Signet Group Plc *                                                                                       538,488
          697,874   Simon Engineering Plc *                                                                                  866,916
          380,170   Slough Estates Plc                                                                                     1,356,609
        2,912,032   Smith & Nephew Plc                                                                                     7,303,916
        2,971,010   Smithkline Beecham Plc Class A                                                                        23,671,944
        3,573,220   Smithkline Beecham Plc Equity Units                                                                   27,282,704
            5,500   South West Water Plc                                                                                      43,126
           80,620   South Western Electricity Plc                                                                          1,034,651
           31,262   Southern Water Plc                                                                                       269,615
           70,260   Suter Plc                                                                                                169,554
        6,902,675   Tarmac Plc                                                                                            11,469,304
        2,872,426   Taylor Woodrow Plc                                                                                     5,363,659
        2,095,660   Tesco                                                                                                  8,307,281
          122,260   Thorn EMI Plc Ord                                                                                      2,014,028
        3,141,383   Trafalgar House Plc                                                                                    3,082,073
          292,870   Unigate Plc                                                                                            1,631,353
          674,070   Unilever Plc                                                                                          12,480,190
          640,140   United Biscuits Holdings Plc                                                                           3,383,388
            6,986   Vodafone Group Plc                                                                                        20,894
          687,200   Wellcome Plc                                                                                          11,021,412
          774,403   Wessex Water Plc                                                                                       3,345,492
          676,884   Whitbread Plc Class A (Limited Voting)                                                                 5,762,711
          239,600   Wilson (Connolly) Holdings Plc                                                                           466,361
          884,480   Wimpey (George) Plc                                                                                    1,686,574
           26,260   Wolseley Plc                                                                                             145,859
                                                                                                                         526,196,362

                    TOTAL STOCK AND EQUIVALENTS (Cost $2,501,692,687)                                                  2,551,024,197

     Par Value      SHORT-TERM INVESTMENT - 0.4%
                    U.S. GOVERNMENT - 0.4%
$      10,430,000   U.S. Treasury Bill 5.89% due 2/8/96 (a)                                                                9,830,020


                    TOTAL SHORT-TERM INVESTMENT (Cost $9,777,724)                                                          9,830,020

                    TOTAL INVESTMENTS - 98.8%
                    (Cost $2,511,470,411) * *                                                               $          2,560,854,217

                    Other Assets and Liabilities (net) - 1.2%                                                             30,791,635

                    TOTAL NET ASSETS - 100.0%                                                               $          2,591,645,852

                    NOTES TO THE SCHEDULE OF INVESTMENTS:

                    ADR American Depositary Receipt

                    (a)     This security is held as collateral for open futures contracts.

                    (b)     Restricted security - This security is restricted as to resale.  At
                            February 28, 1995, restricted securities amounted to $127,482.

                    (c)      Security valued by management (Note 1).

                    *        Non-income producing security.

                    ** The aggregate identified cost for federal income tax purposes is $2,512,340,919 resulting in gross unrealized appreciation and depreciation of $198,384,375 and $149,871,077, respectively, and net unrealized appreciation of $48,513,298.


               At February 28, 1995, industry sector diversificatio  investments was as follows:
                                              Percentage of
               Industry Sector                Net Assets

               Services                          16.5 %
               Banking                           16.1
               Construction                      10.2
               Oil and Gas                        7.0
               Transportation                     5.5
               Retail Stores                      5.2
               Technology                         4.2
               Primary Processing                 4.2
               Consumer Goods                     4.1
               Utilities                          3.9
               Food and Beverage                  3.2
               Metals and Mining                  3.0
               Machinery                          2.9
               Pharmaceuticals                    2.7
               Automotive                         2.6
               Insurance                          2.4
               Real Estate                        2.2
               Manufacturing                      0.8
               Miscellaneous                      1.7
                                                 98.4 %


              See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995


ASSETS:
  Investments, at value (cost $2,501,692,687) (Note 1)             $       2,551,024,197
  Short-term investments, at value (cost $9,777,724)  (Note 1)                 9,830,020
  Foreign currency, at value (cost $ 46,877,222) (Note 1)                     46,902,909
  Receivable for Fund shares sold                                                201,537
  Receivable for investments sold                                            160,803,865
  Dividends and interest receivable                                            2,766,728
  Foreign withholding taxes receivable                                         3,604,738
  Receivable for open forward foreign currency contracts (Note 5)              1,317,197
  Receivable for variation margin on open futures contracts                    2,044,183
  Receivable for expenses waived or borne by Manager (Note 2)                    213,313

    Total assets                                                           2,778,708,687


LIABILITIES:
  Payable for investments purchased                                          160,772,812
  Payable for open forward foreign currency contracts (Note 5)                14,283,784
  Due to Custodian                                                             6,102,542
  Payable for Fund shares repurchased                                          3,797,751
  Payable to affiliate for management fee                                      1,507,939
  Accrued expenses                                                               598,007

    Total liabilities                                                        187,062,835

NET ASSETS(equivalent to $22.32 per share based
  on 116,104,099 shares outstanding, unlimited shares authorized)  $       2,591,645,852


NET ASSETS CONSIST OF:
  Paid-in capital                                                  $       2,453,213,046
  Accumulated net realized gain                                              100,721,946
  Net unrealized appreciation                                                 37,710,860

    NET ASSETS                                                     $       2,591,645,852



              See accompanying notes to the financial statements.


GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - YEAR ENDED FEBRUARY 28, 1995

INVESTMENT INCOME:
  Dividends (net of foreign tax expense of $7,455,318)          $  55,664,794
  Interest                                                          2,602,161
    Total income                                                   58,266,955
Expenses:
  Management fee (Note 2)                                          19,964,039
  Custodian fees                                                    2,182,474
  Stamp duties and transfer taxes                                     116,741
  Legal fees                                                          105,483
  Audit fees                                                           83,697
  Registration fees                                                    72,479
  Insurance                                                            31,850
  Transfer agent fees                                                  27,493
  Trustee fee (Note 2)                                                 13,230
  Miscellaneous                                                         2,203

    Total expenses                                                 22,599,689

    Less:  expenses waived or borne by Manager (Note 2)            (3,849,845)

    Net expenses                                                   18,749,844

      Net investment income                                        39,517,111

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FUTURES CONTRACTS,  FOREIGN CURRENCY, FORWARD CONTRACTS
  AND FOREIGN CURRENCY RELATED TRANSACTIONS:
    Net realized gain (loss) on:
      Investments                                                 251,835,142
      Closed futures contracts                                      1,165,193
      Foreign currency, forward contracts and foreign
        currency related transactions                             (14,261,791)
        Net realized gain                                         238,738,544

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                (413,444,424)
      Open futures contracts                                          970,756
      Foreign currency, forward contracts and foreign
        currency related transactions                             (11,601,187)
        Net unrealized loss                                      (424,074,855)
    Net realized and unrealized loss on investments, futures
      contracts, foreign currency, forward contracts and
      foreign currency related transactions                      (185,336,311)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(145,819,200)


              See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS


                                                                             YEAR ENDED
                                                               FEBRUARY 28, 1995     FEBRUARY 28, 1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                     $          39,517,111  $         23,895,036
  Net realized gain on investments, closed futures
    contracts, foreign currency, forward contracts
    and foreign currency related transactions                         238,738,544            63,775,412
  Change in net unrealized appreciation (depreciation)
    on investments, open futures contracts, foreign
    currency, forward contracts and foreign
    currency related transactions                                    (424,074,855)          455,871,027

  Net increase (decrease) in net assets resulting from
    operations                                                       (145,819,200)          543,541,475

Distributions to shareholders from:
  Net investment income                                               (38,432,195)          (22,013,675)
  Net realized gains                                                 (172,566,881)          (34,254,981)
                                                                     (210,999,076)          (56,268,656)

Fund share transactions:  (Note 4)
  Proceeds from sale of shares                                      1,196,755,657         1,024,284,607
  Net asset value of shares issued to shareholders
    in payment of distributions declared                              191,594,151            44,737,151
  Cost of shares repurchased                                         (726,316,370)         (188,195,832)

  Net increase in net assets resulting
    from Fund share transactions                                      662,033,438           880,825,926

  Total increase in net assets                                        305,215,162         1,368,098,745

NET ASSETS:
  Beginning of period                                               2,286,430,690           918,331,945

  End of period (including undistributed net
    investment income of $0 and
    $7,595,549, respectively)                               $       2,591,645,852  $      2,286,430,690





              See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                            YEAR ENDED FEBRUARY 28/29,
                                             1995         1994         1993         1992         1991

NET ASSET VALUE, BEGINNING OF PERIOD    $    25.56   $    18.51   $    18.80   $    18.73   $    18.79

Income (loss) from investment operations:
  Net investment income (a)                   0.27         0.29         0.29         0.29         0.55
  Net realized and unrealized gain (loss)
   on investments                            (1.57)        7.44        (0.04)        0.22         0.69

    Total from investment operations         (1.30)        7.73         0.25         0.51         1.24

Less distributions to shareholders:
  From net investment income                 (0.35)       (0.27)       (0.20)       (0.28)       (0.54)
  From net realized gains                    (1.59)       (0.41)       (0.34)       (0.16)       (0.76)

    Total distributions                      (1.94)       (0.68)       (0.54)       (0.44)       (1.30)

NET ASSET VALUE, END OF PERIOD         $     22.32  $     25.56    $   18.51    $   18.80    $   18.73

TOTAL RETURN (B)                             (5.31%)      42.10%        1.43%        2.84%        7.44%


Ratios/Supplemental Data:

  Net assets, end of period            $ 2,591,646  $ 2,286,431    $ 918,332    $ 414,341    $ 173,792
  Net expenses to average
   daily net assets (a)                       0.70%        0.71%(c)     0.70%        0.70%        0.78%
  Net investment income to average
   daily net assets (a)                       1.48%        1.48%        2.36%        2.36%        3.32%
  Portfolio turnover rate                       53%          23%          23%          35%          81%

(a) Net of fees and expenses voluntarily waived or borne by the Manager of $.03, $.03, $.03, $.02, $.01 per share for the fiscal years ended 1995, 1994, 1993,
    1992, and 1991, respectively.
(b) Calculation excludes subscription fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .01% of average daily net assets.

              See accompanying notes to the financial statements.


GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENT
AUGUST 31, 1993

1.    SIGNIFICANT ACCOUNTING POLICIES

     The GMO International Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FUTURES CONTRACTS
     The Fund may purchase stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts held as of February 28, 1995.

     FORWARD  CURRENCY  CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 5 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1995.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if paid and received by the shareholders of the Fund.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. There is no premium incurred on reinvested distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and redemption in-kind.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           Undistributed Net Investment          Accumulated Net Realized
                      Income                             Gain                     Paid-in Capital
                 ($8,680,465)                         $7,352,943                     $1,327,522

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .75% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid in capital by the Fund. There is no premium for redemptions or in-kind transactions. For the year ended February 28, 1995, the Fund received $1,914,529 in purchase premiums.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .75% of average daily net assets. The Manager has agreed to waive a portion of its fee until further notice to the extent that the Fund's annual expenses (including management and custody fees but excluding brokerage commissions and transfer taxes) exceed .70% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the year ended February 28, 1995, was $13,230. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1995 aggregated $1,813,370,609 and $1,379,237,707, respectively.

4.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Year Ended           Year Ended
                                                              February 28, 1995    February 28, 1994

         Shares sold                                               47,709,816           45,915,356
         Shares issued to shareholders in reinvestment of
          distributions                                             8,245,854            1,887,116
         Shares repurchased                                       (29,287,818)          (7,968,846)

         Net increase                                              26,667,852           39,833,626
         Fund shares:
          Beginning of period                                      89,436,247           49,602,621
          End of period                                           116,104,099           89,436,247

     5. FINANCIAL INSTRUMENTS

     A summary of outstanding forward currency contracts and futures contracts at February 28, 1995 is as follows:

     FUTURES CONTRACTS

                                                                                                    Net Unrealized
     Number of                                                                                       Appreciation
     Contracts                Type                Expiration Date             Contract Value        (Depreciation)
      Buys
         661               Hang Seng                 March 1995          $         35,309,190  $            166,312
         309               FT-SE 100                 March 1995                    36,807,776              (771,429)
                                                                                               $           (605,117)
      Sales
         252               DAX                       March 1995                    36,290,412  $           (160,940)
         521               CAC                       March 1995                    36,035,749              1,736,813
                                                                                               $           1,575,873

     At February 28, 1995 the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

     FORWARD CURRENCY CONTRACTS

      Sales

                                                                        In Exchange for       Net Unrealized
         Settlement                               Units of             (in U.S. Dolollars)     Appreciation
           Date               Deliver             Currency                 (Note 1)           (Depreciation)

          6/1/95            German Marks         108,780,000  $           66,434,591     $       (8,153,999)
          7/3/95            German Marks          97,300,000              61,660,330             (5,125,311)
         12/1/95            German Marks          25,070,000              16,279,221             (1,004,474)
          2/1/96            British Pounds        83,500,000             132,379,825              1,317,197
                                                                                         $      (12,966,587)


                                                           * * *
GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS (UNAUDITED)


     For  the  fiscal  year  ended   February  28,  1995,   all  of  the  Fund's
     distributions are from investment company taxable income, except that the Fund has designated 77.43% of distributions as net capital gain dividends.






GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees of GMO Trust and the Shareholders of GMO International Small Companies Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Small Companies Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 14, 1995



GMO  INTERNATIONAL  SMALL  COMPANIES  FUND
(A SERIES OF GMO TRUST)
SCHEDULE  OF INVESTMENTS
(SHOWING  PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

      SHARES        DESCRIPTION                                                                                         VALUE ($)

                    STOCK AND EQUIVALENTS - 98.6%
                    AUSTRALIA - 2.6%
           43,600   Aberfoyle Ltd *                                                                                           94,812
           41,500   Adelaide Brighton Ltd                                                                                     44,052
           91,100   Australian Gas and Light Co *                                                                            286,078
           97,600   Australian National Industries Ltd *                                                                      97,127
           99,000   Bougainville Copper Ltd *                                                                                 47,436
          148,200   Burns Philp & Co Ltd                                                                                     355,048
           91,800   Caltex Australia Ltd                                                                                     236,846
            2,900   Coal & Allied Industries Ltd                                                                              27,791
           44,900   Crusader Ltd                                                                                              43,027
           82,874   Email Ltd                                                                                                218,093
           86,600   Fairfax Holdings Ltd  *                                                                                  180,659
          414,610   Goodman Fielder Ltd                                                                                      378,981
          101,875   Hardie (James) Industries Ltd                                                                            165,214
           23,200   Metal Manufactures Ltd                                                                                    45,320
           30,800   OPSM Protector Ltd                                                                                        43,138
           75,000   Pacific Magazines and Printing Ltd                                                                       152,037
          266,000   Pasminco Ltd  *                                                                                          274,515
          115,300   Pioneer International Ltd                                                                                277,078
           52,800   Publishing and Broadcasting Ltd Preferred 4.96% *                                                        134,279
          238,200   QCT Resources Ltd                                                                                        228,266
           18,050   Rothmans Holdings Ltd                                                                                     59,875
          252,887   Santos Ltd                                                                                               678,553
           96,500   Seven Network Ltd                                                                                        214,116
          189,800   Southcorp Holdings Ltd                                                                                   436,523
            6,800   Weston Foods Ltd                                                                                          29,825
           47,200   Wills (WD & HO) Holdings Ltd                                                                              92,551
                                                                                                                           4,841,240
                    AUSTRIA - 2.9%
              777   Allgemeine Baugesellschaft AG                                                                            118,488
              888   Allgemeine Baugesellschaft AG Preferred 7.00%                                                             73,141
              800   Austrian Airlines *                                                                                      135,205
           11,700   Bank Austria AG (Participating Certificate)                                                              410,247
              700   Bau Holding AG Preferred (Non Voting) 2.42%                                                               46,438
            1,150   Brau Union AG                                                                                             72,716
              200   BWT AG                                                                                                    30,246
            1,500   Constantia Industrie Holdings AG *                                                                       115,245
            2,800   Creditanstalt-Bankverein                                                                                 175,417
            1,200   Creditanstalt-Bankverein Preferred 1.65%                                                                  72,847
              100   EA-Generali AG                                                                                            25,982
            1,100   EA-Generali AG Preferred 6.00%                                                                           174,688
              500   EVN Energie-Versorgung Niederoesterreich AG                                                               60,318
            2,300   Flughafen Wien AG                                                                                        100,083
            1,100   Jenbacher Werke AG                                                                                       168,705
              200   Lenzing AG                                                                                                18,591
              300   Leykam-Muerztaler Papier und Zellstoff AG *                                                               14,278
              800   Miba Holding AG Series B Preferred 1.34%                                                                  34,190
            7,000   OMV AG *                                                                                                 679,229
            1,100   Oesterreichische Brau Beteiligungs AG                                                                     62,717
            3,000   Oesterreichische Elektrizitaetswirschafts AG                                                             185,032
            7,200   Oesterreichische Laenderbank AG                                                                          567,860
              700   Oesterreichische Laenderbank AG Preferred (Non Voting)                                                    33,656
              110   Perlmooser Zementwerke AG                                                                                  7,661
           16,930   Radex-Heraklith AG                                                                                       610,076
              300   RAS Versicherungs AG                                                                                      48,079
            2,400   Steyr-Daimler-Puch AG *                                                                                   35,200
            2,180   Strabag Oesterreich AG                                                                                   302,793
            4,000   Universale Bau AG *                                                                                      235,054
            1,700   VA Technologie AG *                                                                                      182,789
           15,100   Veitsch-Radex AG *                                                                                       400,399
              200   Wiener Allianz Versicherungs AG *                                                                         47,205
              220   Wienerberger Baustoffindustrie AG                                                                         77,782
                                                                                                                           5,322,357
                    CANADA - 2.0%
            6,000   Abitibi-Price Inc                                                                                         78,706
            5,000   Avenor Inc *                                                                                             102,426
           17,000   Brunswick Mining & Smelt Ltd                                                                             122,192
           18,900   Cameco Corp                                                                                              461,887
            3,100   Canadian Marconi Co                                                                                       30,638
           38,300   Canadian Tire Ltd Class A                                                                                364,762
              900   Canfor Corp                                                                                               10,674
            1,900   CCL Industries Class B                                                                                    16,047
           21,900   Cominco Ltd *                                                                                            350,243
           18,100   Dominion Textile Inc                                                                                     107,332
           24,400   Domtar Inc *                                                                                             208,266
           18,900   Dylex Ltd Part Class A Preferred $0.01 *                                                                   1,834
           13,000   Gulf Canada Resources Ltd *                                                                               47,889
            6,400   Hudsons Bay Co                                                                                           124,780
           13,900   Inter-City Prods Corp *                                                                                   22,480
            1,700   International Forest Products A *                                                                         14,205
            9,400   Ipsco Inc                                                                                                151,177
           16,800   Maple Leaf Foods                                                                                         155,472
           15,300   Molson Class A                                                                                           213,073
            2,900   Molson Co Ltd Class B                                                                                     42,731
           11,300   Noranda Forest Inc                                                                                        86,298
           30,100   Nova Scotia Power Inc                                                                                    243,396
           15,800   Oshawa Group Ltd Class A                                                                                 212,938
           30,200   Power Corp                                                                                               401,581
            1,700   Scotts Hospitality Inc                                                                                     9,164
           12,100   Sears Canada Inc                                                                                          66,316
            3,600   Semi Tech Corp Class A                                                                                    26,523
            1,700   Slocan Forest Products Ltd                                                                                16,343
            5,200   Spar Aerospace Ltd                                                                                        46,253
            6,600   Total Petroleum North America                                                                             69,381
                                                                                                                           3,805,007
                    DENMARK - 0.0%
              800   Hafnia Holdings Class A (a) *                                                                           -

                    FINLAND - 3.2%
           29,000   Amer Group Series A                                                                                      533,052
           25,000   Cultor OY Series 1                                                                                       736,351
            9,500   Cultor OY  Serie 2                                                                                       265,086
            4,000   Huhtamaki OY Series L                                                                                    124,903
              700   Instrumentarum OY B *                                                                                     13,332
           98,000   Kesko OY                                                                                               1,096,000
           63,700   Partek OY  *                                                                                             811,149
          132,400   Rautaruukki OY  *                                                                                        952,938
           69,600   Valmet OY  *                                                                                           1,402,633
                                                                                                                           5,935,444
                    HONG KONG - 7.0%
        3,940,000   Applied International Holdings Ltd                                                                       453,547
          518,000   Applied International Holdings Ltd Warrants 12/30/99 *                                                    19,430
          127,000   Cathay Pacific Airways Ltd                                                                               205,329
           73,000   Cross Harbour Tunnel Co Ltd                                                                              143,517
          194,309   Dairy Farm International                                                                                 233,729
        6,350,000   Denway Investments                                                                                       525,642
          414,000   Dickson Concepts (International) Ltd                                                                     224,898
       15,540,000   Elec and Eltek International Holdings Ltd                                                              1,808,963
           16,780   Furama Hotel Enterprises Ltd                                                                              20,618
        1,668,000   Goldlion Holdings Ltd                                                                                    371,074
           19,000   Harbour Centre Development Ltd                                                                            21,380
           46,500   Hong Kong Ferry Co Ltd                                                                                    49,919
            3,100   Hong Kong Ferry Warrants 6/30/96 *                                                                         1,183
           52,000   Hongkong and Shanghai Hotels Ltd Preferred 1.95%                                                          59,523
          520,000   Jardine International Motor Holdings Ltd                                                                 568,324
           50,000   Kowloon Motor Bus Co Ltd                                                                                  89,892
        1,671,000   Kumagai Gumi Hong Kong Ltd                                                                             1,156,289
          682,000   Lai Sun Garment International Ltd                                                                        727,737
          252,000   Lane Crawford International Ltd Series A                                                                 387,868
        3,680,000   Laws International Holdings Ltd                                                                          618,767
           74,862   Mandarin Oriental                                                                                         88,597
          952,000   Playmate Toys Holding                                                                                    295,518
          211,455   Playmates Properties Holdings                                                                             30,358
           40,000   Realty Development Corp Ltd Class B                                                                       18,625
        7,734,000   Regal Hotels International Ltd                                                                         1,490,482
           80,800   San Miguel Brewery Ltd                                                                                    70,020
        1,076,000   Shun Tak Holdings Ltd                                                                                    640,186
          160,000   South China Morning Post Ltd                                                                              86,917
        1,933,595   Stelux Holdings International Ltd                                                                        568,962
          214,500   Swire Pacific Ltd Class A                                                                              1,505,093
           26,000   Television Broadcasting Ltd                                                                               97,859
          105,000   Wing On International Holdings Ltd                                                                       183,341
          263,000   Winsor Industrial Corp Ltd                                                                               324,859
                                                                                                                          13,088,446
                    ITALY - 7.0%
           69,000   Alitalia Linee Aeree Italiane Class A *                                                                   37,828
          118,000   Alitalia Linee Aeree Italiane Class B (Private Placement) (b) *                                           44,400
          375,000   Autostrade Concessioni e Costruzioni SPA Class B Preferred                                               469,593
          474,400   Banca Nazionale dell'Agricoltura di Risp *                                                               190,442
          635,800   Banca Nazionale dell'Agricoltura SPA (Non Convertible)                                                   269,711
           36,500   Banca Nazionale dell'Agricoltura SPA  Preferred *                                                         28,540
            4,000   Bonifiche-Siele Finanziaria SPA *                                                                         81,965
           70,000   Caffaro SPA *                                                                                             83,883
           12,000   Calcestruzzi SPA *                                                                                        57,520
          285,200   Caltagirone SPA                                                                                          234,107
           62,000   Cantoni ITC SPA *                                                                                         96,585
           33,500   Cartiere Burgo SPA *                                                                                     230,827
          215,000   Cementir Cementerie del Tirreno SPA                                                                      180,090
           41,100   Cia Italiana dei Grandi Alberghi Cigahotels SPA *                                                         21,892
          212,100   COFIDE SPA  *                                                                                             96,583
           24,000   Cogefar Impresit Costruzioni Generali SPA *                                                               21,901
          360,000   Comau Finanziaria SPA                                                                                    570,522
           40,000   Danieli and Co SPA (Non Convertible)                                                                     138,047
           32,000   Falck Acciaierie and Ferriere Lombarde *                                                                  64,997
          294,000   Fiat SPA (Non Convertible)                                                                               708,138
          178,000   Fiat SPA Preferred *                                                                                     446,867
          473,500   Finmeccanica SPA (Non Convertible) *                                                                     368,814
          102,000   Fornara SPA (a) *                                                                                          4,400
          245,000   Gemina SPA (Non Convertible)                                                                             162,208
           80,833   Gilardini SPA *                                                                                          200,509
          229,900   Grassetto SPA *                                                                                          199,734
           94,500   Industriali Riunite SPA *                                                                                 91,443
           32,000   Industriali Riunite (Cie) SPA (Non Convertible) *                                                         18,675
           36,000   Italcementi Fabbriche Riunite Cemento SPA                                                                234,680
           57,000   Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                                              179,982
           76,800   Latina di Assicurazioni SPA (Non Convertible) *                                                          196,487
            3,000   Marzotto and Figli SPA                                                                                    20,312
          895,000   Montedison SPA (Non Convertible) *                                                                       542,685
           60,000   Montefibre SPA (Non Convertible) *                                                                        36,489
          340,000   Montefibre SPA *                                                                                         280,108
          179,000   Olivetti and Co SPA (Non Convertible) *                                                                  139,425
           41,000   Olivetti and Co SPA (Private Placement) (b) *                                                             56,869
          191,000   Parmalat Finanziaria SPA                                                                                 168,799
           83,000   Pirelli and Co (Non Convertible)                                                                         106,920
          162,000   Pirelli SPA (Non Convertible)                                                                            178,307
          132,000   Ratti SPA                                                                                                263,368
           17,000   Recordati Industria Chimica e Farmaceutica SPA                                                            83,065
           81,000   Recordati Industria Chimica e Farmaceutica SPA (Non Convertible)                                         228,101
           32,000   Rinascente per l'Esercizio di Grandi Magazzini SPA                                                       159,329
          151,000   Rinascente per l'Esercizio di Grandi Magazzini SPA (Non Convertible)                                     404,869
          237,000   Rinascente per l'Esercizio di Grandi Magazzini SPA
                        (Private Placement) (b)                                                                              589,306
          180,000   SAFFA SPA *                                                                                              519,833
           14,000   Sasib SPA                                                                                                 65,009
           42,000   Sirti SPA                                                                                                281,846
          105,000   Snia BPD SPA                                                                                             125,447
          650,000   Snia BPD SPA (Non Convertible)                                                                           443,979
          670,000   Societa Metallurgica SPA *                                                                               341,223
           45,000   SORIN Biomedica SPA *                                                                                    121,195
           27,000   Stefanel SPA                                                                                              54,599
           12,900   Tosi (Franco) SPA                                                                                        137,966
            3,500   Unione Cementi Marchino Emiliane e di Augusta-Casale                                                      23,697
          633,410   Unione Cementi Marchino Emiliane e di Augusta-Casale
                        (Non Convertible)                                                                                  1,992,455
                                                                                                                          13,096,571
                    JAPAN - 18.5%
            6,000   Aida Engineering Ltd                                                                                      45,277
            6,000   Ajinomoto Co Inc                                                                                          69,562
            5,000   Alps Electric Co Ltd *                                                                                    59,521
            8,000   Amada Co Ltd                                                                                              79,499
           47,000   Aoki Corp                                                                                                257,854
            4,800   Arabian Oil Co Ltd                                                                                       202,226
           26,000   Asahi Breweries Ltd                                                                                      269,137
            6,000   Asics Corp                                                                                                20,185
            3,000   Bank of Kyoto Ltd                                                                                         21,117
           16,000   Bank of Yokohama Ltd                                                                                     121,898
            7,000   Banyu Pharmaceutical Co Ltd                                                                               72,315
            5,000   Canon Sales Co Inc                                                                                       113,348
           12,000   Chiba Bank Ltd                                                                                            91,424
            1,000   Chudenko Corp                                                                                             38,611
            7,000   Chugai Pharmaceutical Co Ltd                                                                              70,286
            3,000   Chugoku Bank Ltd                                                                                          48,755
           57,000   Cosmo Oil Co Ltd                                                                                         374,670
            3,000   CSK Corp                                                                                                  81,983
           31,000   Daicel Chemical Industries Ltd                                                                           146,328
            8,000   Daiichi Seiyaku Pharmaceutical Co Ltd                                                                    121,733
           23,000   Dainippon Ink & Chemicals Inc                                                                            100,471
            5,000   Dainippon Pharmaceutical Co Ltd                                                                           52,275
            4,000   Dainippon Screen Manufacturing Co Ltd *                                                                   26,334
            4,000   Daito Trust Construction Co Ltd                                                                           34,367
           20,000   Daiwa Bank Ltd                                                                                           166,865
            8,000   Denki Kagaku Kogyo *                                                                                      26,665
            1,000   Denny's Japan Co Ltd                                                                                      30,640
            2,000   Descente Ltd                                                                                              11,242
            7,000   Eisai Co Ltd                                                                                             106,516
           33,000   Fuji Heavy Industries Ltd *                                                                              119,901
           18,000   Fujisawa Pharmaceutical Co Ltd                                                                           204,958
           14,000   Fujita Corp                                                                                               75,069
            6,000   Fujita Kanko Inc                                                                                         117,385
           54,000   Fujiya Co Ltd                                                                                            271,104
            1,000   Fukuoka City Bank Ltd                                                                                      7,360
           18,000   Fukuyama Transporting Co Ltd                                                                             166,575
           19,000   Furukawa Electric Co Ltd                                                                                 105,812
           80,000   Gakken Co Ltd *                                                                                          579,680
           34,000   General Sekiyu (KK)                                                                                      322,385
           36,000   Godo Shusei Co Ltd *                                                                                     172,538
            6,000   Green Cross Corp                                                                                          50,184
           55,000   Hankyu Corp                                                                                              296,051
            5,000   Hankyu Department Stores Inc                                                                              51,343
           11,000   Hanwa Co Ltd *                                                                                            35,754
           19,000   Haseko Corp                                                                                              101,289
            9,000   Hazama Ltd                                                                                                43,787
            4,000   Higo Bank Ltd                                                                                             31,551
            8,000   Hiroshima Bank Ltd                                                                                        45,546
           19,000   Hitachi Maxell Ltd                                                                                       296,983
           68,000   Hitachi Sales Corp                                                                                       401,221
            6,000   Hokkaido Bank Ltd                                                                                         22,173
            8,000   Hokuriku Bank Ltd                                                                                         53,248
            2,000   Honen Corp                                                                                                11,759
            1,000   House Foods Corp                                                                                          18,529
            3,000   Hoya Corp                                                                                                 64,593
           22,000   Hyogo Bank Ltd *                                                                                          60,349
            4,000   INAX Corp                                                                                                 40,453
           39,000   Intec Inc                                                                                                500,595
            8,000   Itoham Foods Inc                                                                                          54,656
           22,000   Japan Airport Terminal Co Ltd                                                                            239,118
          100,000   Japan Energy Co Ltd                                                                                      358,160
          100,000   Japan Synthetic Rubber Co Ltd                                                                            564,153
           30,000   Joshin Denki Co Ltd                                                                                      341,597
            2,000   Kaken Pharmaceutical Co Ltd                                                                               22,566
           11,000   Kamigumi Co Ltd                                                                                           91,093
            6,000   Kao Corp                                                                                                  65,214
           32,000   Keihin Electric Express Railway Co Ltd                                                                   185,166
           42,000   Keio Teito Electric Railway Co Ltd                                                                       230,858
           17,000   Keisei Electric Railway Co Ltd                                                                           123,710
            1,000   Kissei Pharmaceutical Co Ltd                                                                              38,818
            2,000   Kobori Juken Co Ltd                                                                                       19,254
           15,000   Koito Manufacturing Co Ltd                                                                               111,795
           50,000   Kokusai Kogyo Co Ltd                                                                                     492,211
            5,000   Kokuyo Co Ltd                                                                                            120,594
           29,000   Komatsu Ltd                                                                                              212,836
            1,000   Konami Co Ltd                                                                                             18,426
           10,000   Konica Corp                                                                                               68,319
           49,000   Koyo Seiko Co Ltd                                                                                        420,993
           19,000   Kumagai Gumi Co Ltd                                                                                       94,208
          104,000   Kurabo Industries Ltd                                                                                    387,558
          227,000   Kureha Chemical Industry Co Ltd                                                                        1,064,448
            4,000   Kyodo Printing Co Ltd                                                                                     39,335
           13,000   Kyowa Hakko Kogyo Co Ltd                                                                                 125,687
           16,000   Lion Corp                                                                                                 95,068
           56,000   Maeda Corp                                                                                               597,071
           52,000   Makino Milling Machine Co Ltd *                                                                          387,558
           43,000   Marubeni Corp                                                                                            196,294
           95,000   Marudai Food Co Ltd                                                                                      641,168
           13,000   Matsushita Electric Works Ltd                                                                            131,204
           24,000   Matsushita Refrigeration Co                                                                              180,115
            6,000   Matsuzakaya Co Ltd                                                                                        68,941
           31,000   Mazda Motor Corp *                                                                                       144,082
            9,000   Mercian Corp                                                                                              61,488
              200   Mitsubishi Chemical Corp                                                                                     961
           14,000   Mitsubishi Gas Chemical Co Inc                                                                            57,243
           32,000   Mitsubishi Materials Corp                                                                                150,717
           41,000   Mitsubishi Oil Co Ltd                                                                                    356,079
           18,000   Mitsubishi Rayon Co Ltd                                                                                   60,929
           21,000   Mitsubishi Trust & Banking Corp                                                                          297,811
            7,000   Mitsubishi Warehouse & Transportation Co Ltd                                                              99,995
           49,000   Mitsuboshi Belting Ltd                                                                                   285,058
           13,000   Mitsui Mining Co Ltd  *                                                                                   59,210
           22,000   Mitsui Toatsu Chemicals Inc                                                                               76,746
           19,000   Mitsui Trust & Banking Co Ltd                                                                            170,912
            6,000   Mitsui-Soko Co Ltd                                                                                        41,613
            3,000   Mochida Pharmaceutical Co Ltd                                                                             60,556
           75,000   Nagasakiya Co Ltd  *                                                                                     378,086
           51,000   Nagoya Railroad Co Ltd                                                                                   244,428
           30,000   Nakkai Electric Railway Co Ltd                                                                           218,622
            2,000   Namco Ltd                                                                                                 43,476
          131,000   Nichiei Co Ltd                                                                                           656,322
            8,000   Nichii Co Ltd                                                                                             86,952
            6,000   Nihon Cement Co Ltd                                                                                       41,737
            1,000   Nippon Beet Sugar Manufacturing Co Ltd                                                                     4,182
          109,000   Nippon Chemi-Con Corp *                                                                                  599,130
            3,000   Nippon Denko Co Ltd                                                                                       10,714
            5,000   Nippon Kayaku Co Ltd                                                                                      31,572
            2,000   Nippon Meat Packers Inc                                                                                   26,086
            4,000   Nippon Metal Industry Co Ltd                                                                              14,782
          147,000   Nippon Oil Co Ltd                                                                                        882,563
           13,000   Nippon Piston Ring Co Ltd                                                                                 64,324
           12,000   Nippon Sheet Glass Co Ltd                                                                                 61,488
            8,000   Nippon Suisan Kaisha Ltd *                                                                                37,265
            4,000   Nippon Yakin Kogyo Co Ltd                                                                                 19,875
           46,000   Nissan Fire & Marine Insurance Co Ltd                                                                    298,080
            2,000   Nisshin Flour Milling Co Ltd                                                                              21,324
           22,000   Nissho Iwai Corp                                                                                          99,974
            1,000   Nissin Food Products Co Ltd                                                                               22,152
            7,000   Nitto Boseki Co Ltd *                                                                                     18,985
            5,000   Nitto Denko Corp                                                                                          70,907
           16,000   NSK Ltd                                                                                                   98,546
           46,000   Odakyu Electric Railway Co Ltd                                                                           336,173
           15,000   Okamoto Industries Inc                                                                                    94,871
            7,000   Olympus Optical Co Ltd                                                                                    65,939
            3,000   Ono Pharmaceutical Co Ltd                                                                                141,297
           10,000   Onoda Cement Co Ltd                                                                                       57,657
          223,000   Renown Inc *                                                                                             874,872
           18,000   Ricoh Co Ltd                                                                                             153,346
           47,000   Royal Co Ltd                                                                                             608,147
            4,000   Ryobi Ltd                                                                                                 19,544
           26,000   Sagami Railway Co Ltd                                                                                    120,843
           21,000   Sanden Corp                                                                                              117,820
            4,000   Sankyo Aluminium Industry Co Ltd                                                                          21,738
           30,000   Sanrio Co Ltd                                                                                            350,914
            4,000   Sanwa Shutter Corp                                                                                        35,982
          131,000   Sanyo Securities Co Ltd                                                                                  542,415
           11,000   Sapporo Breweries Ltd                                                                                    100,430
            5,000   SECOM Co Ltd                                                                                             264,997
            9,000   Seino Transportation Co Ltd                                                                              141,608
           10,000   Sekisui Chemical Co Ltd                                                                                   99,374
          217,000   Settsu Corp *                                                                                            786,191
           31,000   Shionogi and Co Ltd                                                                                      262,492
           12,000   Shiseido Co Ltd                                                                                          130,428
            4,000   Shochiku Co Ltd                                                                                           41,820
            4,000   Shokusan Jutaku Sogo Co Ltd *                                                                             18,633
          122,000   Showa Denko *                                                                                            376,337
           30,000   Showa Shell Sekiyu                                                                                       335,386
            5,000   Skylark Co Ltd                                                                                            73,495
            3,000   Snow Brand Milk Products Co Ltd                                                                           20,403
            5,000   Stanley Electric Co Ltd                                                                                   33,125
            7,000   Sumitomo Coal Mining Co Ltd  *                                                                            39,925
            3,000   Sumitomo Forestry Co Ltd                                                                                  41,923
           21,000   Sumitomo Osaka Cement Co Ltd                                                                             103,038
           19,000   Sumitomo Trust & Banking Co Ltd                                                                          220,278
            6,000   Sumitomo Warehouse Co Ltd                                                                                 35,278
           29,000   Taisei Corp                                                                                              186,719
           10,000   Taisho Pharmaceutical Co Ltd                                                                             169,763
            6,000   Taiyo Yuden Co Ltd                                                                                        58,382
            7,000   Takara Shuzo Co Ltd                                                                                       52,896
           24,000   Tanabe Seiyaku Co Ltd                                                                                    183,841
           24,000   Teikoku Oil Co Ltd                                                                                       155,271
           10,000   Terumo Corp                                                                                               80,741
           55,000   Tobu Railway Co Ltd                                                                                      329,072
            7,000   Toei Co Ltd                                                                                               46,809
              700   Toho Co Ltd                                                                                              110,139
            5,000   Tokai Carbon Co Ltd                                                                                       19,719
            8,000   Tokyo Dome Corp                                                                                          143,264
           77,000   Tokyo Electric Co Ltd *                                                                                  320,418
           39,000   Tokyo Rope Manufacturing Co Ltd *                                                                        220,020
            8,000   Tokyo Sowa Bank Ltd                                                                                       36,437
           14,000   Tokyotokeiba Co Ltd                                                                                       65,214
           96,000   Tokyu Construction Co Ltd                                                                                493,887
           71,000   Tokyu Corp                                                                                               451,995
            7,000   Tokyu Department Store Co Ltd                                                                             41,157
           30,000   Toppan Printing Co Ltd                                                                                   360,230
           24,000   Toshiba Tungaloy Co Ltd *                                                                                 99,622
            4,000   Tostem Corp                                                                                              117,178
            6,000   Toto Ltd  *                                                                                               94,405
           11,000   Toyo Engineering Corp                                                                                     64,334
            4,000   Toyo Kanetsu (KK)                                                                                         21,490
           10,000   Toyo Trust & Banking Co Ltd                                                                               86,434
           26,000   Tsugami Corp                                                                                             116,267
            4,000   Tsumura and Co                                                                                            45,132
            1,000   Uni-Charm Corp                                                                                            19,357
          163,000   Victor Co of Japan Ltd *                                                                               1,805,393
            6,000   Wacoal Corp                                                                                               60,866
            3,000   Yamaguchi Bank Ltd                                                                                        49,687
            5,000   Yamaha Corp                                                                                               55,380
            9,000   Yamanouchi Pharmaceutical Co Ltd                                                                         176,078
           21,000   Yamato Transport Co Ltd                                                                                  217,380
            2,000   Yamazaki Baking Co Ltd                                                                                    36,023
           16,000   Yasuda Trust and Banking Co Ltd                                                                          117,095
            7,000   Yokogawa Electric Corp                                                                                    63,982
            4,000   Yoshitomi Pharmaceutical Industries Ltd                                                                   33,580
                                                                                                                          34,364,819
                    NEW ZEALAND - 0.6%
           25,000   Air New Zealand Ltd Class B                                                                               80,765
            4,500   Ceramco Corp Ltd                                                                                           7,126
          658,000   DB Group Ltd *                                                                                           395,969
           15,510   Fernz Corp Ltd                                                                                            51,580
            9,201   Fisher and Paykel Industries Ltd                                                                          23,605
           42,500   Fletcher Challenge Ltd                                                                                    53,843
           14,500   Independent Newspapers Ltd                                                                                48,589
          218,000   Lion Nathan Ltd                                                                                          414,276
            2,500   Steel and Tube Holdings Ltd                                                                               10,214
            8,500   Wilson and Horton Ltd                                                                                     48,459
          250,000   Wilson (Neill) Ltd *                                                                                       1,584
                                                                                                                           1,136,010
                    NORWAY - 4.2%
           11,100   Aker AS Class A                                                                                          146,608
            4,700   Aker AS Class B (Non Voting)                                                                              59,899
           16,000   Bergesen d y AS Class A                                                                                  353,446
            8,000   Bergesen d y AS Class B                                                                                  176,723
          123,700   Den Norske Bank AS Series A *                                                                            326,763
            8,600   Det Norske Luftfartsselskab AS Class B *                                                                 313,529
            6,900   Dyno Industrier AS                                                                                       191,862
           14,700   Elkem AS *                                                                                               183,937
           29,150   Hafslund Nycomed AS                                                                                      585,396
           11,250   Hafslund Nycomed AS Class B                                                                              225,925
            3,050   Kvaerner Industrier AS                                                                                   138,521
            1,200   Kvaerner Industrier AS Class B (Non Voting)                                                               51,905
           14,400   Leif Hoegh and Co AS                                                                                     200,204
           79,750   Norsk Hydro AS                                                                                         3,018,313
           12,430   Norske Skogindustrier AS Series A                                                                        412,836
            6,580   Norske Skogindustrier AS Series B                                                                        208,376
            6,050   Orkla-Borregaard AS Series A                                                                             223,368
            3,650   Orkla-Borregaard AS Series B (Non Voting)                                                                126,301
           46,300   Unitor AS                                                                                                704,506
           13,000   Vard AS Class A *                                                                                         15,463
            9,760   Vital Forsikring AS Series A                                                                              98,001
                                                                                                                           7,761,882
                    SINGAPORE - 5.9%
           42,000   Amcol Holdings Ltd                                                                                        84,617
            6,000   Boustead Holdings Berhad                                                                                  10,391
        2,391,000   Chuan Hup Holdings Ltd                                                                                 2,144,617
           21,000   Fraser and Neave Ltd                                                                                     221,686
          247,000   Hai Sun Hup Group Ltd                                                                                    236,886
           16,500   Haw Par Brothers International Ltd                                                                        34,153
          178,000   Hotel Properties Ltd                                                                                     310,719
          122,000   Inchcape Berhad                                                                                          398,993
          138,888   Jardine Matheson Holdings Ltd  *                                                                       1,277,770
          911,500   Jardine Strategic Holdings Ltd  *                                                                      3,390,780
           47,000   Kulim Berhad                                                                                              67,127
           45,000   Low Keng Huat Singapore Ltd                                                                               23,597
           24,000   Natsteel Ltd                                                                                              55,639
          170,000   Neptune Orient Lines Ltd                                                                                 219,340
          210,000   Parkway Holdings Ltd                                                                                     469,452
           97,000   Prima Ltd                                                                                                371,442
          223,000   Robinson and Co Ltd                                                                                      900,093
           34,000   Straits Trading Co Ltd                                                                                    77,883
          245,000   Times Publishing Ltd                                                                                     652,499
           46,000   Wearne Brothers Ltd                                                                                      104,102
                                                                                                                          11,051,786
                    SPAIN - 6.0%
           11,050   Acerinox SA                                                                                            1,170,367
            7,500   Asland SA                                                                                                100,542
           36,403   Asturiana del Zinc SA *                                                                                  358,532
            9,300   Azucarera de Espana SA                                                                                   240,256
           27,600   Banco Zaragozano SA                                                                                      404,511
              900   Bodegas y Bebidas SA                                                                                      24,622
              225   Bodegas y Bebidas SA (New) *                                                                               6,033
           15,650   Cristileria Espanola SA *                                                                                785,362
           22,000   Empresa Nacional de Celulosa SA *                                                                        592,424
           40,400   Ercros SA *                                                                                               46,106
           19,950   Espanola de Carburos Metalicos SA                                                                        746,963
          138,100   Espanola de Tubos por Extrusion SA *                                                                     115,504
            3,500   Fabricacion de Automoviles Renault de Espana SA                                                          102,046
            3,783   Grupo Anaya SA *                                                                                          94,625
           27,400   Grupo Duro Felguera SA *                                                                                 109,016
          273,700   Huarte SA                                                                                              2,460,328
            1,010   Koipe SA                                                                                                  53,685
          275,820   Sarrio SA *                                                                                            1,218,133
           43,850   Tableros Defibras Series B *                                                                             419,881
           43,850   Tableros Fibras Rights 4/12/95 *                                                                          25,707
          215,000   Uralita SA *                                                                                           2,125,932
                                                                                                                          11,200,575
                    SWEDEN - 5.1%
           65,400   Bilspedition AB Series B *                                                                               256,531
           40,700   Celsius Industrier AB Class B                                                                            900,777
            1,000   Esselte AB Series A                                                                                       13,075
              600   Esselte AB Series B                                                                                        7,927
           28,200   Euroc Industri AB Series A                                                                               618,364
           57,860   Marieberg Tidnings AB Series A                                                                         1,379,069
            3,300   Mo Och Domsjoe AB Series B *                                                                             164,275
           34,600   Pharmacia AB Class B                                                                                     633,823
          138,420   Skandinaviska Enskilda Banken Series A *                                                                 755,984
            3,000   SKF AB Class B *                                                                                          55,364
          295,400   Stena Line AB Class B                                                                                  1,734,032
           46,400   Svenska Handelsbanken Series B                                                                           559,282
            3,600   Svenska Kullagerfabriken AB                                                                               66,192
           64,300   Sydkraft AB Series A                                                                                     998,356
           55,600   Sydkraft AB Series C *                                                                                   742,113
           31,900   Trelleborg AB Series B *                                                                                 440,987
                                                                                                                           9,326,151
                    SWITZERLAND - 9.9%
            1,000   Adia SA *                                                                                                185,476
               50   Ascom Holding AG *                                                                                        54,433
              550   Ascom Holding AG *                                                                                       124,189
            1,290   Baloise Holdings                                                                                       2,392,645
            3,220   Bobst SA (Registered)                                                                                  2,077,336
              625   CIBA-GEIGY AG (Bearer)                                                                                   395,145
              475   CS Holdings (Bearer)                                                                                     196,504
              500   CS Holdings (Registered)                                                                                  41,329
              100   Danzas Holding AG                                                                                         90,722
              350   Elektrowatt AG (Bearer)                                                                                   91,166
               40   Elvia Schweiz Versicherungs                                                                              123,382
              170   EMS-Chemie Holdings AG *                                                                                 509,979
              250   Fischer (George) AG (Registered) *                                                                        58,869
               30   Forbo Holding AG (Bearer)                                                                                 53,466
               40   Forbo Holding AG (Registered)                                                                             36,128
              125   Helvetia Schweizerische Versicherungsgesellschaft                                                         58,969
              150   Hero AG (Bearer)                                                                                          75,844
              500   Hero AG (Registered)                                                                                      64,514
            1,175   Hilti AG, Schaan (Participating Certificate)                                                             862,264
              625   Holderbank Financiere Glarus AG (Bearer)                                                                 461,675
            2,700   Holderbank Financiere Glarus AG (Registered)                                                             411,516
               50   Interdiscount Holding SA (Bearer)                                                                         62,296
            3,350   Interdiscount Holding SA (Participating Certificate)                                                     383,614
            3,350   Interdiscount Holding SA Warrants 11/15/96 *                                                               3,782
              150   Landis and Gyr AG                                                                                         91,327
              930   Magazine zum Globus (Participating Certificate)                                                          573,727
              300   Magazine zum Globus (Registered)                                                                         183,864
               20   Merkur Holding AG                                                                                          5,338
               30   Reisebuero Kuoni AG (Bearer)                                                                             919,318
              700   Reisebuero Kuoni AG (Participating Certificate)                                                        1,100,762
            4,550   Saurer Group Holdings                                                                                  1,434,660
               10   Schindler Holding AG (Bearer)                                                                             65,723
              190   Schindler Holding AG (Participating Certificate)                                                         235,958
              300   Schindler Holding AG (Registered)                                                                        367,727
            1,050   Schweizerische Rueckversicherungsgesellschaft (Bearer)                                                   627,434
              100   Schweizerische Rueckversicherungsgesellschaft (Registered)                                                59,756
               20   SIG AG (Bearer)                                                                                           39,676
               20   SIG AG (Registered)                                                                                       19,354
              450   Sika Finanz AG                                                                                           128,825
            4,600   Sika Finanz AG (Registered)                                                                              229,991
              890   SMH AG (Bearer)                                                                                          475,844
            3,700   SMH AG (Registered)                                                                                      440,103
              280   Societe Generale de Surveillance Holdings Ltd (Bearer)                                                   406,661
              750   Societe Generale de Surveillance Holdings Ltd (Registered)                                               205,032
              175   Sulzer Gebrueder AG                                                                                      110,782
              350   Swiss Bank Corp (Bearer)                                                                                 100,198
              250   Swiss Bank Corp (Registered)                                                                              35,684
            2,150   Swissair AG (Participating Certificate) *                                                                246,200
              630   Union Bank of Switzerland (Bearer)                                                                       526,842
              250   Union Bank of Switzerland (Registered)                                                                    49,796
              400   Winterthur Insurance (Registered)                                                                        194,508
              120   Winterthur Schweizerische Versicherungs-Gesellschaft (Bearer)                                             60,288
               10   Zellweger Luwa AG *                                                                                        6,532
              330   Zurich Versicherungs-Gesellschaft (Bearer)                                                               314,552
              450   Zurich Versicherungs-Gesellschaft (Registered)                                                           432,563
                                                                                                                          18,504,268
                    UNITED KINGDOM - 23.7%
          320,404   AMEC Plc                                                                                                 319,425
          101,926   Amstrad Plc                                                                                              272,585
            6,380   Anglian Water Plc                                                                                         48,411
           55,800   Argyll Group                                                                                             237,971
        1,257,000   ASDA Group Plc                                                                                         1,347,643
            2,700   Associated British Foods                                                                                  24,973
           85,400   Astec (BSR) Plc                                                                                          108,113
           52,590   Barratt Developments Plc                                                                                 137,315
           23,360   Bass Plc                                                                                                 186,863
          135,600   BAT Industries Plc                                                                                       892,654
          129,063   Berisford International Plc                                                                              452,383
           30,300   Boots Co Plc                                                                                             228,474
          351,980   British Aerospace Plc                                                                                  2,623,413
           93,150   Bunzl Plc                                                                                                243,219
          630,125   Burton Group Plc                                                                                         668,085
           11,170   Carlton Communications Plc                                                                               153,604
           26,973   Charter Plc                                                                                              318,419
           49,290   Cobham Plc                                                                                               238,677
          947,025   Costain Group Plc *                                                                                      333,443
           42,968   Dawson International Plc                                                                                  76,154
          149,202   Dixons Group Plc                                                                                         495,820
            2,640   East Midlands Electricity                                                                                 30,372
          133,540   English China Clays Plc                                                                                  714,263
          938,880   Ferranti International Plc *                                                                              11,143
            6,200   First Leisure Corp Plc                                                                                    26,000
        1,018,500   Forte Plc                                                                                              3,868,144
          123,123   Glaxo Plc                                                                                              1,235,261
           78,945   Grand Metropolitan Plc                                                                                   477,844
           97,680   Greenalls Group Plc                                                                                      622,933
           37,302   Greycoat Plc *                                                                                            74,966
           40,734   Hammerson Property Investment and Development Corp Plc                                                   206,593
          116,070   Hazlewood Foods Plc                                                                                      189,185
           86,850   Hillsdown Holdings Plc                                                                                   246,697
        1,601,770   Ladbroke Group Plc                                                                                     4,283,682
           40,843   Laing (John) Plc                                                                                         118,923
            8,859   Laing (John) Plc Class A (Non Voting)                                                                     25,935
        1,266,000   Lasmo Plc *                                                                                            3,075,193
           79,940   Lex Service Plc                                                                                          356,733
           47,740   London Electricity Plc                                                                                   545,444
          223,137   London International Group Plc *                                                                         335,448
        1,007,401   Lonrho Plc                                                                                             2,311,536
           49,420   Manweb Plc                                                                                               619,382
           96,020   Marks & Spencer Plc                                                                                      566,002
           45,117   Marley Plc                                                                                                86,745
           23,500   McAlpine (Alfred) Plc                                                                                     58,385
           43,462   Meyer International Plc                                                                                  213,207
           30,320   Midland Electricity                                                                                      352,173
          212,347   Norcros Plc                                                                                              262,102
           56,240   Northern Electric Plc                                                                                    940,699
          117,400   Northern Foods Plc                                                                                       376,204
           34,838   Northumbrian Water Group Plc                                                                             403,547
           83,160   NORWEB Plc                                                                                             1,044,877
           47,100   Ocean Group Plc                                                                                          205,712
           61,880   Reckitt & Colman Plc                                                                                     614,951
           62,494   Sainsbury Plc                                                                                            404,475
            4,440   Scottish & Newcastle Plc                                                                                  34,885
          148,200   Sears Plc                                                                                                232,174
           23,640   Securicor Group A Plc (Non Voting)                                                                       342,294
           79,880   SEEBOARD Plc                                                                                             546,549
          571,340   Signet Group Plc *                                                                                       158,221
          116,394   Simon Engineering Plc *                                                                                  144,587
           32,569   Smithkline Beecham Plc Class A                                                                           259,498
           25,860   Smithkline Beecham Plc Equity Units                                                                      197,450
           29,080   South Wales Electricity                                                                                  374,354
           19,396   South West Water Plc                                                                                     152,085
           49,760   South Western Electricity Plc                                                                            638,604
              446   Southern Water Plc                                                                                         3,846
           19,350   Storehouse Plc                                                                                            67,977
          171,893   T and N Plc                                                                                              440,660
          841,015   Tarmac Plc                                                                                             1,397,409
          702,869   Taylor Woodrow Plc                                                                                     1,312,462
          400,217   Trafalgar House Plc                                                                                      392,661
           38,469   Trafalgar House Plc Cumulative Convertible Redeemable
                        Preferred 6.00%                                                                                       50,831
          124,550   Transport Development Group Plc                                                                          367,581
           29,505   Unilever Plc                                                                                             546,276
          151,440   United Biscuits Holdings Plc                                                                             800,419
           14,840   Welsh Water Plc                                                                                          139,258
           10,262   Wessex Water Plc                                                                                          44,333
           12,740   Whitbread Plc Class A (Limited Voting)                                                                   108,463
          135,730   Wilson (Connolly) Holdings Plc                                                                           264,187
          373,085   Wimpey (George) Plc                                                                                      711,419
            5,290   Wolseley Plc                                                                                              29,383
                                                                                                                          44,070,266
                    TOTAL STOCK AND EQUIVALENTS (Cost $192,284,532)                                                      183,504,822

    PAR VALUE      SHORT-TERM INVESTMENTS - 0.7%
$       1,300,000   Republic Bank of New York Deposit, 6.00% due 3/1/95
                       (at amortized cost)                                                                                 1,300,000
                   TOTAL INVESTMENTS - 99.3%
                    (Cost $193,584,532) * *                                                                              184,804,822

                    Other Assets and Liabilities (net) -  0.7%                                                             1,380,378

                    TOTAL NET ASSETS - 100.0%                                                                 $          186,185,200

                    Notes to the Schedule of Investments:

                    (a)    Security is valued by management (Note 1).

                    (b)    Restricted   security  -  This   security  is  not
                            registered  under the  Securities  Act of 1933. At
                            February 28, 1995,  restricted securities amounted
                            to $690,575 or 0.4% of net assets.

                    *      Non-income producing security.

                    **     The aggregate identified cost for federal income
                           tax  purposes is  $193,590,857  resulting in gross
                           unrealized   appreciation   and   depreciation  of
                           $9,030,569 and $17,816,604,  respectively, and net
                           unrealized depreciation of $8,786,035.



                    At February 28, 1995, industry sector diversification of the Fund's equity investments was as follows:

                                                                    PERCENTAGE OF
                    INDUSTRY SECTOR                                   NET ASSETS

                    Services                                              20.6 %
                    Construction                                          14.3
                    Consumer Goods                                         9.2
                    Machinery                                              7.0
                    Retail Stores                                          6.4
                    Oil and Gas                                            6.0
                    Transportation                                         4.8
                    Technology                                             4.4
                    Utilities                                              4.4
                    Banking                                                3.4
                    Primary Processing                                     3.4
                    Metals and Mining                                      2.5
                    Insurance                                              2.4
                    Food and Beverage                                      2.2
                    Miscellaneous                                          7.6

                                                                          98.6 %

              See accompanying notes to the financial statements.



GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995


ASSETS:
  Investments, at value (cost $192,284,532) (Note 1)               $         183,504,822
  Short-term investments, at amortized cost (Note 1)                           1,300,000
  Foreign currency, at value (cost $4,031,644) (Note 1)                        4,039,541
  Cash                                                                            21,311
  Receivable for investments sold                                              2,170,699
  Receivable for Fund shares sold                                                500,000
  Dividends and interest receivable                                              194,533
  Receivable for open forward foreign currency contracts                          95,026
  Receivable for foreign tax reclaims                                             75,612
  Receivable for expenses waived or borne by Manager (Note 2)                    138,530

    Total assets                                                             192,040,074


LIABILITIES:
  Payable for investments purchased                                            3,724,728
  Payable for Fund shares repurchased                                            984,515
  Payable for open forward foreign currency contracts                            832,161
  Payable to affiliate for management fee  (Note 2)                              180,144
  Accrued expenses                                                               133,326

    Total liabilities                                                          5,854,874


NET ASSETS(equivalent to $11.95 per share based
  on 15,585,433 shares outstanding, unlimited shares authorized)   $         186,185,200

NET ASSETS CONSIST OF:
  Paid-in capital                                                  $         194,013,481
  Undistributed net investment income                                            706,457
  Accumulated net realized gain on investments, foreign currency, forward
    contracts and foreign currency related transactions                          981,267
  Net unrealized depreciation on investments, foreign currency,
    forward contracts and foreign currency related transactions               (9,516,005)

    NET ASSETS                                                     $         186,185,200


              See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - YEAR ENDED FEBRUARY 28, 1995

INVESTMENT INCOME:
  Dividends (net of foreign tax expense of $535,667)               $   3,626,690
  Interest                                                               234,023

    Total income                                                       3,860,713
EXPENSES:
  Management fee (Note 2)                                              2,184,055
  Custodian fees                                                         384,653
  Audit fees                                                              57,710
  Transfer agent fees                                                     27,223
  Registration fees                                                       14,468
  Stamp duties and transfer taxes                                         13,766
  Legal fees                                                               6,424
  Insurance                                                                2,095
  Trustee fee (Note 2)                                                       877
  Miscellaneous                                                            1,008

    Total expenses                                                     2,692,279

    Less:  expenses waived or borne by Manager (Note 2)               (1,368,080)

    Net expenses                                                       1,324,199

      Net investment income                                            2,536,514

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,  FOREIGN
 CURRENCY,  FORWARD CONTRACTS AND FOREIGN CURRENCY RELATED
 TRANSACTIONS:
    Net realized gain (loss) on:
      Investments                                                     10,513,218
      Foreign currency, forward contracts and foreign
        currency related transactions                                   (865,809)
           Net realized gain                                           9,647,409

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                    (31,174,311)
      Foreign currency, forward contracts and foreign
        currency related transactions                                   (652,541)
           Net unrealized loss                                       (31,826,852)

    Net realized and unrealized loss on investments,
     foreign currency,  forward contracts and foreign
     currency related transactions                                   (22,179,443)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (19,642,929)



              See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS


                                                                                 YEAR ENDED
                                                                  FEBRUARY 28, 1995      FEBRUARY 28, 1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                        $           2,536,514   $          1,002,016
  Net realized gain on investments, foreign
    currency, forward contracts and foreign currency
    related transactions                                                   9,647,409              6,068,886
  Change in net unrealized appreciation (depreciation) on
    investments, foreign currency, forward contracts
    and foreign currency related transactions                            (31,826,852)            24,443,182

  Net increase (decrease) in net assets
    resulting from operations                                            (19,642,929)            31,514,084

Distributions to shareholders from:
  Net investment income                                                   (2,988,635)              (829,189)
  Net realized gains                                                     (13,044,663)              (561,334)

                                                                         (16,033,298)            (1,390,523)

Fund share transactions:  (Note 5)
  Proceeds from sale of shares                                           110,097,988             80,216,853
  Net asset value of shares issued to shareholders
    in payment of distributions declared                                  14,268,183                771,191
  Cost of shares repurchased                                             (35,149,466)           (14,268,984)

  Net increase in net assets resulting
    from Fund share transactions                                          89,216,705             66,719,060

  Total increase in net assets                                            53,540,478             96,842,621

NET ASSETS:
  Beginning of period                                                    132,644,722             35,802,101

  End of period (including undistributed net investment
    income of $706,457 and $599,953, respectively)             $         186,185,200   $        132,644,722



              See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                      YEAR ENDED FEBRUARY 28/29,
                                             1995         1994         1993       1992 *

NET ASSET VALUE, BEGINNING OF PERIOD      $  14.45      $  8.91      $  9.62     $ 10.00

Income (loss) from investment operations:
  Net investment income (a)                  0.18         0.15         0.35         0.06
  Net realized and unrealized gain (loss)
   on investments                           (1.52)        5.59        (0.68)       (0.43)

    Total from investment operations        (1.34)        5.74        (0.33)       (0.37)

Less distributions to shareholders from:
  Net investment income                     (0.20)       (0.12)       (0.38)       (0.01)
  Net realized gains                        (0.96)       (0.08)        --           --
     Total distributions                    (1.16)       (0.20)       (0.38)       (0.01)

NET ASSET VALUE, END OF PERIOD            $ 11.95      $ 14.45      $  8.91      $  9.62

TOTAL RETURN (B)                            (9.66%)      64.67%       (3.30%)      (3.73%)

RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period              $186,185     $132,645     $ 35,802     $24,467
   Net expenses to average
     daily net assets (a)                    0.76%(c)     0.75%        0.75%        0.85%**
   Net investment income to average
     daily net assets (a)                    1.45%        1.50%        4.02%        1.91%**
   Portfolio turnover rate                     58%          38%          20%           1%

*    For the period  from the  commencement  of  operations,  October  15,  1991 through February 29, 1992.
**   Annualized.
(a)  Net of fees and  expenses  voluntarily  waived or borne by the  Manager  of
     $.08,  $.09, $.09 and $.05 for the fiscal years ended 1995,  1994, 1993 and for the period ended February 29, 1992, respectively.
(b)  Calculation  excludes  subscription  and redemption fees. The total returns would have been  lower had  certain  expenses  not been  waived  during the periods shown.
(c)  Includes  stamp  duties  and  transfer  taxes  not  waived  or borne by the
     Manager, which approximate .01% of average daily net assets.

              See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995

1.    SIGNIFICANT ACCOUNTING POLICIES

     The GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract with the same broker, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U. S. dollar value of the currencies the Fund has committed to sell is shown under Note 6, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1995.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if paid and received by the shareholders of the Fund.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. There is no premium incurred on reinvested distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           Undistributed Net Investment          Accumulated Net Realized
                      Income                             Gain                     Paid-in Capital
                   $558,625                           ($558,625)                         -

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is 1.25% of the amount invested. In the case of cash redemptions, the premium is .75% of the amounts redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the year ended February 28, 1995, the Fund received $912,912, and $41,963 in purchase and redemption premiums, respectively. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of 1.25% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including management and custody fees but excluding brokerage commissions and transfer taxes) exceed .75% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the year ended February 28, 1995, was $877. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1995, aggregated $171,720,430 and $98,589,111, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 12% of the outstanding shares of the Fund were held by one shareholder.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    Year Ended          Year Ended
                                                 February 28, 1995   February 28, 1994

Shares sold                                            7,848,879           6,240,437
Shares issued to shareholders in reinvestment
 of distributions                                      1,117,555              59,556
Shares repurchased                                    (2,560,141)         (1,140,840)
Net increase                                           6,406,293           5,159,153
Fund shares:
 Beginning of period                                   9,179,140           4,019,987
 End of period                                        15,585,433           9,179,140




6.   FINANCIAL INSTRUMENTS

     A summary of open forward currency contracts at February 28, 1995 is as follows:


FORWARD CURRENCY CONTRACTS TO SELL

            Settlement                                  Units of             In Exchange for      Net Unrealized
               Date          Deliver                    Currency            (in U.S. Dollars)      Appreciation
                                                                                (Note 1)          (Depreciation)
              2/1/96       British Pounds                6,000,000           $    9,512,700         $   95,026
              6/1/95       Deutsche Marks                3,872,000                2,364,226           (290,738)
              7/3/95       Deutsche Marks                6,100,000                3,865,653           (321,320)
             12/1/95       Deutsche Marks                4,760,000                3,090,909           (190,718)
              2/1/96       Deutsche Marks                1,450,000                  971,720            (29,385)
                                                                                                      (737,135)

                                                           * * *


GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS - (UNAUDITED)


     For  the  fiscal  year  ended   February  28,  1995,   all  of  the  Fund's
     distributions are from investment company taxable income, except that the Fund has designated 80.00% of distributions as net capital gain dividends.



GMO JAPAN FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees of GMO Trust and the Shareholders of GMO Japan Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Japan Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 14, 1995





GMO JAPAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

    SHARES    DESCRIPTION                                                                                     VALUE ($)

              STOCK AND EQUIVALENTS - 87.1%
              AUTOMOTIVE - 7.0%
     15,000   Fuji Heavy Industries Ltd *                                                                               54,500
      8,000   Honda Motor Co Ltd                                                                                       120,905
    126,000   Mazda Motor Corp *                                                                                       585,622
    313,000   Nissan Motor Co Ltd                                                                                    2,141,639
     74,000   Toyota Motor Corp                                                                                      1,332,850
                                                                                                                     4,235,516
              BANKING - 4.8%
     54,000   Asahi Bank Ltd                                                                                           631,644
     21,000   Bank of Fukuoka Ltd                                                                                      154,557
     20,000   Bank of Tokyo Ltd                                                                                        293,981
     10,000   Gunma Bank Ltd                                                                                           107,655
     14,000   Hiroshima Bank Ltd                                                                                        79,706
     23,000   Mitsui Trust & Banking Co Ltd                                                                            206,894
     24,000   Sanwa Bank Ltd                                                                                           469,541
     42,000   Sumitomo Trust & Banking Co Ltd                                                                          486,931
     14,000   Tokai Bank Ltd                                                                                           160,861
     42,000   Yasuda Trust and Banking Co Ltd                                                                          307,375
                                                                                                                     2,899,145
              CONSTRUCTION - 7.2%
     11,000   Aoki Corp                                                                                                 60,349
      2,000   Chudenko Corp                                                                                             77,222
      4,000   Daito Trust Construction Co Ltd                                                                           34,367
     56,000   Fujita Corp                                                                                              300,274
     11,000   Haseko Corp                                                                                               58,641
      8,000   Hazama-Gumi Ltd                                                                                           38,921
      4,000   INAX Corp                                                                                                 40,453
     20,000   Kajima Corp                                                                                              177,838
     18,000   Kumagai Gumi Co Ltd                                                                                       89,250
     13,000   Maeda Corp                                                                                               138,606
     30,000   Matsushita Electric Works Ltd                                                                            302,779
     26,000   Mitsubishi Paper Mills Ltd                                                                               151,255
      6,000   Nihon Cement Co Ltd                                                                                       41,737
     20,000   Obayashi Corp *                                                                                          151,131
      7,000   Okumura Corp                                                                                              60,069
     10,000   Onoda Cement Co Ltd                                                                                       57,657
      4,000   Sanwa Shutter Corp                                                                                        35,982
     70,000   Sekisui Chemical Co Ltd                                                                                  695,616
     61,000   Sekisui House Ltd                                                                                        688,267
     15,000   Shimizu Corp                                                                                             149,061
      7,000   Sumitomo Forestry Co Ltd                                                                                  97,821
     33,000   Sumitomo Osaka Cement Co Ltd                                                                             161,917
     78,000   Taisei Corp                                                                                              502,210
      6,000   Tokyu Construction Co Ltd                                                                                 30,868
      4,000   Tostem Corp                                                                                              117,178
      6,000   Toto Ltd  *                                                                                               94,405
                                                                                                                     4,353,874
              CONSUMER GOODS - 10.4%
      6,000   Ajinomoto Co Inc                                                                                          69,562
     13,000   Ezaki Glico Co Ltd                                                                                       115,729
     33,000   Fuji Photo Film Co Ltd                                                                                   707,106
      2,000   Hitachi Maxell Ltd                                                                                        31,261
      6,000   Kao Corp                                                                                                  65,214
      6,000   Katokichi Co Ltd                                                                                         129,186
     26,000   Konica Corp                                                                                              177,631
     93,000   Matsushita Electric Industrial Co Ltd                                                                  1,347,756
      1,700   Nintendo Co Ltd                                                                                           89,571
     11,000   Nippon Meat Packers Inc                                                                                  143,471
     36,000   Nippon Suisan Kaisha Ltd *                                                                               167,693
     18,000   Nisshinbo Industries Inc                                                                                 170,488
      1,000   Nissin Food Products Co Ltd                                                                               22,152
      7,000   Olympus Optical Co Ltd                                                                                    65,939
     14,000   Onward Kashiyama Co Ltd                                                                                  178,252
      5,700   QP Corp                                                                                                   58,708
    217,000   Sanyo Electric Co Ltd                                                                                  1,129,872
     19,000   Snow Brand Milk Products Co Ltd                                                                          129,217
     12,000   Sony Corp                                                                                                521,712
      9,000   Tokyo Style Co Ltd                                                                                       129,496
     43,000   Victor Co of Japan Ltd *                                                                                 476,269
     13,000   Wacoal Corp                                                                                              131,877
      6,000   Yakult Honsha Co Ltd                                                                                      85,089
      5,000   Yamaha Corp                                                                                               55,380
      2,000   Yamazaki Baking Co Ltd                                                                                    36,023
                                                                                                                     6,234,654
              FOOD AND BEVERAGE - 2.6%
     26,000   Asahi Breweries Ltd                                                                                      269,137
         86   Japan Tobacco Inc  *                                                                                     715,739
     36,000   Kirin Brewery Co Ltd                                                                                     372,652
      5,000   Mercian Corp                                                                                              34,160
     11,000   Sapporo Breweries Ltd                                                                                    100,430
      7,000   Takara Shuzo Co Ltd                                                                                       52,896
                                                                                                                     1,545,014
              INSURANCE - 0.4%
     15,000   Dai Tokyo Fire and Marine Insurance Co Ltd                                                                95,958
     15,000   Nichido Fire & Marine Insurance Co Ltd                                                                   107,914
      6,000   Sumitomo Marine & Fire Insurance Co Ltd                                                                   46,706
                                                                                                                       250,578
              MACHINERY - 2.9%
      6,000   Aida Engineering Ltd                                                                                      45,277
     23,000   Aisin Seiki Co Ltd                                                                                       264,272
     45,000   Amada Co Ltd                                                                                             447,182
     15,000   Daikin Industries Ltd                                                                                    112,106
     17,000   Furukawa Electric Co Ltd                                                                                  94,674
     33,000   Komatsu Ltd                                                                                              242,192
     12,000   Koyo Seiko Co Ltd                                                                                        103,100
      2,000   Kurita Water Industries Ltd                                                                               43,683
     16,000   NHK Spring Co Ltd                                                                                         76,683
     15,000   NSK Ltd                                                                                                   92,387
     22,000   Stanley Electric Co Ltd                                                                                  145,748
        690   Sumitomo Rubber Industries Ltd                                                                             5,307
                                                                                                                     1,672,611
              METALS AND MINING - 1.3%
     81,000   Mitsubishi Materials Corp                                                                                381,502
     23,000   Nippon Sheet Glass Co Ltd                                                                                117,851
      7,000   Sumitomo Coal Mining Co Ltd  *                                                                            39,925
      9,000   Toyo Seikan Kaisha Ltd                                                                                   258,061
                                                                                                                       797,339
              OIL AND GAS - 7.3%
      4,900   Arabian Oil Co Ltd                                                                                       206,439
     58,000   Cosmo Oil Co Ltd                                                                                         381,243
     35,000   General Sekiyu (KK)                                                                                      331,867
    100,000   Japan Energy Co Ltd                                                                                      358,160
     41,000   Mitsubishi Oil Co Ltd                                                                                    356,079
     13,000   Mitsui Mining Co Ltd  *                                                                                   59,210
    225,000   Nippon Oil Co Ltd                                                                                      1,350,862
     30,000   Showa Shell Sekiyu                                                                                       335,386
     24,000   Teikoku Oil Co Ltd                                                                                       155,271
     59,000   Toa Nenryo Kogyo (KK)                                                                                    879,458
                                                                                                                     4,413,975
              PHARMACEUTICALS - 2.5%
      7,000   Banyu Pharmaceutical Co Ltd                                                                               72,315
      7,000   Chugai Pharmaceutical Co Ltd                                                                              70,286
      5,000   Dainippon Pharmaceutical Co Ltd                                                                           52,275
     39,000   Fujisawa Pharmaceutical Co Ltd                                                                           444,076
      3,000   Kaken Pharmaceutical Co Ltd                                                                               33,849
      4,000   Kissei Pharmaceutical Co Ltd                                                                             155,271
      3,000   Mochida Pharmaceutical Co Ltd                                                                             60,556
      4,000   Ono Pharmaceutical Co Ltd                                                                                188,396
     10,000   Taisho Pharmaceutical Co Ltd                                                                             169,763
     10,000   Yamanouchi Pharmaceutical Co Ltd                                                                         195,642
      4,000   Yoshitomi Pharmaceutical Industries Ltd                                                                   33,580
                                                                                                                     1,476,009
              PRIMARY PROCESSING - 5.4%
     10,000   Daicel Chemical Industries Ltd                                                                            47,203
     13,000   Daido Steel Co Ltd                                                                                        63,920
     21,000   Dainippon Ink & Chemicals Inc                                                                             91,734
     27,000   Denki Kagaku Kogyo *                                                                                      89,995
     10,000   Kansai Paint Co Ltd                                                                                       52,896
      6,000   Kureha Chemical Industry Co Ltd                                                                           28,135
     51,000   Mitsubishi Gas Chemical Co Inc                                                                           208,530
    253,000   Mitsubishi Kasei Corp                                                                                  1,215,175
     16,000   Mitsubishi Rayon Co Ltd                                                                                   54,159
     27,000   Mitsui Petrochemical Industries Ltd                                                                      190,052
     20,000   Nippon Yakin Kogyo Co Ltd                                                                                 99,374
     43,000   Nisshin Steel Co Ltd                                                                                     180,270
      6,000   Shin-Etsu Chemical Co Ltd                                                                                 96,889
    152,000   Sumitomo Metal Industries Ltd *                                                                          435,837
     58,000   Teijin Ltd                                                                                               271,974
     11,550   Toagosei Chemical Industry Co Ltd                                                                         59,540
     13,000   Toray Industries Inc                                                                                      81,549
                                                                                                                     3,267,232
              PRINTING AND PUBLISHING - 1.9%
     33,000   Dai Nippon Printing Co Ltd                                                                               488,484
      4,000   Kyodo Printing Co Ltd                                                                                     39,335
     49,000   Toppan Printing Co Ltd                                                                                   588,375
                                                                                                                     1,116,194
              REAL ESTATE - 3.5%
     12,000   Daikyo Inc                                                                                                86,828
     10,000   Daiwa Kosho Lease Co Ltd                                                                                  90,161
      7,000   Heiwa Real Estate Co Ltd                                                                                  50,722
     90,000   Mitsubishi Estate Co Ltd                                                                                 908,338
     56,000   Mitsui Fudosan Co Ltd                                                                                    573,304
     28,000   Sumitomo Realty & Development Co Ltd                                                                     152,456
     15,000   Tokyo Tatemono Co Ltd                                                                                     84,157
     32,000   Tokyu Land Corp                                                                                          144,423
                                                                                                                     2,090,389
              RETAIL STORES - 1.3%
      5,000   Hankyu Department Stores Inc                                                                              51,343
     27,000   Marui Co Ltd                                                                                             385,694
      4,000   Matsuzakaya Co Ltd                                                                                        45,960
      7,000   Nichii Co Ltd                                                                                             76,083
      7,000   Tokyu Department Store Co Ltd                                                                             41,157
     13,000   UNY Co Ltd                                                                                               195,124
                                                                                                                       795,361
              SERVICES - 9.1%
      5,000   Canon Sales Co Inc                                                                                       113,348
      5,000   CSK Corp                                                                                                 136,639
     13,000   Daiichi Seiyaku Co Ltd                                                                                   197,816
      1,000   Denny's Japan Co Ltd                                                                                      30,640
      7,000   Eisai Co Ltd                                                                                             106,516
      6,000   Fujita Kanko Inc                                                                                         117,385
      6,000   Green Cross Corp                                                                                          50,184
     10,000   Hanwa Co Ltd *                                                                                            32,503
      3,000   Hoya Corp                                                                                                 64,593
     44,000   Itochu Corp                                                                                              259,158
     11,000   Kamigumi Co Ltd                                                                                           91,093
      6,000   Kokuyo Co Ltd                                                                                            144,713
     12,000   Kyowa Hakko Kogyo Co Ltd                                                                                 116,019
     15,000   Lion Corp                                                                                                 89,126
    105,000   Marubeni Corp                                                                                            479,323
      6,000   Mitsui-Soko Co Ltd                                                                                        41,613
      2,000   Namco Ltd                                                                                                 43,476
      5,000   Nippon Kayaku Co Ltd                                                                                      31,572
     23,000   Nippon Shinpan Co Ltd                                                                                    171,420
     20,000   Nissho Iwai Corp                                                                                          90,886
     14,000   Okamoto Industries Inc                                                                                    88,546
     12,000   Sankyo Co Ltd                                                                                            281,973
      5,000   SECOM Co Ltd                                                                                             264,997
     10,000   Shionogi and Co Ltd                                                                                       84,675
     39,000   Shiseido Co Ltd                                                                                          423,891
      4,000   Shochiku Co Ltd                                                                                           41,820
      5,000   Skylark Co Ltd                                                                                            73,495
     93,000   Sumitomo Corp                                                                                            799,027
      6,000   Sumitomo Warehouse Co Ltd                                                                                 35,278
     26,000   Takeda Chemical Industries Ltd                                                                           301,434
      7,000   Tanabe Seiyaku Co Ltd                                                                                     53,620
     10,000   Terumo Corp                                                                                               80,741
      7,000   Toei Co Ltd                                                                                               46,809
        700   Toho Co Ltd                                                                                              110,139
     10,000   Tokyo Broadcasting System Inc                                                                            135,604
      8,000   Tokyo Dome Corp                                                                                          143,264
     14,000   Tokyotokeiba Co Ltd                                                                                       65,214
      2,000   Uni-Charm Corp                                                                                            38,714
      3,000   Yamaichi Securities Co Ltd                                                                                19,782
                                                                                                                     5,497,046
              TECHNOLOGY - 8.2%
      5,000   Alps Electric Co Ltd *                                                                                    59,521
      4,000   Dainippon Screen Manufacturing Co Ltd *                                                                   26,334
     67,000   Fujitsu Ltd                                                                                              611,707
    177,000   Hitachi Ltd                                                                                            1,548,212
      2,000   Makita Corp                                                                                               31,054
    152,000   Mitsubishi Electric Corp                                                                                 988,106
        300   Murata Manufacturing Co Ltd                                                                                9,906
     60,000   NEC Corp                                                                                                 569,536
      4,000   Omron Corp                                                                                                67,905
     29,000   Ricoh Co Ltd                                                                                             247,058
     11,000   Rohm Co Ltd                                                                                              404,223
      4,000   TDK Corp                                                                                                 165,209
     33,000   Tokyo Electric Co Ltd *                                                                                  137,322
      7,000   Yokogawa Electric Corp                                                                                    63,982
                                                                                                                     4,930,075
              TRANSPORTATION - 10.6%
        189   East Japan Railway Co                                                                                    833,435
     18,000   Fukuyama Transporting Co Ltd                                                                             166,575
     56,000   Hankyu Corp                                                                                              301,434
      5,000   Japan Airport Terminal Co Ltd                                                                             54,345
     32,000   Keihin Electric Express Railway Co Ltd                                                                   185,166
     42,000   Keio Teito Electric Railway Co Ltd                                                                       230,858
     16,000   Keisei Electric Railway Co Ltd                                                                           116,433
    102,000   Kinki Nippon Railway Co Ltd                                                                              817,225
      7,000   Mitsubishi Warehouse & Transportation Co Ltd                                                              99,995
     52,000   Nagoya Railroad Co Ltd                                                                                   249,221
     30,000   Nakkai Electric Railway Co Ltd                                                                           218,622
     70,000   Nippon Express Co Ltd                                                                                    623,156
     46,000   Odakyu Electric Railway Co Ltd                                                                           336,173
     25,000   Sagami Railway Co Ltd                                                                                    116,195
     19,000   Seibu Railway Co Ltd                                                                                     694,270
     20,000   Seino Transportation Co Ltd                                                                              314,684
     56,000   Tobu Railway Co Ltd                                                                                      335,055
     71,000   Tokyu Corp                                                                                               451,995
     22,000   Yamato Transport Co Ltd                                                                                  227,731
                                                                                                                     6,372,568
              UTILITIES - 0.7%
      8,000   Chugoku Electric Power Co Inc                                                                            178,873
      7,600   Kyushu Electric Power Co Inc                                                                             175,436
      2,500   Tohoku Electric Power Co Inc                                                                              60,815
                                                                                                                       415,124

              TOTAL STOCK AND EQUIVALENTS (Cost $54,982,140)                                                        52,362,704

  PAR VALUE   SHORT-TERM INVESTMENTS - 0.8%
$   500,000   Republic Bank of New York Deposit, 6.00% due 3/1/95
                 (at amortized cost)                                                                                   500,000

              TOTAL INVESTMENTS - 87.9%
              (Cost $55,482,140) * *                                                                $               52,862,704

              Other Assets and Liabilities (net) - 12.1%                                                             7,260,459

              TOTAL NET ASSETS - 100.0%                                                             $               60,123,163

              NOTES TO THE SCHEDULE OF INVESTMENTS:

              *      Non-income producing security.

              **     The  aggregate  identified  cost for  federal  income tax
                     purposes  is  $55,672,217  resulting  in  gross  unrealized appreciation and depreciation of $1,547,820 and $4,357,333,
                     respectively,    and   net   unrealized   depreciation   of
                     $2,809,513.


              See accompanying notes to the financial statements.


GMO JAPAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995


ASSETS:
   Investments, at value (cost $54,982,140) (Note 1)                $          52,362,704
   Short-term investments, at amortized cost (Note 1)                             500,000
   Foreign currency, at value (cost $1,195,431) (Note 1)                        1,205,331
   Cash                                                                            48,718
   Receivable for Fund shares sold                                              6,000,000
   Dividends and interest receivable                                              143,040

     Total assets                                                              60,259,793


LIABILITIES:
   Payable to affiliate for management fee  (Note 2)                               43,290
   Accrued expenses                                                                93,340

     Total liabilities                                                            136,630


NET ASSETS(equivalent to $9.12 per share based
   on 6,591,242 shares outstanding, unlimited shares authorized)    $          60,123,163


NET ASSETS CONSIST OF:
   Paid-in capital                                                  $          51,478,963
   Distributions in excess of net investment income                              (401,346)
   Accumulated net realized gain on investments, closed futures contracts, foreign currency and foreign currency related
     transactions                                                              11,647,848
   Net unrealized depreciation on investments, foreign
     currency and foreign currency related transactions                        (2,602,302)

     NET ASSETS                                                     $          60,123,163



              See accompanying notes to the financial statements.


GMO JAPAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - YEAR ENDED FEBRUARY 28, 1995

INVESTMENT INCOME:
  Dividends (net of foreign tax expense of $636,314)               $    3,606,109
  Interest                                                                 80,066

    Total income                                                        3,686,175

EXPENSES:
  Management fee (Note 2)                                               3,394,922
  Custodian fees                                                          350,102
  Audit fees                                                               57,689
  Stamp duties and transfer taxes                                          34,137
  Transfer agent fees                                                      27,251
  Legal fees                                                               19,563
  Insurance                                                                 5,390
  Trustee fee (Note 2)                                                      2,098
  Registration                                                              1,000
  Miscellaneous                                                               451

    Total expenses                                                      3,892,603

    Less:  expenses waived or borne by Manager (Note 2)                  (113,442)

    Net expenses                                                        3,779,161

      Net investment loss                                                 (92,986)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, CLOSED FUTURES
  CONTRACTS, FOREIGN CURRENCY AND FOREIGN CURRENCY RELATED TRANSACTIONS:
    Net realized gain (loss) on:
      Investments                                                     152,057,790
      Closed futures contracts                                            (65,647)
      Foreign currency and foreign currency related
        transactions                                                     (505,154)
           Net realized gain                                          151,486,989

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                    (156,239,782)
      Foreign currency and foreign currency related transactions         (151,244)
           Net unrealized loss                                       (156,391,026)

    Net realized and unrealized loss on investments,  closed futures contracts, foreign currency and foreign currency related
      transactions                                                     (4,904,037)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   (4,997,023)


              See accompanying notes to the financial statements.


GMO JAPAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                    YEAR ENDED
                                                                                      FEBRUARY 28, 1995     FEBRUARY 28, 1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment loss                                                                   $     (92,986)        $     (50,840)
  Net realized gain on investments, closed futures contracts, foreign currency and foreign currency related
    transactions                                                                          151,486,989            11,352,587
  Change in net unrealized appreciation (depreciation) on
    investments, foreign currency and foreign
    currency related transactions                                                        (156,391,026)          156,341,625

  Net increase (decrease) in net assets resulting from operations                          (4,997,023)          167,643,372

Distributions to shareholders:
  From net investment income                                                                     --                  (1,074)
  In excess of net investment income                                                             --                (479,900)
  From net realized gains                                                                 (42,616,601)           (6,613,389)
                                                                                          (42,616,601)           (7,094,363)

Fund share transactions:  (Note 5)
  Proceeds from sale of shares                                                             95,499,568            27,100,000
  Net asset value of shares issued to shareholders
    in payment of distributions declared                                                   41,776,818             7,094,363
  Cost of shares repurchased                                                             (479,890,795)          (50,815,336)

  Net decrease in net assets resulting
    from Fund share transactions                                                         (342,614,409)          (16,620,973)

  Total increase (decrease) in net assets                                                (390,228,033)          143,928,036

NET ASSETS:
  Beginning of period                                                                     450,351,196           306,423,160

  End of period (including distributions in excess of net
    investment income of $401,346 and $370,352,
    respectively)                                                                       $  60,123,163         $ 450,351,196


              See accompanying notes to the financial statements.


GMO JAPAN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        YEAR ENDED FEBRUARY 28/29,
                                           1995         1994          1993           1992         1991 *

NET ASSET VALUE, BEGINNING OF PERIOD  $       11.13 $       7.37 $       7.73 $          9.48 $       10.00

Income (loss) from investment operations:
  Net investment income (loss) (a)             --  (d)       --           0.01          --            (0.01)
  Net realized and unrealized gain (loss)
   on investments                             (1.08)         3.94        (0.36)        (1.74)         (0.39)

    Total from investments                    (1.08)         3.94        (0.35)        (1.74)         (0.40)

Less distributions to shareholders:
  From net investment income                   --             --         (0.01)          --             --
  In excess of net investment income           --           (0.01)         --            --             --
  From net realized gains                     (0.93)        (0.17)                       --             --
  From paid-in capital (c)                     --             --                       (0.01)         (0.12)

    Total distributions                       (0.93)        (0.18)       (0.01)        (0.01)         (0.12)

NET ASSET VALUE, END OF PERIOD         $       9.12 $       11.13 $       7.37 $        7.73        $  9.48

TOTAL RETURN (B)                             (10.62%)       53.95%       (4.49%)      (18.42%)        (3.79%)

Ratios/Supplemental Data:

 Net assets, end of period (000's)     $      60,123 $     450,351 $    306,423 $    129,560       $  60,509
 Net expenses to average
   daily net assets (a)                        0.83%         0.87%        0.88%         0.93%          0.95%**
 Net investment income to average
   daily net assets (a)                       (0.02%)       (0.01%)       0.12%        (0.11%)        (0.32%)**
 Portfolio turnover rate                         60%            8%          17%           25%            11%

*   For the period  from the  commencement  of  operations,  June 8, 1990  through February 28, 1991.
**  Annualized
(a) Net of fees and expenses  voluntarily waived or borne by the Manager of less than $.01 for the year ended February 28,
    1995, and $.01 for each of the other periods presented.
(b) Calculation  excludes  subscription  and  redemption  fees. The total returns would have been lower had certain expenses not been waived during the periods presented.
(c) Return of capital for book purposes only. A distribution was required for tax purposes to avoid the payment of federal excise tax.
(d) Based on average month end shares outstanding.


              See accompanying notes to the financial statements.

GMO JAPAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS


1.    SIGNIFICANT ACCOUNTING POLICIES

     The GMO Japan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. Those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FUTURES CONTRACTS
     The Fund may purchase Japanese futures contracts. Japanese futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instruments or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash and U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in commitment value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At February 28, 1995, there were no outstanding futures contracts.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract with the same broker, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. At February 28, 1995, there were no outstanding forward currency contracts.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income has been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains, if any, at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. There is no premium incurred on reinvested distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and redemptions in-kind.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           Distribution in Excess of Net         Accumulated Net Realized
                 Investment Income                       Gain                     Paid-in Capital
                    $61,992                          ($95,036,617)                  $94,974,625


     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .40% of the amount invested. In the case of cash redemptions, the premium is .70% of the amount redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid in capital by the Fund. There is no premium for in-kind transactions. For the year ended February 28, 1995 the Fund received $452,607 in purchase premiums and $361,976 in redemption premiums.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .75% of average daily net assets. The Manager has agreed to waive a portion of its fee until further notice to the extent that the Fund's annual expenses (including management fee but excluding brokerage commissions, transfer taxes and custodian fees) exceed .75% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the year ended February 28, 1995, was $2,098. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1995, aggregated $247,277,226 and $637,393,069, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 92% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                      Year Ended          Year Ended
                                                                                  February 28, 1995   February 28, 1994
 Shares sold                                                                            8,607,105           3,348,625
 Shares issued to shareholders in reinvestment
  of distributions                                                                      4,075,787             777,039
 Shares repurchased                                                                   (46,537,969)         (5,270,795)

 Net decrease                                                                         (33,855,077)         (1,145,131)

 Fund shares:
  Beginning of period                                                                  40,446,319          41,591,450
  End of period                                                                         6,591,242          40,446,319


                                                           * * *

GMO JAPAN FUND
(A SERIES OF GMO TRUST)

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS - (UNAUDITED)


     For the fiscal year ended February 28, 1995, the Fund has designated 100% of distributions as net capital gain dividends.


GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees of GMO Trust and the Shareholders of GMO Emerging Markets Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Emerging Markets Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 20, 1995




GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

           SHARES        DESCRIPTION                                                                           VALUE ($)

                         STOCK AND EQUIVALENTS - 94.2%
                         ARGENTINA - 4.3%
              3,591,376  Acindar Industria Argentina de Aceros SA Class A *                                           1,741,730
              2,657,777  Alpargatas SA *                                                                              1,275,669
                714,000  Astra Cia Argentina                                                                            835,338
                550,791  Atanor Cia Naci *                                                                              671,931
              8,316,007  Cia Celulosa Argentina SA Class B *                                                          1,746,274
                441,794  Ciadea SA                                                                                    2,429,746
                149,954  Corcemar Class B *                                                                             554,802
                252,381  Garovaglio y Zorraquin *                                                                       757,105
                749,900  Indupa SA Industrial y Comercial *                                                             299,945
                254,966  Industrias Petroq Koppers *                                                                    777,607
                 62,740  Juan Minetti SA                                                                                191,347
              1,077,200  Ledesma SA                                                                                   1,184,861
                 67,983  Pirelli Cables Industria *                                                                      71,379
                468,308  Rigolleau Christalerias Preferred *                                                            351,213
              4,886,300  Siderca *                                                                                    2,443,028
                 55,000  YPF Sociedad Anonima ADR                                                                     1,045,000
                                                                                                                     16,376,975
                         BRAZIL - 14.1%
              5,521,000  Acos Villares SA Preferred *                                                                 2,536,148
            199,446,000  Banco de Brasil SA Preferred                                                                 2,584,106
            354,319,000  Banco Estado Sao Paulo Preferred                                                             2,549,928
              2,380,000  Banco Itau SA Preferred                                                                        644,759
            121,940,000  Banco Nacional Preferred                                                                     2,872,556
              2,319,000  Brasinca Industrial SA Preferred *                                                           1,611,555
              7,802,000  Caemi Mineracao e Metalurgica SA Preferred                                                     799,498
              1,836,000  Copene-Petroquimica do Nordeste SA Class A Preferred                                         1,557,010
             56,343,771  Electrobras Class B Preferred                                                               12,409,566
              6,200,000  Electrobras Ordinary                                                                         1,402,120
             17,000,000  Hering Preferred  *                                                                            200,236
              1,300,000  Iochpe Maxion Preferred                                                                        712,014
            147,000,000  Ipiranga Brasileira de Petroleo Preferred                                                    2,287,244
            335,746,000  Olvebra Preferred *                                                                            134,457
            141,700,000  Paranapanema Preferred                                                                       2,169,729
             40,500,000  Petroleo Brasileiro SA Preferred                                                             4,126,802
             42,500,000  Siderurgica de Nacional *                                                                    1,101,296
              2,490,000  Siderurgica de Tubarao Preferred Series B                                                    1,965,018
                 16,000  Telecomunicacoes Brasileiras SA ADR                                                            456,000
            378,731,000  Telecomunicacoes Brasileiras SA Ordinary                                                     9,100,250
             93,200,000  Telecomunicacoes Brasileiras SA Preferred                                                    2,755,383
                249,222  Telecomunicacoes de Sao Paulo SA Preferred                                                      30,676
                                                                                                                     54,006,351
                         CHINA - 0.9%
                722,208  China First Pencil Co Ltd Class B *                                                            202,218
              1,157,033  Kong Wah                                                                                       125,708
              1,100,000  Maanshan Iron & Steel Series H                                                                 220,526
              1,172,900  Shanghai Chlor-Alkali Chemical Co Series B                                                     300,262
              1,490,900  Shanghai Erfangji Textile Machinery Co Ltd Series B                                            292,216
                434,160  Shanghai Hai Xing Shipping Company Ltd Series B                                                260,496
                877,000  Shanghai Hero Co Ltd Series B *                                                                254,330
              1,000,000  Shanghai Petrochemical Co Series H                                                             310,418
                437,800  Shanghai Phoenix Bicycle B  *                                                                  130,464
                612,500  Shenzhen China Bicycle Co                                                                      261,431
                770,000  Shenzhen Konka Electronic B  *                                                                 383,431
                316,000  Sime Darby H.K.                                                                                347,410
              2,200,000  Tianjin Bohai Chemical Industry (Group) Co Ltd Series H *                                      278,859
                                                                                                                      3,367,769
                         CZECH REPUBLIC - 0.1%
                 19,100  Czech Republic Fund Inc                                                                        200,550

                         GREECE - 7.9%
                 25,720  Aktor SA  *                                                                                    393,108
                 34,820  Alpha Leasing (Registered)                                                                     892,472
                 32,400  Aluminum Co of Greece Preferred *                                                            1,710,966
                 11,000  Aluminum Co of Greece (Registered) *                                                           514,767
                 29,200  ATTI-KAT SA *                                                                                  406,181
                750,470  Balkan Export                                                                                  924,712
                236,900  Boutaris Wine Co                                                                             1,169,646
                238,546  Commercial Bank of Greece (Registered)                                                       8,167,595
                 81,329  Credit Bank Athens (Registered)                                                              3,732,626
                 64,270  Ergo Bank SA (Registered)                                                                    2,483,374
                108,880  Etba Leasing (Registered)                                                                    2,056,800
                 87,500  Etma Rayon Manufacturers *                                                                     456,432
                  6,000  Hellas Can Sa Packaging Manufacturers                                                          103,039
                 93,600  Hellenic Technodom SA                                                                        1,707,875
                 13,820  Heracles General Cement (Registered)                                                           121,634
                 32,850  Ionian Bank                                                                                    572,602
                 64,100  Klonatex SA Preferred *                                                                        674,241
                 67,975  National Bank of Greece (Registered)                                                         3,204,372
                  6,250  National Investment Bank for Industrial Development
                             (Registered) *                                                                             135,507
                  3,975  National Mortgage Bank of Greece *                                                              70,823
                 14,500  Petzetakis SA                                                                                   75,326
                 88,750  Petzetakis SA Preferred                                                                        346,738
                 83,800  Shelman  *                                                                                     492,897
                                                                                                                     30,413,733
                         INDIA - 3.0%
                160,000  Arvind Mills Ltd GDR                                                                           580,800
                  7,000  Bajaj Auto GDR 144A *                                                                          161,000
                120,300  Bombay Dyeing & Manufacturing Co Ltd GDR                                                     1,203,000
                 48,000  Garden Silk Mills Ltd  GDR *                                                                   336,000
                 10,000  Grasim Industries GDR (New) 144A                                                               215,000
                 15,500  Grasim Industries Ltd GDS                                                                      333,250
                 25,000  Great Eastern Shipping Co GDR 144A *                                                           190,750
                 91,000  Great Eastern Shipping Co Ltd GDR                                                              694,330
                300,000  Hindustan Development  Corp GDR 144A *                                                         225,000
                 97,000  Hindustan Development  Corp Units  *                                                           145,500
                 40,000  Indian Aluminum 144A                                                                           390,000
                 34,000  Indian Petrochemicals Corporation Ltd GDR *                                                    425,000
                 90,000  Indo Gulf Fertilizers GDR 144A                                                                 184,500
                 68,000  JCT Ltd  GDR Series S *                                                                        892,840
                 85,000  Mahindra Mahindra GDR                                                                          839,800
                 87,400  Morgan Stanley India Fund Inc                                                                  863,075
                 96,200  Reliance Industries Ltd  GDR                                                                 1,563,250
                 55,500  Southern Petrochemicals Industries Corp Ltd GDR                                                541,125
                 43,000  Tube Investment GDR 144A *                                                                     258,000
                  8,000  Usha Beltron GDR 144A                                                                           50,000
                525,000  Videocon International Ltd  GDR *                                                            1,522,500
                                                                                                                     11,614,720
                         INDONESIA - 6.6%
                214,000  Andayani Megah (Foreign Registered)                                                            219,648
                771,500  Astra International   (Foreign Registered)                                                   1,305,267
                522,500  Bank Bali  (Foreign Registered)                                                              1,178,660
              1,056,000  Bank Dagang Nasional  (Foreign Registered)                                                   1,774,690
                414,400  Bank International   (Foreign Registered)                                                    1,016,721
                800,250  Bank Private Development Finance (Foreign Registered)                                          532,537
                 50,000  Cipendawa Farm Enterprise (Foreign Registered)                                                  63,163
                370,000  Ciputra Devlopment (Foreign Registered) *                                                      667,719
                910,000  Dharmala Intiland (Foreign Registered)                                                         646,628
                860,000  Duta Anggada Realty (Foreign Registered)                                                       591,699
                397,500  Gadjah Tunggal (Foreign Registered)                                                            488,693
              1,870,000  Great River Industries  (Foreign Registered)                                                 1,328,784
              3,816,500  Hadtex Indosyntec  (Foreign Registered)                                                      1,980,138
              2,082,100  Indah Kiat Pulp and Paper (Foreign Registered)                                               3,052,933
              2,448,000  Jakarta International Hotel and Development
                             (Foreign Registered)                                                                     2,374,554
                422,000  JAPFA Comfeed (Foreign Registered)                                                             380,781
                221,500  Jaya Real Property (Foreign Registered)                                                        542,133
                223,000  Kawasan Industri Jababeka (Foreign Registered) *                                               379,799
                552,000  Metrodata Electronic (Foreign Registered)                                                      410,918
              2,123,500  Multipolar  (Foreign Registered)                                                             1,269,406
                  3,000  Pabrik Kertas Tjiwi (Foreign Registered)                                                         5,820
                 35,000  Pakuwon Jati (Foreign Registered)                                                               21,712
              1,991,500  Pan Brothers Textile (Foreign Registered) *                                                    741,891
                874,500  Polysindo Eka Perkasa  (Foreign Registered)                                                  1,578,164
              1,258,500  Rig Tenders Indonesia  (Foreign Registered)                                                    292,496
                156,000  Semen Gresik  (Foreign Registered)                                                             721,408
                  2,500  Trafindo Perkasa (Foreign Registered)                                                            1,917
              1,690,500  Ungul Indah Corp (Foreign Registered)                                                        1,735,117
                                                                                                                     25,303,396
                         MALAYSIA - 14.8%
                731,000  Amalgamated Steel Mills Berhad                                                               1,116,796
              1,062,000  Berjaya Industrial Berhad                                                                      807,083
                 94,000  Berjaya Leisure Berhad                                                                          87,639
                238,000  Cement Industries of Malaysia Berhad                                                           722,554
                152,000  Cold Storage Berhad                                                                            248,892
              2,178,000  Golden Hope Plantations Berhad                                                               3,873,517
              1,144,000  Guinness Anchor Berhad                                                                       1,927,020
              1,243,000  IGB Corp Berhad                                                                              1,071,237
                483,000  Kedah Cement Berhad                                                                            624,385
                912,000  Kuala Lumpur Kepong Berhad                                                                   2,518,696
              2,225,000  Kumpulan Guthrie Berhad                                                                      3,399,275
                239,000  Landmarks Berhad                                                                               395,095
              1,248,000  Malayan Cement Berhad                                                                        1,906,650
              1,169,000  Malayan United Industries Berhad                                                             1,666,893
                530,000  Malayawata Steel                                                                               876,153
                858,000  Malaysia Mining Corp Berhad                                                                  1,364,599
              1,165,000  Malaysian International Ship (Alien Market)                                                  3,194,594
                363,000  Malaysian Tobacco Co Berhad                                                                    568,798
              3,716,000  MBF Capital Berhad                                                                           4,206,930
                218,000  Nestle Malaysia                                                                              1,409,069
              1,302,000  Nylex Berhad                                                                                 2,626,697
                 76,000  Oriental Holdings Berhad                                                                       401,920
              1,055,000  Rashid Hussain Berhad                                                                        2,768,975
                383,000  RJ Reynolds Berhad                                                                             582,133
                353,000  Rothmans of Pall Mall Berhad                                                                 2,364,626
                248,000  Shell Refinery Co                                                                              777,201
              2,753,200  Sime Darby Berhad                                                                            6,686,844
              1,156,000  Sime UEP Properties Berhad                                                                   2,173,656
              1,089,000  Tan Chong Motor Holdings Berhad                                                              1,288,328
                244,000  Tenaga Nasional Berhad                                                                         974,949
              1,196,000  Tractors Malaysia Holdings Berhad                                                            1,546,097
              1,135,600  UMW Holdings Berhad                                                                          2,802,578
                133,600  UMW Holdings Berhad Warrants (a) *                                                              30,616
                                                                                                                     57,010,495
                         MEXICO - 12.2%
              6,680,000  Aerovias de Mexico SA de CV CPO                                                                372,051
                159,300  Celanese Mexicana SA Class A                                                                 2,094,425
                160,000  Cementos de Mexico SA de CV                                                                    403,983
              1,885,400  Cydsa SA Class A *                                                                           3,054,825
              1,605,000  Fomento Economico Mexicano SA de CV                                                          2,432,557
                106,000  Grupo Carso A1  *                                                                              393,587
                290,000  Grupo Embotellador de Mexico SA                                                                964,219
              2,800,600  Grupo Financiero Banamex Accival SA de CV Class C                                            2,410,643
             18,602,000  Grupo Financiero Bancomer SA de CV Class C                                                   3,390,744
                 60,400  Grupo Financiero Invermex Series L                                                              37,718
                992,000  Grupo Financiero Invermexico Class B                                                           617,803
                123,000  Grupo Financiero Serfin Class L                                                                102,552
                833,700  Grupo Financiero Serfin SA de CV Class B                                                       745,757
              2,050,000  Grupo Gigante SA *                                                                             366,749
                921,000  Grupo Industrial Alfa SA                                                                     6,777,316
                880,213  Grupo Mexico Class B                                                                         2,344,263
                 90,886  Grupo Mexico Class B Warrants 8/9/01 *                                                         168,734
                434,000  Grupo Posadas SA de CV Series L *                                                              167,008
                220,000  Grupo Posadas SA de CV *                                                                        92,827
                  4,690  Grupo Sidek SA de CV Class B *                                                                   2,454
              2,430,000  Grupo Situr SA de CV *                                                                         926,886
                 46,000  Grupo Tribasa SA ADR *                                                                         270,250
                109,100  Industrias Penoles SA de CV                                                                    220,225
                157,000  Sears Roebuck de Mexico SA *                                                                   423,966
                188,000  Telefonos de Mexico ADR Series L                                                             5,193,500
              1,441,900  Telefonos de Mexico SA Class L                                                               2,024,744
              1,133,100  Tubos de Acero de Mexico SA *                                                                3,805,686
              1,549,400  Vitro SA                                                                                     4,963,310
                223,000  Vitro SA ADR                                                                                 1,979,125
                                                                                                                     46,747,907
                         POLAND - 1.0%
                 59,500  Bank Rozwoju Eksportu SA  *                                                                    744,582
                 11,300  Bank Slaski SA *                                                                               388,638
                310,000  Elektrim SA                                                                                  1,091,866
                 67,500  Exbud Sa  *                                                                                    335,640
                100,350  Polifarb Cieszyn  *                                                                            374,239
                 66,000  Vistula *                                                                                      317,242
                311,000  Wielkopolski *                                                                                 618,572
                                                                                                                      3,870,779
                         PORTUGAL - 5.8%
                171,700  Banco Chemical (Registered)                                                                  1,810,834
                 91,500  Banco Comercial Portugues SA *                                                               1,147,149
                140,100  Banco De Fomento Exterior SA                                                                 1,232,843
                212,800  Banco Espirito Santo e Commercial de Lisboa (Registered)                                     3,503,905
                  5,400  Banco Portugues do Atlantico SA (Registered)                                                    96,817
                337,100  Banco Totta & Acores (Registered)                                                            6,888,248
                142,000  Banif Banco Internacional Funchal                                                            1,338,483
                 15,400  Cel-Cat Fabrica Nacional de Condutores Electricos SA                                           274,179
                 27,000  CIMPOR Cimentos de Portugal SA (Registered)                                                    483,194
                 19,000  Crisal Cristais Alcob *                                                                        286,799
                 30,200  Efacec (New) *                                                                                 357,720
                 37,200  Empresa Fabril de Maquinas Electricas *                                                        440,635
                 44,500  Fisipe Fibra Sint                                                                              366,656
                 32,200  Investimentos Participacoes e Gestao SA                                                        741,596
                 33,800  Modelo Supermercados SA                                                                      1,020,400
                  2,000  Radio Marconi SA (Registered)                                                                   79,758
                 23,800  Soja de Portugal Sociedada Gest (Bearer)                                                       313,915
                 60,700  Sonae Investimentos                                                                          1,377,571
                 16,200  Unicer Uniao Cervejeira SA (New) *                                                             238,020
                 16,200  Unicer Uniao Cervejeira SA (Registered)                                                        238,020
                                                                                                                     22,236,742
                         SOUTH AFRICA - 9.9%
                 58,400  AECI Ltd                                                                                       402,759
                329,700  Amalgamated Bank of South Africa                                                               943,203
                106,800  Anglo-American Corp of South Africa Ltd                                                      5,285,441
                  4,200  Anglovaal N                                                                                    110,498
                188,000  Barlow Ltd                                                                                   1,740,741
                204,300  De Beers Centenary Link (Units)                                                              4,252,989
                 51,000  De Beers Cons Mines Ltd ADR                                                                  1,058,250
                408,700  Deelkraal Gold Mining Co Ltd                                                                   360,157
                193,800  Del Monte Royal Foods Ltd                                                                      321,762
                 54,400  Elandsrand Gold Mining Co Ltd                                                                  274,432
                 58,500  Engen Ltd                                                                                      414,655
                 48,500  Financiere Richemont AG                                                                        449,074
                 90,000  First National Bank Holdings                                                                   488,506
                321,900  Free State Consolidated Gold Mines                                                           3,741,111
                290,400  Genbel Investments Ltd                                                                         623,080
                 19,700  Harmony Gold Mining *                                                                          166,054
                 27,000  Hartebeestfontein Gold Mining Co Ltd                                                           106,897
                 35,200  Impala Platinum Holdings Ltd                                                                   728,276
                 21,200  Johannesburg Consol Investment Co                                                              519,847
                 62,200  Kloof Gold Mining Company                                                                      722,886
                114,400  Liblife Strategic Investments Ltd                                                              315,586
                120,800  Loraine Gold Mines Ltd.  *                                                                     431,980
                 97,500  Malbak Ltd                                                                                     510,536
                108,200  Pick'N Pay Stores Ltd                                                                          221,098
                226,700  Randfontein Estates Gold Mining Co Ltd                                                       1,606,877
                249,300  Rembrandt Group Ltd                                                                          1,671,552
                 81,200  Sappi Ltd                                                                                    1,389,630
                252,705  Sasol Ltd                                                                                    1,888,026
              3,378,576  South African Iron & Steel Industrial Corp Ltd                                               3,693,565
                 24,600  Standard Bank Investment Corp Ltd                                                              722,605
                 15,105  Tongaat-Hulett Group Ltd                                                                       150,471
                 13,800  Vaal Reefs Exploration & Mining                                                                944,674
                 22,600  Western Areas Gold Mining Co Ltd                                                               245,338
                 52,400  Western Deep Levels                                                                          1,686,437
                                                                                                                     38,188,993
                         SOUTH KOREA - 4.5%
                 35,892  Boram Bank Co Ltd                                                                              418,168
                  8,860  Central Investment and Finance                                                                 179,523
                 13,215  Cho Hung Bank Co Ltd                                                                           152,291
                 54,110  Daegu Bank                                                                                     705,092
                 63,870  Haitai Confectionery Co Ltd                                                                  1,083,845
                  1,853  Han Shin Construction                                                                           19,242
                 40,000  Han Wha Corp *                                                                                 612,930
                111,176  Hana Bank                                                                                    2,029,228
                 50,407  Hanil Bank                                                                                     591,747
                 14,800  Hannong Corp                                                                                 1,246,375
                 12,950  Hanshin Construction Preferred *                                                                85,278
                 35,000  Kia Motors GDS 144A *                                                                          490,000
                150,814  Korea First Bank                                                                             1,715,601
                 38,632  Korea Fund                                                                                     753,324
                 38,325  Korea Long Term Credit Bank                                                                  1,049,794
                    445  Kumho Construction and Engineering *                                                             6,424
                 34,000  Kwang Ju Bank                                                                                  400,431
                 17,500  Kwangju Investment & Finance Co Ltd                                                            498,639
                  3,787  Kyungki Bank Ltd                                                                                36,928
                 28,041  Sam Hee Investment and Finance Co Ltd                                                          340,902
                 33,400  Shin Han Investment and Finance Co Ltd                                                         647,147
                 16,622  Shin Poong Paper Manufacturing                                                               1,081,961
                109,800  Shinhan Bank                                                                                 2,248,421
                 20,161  Shinhan Bank (New) *                                                                           412,845
                  7,387  Shinhan Investment and Finance Preferred                                                        85,128
                  6,300  Sung Bo Chemical Co                                                                            195,466
                  5,000  Tongyang Nylon                                                                                 174,128
                                                                                                                     17,260,858
                         SRI LANKA - 0.1%
                 32,600  Hayleys Ltd  *                                                                                 126,640
                 57,000  John Keells Holdings Ltd *                                                                     238,832
                 13,000  National Development Bank  *                                                                    84,927
                                                                                                                        450,399
                         TAIWAN - 3.7%
                 15,034  Asia Cement Corp GDR                                                                           330,748
                 34,200  Chia Hsin Cement GDR                                                                           504,450
                101,300  China Steel Corp GDS                                                                         2,026,000
                 12,000  President Enterprises Corp GDS *                                                               213,000
                836,600  R O C Taiwan Fund *                                                                          9,307,175
                 93,493  Tuntex Distinct Corp GDR 144A *                                                              1,075,170
                 57,853  Tuntex Distinct Corp GDR *                                                                     665,310
                  6,731  Tuntex Distinct Corp GDS (New) 144A  *                                                          77,407
                  4,165  Tuntex Distinct Corp GDS (New) *                                                                47,898
                                                                                                                     14,247,158
                         THAILAND - 2.8%
              1,517,000  Bangkok Rubber Public Co Ltd  (Foreign Registered)                                           1,607,631
                  1,460  Bangkok Land Public Co Ltd Warrants 12/31/96
                            (Foreign Registered) (a) *                                                                       59
                357,000  Bank of Ayudhya Public Co Ltd (Foreign Registered)                                           1,545,950
                 11,500  Carpets International Thailand Public Co Ltd (Foreign Registered)                               45,188
                267,900  CP Feedmill Public Co Ltd (Foreign Registered)                                               1,815,361
                549,700  GFPT Co Ltd (Foreign Registered) *                                                             330,613
                694,700  NEP Realty and Industry Co Ltd  (Foreign Registered) *                                         369,077
                533,200  Padaeng Industry Co Ltd (Foreign Registered)                                                   932,566
                441,000  Prasit Development Public Co Ltd (Foreign Registered)                                          831,075
                675,000  Saha Union Public Co Ltd (Foreign Registered)                                                  967,572
                695,600  Siam City Bank Public Co Ltd (Foreign Registered)                                              760,028
                125,000  Thai Farmers Bank Public Co Ltd (Foreign Registered)                                         1,032,478
              2,705,500  Unicord (Foreign Registered) *                                                                 705,122
                                                                                                                     10,942,720
                         TURKEY - 1.4%
                900,000  Adana Cimento Sanayi  *                                                                        385,404
                392,000  Akal Tekstil                                                                                    74,712
             11,665,000  Eregli Demir ve Celik Fabrikalari Turk Anonim Sirketi                                        1,280,476
              5,495,000  Goltas Cimento AS (a) (b)*                                                                     994,270
                600,000  Mardin Cimento                                                                                 155,609
             26,263,600  Yapi ve Kredi Bankasi AS                                                                     2,249,355
                                                                                                                      5,139,826
                         VENEZUELA - 1.1%
                320,666  Ceramic Carabobo Class A ADR                                                                   240,500
                650,000  Ceramic Carabobo Class B ADR                                                                   487,500
                  9,200  Mantex SAICA ADR                                                                                58,604
                174,975  Siderurgica Venezolana Sivensa                                                                  56,011
              1,028,000  Siderurgica Venezuela ADR                                                                    1,285,000
                 82,500  Sudamtex ADR                                                                                   443,025
                120,000  Venezolana de Cementos                                                                         197,897
                  2,333  Venezolana de Prerreducidos Caroni GDS                                                          13,648
                527,000  Venezolano de Pulpa y Papel GDS 144A                                                         1,512,490
                                                                                                                      4,294,675

                         TOTAL STOCK AND EQUIVALENTS (Cost $454,651,201)                                            361,674,046

         PAR VALUE       CONVERTIBLE BONDS - 1.6%
                         India - 0.3%
USD             500,000  Essar Gujarat Ltd, 5.50% due 8/5/98                                                            650,000
USD             700,000  Sterlite, 3.50% due 6/30/99                                                                    591,500
                                                                                                                      1,241,500
                         TAIWAN - 0.9%
USD             400,000  Far East Department Stores, 3.00% due 7/06/01, 144A                                            338,000
USD             750,000  Formosa Chemical and Fiber, 1.75% due 7/19/01                                                  731,250
USD             500,000  Formosa Chemical and Fiber, 1.75% due 7/19/01, 144A                                            487,500
USD             300,000  Nan Ya Plastics Corp, 1.75% due 7/19/01                                                        271,500
USD             650,000  Nan Ya Plastics Corp, 1.75% due 7/19/01, 144A                                                  588,250
CHF             550,000  Pacific Construction, 2.13% due 10/01/98                                                       496,754
USD             500,000  Teco Electric & Machine, 2.75% due 4/15/04 144A                                                420,000
                                                                                                                      3,333,254
                         THAILAND - 0.4%
USD           1,530,000  Bangkok Bank Public Co, 3.25% due 3/3/04                                                     1,281,375
USD             566,000  Bangkok Land Ltd, 4.50% due 10/13/03 (Foreign Registered)                                      404,690
                                                                                                                      1,686,065

                         TOTAL CONVERTIBLE BONDS (Cost $6,967,863)                                                    6,260,819

                         SHORT-TERM INVESTMENT - 1.4%
  $           5,500,000  Republic Bank of New York Deposit, 6.00% due 3/1/95                                          5,500,000

                         TOTAL  SHORT-TERM INVESTMENT (at amortized cost)                                             5,500,000

                         TOTAL INVESTMENTS - 97.2%
                         (Cost $467,119,064) * *                                                                    373,434,865

                         Other Assets and Liabilities (net) -  2.8%                                                  10,823,897

                         TOTAL NET ASSETS - 100.0%                                                   $              384,258,762

                         NOTES TO THE SCHEDULE OF INVESTMENTS:

                         ADR  American Depositary Receipt
                         GDR  Global Depositary Receipt
                         GDS  Global Depositary Shares
                         144A       Securities  exempt from  registration  under
                                    Rule  144A of the  Securities  Act of  1933.
                                    These    securities   may   be   resold   in
                                    transactions   exempt   from   registration,
                                    normally to qualified institutional buyers.

                         (a)        Security valued by management (Note 1).

                         (b)        This security has been purchased on a when-issued basis.

                         *          Non-income producing security.

                         **         The aggregate  identified cost for federal
                                    income   tax   purposes   is    $468,048,723
                                    resulting in gross  unrealized  appreciation
                                    and    depreciation   of   $12,705,789   and
                                    $107,319,647,    respectively,    and    net
                                    unrealized depreciation of $94,613,858.

                         The principal amount of each security is stated in currency in which the security is denominated:  USD - United States Dollar  CHF - Swiss Franc


               At February  28, 1995,  industry  sector  diversification  of the
                Fund's equity investments was as follows:

                                                               Percentage of
               Industry Sector                                 Net Assets

               Banking                                            17.6 %
               Metals and Mining                                  12.8
               Construction                                        6.8
               Financial Services                                  6.1
               Utilities                                           5.9
               Consumer Goods                                      5.8
               Miscellaneous                                       4.8
               Primary Processing                                  4.6
               Telecommunications                                  4.2
               Services                                            5.3
               Oil and Gas                                         3.6
               Investment Companies                                2.9
               Food and Beverage                                   2.6
               Automotive                                          2.2
               Manufacturing                                       2.1
               Insurance                                           1.8
               Transportation                                      1.6
               Chemicals                                           1.4
               Machinery                                           1.1
               Textiles                                            1.0
                                                                  94.2 %

              See accompanying notes to the financial statements.







GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995


ASSETS:
  Investments, at value (cost $461,619,064) (Note 1)               $         367,934,865
  Short-term investments, at amortized cost (Note 1)                           5,500,000
  Foreign currency, at value (cost $4,279,240) (Note 1)                        4,297,707
  Cash                                                                           267,451
  Receivable for investments sold                                              5,333,892
  Receivable for Fund shares sold                                              8,503,193
  Dividends and interest receivable                                              856,495
  Foreign withholding taxes receivable                                             3,787

    Total assets                                                             392,697,390


LIABILITIES:
  Payable for investments purchased                                            5,191,939
  Payable for Fund shares repurchased                                          2,583,000
  Payable to affiliate for management fee (Note 2)                               303,501
  Accrued expenses                                                               360,188

    Total liabilities                                                          8,438,628


NET ASSETS(equivalent to $9.52 per share based
  on 40,355,453 shares outstanding, unlimited shares authorized)   $         384,258,762

NET ASSETS CONSIST OF:
  Paid-in capital                                                  $         473,471,619
  Accumulated net realized gain on investments, swap contracts
    and foreign currency related transactions                                  4,506,417
  Net unrealized depreciation on investments,
    foreign currency and foreign currency related transactions               (93,719,274)

    NET ASSETS                                                     $         384,258,762



              See accompanying notes to the financial statements.


GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)


STATEMENT OF OPERATIONS - YEAR ENDED FEBRUARY 28, 1995


INVESTMENT INCOME:
  Dividends (net of foreign tax expense of $785,221)               $   5,708,825
  Interest                                                             1,613,039

    Total income                                                       7,321,864
EXPENSES:
  Management fee (Note 2)                                              3,004,553
  Custodian fees                                                         920,828
  Stamp duties and transfer taxes                                        310,532
  IOF fees (Note 1)                                                      228,444
  IPMF taxes (Note 1)                                                    109,156
  Audit fees                                                              68,738
  Registration fees                                                       63,891
  Transfer agent fees                                                     27,189
  Legal fees                                                              15,977
  Insurance                                                                3,598
  Trustee fee (Note 2)                                                       797
  Miscellaneous                                                              802

    Total expenses                                                     4,754,505

      Net investment income                                            2,567,359

REALIZED AND UNREALIZED GAIN (LOSS) ON  INVESTMENTS,
 SWAP CONTRACTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
    Net realized gain (loss) on:
      Investments                                                     11,504,282
      Swap contracts                                                     184,985
      Foreign currency and foreign currency related transactions        (940,628)
           Net realized gain                                          10,748,639
  Change in net unrealized  appreciation (depreciation) on:
      Investments                                                    (99,219,068)
      Foreign currency and foreign currency related transactions           3,250
           Net unrealized loss                                       (99,215,818)

    Net realized and unrealized loss on investments, swap contracts
       and foreign currency related transactions                     (88,467,179)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (85,899,820)



              See accompanying notes to the financial statements.



GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)


STATEMENT OF CHANGES IN NET ASSETS


                                                                     YEAR ENDED              PERIOD ENDED
                                                                 FEBRUARY 28, 1995        FEBRUARY 28, 1994*
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                       $           2,567,359    $             136,972
  Net realized gain on investments, swap contracts
    and foreign currency related transactions                            10,748,639                  604,768
  Net unrealized appreciation (depreciation) on investments, foreign currency and foreign currency related
    transactions                                                        (99,215,818)               5,496,544

  Net increase (decrease) in net assets
    resulting from operations                                           (85,899,820)               6,238,284

Distributions to shareholders from:
  Net investment income                                                  (2,332,870)                 (17,227)
  Net realized gains                                                     (7,201,224)              -

                                                                         (9,534,094)                 (17,227)

Fund share transactions:  (Note 5)
  Proceeds from sale of shares                                          374,416,514              111,221,997
  Net asset value of shares issued to shareholders
    in payment of distributions declared                                  8,065,981                    2,038
  Cost of shares repurchased                                            (17,198,392)              (3,036,519)

  Net increase in net assets resulting
    from Fund share transactions                                        365,284,103              108,187,516

  Total increase in net assets                                          269,850,189              114,408,573

NET ASSETS:
  Beginning of period                                                   114,408,573               -

  End of period (including undistributed net
    investment income of $0 and
    $235,005, respectively)                                   $         384,258,762    $         114,408,573

* Period from  December 9, 1993  (commencement  of  operations)  to February 28, 1994.


              See accompanying notes to the financial statements.



GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                       PERIOD FROM DECEMBER 9, 1993
                                                     YEAR ENDED      (COMMENCEMENT OF OPERATIONS) TO
                                                  FEBRUARY 28, 1995         FEBRUARY 28, 1994

NET ASSET VALUE, BEGINNING OF PERIOD                 $   12.13               $    10.00

Income (loss) from investment operations:
  Net investment income (a)                               0.05                    0.02
  Net realized and unrealized gain (loss)
   on investments                                        (2.37)                   2.11

    Total from investment operations                     (2.32)                   2.13

Less distributions to shareholders from:
  Net investment income                                  (0.07)                  (0.00)(c)
  Net realized gains                                     (0.22)                                            --

    Total distributions                                  (0.29)                  (0.00)

NET ASSET VALUE, END OF PERIOD                       $    9.52              $    12.13

TOTAL RETURN (B)                                        (19.51%)                 21.35%


RATIOS/SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                   $   384,259            $  114,409
 Net expenses to average
   daily net assets                                       1.58%                  1.64%* (a)
 Net investment income to average
   daily net assets                                       0.85%                  0.87%* (a)
 Portfolio turnover rate                                    50%                       2%


*    Annualized.
(a) Net of fees and expenses voluntarily waived or borne by the Manager of $.003 for the period ended February 28, 1994.
(b) Calculation excludes subscription fees. The total return would have been lower had certain expenses not been waived during the period shown.
(c)  The per share income distribution was $ 0.004.

              See accompanying notes to the financial statements.


GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD  CURRENCY  CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. As of February 28, 1995, there were no outstanding forward currency contracts.

     SWAP AGREEMENTS
     A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund entered into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 1995, there were no outstanding swap agreements.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund was subject to a .25% Imposto Provisorio Sobre Morimentacoes Financeiras (IPMF) tax on debits (withdrawals) for banking transactions in Brazil. This tax was repealed effective January 1, 1995. In addition, the Fund is subject to an Imposto Sobre Operacues Financeiras (IOF) tax which is imposed on certain investment transactions in Brazil.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if paid and received by the shareholders of the Fund.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. There is no premium incurred on reinvested distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           Undistributed Net Investment          Accumulated Net Realized
                      Income                             Gain                     Paid-in Capital
                  ($469,494)                           $469,494                          -

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is 2% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the year ended February 28, 1995, the Fund received $7,203,554 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of 1% of average daily net assets. The Manager has agreed to waive a portion of its fee until further notice to the extent that the Fund's annual expenses (including management but excluding custody fees, brokerage commissions and transfer taxes) exceed 1.20% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the year ended February 28, 1995, was $797. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1995, aggregated $490,764,611 and $142,687,568, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 15% of the outstanding shares of the Fund were held by one shareholder.


5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Period from December 9, 1993
                                               Year Ended         (Commencement of Operations)
                                            February 28, 1995         to February 28, 1994

Shares sold                                     31,656,227                  9,700,010
Shares issued to shareholders in
 reinvestment of distributions                     708,112                        189
Shares repurchased                              (1,438,354)                  (270,731)
Net increase                                    30,925,985                  9,429,468
Fund shares:
 Beginning of period                             9,429,468                       --
 End of period                                  40,355,453                  9,429,468



                                                           * * *



GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995


                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees of GMO Trust and the Shareholders of GMO Global Hedged Equity Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Global Hedged Equity Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the period from July 29, 1994 (commencement of operations) to February 28, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 20, 1995





GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

       SHARES       DESCRIPTION                                                                                   VALUE ($)
                    STOCK AND EQUIVALENTS - 86.0%
                    AUSTRALIA - 2.8%
           143,967  Australia and New Zealand Banking Group Ltd                                                         505,156
            12,100  Australian Gas Light Co *                                                                            37,997
            54,300  Boral Ltd                                                                                           145,699
           110,000  Bougainville Copper Ltd *                                                                            52,706
            21,600  Burns Philp & Co Ltd                                                                                 51,748
           127,800  Coles Myer Ltd                                                                                      428,645
           176,005  CSR Ltd                                                                                             578,650
           566,400  Fosters Brewing Group Ltd                                                                           496,851
            91,200  Goodman Fielder Ltd                                                                                  83,363
             2,500  Newcrest Mining Ltd                                                                                   9,141
           146,053  News Corp Ltd                                                                                       650,284
            72,798  News Corp Ltd Preferred $.04 *                                                                      288,707
            41,500  Pacific Dunlop Ltd                                                                                   91,469
            40,800  Pasminco Ltd  *                                                                                      42,106
           293,500  Pioneer International Ltd                                                                           705,312
            38,200  QCT Resources Ltd                                                                                    36,607
            59,762  Santos Ltd                                                                                          160,355
            62,100  Schroders Property                                                                                  100,709
            10,100  Smith (Howard) Ltd                                                                                   44,671
            27,200  Southcorp Holdings Ltd                                                                               62,558
            48,200  Stockland Trust Group                                                                               108,013
            44,600  TNT Ltd *                                                                                            63,452
           112,100  Western Mining Corp Ltd                                                                             600,753
           148,200  Westfield Trust Units                                                                               253,450
           107,100  Westpac Banking Corp                                                                                395,533
                                                                                                                      5,993,935
                    AUSTRIA - 1.0%
               100  Allgemeine Baugesellschaft AG                                                                        15,249
               100  Allgemeine Baugesellschaft AG Preferred 7.00%                                                         8,237
               160  Austrian Airlines *                                                                                  27,041
             1,200  Bank Austria AG (Participating Certificate)                                                          42,077
             1,410  Bau Holding AG Preferred (Non Voting) 2.42%                                                          93,539
             1,600  Brau Union AG                                                                                       101,170
               400  Constantia Industrie Holding AG *                                                                    30,732
             2,710  Creditanstalt-Bankverein                                                                            169,778
             2,030  Creditanstalt-Bankverein Preferred 1.65%                                                            123,234
               100  EA-Generali AG                                                                                       25,982
               100  EA-Generali AG Preferred 6.00%                                                                       15,881
               840  EVN Energie-Versorgung Niederoesterreich AG                                                         101,334
               500  Interunfall Versicherungs AG (Bearer)                                                                80,132
               700  Lenzing AG                                                                                           65,067
             1,000  Leykam-Muerztaler Papier und Zellstoff AG *                                                          47,594
               200  Miba Holding AG Series B Preferred 1.34%                                                              8,547
             1,950  OMV AG *                                                                                            189,214
               300  Oesterreichische Brau Beteiligungs AG                                                                17,105
             3,960  Oesterreichische Elektrizitaetswirschafts AG                                                        244,243
             5,060  Oesterreichische Laenderbank AG                                                                     399,079
             1,000  Oesterreichische Laenderbank AG Preferred (Non Voting)                                               48,079
               440  Perlmooser Zementwerke AG                                                                            30,643
             1,300  Radex-Heraklith AG                                                                                   46,846
               600  Steyr-Daimler-Puch AG *                                                                               8,800
               100  Strabag Oesterreich AG                                                                               13,890
               300  Universale Bau AG *                                                                                  17,629
             1,300  Veitsch-Radex AG *                                                                                   34,471
               100  Wiener Allianz Versicherungs AG *                                                                    23,603
               140  Wienerberger Baustoffindustrie AG                                                                    49,497
                                                                                                                      2,078,693
                    belgium - 0.2%
             1,010  Banque Bruxelles Lambert NPV                                                                        144,489
                20  Banque Nationale de Belgique                                                                         25,060
               200  Barco NV                                                                                             15,036
               650  Electrabel NPV                                                                                      127,292
             1,080  Groupe Bruxelles Lambert NPV                                                                        131,202
               160  Petrofina SA Bruxelles                                                                               47,053
                50  Reunies Electrobel et Tractionel SA                                                                  15,136
                50  Solvay SA Act                                                                                        25,807
                                                                                                                        531,075
                    CANADA - 0.8%
             1,400  Abitibi-Price Inc                                                                                    18,365
             3,900  Air Canada Inc *                                                                                     21,024
             1,600  Alberta Energy Ltd                                                                                   21,851
             6,100  Bank of Montreal                                                                                    118,931
             7,490  Bank of Nova Scotia                                                                                 148,050
               600  BC Telecom Inc                                                                                       10,728
             1,010  BCE Inc                                                                                              31,398
            12,500  Canadian Imperial Bank of Commerce                                                                  305,481
             3,900  Cominco Ltd *                                                                                        62,372
               600  Dofasco Inc                                                                                           7,439
             4,800  Domtar Inc *                                                                                         40,970
             2,100  Fletcher Challenge Class A                                                                           28,113
             1,500  Hudsons Bay Co                                                                                       29,245
             3,800  Imasco Ltd                                                                                          115,058
             4,400  Imperial Oil Ltd                                                                                    149,829
             8,100  Inco Ltd                                                                                            217,601
             2,500  Maple Leaf Foods                                                                                     23,136
             9,600  National Bank of Canada                                                                              67,278
             2,000  Noranda Forest Inc                                                                                   15,274
             5,900  Ranger Oil Ltd                                                                                       35,517
             4,180  Royal Bank of Canada                                                                                 86,379
             7,000  Toronto Dominion Bank                                                                               105,660
               800  Transcanada Pipelines Ltd                                                                            10,566
             1,600  United Dominion Inds Ltd                                                                             30,332
                                                                                                                      1,700,597
                    FINLAND - 0.1%
            24,600  Kansallis-Osake-Pankki *                                                                             25,877
             1,000  Kesko OY                                                                                             11,184
               500  Kymmene OY Sh Fria *                                                                                 14,395
               740  OY Nokia AB Preferred 1.54%                                                                         110,619
             6,000  Unitas Bank Ltd Class A *                                                                            19,001
                                                                                                                        181,076
                    FRANCE - 4.6%
               200  Accor SA                                                                                             21,488
               150  Agache Financiere                                                                                    35,263
               190  Air Liquide (Registered)                                                                             27,317
             1,075  Air Liquide                                                                                         154,556
             6,780  Alcatel Alsthom Cie Generale d'Electricite SA                                                       544,033
               500  Axa SA                                                                                               21,517
            36,220  Banque Nationale de Paris                                                                         1,600,942
                25  Bongrain SA                                                                                          12,653
               250  Bouygues                                                                                             25,695
             1,000  Carnaudmetalbox SA Act                                                                               32,738
             1,025  Carrefour Supermarche SA                                                                            417,209
             1,950  Casino Guichard Perrachon Act                                                                        53,003
               450  Club Mediterranee SA                                                                                 36,546
            27,785  Compagnie de Suez SA                                                                              1,225,412
             3,560  Credit Commercial de France *                                                                       145,250
               640  Credit Foncier de France (Bearer)                                                                    83,062
             2,050  Credit Local de France SA                                                                           162,502
             8,980  Credit Lyonnais                                                                                     566,855
             1,760  Credit National SA                                                                                  128,230
               250  Dassault Electronique SA *                                                                           18,457
             1,200  Dollfus-Mieg and Cie                                                                                 67,146
             5,125  Elf Sanofi SA                                                                                       267,751
             1,580  Eridania Beghin-Say SA                                                                              230,231
               925  Essilor International                                                                               130,294
                80  Europe 1 Communication (New) *                                                                       17,641
             2,965  Financiere de Paribas SA                                                                            168,729
             3,800  FINEXTEL                                                                                             62,017
             1,530  Groupe Danone                                                                                       219,973
               200  Labinal SA                                                                                           30,076
             2,510  Lafarge Coppee SA (Bearer)                                                                          161,416
               450  Lefebvre (Jean) Entreprises                                                                          27,890
             3,400  LVMH Moet Hennessy Louis Vuitton                                                                    541,675
               625  Lyonnaise des Eaux                                                                                   52,943
            12,870  Michelin SA Class B *                                                                               512,850
             1,600  Pechiney International SA                                                                            39,013
             2,470  Pechiney International SA Preferred 3.43%                                                           165,562
             2,545  Pernod-Ricard                                                                                       155,706
             3,195  Peugeot SA *                                                                                        434,525
               150  Radiotechnique                                                                                       16,378
               100  Saint Louis                                                                                          27,239
               200  Saint-Gobain                                                                                         23,470
             3,340  Schneider SA                                                                                        229,069
               375  SEFIMEG                                                                                              24,174
               550  SIMCO                                                                                                43,491
             3,680  Societe Generale d 'Entreprise SA                                                                   123,691
             1,110  Societe Generale Paris                                                                              105,350
               940  SOVAC SA                                                                                             66,934
             6,710  Thomson CSF *                                                                                       165,697
             2,910  Total SA Class B                                                                                    160,398
             1,100  UAP Co                                                                                               25,069
             3,800  Worms et Compagnie SA                                                                               183,835
                                                                                                                      9,792,961
                    GERMANY - 4.6%
               150  AEG AG                                                                                               14,572
               660  Bankgesellschaft Berlin AG                                                                          151,244
             9,690  Bayer AG                                                                                          2,371,574
             1,140  Bayerische Hypotheken-und Wechselbank AG                                                            300,831
               230  Bayerische Hypotheken-und Wechselbank AG (New)                                                       59,200
             1,490  Bayerische Motorenwerke AG                                                                          772,121
             3,710  Bayerische Vereinsbank AG                                                                         1,101,270
                50  Beiersdorf AG (Bearer)                                                                               32,986
             2,540  Berliner Handels- und Frankfurter Bank                                                              658,117
               590  Berliner Kraft und Licht AG Class A                                                                 116,165
                50  Boss (Hugo) AG Preferred 3.84%                                                                       35,037
             1,300  Bremer Vulkan Verbund AG *                                                                           78,564
             5,350  Commerzbank AG                                                                                    1,232,576
               530  Daimler-Benz AG                                                                                     256,893
               200  Didier-Werke AG *                                                                                    17,570
                50  Douglas Holding AG                                                                                   16,237
             3,210  Dresdner Bank AG                                                                                    875,604
               100  Escada AG Preferred (Non Voting) 1.43%                                                               21,672
               100  Gehe AG                                                                                              38,865
                50  Kaufhof AG Preferred (Non Voting) 5.59%                                                              12,682
             1,050  Kloeckner Humboldt-Deutz AG *                                                                        42,352
               350  Kugelfischer George Schaefer AG *                                                                    54,555
               150  Kugelfischer George Schaefer AG Preferred (Non Voting) *                                             21,945
                50  Linotype-Hell AG *                                                                                   11,895
               100  Philips Kommunikations Industrie AG                                                                  34,866
               150  Porsche AG Preferred (Non Voting) *                                                                  65,630
               100  Porsche AG Preferred *                                                                               42,591
               250  Puma AG Preferred (Non Voting) *                                                                     61,442
               150  Rheinelektra AG                                                                                     128,183
               650  RWE AG Preferred (Non Voting)                                                                       168,727
                50  Salamander AG                                                                                        10,853
               400  SAP AG                                                                                              361,784
               540  Siemens AG                                                                                          250,296
               400  Villeroy and Boch AG Preferred (Non Voting)                                                          86,686
             1,150  Volkswagen AG                                                                                       310,938
               300  Volkswagen AG Preferred (Non Voting) 0.79%                                                           62,246
                                                                                                                      9,878,769
                    HONG KONG - 3.4%
            73,000  Cathay Pacific Airways Ltd                                                                          118,024
            55,000  Cross Harbour Tunnel Co Ltd                                                                         108,129
           157,156  Dairy Farm International                                                                            189,038
            74,000  Denway Investments                                                                                    6,126
            44,000  Dickson Concepts International Ltd                                                                   23,902
           275,000  Elec and Eltek International Holdings Ltd                                                            32,012
           175,000  Goldlion Holdings Ltd                                                                                38,932
           153,000  Hang Lung Development Co Ltd                                                                        226,586
             2,600  Hang Lung Development Co Ltd Warrants 10/31/97 *                                                        457
           118,000  Harbour Centre Development Ltd                                                                      132,781
             1,000  Henderson Land Development Co Ltd                                                                     5,575
           140,000  Hong Kong Ferry Co Ltd                                                                              150,294
            31,000  Hong Kong Land Holdings                                                                              59,141
            12,000  Hongkong Aircraft Engineering Co Ltd                                                                 38,647
            18,000  Hongkong and Shanghai Hotels Ltd Preferred 1.95%                                                     20,604
            20,000  Hongkong Electric Holdings Ltd                                                                       59,885
           114,807  Hopewell Holdings Ltd                                                                                87,611
           175,000  Hutchison Whampoa Ltd                                                                               742,417
            56,000  Jardine International Motor Holdings Ltd                                                             61,204
            45,200  Kowloon Motor Bus Co Ltd                                                                             81,262
           118,000  Kumagai Gumi Hong Kong Ltd                                                                           81,653
            92,000  Lai Sun Garment International Ltd                                                                    98,170
            16,000  Lane Crawford International Ltd Series A                                                             24,627
            81,000  Mandarin Oriental                                                                                    95,861
           206,000  National Mutual Asia Ltd                                                                            134,553
            76,000  New World Development Co Ltd                                                                        207,411
            74,000  Playmate Toys Holding                                                                                22,971
         1,088,000  Regal Hotels International Ltd                                                                      209,677
            55,600  San Miguel Brewery Ltd                                                                               48,182
            80,000  Shun Tak Holdings Ltd                                                                                47,597
            12,956  Sino Hotels Holdings Ltd * (c)                                                                        3,351
            51,826  Sino Land Co Ltd                                                                                     41,560
            64,000  South China Morning Post Ltd                                                                         34,767
           319,000  Stelux Holdings International Ltd                                                                    93,866
            18,000  Sun Hung Kai Properties Ltd                                                                         121,063
           350,000  Swire Pacific Ltd Class A                                                                         2,455,862
           106,000  Tai Cheung Holdings Ltd                                                                             100,770
            15,000  Television Broadcasts Ltd                                                                            56,457
           266,000  Wharf Holdings Ltd                                                                                  915,165
            70,000  Wheelock & Co Ltd                                                                                   118,153
            23,000  Wing On International Holdings Ltd                                                                   40,160
            91,000  Winsor Industrial Corp Ltd                                                                          112,404
                                                                                                                      7,246,907
                    ITALY - 2.4%
           181,100  Alitalia Linee Aeree Italiane Class A *                                                              99,285
            83,000  Alitalia Linee Aeree Italiane Class B (Private Placement) * (b)                                      31,231
           285,000  Autostrade Concessioni e Costruzioni SPA Class B Preferred 4.98%                                    356,891
            12,300  Banca Commerciale Italiana SPA                                                                       27,636
           658,340  Banca di Roma                                                                                       582,606
            56,000  Banca Nazionale dell'Agricoltura SPA (Non Convertible)                                               23,756
            17,500  Banca Toscana                                                                                        40,578
           880,400  Banco di Napoli (Non Convertible)                                                                   561,790
           380,000  Bastogi-IRBS SPA *                                                                                   22,996
             2,300  Benetton Group SPA                                                                                   22,049
             3,000  Bonifiche-Siele Finanziaria SPA *                                                                    61,474
            20,000  Caffaro SPA *                                                                                        23,966
            18,500  Cartiere Burgo SPA *                                                                                127,472
            29,970  Cia Italiana dei Grandi Alberghi Cigahotels SPA *                                                    15,964
            30,000  Comau Finanziaria SPA                                                                                47,544
            16,300  Credito Italiano                                                                                     17,482
            24,590  Credito Italiano (Non convertible)                                                                   26,520
            14,000  Danieli and Co SPA (Non Convertible)                                                                 48,316
            19,000  Edison SPA                                                                                           81,965
             9,000  Editoriale l'Espresso SPA                                                                            16,447
             2,500  Ericsson SPA                                                                                         33,703
            86,000  Fiat SPA  *                                                                                         330,552
           163,000  Fiat SPA (Non Convertible)                                                                          392,607
           115,000  Fiat SPA Preferred *                                                                                288,706
             6,750  FIDIS SPA                                                                                            15,227
            54,000  Finmeccanica SPA *                                                                                   48,144
            12,500  Gilardini SPA *                                                                                      31,007
            76,850  Industriali Riunite SPA *                                                                            74,364
            20,420  Istituto Bancario San Paolo                                                                         113,295
            11,750  Italcementi Fabbriche Riunite Cemento SPA                                                            76,597
            35,750  Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                                         112,884
           325,000  Montedison SPA *                                                                                    237,762
           160,000  Montedison SPA (Non Convertible) *                                                                   97,016
            85,000  Montefibre SPA *                                                                                     70,027
            35,000  Olivetti and Co SPA *                                                                                38,901
            17,000  Olivetti and Co SPA (Non Convertible) *                                                              13,241
            75,000  Parmalat Finanziaria SPA                                                                             66,282
            28,800  Pirelli and Co                                                                                       65,227
            15,000  Pirelli and Co (Non Convertible)                                                                     19,323
            12,000  Rinascente per l'Esercizio di Grandi Magazzini SPA                                                   59,748
             7,000  Rinascente per l'Esercizio di Grandi Magazzini SPA
                        (Non Convertible)                                                                                18,769
             9,000  Rinascente per l'Esercizio di Grandi Magazzini SPA
                        Preferred 5.59%                                                                                  22,379
            20,000  Saipem SPA *                                                                                         35,111
             7,000  Sasib SPA                                                                                            32,505
             4,000  Sasib SPA (Non Convertible)                                                                          10,773
            16,500  Sirti SPA                                                                                           110,725
           131,630  Snia BPD SPA *                                                                                      153,792
            11,000  Societa Italiana per L'Esercizio delle Telecomunicazioni SPA                                         26,495
           115,000  Societa Metallurgica SPA *                                                                           58,568
            27,000  SORIN Biomedica SPA *                                                                                72,717
            36,130  STET SPA                                                                                            100,337
             9,000  Telecom Italia SPA di Rsip                                                                           17,445
             5,700  Tosi (Franco) SPA                                                                                    60,962
                                                                                                                      5,141,159
                    JAPAN - 7.6%
             1,000  Ajinomoto Co Inc                                                                                     11,594
             7,000  Alps Electric Co Ltd *                                                                               83,329
             2,000  Amada Co Ltd                                                                                         19,875
            49,000  Aoki Corp                                                                                           268,827
             1,400  Arabian Oil Co Ltd                                                                                   58,982
             7,000  Asahi Breweries Ltd                                                                                  72,460
            13,000  Banyu Pharmaceutical Co Ltd                                                                         134,299
             1,000  Canon Sales Co Inc                                                                                   22,670
             2,400  Chubu Electric Power Co Inc                                                                          58,382
             2,000  Chugai Pharmaceutical Co Ltd                                                                         20,082
            16,000  Cosmo Oil Co Ltd                                                                                    105,171
             6,000  CSK Corp                                                                                            163,967
             9,000  Dai Nippon Printing Co Ltd                                                                          133,223
             4,000  Dai Tokyo Fire and Marine Insurance Co Ltd                                                           25,589
            38,000  Daicel Chemical Industries Ltd                                                                      179,370
             2,000  Daiichi Seiyaku Co Ltd                                                                               30,433
             3,000  Daikyo Inc                                                                                           21,707
             7,000  Dainippon Ink & Chemicals Inc                                                                        30,578
             5,000  Daiwa House Industry Co Ltd                                                                          72,978
             3,000  Daiwa Kosho Lease Co Ltd                                                                             27,048
                97  East Japan Railway Co                                                                               427,742
             2,000  Eisai Co Ltd                                                                                         30,433
             5,000  Fuji Photo Film Co Ltd                                                                              107,137
            17,000  Fujisawa Pharmaceutical Co Ltd                                                                      193,572
            18,000  Fujita Corp                                                                                          96,517
             1,000  Fujita Kanko Inc                                                                                     19,564
            22,000  Fujitsu Ltd                                                                                         200,859
             5,000  Fukuyama Transporting Co Ltd                                                                         46,271
             5,000  Furukawa Electric Co Ltd                                                                             27,845
            11,000  Gakken Co Ltd *                                                                                      79,706
            10,000  General Sekiyu (KK)                                                                                  94,819
            16,000  Hankyu Corp                                                                                          86,124
            16,000  Hanwa Co Ltd *                                                                                       52,006
            35,000  Haseko Corp                                                                                         186,585
            11,000  Hazama-Gumi Ltd                                                                                      53,517
             2,000  Heiwa Real Estate Co Ltd                                                                             14,492
             8,000  Hitachi Cable Ltd                                                                                    54,656
             7,000  Hitachi Maxell Ltd                                                                                  109,415
             4,000  Hokuriku Bank Ltd                                                                                    26,624
             5,000  Honda Motor Co Ltd                                                                                   75,565
            13,000  INAX Corp                                                                                           131,474
             4,000  Intec Inc                                                                                            51,343
            12,000  Itochu Corp                                                                                          70,680
             6,000  Japan Airport Terminal Co Ltd                                                                        65,214
            29,000  Japan Energy Co Ltd                                                                                 103,866
            24,000  Japan Synthetic Rubber Co Ltd                                                                       135,397
             5,000  Joshin Denki Co Ltd                                                                                  56,933
             3,000  Kamigumi Co Ltd                                                                                      24,843
            38,000  Kankaku Securities Co Ltd                                                                           153,802
             9,000  Keihin Electric Express Railway Co Ltd                                                               52,078
            12,000  Keio Teito Electric Railway Co Ltd                                                                   65,959
             5,000  Keisei Electric Railway Co Ltd                                                                       36,385
            30,000  Kinki Nippon Railway Co Ltd                                                                         240,360
            15,000  Kirin Brewery Co Ltd                                                                                155,271
             6,000  Koito Manufacturing Co Ltd                                                                           44,718
             5,000  Kokusai Kogyo Co Ltd                                                                                 49,221
             1,000  Kokuyo Co Ltd                                                                                        24,119
             8,000  Komatsu Ltd                                                                                          58,713
            78,000  Kumagai Gumi Co Ltd                                                                                 386,750
            21,000  Kurabo Industries Ltd                                                                                78,257
            32,000  Kureha Chemical Industry Co Ltd                                                                     150,054
             3,000  Kyowa Hakko Kogyo Co Ltd                                                                             29,005
            12,000  Maeda Corp                                                                                          127,944
            13,000  Marubeni Corp                                                                                        59,345
            11,000  Marudai Food Co Ltd                                                                                  74,240
            15,000  Marui Co Ltd                                                                                        214,275
            16,000  Matsushita Electric Works Ltd                                                                       161,482
            22,000  Mazda Motor Corp *                                                                                  102,251
             8,000  Meiji Seika Kaisha Ltd                                                                               47,617
            19,000  Mitsubishi Electric Corp                                                                            123,513
            41,000  Mitsubishi Estate Co Ltd                                                                            413,798
            10,000  Mitsubishi Gas Chemical Co Inc                                                                       40,888
            10,000  Mitsubishi Materials Corp                                                                            47,099
            12,000  Mitsubishi Oil Co Ltd                                                                               104,218
            14,000  Mitsubishi Trust & Banking Corp                                                                     198,540
             2,000  Mitsubishi Warehouse & Transportation Co Ltd                                                         28,570
            16,000  Mitsui Fudosan Co Ltd                                                                               163,801
             4,000  Mitsui Mining Co Ltd  *                                                                              18,219
            12,000  Mitsui Petrochemical Industries Ltd                                                                  84,468
            13,000  Mitsui Trust & Banking Co Ltd                                                                       116,940
             1,000  Mochida Pharmaceutical Co Ltd                                                                        20,185
            15,000  Nagoya Railroad Co Ltd                                                                               71,891
             8,000  Nankai Electric Railway Co Ltd                                                                       58,299
            21,000  NEC Corp                                                                                            199,338
            14,000  New Japan Securities Co Ltd                                                                          79,706
            15,000  Nichiei Co Ltd                                                                                       75,151
             6,000  Nichii Co Ltd                                                                                        65,214
            20,000  Nippon Express Co Ltd                                                                               178,045
           142,000  Nippon Oil Co Ltd                                                                                   852,544
            41,000  Nippon Sheet Glass Co Ltd                                                                           210,082
            11,000  Nippon Suisan Kaisha Ltd *                                                                           51,240
            27,000  Nissan Motor Co Ltd                                                                                 184,742
             7,000  Nissho Iwai Corp                                                                                     31,810
            14,000  Nitto Denko Corp                                                                                    198,540
             5,000  NSK Ltd                                                                                              30,796
            13,000  Odakyu Electric Railway Co Ltd                                                                       95,005
             4,000  Okamoto Industries Inc                                                                               25,299
             1,000  Ono Pharmaceutical Co Ltd                                                                            47,099
             3,000  Onoda Cement Co Ltd                                                                                  17,297
            34,000  Renown Inc *                                                                                        133,389
             5,000  Ricoh Co Ltd                                                                                         42,596
             6,000  Royal Co Ltd                                                                                         77,636
             7,000  Sagami Railway Co Ltd                                                                                32,535
             3,000  Sankyo Co Ltd                                                                                        70,493
            17,000  Sanyo Electric Co Ltd                                                                                88,515
             3,000  Sapporo Breweries Ltd                                                                                27,390
             1,000  SECOM Co Ltd                                                                                         52,999
            11,000  Seibu Railway Co Ltd                                                                                401,946
             3,000  Seino Transportation Co Ltd                                                                          47,203
             3,000  Sekisui Chemical Co Ltd                                                                              29,812
            41,000  Sekisui House Ltd                                                                                   462,605
            28,000  Settsu Corp *                                                                                       101,444
            11,000  Shionogi and Co Ltd                                                                                  93,142
            23,000  Shiseido Co Ltd                                                                                     249,987
             8,000  Showa Shell Sekiyu                                                                                   89,436
             1,000  Skylark Co Ltd                                                                                       14,699
             4,000  Sony Corp                                                                                           173,904
             9,000  Sumitomo Corp                                                                                        77,325
            28,000  Sumitomo Metal Industries Ltd *                                                                      80,286
             8,000  Sumitomo Realty & Development Co Ltd                                                                 43,559
            13,000  Sumitomo Trust & Banking Co Ltd                                                                     150,717
            21,000  Taisei Corp                                                                                         135,210
             2,000  Taisho Pharmaceutical Co Ltd                                                                         33,953
            18,000  Takeda Chemical Industries Ltd                                                                      208,685
            15,000  Tanabe Seiyaku Co Ltd                                                                               114,901
            86,000  Teijin Ltd                                                                                          403,271
             7,000  Teikoku Oil Co Ltd                                                                                   45,288
             8,000  The Japan Steel Works Ltd                                                                            22,856
            17,000  Toa Nenryo Kogyo K K                                                                                253,403
            16,000  Tobu Railway Co Ltd                                                                                  95,730
               200  Toho Co Ltd                                                                                          31,468
             2,000  Tokyo Dome Corp                                                                                      35,816
             4,000  Tokyo Tatemono Co Ltd                                                                                22,442
             4,000  Tokyotokeiba Co Ltd                                                                                  18,633
            20,000  Tokyu Construction Co Ltd                                                                           102,893
            20,000  Tokyu Corp                                                                                          127,323
            10,000  Tokyu Department Store Co Ltd                                                                        58,796
             9,000  Tokyu Land Corp                                                                                      40,619
             8,000  Toppan Printing Co Ltd                                                                               96,061
             8,000  Toshiba Tungaloy Co Ltd *                                                                            33,207
             1,000  Tostem Corp                                                                                          29,295
             1,000  Toto Ltd  *                                                                                          15,734
             6,000  Toyo Trust & Banking Co Ltd                                                                          51,861
            19,000  Victor Co of Japan Ltd *                                                                            210,445
             6,000  Wacoal Corp                                                                                          60,866
             4,000  Yakult Honsha Co Ltd                                                                                 56,726
             7,000  Yamaha Corp                                                                                          77,532
            99,000  Yamaichi Securities Co Ltd                                                                          652,792
             9,000  Yamanouchi Pharmaceutical Co Ltd                                                                    176,078
             6,000  Yamato Transport Co Ltd                                                                              62,109
            10,000  Yasuda Trust and Banking Co Ltd                                                                      73,185
             3,000  Yokogawa Bridge Corp                                                                                 38,818
            10,000  Yokogawa Electric Corp                                                                               91,403
                                                                                                                     16,326,963
                    MALAYSIA - 0.4%
            29,000  Antah Holding Berhad                                                                                 23,061
            39,200  Bandar Raya Dev Warrants 10/28/97 *                                                                  48,218
            65,000  DMIB Berhad                                                                                          70,786
            52,000  Faber Group Berhad *                                                                                 49,703
            46,000  Golden Hope Plantations Berhad                                                                       81,810
            49,000  Highlands and Lowlands Berhad                                                                        86,377
            29,000  Kuala Lumpur Kepong Berhad                                                                           80,090
            62,000  Malaysian United Industries Berhad                                                                   88,407
            35,000  Malaysian Mosaics Berhad                                                                             57,037
            61,000  Malaysian Resources Corp                                                                            107,531
            26,000  Perlis Plantations                                                                                   86,064
            36,000  Selangor Properties Berhad                                                                           42,166
                                                                                                                        821,250
                    NEW ZEALAND - 0.5%
             9,000  Air New Zealand Ltd Class B                                                                          29,075
            26,000  Carter Holt Harvey Ltd                                                                               57,315
            64,500  DB Group Ltd *                                                                                       38,815
            78,000  Fisher and Paykel Industries Ltd                                                                    200,107
            60,000  Fletcher Challenge Ltd                                                                              149,367
             7,000  Independent Newspapers Ltd                                                                           23,457
           251,500  Lion Nathan Ltd                                                                                     477,938
                                                                                                                        976,074
                    NORWAY - 1.4%
             3,900  Aker AS Class A                                                                                      51,511
             2,600  Aker AS Class B (Non Voting)                                                                         33,136
            12,510  Bergesen d y AS Class A                                                                             276,351
             7,830  Bergesen d y AS Class B                                                                             172,968
            37,994  Den Norske Bank AS Series A *                                                                       100,364
             5,350  Det Norske Luftfartsselskab AS Class B *                                                            195,044
             5,400  Dyno Industrier AS                                                                                  150,153
             4,300  Elkem AS Class A*                                                                                    53,805
             2,280  Hafslund Nycomed AS Class A                                                                          45,787
            21,990  Hafslund Nycomed AS Class B                                                                         441,607
             5,310  Kvaerner Industrier AS                                                                              241,162
               400  Kvaerner Industrier AS Class B (Non Voting)                                                          17,302
             5,880  Leif Hoegh and Co AS                                                                                 81,750
            21,600  Norsk Hydro AS                                                                                      817,499
             5,010  Orkla-Borregaard AS Series A                                                                        184,971
             2,900  Saga Petroleum AS  Series A                                                                          37,407
             7,390  Unitor AS                                                                                           112,447
                                                                                                                      3,013,264
                    SINGAPORE - 2.4%
             5,000  Amcol Holdings Ltd                                                                                   10,073
           166,000  Chuan Hup Holdings Ltd                                                                              148,894
             6,000  DBS Land Ltd                                                                                         15,648
            44,000  Faber Group Berhad  *                                                                                42,805
            92,000  First Capital Corp Ltd                                                                              250,098
            19,000  Fraser and Neave Ltd                                                                                200,573
           153,000  Hai Sun Hup Group Ltd                                                                               146,735
           119,000  Haw Par Brothers International Ltd                                                                  246,317
           170,000  Hotel Properties Ltd                                                                                296,754
            61,000  Inchcape Berhad                                                                                     199,496
            78,056  Jardine Matheson Holdings Ltd  *                                                                    718,115
           138,000  Jardine Strategic Holdings Ltd  *                                                                   513,360
            10,000  Jurong Shipyard Ltd                                                                                  83,486
            21,000  Lum Chang Holdings Ltd                                                                               19,126
            32,000  Metro Holdings Ltd                                                                                  118,122
            15,000  Natsteel Ltd                                                                                         34,774
           197,000  Neptune Orient Lines Ltd                                                                            254,176
             7,000  Prima Ltd                                                                                            26,805
            33,000  Robinson and Co Ltd                                                                                 133,198
            13,000  Shangri-La Hotel Ltd                                                                                 48,884
            89,000  Singapore Airlines Ltd                                                                              890,399
           133,000  Straits Trading Co Ltd                                                                              304,661
            31,000  Times Publishing Ltd                                                                                 82,561
           468,000  United Industrial Corp Ltd                                                                          390,713
            23,000  United Overseas Land Ltd                                                                             42,847
            13,000  Wearne Brothers Corp Ltd                                                                             29,420
                                                                                                                      5,248,040
                    SPAIN - 2.5%
            15,920  Argentaria Corporacion Bancaria de Espana SA                                                        514,564
            13,200  Asturiana del Zinc SA *                                                                             130,006
             3,600  Autopistas Concesionaria Espanola SA                                                                 29,828
               600  Azucarera de Espana SA                                                                               15,500
            31,960  Banco Bilbao Vizcaya SA                                                                             851,886
            29,540  Banco Central Hispanoamericano SA                                                                   686,939
             2,450  Banco Zaragozano SA                                                                                  35,908
               470  Bankinter SA                                                                                         38,502
             2,350  Cristaleria Espanola SA *                                                                           117,930
             6,780  Dragados y Construcciones SA                                                                         84,795
            16,900  Empresa Nacional de Celulosa SA *                                                                   455,089
             2,690  Empresa Nacional de Electricidad SA                                                                 117,119
           173,830  FENOSA SA                                                                                           665,796
               200  Fomento Construcciones y Contratas SA                                                                16,415
            39,650  Fuerzas Electricas de Cataluna SA                                                                   196,806
               800  Huarte SA                                                                                             7,191
            39,480  Iberdrola SA                                                                                        246,881
             7,880  Repsol SA                                                                                           223,590
           127,830  Sevillana de Electricidad                                                                           549,561
             5,950  Tableros Defibras Series B *                                                                         56,974
             5,950  Tableros Fibras Rights 4/12/95 *                                                                      3,488
            19,900  Telefonica de Espana SA                                                                             248,104
             7,700  Vallehermoso SA                                                                                     112,853
                                                                                                                      5,405,725
                    SWEDEN - 0.5%
             3,880  Electrolux AB Series B                                                                              195,261
               400  Hennes and Mauritz AB Series B                                                                       23,535
             2,680  Marieberg Tidnings AB Series A                                                                       63,877
             2,500  Mo Och Domsjoe AB Series B *                                                                        124,451
             1,450  Pharmacia AB Class A                                                                                 26,661
            26,440  Skandinaviska Enskilda Banken Series A *                                                            144,403
             2,560  Skanska AB Series B                                                                                  56,833
             2,200  SKF AB Class B *                                                                                     40,601
               800  Svenska Cellulosa AB                                                                                 14,165
             5,100  Svenska Handelsbanken Series A                                                                       64,599
             3,000  Sydkraft AB Series A                                                                                 46,580
             3,800  Trelleborg AB Class B *                                                                              52,531
             4,300  Volvo AB Series A *                                                                                  86,090
             8,500  Volvo AB Series B                                                                                   170,179
                                                                                                                      1,109,766
                    SWITZERLAND - 3.1%
               170  Baloise Holdings                                                                                    315,310
               475  Banque Cantonale Vaudoise (Bearer)                                                                  245,151
                20  CIBA-GEIGY AG (Bearer)                                                                               12,645
             1,060  CS Holdings (Bearer)                                                                                438,515
             2,400  CS Holdings (Registered)                                                                            198,379
                60  Elektrowatt AG (Bearer)                                                                              15,628
                10  Elvia Schweiz Versicherungs                                                                          30,846
               250  Helvetia Schweizerische Versicherungsgesellschaft                                                   117,939
               100  Hero AG (Bearer)                                                                                     50,562
               300  Hero AG (Registered)                                                                                 38,708
                50  Hilti AG, Schaan (Participating Certificate)                                                         36,692
                40  Holderbank Financiere Glarus AG (Bearer)                                                             29,547
               120  Holderbank Financiere Glarus AG (Registered)                                                         18,290
                40  Interdiscount Holding SA (Bearer)                                                                    49,837
                50  Intershop Holding AG                                                                                 21,088
               100  Landis and Gyr AG                                                                                    60,885
                40  Merkur Holding AG (Registered)                                                                       10,677
                20  Pargesa Holding SA (Bearer)                                                                          21,128
               125  Schindler Holding AG (Participating Certificate)                                                    155,236
                60  Schindler Holding AG (Registered)                                                                    73,545
               650  Schweizerische Rueckversicherungsgesellschaft (Bearer)                                              388,412
                25  Schweizerische Rueckversicherungsgesellschaft (Registered)                                           14,939
                20  SIG Schweiz Industrie AG (Bearer)                                                                    19,354
                 5  SIG Schweiz Insustrie AG (Registered)                                                                 9,919
             1,060  SMH AG                                                                                              566,735
             4,400  SMH AG (Registered)                                                                                 523,366
             1,060  Swiss Bank Corp (Bearer)                                                                            303,456
             1,200  Swiss Bank Corp (Registered)                                                                        171,283
               940  Union Bank of Switzerland (Bearer)                                                                  786,081
             1,050  Winterthur Schweizerische Versicherungs-Gesellschaft (Registered)                                   510,584
               230  Winterthur Schweizerische Versicherungs-Gesellschaft (Bearer)                                       115,552
               530  Zurich Versicherungs-Gesellschaft (Registered)                                                      505,189
               780  Zurich Versicherungs-Gesellschaft (Bearer)                                                          749,776
                                                                                                                      6,605,254
                    UNITED KINGDOM - 11.5%
            54,600  AMEC Plc                                                                                             54,433
             4,520  Amersham International Plc                                                                           58,724
             8,740  Anglian Water Plc                                                                                    66,318
           194,762  Argyll Group                                                                                        830,603
         1,037,750  ASDA Group Plc                                                                                    1,112,583
             4,490  BAA Plc                                                                                              30,908
            26,300  Barratt Developments Plc                                                                             68,670
           123,670  Bass Plc                                                                                            989,272
            55,390  BAT Industries Plc                                                                                  364,632
             8,700  Berisford International Plc                                                                          30,495
             7,050  Boots Co Plc                                                                                         53,160
           132,290  British Aerospace Plc                                                                               986,003
            29,910  British Land Co Plc                                                                                 175,362
           246,530  British Steel Plc                                                                                   622,244
            91,960  BTR Plc                                                                                             456,212
            17,000  Bunzl Plc                                                                                            44,388
           272,190  Burton Group Plc                                                                                    288,587
             2,090  Carlton Communications Plc                                                                           28,741
             4,995  Charter Plc (Registered)                                                                             58,966
           194,000  Costain Group Plc *                                                                                  68,307
            22,000  Dixons Group Plc                                                                                     73,109
               900  Eastern Group Plc                                                                                     9,912
            41,040  English China Clays Plc                                                                             219,510
            94,800  Fisons Plc                                                                                          190,521
           250,040  Forte Plc                                                                                           949,623
           331,543  Glaxo Plc                                                                                         3,326,285
            27,432  Grand Metropolitan Plc                                                                              166,043
           105,920  Great Portland Estates Plc                                                                          293,323
             3,900  Greenalls Group Plc                                                                                  24,871
            31,220  Guinness Plc  *                                                                                     205,274
           108,971  Hammerson Property Investment and Development Corp Plc                                              552,674
           161,577  Hillsdown Holdings Plc                                                                              458,959
           284,152  Ladbroke Group Plc                                                                                  759,920
           288,650  Lasmo Plc *                                                                                         701,149
            25,100  Lex Service Plc                                                                                     112,009
             8,720  London Electricity Plc                                                                               99,629
            28,550  London International Group Plc *                                                                     42,920
               596  Lonrho Plc                                                                                            1,368
            35,570  Marks & Spencer Plc                                                                                 209,672
            13,700  MEPC Plc                                                                                             85,743
            18,080  Meyer International Plc                                                                              88,693
             6,420  Midland Electricity                                                                                  74,570
            94,940  National Power Plc                                                                                  696,353
            19,500  Norcros Plc                                                                                          24,069
             7,500  North West Water Group Plc                                                                           61,004
            21,400  Northern Foods Plc                                                                                   68,576
             2,010  Northumbrian Water Group Plc                                                                         23,283
             7,180  NORWEB Plc                                                                                           90,214
             8,600  Ocean Group Plc                                                                                      37,561
           266,054  Pilkington Plc                                                                                      696,784
            63,390  Powergen Plc                                                                                        498,549
             7,120  Rank Organisation Plc                                                                                41,575
            18,000  Reckitt & Colman Plc                                                                                178,880
            56,799  Redland Plc                                                                                         382,896
            38,048  Sainsbury Plc                                                                                       246,255
             9,990  Scottish Power Plc                                                                                   51,853
           355,800  Sears Plc                                                                                           557,406
             4,310  Securicor Group Plc (Non Voting)                                                                     62,406
             7,740  Severn Trent Plc                                                                                     61,547
            79,000  Signet Group Plc *                                                                                   21,877
            25,740  Slough Estates Plc                                                                                   91,851
           101,178  Smith & Nephew Plc                                                                                  253,773
           160,108  Smithkline Beecham Plc Class A                                                                    1,275,683
           168,540  Smithkline Beecham Plc Equity Units                                                               1,286,858
            17,400  South Western Electricity Plc                                                                       223,306
            15,970  Southern Water Plc                                                                                  137,731
            60,950  Storehouse Plc                                                                                      214,120
           373,711  Tarmac Plc                                                                                          620,948
           228,823  Taylor Woodrow Plc                                                                                  427,279
            25,985  Tesco                                                                                               103,006
             5,280  Thorn EMI Plc Ord                                                                                    86,979
            17,600  Transport Development Group Plc                                                                      51,942
             6,290  Unigate Plc                                                                                          35,037
            27,235  Unilever Plc                                                                                        504,247
            27,640  United Biscuits Holdings Plc                                                                        146,088
                79  Vodafone Group Plc                                                                                      236
             7,320  Welsh Water Plc                                                                                      68,690
            10,890  Wessex Water Plc                                                                                     47,046
            13,165  Whitbread Plc Class A (Limited Voting)                                                              112,081
           107,750  Wimpey (George) Plc                                                                                 205,463
             1,130  Wolseley Plc                                                                                          6,276
                                                                                                                     24,734,113
                    UNITED STATES - 36.2%
               500  3Com Corp *                                                                                          26,063
             9,800  Aetna Life and Casualty Co                                                                          526,750
             7,900  AFLAC Inc                                                                                           298,225
            10,900  Albertsons Inc                                                                                      335,175
             1,800  Alco Standard Corp                                                                                  122,400
             3,300  Allegheny Power Systems                                                                              77,550
               800  Allmerica Property & Casualty                                                                        15,600
               800  Allstate Corp                                                                                        22,000
             3,200  Ambac Corp                                                                                          130,000
             6,900  American Electric Power                                                                             233,738
            57,500  American Express                                                                                  1,940,625
            15,800  American General Corp                                                                               499,675
            16,500  American Home Products                                                                            1,179,750
            12,700  Amgen Inc *                                                                                         876,300
            13,500  Amoco Corp                                                                                          799,875
             9,500  Amp Inc                                                                                             712,500
            21,200  Anheuser-Busch Cos Inc                                                                            1,195,150
             7,100  AON Corp                                                                                            246,725
            15,300  Apple Computer Inc                                                                                  604,350
            11,400  Archer Daniels Midland *                                                                            216,600
             9,800  Ashland Inc                                                                                         317,275
             2,000  Atlantic Richfield Co                                                                               219,250
            13,900  Autozone Inc *                                                                                      368,350
             5,700  Avery Dennison Corp                                                                                 213,750
             8,100  Baltimore Gas and Electric Co                                                                       199,463
             1,700  Bandag Inc                                                                                          102,000
             8,000  Bear Stearns Co Inc                                                                                 150,000
             5,300  Beneficial Corp                                                                                     196,763
             1,200  BHC Communications Inc Class A *                                                                     89,100
            52,100  Boeing Co                                                                                         2,403,089
             6,600  Boston Scientific Corp *                                                                            142,725
            37,700  Bristol-Myers Squibb Co                                                                           2,337,400
             5,100  Brown Forman Corp Class B                                                                           165,113
             4,600  Callaway Golf Co                                                                                    155,250
            14,400  Capital Cities/ ABC Inc                                                                           1,274,400
             4,300  Carolina Power & Light                                                                              118,250
            10,400  Centerior Energy Corp                                                                               101,400
            10,400  Central & South West Corp                                                                           256,100
             3,000  Chase Manhattan Corp                                                                                107,625
             7,800  Chemical Banking Corp                                                                               312,975
             8,700  Chevron Corp                                                                                        413,250
             5,300  Cigna Corp                                                                                          401,475
             7,700  Cinergy Corp                                                                                        190,575
             3,300  Circuit City Stores Inc                                                                              71,363
            22,600  Citicorp                                                                                          1,017,000
             2,700  Clorox Company                                                                                      163,013
             4,100  CMS Energy Corp                                                                                      98,400
             2,000  Columbia Gas Systems *                                                                               52,000
            29,600  Columbia/HCA Healthcare Corp                                                                      1,224,700
            46,500  Compaq Computer Corp *                                                                            1,604,250
             6,100  Computer Sciences Corp *                                                                            299,663
             9,000  Conagra Incorporated *                                                                              294,750
               800  Conseco Inc                                                                                          28,500
            12,700  Consolidated Edison Co of New York                                                                  350,838
             1,600  Consolidated Papers Inc                                                                              77,400
             9,000  Corning Inc                                                                                         289,125
             7,100  CPC International                                                                                   379,850
             5,400  CPL Inc                                                                                             112,725
             4,300  Danaher Corp                                                                                        126,850
               900  De Luxe Corp                                                                                         25,200
             3,900  Dean Foods Co                                                                                       120,900
            19,300  Dean Witter Discover & Co                                                                           779,238
            10,800  Detroit Edison Co                                                                                   309,150
             9,300  Dominion Resources Inc                                                                              353,400
             6,900  Dover Corp                                                                                          410,550
             8,900  Dow Chemical Co                                                                                     596,300
             2,800  DQE                                                                                                  94,150
             6,900  Du Pont (E.I.) De Nemours                                                                           387,263
            13,700  Duke Power Co                                                                                       537,725
             3,500  Dun & Bradstreet Corp                                                                               181,125
             5,500  E G & G Inc                                                                                          79,063
             3,600  E Systems Inc                                                                                       157,500
            24,700  Eastman Kodak                                                                                     1,259,700
             3,900  Eaton Corp                                                                                          195,488
             5,200  Edwards AG Inc                                                                                      117,000
             1,700  El Paso Natural Gas Co                                                                               52,275
               700  Emerson Electric Corp                                                                                46,288
             9,100  Entergy Corp                                                                                        203,613
               900  Equifax Inc                                                                                          27,788
            27,000  Exxon Corp                                                                                        1,728,000
             3,800  F M C Corp *                                                                                        222,300
               900  First American Bank Corp                                                                             30,488
             2,400  First Chicago Corp                                                                                  121,500
             1,500  First USA Inc                                                                                        55,313
             1,900  Fleming Cos                                                                                          37,050
             5,700  Florida Progress                                                                                    178,838
             6,500  FPL Group                                                                                           233,188
             1,900  Frontier Corp                                                                                        43,463
             2,400  Gap Inc                                                                                              78,000
               900  Geico Corp                                                                                           43,988
             1,500  General Instrument Corp *                                                                            47,625
             8,300  General Public Utilities                                                                            251,075
             7,300  Genuine Parts Co                                                                                    283,788
             4,600  Georgia Gulf Corp *                                                                                 138,000
             1,500  Glatfelter (PH) Co                                                                                   27,375
             3,600  Grainger W W Inc                                                                                    220,050
             9,500  Harley-Davidson                                                                                     256,500
            15,000  Heinz (HJ) Co                                                                                       590,625
             1,200  Hershey Foods Corp                                                                                   58,800
             2,600  Hewlett Packard Co                                                                                  299,000
             3,100  Hormel (Geo A) & Co                                                                                  82,925
             7,100  Household International Inc                                                                         310,625
             4,000  Houston Inds Inc                                                                                    153,000
             1,545  Hubbell Inc Class B                                                                                  83,430
             3,300  IBP Inc                                                                                             105,188
             4,600  Illinova Corp                                                                                       107,525
            38,700  International Business Machines Corp                                                              2,912,175
             5,500  International Flavors & Fragrances                                                                  264,688
             4,800  Jefferson Pilot Corp                                                                                273,600
             9,800  Johnson & Johnson                                                                                   556,150
             3,500  Kansas City Power & Light Co                                                                         83,563
             7,700  Kellogg Co                                                                                          416,763
               500  Kerr-McGee Corp                                                                                      25,188
            18,600  Kroger Co *                                                                                         488,250
            27,000  Lilly (Eli) and Co                                                                                1,809,000
             5,200  Litton Industries *                                                                                 189,800
             2,600  Liz Claiborne                                                                                        41,925
            12,100  Lockheed Corp                                                                                       939,263
             1,600  Loctite Corp                                                                                         73,600
             1,500  Loews Corp                                                                                          145,688
             6,000  Long Island Lighting                                                                                 96,000
             8,000  LSI Logic Corp *                                                                                    436,000
             8,200  Lyondell Petrochemical                                                                              197,825
             9,000  Manpower Inc                                                                                        263,250
               400  Mapco                                                                                                21,850
             7,900  Marion Merrell Dow Inc                                                                              196,513
             1,900  Marsh & McLennan Cos Inc                                                                            155,800
            18,000  Martin Marietta Corp                                                                                859,500
             3,200  Mattel Inc                                                                                           71,600
             1,500  MBIA Inc                                                                                             93,000
             1,800  Mc Graw Hill Inc                                                                                    126,900
            14,300  Medtronic Inc                                                                                       858,000
             6,100  Melville Corp                                                                                       198,250
            32,900  Merck & Co.                                                                                       1,394,138
               800  MGIC Investment Corp                                                                                 30,500
            16,700  Micron Tech                                                                                       1,035,400
            15,500  Microsoft Corp *                                                                                    976,500
             4,200  Millipore Corp                                                                                      223,125
            17,000  Minnesota Mining & Manufacturing                                                                    930,750
             8,200  Mobil Corp                                                                                          713,400
            10,300  Morgan Stanley Group Inc                                                                            693,963
               300  Murphy Oil Corp                                                                                      13,125
             1,800  Mylan Laboratories                                                                                   56,250
            17,700  National Medical Enterprises Inc *                                                                  274,350
             3,400  National Service Industries                                                                          91,375
             2,700  New England Electronic System                                                                        89,100
             3,300  New York State Electric & Gas Corp                                                                   70,950
             8,000  Newell Co                                                                                           191,000
             7,000  Niagara Mohawk Power Corp                                                                           104,125
             3,300  Nike Inc Class B                                                                                    237,188
             3,600  Nipsco Industry                                                                                     113,850
             6,700  Nordstrom Inc                                                                                       283,075
             6,000  Northeast Utilities                                                                                 136,500
             4,100  Northern States Power                                                                               185,525
             1,600  Northrop Grumman Corp                                                                                71,000
             3,200  Occidental Petroleum Corp                                                                            63,600
             7,000  Ohio Edison Co                                                                                      147,000
             1,800  Oklahoma Gas & Electric                                                                              63,675
             4,000  Old Republic International Corp                                                                      99,000
             3,700  Omni Group Inc                                                                                      196,563
            16,100  Pacific Corp                                                                                        307,913
             4,900  Pacific Enterprises                                                                                 120,050
            19,900  Pacific Gas & Electric Co                                                                           509,938
             6,700  Panhandle Eastern Corp                                                                              150,750
             5,800  Parker Hannifin Corp                                                                                271,150
            10,800  Peco Energy Co                                                                                      288,900
             4,700  Pennsylvania Power & Light Co.                                                                       97,525
               100  Pennzoil Co                                                                                           4,738
             7,200  Pep Boys Manny Moe & Jack                                                                           235,800
             8,400  Phelps Dodge Corp                                                                                   457,800
            30,600  Philip Morris Cos Inc                                                                             1,858,950
               200  Phillips Petroleum Co                                                                                 6,675
             4,500  Pinnacle West Capital Corp                                                                           96,750
             4,300  Polaroid Corp                                                                                       129,000
             4,500  Potomac Electric Power Co                                                                            87,188
            26,100  PPG Industries Inc                                                                                  959,175
             8,800  Premark International Inc                                                                           380,600
             3,100  Provident Life & Accident Class B                                                                    72,850
             4,700  Providian Corp                                                                                      166,263
             2,000  Public Service Co of Colorado                                                                        61,250
            12,700  Public Service Enterprise Group Inc                                                                 369,888
             2,300  Puget Sound Power & Light                                                                            49,738
            22,800  Raytheon Co                                                                                       1,607,400
             5,900  Readers Digest Association Class A (Non Voting)                                                     271,400
             4,400  Reebok International Ltd                                                                            161,150
            14,300  Rite Aid Corp                                                                                       353,925
             1,800  Rockwell International Corp                                                                          69,300
             1,800  Rohm & Haas Co.                                                                                     101,025
             6,800  Royal Dutch Petroleum Co ADR                                                                        762,450
               400  SAFECO Corp                                                                                          22,000
             3,600  San Diego Gas & Electric                                                                             77,850
            23,200  Sara Lee Corp                                                                                       609,000
             2,400  Scana Corp                                                                                          105,900
            20,800  SCE Corp                                                                                            340,600
               400  Snap On Tools Corp                                                                                   13,600
            34,600  Southern Co                                                                                         713,625
             1,600  Southern New England Telecommunications Corp                                                         53,000
            10,500  St Paul Cos                                                                                         510,563
               600  Stone Container Corp *                                                                               14,025
             4,700  Storage Technology Corp *                                                                           102,225
               500  Student Loan Marketing Association                                                                   18,438
             2,600  Sun Microsystems Inc *                                                                               83,200
            19,100  Tandem Computers Inc *                                                                              324,700
             6,200  Teco Energy Inc                                                                                     133,300
             3,400  Texaco Inc                                                                                          216,750
             6,200  Texas Utilities Co                                                                                  203,825
             3,500  Textron Inc                                                                                         191,625
               800  Thomas & Betts Corp                                                                                  53,300
             7,600  Torchmark Corp                                                                                      318,250
             4,500  Transamerica Corp                                                                                   245,813
               400  Transatlantic Holdings Inc                                                                           23,000
             3,100  Twentieth Century Industries                                                                         38,750
               900  Tyson Foods Inc Class A                                                                              22,163
            25,400  U S Healthcare Inc                                                                                1,092,200
            12,400  Unicom Corp                                                                                         316,200
            10,200  Unilever NV                                                                                       1,239,300
             5,600  Union Electric                                                                                      212,100
             3,800  United Health Care                                                                                  163,400
             2,900  Universal Foods Corp                                                                                 90,988
            16,700  Upjohn Co                                                                                           588,675
             3,400  V F Corporation                                                                                     175,100
             1,000  Vulcan Materials                                                                                     53,250
             2,500  Walgreen Co                                                                                         118,125
             1,200  Weis Markets                                                                                         30,750
             4,600  Wellpoint Health Networks Inc Class A *                                                             151,225
             2,900  Western Resources                                                                                    92,075
             8,700  Whitman Corp                                                                                        164,213
             3,900  Williams Companies Inc                                                                              112,125
             5,800  Wisconsin Energy Corp                                                                               160,950
             2,300  York International Corp                                                                              88,550
                                                                                                                     77,779,868

                    TOTAL STOCK AND EQUIVALENTS (Cost $182,320,182)                                                 184,565,489

     PAR VALUE      U.S. GOVERNMENT - 9.3%
$        2,900,000  U.S. Treasury Note 6.125% due 7/31/96 (a)                                                         2,880,516
        17,300,000  U.S. Treasury Note 6.875% due 10/31/96 (a)                                                       17,345,953
                                                                                                                     20,226,469

                    TOTAL U.S. GOVERNMENT (Cost $20,149,891)                                                         20,226,469
  PRINCIPAL AMOUNT
    OF CONTRACTS
  (000's omitted)   PURCHASED CALL OPTION - 0.4%
                    OPTION - 0.4%
            30,000  U.S. Treasury Note 7.25%, Expires 3/7/95, Strike $98.13                                             778,200








                    TOTAL PURCHASED CALL OPTION (Cost $520,313)                                                         778,200

     PAR VALUE      SHORT-TERM INVESTMENTS - 17.0%
$        5,200,000  Bank of New York Time Deposit, 5.25% due 3/1/95                                                   5,200,000
        10,400,000  First National Bank  of Chicago Time Deposit, 6.00% due 3/1/95                                   10,400,000
        10,400,000  Morgan Guaranty Time Deposit, 5.94% due 3/1/95                                                   10,400,000
        10,400,000  Republic Bank of New York Deposit, 6.00% due 3/1/95                                              10,400,000
                                                                                                                     36,400,000

                    TOTAL  SHORT-TERM INVESTMENTS (at amortized cost)                                                36,400,000

                    TOTAL INVESTMENTS - 112.7%
                    (Cost $239,390,386) * *                                                          $              241,970,158

                    Other Assets and Liabilities (net) -  (12.7%)                                                   (27,332,037)

                    TOTAL NET ASSETS - 100.0%                                                        $              214,638,121

                    Notes to the Schedule of Investments:

                    ADR   American Depositary Receipt

                    (a)       All or a portion of this security is held as collateral for open futures contracts.

                    (b)       Restricted security - This security is restricted as to resale.  At
                                February 28, 1995, restricted securities amounted to $31,231.

                    (c)       Security valued by management (Note 1).

                    *         Non-income producing security.

                    **        The  aggregate  identified  cost  for  federal
                              income tax purposes is  $239,508,656,  resulting
                              in    gross    unrealized    appreciation    and
                              depreciation   of  $6,537,950  and   $4,076,448,
                              respectively, and net unrealized appreciation of
                              $2,461,502.


              See accompanying notes to the financial statements.



GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995


               At February 28, 1995, industry sector diversification of the Fund's equity investments was as follows:


                                                                         PERCENTAGE OF
               INDUSTRY SECTOR                                           NET ASSETS

               Services                                                      9.3 %
               Banking                                                       9.2
               Utilities                                                     5.7
               Construction                                                  5.2
               Food and Beverage                                             4.8
               Health Care                                                   4.8
               Oil and Gas                                                   4.8
               Consumer Goods                                                3.6
               Retail Stores                                                 3.4
               Technology                                                    3.1
               Computer and Office Equipment                                 3.0
               Insurance                                                     3.0
               Financial Services                                            2.9
               Primary Processing                                            2.9
               Transportation                                                2.5
               Metals and Mining                                             2.5
               Aerospace                                                     2.4
               Automotive                                                    2.0
               Miscellaneous                                                10.9
                                                                            86.0 %

              See accompanying notes to the financial statements.




GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995


ASSETS:
  Investments, at value (cost $202,990,386) (Note 1)               $         205,570,158
  Short-term investments, at amortized cost (Note 1)                          36,400,000
  Foreign currency, at value (cost $153,978) (Note 1)                            153,549
  Receivable for Fund shares sold                                              1,412,946
  Receivable for investments sold                                              2,826,702
  Dividends and interest receivable                                              677,573
  Foreign withholding taxes receivable                                            13,595
  Receivable for open swap contracts (Notes 1 and 6)                             926,320
  Receivable for expenses waived or borne by Manager (Note 2)                     14,672

    Total assets                                                             247,995,515


LIABILITIES:
  Payable for investments purchased                                           32,541,224
  Payable for daily variation margin on open futures contracts
      (Note 1)                                                                   582,825
  Payable to affiliate for management fee (Note 2)                               102,346
  Accrued expenses                                                               130,999

    Total liabilities                                                         33,357,394

NET ASSETS(equivalent to $10.12 per share based
  on 21,216,892 shares outstanding, unlimited shares authorized)   $         214,638,121


NET ASSETS CONSIST OF:
  Paid-in capital                                                  $         213,478,584
  Undistributed net investment income                                            745,109
  Accumulated net realized gain on investments, closed futures contracts, foreign currency and foreign currency related
    transactions                                                                 110,686
  Net unrealized appreciation on investments, open futures contracts, open swap contracts, foreign currency and foreign currency
    related transactions                                                         303,742

    NET ASSETS                                                     $         214,638,121

              See accompanying notes to the financial statements.



GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS - PERIOD FROM JULY 29, 1994
(COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1995

INVESTMENT INCOME:
  Interest                                                         $   1,088,179
  Dividends (net of foreign tax expense of $42,493)                      791,851
    Total income                                                       1,880,030
EXPENSES:
  Management fee (Note 2)                                                324,126
  Custodian fees                                                         135,351
  Audit fees                                                              40,008
  Registration fees                                                       22,998
  Transfer agent fees                                                     14,863
  Legal fees                                                               1,324
  Insurance                                                                  516
  Trustee fee (Note 2)                                                       216
  Miscellaneous                                                              484

    Total expenses                                                       539,886
    Less:  expenses waived or borne by Manager (Note 2)                  (80,409)
    Net expenses                                                         459,477

      Net investment income                                            1,420,553

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS,
  SWAP CONTRACTS, FOREIGN CURRENCY AND FOREIGN CURRENCY RELATED
  TRANACTIONS:
    Net realized gain (loss) on:
      Investments                                                       (852,492)
      Closed futures contracts                                         1,018,347
      Foreign currency and foreign currency related
        transactions                                                     (35,636)
           Net realized gain                                             130,219
    Change in net unrealized appreciation (depreciation) on:
      Investments                                                      2,579,772
      Open futures contracts                                          (3,209,526)
      Open swap contracts                                                926,320
      Foreign currency and foreign currency related
        transactions                                                       7,176
           Net unrealized gain                                           303,742
    Net realized and unrealized gain on  investments,  futures contracts,  swap contracts, foreign currency and foreign
        currency related transactions                                    433,961
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   1,854,514

              See accompanying notes to the financial statements.


GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS - PERIOD FROM JULY 29, 1994
(COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1995




INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                            $          1,420,553
  Net realized gain on investments, closed futures contracts, foreign currency and foreign currency related
    transactions                                                                                130,219
  Change in net unrealized appreciation on investments, open futures contracts, open swap contracts, foreign currency and foreign currency
    related transactions                                                                        303,742

  Net increase in net assets resulting from operations                                        1,854,514

Distributions to shareholders from:
  Net investment income                                                                        (694,977)


Fund share transactions:  (Note 5)
  Proceeds from sale of shares                                                              214,025,378
  Net asset value of shares issued to shareholders
    in payment of distributions declared                                                        153,241
  Cost of shares repurchased                                                                   (700,035)

  Net increase in net assets resulting
    from Fund share transactions                                                            213,478,584

  Total increase in net assets                                                              214,638,121

NET ASSETS:
  Beginning of period

  End of period (including undistributed net income of
    $745,109)                                                                      $        214,638,121

              See accompanying notes to the financial statements.





GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                           PERIOD FROM JULY 29, 1994
                                                                                         (COMMENCEMENT OF OPERATIONS)
                                                                                  TO FEBRUARY 28, 1995

NET ASSET VALUE, BEGINNING OF PERIOD                                            $          10.00

Income from investment operations:
  Net investment income (a)                                                                 0.11
  Net realized and unrealized gain
   on investments                                                                           0.08

    Total from investment operations                                                        0.19

Less distributions to shareholders :
  From net investment income                                                               (0.07)


NET ASSET VALUE, END OF PERIOD                                                  $          10.12

TOTAL RETURN (B)                                                                            1.92%


RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                                                     $214,638
  Net expenses to average
    daily net assets (a)                                                                    0.92%*
  Net investment income to average
    daily net assets (a)                                                                    2.85%*
  Portfolio turnover rate                                                                    194%


*   Annualized.
(a) Net of fees and expenses voluntarily waived or borne by the Manager of $.006 for the period ended February 28, 1995.
(b) Calculation excludes subscription fees. The total returns would have been lower had certain expenses not been waived during the period shown.

              See accompanying notes to the financial statements.


GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995

1. SIGNIFICANT ACCOUNTING POLICIES

     The GMO Global Hedged Equity Fund (the "Fund"), which commenced operations on July 29, 1994, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FUTURES CONTRACTS
     The Fund may purchase index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of February 28, 1995.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. At February 28, 1995 there were no outstanding forward currency contracts.

     OPTIONS
     The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     In some cases, depending upon the executing broker, premiums on purchased and written options are not paid or received until the contracts expire or are closed or exercised. These contracts are marked to market daily, and the daily change in market value is paid to or received from the respective broker. A corresponding payable or receivable is recorded for the accumulated unrealized position received or paid. Upon settlement, the net payable or receivable for original premiums and accumulated unrealized gains and losses is paid to or received from the broker and a gain or loss is realized.

     SWAP AGREEMENTS
     A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund entered into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for summary of all open swap agreements as of February 28, 1995.


     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if paid and received by the shareholders of the Fund.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. There is no premium incurred on reinvested distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           Undistributed Net Investment               Accumulated Net
                      Income                         Realized Gain                Paid-in Capital
                    $19,533                            ($19,533)                         -


     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .60% of the amount invested. In the case of cash redemptions, the premium is 1.40% of the amount redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the period ended February 28, 1995, the Fund received $653,233 in purchase premiums and no redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of 0.65% of average daily net assets. The Manager has agreed to waive a portion of its fee until further notice to the extent that the Fund's annual expenses (including management but excluding custody fees, brokerage commissions and transfer taxes) exceed 0.65% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the period ended February 28, 1995, was $216. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding U.S. Government obligations and short-term investments, for the period ended February 28, 1995, aggregated $212,483,292 and $29,267,931, respectively. Cost of purchases and proceeds from sales from U.S. Government obligations for the period ended February 28, 1995, aggregated $150,542,777 and $130,476,125, respectively.

4.  PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 42% of the outstanding shares of the Fund were held by one shareholder.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          Period from July 29, 1994
                                        (Commencement of Operations)
                                            to February 28, 1995

Shares sold                                     21,270,733
Shares issued to shareholders in
 reinvestment of distributions                      15,401
Share repurchased                                  (69,242)
Net Increase                                    21,216,892
Fund shares:
 Beginning of period                                ___
  End of period                                 21,216,892


6.   FINANCIAL INSTRUMENTS

     A summary of outstanding at futures contracts February 28, 1995 is as follows:

                                                                                               Net Unrealized
     Number of                                                                                  Appreciation
     Contracts                Type                Expiration Date      Contract Value          (Depreciation)
     Buys
       40              U.S. Treasury Note         March 1995          $         8,163,750   $             154,200
     Sales
       196             S&P 500                    March 1995                   47,877,900   $          (3,086,990)
       124             S&P 500                    June 1995                    30,538,100                (276,736)
                                                                                            $          (3,363,726)

         At February 28, 1995 the Fund had cash and/or securities to cover any margin requirements on open futures contracts.



     SWAP AGREEMENTS
                                                                                                         UNREALIZED
        NOTIONAL      EXPIRATION                                                                        APPRECIATION
         AMOUNT          DATE                         DESCRIPTION                                      (DEPRECIATION)
        8,000,000       9/1/95        Agreement with Morgan Stanley & Co. International
                                      Limited dated 9/1/94 to pay (receive) the notional
                                      amount multiplied by the return on the EASEA index
                                      plus 5.93% of the EASEA dividend yield and to
                                      receive 6 month LIBOR plus 0.10%. (a)                               $ 447,284

       12,500,000       10/31/95      Agreement with Morgan Stanley & Co. International
                                      Limited dated 10/28/94 to pay (receive) the notional
                                      amount multiplied by the return on the EASEA index
                                      plus 5.93% of the EASEA dividend yield and to receive 6
                                      month LIBOR plus 0.05%. (a)                                           545,987

       30,000,000       1/31/96       Agreement with Morgan Stanley & Co. International
                                      Limited dated 1/31/95 to pay (receive) the notional
                                      amount multiplied by the return on the EASEA index plus
                                      5.93% of the EASEA dividend yield and to receive 6
                                      month LIBOR plus 0.05%. (a)                                          (871,419)

       50,000,000       1/31/96       Agreement with Swiss Bank Corporation dated 1/31/95 to
                                      pay (receive) the notional amount multiplied by the
                                      return on the EAFE Index and to receive LIBOR plus
                                      0.05%.                                                                426,401

        8,000,000       9/29/95       Agreement  with  Union  Bank  of Switzerland dated
                                      9/30/94   to   pay (receive) the notional amount
                                      multiplied by the  return  on the EAFE  Japan  index
                                      multiplied   by  a  stated  Japan  weight (which is a
                                      percentage of the EAFE Japan Index as a proportion
                                      of the market capitalization weighted EAFE Index
                                      currently at 23%) plus the return on the EASEA
                                      index multiplied by 1 minus the stated Japan
                                      weighting and to receive LIBOR plus 0.10%.                            378,067

                                                    Net unrealized appreciation                           $ 926,320

              (a) Notional amount is increased (decreased) by each
                  periodic payment received or made.



                                                           * * *

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees of GMO Trust and the Shareholders of GMO Domestic Bond Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Domestic Bond Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the period from August 18, 1994 (commencement of operations) to February 28, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1995 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 10, 1995



GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

  PAR VALUE     DESCRIPTION                                                                        VALUE ($)

                DEBT OBLIGATIONS - 81.1%
                ASSET BACKED SECURITIES - 27.9%
$ 2,000,000     Carco Auto Loan 92-A Class A, Variable Rate, 6.48% due 9/15/99                          2,000,018
  5,000,000     CIT Group Securitization Corp 95-1 Class A4, 8.95% due 8/15/20                          5,001,563
  2,500,000     Discover Card Trust 91-F Class A, 7.85% due 11/21/00                                    2,525,146
  2,500,000     First USA Credit Card Master Trust 94-4 Class A, Variable Rate, 6.50% due 8/15/03       2,502,734
  3,500,000     Fremont SBL Master Trust 93-A Class A, Variable Rate, 6.60% due 3/15/98                 3,503,828
 10,000,000     Keycorp Student Loan Trust 95-A Class B, Variable Rate, 6.88% due 10/27/21              9,978,125
  2,000,000     Potomac Mills Finance Corp, Variable Rate, 6.78% due 10/20/04                           1,997,500
  5,000,000     Premier Auto Trust 95-1 Class B Certificates, 8.10% due 3/4/01                          4,876,563
  4,883,303     Resolution Trust Corp 94-C1 Class A3, Variable Rate, 6.61% due 6/25/26                  4,863,465
  3,257,000     SMS Student Loan Trust 94-B Certificates, Variable Rate, 6.81% due 10/25/23             3,249,875
  5,000,000     Society Student Loan Trust 93-A Class A2, Variable Rate, 6.45% due 7/25/03              5,000,000
  5,388,000     Society Student Loan Trust 93-A Class B, Variable Rate, 6.75% due 7/25/03               5,376,214
  2,500,000     Swift 94-A Class A, Variable Rate, 6.28% due 3/15/99                                    2,501,172
  5,000,000     Woodfield Finance Corp, Variable Rate, 6.84% due 10/13/03                               5,050,000
                                                                                                       58,426,203

                CORPORATE OBLIGATIONS - 4.3%
  8,855,000     New England Telephone & Telegraph, 7.88% due 11/15/29                                   8,998,894

                STRUCTURED NOTE - 4.5%
 10,000,000     Sallie Mae, Variable Rate, 0.00% due 1/24/96 (c)                                        9,437,501

                U.S. GOVERNMENT - 44.4%
 32,000,000     U.S. Treasury Note, 6.25% due 8/31/96 (b)                                              31,789,952
 43,000,000     U.S. Treasury Note, 6.88% due 8/31/99                                                  42,717,748
 10,000,000     U.S. Treasury Note, 7.25% due 5/15/04 (a)                                              10,000,000
 10,000,000     U.S. Treasury Bond, 6.25% due 8/15/23                                                   8,506,250
                                                                                                       93,013,950

                TOTAL DEBT OBLIGATIONS (Cost $168,619,191)                                            169,876,548

                SHORT-TERM INVESTMENTS - 8.8%
                REPURCHASE AGREEMENTS - 3.8%
  7,957,116     Salomon Brothers Repurchase Agreement, dated 2/28/95, due
                3/1/95,  with  a  maturity  value  of  $7,958,477  and an
                effective  yield  of  5.60%,  collateralized  by  a  U.S.
                Treasury  Bond with a rate of 6.25%,  a maturity  date of
                8/15/23, and with an aggregate market value of $8,174,042.                              7,957,116

                CASH EQUIVALENTS - 5.0%
  6,792,113     Bank of Boston Time Deposit, 6.16%, due 3/1/95                                          6,792,113
     83,759     Dreyfus Cash Management Money Market Fund Plus, A Shares                                   83,759
    531,861     National Westminster Time Deposit, 6.00%, due 3/1/95                                      531,861
  2,992,267     Provident Institutional Prime Money Market Fund                                         2,992,267
                                                                                                       10,400,000

                TOTAL SHORT-TERM INVESTMENTS (at amortized cost)                                       18,357,116

                TOTAL INVESTMENTS - 89.9%
                (Cost $186,976,307) * *                                                $              188,233,664

                Other Assets and Liabilities (net) - 10.1%                                             21,143,584

                       TOTAL NET ASSETS - 100.0%                                       $              209,377,248

                       NOTES TO THE SCHEDULE OF INVESTMENTS:

                       (a)      All or a portion of this security is on loan.

                       (b)      A portion of this security is held as collateral for open futures contracts.

                       (c)      Interest rate is linked to changes in the daily 3 month LIBOR rate.

                       Variable rates - The rates shown on variable rate notes are the current interest rates at February 28, 1995, which are subject to change based on the terms of the security.

                       **         The  aggregate  identified  cost for federal
                                  income tax purposes is $186,976,307, resulting
                                  in   gross    unrealized    appreciation   and
                                  depreciation   of  $1,544,455   and  $287,098,
                                  respectively,  and net unrealized appreciation
                                  of $1,257,357.


              See accompanying notes to the financial statements.


GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995


ASSETS:
  Investments, at value (cost $168,619,191) (Note 1)               $         169,876,548
  Short-term investments, at amortized cost (Note 1)                          18,357,116
  Receivable for Fund shares sold                                             30,758,634
  Interest receivable                                                            764,664
  Receivable for daily variation margin on open futures contracts                 96,094
  Receivable from expenses waived or borne by the Manager (Note 2)                 7,420

    Total assets                                                             219,860,476


LIABILITIES:
  Payable upon return of securities loaned (Note 1)                           10,395,060
  Payable to affiliate for management fee (Note 2)                                32,555
  Accrued expenses                                                                55,613

    Total liabilities                                                         10,483,228



NET ASSETS(equivalent to $10.13 per share based
  on 20,670,984 shares outstanding, unlimited shares authorized)   $         209,377,248



NET ASSETS CONSIST OF:
  Paid-in capital                                                  $         205,605,620
  Undistributed net investment income                                          1,322,007
  Accumulated net realized loss on investments and
    closed futures contracts                                                    (103,743)
  Net unrealized appreciation on investments
    and open futures contracts                                                 2,553,364

    NET ASSETS                                                     $         209,377,248


              See accompanying notes to the financial statements.


GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - PERIOD FROM AUGUST 18, 1994 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1995


INVESTMENT INCOME:
  Interest (including securities lending income of $29,793)        $   2,759,584

EXPENSES:
  Management fee (Note 2)                                                 95,643
  Audit fees                                                              30,009
  Custodian and transfer agent fees                                       20,909
  Registration fees                                                       15,773
  Legal fees                                                               1,037
  Insurance                                                                  374
  Trustee fee (Note 2)                                                       154
  Miscellaneous                                                              476

    Total expenses                                                       164,375

    Less:  expenses waived or borne by Manager (Note 2)                  (68,732)

    Net expenses                                                          95,643

      Net investment income                                            2,663,941

REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS AND
  FUTURES  CONTRACTS:
  Net realized loss on:
    Investments                                                          (57,305)
    Closed futures contracts                                             (46,438)

      Net realized loss                                                 (103,743)

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                      1,257,357
      Open futures contracts                                           1,296,007

      Net unrealized gain                                              2,553,364

      Net realized and unrealized gain on investments
        and futures contracts                                          2,449,621

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   5,113,562



              See accompanying notes to the financial statements.


GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS - PERIOD FROM AUGUST 18, 1994 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1995



INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                            $          2,663,941
  Net realized loss on investments
    and closed futures contracts                                                               (103,743)
  Change in net unrealized appreciation (depreciation) of investments
    and open futures contracts                                                                2,553,364

  Net increase in net assets resulting from operations                                        5,113,562

Distributions to shareholders from net
   investment income                                                                         (1,341,934)

Fund share transactions:  (Note 5)
  Proceeds from sale of shares                                                              210,727,193
  Net asset value of shares issued to shareholders
    in payment of distributions declared                                                        957,879
  Cost of shares repurchased                                                                 (6,079,452)

  Net increase in net assets resulting from Fund
    share transactions                                                                      205,605,620

  Total increase in net assets                                                              209,377,248

NET ASSETS:
  Beginning of period                                                                                -

  End of period (including undistributed net
    investment income of $1,322,007)                                               $        209,377,248






              See accompanying notes to the financial statements.


GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                            PERIOD FROM AUGUST 18, 1994
                                                                           (COMMENCEMENT OF OPERATIONS)
                                                                               TO FEBRUARY 28, 1995

NET ASSET VALUE, BEGINNING OF PERIOD                                            $          10.00


Income from investment operations:
  Net investment income (a)                                                                 0.24
  Net realized and unrealized gain
   on investments and futures contracts                                                     0.07

    Total from investment operations                                                        0.31

Less distributions to shareholders from
  net investment income                                                                    (0.18)


NET ASSET VALUE, END OF PERIOD                                                  $          10.13

TOTAL RETURN (B)                                                                            3.16%


RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                                             $        209,377
  Net expenses to average
    daily net assets (a)                                                                    0.25%*
  Net investment income to average
    daily net assets (a)                                                                    6.96%*
  Portfolio turnover rate                                                                     65%


*   Annualized
(a) Net of fees and expenses voluntarily waived or borne by the Manager of $.01 for the period .
(b) The total returns would have been lower had certain expenses not been waived during the period shown.

              See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Domestic Bond Fund (the "Fund"), which commenced operations on August 18, 1994, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the trustees.

     FUTURES CONTRACTS
     The Fund may use futures contracts to manage its exposure to the bond markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts nvolve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of February 28, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     INDEXED SECURITIES
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indicies, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1995, the Fund loaned securities having a market value of $10,000,000, collateralized by cash in the amount of $10,400,000, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Premiums and market discounts are amortized and accreted.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .25% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .25% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the period ended February 28, 1995, was $154. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding U.S. Government obligations and short-term investments, for the period ended February 28, 1995 aggregated $79,487,741 and $2,586,383, respectively. Cost of purchases and proceeds from sales of U.S. Government obligations for the period ended February 28, 1995, aggregated $127,878,360 and $36,383,672, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 80% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                          Period from August 18, 1994
                          (Commencement of Operations)
                              to February 28, 1995

Shares sold                                                  21,191,425
Shares issued to shareholders in reinvestment
 of distributions                                                98,345
Shares repurchased                                             (618,786)
Fund shares:
 Beginning of period                                               --
  End of period                                              20,670,984


 6.  FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at February 28, 1995, is as follows:

     Number of                                                                         Net Unrealized
     Contracts            Type                  Expiration Date    Contract Value       Appreciation
         30        U.S. Treasury Bond              March 1995        $ 3,119,062         $  188,212
        110        U.S. Treasury Note 5 Yr         March 1995         11,383,282            364,332
         50        U.S. Treasury Note 10 Yr        March 1995          5,218,750            218,375
        160        U.S. Treasury Bond              June 1995          16,550,000            336,613
         70        U.S. Treasury Note 5 Yr         June 1995           7,217,657             59,163
         50        U.S. Treasury Note 10 Yr        June 1995           5,192,188            129,312
                                                                                         $1,296,007
     At February 28, 1995,  the Fund has  sufficient  cash and/or  securities to cover any commitments or margin on these contracts.

                                                          * * *

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of GMO Trust and the Shareholders of GMO Short-Term Income Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Short-Term Income Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 10, 1995





GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

    PAR VALUE     DESCRIPTION                                                                                        VALUE ($)
                  DEBT OBLIGATIONS - 89.1%
                  ASSET BACKED SECURITIES - 24.2%
$     1,000,000   Fremont SBL Master Trust 93-A Class A, Variable Rate, 6.60% due 3/15/98                                  1,001,094
      1,000,000   Premier Auto Trust 94-4 Class B Certificates, 6.85% due 5/2/99                                             983,719
                                                                                                                           1,984,813
                  STRUCTURED NOTES - 28.2%
      1,000,000   Sallie Mae, Variable Rate, 0.00% due 1/24/96 (a)                                                           943,750
      1,500,000   Toyota Motor Credit, Variable Rate, 0.00% due 7/28/96 (b)                                                1,357,500
                                                                                                                           2,301,250
                  U.S. GOVERNMENT - 36.7%
      3,000,000   U.S. Treasury Note, 6.88% due 10/31/96                                                                   3,006,558

                  TOTAL DEBT OBLIGATIONS (Cost $7,301,796)                                                                 7,292,621

                  SHORT-TERM INVESTMENTS - 22.2%
                  REPURCHASE AGREEMENTS - 15.2%
        415,615   Cantor  Fitzgerald  Repurchase  Agreement  dated 2/28/95,  due
                  3/1/95,  with a maturity  value of $415,678  and an  effective yield of 5.48%,  collateralized  by U.S.  Treasury  Bonds with rates ranging from 4.25% to 8.75% and maturities  ranging from
                  5/15/96 to 5/15/17, with an aggregate market of $425,097.                                                  415,615

        415,615   Prudential Securities Group, Inc. Repurchase Agreement dated
                  2/28/95, due 3/1/95, with a maturity value of $415,681 and an effective yield of 5.75%, collateralized by U.S. Government Agency Obligations with rates ranging from 3.64% to 11.62%, maturities ranging from 5/1/00
                  to 10/25/24, and with an aggregate market value of $423,879.                                               415,615

        415,615   Salomon  Brothers  Repurchase  Agreement,  dated 2/28/95,  due
                  3/1/95,  with a maturity  value of $415,680  and an  effective yield of 5.60%,  collateralized by a U.S. Treasury Bond with a rate of 6.25%, a maturity date of 8/15/23, and with an aggregate
                  market value of $426,939.                                                                                  415,615
                                                                                                                           1,246,845
                  CASH EQUIVALENTS - 7.0%
        575,905   Bank of Boston Time Deposit, 5.39% due 3/1/95                                                              575,905

                  TOTAL SHORT-TERM INVESTMENTS (at amortized cost)                                                         1,822,750

                  TOTAL INVESTMENTS - 111.3%
                  (Cost $9,124,546) * *                                                                            $       9,115,371

                  Other Assets and Liabilities (net) - (11.3%)                                                             (921,875)

                  TOTAL NET ASSETS - 100.0%                                                                        $       8,193,496

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  Variable rates - The rates shown on variable rate notes are the current interest rates at February 28, 1995, which are subject to change based on the terms of the security.

                  (a)     Interest rate linked to changes in the daily 3 month LIBOR rate.

                  (b)     Interest rate linked to changes in the 3 year Danish Kroner swap rate.

                  **      The aggregate  identified  cost for federal income
                          tax  purposes  is  $9,124,546,  resulting  in  gross
                          unrealized  appreciation and depreciation of $13,460
                          and  $22,635,   respectively,   and  net  unrealized
                          depreciation of $9,175.

              See accompanying notes to the financial statements.


    GMO SHORT-TERM INCOME FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995

    ASSETS:
      Investments, at value (cost $7,301,796) (Note 1)                 $           7,292,621
      Short-term investments, at amortized cost (Note 1)                           1,822,750
      Interest receivable                                                             79,873
      Receivable for expenses waived or borne by Manager (Note 2)                        840

        Total assets                                                               9,196,084


    LIABILITIES:
      Payable for Fund shares repurchased                                            979,726
      Payable to affiliate for management fee (Note 2)                                 1,584
      Accrued expenses                                                                21,278

        Total liabilities                                                          1,002,588


    NET ASSETS (equivalent to $9.56 per share based
      on 856,832 shares outstanding, unlimited shares authorized)      $           8,193,496

    NET ASSETS CONSIST OF:
      Paid-in capital                                                  $           8,271,506
      Undistributed net investment income                                             99,101
      Accumulated net realized loss on investments                                  (167,936)
      Net unrealized depreciation on investments                                      (9,175)

        NET ASSETS                                                     $           8,193,496

              See accompanying notes to the financial statements.



    GMO SHORT-TERM INCOME FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF OPERATIONS -  YEAR ENDED FEBRUARY 28, 1995

    INVESTMENT INCOME:
      Interest (including securities lending income of $160)           $     687,713


    EXPENSES:
      Management fee (Note 2)                                                 32,631
      Audit fees                                                              17,895
      Custodian and transfer agent fees                                        3,612
      Registration fee                                                         2,000
      Legal fees                                                                 541
      Insurance                                                                  156
      Trustee fee (Note 2)                                                        65
      Miscellaneous                                                              424

        Total expenses                                                        57,324
        Less:  expenses waived or borne by Manager (Note 2)                  (24,693)
        Net expenses                                                          32,631
          Net investment income                                              655,082


    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

        Net realized loss on investments                                    (168,682)
        Change in net unrealized appreciation (depreciation)
         on investments                                                      (44,099)

          Net realized and unrealized loss on investments                   (212,781)


    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $     442,301

              See accompanying notes to the financial statements.





    GMO SHORT-TERM INCOME FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF CHANGES IN NET ASSETS

                                                                                 YEAR ENDED
                                                                   FEBRUARY 28, 1995      FEBRUARY 28, 1994
    INCREASE (DECREASE) IN NET ASSETS:
    Operations:
      Net investment income                                     $             655,082   $            446,120
      Net realized gain (loss) on investments                                (168,682)                58,828
      Net change in unrealized appreciation (depreciation)
        on investments                                                        (44,099)              (144,254)

      Net increase in net assets resulting from operations                    442,301                360,694

    Distributions to shareholders from:
      Net investment income                                                  (612,710)              (475,362)
      Net realized gains                                                                            (161,684)
                                                                             (612,710)              (637,046)

    Fund share transactions:  (Note 5)
      Proceeds from sale of shares                                         31,888,771              4,364,168
      Net asset value of shares issued to shareholders
        in payment of distributions declared                                  502,424                454,522

      Cost of shares repurchased                                          (32,122,310)            (6,946,696)

      Net increase in net assets resulting
        from Fund share transactions                                          268,885             (2,128,006)

      Total increase (decrease) in net assets                                  98,476             (2,404,358)

    NET ASSETS:
      Beginning of period                                                   8,095,020             10,499,378

      End of period (including undistributed net
        investment income of $99,101 and
        $56,729, respectively)                                  $           8,193,496   $          8,095,020

              See accompanying notes to the financial statements.







    GMO SHORT-TERM INCOME FUND
    (A SERIES OF GMO TRUST)

    FINANCIAL HIGHLIGHTS
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     YEAR ENDED FEBRUARY 28/29,
                                             1995     1994        1993       1992 (C)    1991 (B)(C)*

Net asset value, beginning of period       $ 9.79 $     10.05 $    10.11 $     10.00 $    10.00

Income from investment operations:
  Net investment income (a)                  0.63       0.44       0.46        0.56       0.67
  Net realized and unrealized gain
   (loss) on investments                    (0.28)     (0.09)      0.30        0.11         --

    Total from investment operations         0.35       0.35       0.76        0.67       0.67

Less distributions to shareholders from:
  Net investment income                     (0.58)     (0.46)     (0.38)      (0.56)     (0.67)
  Net realized gains                          --       (0.15)     (0.44)        --         --

    Total distributions                     (0.58)     (0.61)     (0.82)      (0.56)     (0.67)

Net asset value, end of period             $ 9.56 $     9.79 $    10.05 $     10.11 $    10.00

Total Return (d)                             3.78%      3.54%      8.25%      11.88%      3.83%

Ratios/Supplemental Data:

 Net assets, end of period (000's)         $ 8,193 $    8,095 $    10,499 $    9,257 $   40,850
 Net expenses to average
   daily net assets (a)                      0.25%      0.25%      0.25%       0.25%      0.25%**
 Net investment income to average
   daily net assets (a)                      5.02%      4.35%      4.94%       5.83%      7.88%**



 Portfolio turnover rate                      335%       243%        649%       135%       --

    *  For the period from the commencement of operations, April 17, 1990 to February 28, 1991.
    ** Annualized.
    (a)Net of fees and expenses voluntarily waived or borne by the Manager of $.02, $.02, $.03, $.03 and
       $.09 per share for the fiscal years ended 1995,  1994, 1993, 1992 and for the period ended February 28, 1991, respectively.
    (b)The per share  amounts  and the  number of shares  outstanding  have been restated to reflect a one for ten reverse stock split effective  December
       1, 1991.
    (c)The Fund  operated as a money  market fund from April 17, 1990 until June
       30, 1991. Subsequently, the Fund became a short-term income fund.
    (d)The  total  returns  would have been lower had certain  expenses not been waived during the period shown.

              See accompanying notes to the financial statements.




GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Short-Term Income Fund ( the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less may be valued at amortized cost which approximates market value, unless circumstances dictate otherwise. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     INDEXED SECURITIES
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indicies, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1995, the Fund had no securities on loan.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary.




     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Premium and market discount are amortized and accreted.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .25% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .25% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the year ended February 28, 1995, was $65. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments and U.S. Government obligations, for the year ended February 28, 1995, aggregated $4,260,813 and $3,034,523, respectively. Cost of purchases and proceeds from sales of U.S. Government obligations during the year aggregated $21,016,294 and $17,838,594, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 66% of the outstanding shares of the Fund were held by two shareholders each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                               YEAR ENDED                   YEAR ENDED
                                                            FEBRUARY 28, 1995            FEBRUARY 28, 1994
Shares sold                                                  3,299,162                   433,133
Shares issued to shareholders in reinvestment
  of distributions                                              52,796                    46,009
Shares repurchased                                          (3,322,035)                 (696,894)
Net increase (decrease)                                         29,923                  (217,752)
Fund shares:
  Beginning of period                                          826,909                 1,044,661
  End of period                                                856,832                   826,909

                                     * * *


GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of GMO Trust and the Shareholders of GMO International Bond Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Bond Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 20, 1995





GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

        PAR VALUE      DESCRIPTION                                                                                         VALUE ($)
                       DEBT OBLIGATIONS - 83.4%
                       ARGENTINA - 2.2%
AGP        5,500,000   Argentina Bocon - Pro 1, Variable Rate, Peso Deposit Rate 1 mo.,  due 4/1/07                        1,595,000
USD        4,500,000   Argentina Bocon - Pro 2, Variable Rate, 1 mo. LIBOR, due 4/1/07                                     1,800,000
                                                                                                                           3,395,000
                       BELGIUM - 2.6%
USD        4,000,000   BBL International Variable Rate, 5.00% due 4/23/99                                                  3,940,000

                       BRAZIL - 4.9%
USD        4,141,653   Republic of Brazil Capitalization Bond, 8.00% due 4/15/14                                           1,682,547
USD        8,000,000   Republic of Brazil New Money Bond, Variable Rate, 6 mo. LIBOR + 13/16 (6.75%),
                           due 4/15/09                                                                                     4,120,000
USD        4,000,000   Republic of Brazil Par Bonds Series YL3, 4.00% Step Up, due 4/15/24                                 1,540,000
                                                                                                                           7,342,547
                       BULGARIA - 0.4%
USD        1,000,000   Bulgaria Discount, 6 mo. LIBOR + 13/16 (7.56%), due 7/28/24                                           433,750
USD        1,000,000   Bulgaria, FLIRB, 2.00% due 7/28/12                                                                    192,500
                                                                                                                             626,250
                       CANADA - 5.6%
CAD        2,000,000   Province of British Columbia, 7.88% due 11/30/23                                                    1,212,807
GBP        2,000,000   Province of Ontario, 6.88% due 9/15/00                                                              2,836,639
CAD        3,000,000   Province of Quebec, 7.50% due 12/1/03                                                               1,914,618
CAD        1,500,000   Province of Saskatchewan, 11.00% due 1/9/01                                                         1,184,239
CAD        2,000,000   Societe Quebec D'Ass D'Eaux, 8.13% due 8/11/03                                                      1,306,238
                                                                                                                           8,454,541
                       CHINA - 0.6%
USD        1,000,000   Bank of China, 8.25% due 3/15/14                                                                      928,827

                       DENMARK - 2.2%
DKK       20,000,000   Kingdom of Denmark, 8.00% due 11/15/01                                                              3,320,451

                       FINLAND - 1.9%
JPY      250,000,000   Republic of Finland, 5.25% due 4/16/98                                                              2,713,289

                       FRANCE - 12.9%
ECU        4,500,000   Caisse Francaise Development, 5.50% due 2/9/01                                                      4,911,030
SEK       20,000,000   Credit Foncier, 6.50% due 2/22/99                                                                   2,355,326
ECU        5,000,000   Government of France, 8.25% due 4/25/22                                                             5,976,990
ECU        4,750,000   Societe Nationale Chemins de France, 9.38% due 3/12/01                                              6,265,199
                                                                                                                          19,508,545
                       GERMANY - 6.0%
JPY      150,000,000   Deutsche Bank Finance NV, 4.38% due 7/16/98                                                         1,592,296
GBP        1,300,000   Dresdner Finance Bank, 6.00% due 12/7/99                                                            1,818,135
JPY      300,000,000   KFW International Finance, 6.00% due 11/29/99                                                       3,397,104
ECU        2,000,000   KFW International Finance, 5.50% due 1/31/01                                                        2,191,239
                                                                                                                           8,998,774
                       INDONESIA - 0.7%
USD        1,000,000   Tjiwi Kimia International, 13.25% due 8/1/01                                                        1,005,000

                       JAPAN - 2.2%
CAD        5,000,000   Japan Highway Public Corp., 7.88% due 9/27/02                                                       3,355,433

                       JORDAN - 0.9%
USD        2,000,000   Jordan Par, 4.00% Step Up, due 12/23/23 144A                                                          720,000
USD        1,000,000   Jordan PDI, Variable Rate, 6 mo. LIBOR + 13/16 (7.63%), due 12/23/05                                  670,000
                                                                                                                           1,390,000
                       MEXICO - 2.5%
FRF       35,000,000   Mexico Par Bond, 6.63% due 12/31/19                                                                 3,391,209
CHF        1,500,000   United Mexican States Par Bond, 3.75% due 12/31/19                                                    441,105
                                                                                                                           3,832,314
                       MULTINATIONAL - 1.1%
ITL    3,000,000,000   Nordic Investment Bank, 10.80% due 5/24/03                                                          1,658,034

                       SOUTH AFRICA - 1.1%
ZAL        8,000,000   Republic of South Africa R153, 13.00% due 8/31/10                                                   1,627,586

                       SOUTH KOREA - 0.7%
USD        1,200,000   Korea Electric Power, 6.38% due 12/1/03                                                             1,053,000

                       SPAIN - 6.6%
ESP      160,000,000   Government of Spain, 11.60% due 1/15/97                                                             1,261,208
ESP      500,000,000   Government of Spain, 10.25% due 11/30/98                                                            3,742,142
ESP      500,000,000   Government of Spain, 11.30% due 1/15/02                                                             3,796,806
ESP      160,000,000   Government of Spain, 10.90% due 8/30/03                                                             1,182,992
                                                                                                                           9,983,148
                       SUPRA NATIONAL - 1.6%
JPY      200,000,000   World Bank, 6.75% due 6/18/01                                                                       2,345,398

                       SWEDEN - 2.2%
SEK       10,000,000   Kingdom of Sweden, 11.00% due 1/21/99                                                               1,398,501
SEK       20,000,000   Kingdom of Sweden, 6.00% due 2/9/05                                                                 1,960,187
                                                                                                                           3,358,688
                       THAILAND - 0.6%
THB       25,000,000   Thai Military Bank, 6.75% due 2/28/97                                                                 943,514

                       TURKEY - 0.4%
GBP          600,000   Republic of Turkey, 9.00% due 10/27/03                                                                677,949

                       UNITED KINGDOM - 4.1%
GBP        2,000,000   Guaranteed Export Financial Corp., 12.88% due 9/29/02                                               3,771,008
GBP        1,500,000   UK Treasury, 9.75% due 8/27/02                                                                      2,501,570
                                                                                                                           6,272,578

                       UNITED STATES - 18.2%

                       Asset Backed Securities - 14.3%
USD        1,436,155   BCI Home Equity Loan 94-1 Class A-1, Variable Rate, 6.37% due 4/15/09                               1,430,452
USD        1,500,000   First International Funding Co, Variable Rate, 6.80% due 6/3/98                                     1,511,250
USD        2,500,000   First USA Credit Card Master Trust 94-4 Class A, Variable Rate, 6.50% due 8/15/03                   2,502,736
USD        2,000,000   Fremont SBL Master Trust 93-A Class A, Variable Rate, 6.60% due 3/15/98                             2,002,188
USD        1,000,000   Potomac Mills Finance Corp, Variable Rate, 6.78% due 10/20/04                                         998,750
USD        2,000,000   Premier Auto Trust 94-4 Class B Certificates, 6.85% due 5/2/99                                      1,967,438
USD          976,661   Resolution Trust Corp 94-C1 Class A3, Variable Rate, 6.61% due 6/25/26                                972,693
USD        3,766,000   Society Student Loan 94-A, Variable Rate, 5.01% due 7/26/21                                         3,748,347
USD        4,500,000   Society Student Loan Trust 93-A Class B, Variable Rate, 6.75% due 7/25/03                           4,490,156
USD        2,000,000   Woodfield Finance Corp, Variable Rate, 6.84% due 10/13/03                                           2,020,000
                                                                                                                          21,644,010
                       CORPORATE OBLIGATIONS - 1.3%
USD        2,000,000   New England Telephone & Telegraph, 7.88% due 11/15/29                                               2,032,500

                       STRUCTURED NOTE - 0.6%
USD        1,000,000   Bankers Trust Medium Term Note, 17.10% due 10/14/97 (b)                                               841,200

                       U.S. GOVERNMENT - 2.0%
USD        3,000,000   U.S. Treasury Note, 6.88% due 10/31/96 (a)                                                          3,006,558

                       TOTAL UNITED STATES                                                                                27,524,268

                       VENEZUELA - 1.2%
USD        1,000,000   Government of Venezuela FLIRB Series A, Variable Rate, 7.00% due 3/31/07                              448,750
USD        3,000,000   Government of Venezuela FLIRB Series B, Variable Rate, 7.00% due 3/31/07                            1,346,250
                                                                                                                           1,795,000

                       TOTAL DEBT OBLIGATIONS (Cost $127,422,217)                                                        126,050,134

                       LOAN PARTICIPATIONS - 2.0%
                       Ivory Coast - 0.3%
FRF       15,000,000   Ivory Coast Syndicated Loan, (Sub-participation with Banque Paribas)*                                 422,535

                       JAMAICA - 0.4%
USD        1,000,000   Republic of Jamaica Syndicated Loan Tranche B, LIBOR + 13/16,
                         (Sub-participation with Salomon)                                                                    630,000

                       MOROCCO - 0.4%
USD        1,000,000   Kingdom of Morocco Registered Loan Agreement Tranche A, LIBOR + 13/16,
                         (Sub-participation with Banque Paribas)                                                             620,000

                       RUSSIA - 0.9%
ECU        1,000,000   Russia Vnesheconombank Promissory Note,
                         (Sub-participation with Bank of America Illinois)*                                                  253,801
FRF       25,000,000   Russia Vnesheconombank Syndicated Loan, (Sub-participation with Banque Paribas)*                    1,129,189
                                                                                                                           1,382,990
                       TOTAL LOAN PARTICIPATIONS (Cost $3,862,999)                                                         3,055,525
   PRINCIPAL AMOUNT
       OF CONTRACTS
     (000's omitted)   CALL OPTIONS PURCHASED - 0.0%
                       CROSS CURRENCY OPTIONS - 0.0%
DEM           30,000   DEM Call/ BEF Put, Expires 8/13/95 Strike 21.07                                                        58,386

                       OPTIONS ON BONDS - 0.0%
USD            6,000   Argentina Par Bond 4.25%, Expires 4/11/95, Strike 49.00                                                     0


                       TOTAL CALL OPTIONS PURCHASED (Cost $493,386)                                                           58,386

                       PUT OPTIONS PURCHASED - 0.3%
                       OPTIONS ON BONDS - 0.3%
USD            5,820   Brazil IDU, Brady Bond, Expires 4/13/95 Strike 78.88                                                  161,476
USD            1,940   Brazil IDU, Brady Bond, Expires 4/17/95 Strike 78.75                                                   48,500
USD            4,850   Brazil IDU, Brady Bond, Expires 5/10/95 Strike 79.44                                                  162,397
USD            1,940   Brazil IDU, Brady Bond, Expires 5/2/95 Strike 75.88                                                    30,070
                                                                                                                             402,443

                       TOTAL PUT OPTIONS PURCHASED (Cost $227,326)                                                           402,443

        PAR VALUE      SHORT-TERM INVESTMENTS - 13.5%
                       REPURCHASE AGREEMENTS - 9.9%
   $       7,500,779   Prudential Securities Group, Inc. Repurchase Agreement
                       dated 2/28/95, due 3/1/95, with a maturity value of $7,501,978 and an effective yield of 5.75%, collateralized by U.S. Government
                       Agency Obligations with rates ranging from 3.64% to 11.62%, maturities ranging from 5/1/00 to 10/25/24, and with an aggregate market
                       value of $7,650,745.                                                                                7,500,779


           7,500,779   Salomon Brothers Repurchase Agreement, dated 2/28/95, due
                       3/1/95,  with  a  maturity  value  of  $7,501,946  and an
                       effective  yield  of  5.60%,  collateralized  by  a  U.S.
                       Treasury  Bond with a rate of 6.25%,  a maturity  date of
                       8/15/23, and with an aggregate market value of $7,705,145.                                          7,500,779
                                                                                                                          15,001,558
                       CASH EQUIVALENTS - 3.6%
           5,341,614   Bank of Boston Time Deposit, 5.39% due 3/1/95                                                       5,341,614


                       TOTAL  SHORT-TERM INVESTMENTS (at amortized cost)                                                  20,343,172

                       TOTAL INVESTMENTS - 99.2%
                       (Cost $152,349,100) * *                                                                      $    149,909,660

                       Other Assets and Liabilities (net) - 0.8%                                                           1,279,711

                       TOTAL NET ASSETS - 100.0%                                                                    $    151,189,371






                  NOTES TO THE SCHEDULE OF INVESTMENTS:


                  The principal amount of each security is stated in the currency in which the security is denominated.

                  AGP     -  Argentinian Peso                      FRF    -    French Franc
                  BEF     -  Belgian Franc                         GBP    -    Pound Sterling
                  CAD     -  Canadian Dollar                       ITL    -    Italian Lira
                  CHF     -  Swiss Franc                           JPY    -    Japanese Yen
                  DEM     -  German Mark                           SEK    -    Swedish Krona
                  DKK     -  Danish Krone                          THB    -    Thai Baht
                  ECU     -  European Currency Unit                USD    -    United States Dollar
                  ESP     -  Spanish Peseta                        ZAL    -    South African Rand

                  (a)        All or a portion of this security is held as collateral for open futures contract

                  (b)        Principal is linked to the value of the Brazilian Capitalization Bond and the
                             Brazilian IDU Bond.

                  Variable Rates - The rates shown on variable  rate notes are the current interest rates at February 28, 1995, which are subject to change based on the terms of the security.

                  144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.

                  *          Non performing.  Borrower not currently paying interest.

                  **         The aggregate  identified cost for federal income
                             tax  purposes is  $152,349,100  resulting  in gross
                             unrealized   appreciation   and   depreciation   of
                             $2,194,224 and  $4,633,664,  respectively,  and net
                             unrealized depreciation of $2,439,440.

              See accompanying notes to the financial statements.



GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995

ASSETS:
  Investments, at value (cost $132,005,928) (Note 1)               $         129,566,488
  Short-term investments, at amortized cost (Note 1)                          20,343,172
  Foreign currency, at value (cost $481,256) (Note 1)                            482,818
  Interest receivable                                                          3,790,113
  Receivable for investments sold                                                690,534
  Receivable for option premiums                                                  64,190
  Receivable for Fund shares sold                                                419,000
  Receivable from brokers for open futures contracts (Note 1)                    211,280
  Receivable for open forward foreign currency contracts (Note 6)              1,232,076
  Receivable for expenses waived or borne by Manager (Note 2)                      9,548

    Total assets                                                             156,809,219



LIABILITIES:
  Payable for investments purchased                                            4,181,496
  Written options outstanding, at value (premiums $354,160) (Note 6)             461,060
  Payable for Fund shares repurchased                                            356,000
  Premiums payable on options purchased (Note 1)                                  58,386
  Payable for open forward foreign currency contracts (Note 6)                   430,916
  Payable to affiliate for management fee (Note 2)                                44,739
  Accrued expenses                                                                87,251

    Total liabilities                                                          5,619,848



NET ASSETS (equivalent to $9.64 per share based
  on 15,687,479 shares outstanding, unlimited shares authorized)   $         151,189,371

NET ASSETS CONSIST OF:
  Paid-in capital                                                  $         152,319,198
  Undistributed net investment income                                          3,765,102
  Accumulated net realized loss                                               (3,341,397)
  Net unrealized depreciation                                                 (1,553,532)

    NET ASSETS                                                     $         151,189,371

              See accompanying notes to the financial statements.






GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - YEAR ENDED FEBRUARY 28, 1995

INVESTMENT INCOME:
  Interest (including securities lending income of $1,019, and
    net of foreign tax expense of $4,780)                        $   6,831,915

EXPENSES:
  Management fee (Note 2)                                              345,558
  Custodian and transfer agent fees                                     90,017
  Audit fees                                                            71,584
  Legal Fees                                                             8,934
  Registration                                                           8,525
  Insurance                                                                974
  Trustee fee (Note 2)                                                     388
  Miscellaneous                                                            821

    Total expenses                                                     526,801

    Less:  expenses waived or borne by Manager (Note 2)               (181,243)

    Net expenses                                                       345,558

      Net investment income                                          6,486,357
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
  CONTRACTS,  WRITTEN OPTIONS,  FOREIGN CURRENCY,  FORWARD
  CONTRACTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
    Net realized gain (loss) on:
      Investments                                                   (2,465,597)
      Closed futures contracts                                      (1,398,771)
      Written options                                                1,262,439
      Foreign currency, forward contracts and
        foreign currency related transactions                        6,033,088
        Net realized gain                                            3,431,159

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                   (1,864,869)
      Open futures contracts                                           (47,387)
      Written options                                                 (158,727)
      Foreign currency, forward contracts and foreign
        currency related transactions                                  911,221
        Net unrealized loss                                         (1,159,762)
    Net realized and unrealized gain on investments,
      futures contracts, written options, foreign currency,
      forward contracts and foreign currency related
      transactions                                                   2,271,397
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   8,757,754

              See accompanying notes to the financial statements.




GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)


STATEMENT OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED       PERIOD ENDED
                                                                   FEBRUARY 28, 1995     FEBRUARY 28,
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                        $           6,486,357 $      317,154
   Net realized gain (loss) on investments, closed futures
     contracts, written options, foreign currency, forward
     contracts and foreign currency related transactions                    3,431,159       (163,626)
   Change in net unrealized depreciation on investments,
     open futures contracts, written options, foreign currency, forward contracts and foreign currency
     related transactions                                                  (1,159,762)      (393,770)

   Net increase (decrease) in net assets resulting from operations          8,757,754       (240,242)

Distributions to shareholders from:
   Net investment income                                                   (6,618,737)        -
   Net realized gains                                                      (3,028,602)        -
                                                                           (9,647,339)        -

Fund share transactions:  (Note 5)
   Proceeds from sale of shares                                           137,180,193     39,771,720
   Net asset value of shares issued to shareholders
     in payment of distributions declared                                   6,467,224
   Cost of shares repurchased                                             (31,018,305)       (81,634)

   Net increase in net assets resulting
     from Fund share transactions                                         112,629,112     39,690,086

   Total increase in net assets                                           111,739,527     39,449,844

NET ASSETS:
   Beginning of period                                                     39,449,844         -


   End of period (including undistributed net investment
     income of $3,765,102 and $41,678, re                       $         151,189,371 $   39,449,844

* Period from December 22, 1993  (commencement  of  operations)  to February 28,
1994.

              See accompanying notes to the financial statements.




GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               PERIOD FROM DECEMBER 22, 1993
                                           YEAR ENDED        (COMMENCEMENT OF OPERATIONS) TO
                                         FEBRUARY 28, 1995         FEBRUARY 28, 1994

NET ASSET VALUE, BEGINNING OF PERIOD          $       9.96      $          10.00

Income (loss) from investment operations:
  Net investment income (a)                            0.98                  0.08
  Net realized and unrealized loss
   on investments                                    (0.21)                (0.12)

    Total from investment operations                  0.77                 (0.04)

Less distributions to shareholders:
  From net investment income                         (0.75)              -
  From net realized gains                            (0.34)              -

    Total distributions                              (1.09)              -

NET ASSET VALUE, END OF PERIOD               $        9.64      $           9.96

TOTAL RETURN (B)                                      8.23%               (0.40%)


RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period                  $     151,189      $         39,450
  Net expenses to average
    daily net assets (a)                              0.40%                 0.40%*
  Net investment income to average
    daily net assets (a)                              7.51%                 5.34%*
  Portfolio turnover rate                              141%                   14%

*   Annualized.
(a) Net of fees and expenses voluntarily waived or borne by the Manager of $.02 and .01 for the fiscal year ended February 28, 1995 and for the period ended
    February 28, 1994, respectively.
(b) Calculation excludes subscription fees. The total return would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.



GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.


     FUTURES CONTRACTS
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of February 28, 1995.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1995.

     OPTIONS
     The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of February 28, 1995.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     In some cases, depending upon the executing broker, premiums on purchased and written options are not paid or received until the contracts expire or are closed or exercised. These contracts are marked to market daily, and the daily change in market value is paid to or received from the respective broker. A corresponding payable or receivable is recorded for the accumulated unrealized position received or paid. Upon settlement, the net payable or receivable for original premiums and accumulated unrealized gains and losses is paid to or received from the broker and a gain or loss is realized.

     LOAN AGREEMENTS
     The Fund may invest in loan agreements which are indirect interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In addition, if the Fund invests in the indebtedness of an emerging country, there is a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

     INDEXED SECURITIES
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At February 28, 1995, the Fund had no securities on loan.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Withholding taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           Undistributed Net Investment          Accumulated Net Realized
                      Income                             Loss                     Paid-in Capital
                  $3,855,804                         ($3,855,804)                        __

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the year ended February 28, 1995, the Fund received $190,309 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .40% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses exceed .40% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the year ended February 28, 1995, was $388. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments and U.S. Government obligations for the year ended February 28, 1995, aggregated $189,148,454 and $95,702,553, respectively. Cost of purchases and proceeds from sales of U.S. Government obligations were $14,017,544 and $10,917,031, respectively.

4.  PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 61% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Period from
                                                          December 22, 1993
                                 Year Ended       (Commencement of Operations) to
                              February 28, 1995           February 28, 1994
Shares sold                         14,201,980             3,968,013
Shares issued to shareholders in
 reinvestment of distributions         696,838                  --
Shares repurchased                  (3,171,314)               (8,038)
Net increase                        11,727,504             3,959,975
Fund shares:
Beginning of period                  3,959,975                  --
End of period                       15,687,479             3,959,975

6.  FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 28, 1995 is as follows:

FORWARD CURRENCY CONTRACTS

                                                                                                   Net Unrealized
       Settlement                                          Units of                                 Appreciation
          Date              Deliver/Receive                Currency          In Exchange for       (Depreciation)
          Sales
         3/31/95            Australian Dollars              5,000,000       $    3,664,250  $          (17,332)
         4/28/95            French Francs                   5,000,000              952,744             (18,322)
         3/2/95             German Deutsche Marks              94,000               64,230                  35
         3/31/95            Swedish Krona                  63,000,000            8,691,140             134,191
                                                                                            $           98,572
           Buys
         5/1/95             Canadian Dollars               30,000,000       $   21,217,908  $          281,509
         4/28/95            Danish Krone                   20,000,000            3,347,280              88,496
         5/2/95             European Currency Units        30,000,000           37,408,500             654,600
         3/2/95             German Deutsche Marks              85,500               58,422                 (32)
         3/31/95            German Deutsche Marks          36,000,000           24,657,534             (50,018)
         3/1/95             Italian Lira                      871,941                  520                   2
         3/31/95            Italian Lira               15,000,000,000            9,121,036            (173,140)

                                                                                             $         801,417

FORWARD CROSS CURRENCY CONTRACTS

                                                                                                   Net Unrealized
       Settlement                                          Units of                                 Appreciation
          Date              Deliver/Receive                Currency          In Exchange for       (Depreciation)
          4/28/95           German Deutsche Marks/     DEM      10,000,000  FRF    34,770,000  $        (88,167)
                            French Francs

          3/31/95           German Deutsche Marks/     DEM       5,000,000  CHF     4,254,500            17,717
                            Swiss Francs

          3/31/95           Italian Lira/              ITL   4,490,400,000  DEM     4,000,000          (83,905)
                            German Deutsche Marks

          3/31/95           Spanish Pesetas/           ESP   1,326,675,000  DEM    15,000,000           55,526
                            German Deutsche Marks

                                                                                                $      (98,829)



FUTURES CONTRACTS

                                                                                                 Net Unrealized
    Number of                                                                                     Appreciation
    Contracts                      Type                    Expiration Date    Contract Value     (Depreciation)
        Buys
             50    Australian Dollar 3 Year                      March 1995      $    343,302 $          104,937
             75    Australian Dollar 10 Year                     March 1995           579,674            246,180
             40    Canadian Government Bond                      March 1995         2,918,189            148,534
             94    Italian Government Bond 5 Year                March 1995        14,234,387          (224,823)
             48    Italian Government Bond 10 Year               March 1995         5,988,536          (160,918)
             25    Italian Government Bond                        June 1995         2,969,821          (106,480)
            120    Japanese Yen                                  March 1995        15,532,580            401,100
             62    Japanese Yen                                   June 1995         8,111,925            135,997
            145    MATIF ECU Bond                                March 1995        14,459,052            220,200
             85    U.K. Gilt                                     March 1995         6,848,069           (11,324)
                                                                                              $          753,403
          Sales
             64    German Deutsche Mark                          March 1995         5,477,600 $        (377,280)
             20    MATIF                                         March 1995         2,076,077              1,537
             70    Swiss Government Bond                         March 1995         5,612,669           (60,799)
             45    U.S. Treasury Note                            March 1995         4,696,875          (252,056)
                                                                                              $        (688,598)

     At February 28, 1995, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

WRITTEN OPTION TRANSACTIONS

                                               Puts                         Calls
                                      Numbers of                  Numbers of
                                       Contracts   Premiums        Contracts    Premiums
Outstanding, beginning of period           --    $       --            42    $     175,725
Options written                            37       498,641            68        1,643,313
Options terminated in closing
 transactions                             (20)      (62,932)           --               --
Options exercised                         (13)     (240,063)          (23)        (474,032)
Options expired                            (1)      (28,070)          (85)      (1,158,422)
Outstanding, end of period                  3    $   167,576            2    $    186,584


SUMMARY OF WRITTEN OPTIONS OUTSTANDING

                       Principal Amount
                         of Contracts
                       (000's omitted)   Exercise Price   Expiration Date        Value
Calls
DEM Call/FRF Put            20,000 DEM      3.63 DEM          8/31/95       $     64,190
Japanese Yen Call        1,000,000 JPY     90.00 JPY          6/22/95             41,370
                                                                            $    105,560
Puts
Republic of Brazil
Capitalization Bond Put      5,000 USD      45.94 USD         5/10/95       $    355,500


                                     * * *




GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS (UNAUDITED)

     For the fiscal year ended February 28, 1995, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 1.02% of the total distributions as net capital gain dividends.



GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees of GMO Trust and the Shareholders of GMO Currency Hedged International Bond Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Currency Hedged International Bond Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 30, 1994 (commencement of operations) to February 28, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 20, 1995





GMO CURRENCY HEDGED  INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING  PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

          PAR VALUE       DESCRIPTION                                                                                   VALUE ($)

                          DEBT OBLIGATIONS - 91.0%
                          ARGENTINA - 2.3%
AGP           7,500,000   Argentina Bocon - Pro 1, Variable Rate, Peso Deposit Rate 1 mo.,
                              due 4/1/07                                                                                   2,175,000
USD           8,000,000   Argentina Bocon - Pro 2, Variable Rate, 1 mo. LIBOR, due 4/1/07                                  3,200,000
                                                                                                                           5,375,000
                          AUSTRALIA - 7.4%
AUD          14,000,000   Government of Australia, 13.00% due 7/15/00                                                     11,743,887
AUD           5,000,000   Queensland Treasury, 6.50% due 6/14/05                                                           2,824,242
AUD           4,000,000   Treasury Corp of Victoria, 12.50% due 7/15/00                                                    3,257,608
                                                                                                                          17,825,737
                          BRAZIL - 5.1%
USD          11,388,300   Republic of Brazil Capitalization Bond, 8.00% due 4/15/14                                        4,627,004
USD          10,000,000   Republic of Brazil New Money Bond, Variable Rate, 6 mo. LIBOR + 13/16,                           5,150,000
                             (6.75%), due 4/15/09
USD           6,500,000   Republic of Brazil Par Bonds Series YL3, 4.00% Step Up, due 4/15/24                              2,502,500
                                                                                                                          12,279,504
                          BULGARIA - 0.5%
USD           6,400,000   Bulgaria, FLIRB, 2.00% due 7/28/12                                                               1,232,000

                          CANADA - 4.3%
CAD           8,600,000   Canada (Cayman) Government , 7.25% due 6/1/08                                                    5,220,943
CAD           3,500,000   Government of Canada, 10.75% due 3/15/98                                                         2,694,049
CAD           3,000,000   Government of Canada, 10.25% due 3/15/14                                                         2,447,176
                                                                                                                          10,362,168
                          COSTA RICA - 0.5%
USD           1,531,860   Costa Rica, Variable Rate, 3 mo. LIBOR + 13/16 (7.06%), due 5/21/05                              1,133,576

                          DENMARK - 1.4%
DKK          20,000,000   Kingdom of Denmark, 8.00% due 11/15/01                                                           3,320,451

                          FRANCE - 16.7%
ECU           6,000,000   Caisse Francaise Development, 5.50% due 2/9/01                                                   6,551,940
SEK          20,000,000   Credit Foncier, 6.50% due 2/22/99                                                                2,354,891
ECU          20,000,000   Government of France, 8.25% due 4/25/22                                                         23,907,960
ECU           5,250,000   Societe Nationale Chemins de France, 9.38% due 3/12/01                                           6,924,694
                                                                                                                          39,739,485
                          GERMANY - 2.4%
JPY         500,000,000   KFW International Finance, 6.00% due 11/29/99                                                    5,661,841

                          ITALY - 2.6%
ECU           5,000,000   Government of Italy, 9.25% due 3/7/11                                                            6,186,375

                          JORDAN - 0.8%
USD           2,455,000   Jordan Discount, Variable Rate, 6 mo. LIBOR + 13/16 (7.63%), due 12/23/23                        1,522,100
USD           1,000,000   Jordan Par, 4.00% Step Up, due 12/23/23                                                            360,000
                                                                                                                           1,882,100
                          MEXICO - 2.1%
FRF          51,500,000   Mexico Par Bond, 6.63% due 12/31/19                                                              4,989,922

                          MULTINATIONAL - 1.6%
ITL       7,000,000,000   Nordic Investment Bank, 10.80% due 5/24/03                                                       3,868,746

                          PORTUGAL - 1.9%
ECU           4,200,000   Republic of Portugal, 6.00% due 2/16/04                                                          4,450,383

                          SOUTH AFRICA - 0.6%
ZAL           8,000,000   Republic of South Africa R153, 13.00% due 8/31/10                                                1,627,586

                          SPAIN - 3.3%
ESP         500,000,000   Government of Spain, 10.25% due 11/30/98 (a)                                                     3,742,142
ESP         250,000,000   Government of Spain, 11.30% due 1/15/02                                                          1,898,793
ESP         300,000,000   Government of Spain, 10.90% due 8/30/03                                                          2,218,109
                                                                                                                           7,859,044
                          SUPRA NATIONAL - 3.2%
ITL      16,000,000,000   Eurofima, 8.38% due 10/27/03                                                                     7,712,345

                          SWEDEN - 4.4%
SEK          40,000,000   Kingdom of Sweden, 11.00% due 1/21/99                                                            5,594,002
SEK          50,000,000   Kingdom of Sweden, 6.00% due 2/9/05                                                              4,900,467
                                                                                                                          10,494,469
                          UNITED KINGDOM - 4.0%
GBP           2,400,000   Guaranteed Export Financial Corp., 12.88% due 9/29/02                                            4,525,209
GBP           3,000,000   UK Treasury, 9.75% due 8/27/02                                                                   5,003,141
                                                                                                                           9,528,350

                          UNITED STATES - 25.0%

                          ASSET BACKED SECURITIES - 19.1%
USD           4,920,000   CIT Group Securitization Corp 95-1 Class A4, 8.95% due 8/15/20                                   4,921,538
USD           2,500,000   Discover Card Trust 91-F Class A, 7.85% due 11/21/00                                             2,522,023
USD           2,500,000   First USA Credit Card Master Trust 94-4 Class A, Variable Rate, 6.50%
                             due 8/15/03                                                                                   2,502,734
USD           5,000,000   First USA Credit Card Master Trust 95-2 A, Variable Rate, 6.37% due 10/15/04                     5,000,000
USD           5,000,000   HFC Home Equity Loan Cert 91-1 B, Variable Rate, 6.98% due 1/19/06                               5,027,344
USD          10,000,000   Keycorp Student Loan Trust 94-B Class Certificates, Variable Rate, 6.79%
                             due 11/25/21                                                                                  9,975,000
USD           1,000,000   Potomac Mills Finance Corp, Variable Rate, 6.78% due 10/20/04                                      998,750
USD           1,953,321   Resolution Trust Corp 94-C1 Class A3, Variable Rate, 6.61% due 6/25/26                           1,945,386
USD           2,000,000   SMS Student Loan Trust 94-B Class Certificates, Variable Rate, 6.81%
                             due 10/25/23                                                                                  1,995,625
USD           4,500,000   Society Student Loan Trust 93-A Class A2, Variable Rate, 6.45% due 7/25/03                       4,500,000
USD             500,000   Society Student Loan Trust 93-A Class B, Variable Rate, 6.75% due 7/25/03                          498,906
USD           2,500,000   Swift 94-A Class A, Variable Rate, 6.28% due 3/15/99                                             2,501,172
USD           3,000,000   Woodfield Finance Corp, Variable Rate, 6.84% due 10/13/03                                        3,030,000
                                                                                                                          45,418,478

                          CORPORATE OBLIGATIONS - 1.3%
USD           3,000,000   New England Telephone & Telegraph, 7.88% due 11/15/29                                            3,048,750

                          STRUCTURED NOTES - 3.8%
USD           2,000,000   Bankers Trust Medium Term Note, 17.10% due 10/14/97 (c)                                          1,682,400
USD           4,000,000   Sallie Mae, Variable Rate, 0.00% due 1/24/96 (d)                                                 3,775,000
USD           4,000,000   Toyota Motor Credit, Variable Rate, 0.00% due 7/28/96 (e)                                        3,620,000
                                                                                                                           9,077,400
                          U.S. GOVERNMENT - 0.8%
USD           2,000,000   U.S. Treasury Note, 6.88% due 10/31/96 (b)                                                       2,004,372

                          TOTAL UNITED STATES                                                                             59,549,000

                          VENEZUELA - 0.9%
USD           5,000,000   Government of Venezuela FLIRB Series B, Variable Rate, 7.00% due 3/31/07                         2,243,750

                          TOTAL DEBT OBLIGATIONS (Cost $217,976,754)                                                     217,321,832

                          LOAN PARTICIPATIONS - 1.7%
                          JAMAICA - 0.5%
USD           2,000,000   Republic of Jamaica Syndicated Loan Tranche B, LIBOR + 13/16,
                             (Sub-participation with Salomon)                                                              1,260,000

                          MEXICO - 0.7%
USD           2,892,725   United Mexican States Combined Old New Money Registered Loan,
                             LIBOR + 13/16, (Sub-participation with Chase Manhattan
                             Bank)                                                                                         1,677,781

                          RUSSIA - 0.5%
CHF           5,000,000   Russia Vnesheconombank Syndicated Loan,
                             (Sub-participation with Banque Paribas)*                                                        886,239
ECU           1,000,000   Russia Vnesheconombank Promissory Note,
                             (Sub-participation with Bank of America, Illinois)*                                             253,801
                                                                                                                           1,140,040
                          TOTAL LOAN PARTICIPATIONS (Cost $4,827,367)                                                      4,077,821

  Principal Amount
    of Contracts          CALL OPTION PURCHASED - 0.0%
   (000's omitted)        Cross Currency Options - 0.0%
DEM              40,000   DEM Call / BEF Put, Expires 8/31/95, Strike 21.07                                                   77,848

                          TOTAL CALL OPTION PURCHASED (Cost $77,848)                                                          77,848

                          PUT OPTIONS PURCHASED - 0.2%
                          OPTIONS ON BONDS - 0.2%
USD               5,820   Brazil IDU, Brady Bond, Expires 4/13/95 Strike 78.88                                               161,476
USD               1,940   Brazil IDU, Brady Bond, Expires 4/17/95 Strike 78.75                                                48,500
USD               4,850   Brazil IDU, Brady Bond, Expires 5/10/95 Strike 79.44                                               162,397
USD               1,940   Brazil IDU, Brady Bond, Expires 5/2/95 Strike 75.88                                                 30,070
                                                                                                                             402,443
                          TOTAL PUT OPTIONS PURCHASED (Cost $227,326)                                                        402,443

           SHARES         RIGHTS - 0.0%
                          MEXICO - 0.0%
              7,221,000   Mexico Value Recovery, Series Rights, Expires 6/30/03                                                    0

                          TOTAL RIGHTS (Cost $0)                                                                                   0

          PAR VALUE       SHORT-TERM INVESTMENTS - 8.2%
                          REPURCHASE AGREEMENTS - 6.9%
   $          4,757,722   Prudential Securities Group, Inc. Repurchase Agreement
                          dated 2/28/95, due 3/1/95, with a maturity value of $4,758,482 and an effective yield of 5.75%, collateralized by U.S. Government
                          Agency Obligations with rates ranging from 3.64% to 11.62%, maturities ranging from 5/1/00 to 10/25/24, and with an aggregate market
                          value of $4,852,826.                                                                             4,757,722

             11,587,114   Salomon Brothers Repurchase Agreement,  dated 2/28/95,
                          due 3/1/95,  with a maturity value of $11,588,916  and
                          an effective yield of 5.60%,  collateralized by a U.S.
                          Treasury Bond with a rate of 6.25%, a maturity date of
                          8/15/23,
                          and with an aggregate market value of $11,902,816.                                              11,587,114
                                                                                                                          16,344,836
                          CASH EQUIVALENTS - 1.3%
              1,574,686   Bank of Boston Time Deposit, 6.16% due 3/1/95                                                    1,574,686
                512,539   Dreyfus Cash Management Money Market Fund Plus, A Shares                                           512,539
                161,450   National Westminster Bank Time Deposit, 6.00% due 3/1/95                                           161,450
                908,325   Provident Institutional Prime Money Market Fund                                                    908,325
                                                                                                                           3,157,000

                          TOTAL SHORT-TERM INVESTMENTS (at amortized cost)                                                19,501,836
                          TOTAL INVESTMENTS - 101.1%
                          (Cost $242,611,131) * *                                                         $              241,381,780

                          Other Assets and Liabilities (net) - (1.1%)                                                    (2,717,342)

                          TOTAL NET ASSETS - 100.0%                                                       $              238,664,438





                   NOTES TO THE SCHEDULE OF INVESTMENTS:


     The principal amount of each security is stated in the currency in which the security is denominated.

AGP    -     Argentinian Peso            ESP    -     Spanish Peseta
AUD    -     Australian Dollar           FRF    -     French Franc
BEF    -     Belgian Franc               GBP    -     Great British Pound
CAD    -     Canadian Dollar             ITL    -     Italian Lira
CHF    -     Swiss Franc                 JPY    -     Japanese Yen
DEM    -     German Deutsche Mark        SEK    -     Swedish Krona
DKK    -     Danish Krone                USD    -     United States Dollar
ECU    -     European Currency Unit      ZAL    -     South African Rand


                   (a)    All or a portion of this security is on loan.

                   (b)    This security is held as collateral for open futures contracts.

                   (c)     Principal is linked to the value of the Brazilian Capitalization Bond and the
                             Brazilian IDU Bond.

                   (d)     Interest rate linked to changes in the daily 3 month LIBOR rate.

                   (e)     Interest rate linked to changes in the 3 year Danish Krone swap rate.

                   *        Non-performing.  Borrower not currently paying interest.

                   Variable rates - The rates shown on variable rate notes are the current interest rates at February 28, 1995, which are subject to change based on the terms of the security.

                   **        The aggregate  identified cost for federal income
                             tax  purposes is  $242,611,131  resulting  in gross
                             unrealized   appreciation   and   depreciation   of
                             $3,388,086 and $4,617,437, respectively, and net unrealized depreciation of $1,229,351.



              See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995


ASSETS:
  Investments, at value (cost $223,109,295) (Note 1)                   $         221,879,944
  Short-term investments, at amortized cost (Note 1)                              19,501,836
  Foreign currency, at value (cost $658,377) (Note 1)                                657,668
  Interest receivable                                                              6,640,720
  Receivable for investments sold                                                  3,396,391
  Receivable for Fund shares sold                                                  1,211,156
  Receivable for open forward foreign currency contracts (Note 6)                  1,131,852
  Receivable from brokers on options and open futures contracts (Note 1)             214,425
  Receivable for expenses waived or borne by Manager (Note 2)                         54,586

    Total assets                                                                 254,688,578



LIABILITIES:
  Payable for investments purchased                                               11,725,916
  Payable upon return of securities loaned (Note 1)                                3,155,333
  Payable for open forward foreign currency contracts (Note 6)                       325,372
  Written options outstanding, at value (premiums $199,671) (Note 6)                 451,785
  Payable for Fund shares repurchased                                                115,497
  Premiums payable on options purchased (Note 1)                                      77,848
  Payable to affiliate for management fee (Note 2)                                    87,707
  Accrued expenses                                                                    84,682

    Total liabilities                                                             16,024,140



NET ASSETS(equivalent to $9.99 per share based
  on 23,885,450 shares outstanding, unlimited shares authorized)       $         238,664,438

NET ASSETS CONSIST OF:
  Paid-in capital                                                      $         237,927,839
  Undistributed net investment income                                              2,072,925
  Accumulated net realized gain                                                       37,085
  Net unrealized depreciation                                                     (1,373,411)

    NET ASSETS                                                         $         238,664,438


              See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT  OF  OPERATIONS  - PERIOD FROM  SEPTEMBER  30, 1994
(COMMENCEMENT  OF OPERATIONS) TO FEBRUARY 28, 1995

INVESTMENT INCOME:
  Interest (including securities lending income of $6,931)         $   5,420,167

EXPENSES:
  Management fee (Note 2)                                                306,031
  Custodian and transfer agent fees                                       49,260
  Audit fees                                                              30,002
  Registration fees                                                       29,744
  Legal fees                                                               1,834
  Insurance                                                                  678
  Trustee fee (Note 2)                                                       254
  Miscellaneous                                                              324

    Total expenses                                                       418,127

    Less:  expenses waived or borne by Manager (Note 2)                 (173,302)

    Net expenses                                                         244,825

      Net investment income                                            5,175,342

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
  CONTRACTS,  WRITTEN OPTIONS,  FOREIGN CURRENCY,  FORWARD CONTRACTS
  AND FOREIGN CURRENCY RELATED TRANSACTIONS:

    Net realized gain (loss) on:
      Investments                                                     (1,127,038)
      Closed futures contracts                                         1,160,048
      Foreign currency, forward contracts and foreign
        currency related transactions                                 (1,031,056)
        Net realized loss on investments                                (998,046)

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                     (1,229,351)
      Open futures contracts                                            (768,479)
      Written options                                                   (252,114)
      Foreign currency, forward contracts and foreign
        currency related transactions                                    876,533
        Net unrealized loss                                           (1,373,411)

    Net realized and unrealized loss on investments,  futures
    contracts, written options, foreign currency,  forward
    contracts and foreign currency related transactions               (2,371,457)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   2,803,885

              See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT  OF  CHANGES  IN  NET  ASSETS  -  PERIOD  FROM   SEPTEMBER   30,  1994
(COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1995


INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                                            $     5,175,342
   Net realized loss on investments, closed futures contracts, foreign currency, forward contracts, and foreign
     currency related transactions                                                         (998,046)
   Change in net unrealized appreciation (depreciation) on investments, open futures contracts, written options, foreign currency, forward
     contracts and foreign currency related transactions                                 (1,373,411)

   Net increase in net assets resulting from operations                                   2,803,885

Distributions to shareholders from:
   Net investment income                                                                 (2,089,096)

                                                                                         (2,089,096)
Fund share transactions:  (Note 5)
   Proceeds from sale of shares                                                         251,185,791
   Net asset value of shares issued to shareholders
     in payment of distributions declared                                                   998,389
   Cost of shares repurchased                                                           (14,234,531)

   Net increase in net assets resulting
     from Fund share transactions                                                       237,949,649

   Total increase in net assets                                                         238,664,438

NET ASSETS:
   Beginning of period

   End of period (including undistributed net
     investment income of $2,072,925)                                               $   238,664,438



              See accompanying notes to the financial statements.



GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                  PERIOD FROM SEPTEMBER 30, 1994
                                                                   (COMMENCEMENT OF OPERATIONS)
                                                           TO FEBRUARY 28, 1995

NET ASSET VALUE, BEGINNING OF PERIOD                    $          10.00

Income from investment operations:
  Net investment income (a)                                         0.24
  Net realized and unrealized gain (loss)
   on investments                                                  (0.09)

    Total from investment operations                                0.15

Less distributions to shareholders:
    From net investment income                                     (0.16)

NET ASSET VALUE, END OF PERIOD                          $           9.99

TOTAL RETURN (B)                                                    1.49%


RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                     $        238,664
  Net expenses to average
    daily net assets (a)                                            0.40%*
  Net investment income to average
    daily net assets (a)                                            8.46%*
  Portfolio turnover rate                                             64%

*   Annualized.
(a) Net of fees and expenses voluntarily waived or borne by the Manager of $.01 per share for the period ended February 28, 1995.
(b) Calculation excludes subscription fees. The total return would have been lower had certain expenses not been waived during the period shown.

              See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Currency Hedged International Bond Fund (the "Fund"), which commenced operations on September 30, 1994, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FUTURES CONTRACTS
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of February 28, 1995.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1995.

     OPTIONS
     The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for summary of all open written option contracts as of February 28, 1995.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     In some cases, depending upon the executing broker, premiums on purchased and written options are not paid or received until the contracts expire or are closed or exercised. These contracts are marked to market daily, and the daily change in market value is paid to or received from the respective broker. A corresponding payable or receivable is recorded for the accumulated unrealized position received or paid. Upon settlement, the net payable or receivable for original premiums and accumulated unrealized gains and losses is paid to or received from the broker and a gain or loss is realized.

     LOAN AGREEMENTS
     The Fund may invest in loan agreements which are indirect interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In addition, if the Fund invests in the indebtedness of an emerging country, there is a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

     INDEXED SECURITIES
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At February 28, 1995, the Fund loaned securities having a market value of $3,068,556, collateralized by cash in the amount of $3,157,000, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and redemptions in-kind.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           Undistributed Net Investment          Accumulated Net Realized
                      Income                          Gain (Loss)                 Paid-in Capital
                 ($1,013,321)                         $1,035,131                     ($21,810)

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the period ended February 28, 1995, the Fund received $149,247 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses exceed .40% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the period ended February 28, 1995, was $254. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments and U.S. Government obligations during the period ended February 28, 1995 aggregated $296,190,867 and $75,817,376, respectively. Cost of purchases and proceeds from sales of U.S. Government obligations during the period aggregated $19,945,360 and $17,944,391, respectively.

4.  PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 64% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              Period from
                                           September 30, 1994
                                    (Commencement of Operations) to
                                            February 28, 1995
Shares sold                                     25,227,397
Shares issued to shareholders in
 reinvestment of distributions                     101,052
Shares repurchased                              (1,442,999)
Net increase                                    23,885,450
Fund shares:
 Beginning of period                               ___
 End of period                                  23,885,450


6. FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 28, 1995 is as follows:

   FUTURES CONTRACTS

                                                                                                 Net Unrealized
   Number of                                                                                      Appreciation
   Contracts                    Type                    Expiration Date     Contract Value       (Depreciation)
       Buys
        43            Australian Dollar 10 year            March 1995   $        297,048   $          130,689
       146            Canadian Government Bond             March 1995         10,659,319              542,021
       142            Italian 5 year Bond                  March 1995         21,501,127             (340,075)
        52            Italian 10 year Bond                 March 1995          6,487,580             (174,327)
        35            Italian 10 year Govt. Bond            June 1995          4,157,750             (149,072)
         5            Japanese 10 year Govt. Bond           June 1995          5,563,179               92,448
         6            Japanese 10 year Govt. Bond          March 1995          6,623,465              116,785
        12            Japanese Yen                         March 1995          1,553,250               26,760
       290            MATIF ECU Bond                       March 1995         28,903,935              137,414
        50            MATIF ECU Bond                        June 1995          5,039,767              (13,890)
       280            U.K. Gilt                            March 1995         22,439,492                9,420
                                                                                           $          378,173
      Sales
        77            Australian Dollar 3 year             March 1995            178,696   $         (100,398)
       100            German Deutsche Mark                 March 1995          8,558,750             (447,800)
         5            MATIF                                March 1995            535,898               (6,384)
       100            Swiss Government Bond                March 1995          8,026,132              (81,164)
       100            U.S. Treasury Note                   March 1995         10,396,875             (510,906)
                                                                                           $       (1,146,652)


         At February 28, 1995, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.


FORWARD CURRENCY CONTRACTS

                                                                                Net Unrealized
 Settlement                                  Units of                            Appreciation
   Date          Deliver/Receive             Currency       In Exchange for     (Depreciation)

   Buys
5/1/95        Canadian Dollars                35,000,000     $   24,754,226     $      328,428
3/2/95        German Deutsche Marks              114,000             77,895                (43)
3/1/95        Italian Lira                     1,324,059                789                  3
                                                                                $      328,388

   Sales
3/31/95       Australian Dollars              35,000,000     $   25,718,000     $      (53,072)
3/31/95       European Currency Units         16,500,000         21,034,200             98,213
4/28/95       French Francs                   25,000,000          4,763,720            (91,613)
 3/2/95       German Deutsche Marks              141,000             96,344                 55
3/31/95       German Deutsche Marks            8,000,000          5,479,452             11,115
3/31/95       Great British Pounds             6,500,000         10,316,800             47,927
3/31/95       Italian Lira                15,000,000,000          9,121,036            173,140
3/31/95       Japanese Yen                   900,000,000          9,326,425            (12,835)
3/31/95       Swedish Krona                  167,000,000         23,036,957            354,248
                                                                           $           527,178

FORWARD CROSS CURRENCY CONTRACTS

                                                                                               Net Unrealized
       Settlement                                                                               Appreciation
          Date            Deliver/Receive          Units                  In                   (Depreciation)
                                                   of                     Exchange
                                                   Currency               for
        3/31/95        German Deutsche Marks/      DEM      10,000,000    CHF    8,509,000        $   35,433
                       Swiss Francs

        3/31/95        Italian Lira/               ITL   6,735,600,000    DEM    6,000,000            83,290
                       German Deutsche Marks

        3/31/95        Spanish Pesetas/            ESP   2,653,350,000    DEM   30,000,000          (167,809)
                       German Deutsche Marks
                                                                                                  $  (49,086)




WRITTEN OPTION TRANSACTIONS

                                                        Puts                               Calls
                                           Numbers of                         Numbers of
                                           Contracts         Premiums         Contracts          Premiums
Outstanding, beginning of period              __          $     __               __            $    __
 Options written                               1            103,386              3                96,285
 Options terminated in closing                __                __                __                __
   transactions
 Options expired                              __                __                __                __
   Outstanding, end of period                  1         $  103,386              3             $  96,285

     SUMMARY OF WRITTEN OPTIONS OUTSTANDING

                                         Principal Amount of
                                              Contracts                             Expiration
                                           (000's omitted)       Exercise Price        Date            Value
    Calls
    DEM Call/FRF Put                         30,000 DEM           3.63 DEM            8/31/95      $  96,285

    Puts
    Republic of Brazil
    Capitalization Bond Put                   5,000 USD          45.94 USD            5/10/95      $ 355,500


                                     * * *



GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
FEBRUARY 28, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of GMO Trust and the Shareholders of GMO Emerging Country Debt Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Emerging Country Debt Fund at February 28, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the period from April 19, 1994 (commencement of operations) to February 28, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
April 20, 1995



GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
FEBRUARY 28, 1995

           PAR VALUE        DESCRIPTION                                                                                VALUE ($)
                            DEBT OBLIGATIONS - 80.0%
                            ARGENTINA - 15.1%
AGP            46,670,000   Argentina Bocon - Pro 1, Variable Rate, Peso Deposit Rate 1 mo.,  due 4/1/07                 13,534,300
USD            45,500,000   Argentina Bocon - Pro 2, Variable Rate, 1 mo. LIBOR, due 4/1/07                              18,200,000
USD            10,000,000   Republic of Argentina Discount Bond, 6 mo. LIBOR + 13/16 (7.13%), due 3/31/23                 5,112,500
                                                                                                                         36,846,800
                            BRAZIL - 15.6%
USD            33,133,227   Republic of Brazil Capitalization Bond, 8.00% due 4/15/14                                    13,460,373
USD            24,000,000   Republic of Brazil New Money Bond, Variable Rate, 6 mo. LIBOR + 13/16 (6.75%),
                              due 4/15/09                                                                                12,360,000
USD            31,500,000   Republic of Brazil Par Bonds Series YL3, 4.00% Step Up, due 4/15/24                          12,127,500
                                                                                                                         37,947,873
                            Bulgaria - 3.2%
USD             8,000,000   Bulgaria, Discount, 6 mo. LIBOR + 13/16 (7.56%), due 7/28/24                                  3,460,000
USD            22,000,000   Bulgaria, FLIRB, 2.00% due 7/28/12                                                            4,235,000
                                                                                                                          7,695,000
                            CHINA - 0.8%
USD             2,000,000   Bank of China, 8.25% due 3/15/14                                                              1,857,654

                            COSTA RICA - 0.8%
USD             3,600,000   Banco Central Costa Rica Par Bond A, 6.25% due 5/21/10                                        1,872,000

                            DOMINICAN REPUBLIC - 1.6%
USD             7,750,000   Dominican Republic, Discount Bond, 6 mo. LIBOR + 13/16 (7.13%), due 8/30/24                   3,720,000

                            ECUADOR - 1.5%
USD             2,750,217   Republic of Ecuador Discount, Variable Rate, 6 mo. LIBOR + 13/16 (7.25%),
                              due 2/28/25                                                                                 1,216,930
USD             9,400,000   Republic of Ecuador PDI, Variable Rate, 3.00% Step Up, due 2/27/15 (c)                        2,373,445
                                                                                                                          3,590,375
                            HUNGARY - 0.6%
USD             2,095,000   National Bank of Hungary, 8.88% due 11/1/13                                                   1,566,800

                            INDONESIA - 0.4%
USD             1,000,000   Tjiwi Kimia International, 13.25% due 8/1/01                                                  1,005,000

                            JORDAN - 4.5%
USD             4,000,000   Jordan Par, 4.00% Step Up, due 12/23/23                                                       1,440,000
USD            14,169,378   Jordan PDI, Variable Rate, 6 mo. LIBOR + 13/16 (7.63%), due 12/23/05                          9,493,483
                                                                                                                         10,933,483
                            MEXICO - 8.7%
FRF           190,000,000   Mexico Par Bond, 6.63% due 12/31/19                                                          18,409,422
CHF             1,500,000   United Mexican States Par Bond, 3.75% due 12/31/19                                              441,105
USD             5,000,000   United Mexican States Par Bond, 6.25% due 12/31/19                                            2,443,750
                                                                                                                         21,294,277
                            NIGERIA - 0.8%
USD             5,000,000   Central Bank of Nigeria Par Bond, 6.25% due 11/15/20                                          1,943,750

                            PAKISTAN - 0.8%
USD             2,000,000   Islamic Republic of Pakistan, 11.50% due 12/22/99                                             1,900,000

                            PANAMA - 1.4%
USD             4,601,000   Republic of Panama, FRN Variable Rate, 6 mo. LIBOR + 13/16 (7.13%),
                              due 5/10/02                                                                                 3,312,720

                            PHILIPPINES - 0.7%
USD             3,000,000   Central Bank of the Philippines Par, 5.75% Step Up, due 12/1/17 (a)                           1,770,000

                            POLAND - 2.4%
USD            15,000,000   Poland PDI, 3.25% Step Up, due 10/27/14                                                       5,962,500

                            SOUTH AFRICA - 4.1%
ZAL            22,000,000   Republic of South Africa ESCOM #169, 15.00% due 10/1/98                                       5,459,259
ZAL            22,000,000   Republic of South Africa R153, 13.00% due 8/31/11                                             4,475,862
                                                                                                                          9,935,121
                            SOUTH KOREA - 0.2%
USD               500,000   Korea Electric Power, 6.38% due 12/1/03                                                         438,750

                            THAILAND - 0.2%
THB            15,000,000   Thai Military Bank, 6.75% due 2/28/97                                                           566,109

                            TURKEY - 1.3%
GBP             2,900,000   Republic of Turkey, 9.00% due 10/27/03                                                        3,276,752

                            URUGUAY - 0.1%
USD               500,000   Banco Central del Uruguay DCN, Variable Rate, 6 mo. LIBOR + 13/16 (7.88%),
                              due 2/18/07                                                                                   325,000
                            UNITED STATES - 6.2%

                            ASSET BACKED SECURITIES - 1.9%
USD             3,500,000   Fremont SBL Master Trust 93-A Class A, Variable Rate, 6.60% due 3/15/98                       3,503,828
USD             1,000,000   Premier Auto Trust 94-4 Class B Certificates, 6.85% due 5/2/99                                  983,719
                                                                                                                          4,487,547
                            STRUCTURED NOTE - 1.0%
USD             3,000,000   Bankers Trust Medium Term Note, 17.10% due 10/14/97 (d)                                       2,523,600

                            U.S. GOVERNMENT - 3.3%
USD             8,000,000   U.S. Treasury Note, 6.88% due 10/31/96 (b)                                                    8,017,488

                            Total United States                                                                          15,028,635

                            VENEZUELA - 9.0%
USD            19,598,000   Republic of Venezuela FLIRB Series A, Variable Rate, 7.00% due 3/31/07                        8,786,735
USD            29,334,000   Republic of Venezuela FLIRB Series B, Variable Rate, 7.00% due 3/31/07                       13,160,505
                                                                                                                         21,947,240
                            TOTAL DEBT OBLIGATIONS (Cost $217,196,565)                                                  194,735,839
                            LOAN PARTICIPATIONS - 15.5%
                            CHILE - 1.7%
JPY           463,687,933   Banco del Estado de Chile Syndicated Loan, (Sub-participation with Citicorp)                  4,123,803

                            IVORY COAST - 1.2%
USD             6,000,000   Ivory Coast Syndicated Loan (Sub-participation with Banque Paribas)*                            870,000
FRF            79,141,655   Ivory Coast Syndicated Loan (Sub-participation with Banque Paribas,
                              Morgan Stanley, and Bank of America, Illinois)*                                             2,229,342
                                                                                                                          3,099,342
                            JAMAICA - 1.6%
USD             6,000,000   Republic of Jamaica Syndicated Loan Tranche B,
                              (Sub-participation with Chase Manhattan Bank and Salomon)                                   3,780,000

                            MEXICO - 5.0%
USD            21,000,000   United Mexican States Combined Old New Money Registered Loan, LIBOR + 13/16,
                              (Sub-participation with Chase Manhattan Bank, Morgan Stanley and Salomon)                  12,180,000

                            MOROCCO - 1.1%
USD             2,000,000   Kingdom of Morocco Registered Loan Agreement Tranche A, LIBOR + 13/16,
                              (Sub-participation with Banque Paribas)                                                     1,240,000
USD             2,000,000   Kingdom of Morocco Registered Loan Agreement Tranche B, LIBOR + 13/16,
                              (Sub-participation with Banque Paribas)                                                     1,337,500
                                                                                                                          2,577,500
                            NIGERIA - 1.7%
USD            15,000,000   Nigeria Promissory Notes
                              (Sub-participation with J.P. Morgan and Salomon)*                                           4,200,000

                            PANAMA - 1.5%
JPY           386,232,904   Republic of Panama Syndicated Loan
                              (Sub-participation with Chase Manhattan Bank)*                                              1,487,815
USD             5,000,000   Republic of Panama Syndicated Loan
                              (Sub-participation with Chase Manhattan Bank)*                                              2,187,500
                                                                                                                          3,675,315
                            RUSSIA - 1.7%
ECU             3,000,000   Russia Vnesheconombank Promissory Note
                              (Sub-participation with Bank of America Illinois)*                                            761,402
FRF            40,750,000   Russia Vnesheconombank Syndicated Loan
                              (Sub-participation with Banque Paribas and Chase Manhattan Bank)*                           1,840,578
NLG            13,276,991   Russia Vnesheconombank Syndicated Loan
                              (Sub-participation with Chase Manhattan Bank and Morgan Stanley)*                           1,616,189
                                                                                                                          4,218,169

                            TOTAL LOAN PARTICIPATIONS (Cost $42,230,652)                                                 37,854,129

  PRINCIPAL AMOUNT          PURCHASED OPTIONS - 2.2%
    OF CONTRACTS
   (000's omitted)          CALL OPTIONS PURCHASED - 1.7%
                            OPTIONS ON BONDS - 1.3%
USD                 4,000   Argentina Par Bond 4.25%, Expires 5/3/95, Strike 50.00                                            4,000
USD                60,000   Brazil Par Series YL3, 4.00%, Expires 4/13/95 Strike 36.00                                    2,040,000
USD                20,000   Brazil Par Series YL3, 4.00%, Expires 4/18/95 Strike 34.81                                      806,000
USD                20,000   Mexican Par Bond 6.63%, Expires 3/31/95 Strike 50.00                                            314,000
                                                                                                                          3,164,000
                            OPTIONS ON LOAN PARTICIPATIONS - 0.4%
FRF                40,000   Russia Vnesheconombank Promissory Note, Expires 6/13/95 Strike 10.00                            854,784


                            TOTAL CALL OPTIONS PURCHASED (Cost $7,455,511)                                                4,018,784

                            PUT OPTIONS PURCHASED - 0.5%
                            OPTIONS ON BONDS - 0.5%
USD                17,460   Brazil IDU, Brady Bond, Expires 4/13/95 Strike 78.88                                            484,428
USD                 5,820   Brazil IDU, Brady Bond, Expires 4/17/95 Strike 78.75                                            145,500
USD                 9,700   Brazil IDU, Brady Bond, Expires 5/10/95 Strike 79.44                                            324,795
USD                15,520   Brazil IDU, Brady Bond, Expires 5/2/95 Strike 75.88                                             240,560
                                                                                                                          1,195,283

                            TOTAL PUT OPTIONS PURCHASED (Cost $706,184)                                                   1,195,283
            SHARES          RIGHTS AND WARRANTS - 0.0%
                            MEXICO - 0.0%
               23,534,000   Mexico Value Recovery, Series Rights, Expires 6/30/03                                                 0

                            NIGERIA - 0.0%
                    5,000   Central Bank of Nigeria Warrants, Expires 11/15/20                                                    0


                            TOTAL RIGHTS AND WARRANTS (Cost $0)                                                                   0

                            SHORT-TERM INVESTMENTS - 13.4%
                            REPURCHASE AGREEMENTS - 9.6%
   $           11,672,695   Prudential Securities Group, Inc. Repurchase Agreement
                            dated 2/28/95, due 3/1/95, with a maturity value of $11,674,559 and an effective yield of 5.75%, collateralized by U.S. Government
                            Agency Obligations with rates ranging from 3.64% to 11.62%, maturities ranging from 5/1/00 to 10/25/24, and with an aggregate market
                            value of $11,906,094.                                                                        11,672,695

               11,672,695   Salomon   Brothers   Repurchase   Agreement,   dated
                            2/28/95,  due  3/1/95,  with  a  maturity  value  of
                            $11,674,511   and  an  effective   yield  of  5.60%,
                            collateralized  by a U.S.  Treasury Bond with a rate
                            of 6.25%, a maturity date of 8/15/23,
                            and with an aggregate market value of $11,990,728.                                           11,672,695
                                                                                                                         23,345,390
                            CASH EQUIVALENTS - 3.8%
                7,405,568   Bank of Boston Cash Sweep, 5.39% due 3/1/95                                                   7,405,568
                  843,228   Bank of Boston Time Deposit, 6.05%, due 3/1/95                                                  843,228
                  366,661   Dreyfus Cash Management Money Market Fund Plus, A Shares                                        366,661
                   93,587   National Westminster Time Deposit, 6.05%, due 3/1/95                                             93,587
                  526,524   Provident Institutional Prime Money Market Fund                                                 526,524
                                                                                                                          9,235,568

                            TOTAL  SHORT-TERM INVESTMENTS (at amortized cost)                                            32,580,958

                            TOTAL INVESTMENTS - 111.1%
                            (Cost $300,169,870) * *                                                                     270,384,993

                            Other Assets and Liabilities (net) - (11.1%)                                                (26,933,649)

                            TOTAL NET ASSETS - 100.0%                                                                  $243,451,344





                NOTES TO THE SCHEDULE OF INVESTMENTS:


                  The principal amount of each security is stated in the currency in which the security is denominated.

                  AGP     -  Argentinian Peso                       JPY    -    Japanese Yen
                  CHF     -  Swiss Franc                            NLG    -    Netherlands Guilder
                  ECU     -  European Currency Unit                 THB    -    Thai Baht
                  FRF     -  French Franc                           USD    -    United States Dollar
                  GBP     -  British Pound Sterling                 ZAL    -    South African Rand

                  (a)  All or a portion of this security is on loan.

                  (b)  This security is held as collateral for open futures contracts.

                  (c)  This security has been purchased on a when-issued basis.

                  (d)  Principal is linked to the value of the Brazilian Capitalization Bond and the
                         Brazilian IDU Bond.

                  Variable Rates - The rates  shown on  variable  rate  notes are the current interest rates at February 28, 1995, which are subject to change based on the terms of the security.

                  *      Non-performing.  Borrower not currently paying interest.

                  **     The aggregate identified cost for federal income tax
                          purposes is $301,145,490 resulting in gross unrealized
                          appreciation   and   depreciation  of  $2,506,846  and
                          $33,267,343,    respectively,   and   net   unrealized
                          depreciation of $30,760,497.

              See accompanying notes to the financial statements.


GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1995

ASSETS:
  Investments, at value (cost $267,588,912) (Note 1)                   $         237,804,035
  Short-term investments, at amortized cost (Note 1)                              32,580,958
  Foreign currency, at value (cost $431,386) (Note 1)                                438,317
  Interest receivable                                                              6,138,138
  Receivable for Fund shares sold                                                  4,283,500
  Premium receivable for options written (Note 1)                                  1,111,088
  Receivable from brokers for open futures contracts (Note 1)                         10,141
  Receivable for expenses waived or borne by Manager (Note 2)                         30,156

    Total assets                                                                 282,396,333



LIABILITIES:
  Payable for investments purchased                                               35,475,790
  Payable upon return of securities loaned (Note 1)                                1,829,738
  Payable for open forward foreign currency contracts (Note 6)                       725,486
  Written options outstanding, at value (premiums $206,773) (Note 6)                 711,000
  Payable to affiliate for management fee (Note 2)                                    88,646
  Accrued expenses                                                                   114,329

    Total liabilities                                                             38,944,989



NET ASSETS(equivalent to $8.39 per share based
  on 29,024,789 shares outstanding, unlimited shares authorized)       $         243,451,344

NET ASSETS CONSIST OF:
  Paid-in capital                                                      $         280,701,575
  Undistributed net investment income                                              2,358,106
  Accumulated net realized loss                                                   (7,744,126)
  Net unrealized depreciation                                                    (31,864,211)

    NET ASSETS                                                         $         243,451,344

              See accompanying notes to the financial statements.







GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT  OF  OPERATIONS  -  PERIOD  FROM  APRIL  19,  1994
(COMMENCEMENT  OF OPERATIONS) TO FEBRUARY 28, 1995

INVESTMENT INCOME:
  Interest (including securities lending income of $2,495)         $   9,250,552

EXPENSES:
  Management fee (Note 2)                                                417,918
  Custodian and transfer agent fees                                       75,793
  Audit fees                                                              50,014
  Registration fees                                                       44,354
  Legal fees                                                               2,723
  Insurance                                                                  952
  Trustee fee (Note 2)                                                       378
  Miscellaneous                                                              606

    Total expenses                                                       592,738

    Less:  expenses waived or borne by Manager (Note 2)                 (174,820)

    Net expenses                                                         417,918
      Net investment income                                            8,832,634
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES CONTRACTS,
  WRITTEN OPTIONS, FOREIGN CURRENCY, FORWARD CONTRACTS AND FOREIGN
  CURRENCY RELATED TRANSACTIONS:
    Net realized gain (loss) on:
      Investments                                                     (5,525,604)
      Closed futures contracts                                          (157,100)
      Foreign currency, forward contracts and foreign
        currency related transactions                                   (506,497)
        Net realized loss                                             (6,189,201)

    Change in net unrealized appreciation (depreciation) on:
      Investments                                                    (29,784,877)
      Open futures contracts                                            (879,743)
      Written options                                                   (504,227)
      Foreign currency, forward contracts and foreign
        currency related transactions                                   (695,364)
        Net unrealized loss                                          (31,864,211)

    Net realized and unrealized loss on investments,  futures
        contracts, written options, foreign currency,  forward
        contracts and foreign currency related transactions          (38,053,412)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (29,220,778)

              See accompanying notes to the financial statements.





GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS - PERIOD FROM APRIL 19, 1994
(COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1995

INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                                            $     8,832,634
   Net realized loss on investments, closed futures
     contracts, foreign currency, forward contracts
     and foreign currency related transactions                                           (6,189,201)
   Change in net unrealized depreciation on investments, open futures contracts, written options, foreign currency, forward
     contracts and foreign currency related transactions                                (31,864,211)

   Net decrease in net assets resulting from operations                                 (29,220,778)

Distributions to shareholders from:
   Net investment income                                                                 (6,479,050)
   In excess of net realized gains                                                       (1,550,403)

                                                                                         (8,029,453)

Fund share transactions:  (Note 5)
   Proceeds from sale of shares                                                         277,027,720
   Net asset value of shares issued to shareholders
     in payment of distributions declared                                                 5,095,310
   Cost of shares repurchased                                                            (1,421,455)

   Net increase in net assets resulting
     from Fund share transactions                                                       280,701,575

   Total increase in net assets                                                         243,451,344

NET ASSETS:
   Beginning of period

   End of period (including undistributed net
     investment income of $2,358,106)                                               $   243,451,344


              See accompanying notes to the financial statements.




GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                      PERIOD FROM APRIL 19, 1994
                                                     (COMMENCEMENT OF OPERATIONS)
                                                          TO FEBRUARY 28, 1995

NET ASSET VALUE, BEGINNING OF PERIOD                    $          10.00

Income (loss) from investment operations:
  Net investment income (a)                                         0.48
  Net realized and unrealized gain (loss)
   on investments                                                  (1.59)
    Total from investment operations                               (1.11)

Less distributions to shareholders:
  From net investment income                                       (0.40)
  In excess of net realized gains                                  (0.10)

    Total distributions                                            (0.50)

NET ASSET VALUE, END OF PERIOD                          $           8.39

TOTAL RETURN (B)                                                 (11.65%)


RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                     $        243,451
  Net expenses to average
    daily net assets (a)                                            0.50%
  Net investment income to average
    daily net assets (a)                                           10.57%
  Portfolio turnover rate                                            104%

*   Annualized.
(a) Net of fees and expenses voluntarily waived or borne by the Manager of $.01 per share for the period ended February 28, 1995.
(b) Calculation excludes subscription fees. The total return would have been lower had certain expenses not been waived during the period shown.

              See accompanying notes to the financial statements.



GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES
     The GMO Emerging Country Debt Fund (the "Fund"), which commenced operations on April 19, 1994, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FUTURES CONTRACTS
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of February 28, 1995.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1995.

     OPTIONS
     The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of February 28, 1995.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     In some cases, depending upon the executing broker, premiums on purchased and written options are not paid or received until the contracts expire or are closed or exercised. These contracts are marked to market daily, and the daily change in market value is paid to or received from the respective broker. A corresponding payable or receivable is recorded for the accumulated unrealized position received or paid. Upon settlement, the net payable or receivable for original premiums and accumulated unrealized gains and losses is paid to or received from the broker and a gain or loss is realized.

     LOAN AGREEMENTS
     The Fund may invest in loan agreements which are indirect interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In addition, if the Fund invests in the indebtedness of an emerging country, there is a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

     INDEXED SECURITIES
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1995, the Fund loaned securities having a market value of $1,770,000, collateralized by cash in the amount of $1,830,000, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

     The following reclassification represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 1995. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

           Undistributed Net Investment          Accumulated Net Realized
                      Income                             Loss                     Paid-in Capital

                    $4,522                             ($4,522)                          __

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Premium and market discounts are amortized or accreted.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The  premium  on cash  purchases  of  Fund  shares  is  .50% of the  amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the period ended February 28, 1995, the Fund received $1,129,714 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses exceed .50% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the period ended February 28, 1995, was $378. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments and U.S. Government obligations during the period ended February 28, 1995 aggregated $341,480,895 and $88,789,320, respectively. Cost of purchases and proceeds from sales of U.S. Government obligations during the period aggregated $17,958,559 and $9,992,597, respectively.

4.  PRINCIPAL SHAREHOLDERS

     At February 28, 1995, 43% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                            Period from April 19, 1994
                                           (commencement of operations)
                                               to February 28, 1995

Shares sold                                           28,628,219
Shares issued to shareholders in
  reinvestment of distributions                          549,064
Shares repurchased                                      (152,494)
Net increase                                          29,024,789

Fund shares:
  Beginning of period                                       --
  End of period                                       29,024,789

6.  FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at February 28, 1995 is as follows:

FORWARD CURRENCY CONTRACTS

                                                    Units            In Exchange for        Net Unrealized
      Settlement Date      Deliver/Receive       of Currency        (in U.S. Dollars)        Depreciation
         Purchases
           3/2/95          Brazilian Real             8,800,000  $          10,377,359  $           (28,476)

            Sales
           3/2/95          Brazilian Real             8,800,000             10,000,000  $          (348,882)
          4/28/95          French Francs             95,000,000             18,102,134             (348,128)
                                                                                        $          (697,010)




FUTURES CONTRACTS


     Number of                                                                          Net Unrealized
     Contracts                  Type              Expiration Date      Contract Value    Depreciation
        Sales
         50           Euro Dollar                        June 1995  $      11,686,250 $          (120,375)
         40           German Deutsche Mark               June 1995          3,423,501            (235,800)
        100           MATIF                              June 1995         10,658,381            (135,693)
         50           U.S. Treasury Bond                March 1995          5,198,438            (387,875)
                                                                                      $          (879,743)

     At February 28, 1995, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

WRITTEN PUT OPTION TRANSACTIONS

                                     Number of
                                     Contracts      Premiums
Outstanding, beginning of period          --      $      --
  Options written                          3        249,273
  Options exercised                       (1)       (42,500)
Outstanding, end of period                 2      $ 206,773

SUMMARY OF WRITTEN PUT OPTIONS OUTSTANDING

                                     Principal Amount
                                       of Contracts                        Expiration
                                      (000's omitted)     Exercise Price      Date           Value
Republic of Brazil
Capitalization Bond Put               $10,000               $49.94         5/10/95        $  711,000



                                     * * *



GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS (UNAUDITED)


     For  the  fiscal  year  ended   February  28,  1995,   all  of  the  Fund's
     distributions are from investment company taxable income, except that the Fund has designated 1.78% of distributions as net capital gain dividends.


GMO CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

           SHARES           DESCRIPTION                                                                                 VALUE ($)

                            STOCK - 95.7%
                            AEROSPACE - 3.1%
              577,201       Lockheed Martin                                                                               35,137,111
              673,150       Raytheon Co                                                                                   54,441,006
                                                                                                                          89,578,117
                            AUTOMOTIVE - 0.1%
               48,800       Bandag Inc                                                                                     2,897,500

                            BANKING AND FINANCIAL SERVICES - 6.5%
                7,000       Bancorp Hawaii Inc                                                                               234,500
              244,685       Bear Stearns Cos Inc                                                                           5,046,618
              153,200       Beneficial Corp                                                                                7,525,950
                6,600       California Federal Bank                                                                          103,125
                  660       California Federal Bank Goodwill Certificate *                                                     4,373
               41,153       Charles Schwab & Co *                                                                          1,913,615
               86,500       Chase Manhattan Corp                                                                           4,973,750
              228,100       Chemical Banking Corp                                                                         13,286,825
              666,100       Citicorp                                                                                      44,212,388
              563,671       Dean Witter Discover and Co                                                                   28,747,221
              151,955       Edwards (A G) Inc                                                                              3,703,903
               25,000       First Bank of America Corp                                                                     1,106,250
               71,800       First Chicago Corp                                                                             4,550,325
                1,100       Glendale Federal Bank *                                                                           17,325
              307,300       Household International Inc (a)                                                               17,247,213
              301,200       Morgan Stanley Group Inc                                                                      26,166,750
              185,600       Student Loan Marketing Association                                                            10,045,600
              385,500       Travelers Inc                                                                                 18,504,000
                                                                                                                         187,389,731
                            COMPUTER AND OFFICE EQUIPMENT - 2.6%
              973,000       Micron Technology (a)                                                                         74,799,375

                            COMPUTERS - 0.4%
              283,300       Silicon Graphics * (a)                                                                        11,969,425

                            CONSTRUCTION - 0.1%
               19,800       Vulcan Materials Inc                                                                           1,041,975
               56,300       York International Corp                                                                        2,505,350
                                                                                                                           3,547,325
                            CONSUMER GOODS - 3.5%
              325,400       Black and Decker Corp                                                                         10,534,825
               77,500       Clorox Co                                                                                      5,240,938
              729,100       Eastman Kodak Co                                                                              42,014,388
              145,900       International Flavors & Fragrances                                                             6,984,963
              234,900       Liz Claiborne                                                                                  5,343,975
               58,700       National Service Industries                                                                    1,702,300
               97,500       Nike Inc Class B (a)                                                                           9,030,938
              171,400       Polaroid Corp                                                                                  7,477,325
                  700       Premark International Inc                                                                         36,663
              126,900       Reebok International Ltd (a)                                                                   4,504,950
              171,700       VF Corp                                                                                        9,400,575
                                                                                                                         102,271,840
                            FOOD AND BEVERAGE - 12.7%
              614,300       Anheuser-Busch Cos Inc                                                                        35,091,888
              808,900       Archer Daniels Midland Co                                                                     13,447,963
              151,600       Brown Forman Corp Class B                                                                      5,609,200
            1,767,700       Coca-Cola Co                                                                                 113,574,725
              602,200       ConAgra Inc                                                                                   22,808,295
              206,200       CPC International Inc                                                                         12,964,825
              113,950       Dean Foods Co                                                                                  3,019,675
              437,500       General Mills Co                                                                              22,585,938
              617,600       Heinz (H J) Co (a)                                                                            26,170,800
               42,000       Hershey Foods Corp (a)                                                                         2,514,750
               90,700       Hormel (Geo A) and Co                                                                          2,176,800
               95,800       IBP Inc                                                                                        4,718,150
              305,500       Kellogg Co                                                                                    20,621,250
              356,900       Pepsico Inc                                                                                   16,149,725
              676,300       Sara Lee Corp                                                                                 18,767,325
               54,200       Tyson Food Inc Class A                                                                         1,395,650
              301,400       Unilever ADR                                                                                  37,260,575
               82,700       Universal Foods Corp                                                                           2,625,725
              252,600       Whitman Corp                                                                                   5,083,575
                                                                                                                         366,586,834
                            HEALTH CARE - 4.0%
                5,400       Bausch & Lomb Inc                                                                                214,650
              524,200       Johnson & Johnson                                                                             36,169,800
              422,500       Medtronic Inc                                                                                 39,873,438
               89,800       Rhone Poulenc Rorer Inc                                                                        3,973,650
               31,100       Tambrands Inc                                                                                  1,395,613
              520,250       Tenet Healthcare Corp *                                                                        8,258,969
              485,400       Upjohn Co                                                                                     20,568,825
              136,600       Wellpoint Health Networks Class A *                                                            4,063,850
                                                                                                                         114,518,795
                            INSURANCE - 5.9%
              286,600       Aetna Life and Casualty Co                                                                    19,560,450
              230,900       AFLAC Corp                                                                                     9,438,038
               35,400       Allmerica Property and Casualty                                                                  854,025
              430,200       Allstate Corp                                                                                 14,573,025
               94,400       AMBAC Inc                                                                                      3,988,400
              461,900       American General Corp                                                                         16,281,975
              205,850       AON Corp                                                                                       8,028,150
               55,600       Chubb Corp                                                                                     5,073,500
              154,200       Cigna Corp                                                                                    14,918,850
               15,300       CNA Financial Corp *                                                                           1,466,888
               25,300       Geico Corp                                                                                     1,726,725
               19,900       Jefferson Pilot Corp                                                                           1,251,213
              112,800       Loews Corp                                                                                    14,819,100
               10,000       Marsh & McLennan Cos Inc                                                                         823,750
               62,000       MBIA Inc                                                                                       4,216,000
               31,800       MGIC Investment (a)                                                                            1,780,800
              118,000       Old Republic International Corp (a)                                                            3,259,750
               90,100       Provident Life and Accident Insurance Co Class B                                               2,353,863
              137,900       Providian Corp                                                                                 5,291,913
               45,200       Safeco Corp (a)                                                                                2,921,050
              307,100       St Paul Cos (a)                                                                               16,660,175
              220,250       Torchmark Corp (a)                                                                             8,810,000
              133,509       Transamerica Corp                                                                              9,078,612
               11,700       Transatlantic Holdings Inc                                                                       819,000
               90,500       Twentieth Century Industries *                                                                 1,425,375
                                                                                                                         169,420,627
                            MACHINERY - 0.8%
              112,100       Dover Corp                                                                                     8,939,975
               77,200       FMC Corp * (a)                                                                                 5,944,400
              227,300       Harnischfeger Industries                                                                       8,353,275
                                                                                                                          23,237,650
                            MANUFACTURING - 6.9%
            1,510,027       Boeing Co                                                                                     96,264,221
              123,400       Crown Cork & Seal Inc * (a)                                                                    5,553,000
              125,600       Danaher Corp                                                                                   4,144,800
              735,944       International Business Machines Corp                                                          76,078,211
              352,100       Pall Corp (a)                                                                                  7,702,188
              171,500       Tenneco Inc                                                                                    8,317,750
                7,100       Textron Inc                                                                                      486,350
                                                                                                                         198,546,520
                            OIL AND GAS - 5.4%
              280,700       Amoco Corp                                                                                    17,894,625
               56,800       Atlantic Richfield Co                                                                          6,198,300
               70,500       Cabot Corp                                                                                     3,392,813
              192,622       Chevron Corp                                                                                   9,318,089
               22,500       Columbia Gas Systems *                                                                           793,125
               27,709       El Paso Natural Gas Co                                                                           779,316
              730,700       Exxon Corp                                                                                    50,235,625
                3,400       FINA Inc Class A                                                                                 157,250
              213,300       Mobil Corp                                                                                    20,316,825
                7,200       Murphy Oil Corp                                                                                  291,600
               32,100       National Fuel Gas                                                                                902,813
               82,800       Nicor Inc                                                                                      2,121,750
               29,300       Occidental Petroleum Corp                                                                        637,275
                  100       Pennzoil Co                                                                                        4,400
               43,300       Peoples Energy Corp                                                                            1,179,925
              200,500       Royal Dutch Petroleum Co ADR (a)                                                              23,909,625
               99,200       Texaco Inc                                                                                     6,423,200
              331,100       Williams Companies Inc (a)                                                                    12,126,538
                                                                                                                         156,683,094
                            PAPER AND ALLIED PRODUCTS - 0.2%
               72,200       Consolidated Papers Inc                                                                        4,368,100
               44,000       Glatfelter (PH) Co (a)                                                                           990,000
                                                                                                                           5,358,100
                            PHARMACEUTICALS - 12.1%
              658,500       Abbott Laboratories                                                                           25,516,875
              525,320       American Home Products Corp                                                                   40,449,640
              738,100       Amgen Inc *                                                                                   35,336,538
            1,100,100       Bristol-Myers Squibb Co                                                                       75,494,363
              780,500       Lilly (Eli) & Co                                                                              63,903,438
            1,036,200       Merck & Co Inc                                                                                51,680,475
              148,050       Mylan Laboratories (a)                                                                         3,386,644
            1,052,800       Pfizer Inc                                                                                    51,982,000
               46,900       Schering-Plough Corp (a)                                                                       2,186,713
               40,200       Warner Lambert Co                                                                              3,633,075
                                                                                                                         353,569,761
                            PRINTING AND PUBLISHING - 0.8%
              202,500       Dun and Bradstreet Corp                                                                       11,719,688
               51,400       McGraw Hill Inc                                                                                4,047,750
              172,500       Readers Digest Association Inc (a)                                                             7,978,125
                                                                                                                          23,745,563
                            REFINING - 0.3%
              286,100       Ashland Inc (a)                                                                                9,369,775

                            RETAIL TRADE - 1.9%
              299,900       American Stores Co                                                                             8,809,563
              159,100       Circuit City Stores Inc                                                                        5,488,950
               52,300       Fruit of the Loom Inc *                                                                        1,229,050
              349,800       Melville Corp                                                                                 11,674,575
              417,300       Rite Aid Corp (a)                                                                             11,684,400
              396,600       Walgreen Co                                                                                    9,716,700
               34,700       Weismarkets Inc                                                                                  980,275
               70,500       Winn Dixie                                                                                     4,194,750
                                                                                                                          53,778,263
                            SERVICES - 1.2%
               35,300       BHC Communications Inc Class A *                                                               3,203,475
              117,300       Capital Cities/ABC Inc                                                                        13,489,500
               56,400       Fleming Cos                                                                                    1,642,650
              173,600       Gannett Co Inc                                                                                 9,287,600
               11,600       Kingworld Productions Inc *                                                                      440,800
               39,900       Manpower Inc (a)                                                                               1,147,125
               63,200       Omnicom Group                                                                                  3,965,800
               68,600       Supervalu Inc (a)                                                                              2,032,275
                                                                                                                          35,209,225
                            TECHNOLOGY - 9.2%
              552,800       3Com Corp * (a)                                                                               21,559,200
              450,400       Apple Computer                                                                                19,367,200
               75,400       Avery Dennison Corp                                                                            3,091,400
              303,300       Cisco Systems Inc *                                                                           19,904,063
              355,200       Digital Equipment Corp *                                                                      14,829,600
            1,106,800       Hewlett-Packard Inc                                                                           88,544,000
              464,900       LSI Logic Corp * (a)                                                                          22,896,325
              456,200       Microsoft Corp *                                                                              42,198,500
              504,300       Novell Inc *                                                                                   9,077,400
              319,900       Sun Microsystems Inc * (a)                                                                    18,514,213
              190,500       Vishay Intertechnology Inc *                                                                   7,715,250
                                                                                                                         267,697,151
                            TELECOMMUNICATIONS - 3.5%
               64,100       Alltel Corp                                                                                    1,810,825
              533,100       AT & T Corp                                                                                   30,120,150
              149,800       Bell Atlantic Corp                                                                             8,950,550
              168,600       Bellsouth Corp                                                                                11,591,250
               99,600       Cincinnati Bell Inc *                                                                          2,714,100
               55,000       Frontier Corp                                                                                  1,533,125
              325,900       GTE Corp                                                                                      11,936,088
              144,900       Nynex Corp                                                                                     6,520,500
              145,600       Pacific Telesis Group                                                                          4,131,400
              203,700       SBC Communications                                                                            10,312,313
              118,400       Sprint Corp                                                                                    4,203,200
              161,200       US West Inc                                                                                    7,012,200
                                                                                                                         100,835,701
                            TOBACCO - 2.1%
              805,800       Philip Morris Cos Inc                                                                         60,132,825

                            UTILITIES - 12.4%
              324,800       AES Corp *                                                                                     6,008,800
              442,600       Allegheny Power System Inc (a)                                                                10,788,375
              525,800       American Electric Power Inc                                                                   17,942,925
              187,000       Ameritech Corp                                                                                 9,583,750
               14,100       Atlanta Gas Light (a)                                                                            519,938
              357,350       Baltimore Gas and Electric Co                                                                  9,380,438
               80,200       Brooklyn Union Gas Co                                                                          2,015,025
               17,900       California Energy Co Inc *                                                                       373,663
               78,300       Carolina Power and Light Co                                                                    2,397,938
              148,488       Centerior Energy Corp                                                                          1,596,246
              499,400       Central & South West Corp                                                                     12,235,300
              454,000       Cinergy Corp                                                                                  11,633,750
               56,300       Cipsco Inc                                                                                     1,850,863
              165,100       CMS Energy Corp (a)                                                                            4,065,588
              236,800       Consolidated Edison                                                                            6,689,600
               22,500       Delmarva Power and Light Co (a)                                                                  489,375
               34,500       Destec Energy Inc *                                                                              547,688
              431,474       Detroit Edison Co                                                                             13,213,891
              254,600       Dominion Resources Inc                                                                         9,197,425
              380,950       DPL Inc                                                                                        8,476,138
              127,200       DQE (a)                                                                                        3,036,900
              439,300       Duke Power Co                                                                                 17,846,563
              207,944       Entergy Corp                                                                                   4,990,656
              194,200       Florida Progress Corp                                                                          5,898,825
              246,500       FPL Group Inc                                                                                  9,582,688
              158,100       General Public Utilities                                                                       4,525,613
               36,300       Hawaiian Electric Industry Inc                                                                 1,311,338
               28,800       Houston Industries Inc                                                                         1,220,400
               92,800       Idaho Power Co                                                                                 2,447,600
               28,600       IES Industries                                                                                   722,150
               85,100       Illinova Corp                                                                                  2,138,138
               38,300       Ipalco Enterprises Inc (a)                                                                     1,326,138
              113,000       Kansas City Power and Light Co (a)                                                             2,528,375
               30,800       Ku Energy Corp                                                                                   839,300
               38,600       LG&E Energy Corp                                                                               1,495,750
              127,000       MCN Corp                                                                                       2,365,375
              103,000       Midamerican Energy Co                                                                          1,467,750
                8,900       Minnesota Power & Light Co                                                                       239,188
              156,200       Montana Power Co                                                                               3,436,400
               99,800       Nevada Power Co                                                                                2,033,425
               88,800       New England Electric System (a)                                                                3,108,000
               55,300       New York State Electric and Gas Corp                                                           1,334,113
              136,900       Nipsco Industries Inc                                                                          4,483,475
              186,400       Northern States Power Co                                                                       7,945,300
              108,000       Oklahoma Gas and Electric Co (a)                                                               3,820,500
              372,400       Pacific Enterprises                                                                            8,937,600
               14,600       Pacific Gas and Electric Co                                                                      419,750
            1,130,100       PacifiCorp (a)                                                                                20,483,063
              564,300       Panhandle Eastern Corp                                                                        14,107,500
               21,500       Portland General Electric Co (a)                                                                 516,000
              566,300       Potomac Electric Power Co (a)                                                                 12,104,663
              189,500       PP&L Resources Inc (a)                                                                         4,145,313
              288,700       Public Service of Colorado (a)                                                                 9,346,663
              126,700       Puget Sound Power and Light Co                                                                 2,739,888
              115,200       Scana Corp (a)                                                                                 2,678,400
            1,549,300       Southern Co (a)                                                                               32,728,963
               57,700       Southwesten Public Service Co (a)                                                              1,731,000
              291,300       Teco Energy (a)                                                                                6,299,363
               37,900       UGI Corp (a)                                                                                     810,113
              150,900       Union Electric Co (a)                                                                          5,375,813
               53,800       Utilicorp United Inc                                                                           1,459,325
               24,300       Washington Gas Light                                                                             464,738
              162,300       Washington Water Power (a)                                                                     2,515,650
               92,400       Western Resources Inc                                                                          2,795,100
              384,500       Wisconsin Energy Corp (a)                                                                     10,333,438
               24,300       Wisconsin Power & Light Holding Co                                                               692,550
               12,000       WPS Resources Corp                                                                               346,500
                                                                                                                         360,182,069

                            TOTAL STOCK (COST $2,247,456,323)                                                          2,771,325,266

         PAR VALUE          SHORT-TERM INVESTMENTS - 10.0%
                            REPURCHASE AGREEMENT - 4.3%
    $     125,717,228       Salomon Brothers Repurchase Agreement, dated 8/31/95,
                            due 9/1/95, with a maturity value of $125,735,737 and an
                            effective yield of 5.30%, collateralized by U.S. Treasury
                            Obligations with rates ranging from 6.25% to 6.50%, with
                            maturity dates ranging from 4/30/97 to 8/15/23 and with an
                            aggregate market value of $128,432,544.                                                      125,717,228

                            U.S. GOVERNMENT - 0.1%
            4,000,000       U.S. Treasury Bill, 5.29% due 11/30/95 (b)                                                     3,947,196

                            CASH EQUIVALENTS - 5.6%
           78,247,610       Bank of Boston Time Deposit, 5.95% due 9/1/95                                                 78,247,610
           14,427,289       Dreyfus Cash Management Money Market Fund Plus, A Shares                                      14,427,289
           12,967,412       Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                    12,967,412
            3,420,017       Lehman Prime Value Money Market Fund                                                           3,420,017
           37,361,412       National Westminster Time Deposit, 5.95% due 9/1/95                                           37,361,412
           14,000,000       Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                               14,000,000
                                                                                                                         160,423,740


                            TOTAL SHORT-TERM INVESTMENTS (Cost $290,088,018)                                             290,088,164

                            TOTAL INVESTMENTS - 105.7%
                            (Cost $2,537,544,341) * *                                                                  3,061,413,430

                            Other Assets and Liabilities (net) - (5.7%)                                                (166,289,752)

                            TOTAL NET ASSETS - 100.0%                                                         $        2,895,123,678



                            NOTES TO THE SCHEDULE OF INVESTMENTS:

                            ADR American Depositary Receipt

                            (a)  All or a portion of this security is on loan.

                            (b)  This security is held as collateral for open futures contracts.

                            *     Non-income producing security.

                            * *  The aggregate identified cost for federal income tax purposes is $2,537,544,341, resulting in gross unrealized appreciation and depreciation of $531,834,516 and $7,965,427, respectively, and net unrealized appreciation of $523,869,089.

                            See accompanying notes to the financial statements.


     GMO CORE FUND
     (A SERIES OF GMO TRUST)

     STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


     ASSETS:
                Investments, at value (cost $2,247,456,323) (Note 1)                           $          2,771,325,266
                Short-term investments, at value (cost $290,088,018) (Note 1)                               290,088,164
                Receivable for investments sold                                                              13,813,501
                Receivable for variation margin on open futures contracts                                       221,759
                Receivable for Fund shares sold                                                                   2,435
                Dividends and interest receivable                                                             8,505,487
                Receivable for expenses waived or borne by Manager (Note 2)                                     167,295
                          Total assets                                                                    3,084,123,907

     LIABILITIES:
                Payable for investments purchased                                                            26,861,443
                Payable upon return of securities loaned (Note 1)                                           160,409,759
                Payable for Fund shares repurchased                                                             345,555
                Payable to affiliate for management fee  (Note 2)                                             1,243,035
                Accrued expenses                                                                                140,437
                          Total liabilities                                                                 189,000,229

     NET ASSETS  (equivalent to $18.25 per share based on 158,659,078
                shares outstanding, unlimited shares authorized)                               $          2,895,123,678

     NET ASSETS CONSIST OF:
                Paid-in capital                                                                $          2,238,124,306
                Accumulated undistributed net investment income                                              14,661,757
                Accumulated undistributed net realized gain                                                 118,288,630
                Net unrealized appreciation                                                                 524,048,985
                          NET ASSETS                                                           $          2,895,123,678


               See accompanying notes to the financial statements.
     GMO CORE FUND
     (A SERIES OF GMO TRUST)

     STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

     INVESTMENT INCOME:
                 Dividends (net of withholding taxes of $224,402)                                   $        35,184,953
                 Interest (including securities lending income of $97,377)                                    3,118,522
                           Total income                                                                      38,303,475

     EXPENSES:
                 Management fee (Note 2)                                                                      6,884,621
                 Custodian and transfer agent fees                                                              204,230
                 Legal fees                                                                                      50,987
                 Audit fees                                                                                      31,033
                 Insurance                                                                                       12,690
                 Registration fees                                                                               12,294
                 Trustee fee (Note 2)                                                                             4,799
                 Miscellaneous                                                                                    1,176
                           Total expenses                                                                     7,201,830
                           Less:  expenses waived or borne by Manager (Note 2)                                 (907,319)
                           Net expenses                                                                       6,294,511
                                     Net investment income                                                   32,008,964

     REALIZED AND UNREALIZED GAIN (LOSS):
                           Net realized gain (loss) on:
                                     Investments                                                            120,105,827
                                     Closed futures contracts                                                 7,978,785
                                     Closed swap contracts                                                     (712,309)
                                             Net realized gain                                              127,372,303

                           Change in net unrealized appreciation (depreciation) on:
                                     Investments                                                            307,360,359
                                     Open futures contracts                                                    (151,444)
                                             Net unrealized gain                                            307,208,915
                                     Net realized and unrealized gain                                       434,581,218

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $       466,590,182

                             See accompanying notes to the financial statements.

       GMO CORE FUND
       (A SERIES OF GMO TRUST)

       STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS ENDED
                                                                             AUGUST 31, 1995          YEAR ENDED
                                                                               (UNAUDITED)         FEBRUARY 28, 1995
       INCREASE (DECREASE) IN NET ASSETS:
       Operations:
                    Net investment income                                 $        32,008,964    $       53,659,297
                    Net realized gain                                             127,372,303           120,519,094
                    Change in net unrealized appreciation (depreciation)          307,208,915           (23,956,664)
                    Net increase in net assets resulting from operations          466,590,182           150,221,727

       Distributions to shareholders from:
                    Net investment income                                         (27,339,592)          (50,303,126)
                    Net realized gains                                             (7,361,868)         (137,451,908)
                                                                                  (34,701,460)         (187,755,034)

       Fund share transactions:  (Note 4)
                    Proceeds from sale of shares                                  256,424,957           637,535,879
                    Net asset value of shares issued to shareholders
                            in payment of distributions declared                   24,203,479           166,089,524
                    Cost of shares repurchased                                   (126,641,418)         (398,849,571)
                    Net increase in net assets resulting
                            from Fund share transactions                          153,987,018           404,775,832

                    Total increase in net assets                                  585,875,740           367,242,525

       NET ASSETS:
                    Beginning of period                                         2,309,247,938         1,942,005,413

                    End of period (including accumulated undistributed
                            net investment income of $14,661,757 and
                            $9,992,385, respectively)                     $     2,895,123,678    $    2,309,247,938

               See accompanying notes to the financial statements.
    GMO CORE FUND
    (A SERIES OF GMO TRUST)

    FINANCIAL HIGHLIGHTS
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 1995                    YEAR ENDED FEBRUARY 28/29,
                                                      (UNAUDITED)      1995         1994         1993         1992       1991(B)

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 15.45      $ 15.78      $ 15.73      $ 15.96      $ 15.13      $ 13.90

Income from investment operations:
     Net investment income (a)                             0.21         0.41         0.42         0.45         0.43         0.43
     Net realized and unrealized gain                      2.82         0.66         1.59         1.13         1.55         1.74
            Total from investment operations               3.03         1.07         2.01         1.58         1.98         2.17

Less distributions to shareholders:
     From net investment income                           (0.18)       (0.39)       (0.43)       (0.46)       (0.42)       (0.51)
     From net realized gains                              (0.05)       (1.01)       (1.53)       (1.35)       (0.73)       (0.43)
            Total distributions                           (0.23)       (1.40)       (1.96)       (1.81)       (1.15)       (0.94)

NET ASSET VALUE, END OF PERIOD                          $ 18.25      $ 15.45      $ 15.78      $ 15.73      $ 15.96      $ 15.13

TOTAL RETURN (C)                                          19.73%        7.45%       13.36%       10.57%       13.62%       16.52%


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)              $ 2,895,124  $ 2,309,248  $ 1,942,005  $ 1,892,955  $ 2,520,710  $ 1,613,945
     Net expenses to average
            daily net assets (a)                           0.48%*       0.48%        0.48%        0.49%        0.50%        0.50%
     Net investment income to average
            daily net assets (a)                           2.44%*       2.63%        2.56%        2.79%        2.90%        3.37%
     Portfolio turnover rate                                 37%          99%          40%          54%          39%          55%


         *             Annualized
         (a)           Net of fees and expenses voluntarily waived or borne by the Manager of the following
                       per share amounts:        $         0.01         0.01  $      0.01 $       0.01         0.01         0.01
         (b)           The per share amounts and the number of shares outstanding have been restated to reflect a ten for one stock split effective December 31, 1990.
         (c)           Calculation excludes subscription fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.


               See accompanying notes to the financial statements.


GMO CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1. SIGNIFICANT ACCOUNTING POLICIES

   The GMO Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   PORTFOLIO VALUATION
   Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

   FUTURES CONTRACTS
   The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts held as of August 31, 1995.

   REPURCHASE AGREEMENTS
   The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

   SECURITY LENDING
   The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $157,629,465, collateralized by cash in the amount of $160,423,740, which was invested in short-term instruments.

   SWAP AGREEMENTS
   The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1995, there were no outstanding swap agreements.

   TAXES
   The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

   DISTRIBUTIONS TO SHAREHOLDERS
   The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for partnership interests.

   Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
   Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

   EXPENSES
   The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

   PURCHASES AND REDEMPTIONS OF FUND SHARES
   The premium on cash purchases of Fund shares is .17 % of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $351,591 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .525% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets.

   The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $4,799. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3. PURCHASES AND SALES OF SECURITIES

   Cost of purchases and proceeds from sales of securities, excluding short-term
   investments,   for  the  six  months  ended   August  31,  1995,   aggregated
   $1,050,223,485 and $924,302,681, respectively.

4. SHARE TRANSACTIONS

   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended
                                                                   August 31, 1995                 Year Ended
                                                                     (Unaudited)               February 28, 1995

   Shares sold                                                        15,074,172                  41,333,390
   Shares issued to shareholders in reinvestment
    of distributions                                                   1,436,312                  11,326,288
   Shares repurchased                                                (7,360,742)                (26,231,509)

   Net increase                                                        9,149,742                  26,428,169
   Fund shares:
    Beginning of period                                              149,509,336                 123,081,167
    End of period                                                    158,659,078                 149,509,336




5. FINANCIAL INSTRUMENTS
    A summary of outstanding futures contracts at August 31, 1995, is as follows:

     Number of                                                                                  Net Unrealized
     Contracts               Type             Expiration Date           Contract Value           Appreciation
        263                 S & P 500         September 1995            $   74,014,775       $      179,896

   At August 31, 1995, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.


GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

     SHARES          DESCRIPTION                                                                                VALUE ($)
                     STOCK - 96.1%
                     AEROSPACE - 3.2%
            11,462   Lockheed Martin                                                                                        697,749
            13,300   Raytheon Co                                                                                          1,075,638
                                                                                                                          1,773,387
                     AUTOMOTIVE - 0.1%
             1,000   Bandag Inc                                                                                              59,375

                     BANKING AND FINANCIAL SERVICES - 6.8%
               100   Bancorp Hawaii Inc                                                                                       3,350
             5,040   Bear Stearns Cos Inc                                                                                   103,950
             3,000   Beneficial Corp                                                                                        147,375
               797   Charles Schwab & Co *                                                                                   37,061
             1,900   Chase Manhattan Corp                                                                                   109,250
             4,600   Chemical Banking Corp                                                                                  267,950
            13,200   Citicorp                                                                                               876,150
            11,300   Dean Witter Discover and Co                                                                            576,300
             3,200   Edwards (A G) Inc                                                                                       78,000
               700   First Bank of America Corp                                                                              30,975
             1,500   First Chicago Corp                                                                                      95,063
             6,100   Household International Inc                                                                            342,363
             6,000   Morgan Stanley Group Inc                                                                               521,250
             3,700   Student Loan Marketing Association                                                                     200,263
             7,600   Travelers Inc                                                                                          364,800
                                                                                                                          3,754,100
                     COMPUTER AND OFFICE EQUIPMENT - 2.7%
            19,500   Micron Technology                                                                                    1,499,063

                     COMPUTERS - 0.4%
             5,500   Silicon Graphics *                                                                                     232,375

                     CONSTRUCTION - 0.1%
               500   Vulcan Materials Inc                                                                                    26,313
             1,100   York International Corp                                                                                 48,950
                                                                                                                             75,263
                     CONSUMER GOODS - 3.7%
             6,300   Black and Decker Corp                                                                                  203,963
             1,600   Clorox Co                                                                                              108,200
            14,400   Eastman Kodak Co                                                                                       829,800
             2,900   International Flavors & Fragrances                                                                     138,838
             4,600   Liz Claiborne                                                                                          104,650
             1,500   National Service Industries                                                                             43,500
             2,000   Nike Inc Class B                                                                                       185,250
             3,300   Polaroid Corp                                                                                          143,963
             2,400   Reebok International Ltd                                                                                85,200
             3,300   VF Corp                                                                                                180,675
                                                                                                                          2,024,039
                     FOOD AND BEVERAGE - 13.1%
            12,300   Anheuser-Busch Cos Inc                                                                                 702,638
            15,795   Archer Daniels Midland Co                                                                              262,592
             2,900   Brown Forman Corp Class B                                                                              107,300
            35,000   Coca-Cola Co                                                                                         2,248,750
            11,900   ConAgra Inc                                                                                            450,713
             4,000   CPC International Inc                                                                                  251,500
             2,400   Dean Foods Co                                                                                           63,600
             8,600   General Mills Co                                                                                       443,975
            12,400   Heinz (H J) Co                                                                                         525,450
               900   Hershey Foods Corp                                                                                      53,888
             1,800   Hormel (Geo A) and Co                                                                                   43,200
             2,000   IBP Inc                                                                                                 98,500
             5,900   Kellogg Co                                                                                             398,250
             7,100   Pepsico Inc                                                                                            321,275
            13,500   Sara Lee Corp                                                                                          374,625
             1,200   Tyson Food Inc Class A                                                                                  30,900
             6,000   Unilever ADR                                                                                           741,719
             1,600   Universal Foods Corp                                                                                    50,800
             5,400   Whitman Corp                                                                                           108,675
                                                                                                                          7,278,350
                     HEALTH CARE - 4.1%
            10,400   Johnson & Johnson                                                                                      717,600
             8,400   Medtronic Inc                                                                                          792,750
             1,700   Rhone Poulenc Rorer Inc (a)                                                                             75,225
               600   Tambrands Inc                                                                                           26,925
             9,900   Tenet Healthcare Corp *                                                                                157,163
             9,700   Upjohn Co                                                                                              411,038
             2,900   Wellpoint Health Networks Class A *                                                                     86,275
                                                                                                                          2,266,976
                     INSURANCE - 5.4%
             5,700   Aetna Life and Casualty Co                                                                             389,025
             4,400   AFLAC Corp                                                                                             179,850
               900   Allmerica Property and Casualty                                                                         21,713
             8,300   Allstate Corp                                                                                          281,163
             2,000   AMBAC Inc                                                                                               84,500
             9,100   American General Corp                                                                                  320,775
             4,000   AON Corp                                                                                               156,000
             1,000   Chubb Corp                                                                                              91,250
             3,000   Cigna Corp                                                                                             290,250
               300   CNA Financial Corp *                                                                                    28,763
               500   Geico Corp                                                                                              34,125
               400   Jefferson Pilot Corp                                                                                    25,150
               200   Marsh & McLennan Cos Inc                                                                                16,475
             1,200   MBIA Inc                                                                                                81,600
               600   MGIC Investment (a)                                                                                     33,600
             2,200   Old Republic International Corp                                                                         60,775
             1,700   Provident Life and Accident Insurance Co Class B                                                        44,413
             2,700   Providian Corp                                                                                         103,613
             1,000   Safeco Corp (a)                                                                                         64,625
             5,900   St Paul Cos                                                                                            320,075
             4,200   Torchmark Corp (a)                                                                                     168,000
             2,500   Transamerica Corp                                                                                      170,000
               200   Transatlantic Holdings Inc                                                                              14,000
             2,100   Twentieth Century Industries *                                                                          33,075
                                                                                                                          3,012,815
                     MACHINERY - 0.8%
             2,100   Dover Corp                                                                                             167,475
             1,500   FMC Corp * (a)                                                                                         115,500
             4,500   Harnischfeger Industries                                                                               165,375
                                                                                                                            448,350
                     MANUFACTURING - 7.2%
            30,200   Boeing Co                                                                                            1,925,250
             2,400   Crown Cork & Seal Inc * (a)                                                                            108,000
             2,400   Danaher Corp                                                                                            79,200
            14,900   International Business Machines Corp                                                                 1,540,288
             7,000   Pall Corp                                                                                              153,125
             3,200   Tenneco Inc                                                                                            155,200
               100   Textron Inc                                                                                              6,850
                                                                                                                          3,967,913
                     OIL AND GAS - 5.6%
             5,600   Amoco Corp                                                                                             357,000
             1,100   Atlantic Richfield Co                                                                                  120,038
             1,300   Cabot Corp                                                                                              62,563
             3,700   Chevron Corp                                                                                           178,988
               500   Columbia Gas Systems *                                                                                  17,625
               500   El Paso Natural Gas Co                                                                                  14,063
            14,500   Exxon Corp                                                                                             996,875
             4,300   Mobil Corp                                                                                             409,575
               200   Murphy Oil Corp                                                                                          8,100
               500   National Fuel Gas                                                                                       14,063
             1,700   Nicor Inc                                                                                               43,563
               600   Occidental Petroleum Corp                                                                               13,050
               200   Pennzoil Co                                                                                              8,800
               700   Peoples Energy Corp                                                                                     19,075
             4,000   Royal Dutch Petroleum Co ADR (a)                                                                       477,000
             1,900   Texaco Inc                                                                                             123,025
             6,650   Williams Companies Inc (a)                                                                             243,556
                                                                                                                          3,106,959
                     PAPER AND ALLIED PRODUCTS - 0.2%
             1,500   Consolidated Papers Inc                                                                                 90,750
             1,000   Glatfelter (PH) Co                                                                                      22,500
                                                                                                                            113,250
                     PHARMACEUTICALS - 12.7%
            13,200   Abbott Laboratories                                                                                    511,500
            10,400   American Home Products Corp                                                                            800,800
            14,802   Amgen Inc *                                                                                            708,646
            22,000   Bristol-Myers Squibb Co                                                                              1,509,750
            15,600   Lilly (Eli) & Co                                                                                     1,277,250
            20,500   Merck & Co Inc                                                                                       1,022,438
             3,150   Mylan Laboratories (a)                                                                                  72,056
            21,100   Pfizer Inc                                                                                           1,041,813
               900   Schering-Plough Corp (a)                                                                                41,963
               800   Warner Lambert Co                                                                                       72,300
                                                                                                                          7,058,516
                     PRINTING AND PUBLISHING - 0.6%
             3,900   Dun and Bradstreet Corp                                                                                225,713
             1,100   McGraw Hill Inc                                                                                         86,625
                                                                                                                            312,338
                     REFINING - 0.3%
             5,500   Ashland Inc                                                                                            180,125
                     Retail Trade - 1.9%
             5,800   American Stores Co                                                                                     170,375
             2,900   Circuit City Stores Inc                                                                                100,050
               700   Fruit of the Loom Inc *                                                                                 16,450
             6,700   Melville Corp                                                                                          223,613
             8,400   Rite Aid Corp                                                                                          235,200
             7,600   Walgreen Co                                                                                            186,200
               600   Weismarkets Inc                                                                                         16,950
             1,400   Winn Dixie                                                                                              83,300
                                                                                                                          1,032,138
                     SERVICES - 1.3%
               700   BHC Communications Inc Class A *                                                                        63,525
             2,300   Capital Cities/ABC Inc                                                                                 264,500
             1,400   Fleming Cos                                                                                             40,775
             3,400   Gannett Co Inc                                                                                         181,900
               300   Kingworld Productions Inc *                                                                             11,400
               800   Manpower Inc (a)                                                                                        23,000
             1,200   Omnicom Group                                                                                           75,300
             1,100   Supervalu Inc                                                                                           32,588
                                                                                                                            692,988
                     TECHNOLOGY - 9.6%
            11,000   3Com Corp *                                                                                            429,000
             8,900   Apple Computer                                                                                         382,700
             1,500   Avery Dennison Corp                                                                                     61,500
             6,000   Cisco Systems Inc *                                                                                    393,750
             7,100   Digital Equipment Corp *                                                                               296,425
            21,900   Hewlett-Packard Inc                                                                                  1,752,000
             9,300   LSI Logic Corp * (a)                                                                                   458,025
             9,000   Microsoft Corp *                                                                                       832,500
            10,000   Novell Inc *                                                                                           180,000
             6,300   Sun Microsystems Inc *                                                                                 364,613
             3,600   Vishay Intertechnology Inc *                                                                           145,800
                                                                                                                          5,296,313
                     TELECOMMUNICATIONS - 3.6%
             1,400   Alltel Corp                                                                                             39,550
            10,700   AT & T Corp                                                                                            604,550
             2,900   Bell Atlantic Corp                                                                                     173,275
             3,300   Bellsouth Corp                                                                                         226,875
             2,000   Cincinnati Bell Inc                                                                                     54,500
             1,000   Frontier Corp                                                                                           27,875
             6,300   GTE Corp                                                                                               230,738
             2,800   Nynex Corp                                                                                             126,000
             3,100   Pacific Telesis Group                                                                                   87,963
             3,900   SBC Communications                                                                                     197,438
             2,500   Sprint Corp                                                                                             88,750
             3,100   US West Inc                                                                                            134,850
                                                                                                                          1,992,364
                     UTILITIES - 12.7%
             6,100   AES Corp *                                                                                             112,850
             8,700   Allegheny Power System Inc                                                                             212,063
            10,300   American Electric Power Inc                                                                            351,488
             3,600   Ameritech Corp                                                                                         184,500
               300   Atlanta Gas Light (a)                                                                                   11,063
             7,100   Baltimore Gas and Electric Co                                                                          186,375
             1,500   Brooklyn Union Gas Co                                                                                   37,688
             1,600   Carolina Power and Light Co                                                                             49,000
             2,900   Centerior Energy Corp                                                                                   31,175
             9,900   Central & South West Corp                                                                              242,550
             8,900   Cinergy Corp                                                                                           228,063
             1,000   Cipsco Inc                                                                                              32,875
             3,300   CMS Energy Corp                                                                                         81,263
             5,000   Consolidated Edison                                                                                    141,250
               700   Destec Energy Inc *                                                                                     11,113
             8,300   Detroit Edison Co                                                                                      254,188
             5,000   Dominion Resources Inc                                                                                 180,625
             7,500   DPL Inc                                                                                                166,875
             2,500   DQE                                                                                                     59,688
             8,800   Duke Power Co                                                                                          357,500
             4,100   Entergy Corp                                                                                            98,400
             3,900   Florida Progress Corp                                                                                  118,463
             5,000   FPL Group Inc                                                                                          194,375
             3,100   General Public Utilities                                                                                88,738
               700   Hawaiian Electric Industry Inc                                                                          25,288
               600   Houston Industries Inc                                                                                  25,425
             1,700   Idaho Power Co                                                                                          44,838
               400   IES Industries                                                                                          10,100
             2,000   Illinova Corp                                                                                           50,250
               700   Ipalco Enterprises Inc (a)                                                                              24,238
             2,700   Kansas City Power and Light Co                                                                          60,413
               500   Ku Energy Corp                                                                                          13,625
               700   LG&E Energy Corp                                                                                        27,125
             2,300   MCN Corp                                                                                                42,838
             2,100   Midamerican Energy Co                                                                                   29,925
               300   Minnesota Power & Light Co                                                                               8,063
             3,100   Montana Power Co                                                                                        68,200
             2,000   Nevada Power Co                                                                                         40,750
             1,700   New England Electric System                                                                             59,500
             1,200   New York State Electric and Gas Corp                                                                    28,950
             2,500   Nipsco Industries Inc                                                                                   81,875
             3,700   Northern States Power Co                                                                               157,713
             2,000   Oklahoma Gas and Electric Co (a)                                                                        70,750
             7,400   Pacific Enterprises                                                                                    177,600
            22,300   PacifiCorp                                                                                             404,188
            11,300   Panhandle Eastern Corp                                                                                 282,500
            11,200   Potomac Electric Power Co                                                                              239,400
             4,300   PP&L Resources Inc                                                                                      94,063
             5,700   Public Service of Colorado                                                                             184,538
             2,500   Puget Sound Power and Light Co                                                                          54,063
             2,200   Scana Corp (a)                                                                                          51,150
            30,600   Southern Co                                                                                            646,425
               900   Southwesten Public Service Co (a)                                                                       27,000
             5,400   Teco Energy                                                                                            116,775
               500   UGI Corp (a)                                                                                            10,688
             2,800   Union Electric Co                                                                                       99,750
               900   Utilicorp United Inc                                                                                    24,413
               600   Washington Gas Light                                                                                    11,475
             3,400   Washington Water Power (a)                                                                              52,700
             1,900   Western Resources Inc                                                                                   57,475
             7,300   Wisconsin Energy Corp                                                                                  196,188
               400   Wisconsin Power & Light Holding Co                                                                      11,400
               300   WPS Resources Corp                                                                                       8,663
                                                                                                                          7,052,488
                     TOTAL STOCK (Cost $43,407,552)                                                                      53,229,485

   PAR VALUE         SHORT-TERM INVESTMENTS - 7.6%
                     REPURCHASE AGREEMENT - 3.8%
$        2,124,021   Salomon Brothers Repurchase Agreement, dated 8/31/95,
                     due 9/1/95, with a maturity value of $2,124,333 and an
                     effective yield of 5.30%, collateralized by U.S. Treasury
                     Obligations with rates ranging from 6.25% to 6.50%, with
                     maturity dates ranging from 4/30/97 to 8/15/23 and with an
                     aggregate market value of $2,169,897.                                                                2,124,021

                     U.S. GOVERNMENT - 0.3%
           150,000   U.S. Treasury Bill, 5.29% due 11/30/95 (b)                                                             148,019

                     CASH EQUIVALENTS - 3.5%
           376,597   Bank of Boston Time Deposit, 5.95% due 9/1/95                                                          376,597
           174,721   Dreyfus Cash Management Money Market Fund Plus, A Shares                                               174,721
           157,041   Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                             157,041
           234,441   National Westminster Time Deposit, 5.95% due 9/1/95                                                    234,441
         1,000,000   Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                                      1,000,000
                                                                                                                          1,942,800
                     TOTAL SHORT-TERM INVESTMENTS (Cost $4,214,835)                                                       4,214,840

                     TOTAL INVESTMENTS - 103.7%
                     (Cost $47,622,387) * *                                                                              57,444,325

                     Other Assets and Liabilities (net) - (3.7%)                                                         (2,070,086)

                     TOTAL NET ASSETS - 100.0%                                                                     $     55,374,239

                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     ADR American Depositary Receipt

                     (a) All or a portion of this security is on loan.

                     (b) This security is held as collateral for open futures contracts.

                     *   Non-income producing security.

                     **  The aggregate  identified  cost for federal  income tax purposes is $47,622,387,  resulting in gross unrealized
                         appreciation   and   depreciation  of  $10,003,942  and
                         $182,004, respectively, and net unrealized appreciation
                         of $9,821,938.

              See accompanying notes to the financial statements.


GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)

ASSETS:
  Investments, at value (cost $43,407,552) (Note 1)                                        $            53,229,485
  Short-term investments, at value (cost $4,214,835) (Note 1)                                            4,214,840
  Receivable for investments sold                                                                          291,540
  Receivable for variation margin on open futures contracts                                                  4,239
  Dividends and interest receivable                                                                        168,922
  Receivable for expenses waived or borne by Manager (Note 2)                                               13,570
    Total assets                                                                                        57,922,596

LIABILITIES:
  Payable for investments purchased                                                                        194,387
  Payable upon return of securities loaned (Note 1)                                                      1,942,344
  Payable for Fund shares repurchased                                                                      346,819
  Payable to affiliate for management fee  (Note 2)                                                         23,055
  Accrued expenses                                                                                          41,752
    Total liabilities                                                                                    2,548,357

NET ASSETS (equivalent to $12.44 per share based on 4,451,076
  shares outstanding, unlimited shares authorized)                                         $            55,374,239

NET ASSETS CONSIST OF:
   Paid-in capital                                                                         $            41,904,629
   Accumulated undistributed net investment income                                                         280,261
   Accumulated undistributed net realized gain                                                           3,370,573
   Net unrealized appreciation                                                                           9,818,776
     NET ASSETS                                                                            $            55,374,239

              See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $5,040)                                                 $             714,953
  Interest (including securities lending income of $2,254)                                                      95,004
    Total income                                                                                               809,957

EXPENSES:
  Management fee (Note 2)                                                                                      137,101
  Custodian and transfer agent fees                                                                             45,469
  Audit fees                                                                                                    22,749
  Legal fees                                                                                                     1,003
  Registration fees                                                                                                368
  Insurance                                                                                                        277
  Trustee fee (Note 2)                                                                                              93
  Miscellaneous                                                                                                    277
    Total expenses                                                                                             207,337
    Less:  expenses waived or borne by Manager (Note 2)                                                        (75,720)
    Net expenses                                                                                               131,617
      Net investment income                                                                                    678,340

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments                                                                                              3,484,463
    Closed futures contracts                                                                                   287,978
    Closed swap contracts                                                                                      (14,708)
      Net realized gain                                                                                      3,757,733

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                                              5,384,289
    Open futures contracts                                                                                      (3,162)
      Net unrealized gain                                                                                    5,381,127
      Net realized and unrealized gain                                                                       9,138,860

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $           9,817,200

              See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
                                                                          AUGUST 31, 1995            YEAR ENDED
                                                                             (UNAUDITED)          FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                            $              678,340   $              1,310,448
  Net realized gain                                                             3,757,733                  4,347,228
  Change in net unrealized appreciation (depreciation)                          5,381,127                 (2,293,926)
  Net increase in net assets resulting from operations                          9,817,200                  3,363,750

Distributions to shareholders from:
  Net investment income                                                          (398,079)                (1,340,450)
  Net realized gains                                                             (902,689)                (4,364,391)
                                                                               (1,300,768)                (5,704,841)
Fund share transactions:  (Note 5)
  Proceeds from sale of shares                                                  7,065,587                  2,407,000
  Net asset value of shares issued to shareholders
    in payment of distributions declared                                        1,300,768                  5,704,841
  Cost of shares repurchased                                                   (9,477,279)               (13,646,591)
  Net decrease in net assets resulting
    from Fund share transactions                                               (1,110,924)                (5,534,750)

  Total increase (decrease) in net assets                                       7,405,508                 (7,875,841)

NET ASSETS:
  Beginning of period                                                          47,968,731                 55,844,572

  End of period (including accumulated undistributed
    net investment income of $280,261 and
    $0, respectively)                                              $           55,374,239   $             47,968,731

              See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             SIX MONTHS ENDED
                                                             AUGUST 31, 1995           YEAR ENDED FEBRUARY 28/29,
                                                              (UNAUDITED)      1995          1994       1993        1992*

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.65      $ 11.07       $11.35      $10.50     $10.00

Income from investment operations:
          Net investment income (a)                                0.15         0.23         0.34        0.31       0.12
          Net realized and unrealized gain                         1.92         0.50         1.18        0.84       0.44
                 Total from investment operations                  2.07         0.73         1.52        1.15       0.56

Less distributions to shareholders:
          From net investment income                              (0.08)       (0.28)       (0.35)      (0.30)     (0.06)
          From net realized gains                                 (0.20)       (0.87)       (1.45)         --         --
                 Total distributions                              (0.28)       (1.15)       (1.80)      (0.30)     (0.06)

Net asset value, end of period                                  $ 12.44      $ 10.65       $11.07      $11.35     $10.50

Total Return (b)                                                  19.66%        7.36%       14.12%      11.20%      5.62%


RATIOS/SUPPLEMENTAL DATA:

          Net assets, end of period (000's)                     $55,374      $47,969      $55,845      $85,232    $75,412
          Net expenses to average
                 daily net assets (a)                              0.48%**      0.48%        0.48%       0.49%      0.49%**
          Net investment income to average
                 daily net assets (a)                              2.47%**      2.52%        2.42%       2.88%      3.77%**
          Portfolio turnover rate                                    43%         112%         38%        56%          0%



                   *             For the period from the commencement of operations, October 31, 1991 to February 29, 1992.
                   **            Annualized.
                   (a)           Net of fees and expenses voluntarily waived or borne by the Manager of the following
                                 per share amounts:             $  0.02        $0.03        $0.03       $0.03      $0.01
                   (b)           Calculation excludes subscription fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.



              See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $1,894,650 collateralized by cash in the amount of $1,942,800, which was invested in short-term instruments.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1995, there were no outstanding swap agreements.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS  TO  SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for partnership interests.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY  TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND  REDEMPTIONS  OF FUND SHARES
     The  premium  on cash  purchases  of  Fund  shares  is  .17% of the  amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $11,020 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $93. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $21,722,290 and $24,015,795, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 100% of the outstanding shares of the Fund were held by three individual shareholders, each holding in excess of 10% of the outstanding shares of the Fund.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                                 Six Months Ended
                                                                  August 31, 1995              Year Ended
                                                                    (Unaudited)             February 28, 1995

     Shares sold                                                      629,346                     226,368
     Shares issued to shareholders in reinvestment
       of distributions                                               111,652                     560,904
     Shares repurchased                                              (792,160)                 (1,331,510)
     Net decrease                                                     (51,162)                   (544,238)
     Fund shares:
       Beginning of period                                          4,502,238                   5,046,476
       End of period                                                4,451,076                   4,502,238


6.   FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at August 31, 1995, is as follows:


     Number of                                                                                  Net Unrealized
     Contracts               Type            Expiration Date           Contract Value            Depreciation
         4                 S&P 500            September 1995             $ 1,125,700               $ (3,162)

     At August 31, 1995, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.


GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

     SHARES             DESCRIPTION                                                                                     VALUE ($)

                        STOCK - 97.4%
                        AEROSPACE - 2.4%
          38,343        Lockheed Martin                                                                                  2,334,130
          45,300        Raytheon Co                                                                                      3,663,638
          32,500        Rockwell International Corp                                                                      1,454,375
                                                                                                                         7,452,143
                        AUTOMOTIVE - 2.7%
           2,300        Bandag Inc                                                                                         136,563
          65,600        Ford Motor Co (a)                                                                                2,009,000
          67,500        General Motors Corp                                                                              3,172,500
         200,000        Mascotech Industries Inc                                                                         2,625,000
          25,000        Mascotech Industries Inc Convertible Preferred $1.20 (a)                                           375,000
           3,300        SPX Corp                                                                                            49,913
                                                                                                                         8,367,976
                        BANKING AND FINANCIAL SERVICES - 13.8%
         162,500        American Express Co                                                                              6,560,938
          32,500        BankAmerica Corp                                                                                 1,836,250
          24,945        Bear Stearns Cos Inc                                                                               514,491
          13,300        Beneficial Corp                                                                                    653,363
          25,000        Chase Manhattan Corp                                                                             1,437,500
          40,000        Chemical Banking Corp                                                                            2,330,000
         107,575        Citicorp                                                                                         7,140,269
          35,000        Citicorp Convertible Preferred 10.75%                                                            6,387,500
         122,142        Citicorp Convertible Preferred $1.21 (a)                                                         2,442,840
           9,500        Comdisco Inc (a)                                                                                   289,750
           5,000        Countrywide Credit Industries                                                                      110,000
          59,100        Dean Witter Discover and Co                                                                      3,014,100
          17,000        Edwards (A G) Inc                                                                                  414,375
          15,000        Great Western Financial (a)                                                                        350,625
          14,600        Household International Inc (a)                                                                    819,425
          19,200        Morgan Stanley Group Inc                                                                         1,668,000
           7,500        Nationsbank Corp                                                                                   460,313
          10,000        PNC Bank Corp                                                                                      262,500
          14,400        Student Loan Marketing Association                                                                 779,400
          37,500        Time Warner Financing *                                                                          1,270,313
          81,300        Travelers Inc                                                                                    3,902,400
                                                                                                                        42,644,352
                        CHEMICALS - 0.8%
          50,000        Albemarle Corp                                                                                     818,750
          15,000        Borden Chemical and Plastics LP                                                                    266,250
          25,000        Lubrizol Corp                                                                                      775,000
          21,400        Wellman Inc                                                                                        545,700
                                                                                                                         2,405,700
                        COMPUTER AND DATA PROCESSING SERVICES - 0.4%
         175,000        SHL System House *                                                                               1,159,375

                        CONSTRUCTION - 0.3%
          27,500        Owens Corning Fiberglass Corp * (a)                                                              1,079,375

                        CONSUMER GOODS - 3.0%
             800        Bic Corp                                                                                            31,800
          25,000        Burlington Industries Inc *                                                                        309,375
          85,000        Eastman Kodak Co                                                                                 4,898,125
           4,700        Jones Apparel Group Inc *                                                                          163,325
          18,100        Liz Claiborne                                                                                      411,775
          75,000        Maytag Corp                                                                                      1,162,500
           5,600        Nike Inc Class B (a)                                                                               518,700
          17,900        Polaroid Corp                                                                                      780,888
           2,500        Procter and Gamble Co                                                                              173,438
           7,700        Reebok International Ltd (a)                                                                       273,350
             500        Russell Corp                                                                                        13,750
           1,400        Springs Industries Inc                                                                              60,375
          13,100        VF Corp                                                                                            717,225
                                                                                                                         9,514,626
                        ENVIRONMENTAL CONTROL - 0.0%
           7,500        Waste Management International Plc ADS *                                                            80,625

                        FOOD AND BEVERAGE - 4.8%
          50,300        Anheuser-Busch Cos Inc                                                                           2,873,388
          80,805        Archer Daniels Midland Co                                                                        1,343,383
          10,000        AuBon Pain Co Inc Class A *                                                                         90,000
           8,000        Brown Forman Corp Class B                                                                          296,000
          45,000        Coors (Adolph) Co                                                                                  765,000
          10,000        Darden Restaurants Inc *                                                                           102,500
           6,200        Dean Foods Co                                                                                      164,300
           5,000        General Mills Co                                                                                   258,125
          14,500        Heinz (H J) Co (a)                                                                                 614,438
           2,000        Hershey Foods Corp (a)                                                                             119,750
           6,600        Hormel (Geo A) and Co                                                                              158,400
           3,500        IBP Inc                                                                                            172,375
           1,400        International Multifoods Corp                                                                       31,500
           1,000        Pepsico Inc                                                                                         45,250
         633,000        RJR Nabisco Holdings Convertible Preferred Series C 9.25%                                        3,798,000
          25,000        Sara Lee Corp                                                                                      693,750
          23,200        Unilever ADR                                                                                     2,868,100
           4,300        Universal Foods Corp                                                                               136,525
          25,000        Wendys International Inc                                                                           490,625
           4,700        Whitman Corp                                                                                        94,588
                                                                                                                        15,115,997
                        FOREST PRODUCTS - 0.0%
           2,500        Crown Vantage Inc *                                                                                 60,625

                        HEALTH CARE - 2.3%
           6,800        Bausch & Lomb Inc (a)                                                                              270,300
           5,000        Baxter International Inc                                                                           195,000
         120,000        Beverly Enterprises Inc *                                                                        1,590,000
           2,500        Johnson & Johnson                                                                                  172,500
           8,600        Medtronic Inc                                                                                      811,625
          78,500        Tenet Healthcare Corp *                                                                          1,246,188
          60,900        Upjohn Co                                                                                        2,580,638
          12,100        Wellpoint Health Networks Class A *                                                                359,975
                                                                                                                         7,226,226
                        INSURANCE - 8.2%
          51,400        Aetna Life and Casualty Co                                                                       3,508,050
             300        AFLAC Corp                                                                                          12,263
          12,900        Allmerica Property and Casualty                                                                    311,213
          48,211        Allstate Corp                                                                                    1,633,149
           3,000        AMBAC Inc                                                                                          126,750
           9,900        American General Corp                                                                              348,975
           9,100        AON Corp                                                                                           354,900
          26,400        Cigna Corp                                                                                       2,554,200
          15,000        First Colony Corp                                                                                  367,500
           1,500        General Re Corp                                                                                    222,938
           2,400        Horace Mann Educators                                                                               68,100
          10,000        Jefferson Smurfit Corp *                                                                           151,250
         100,000        Kemper Corp                                                                                      4,800,000
          25,000        Life Re Corp                                                                                       503,125
           5,000        Lincoln National Corp                                                                              215,000
          18,300        Loews Corp                                                                                       2,404,163
           2,500        Marsh & McLennan Cos Inc                                                                           205,938
           6,200        MBIA Inc                                                                                           421,600
          10,000        National Re Corp                                                                                   317,500
           5,000        Ohio Casualty Corp                                                                                 166,250
           8,300        Old Republic International Corp                                                                    229,288
             500        Protective Life Corp                                                                                14,250
           5,700        Provident Life and Accident Insurance Co Class B                                                   148,913
          13,500        Providian Corp                                                                                     518,063
         250,000        Reliance Group Holdings Inc                                                                      2,000,000
           2,300        Reliastar Financial Corp                                                                            87,400
          23,100        St Paul Cos                                                                                      1,253,175
          25,000        TIG Holdings Inc                                                                                   640,625
           6,500        Torchmark Corp (a)                                                                                 260,000
          15,000        Transamerica Corp                                                                                1,020,000
             400        Transatlantic Holdings Inc                                                                          28,000
          25,000        USF & G Corp                                                                                       453,125
           2,900        USLIFE Corp                                                                                        125,063
          25,000        Willis Corroon Group Plc ADR (a)                                                                   265,625
                                                                                                                        25,736,391
                        MACHINERY - 0.5%
           5,000        Allegheny Ludlum Corp                                                                              105,000
          50,000        CBI Industries Inc                                                                               1,225,000
           2,500        Cummins Engine Inc (a)                                                                              98,125
          10,000        Giddings and Lewis Inc                                                                             163,750
                                                                                                                         1,591,875
                        MANUFACTURING - 10.4%
           2,800        Ball Corp                                                                                           95,200
         112,400        Boeing Co                                                                                        7,165,500
          50,000        Corning Inc (a)                                                                                  1,631,250
          15,000        General Electric Co                                                                                883,125
          63,500        International Business Machines Corp                                                             6,564,313
           7,500        ITT Corp                                                                                           897,188
           9,000        Minnesota Mining and Manufacturing                                                                 491,625
           1,200        Sequa Corp Class A *                                                                                31,950
         122,500        Teledyne Inc                                                                                     2,909,375
           3,500        Teledyne Inc Preferred Series E $1.20                                                               51,625
           7,500        Temple Inland Inc                                                                                  388,125
          40,000        Tenneco Inc                                                                                      1,940,000
           3,200        Textron Inc                                                                                        219,200
          22,500        United Technologies Corp                                                                         1,875,938
         125,000        Westinghouse Electric Corp                                                                       1,703,125
         425,000        Westinghouse Electric Corp Convertible Preferred $1.30 144A                                      5,737,500
                                                                                                                        32,585,039
                        METALS AND MINING - 2.0%
          45,000        Alcan Aluminum Ltd                                                                               1,468,125
          21,800        Asarco Inc                                                                                         705,775
          35,000        Cyprus Amax Minerals Co (a)                                                                        980,000
           7,500        Freeport-McMoran Corp Preferred 0.00%                                                              269,063
          50,000        Inco Ltd (a)                                                                                     1,750,000
          25,000        Pegasus Gold *                                                                                     312,500
          10,000        Pittston Minerals Group                                                                            118,750
          10,000        Reynolds Metals Co                                                                                 597,500
                                                                                                                         6,201,713
                        OIL AND GAS - 6.5%
          12,500        Amerada Hess Corp                                                                                  592,188
           6,900        Chevron Corp                                                                                       333,788
          22,000        Columbia Gas Systems *                                                                             775,500
          10,000        Dresser Industries Inc                                                                             240,000
           3,200        El Paso Natural Gas Co                                                                              90,000
          15,000        Enserch Corp                                                                                       245,625
           1,200        Equitable Resources Inc                                                                             33,450
          34,400        Exxon Corp                                                                                       2,365,000
           5,000        Kerr-McGee Corp                                                                                    275,000
          33,900        Mobil Corp                                                                                       3,228,975
         125,000        Noram Energy Corp                                                                                  890,625
          37,500        Occidental Petroleum Corp                                                                          815,625
             100        Oneok Inc                                                                                            2,188
          21,100        Royal Dutch Petroleum Co ADR (a)                                                                 2,516,175
          15,000        Seagull Energy Corp *                                                                              301,875
          20,000        Texaco Inc                                                                                       1,295,000
          77,500        Unocal Corp                                                                                      2,257,188
          25,000        Unocal Corp Convertible Preferred $3.50 144A                                                     1,371,875
          95,000        USX - Marathon Group                                                                             1,959,375
          19,500        Westcoast Energy Inc                                                                               297,375
          10,300        Williams Companies Inc                                                                             377,238

                                                                                                                        20,264,065
                        PAPER AND ALLIED PRODUCTS - 2.2%
          25,000        Boise Cascade Corp Preferred Series G $1.58                                                        890,625
          10,000        Champion International Corp                                                                        566,250
          20,000        International Paper Co                                                                           1,637,500
          25,000        James River Corp                                                                                   868,750
          90,000        James River Corp Convertible Preferred 9.00%                                                     2,981,250
                                                                                                                         6,944,375
                        PHARMACEUTICALS - 4.5%
          17,700        Abbott Laboratories                                                                                685,875
          15,000        Allergan Inc                                                                                       455,625
          16,800        American Home Products Corp                                                                      1,293,600
          56,300        Bristol-Myers Squibb Co                                                                          3,863,588
          75,000        Lilly (Eli) & Co                                                                                 6,140,625
          29,700        Merck & Co Inc                                                                                   1,481,288
           1,650        Mylan Laboratories (a)                                                                              37,744
                                                                                                                        13,958,345
                        PRIMARY PROCESSING - 1.1%
          37,500        Armco Inc *                                                                                        234,375
          25,000        Bethlehem Steel Corp *                                                                             365,625
           5,000        Dow Chemical Co                                                                                    370,000
           5,000        Du Pont (E I) De Nemours & Co Inc                                                                  326,875
          10,000        LTV Corp *                                                                                         156,250
          25,000        Methanex Corp *                                                                                    184,375
          20,000        National Steel Corp Class B *                                                                      335,000
             700        NCH Corp                                                                                            40,075
          20,000        USX-US Steel Group Inc                                                                             655,000
           2,500        Valspar                                                                                            100,000
          75,000        Weirton Steel Corp *                                                                               421,875
          10,000        WHX Corp *                                                                                         126,250
                                                                                                                         3,315,700
                        PRINTING AND PUBLISHING - 0.2%
           8,100        Dun and Bradstreet Corp                                                                            468,788
             900        Pulitzer Publishing Co                                                                              43,650
                                                                                                                           512,438
                        REAL ESTATE - 0.9%
          25,000        Crown American Realty                                                                              206,250
          10,000        JP Realty Inc                                                                                      201,250
          75,000        Summit Properties Inc                                                                            1,368,750
          50,000        Walden Residential Properties Inc                                                                  943,750
                                                                                                                         2,720,000
                        REFINING - 0.6%
          16,200        Ashland Inc (a)                                                                                    530,550
           7,100        Diamond Shamrock Inc                                                                               189,038
           5,000        Imperial Oil Ltd                                                                                   179,375
          12,275        Sun Co Inc                                                                                         326,822
           7,900        Tosco Corp                                                                                         253,788
          14,000        Valero Energy Corp                                                                                 320,250
                                                                                                                         1,799,823
                        RETAIL TRADE - 2.9%
          40,200        American Stores Co                                                                               1,180,875
           1,300        Blair Corp                                                                                          43,388
           5,000        Brown Group Inc                                                                                     91,250
           8,700        Circuit City Stores Inc                                                                            300,150
           3,800        Family Dollar Stores                                                                                69,350
           8,800        Fruit of the Loom Inc *                                                                            206,800
          75,000        Kmart (a)                                                                                        1,021,875
             500        Lands' End Inc *                                                                                     8,688
           2,200        Longs Drugstores Corp (a)                                                                           81,400
           5,000        May Dept Stores                                                                                    211,875
          39,400        Melville Corp                                                                                    1,314,975
         135,000        Price/Costco Inc *                                                                               2,278,125
          19,600        Rite Aid Corp (a)                                                                                  548,800
          17,500        Sears Roebuck & Co                                                                                 566,563
           2,500        Stanhome Inc                                                                                        77,500
             500        The Vons Co Inc *                                                                                   11,188
          20,000        TJX Cos Inc                                                                                        250,000
          35,000        Wal-Mart Stores Inc                                                                                861,875
                                                                                                                         9,124,677
                        SERVICES - 1.7%
           2,300        BHC Communications Inc Class A *                                                                   208,725
           6,113        Chris Craft Industries Inc                                                                         275,085
          22,200        Fleming Cos                                                                                        646,575
           6,500        Gannett Co Inc                                                                                     347,750
           3,000        Kingworld Productions Inc *                                                                        114,000
           2,000        Lee Enterprises Inc                                                                                 79,250
         100,000        MCI Communications Corp                                                                          2,406,250
           1,000        Meredith Corp                                                                                       39,250
           3,700        PHH Corp                                                                                           161,413
          50,000        Safety Kleen                                                                                       653,000
           8,400        Supervalu Inc (a)                                                                                  248,850
                                                                                                                         5,180,148
                        TECHNOLOGY - 6.1%
          14,000        Advanced Micro Devices                                                                             472,500
          38,300        Apple Computer                                                                                   1,646,900
          10,000        Avnet Inc                                                                                          515,000
          25,000        Data General Corp *                                                                                243,750
         119,000        Digital Equipment Corp *                                                                         4,968,250
          35,000        Fisher Scientific                                                                                1,141,875
          22,500        Intel Corp                                                                                       1,380,938
          20,100        Microsoft Corp *                                                                                 1,859,250
          47,000        Novell Inc *                                                                                       846,000
           4,300        Seagate Technology *                                                                               190,275
           2,500        Storage Technology Convertible Preferred 7.00%                                                     154,688
           4,900        Stratus Computer Inc *                                                                             137,200
          11,500        Sun Microsystems Inc * (a)                                                                         665,563
         187,500        Tandem Computers Inc *                                                                           2,296,841
          72,500        WMX Technologies                                                                                 2,129,688
           3,000        Xerox Corp                                                                                         362,250
                                                                                                                        19,010,968
                        TELECOMMUNICATIONS - 4.4%
           5,000        Airtouch Communications Inc *                                                                      162,500
           2,400        Alltel Corp                                                                                         67,800
          45,000        AT & T Corp                                                                                      2,542,500
           5,600        Bell Atlantic Corp                                                                                 334,600
           6,300        Bellsouth Corp                                                                                     433,125
           4,600        Comsat Corp                                                                                        106,950
         144,800        GTE Corp                                                                                         5,303,300
           5,400        Nynex Corp                                                                                         243,000
          50,500        Pacific Telesis Group                                                                            1,432,938
           7,600        SBC Communications                                                                                 384,750
           4,600        Sprint Corp                                                                                        163,300
          25,000        Tele-Communications Class A *                                                                      462,500
           5,000        Tele-Communications Liberty Media Class A *                                                        132,812
          48,500        US West Inc                                                                                      2,109,750
                                                                                                                        13,879,825
                        TOBACCO - 1.4%
          70,000        American Brands Inc                                                                              2,940,000
          50,000        Hanson Plc ADR (a)                                                                                 856,250
           8,200        Philip Morris Cos Inc                                                                              611,925
                                                                                                                         4,408,175
                        TRANSPORTATION - 1.9%
          20,000        AMR Corp *                                                                                       1,410,000
         100,000        Canadian Pacific Ltd                                                                             1,687,500
          25,000        Navistar International Corp Preferred $6.00                                                      1,346,875
          10,000        Overseas Shipholding Group Inc                                                                     208,750
           5,000        Ryder System Inc                                                                                   121,250
          35,000        USAir Group Inc Convertible Preferred Series B $4.38                                             1,050,000
                                                                                                                         5,824,375
                        UTILITIES - 11.4%
          16,000        AES Corp *                                                                                         296,000
          18,800        Allegheny Power System Inc                                                                         458,250
          20,900        American Electric Power Inc                                                                        713,213
           3,700        American Water Works Co                                                                            110,538
           7,000        Ameritech Corp                                                                                     358,750
           4,800        Atlanta Gas Light (a)                                                                              177,000
          17,300        Baltimore Gas and Electric Co                                                                      454,125
           9,800        Brooklyn Union Gas Co                                                                              246,225
           8,800        California Energy Co Inc *                                                                         183,700
           4,000        Carolina Power and Light Co                                                                        122,500
          77,600        Centerior Energy Corp                                                                              834,200
          20,400        Central & South West Corp                                                                          499,800
          60,100        Cinergy Corp                                                                                     1,540,063
           7,500        Cipsco Inc                                                                                         246,563
          10,000        CMS Energy Corp (a)                                                                                246,250
          20,400        Consolidated Edison                                                                                576,300
           9,600        Delmarva Power and Light Co                                                                        208,800
          16,500        Destec Energy Inc *                                                                                261,938
          17,100        Detroit Edison Co                                                                                  523,688
          38,900        DPL Inc                                                                                            865,525
           8,400        DQE                                                                                                200,550
          21,100        Duke Power Co (a)                                                                                  857,188
          60,400        Entergy Corp                                                                                     1,449,600
          12,700        FPL Group Inc                                                                                      493,713
          35,100        General Public Utilities                                                                         1,004,738
           5,100        Hawaiian Electric Industry Inc                                                                     184,238
           2,900        Houston Industries Inc                                                                             122,888
           4,400        Idaho Power Co                                                                                     116,050
           2,000        IES Industries                                                                                      50,665
          30,300        Illinova Corp                                                                                      761,288
           6,300        LG&E Energy Corp                                                                                   244,125
           9,200        Midamerican Energy Co                                                                              131,100
           6,300        Montana Power Co                                                                                   138,600
          10,500        Nevada Power Co                                                                                    213,938
           4,400        New England Electric System                                                                        154,000
           8,300        New York State Electric and Gas Corp                                                               200,238
         275,000        Niagara Mohawk Power Corp                                                                        3,300,000
          10,100        Nipsco Industries Inc                                                                              330,775
          25,000        Northeast Utilities                                                                                571,875
          11,500        Northern States Power Co                                                                           490,188
          33,900        Ohio Edison Co                                                                                     733,088
             700        Oklahoma Gas and Electric Co (a)                                                                    24,763
          15,700        Pacific Enterprises                                                                                376,800
          17,500        Pacific Gas and Electric Co                                                                        503,125
          38,200        PacifiCorp (a)                                                                                     692,375
          50,000        Panhandle Eastern Corp                                                                           1,250,000
           3,300        Peco Energy Co                                                                                      87,863
           5,700        Pinnacle West Capital Corp                                                                         141,788
          11,300        Portland General Electric Co (a)                                                                   271,200
          12,200        Potomac Electric Power Co (a)                                                                      260,775
           9,800        PP&L Resources Inc (a)                                                                             214,375
          46,500        Public Service Enterprise Group Inc                                                              1,278,750
          10,500        Public Service of Colorado                                                                         339,938
          32,100        Public Services Co of New Mexico *                                                                 489,525
           7,600        Puget Sound Power and Light Co                                                                     164,350
           3,100        Rochester Gas and Electric Corp                                                                     68,975
          26,900        SCE Corp                                                                                           447,213
          25,000        Southern Co (a)                                                                                    528,125
           6,500        Southwesten Public Service Co (a)                                                                  195,000
         100,200        Texas Utilities Co                                                                               3,481,950
          25,000        TransCanada Pipeline Ltd                                                                           340,625
         109,000        Unicom Corp                                                                                      3,065,625
          10,200        Washington Water Power (a)                                                                         158,100
           4,100        Western Resources Inc                                                                              124,025
          17,500        Wisconsin Energy Corp                                                                              470,313
                                                                                                                        35,647,851

                        TOTAL STOCK (Cost $254,564,254)                                                                303,812,803

    PAR VALUE           SHORT-TERM INVESTMENTS - 10.6%
                        REPURCHASE AGREEMENT - 3.4%
$     10,477,145        Salomon Brothers Repurchase Agreement, dated 8/31/95,
                        due 9/1/95, with a maturity value of $10,478,687 and an
                        effective yield of 5.30%, collateralized by U.S. Treasury
                        Obligations with rates ranging from 6.25% to 6.50%, with
                        maturity dates ranging from 4/30/97 to 8/15/23 and with an
                        aggregate market value of $10,703,436.                                                          10,477,145

                        U.S. GOVERNMENT - 0.0%
         100,000        U.S. Treasury Bill, 5.29% due 11/30/95 (b)                                                          98,680

                        CASH EQUIVALENTS - 7.2%
       7,507,213        Bank of Boston Time Deposit, 5.95% due 9/1/95                                                    7,507,213
       2,032,185        Dreyfus Cash Management Money Market Fund Plus, A Shares                                         2,032,185
       1,826,551        Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                       1,826,551
       6,230,864        National Westminster Time Deposit, 5.95% due 9/1/95                                              6,230,864
       5,000,000        Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                                  5,000,000
                                                                                                                        22,596,813

                        TOTAL SHORT-TERM INVESTMENTS (Cost $33,172,635)                                                 33,172,638

                        TOTAL INVESTMENTS - 108.0%
                        (Cost $287,736,889) * *                                                                        336,985,441

                        Other Assets and Liabilities (net) - (8.0%)                                                    (24,990,478)

                        TOTAL NET ASSETS - 100.0%                                                                $     311,994,963

                                       NOTES TO THE SCHEDULE OF INVESTMENTS:

                                       ADR American Depositary Receipt

                                       ADS American Depositary Shares

     144A Securities exempt from registration  under Rule 144A of the Securities
          Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

     (a) All or a portion of this security is on loan.

     (b) This security is held as collateral for open futures contracts.

     *   Non-income producing security.

     * * The aggregate identified cost for federal income tax purposes is $287,736,889, resulting in gross unrealized appreciation and depreciation of $52,820,264 and $3,571,712, respectively, and net unrealized appreciation of $49,248,552.

                     See accompanying notes to the financial statements.


   GMO VALUE ALLOCATION FUND
   (A SERIES OF GMO TRUST)

   STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


   ASSETS:
             Investments, at value (cost $254,564,254) (Note 1)                         $       303,812,803
             Short-term investments, at value (cost $33,172,635) (Note 1)                        33,172,638
             Receivable for investments sold                                                      2,456,432
             Receivable for variation margin on open futures contracts                                5,100
             Dividends and interest receivable                                                    1,163,718
             Foreign withholding taxes receivable                                                       986
             Receivable for expenses waived or borne by Manager (Note 2)                             41,998
                        Total assets                                                            340,653,675

   LIABILITIES:
             Payable for investments purchased                                                    3,359,296
             Payable upon return of securities loaned (Note 1)                                   22,600,204
             Payable for open swap contracts (Notes 1 and 6)                                      2,453,520
             Payable to affiliate for management fee  (Note 2)                                      181,065
             Accrued expenses                                                                        64,627
                        Total liabilities                                                        28,658,712

       NET ASSETS (equivalent to $13.65 per share based on 22,864,103
             shares outstanding, unlimited shares authorized)                           $       311,994,963

   NET ASSETS CONSIST OF:
             Paid-in capital                                                            $       244,872,047
             Accumulated undistributed net investment income                                      2,094,911
             Accumulated undistributed net realized gain                                         18,237,048
             Net unrealized appreciation                                                         46,790,957
                        NET ASSETS                                                      $       311,994,963


             See  accompanying notes to the financial statements.

    GMO VALUE ALLOCATION FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)


    INVESTMENT INCOME:
            Dividends (net of withholding taxes of $37,428)                    $         5,288,058
            Interest (including securities lending income of $7,849)                       492,545
                   Total income                                                          5,780,603

    EXPENSES:
            Management fee (Note 2)                                                      1,168,831
            Custodian and transfer agent fees                                               71,711
            Audit fees                                                                      24,781
            Legal fees                                                                       8,071
            Insurance                                                                        2,032
            Trustee fee (Note 2)                                                               738
            Registration fees                                                                  552
            Miscellaneous                                                                      461
                   Total expenses                                                        1,277,177
                   Less:  expenses waived or borne by Manager (Note 2)                    (258,626)
                   Net expenses                                                          1,018,551
                         Net investment income                                           4,762,052

    REALIZED AND UNREALIZED GAIN (LOSS):
                   Net realized gain (loss) on:
                         Investments                                                    26,322,717
                         Closed futures contracts                                          813,950
                         Closed swap contracts                                            (205,701)
                              Net realized gain                                         26,930,966

                   Change in net unrealized appreciation (depreciation) on:
                         Investments                                                    22,637,998
                         Open futures contracts                                            (49,968)
                         Open swap contracts                                            (2,453,520)
                              Net unrealized gain                                       20,134,510
                         Net realized and unrealized gain                               47,065,476

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $        51,827,528

                  See  accompanying notes to the financial statements.

   GMO VALUE ALLOCATION FUND
   (A SERIES OF GMO TRUST)

   STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                 AUGUST 31, 1995       YEAR ENDED
                                                                   (UNAUDITED)      FEBRUARY 28, 1995
   INCREASE (DECREASE) IN NET ASSETS:
   Operations:
       Net investment income                                 $        4,762,052   $      12,834,774
       Net realized gain                                             26,930,966          45,814,165
       Change in net unrealized appreciation (depreciation)          20,134,510         (41,548,844)
       Net increase in net assets resulting from operations          51,827,528          17,100,095

   Distributions to shareholders from:
       Net investment income                                         (4,581,860)        (16,241,648)
       Net realized gains                                            (4,574,131)        (53,036,477)
                                                                     (9,155,991)        (69,278,125)

   Fund share transactions:  (Note 5)
       Proceeds from sale of shares                                  12,260,330          37,637,168
       Net asset value of shares issued to shareholders
            in payment of distributions declared                      6,838,311          59,045,467
       Cost of shares repurchased                                  (100,469,676)       (373,341,674)
       Net decrease in net assets resulting
            from Fund share transactions                            (81,371,035)       (276,659,039)

       Total decrease in net assets                                 (38,699,498)       (328,837,069)

   NET ASSETS:
       Beginning of period                                          350,694,461         679,531,530

       End of period (including accumulated undistributed
            net investment income of $2,094,911 and
            $1,914,719, respectively)                        $      311,994,963   $     350,694,461

                        See  accompanying notes to the financial statements.

    GMO VALUE ALLOCATION FUND
    (A SERIES OF GMO TRUST)

    FINANCIAL HIGHLIGHTS
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 1995                  YEAR ENDED FEBRUARY 28/29,
                                                      (UNAUDITED)     1995          1994         1993        1992        1991 *

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 12.05      $ 13.48      $ 13.50      $ 12.94      $ 12.25      $ 10.00

Income from investment operations:
        Net investment income (a)                          0.21         0.41         0.43         0.38         0.40         0.12
        Net realized and unrealized gain                   1.77         0.32         1.27         0.98         1.11         2.16
               Total from investment operations            1.98         0.73         1.70         1.36         1.51         2.28

Less distributions to shareholders:
        From net investment income                        (0.18)       (0.45)       (0.40)       (0.38)       (0.41)       (0.03)
        From net realized gains                           (0.20)       (1.71)       (1.32)       (0.42)       (0.41)        --
               Total distributions                        (0.38)       (2.16)       (1.72)       (0.80)       (0.82)       (0.03)

NET ASSET VALUE, END OF PERIOD                          $ 13.65      $ 12.05      $ 13.48      $ 13.50      $ 12.94      $ 12.25

TOTAL RETURN (B)                                          16.63%        6.85%       13.02%       11.01%       12.96%       22.85%


RATIOS/SUPPLEMENTAL DATA:

        Net assets, end of period (000's)             $ 311,995    $ 350,694    $ 679,532  $ 1,239,536    $ 644,136    $ 190,664
        Net expenses to average
               daily net assets (a)                        0.61%**      0.61%        0.61%        0.62%        0.67%        0.70%**
        Net investment income to average
               daily net assets (a)                        2.85%**      2.86%        2.70%        3.15%        3.75%        7.89%**
        Portfolio turnover rate                              37%          77%          35%          50%          41%          23%



            *            For the period from the commencement of operations, November 14, 1990 through February 28, 1991.
            **           Annualized
            (a)          Net of fees and expenses voluntarily waived or borne by the manager of the following
                         per share amounts:          $     0.01   $     0.02  $      0.02  $      0.01  $      0.01  $      0.01
            (b)          Calculation excludes subscription fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.


               See accompanying notes to the financial statements.


GMO VALUE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995



1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Value Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $21,821,666, collateralized by cash in the amount of $22,596,813, which was invested in short-term instruments.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1995.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions in-kind.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The  premium  on cash  purchases  of  Fund  shares  is  .15% of the  amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $16,070 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .70% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .61% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $738. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $115,222,735 and $186,939,600, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 35% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   AUGUST 31, 1995                 YEAR ENDED
                                                                     (UNAUDITED)               FEBRUARY 28, 1995

     Shares sold                                                          955,616                    3,061,654
     Shares issued to shareholders in reinvestment
      of distributions                                                    523,892                    5,068,747
     Shares repurchased                                                (7,711,166)                 (29,453,951)
     Net decrease                                                      (6,231,658)                 (21,323,550)
     Fund shares:

      Beginning of period                                              29,095,761                   50,419,311
      End of period                                                    22,864,103                   29,095,761

6.   FINANCIAL INSTRUMENTS

    A summary of outstanding financial instruments at August 31, 1995, is as follows:

      FUTURES CONTRACTS

     Number of                                                                             Net Unrealized
     Contracts               Type             Expiration Date           Contract Value      Depreciation
         6                  S&P 500           September 1995          $       1,688,550       $ (4,075)

     At August 31, 1995, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

     SWAP AGREEMENTS

                                                                                                    Unrealized
      Notional Amount         Expiration Date                       Description                    Depreciation
      $50,587,819 (a)             12/1/95             Agreement with Morgan Stanley & Co.         $ (2,453,520)
                                                      International dated 6/27/95 to pay
                                                      (receive) the return on an index of
                                                      selected securities minus LIBOR and to
                                                      receive (pay) the return on a second
                                                      index of selected securities minus
                                                      LIBOR plus 0.45%.

     (a) Represents initial notional amount for purposes of calculating the Fund's obligation. The counterparty notional amount is $50,615,537.

GMO GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

                  SHARES             DESCRIPTION                                                       VALUE ($)

                                     STOCK - 96.5%
                                     AEROSPACE - 2.5%
                      42,623         Lockheed Martin                                                                 2,594,675
                      72,000         Raytheon Co                                                                     5,823,000
                                                                                                                     8,417,675
                                     AUTOMOTIVE - 0.2%
                      10,700         Bandag Inc                                                                        635,313
                       1,900         Breed Technologies Inc                                                             36,338
                                                                                                                       671,651
                                     BANKING AND FINANCIAL SERVICES - 3.0%
                       9,660         Bear Stearns Cos Inc                                                              199,238
                      19,965         Comdisco Inc (a)                                                                  608,933
                      93,800         Dean Witter Discover and Co                                                     4,783,800
                         500         Edwards (A G) Inc                                                                  12,188
                      25,100         Morgan Stanley Group Inc                                                        2,180,563
                      12,700         Student Loan Marketing Association                                                687,388
                      33,200         Travelers Inc                                                                   1,593,600
                                                                                                                    10,065,710
                                     CHEMICALS - 0.0%
                       5,000         Wellman Inc                                                                       127,500

                                     COMPUTERS - 1.5%
                      25,200         Adobe Systems Inc                                                               1,285,200
                      91,100         Silicon Graphics * (a)                                                          3,848,975
                                                                                                                     5,134,175
                                     CONSTRUCTION - 0.3%
                      19,700         York International Corp                                                           876,650

                                     CONSUMER GOODS - 2.2%
                      30,100         Black and Decker Corp (a)                                                         974,488
                       2,300         Church & Dwight Co Inc                                                             52,613
                       5,200         Clorox Co                                                                         351,650
                      10,700         International Flavors & Fragrances                                                512,263
                      22,600         Jones Apparel Group Inc *                                                         785,350
                      17,600         Liz Claiborne                                                                     400,400
                       9,400         Newell Co (a)                                                                     235,000
                      16,600         Nike Inc Class B                                                                1,537,575
                      11,800         Polaroid Corp                                                                     514,775
                      33,100         Reebok International Ltd                                                        1,175,050
                       4,800         Russ Berrie and Co                                                                 69,600
                       6,100         Russell Corp                                                                      167,750
                      10,600         VF Corp                                                                           580,350
                                                                                                                     7,356,864
                                     FOOD AND BEVERAGE - 18.8%
                     102,800         Anheuser-Busch Cos Inc                                                          5,872,450
                      17,500         Brown Forman Corp Class B                                                         647,500
                     250,300         Coca-Cola Co                                                                   16,081,758
                      26,600         ConAgra Inc                                                                     1,007,475
                      99,300         CPC International Inc                                                           6,243,488
                      22,850         Dean Foods Co                                                                     605,525
                      20,700         General Mills Co                                                                1,068,638
                      98,500         Heinz (H J) Co                                                                  4,173,938
                      10,100         Hershey Foods Corp                                                                604,738
                      15,600         Hormel (Geo A) and Co                                                             374,400
                       3,000         International Multifoods Corp                                                      67,500
                      75,900         Kellogg Co                                                                      5,123,250
                     219,700         Pepsico Inc                                                                     9,941,425
                     209,800         Sara Lee Corp                                                                   5,821,950
                       4,496         Tootsie Roll Industries Inc                                                       179,278
                       5,400         Tyson Food Inc Class A                                                            139,050
                      26,900         Unilever ADR                                                                    3,325,513
                      20,000         Universal Foods Corp                                                              635,000
                      45,600         Whitman Corp                                                                      917,700
                      18,400         Wrigley (William Jr) Co                                                           830,300
                                                                                                                    63,660,876
                                     HEALTH CARE - 7.8%
                      15,700         Bausch & Lomb Inc (a)                                                             624,075
                      46,100         Boston Scientific Corp * (a)                                                    1,832,475
                      17,200         Forest Labs *                                                                     769,700
                         700         Haemonetics Corp *                                                                 15,050
                     136,900         Johnson & Johnson                                                               9,446,100
                     121,800         Medtronic Inc                                                                  11,494,875
                       6,500         Surgical Care Affiliates                                                          142,188
                      11,800         Tenet Healthcare Corp *                                                           187,325
                      21,000         US Health Care Inc                                                                672,000
                       6,600         Vencor Inc * (a)                                                                  195,525
                      31,300         Wellpoint Health Networks Class A *                                               931,175
                                                                                                                    26,310,488
                                     INSURANCE - 0.5%
                      12,900         Loews Corp                                                                      1,694,738

                                     MACHINERY - 0.3%
                       9,900         Dover Corp                                                                        789,525
                       2,100         FMC Corp *                                                                        161,700
                                                                                                                       951,225
                                     MANUFACTURING - 0.8%
                      10,100         Alco Standard Corp                                                                813,050
                      18,000         Danaher Corp                                                                      594,000
                      62,800         Pall Corp                                                                       1,373,750
                       1,700         Sequa Corp Class A *                                                               45,263
                                                                                                                     2,826,063
                                     OIL AND GAS - 0.1%
                         200         Berry Petroleum Class A                                                             1,950
                      10,500         Burlington Resources Inc                                                          426,563
                                                                                                                       428,513
                                     PHARMACEUTICALS - 21.9%
                     327,204         Abbott Laboratories                                                            12,679,155
                      30,900         American Home Products Corp                                                     2,379,300
                     231,000         Amgen Inc *                                                                    11,059,125
                     143,400         Bristol-Myers Squibb Co                                                         9,840,825
                      68,300         Lilly (Eli) & Co                                                                5,592,063
                     125,800         Merck & Co Inc                                                                  6,274,275
                     135,900         Mylan Laboratories (a)                                                          3,108,713
                     289,856         Pfizer Inc                                                                     14,311,640
                     123,000         Schering-Plough Corp (a)                                                        5,734,875
                      37,700         Warner Lambert Co                                                               3,407,138
                                                                                                                    74,387,109
                                     PRIMARY PROCESSING - 0.1%
                       6,000         Valspar                                                                           240,000

                                     PRINTING AND PUBLISHING - 1.7%
                       4,500         Central Newspapers Class A                                                        127,688
                      54,700         Dun and Bradstreet Corp                                                         3,165,763
                       1,600         McClatchy Newspapers Inc                                                           35,800
                       2,000         Pulitzer Publishing Co                                                             97,000
                      50,600         Readers Digest Association Inc                                                  2,340,250
                                                                                                                     5,766,501
                                     REFINING - 0.2%
                      22,300         Ashland Inc                                                                       730,325

                                     RETAIL TRADE - 3.7%
                      54,800         Albertson's Inc                                                                 1,746,750
                      17,900         American Stores Co                                                                525,813
                       3,300         Blair Corp                                                                        110,138
                      43,000         Circuit City Stores Inc                                                         1,483,500
                       7,500         Dayton Hudson Corp                                                                548,438
                      14,900         Fruit of the Loom Inc *                                                           350,150
                      10,800         Hannaford Brothers Co                                                             276,750
                      67,400         Kroger Co *                                                                     2,198,925
                       1,300         Lands' End Inc *                                                                   22,588
                       9,000         Price/Costco Inc *                                                                151,875
                      47,100         Rite Aid Corp                                                                   1,318,800
                       9,400         Stanhome Inc                                                                      291,400
                     142,000         Walgreen Co                                                                     3,479,000
                       6,700         Weismarkets Inc                                                                   189,275
                                                                                                                    12,693,402
                                     SERVICES - 1.7%
                       3,100         BHC Communications Inc Class A *                                                  281,325
                       2,100         Capital Cities/ABC Inc                                                            241,500
                      14,225         Chris Craft Industries Inc                                                        640,136
                      42,900         Gannett Co Inc                                                                  2,295,150
                      18,800         Kingworld Productions Inc *                                                       714,400
                       9,400         Lee Enterprises Inc                                                               372,475
                       8,900         PHH Corp                                                                          388,263
                         500         Rollins Inc                                                                        11,938
                       1,700         Total System Services Inc                                                          33,150
                       2,700         Washington Post Co Class B                                                        775,913
                                                                                                                     5,754,250
                                     TECHNOLOGY - 20.5%
                     117,200         3Com Corp *                                                                     4,570,800
                      56,400         Apple Computer                                                                  2,425,200
                      54,400         Cabletron Systems Inc * (a)                                                     2,876,400
                       1,900         Cadence Design Systems Inc * (a)                                                   68,875
                     239,100         Cisco Systems Inc *                                                            15,690,938
                      18,100         Cypress Semiconductor Corp * (a)                                                  825,813
                      80,200         Hewlett-Packard Inc                                                             6,416,000
                     135,800         Intel Corp                                                                      8,334,725
                      58,100         LSI Logic Corp * (a)                                                            2,861,425
                     190,500         Microsoft Corp *                                                               17,621,250
                     310,600         Novell Inc *                                                                    5,590,800
                      27,200         Sun Microsystems Inc *                                                          1,574,200
                      15,000         Vishay Intertechnology Inc *                                                      607,500
                                                                                                                    69,463,926
                                     TELECOMMUNICATIONS - 3.4%
                       7,700         Alltel Corp                                                                       217,525
                      64,700         AT & T Corp                                                                     3,655,550
                      18,000         Bell Atlantic Corp                                                              1,075,500
                      20,500         Bellsouth Corp                                                                  1,409,375
                      39,600         GTE Corp                                                                        1,450,350
                      17,400         Nynex Corp                                                                        783,000
                      17,500         Pacific Telesis Group                                                             496,563
                      24,700         SBC Communications                                                              1,250,438
                      14,400         Sprint Corp                                                                       511,200
                      19,400         US West Inc                                                                       843,900
                                                                                                                    11,693,401
                                     TOBACCO - 4.9%
                     223,128         Philip Morris Cos Inc                                                          16,650,927

                                     UTILITIES - 0.4%
                      22,700         Ameritech Corp                                                                  1,163,375
                       4,200         California Energy Co Inc *                                                         87,675
                                                                                                                     1,251,050

                                     TOTAL STOCK (Cost $270,626,130)                                               327,153,019

                PAR VALUE            SHORT-TERM INVESTMENTS - 8.8%
                                     REPURCHASE AGREEMENT - 3.3%
           $      11,157,335         Salomon Brothers Repurchase Agreement, dated 8/31/95,
                                     due 9/1/95, with a maturity value of $11,158,977 and an
                                     effective yield of 5.3%, collateralized by U.S. Treasury
                                     Obligations with rates ranging from 6.25% to 6.50%, with
                                     maturity dates ranging from 4/30/97 to 8/15/23 and with an
                                     aggregate market value of 11,398,317.                                          11,157,335

                                     U.S. GOVERNMENT - 0.1%
                     400,000         U.S. Treasury Bill, 5.29% due 11/30/95 (b)                                        394,719

                                     CASH EQUIVALENTS - 5.5%
                   8,028,667         Bank of Boston Time Deposit, 5.95% due 9/1/95                                   8,028,667
                   1,664,603         Dreyfus Cash Management Money Market Fund Plus, A Shares                        1,664,603
                   1,496,165         Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                      1,496,165
                   2,820,065         National Westminster Time Deposit, 5.95% due 9/1/95                             2,820,065
                   4,500,000         Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                 4,500,000
                                                                                                                    18,509,500

                                     TOTAL SHORT-TERM INVESTMENTS (Cost $30,061,540)                                30,061,554

                                     TOTAL INVESTMENTS - 105.3%
                                     (Cost $300,687,670) * *                                                       357,214,573

                                     Other Assets and Liabilities (net) - (5.3%)                                   (18,030,267)

                                     TOTAL NET ASSETS - 100.0%                                      $              339,184,306



                                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                                     ADR American Depositary Receipt

                                     (a)   All or a portion of this security is on loan.

                                     (b)   This security is held as collateral for open futures contracts.

                                     *     Non-income producing security.

                                     * *   The aggregate identified cost for federal income tax purposes is $300,687,670, resulting in gross unrealized appreciation and depreciation of $59,193,872 and $2,666,969, respectively, and net unrealized appreciation of $56,526,903.

                             See accompanying notes to the financial statements.


     GMO GROWTH ALLOCATION FUND
     (A SERIES OF GMO TRUST)

     STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


     ASSETS:
                 Investments, at value (cost $270,626,130) (Note 1)                           $           327,153,019
                 Short-term investments, at value (cost $30,061,540) (Note 1)                              30,061,554
                 Receivable for investments sold                                                              742,425
                 Receivable for variation margin on open futures contracts                                     19,539
                 Dividends and interest receivable                                                            496,288
                 Receivable for expenses waived or borne by Manager (Note 2)                                   22,400
                         Total assets                                                                     358,495,225

     LIABILITIES:
                 Payable for investments purchased                                                            315,092
                 Payable upon return of securities loaned (Note 1)                                         18,507,225
                 Payable for Fund shares repurchased                                                          301,000
                 Payable to affiliate for management fee  (Note 2)                                            140,509
                 Accrued expenses                                                                              47,093
                         Total liabilities                                                                 19,310,919

         NET ASSETS  (equivalent to $5.04 per share based on 67,350,475
                 shares outstanding, unlimited shares authorized)                             $           339,184,306

     NET ASSETS CONSIST OF:
                 Paid-in capital                                                              $           277,827,521
                 Accumulated undistributed net investment income                                            1,105,348
                 Accumulated undistributed net realized gain                                                3,710,155
                 Net unrealized appreciation                                                               56,541,282
                         NET ASSETS                                                           $           339,184,306


                 See accompanying notes to the financial statments.

    GMO GROWTH ALLOCATION FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)


    INVESTMENT INCOME:
          Dividends (net of withholding taxes of $11,885)                     $          2,781,264
          Interest (including securities lending income of $21,125)                        496,506
                Total income                                                             3,277,770

    EXPENSES:
          Management fee (Note 2)                                                          771,163
          Custodian and transfer agent fees                                                 39,487
          Audit fees                                                                        29,642
          Legal fees                                                                         4,958
          Registration fees                                                                  4,374
          Insurance                                                                          1,470
          Trustee fee (Note 2)                                                                 643
          Miscellaneous                                                                        277
                Total expenses                                                             852,014
                Less:  expenses waived or borne by Manager (Note 2)                       (111,698)
                Net expenses                                                               740,316
                      Net investment income                                              2,537,454

    REALIZED AND UNREALIZED GAIN (LOSS):
                Net realized gain (loss) on:
                      Investments                                                        2,776,653
                      Closed futures contracts                                           1,511,829
                      Closed swap contracts                                               (100,858)
                            Net realized gain                                            4,187,624

                Change in net unrealized appreciation (depreciation) on:
                      Investments                                                       42,128,037
                      Open futures contracts                                               (39,448)
                            Net unrealized gain                                         42,088,589
                      Net realized and unrealized gain                                  46,276,213

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $         48,813,667

                      See accompanying notes to the financial statments.

    GMO GROWTH ALLOCATION FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS ENDED
                                                                   AUGUST 31, 1995       YEAR ENDED
                                                                     (UNAUDITED)      FEBRUARY 28, 1995
    INCREASE (DECREASE) IN NET ASSETS:
    Operations:
            Net investment income                                $       2,537,454   $       3,189,370
            Net realized gain                                            4,187,624          12,677,026
            Change in net unrealized appreciation (depreciation)        42,088,589           7,126,286
            Net increase in net assets resulting from operations        48,813,667          22,992,682

    Distributions to shareholders from:
            Net investment income                                       (1,990,601)         (2,852,156)
            Net realized gains                                         (10,202,708)         (3,416,541)
                                                                       (12,193,309)         (6,268,697)

    Fund share transactions:  (Note 5)
            Proceeds from sale of shares                               102,414,592          35,930,626
            Net asset value of shares issued to shareholders
              in payment of distributions declared                      10,415,239           4,464,606
            Cost of shares repurchased                                 (49,272,200)        (48,810,882)
            Net increase (decrease) in net assets resulting
              from Fund share transactions                              63,557,631          (8,415,650)

            Total increase in net assets                               100,177,989           8,308,335

    NET ASSETS:
            Beginning of period                                        239,006,317         230,697,982

            End of period (including accumulated undistributed
              net investment income of $1,105,348 and
              $558,495, respectively)                            $     339,184,306   $     239,006,317

                         See accompanying notes to the financial statments.

     GMO GROWTH ALLOCATION FUND
     (A SERIES OF GMO TRUST)

     FINANCIAL HIGHLIGHTS
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS ENDED
                                                 AUGUST 31, 1995               YEAR ENDED FEBRUARY 28/29,
                                                   (UNAUDITED)     1995        1994        1993       1992          1991

NET ASSET VALUE, BEGINNING OF PERIOD                $  4.45      $  4.14       $4.55    $   5.82    $  14.54   $   12.64

Income from investment operations:
      Net investment income (a)                        0.04         0.06         0.06       0.07        0.19        0.25
      Net realized and unrealized gain                 0.74         0.38         0.11       0.17        1.63        2.61
            Total from investment operations           0.78         0.44         0.17       0.24        1.82        2.86

Less distributions to shareholders:
      From net investment income                      (0.03)       (0.06)       (0.06)     (0.08)      (0.23)      (0.25)
      From net realized gains                         (0.16)       (0.07)       (0.52)     (1.43)     (10.31)      (0.71)
            Total distributions                       (0.19)       (0.13)       (0.58)     (1.51)     (10.54)      (0.96)

NET ASSET VALUE, END OF PERIOD                      $  5.04      $  4.45       $ 4.14   $   4.55   $    5.82   $   14.54

TOTAL RETURN (B)                                      17.67%       10.86%        4.13%      3.71%      20.47%      24.24%


RATIOS/SUPPLEMENTAL DATA:

      Net assets, end of period (000's)          $  339,184   $  239,006    $ 230,698  $ 168,143   $ 338,439 $ 1,004,345
      Net expenses to average
            daily net assets (a)                       0.48%*       0.48%        0.48%      0.49%       0.50%       0.50%
      Net investment income to average
            daily net assets (a)                       1.65%*       1.50%        1.38%      1.15%       1.38%       1.91%
      Portfolio turnover rate                            30%         139%          57%        36%         46%         45%


            *           Annualized
           (a)          Net of fees and expenses voluntarily waived or borne by the Manager of less than $.01 per share for each period presented.
           (b)          Calculation excludes subscription fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.



                        See accompanying notes to the financial statments.

GMO GROWTH ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Growth Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $18,148,000 collateralized by cash in the amount of $18,509,500, which was invested in short-term instruments.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1995, there were no outstanding swap agreements.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions in-kind.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The  premium  on cash  purchases  of  Fund  shares  is .17 % of the  amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $98,213 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $643. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $153,363,380 and $85,231,458, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 51% of the outstanding shares of the Fund were held by four individual shareholders each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended
                                                                   August 31, 1995                 Year Ended
                                                                     (Unaudited)               February 28, 1995
    Shares sold                                                        21,976,921                    8,350,129
    Shares issued to shareholders in reinvestment
     of distributions                                                   2,161,521                    1,076,722
    Shares repurchased                                                (10,445,188)                 (11,444,911)

    Net increase (decrease)                                            13,693,254                  (2,018,060)
    Fund shares:
      Beginning of period                                              53,657,221                   55,675,281
      End of period                                                    67,350,475                   53,657,221


 6.  FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at August 31, 1995, is as follows:


     Number of                                                                                  Net Unrealized
     Contracts               Type            Expiration Date           Contract Value            Appreciation
         22                S&P 500            September 1995             $ 6,191,350               $ 14,379

     At August 31, 1995, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.


GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

          SHARES            DESCRIPTION                                                                               VALUE ($)
                            STOCK - 96.2%
                            AEROSPACE - 3.1%
              46,993        Lockheed Martin                                                                              2,860,699
              54,800        Raytheon Co                                                                                  4,431,950
                                                                                                                         7,292,649
                            AUTOMOTIVE - 0.1%
               4,100        Bandag Inc                                                                                     243,438

                            BANKING AND FINANCIAL SERVICES - 6.6%
                 600        Bancorp Hawaii Inc                                                                              20,100
              19,890        Bear Stearns Cos Inc                                                                           410,231
              12,600        Beneficial Corp                                                                                618,975
               3,350        Charles Schwab & Co                                                                            155,775
               7,100        Chase Manhattan Corp                                                                           408,250
              18,800        Chemical Banking Corp                                                                        1,095,100
              54,200        Citicorp                                                                                     3,597,525
              46,400        Dean Witter Discover and Co                                                                  2,366,400
              12,400        Edwards (A G) Inc                                                                              302,250
               2,200        First Bank of America Corp                                                                      97,350
               5,800        First Chicago Corp                                                                             367,575
              25,000        Household International Inc                                                                  1,403,125
              24,800        Morgan Stanley Group Inc                                                                     2,154,500
              15,100        Student Loan Marketing Association                                                             817,288
              31,300        Travelers Inc                                                                                1,502,400
                                                                                                                        15,316,844
                            COMPUTER AND OFFICE EQUIPMENT - 2.6%
              80,100        Micron Technology                                                                            6,157,688

                            COMPUTERS - 0.4%
              22,700        Silicon Graphics * (a)                                                                         959,075

                            CONSTRUCTION - 0.1%
               1,600        Vulcan Materials Inc                                                                            84,200
               4,600        York International Corp                                                                        204,700
                                                                                                                           288,900
                            CONSUMER GOODS - 3.5%
              26,800        Black and Decker Corp                                                                          867,650
               6,400        Clorox Co                                                                                      432,800
              59,300        Eastman Kodak Co                                                                             3,417,163
              12,000        International Flavors & Fragrances                                                             574,500
              19,100        Liz Claiborne                                                                                  434,525
               4,900        National Service Industries                                                                    142,100
               7,900        Nike Inc Class B                                                                               731,738
              14,000        Polaroid Corp                                                                                  610,750
                 100        Premark International Inc                                                                        5,238
              10,400        Reebok International Ltd                                                                       369,200
              14,000        VF Corp                                                                                        766,500
                                                                                                                         8,352,164
                            FOOD AND BEVERAGE - 12.7%
              50,500        Anheuser-Busch Cos Inc                                                                       2,884,813
              66,465        Archer Daniels Midland Co                                                                    1,104,981
              12,300        Brown Forman Corp Class B                                                                      455,100
             144,000        Coca-Cola Co                                                                                 9,252,000
              49,000        ConAgra Inc                                                                                  1,855,875
              17,000        CPC International Inc                                                                        1,068,875
               9,300        Dean Foods Co                                                                                  246,450
              35,600        General Mills Co                                                                             1,837,850
              50,800        Heinz (H J) Co                                                                               2,152,650
               3,600        Hershey Foods Corp                                                                             215,550
               7,700        Hormel (Geo A) and Co                                                                          184,800
               7,900        IBP Inc                                                                                        389,075
              24,900        Kellogg Co                                                                                   1,680,750
              29,300        Pepsico Inc                                                                                  1,325,825
              55,700        Sara Lee Corp                                                                                1,545,675
               4,700        Tyson Food Inc Class A                                                                         121,025
              24,600        Unilever ADR                                                                                 3,041,175
               7,100        Universal Foods Corp                                                                           225,425
              20,800        Whitman Corp                                                                                   418,600
                                                                                                                        30,006,494
                            HEALTH CARE - 4.0%
                 600        Bausch & Lomb Inc (a)                                                                           23,850
              42,700        Johnson & Johnson                                                                            2,946,300
              34,400        Medtronic Inc                                                                                3,246,500
               7,300        Rhone Poulenc Rorer Inc (a)                                                                    323,025
               2,300        Tambrands Inc                                                                                  103,213
              42,300        Tenet Healthcare Corp *                                                                        671,513
              39,900        Upjohn Co                                                                                    1,690,738
              11,100        Wellpoint Health Networks Class A *                                                            330,225
                                                                                                                         9,335,364
                            INSURANCE - 6.0%
              23,600        Aetna Life and Casualty Co                                                                   1,610,700
              19,000        AFLAC Corp                                                                                     776,625
               2,900        Allmerica Property and Casualty                                                                 69,963
              35,400        Allstate Corp                                                                                1,199,175
               7,700        AMBAC Inc                                                                                      325,325
              37,600        American General Corp                                                                        1,325,400
              16,900        AON Corp                                                                                       659,100
               4,600        Chubb Corp                                                                                     419,750
              12,700        Cigna Corp                                                                                   1,228,725
               1,300        CNA Financial Corp *                                                                           124,638
               2,100        Geico Corp                                                                                     143,325
               1,600        Jefferson Pilot Corp                                                                           100,600
               9,300        Loews Corp                                                                                   1,221,788
                 900        Marsh & McLennan Cos Inc                                                                        74,138
               5,000        MBIA Inc                                                                                       340,000
               2,600        MGIC Investment (a)                                                                            145,600
               9,600        Old Republic International Corp                                                                265,200
               7,400        Provident Life and Accident Insurance Co Class B                                               193,325
              11,400        Providian Corp                                                                                 437,475
               3,700        Safeco Corp (a)                                                                                239,113
              25,300        St Paul Cos                                                                                  1,372,525
              18,100        Torchmark Corp (a)                                                                             724,000
              10,900        Transamerica Corp                                                                              741,200
               1,000        Transatlantic Holdings Inc                                                                      70,000
               7,400        Twentieth Century Industries *                                                                 116,550
                                                                                                                        13,924,240
                            MACHINERY - 0.8%
               9,100        Dover Corp                                                                                     725,725
               6,300        FMC Corp * (a)                                                                                 485,100
              18,500        Harnischfeger Industries                                                                       679,875
                                                                                                                         1,890,700
                            MANUFACTURING - 6.9%
             124,100        Boeing Co                                                                                    7,911,375
              10,200        Crown Cork & Seal Inc * (a)                                                                    459,000
              10,200        Danaher Corp                                                                                   336,600
              60,600        International Business Machines Corp                                                         6,264,525
              28,600        Pall Corp                                                                                      625,625
              14,100        Tenneco Inc                                                                                    683,850
                 600        Textron Inc                                                                                     41,100
                                                                                                                        16,322,075
                            OIL AND GAS - 5.4%
              22,800        Amoco Corp                                                                                   1,453,500
               4,600        Atlantic Richfield Co                                                                          501,975
               5,700        Cabot Corp                                                                                     274,313
              15,900        Chevron Corp                                                                                   769,163
               1,800        Columbia Gas Systems *                                                                          63,450
               2,300        El Paso Natural Gas Co                                                                          64,688
              59,500        Exxon Corp                                                                                   4,090,625
                 400        FINA Inc Class A                                                                                18,500
              17,500        Mobil Corp                                                                                   1,666,875
                 600        Murphy Oil Corp                                                                                 24,300
               2,300        National Fuel Gas                                                                               64,688
               6,700        Nicor Inc                                                                                      171,688
               2,400        Occidental Petroleum Corp                                                                       52,200
               3,500        Peoples Energy Corp                                                                             95,375
              16,300        Royal Dutch Petroleum Co ADR (a)                                                             1,943,775
               8,100        Texaco Inc                                                                                     524,475
              27,075        Williams Companies Inc                                                                         991,622
                                                                                                                        12,771,212
                            PAPER AND ALLIED PRODUCTS - 0.2%
               5,900        Consolidated Papers Inc                                                                        356,950
               4,000        Glatfelter (PH) Co                                                                              90,000
                                                                                                                           446,950
                            PHARMACEUTICALS - 12.3%
              54,200        Abbott Laboratories                                                                          2,100,250
              42,700        American Home Products Corp                                                                  3,287,900
              60,798        Amgen Inc *                                                                                  2,910,704
              90,500        Bristol-Myers Squibb Co                                                                      6,210,563
              64,200        Lilly (Eli) & Co                                                                             5,256,375
              84,400        Merck & Co Inc                                                                               4,209,450
              12,150        Mylan Laboratories (a)                                                                         277,931
              86,600        Pfizer Inc                                                                                   4,275,875
               3,800        Schering-Plough Corp (a)                                                                       177,175
               3,300        Warner Lambert Co                                                                              298,238
                                                                                                                        29,004,461
                            PRINTING AND PUBLISHING - 0.8%
              16,600        Dun and Bradstreet Corp                                                                        960,725
               4,200        McGraw Hill Inc                                                                                330,750
              14,000        Readers Digest Association Inc (a)                                                             647,500
                                                                                                                         1,938,975
                            REFINING - 0.3%
              23,600        Ashland Inc                                                                                    772,900

                            RETAIL TRADE - 1.9%
              24,500        American Stores Co                                                                             719,688
              13,000        Circuit City Stores Inc                                                                        448,500
               4,200        Fruit of the Loom Inc *                                                                         98,700
              28,500        Melville Corp                                                                                  951,188
              34,300        Rite Aid Corp                                                                                  960,400
              32,200        Walgreen Co                                                                                    788,900
               2,900        Weismarkets Inc                                                                                 81,925
               5,800        Winn Dixie                                                                                     345,100
                                                                                                                         4,394,401
                            SERVICES - 1.2%
               3,000        BHC Communications Inc Class A *                                                               272,251
               9,600        Capital Cities/ABC Inc                                                                       1,104,000
               4,600        Fleming Cos                                                                                    133,975
              14,100        Gannett Co Inc                                                                                 754,350
               1,000        Kingworld Productions Inc *                                                                     38,000
               3,300        Manpower Inc (a)                                                                                94,875
               5,100        Omnicom Group                                                                                  320,025
               5,600        Supervalu Inc                                                                                  165,900
                                                                                                                         2,883,376
                            TECHNOLOGY - 9.3%
              45,000        3Com Corp *                                                                                  1,755,000
              36,700        Apple Computer                                                                               1,578,100
               6,200        Avery Dennison Corp                                                                            254,200
              24,700        Cisco Systems Inc *                                                                          1,620,938
              29,200        Digital Equipment Corp *                                                                     1,219,100
              90,100        Hewlett-Packard Inc                                                                          7,208,000
              38,300        LSI Logic Corp * (a)                                                                         1,886,275
              37,200        Microsoft Corp *                                                                             3,441,000
              41,000        Novell Inc *                                                                                   738,000
              26,000        Sun Microsystems Inc *                                                                       1,504,750
              15,500        Vishay Intertechnology Inc *                                                                   627,750
                                                                                                                        21,833,113
                            TELECOMMUNICATIONS - 3.5%
               5,500        Alltel Corp                                                                                    155,375
              43,800        AT & T Corp                                                                                  2,474,700
              12,200        Bell Atlantic Corp                                                                             728,950
              13,900        Bellsouth Corp                                                                                 955,625
               8,100        Cincinnati Bell Inc *                                                                          220,725
               4,600        Frontier Corp                                                                                  128,225
              26,900        GTE Corp                                                                                       985,213
              11,800        Nynex Corp                                                                                     531,000
              11,900        Pacific Telesis Group                                                                          337,663
              16,800        SBC Communications                                                                             850,500
               9,800        Sprint Corp                                                                                    347,900
              13,200        US West Inc                                                                                    574,200
                                                                                                                         8,290,076
                            TOBACCO - 2.1%
              66,300        Philip Morris Cos Inc                                                                        4,947,638

                            UTILITIES - 12.4%
              26,600        AES Corp *                                                                                     492,100
              35,800        Allegheny Power System Inc                                                                     872,625
              42,800        American Electric Power Inc                                                                  1,460,550
              15,400        Ameritech Corp                                                                                 789,250
               1,100        Atlanta Gas Light (a)                                                                           40,563
              28,800        Baltimore Gas and Electric Co                                                                  756,000
               6,400        Brooklyn Union Gas Co                                                                          160,800
               1,400        California Energy Co Inc *                                                                      29,225
               6,400        Carolina Power and Light Co                                                                    196,000
              12,100        Centerior Energy Corp                                                                          130,075
              40,700        Central & South West Corp                                                                      997,150
              37,100        Cinergy Corp                                                                                   950,688
               4,500        Cipsco Inc                                                                                     147,938
              13,400        CMS Energy Corp                                                                                329,975
              19,500        Consolidated Edison                                                                            550,875
               1,900        Delmarva Power and Light Co                                                                     41,325
               2,800        Destec Energy Inc *                                                                             44,450
              34,800        Detroit Edison Co                                                                            1,065,750
              20,500        Dominion Resources Inc                                                                         740,563
              30,800        DPL Inc                                                                                        685,300
              10,450        DQE                                                                                            249,494
              36,000        Duke Power Co                                                                                1,462,500
              16,800        Entergy Corp                                                                                   403,200
              15,700        Florida Progress Corp                                                                          476,888
              20,200        FPL Group Inc                                                                                  785,275
              12,700        General Public Utilities                                                                       363,538
               3,000        Hawaiian Electric Industry Inc                                                                 108,375
               2,300        Houston Industries Inc                                                                          97,463
               7,500        Idaho Power Co                                                                                 197,813
               2,400        IES Industries                                                                                  60,600
               6,900        Illinova Corp                                                                                  173,363
               3,100        Ipalco Enterprises Inc (a)                                                                     107,338
               9,300        Kansas City Power and Light Co                                                                 208,088
               2,300        Ku Energy Corp                                                                                  62,675
               3,100        LG&E Energy Corp                                                                               120,125
              10,100        MCN Corp                                                                                       188,113
               8,500        Midamerican Energy Co                                                                          121,125
                 800        Minnesota Power & Light Co                                                                      21,500
              12,600        Montana Power Co                                                                               277,200
               8,100        Nevada Power Co                                                                                165,038
               7,100        New England Electric System                                                                    248,500
               4,100        New York State Electric and Gas Corp                                                            98,913
              11,200        Nipsco Industries Inc                                                                          366,800
              15,200        Northern States Power Co                                                                       647,900
               8,800        Oklahoma Gas and Electric Co (a)                                                               311,300
              30,000        Pacific Enterprises                                                                            720,000
               1,200        Pacific Gas and Electric Co                                                                     34,500
              92,000        PacifiCorp                                                                                   1,667,500
              46,300        Panhandle Eastern Corp                                                                       1,157,500
               1,800        Portland General Electric Co                                                                    43,200
              46,100        Potomac Electric Power Co                                                                      985,388
              15,600        PP&L Resources Inc                                                                             341,250
              23,300        Public Service of Colorado                                                                     754,338
              10,200        Puget Sound Power and Light Co                                                                 220,575
               9,600        Scana Corp (a)                                                                                 223,200
             126,200        Southern Co                                                                                  2,665,975
               4,700        Southwesten Public Service Co (a)                                                              141,000
              23,300        Teco Energy                                                                                    503,863
               2,900        UGI Corp (a)                                                                                    61,988
              12,200        Union Electric Co                                                                              434,625
               4,500        Utilicorp United Inc                                                                           122,063
               1,800        Washington Gas Light                                                                            34,425
              13,300        Washington Water Power (a)                                                                     206,150
               7,500        Western Resources Inc                                                                          226,875
              31,400        Wisconsin Energy Corp                                                                          843,875
               1,900        Wisconsin Power & Light Holding Co                                                              54,150
                 900        WPS Resources Corp                                                                              25,988
                                                                                                                        29,272,754

                            TOTAL STOCK (Cost $182,756,114)                                                            226,645,487

         PAR VALUE          SHORT-TERM INVESTMENTS - 6.8%
                            REPURCHASE AGREEMENT - 3.4%
    $      8,038,764        Salomon Brothers Repurchase Agreement, dated 8/31/95,
                            due 9/1/95, with a maturity value of $8,039,947 and an
                            effective yield of 5.30%, collateralized by U.S. Treasury
                            Obligations with rates ranging from 6.25% to 6.50%, with
                            maturity dates ranging from 4/30/97 to 8/15/23 and with an
                            aggregate market value of $8,212,390.                                                        8,038,764

                            U.S. GOVERNMENT - 0.1%
             300,000        U.S. Treasury Bill, 5.29% due 11/30/95 (b)                                                     296,039

                            CASH EQUIVALENTS - 3.3%
           3,224,803        Bank of Boston Time Deposit, 5.95% due 9/1/95                                                3,224,803
             700,951        Dreyfus Cash Management Money Market Fund Plus, A Shares                                       700,951
             630,023        Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                     630,023
           1,238,423        National Westminster Time Deposit, 5.95% due 9/1/95                                          1,238,423
           2,000,000        Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                              2,000,000
                                                                                                                         7,794,200

                            TOTAL SHORT-TERM INVESTMENTS (Cost $16,128,992)                                             16,129,003

                            TOTAL INVESTMENTS - 103.0%
                            (Cost $198,885,106) * *                                                                    242,774,490

                             Other Assets and Liabilities (net) - (3.0%)                                                (6,982,603)

                             TOTAL NET ASSETS - 100.0%                                                             $   235,791,887



                              NOTES TO THE SCHEDULE OF INVESTMENTS:

                              ADR American Depositary Receipt

                              (a)   All or a portion of this security is on loan.

                              (b)   This security is held as collateral for open futures contracts.

                              *     Non-income producing security.

                              * *   The aggregate identified cost for federal income tax purposes is $198,885,106, resulting in gross unrealized appreciation and depreciation of $44,723,056 and $833,672, respectively, and net unrealized appreciation of $43,889,384.

              See accompanying notes to the financial statements.



    GMO U.S. SECTOR ALLOCATION FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


    ASSETS:
          Investments, at value (cost $182,756,114) (Note 1)                        $         226,645,487
          Short-term investments, at value (cost $16,128,992) (Note 1)                         16,129,003
          Receivable for investments sold                                                       1,219,247
          Receivable for variation margin on open futures contracts                                16,150
          Dividends and interest receivable                                                       698,345
          Receivable for expenses waived or borne by Manager (Note 2)                              17,325
                 Total assets                                                                 244,725,557

    LIABILITIES:
          Payable for investments purchased                                                       992,871
          Payable upon return of securities loaned (Note 1)                                     7,793,014
          Payable to affiliate for management fee  (Note 2)                                        95,522
          Accrued expenses                                                                         52,263
                 Total liabilities                                                              8,933,670

        NET ASSETS (equivalent to $13.06 per share based on 18,053,484
          shares outstanding, unlimited shares authorized)                          $         235,791,887

    NET ASSETS CONSIST OF:
          Paid-in capital                                                           $         179,513,557
          Accumulated undistributed net investment income                                       1,536,450
          Accumulated undistributed net realized gain                                          10,868,869
          Net unrealized appreciation                                                          43,873,011
                 NET ASSETS                                                         $         235,791,887


              See accompanying notes to the financial statements.

     GMO U.S. SECTOR ALLOCATION FUND
     (A SERIES OF GMO TRUST)

     STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)


     INVESTMENT INCOME:
              Dividends (net of withholding taxes of $19,788)                            $         3,050,053
              Interest (including securities lending income of $8,749)                               244,449
                       Total income                                                                3,294,502

     EXPENSES:
              Management fee (Note 2)                                                                555,028
              Custodian and transfer agent fees                                                       55,217
              Audit fees                                                                              23,499
              Legal fees                                                                               4,008
              Insurance                                                                                1,104
              Registration fees                                                                          839
              Trustee fee (Note 2)                                                                       459
              Miscellaneous                                                                              186
                       Total expenses                                                                640,340
                       Less:  expenses waived or borne by Manager (Note 2)                           (96,639)
                       Net expenses                                                                  543,701
                               Net investment income                                               2,750,801

     REALIZED AND UNREALIZED GAIN (LOSS):
                       Net realized gain (loss) on:
                               Investments                                                        11,528,271
                               Closed futures contracts                                              586,968
                               Closed swap contracts                                                 (64,087)
                                     Net realized gain                                            12,051,152

                       Change in net unrealized appreciation (depreciation) on:
                               Investments                                                        25,769,746
                               Open futures contracts                                                (22,989)
                                     Net unrealized gain                                          25,746,757
                               Net realized and unrealized gain                                   37,797,909

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $        40,548,710

                       See accompanying notes to the financial statements.

    GMO U.S. SECTOR ALLOCATION FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED
                                                                           AUGUST 31, 1995         YEAR ENDED
                                                                             (UNAUDITED)       FEBRUARY 28, 1995
    INCREASE (DECREASE) IN NET ASSETS:
    Operations:
           Net investment income                                        $         2,750,801   $        4,975,763
           Net realized gain                                                     12,051,152            8,878,913
           Change in net unrealized appreciation (depreciation)                  25,746,757              925,826
           Net increase in net assets resulting from operations                  40,548,710           14,780,502

    Distributions to shareholders from:
           Net investment income                                                 (2,132,461)          (4,670,650)
           Net realized gains                                                    (1,086,252)         (12,614,921)
                                                                                 (3,218,713)         (17,285,571)

    Fund share transactions:  (Note 5)
           Proceeds from sale of shares                                           2,225,087           47,339,037
           Net asset value of shares issued to shareholders
                   in payment of distributions declared                             833,727            5,887,140
           Cost of shares repurchased                                           (11,888,022)         (10,457,780)
           Net increase (decrease) in net assets resulting
                   from Fund share transactions                                  (8,829,208)          42,768,397

           Total increase in net assets                                          28,500,789           40,263,328

    NET ASSETS:
           Beginning of period                                                  207,291,098          167,027,770

           End of period (including accumulated undistributed
                   net investment income of $1,536,450 and
                   $918,110, respectively)                              $       235,791,887   $      207,291,098

           See accompanying notes to the financial statements.


     GMO U.S. SECTOR ALLOCATION FUND
     (A SERIES OF GMO TRUST)

     FINANCIAL HIGHLIGHTS
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 1995                YEAR ENDED FEBRUARY 28/29,
                                                     (UNAUDITED)            1995           1994         1993*

     NET ASSET VALUE, BEGINNING OF PERIOD        $         11.06   $         11.26  $        10.38 $         10.00

     Income from investment operations:
         Net investment income (a)                          0.16              0.28            0.29            0.05
         Net realized and unrealized gain                   2.02              0.49            1.21            0.33
               Total from investment operations             2.18              0.77            1.50            0.38

     Less distributions to shareholders:
         From net investment income                        (0.12)            (0.27)          (0.30)              -
         From net realized gains                           (0.06)            (0.70)          (0.32)              -
               Total distributions                         (0.18)            (0.97)          (0.62)              -

     NET ASSET VALUE, END OF PERIOD              $         13.06   $         11.06  $        11.26 $         10.38

     TOTAL RETURN (B)                                      19.81%             7.56%          14.64%           3.80%


     RATIOS/SUPPLEMENTAL DATA:

         Net assets, end of period (000's)       $       235,792   $       207,291  $      167,028 $       169,208
         Net expenses to average
               daily net assets (a)                         0.48%**           0.48%           0.48%           0.48%**
         Net investment income to average
               daily net assets (a)                         2.42%**           2.61%           2.56%           3.20%**
         Portfolio turnover rate                              37%              101%             53%              9%



         *           For the period from January 4, 1993 (commencement of operations) to February 28, 1993.
         **          Annualized.
         (a)         Net of fees and expenses voluntarily waived or borne by the Manager of the following
                     per share amounts:          $          0.01   $          0.01  $         0.01 $          0.01
         (b)         Calculation excludes subscription fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.

                     See accompanying notes to the financial statements.


GMO U.S. SECTOR ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO U.S. Sector Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in commitment value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $7,601,131, collateralized by cash in the amount of $7,794,200 which was invested in short-term instruments.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund entered into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1995, there were no outstanding swap agreements.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for partnership interests.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .17% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $1,106 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .49% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets. In addition, the Fund's organizational expenses have been borne by the manager.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $459. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $80,211,766 and $92,452,889, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 84% of the outstanding shares of the Fund were held by three shareholders each holding in excess of 10% of the Fund's outstanding shares.

5.  SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                        Six Months Ended
                                                         August 31, 1995                   Year Ended
                                                           (Unaudited)                 February 28, 1995
     Shares sold                                               194,243                       4,299,814
     Shares issued to shareholders in
      reinvestment of distributions                             68,559                         561,797
     Shares repurchased                                       (943,623)                       (957,241)

     Net (decrease) increase                                  (680,821)                       3,904,370
     Fund shares:
      Beginning of period                                   18,734,305                      14,829,935
      End of period                                         18,053,484                      18,734,305


6.   FINANCIAL INSTRUMENTS
    A summary of outstanding futures contracts at August 31, 1995 is as follows:


     Number of                                                                                  Net Unrealized
     Contracts               Type            Expiration Date           Contract Value            Depreciation
         19                S&P 500            September 1995       $          5,347,075     $            (16,373)


     At August 31, 1995, the Fund has cash and/or securities to cover any margin requirements on these contracts.


GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

                     SHARES              DESCRIPTION                                                              VALUE ($)
                                         STOCK - 94.9%
                                         ADVERTISING - 0.0%
                         200             Grey Advertising                                                                    37,000

                                         AEROSPACE - 1.2%
                       9,900             AAR Corp                                                                           164,588
                       1,000             Curtiss Wright Corp                                                                 44,000
                       1,800             EDO Corp *                                                                           9,675
                       1,800             Hexcel Corp *                                                                       19,800
                       2,200             Hi-Shear Industries *                                                               17,325
                       6,100             Logicon Inc                                                                        335,500
                      11,500             Rohr Inc * (a)                                                                     178,250
                      28,000             Thiokol Corp                                                                       976,500
                       7,300             United Industial Corp                                                               47,450
                       3,500             Whittaker Corp *                                                                    68,250
                                                                                                                          1,861,338
                                         AUTOMOTIVE - 0.8%
                       2,800             Bandag Inc                                                                         166,250
                       3,500             Breed Technologies Inc                                                              66,938
                       2,600             Donnelly Corp                                                                       41,600
                       9,000             Oshkosh Truck                                                                      121,500
                      10,800             Smith (A O) Corp Class A                                                           271,350
                      10,100             SPX Corp                                                                           152,763
                      10,500             Standard Products Corp                                                             204,750
                      10,050             TBC Corp *                                                                          95,475
                         500             Trak Auto Corp *                                                                     7,750
                       4,600             Walbro Corp                                                                        105,225
                                                                                                                          1,233,601
                                         BANKING AND FINANCIAL SERVICES - 7.2%
                      16,000             Alex Brown Inc                                                                     960,000
                         100             Amplicon Inc                                                                         1,675
                         600             Baldwin and Lyons Inc Class B                                                        9,019
                       7,300             Banponce Corp                                                                      271,013
                       3,800             CCB Financial Corp                                                                 183,350
                       4,700             Centura Banks Inc                                                                  146,288
                       2,700             CMAC Investment Corp                                                               136,350
                      31,700             Comdisco Inc (a)                                                                   966,850
                       6,600             Compass Bancshares                                                                 198,000
                       7,400             Deposit Guaranty Corp                                                              292,300
                       5,200             Downey Financial Corp                                                              113,750
                       9,800             Eaton Vance Corp                                                                   374,850
                      39,400             Edwards (A G) Inc                                                                  960,375
                       1,500             First Citizens Bancshares Class A                                                   78,750
                      14,850             First Commerce Corp (a)                                                            478,913
                       1,000             First Empire State Corp                                                            183,000
                       3,300             First Hawaiian Inc                                                                  91,988
                       2,250             Firstmerit Corp                                                                     60,188
                       1,324             Glendale Federal Bank *                                                             20,853
                       6,300             Inter-Regional Financial Group                                                     201,600
                       4,300             Jefferies Group Inc                                                                169,850
                       3,700             LDI Corp *                                                                          13,413
                       7,475             Legg Mason Inc                                                                     220,513
                       4,600             Mercantile Bankshares                                                              122,475
                         300             Midland Co                                                                          13,425
                      12,100             Money Store Inc                                                                    794,063
                       8,850             Morgan Keegan Inc                                                                  101,775
                         700             NS Bancorp Inc                                                                      24,150
                       9,800             Piper Jaffrey Inc                                                                  142,100
                       6,400             Price (T Rowe) Associates Inc                                                      304,000
                      14,613             Quick and Reilly Group                                                             546,161
                      15,900             Raymond James Financial Corp                                                       349,800
                      12,960             Southern National Corp                                                             346,680
                      31,400             Standard Federal Bancorp                                                         1,224,600
                       6,700             Star Banc Corp                                                                     355,100
                       3,300             Student Loan Group                                                                  98,175
                       4,000             Trustmark Corp                                                                      70,000
                       3,000             United Carolina Bancshares                                                         105,000
                       7,700             Washington Federal Inc                                                             179,025
                       1,600             Wilmington Trust Corp                                                               48,800
                                                                                                                         10,958,217
                                         CHEMICALS - 1.0%
                         400             Macdermid Inc                                                                       17,900
                         700             Quaker Chemical                                                                     10,675
                       1,300             Stepan Co                                                                           21,938
                      13,200             Vigoro Corp                                                                        580,800
                      35,300             Wellman Inc                                                                        900,150
                                                                                                                          1,531,463
                                         CONSTRUCTION - 0.7%
                      10,500             Apogee Enterprises Inc                                                             165,375
                         600             Christiana Cos *                                                                    15,300
                         300             Churchill Downs Inc                                                                 11,625
                       8,000             Crane Co                                                                           288,000
                      15,900             Del Webb                                                                           296,138
                         400             Florida Rock Industries                                                             11,100
                       1,800             International Aluminium Corp                                                        56,250
                         800             Keystone Construction Industy Inc *                                                 11,700
                         700             Pitt-Des Moines                                                                     24,500
                         800             Pratt and Lambert Inc                                                               17,800
                       1,600             Puerto Rican Cement Co                                                              51,600
                       3,600             Wolohan Lumber Co                                                                   42,300
                                                                                                                            991,688
                                         CONSUMER GOODS - 7.4%
                      11,300             Alberto Culver Co Class B                                                          322,050
                       6,200             Armor All Products Corp                                                            100,750
                       7,500             AT Cross                                                                           119,063
                       4,900             Beauticontrol Cosmetics Inc                                                         55,738
                      33,000             Bed, Bath and Beyond Inc * (a)                                                     901,313
                       6,600             Bic Corp                                                                           262,350
                       4,384             Block Drug Co Inc Class A                                                          172,072
                      12,500             Church & Dwight Co Inc                                                             285,938
                       6,900             Coleman Co Inc * (a)                                                               260,475
                       3,300             Delta Woodside Industries                                                           27,638
                       1,500             Fab Industries Inc                                                                  46,313
                       6,900             First Brands                                                                       301,013
                       4,200             Garan Inc                                                                           72,975
                       2,200             Guilford Mills                                                                      55,000
                      24,200             Gymboree Corp * (a)                                                                719,950
                       8,300             Helene Curtis Industries                                                           244,850
                       4,300             Johnson Worldwide Associates *                                                     104,275
                      24,800             Jones Apparel Group Inc *                                                          861,800
                      12,800             Jostens Inc                                                                        307,200
                       7,600             K Swiss Inc Class A                                                                 95,000
                      31,500             Kinetic Concepts Inc                                                               283,500
                      13,810             Lancaster Colony Corp                                                              479,898
                      35,400             Liz Claiborne                                                                      805,350
                      12,340             Natures Sunshine Products Inc                                                      289,990
                       2,300             Oil Dri America Class A                                                             36,225
                      15,700             Paragon Trade Brands Inc *                                                         243,350
                       6,300             Polaroid Corp                                                                      274,838
                       6,500             Quiksilver Inc *                                                                   193,375
                      10,700             Russ Berrie and Co                                                                 155,150
                      12,400             Russell Corp                                                                       341,000
                       6,400             Springs Industries Inc                                                             276,000
                       9,200             Starter Corp *                                                                      65,550
                       6,600             Sturm Ruger and Company Inc                                                        222,750
                       6,500             Superior Surgical Manufacturing                                                     69,063
                      10,500             The Men's Wearhouse Inc *                                                          329,438
                      10,700             Topp Inc                                                                            64,200
                       4,000             Toro Corp                                                                          119,500
                      19,400             Tultex Corp *                                                                      118,825
                      24,600             Vicor Corp *                                                                     1,156,200
                       5,900             WD 40 Co                                                                           253,700
                       1,000             Weyco Group                                                                         36,750
                       1,900             WH Brady Co Class A                                                                138,700
                                                                                                                         11,269,115
                                         ENVIRONMENTAL CONTROL - 0.1%
                       7,700             Calgon Carbon Corporation                                                           87,588

                                         FOOD AND BEVERAGE - 4.3%
                       1,200             Alico Inc                                                                           21,600
                      41,200             Bob Evans Farms                                                                    736,450
                       5,700             Canadnaigua Wine Co Class B *                                                      272,175
                      22,800             Dean Foods Co                                                                      604,200
                         200             Farmer Brothers Co                                                                  25,000
                      13,500             Flowers Industries Inc                                                             278,438
                       1,100             Golden Poultry Co                                                                    6,463
                      14,700             Great Atlantic & Pacific Tea Co                                                    417,113
                       9,800             IBP Inc                                                                            482,650
                         900             Imperial Holly Inc                                                                   7,875
                      20,600             International Multifoods Corp                                                      463,500
                       6,000             JM Smucker Co                                                                      126,000
                       7,400             Lance Inc                                                                          133,200
                       7,400             Luby's Cafeteria Inc                                                               147,075
                       7,100             Pilgrims Pride Corp                                                                 55,913
                      17,100             Quality Food Centers Inc                                                           423,225
                       2,300             Riser Foods Inc Class A *                                                           25,588
                      41,500             Ryans Family Steak House *                                                         311,250
                       7,900             Sanderson Farms Inc                                                                 92,825
                      10,500             Savannah Foods and Industries Inc                                                  112,875
                         100             Seaboard Corp                                                                       25,000
                      10,800             Showbiz Pizza Time *                                                               137,193
                      19,300             Smith Food and Drug Center Class B                                                 364,288
                       2,900             Tasty Baking                                                                        39,513
                       3,800             Thorn Apple Valley                                                                  70,775
                       5,860             Tootsie Roll Industries Inc                                                        233,668
                       5,800             United Foods Inc Class B *                                                          12,325
                      22,925             Universal Foods Corp                                                               727,869
                       2,925             Uno Restaurant Corp *                                                               23,034
                      13,950             WLR Foods Inc                                                                      184,838
                                                                                                                          6,561,918
                                         HEALTH CARE - 8.8%
                      18,200             Acuson Corp *                                                                      238,875
                      15,200             Adac Laboratories                                                                  174,800
                      18,300             Ballard Medical Products                                                           263,063
                       5,500             Beckman Instruments Inc                                                            157,438
                       3,300             Bergen Brunswig Corp Class A                                                        68,888
                           1             Beverly Enterprises Inc *                                                                7
                      10,100             Bindley Western Industries Inc                                                     155,288
                       3,900             BioMet Inc *                                                                        62,888
                       7,700             Bio-Rad Laboratories Inc Class A *                                                 294,525
                       4,300             Circon Corp *                                                                       80,088
                       6,000             Conmed Corp                                                                        177,000
                       9,600             Cordis Corp *                                                                      741,600
                      12,100             Datascope Corp *                                                                   254,100
                       6,900             Diagnostic Prods Corp                                                              265,650
                      42,100             FHP Group * (a)                                                                  1,041,975
                      12,500             HBO and Co                                                                         687,500
                      43,000             Health Care Compare * (a)                                                        1,617,875
                       4,000             Healthcare Services Group Inc *                                                     44,500
                      17,700             Healthsource * (a)                                                                 708,000
                       7,760             Hillhaven Corp *                                                                   216,310
                       2,900             Life Technologies Inc                                                               68,875
                       2,900             Lincare Holdings Inc *                                                              86,638
                       2,400             Lunar Corp *                                                                        69,000
                       7,300             Marquette Electronics Class A *                                                    123,188
                      12,100             Med-Chem Products Inc *                                                            110,413
                       9,300             Mentor Corp                                                                        355,725
                      15,400             Nellcor Inc *                                                                      800,800
                      14,500             Ren Corp *                                                                         280,938
                      11,200             Research Industries Corp *                                                         298,200
                      11,700             Respironics Inc * (a)                                                              207,675
                       1,600             Seafield Capital Corp                                                               56,000
                       8,900             Sofamor Denek Group Inc *                                                          220,275
                       7,600             Spacelabs Medical Inc *                                                            198,550
                      47,200             Surgical Care Affiliates                                                         1,032,500
                       5,100             Tecnol Medical Products Inc *                                                       92,438
                       9,100             Tokos Medical Corp *                                                                98,963
                      16,000             Utah Medical Products Inc *                                                        248,000
                      32,750             Vencor Inc * (a)                                                                   970,149
                      14,700             Vital Sign Inc                                                                     281,138
                       3,000             Vitalink Pharmacy Services *                                                        44,250
                      16,100             Vivra Inc *                                                                        533,313
                                                                                                                         13,427,398
                                         INSURANCE - 7.9%
                       2,468             Alleghany Corp                                                                     417,709
                      29,000             Allmerica Property and Casualty                                                    699,626
                       7,700             AMBAC Inc                                                                          325,325
                      17,400             American Bankers Insurance Group                                                   604,650
                       2,749             American Heritage Life Investments                                                  55,324
                       2,000             American National Insurance                                                        114,750
                      11,200             Argonaut Group Inc                                                                 341,600
                       2,700             Avemco Corp                                                                         43,538
                         900             Bankers Life Holding Corp                                                           17,100
                       6,000             Capital Re Corp                                                                    171,000
                       5,300             Capitol American Financial Corp                                                    120,575
                       4,800             Citizens Corp                                                                       91,800
                       2,300             Crawford and Co                                                                     35,650
                       4,200             Delphi Financial Group Inc *                                                        75,600
                      11,200             Enhance Financial Services Group Inc                                               226,800
                         800             EW Blanch Holdings Inc                                                              14,578
                         952             First American Financial Corp                                                       22,848
                       1,700             Foremost Corporation of America                                                     68,000
                      15,110             Fremont Gen Corp                                                                   411,748
                       7,863             Frontier Insurance Group Inc                                                       228,027
                      12,759             Gainsco Inc                                                                        120,413
                       6,800             Gallagher (Arthur J) and Co                                                        249,900
                       3,800             Guaranty National Corp                                                              66,975
                       5,700             Hilb Rogal and Hamilton Co                                                          75,525
                       2,800             Home Beneficial Corp Class B                                                        65,100
                      12,700             Horace Mann Educators                                                              360,363
                       6,400             Independent Insurance Group                                                        161,600
                       6,100             Integon Corp (a)                                                                   103,700
                       3,600             John Alden Financial Corp                                                           75,600
                       1,900             Kansas City Life Insurance Co                                                       94,050
                       8,600             Liberty Corp                                                                       283,800
                       9,000             Life Re Corp                                                                       181,125
                       3,200             Markel Corp *                                                                      217,600
                       9,800             National Re Corp                                                                   311,150
                      14,700             Old Republic International Corp                                                    406,088
                       4,200             Orion Capital                                                                      176,400
                       9,500             Penncorp Financial Group Inc                                                       216,125
                      22,700             Presidential Life Corp                                                             198,625
                      23,100             Protective Life Corp                                                               658,350
                      13,800             Provident Life and Accident Insurance Co Class B                                   360,525
                       8,100             Reinsurance Group of America                                                       273,375
                      24,439             Reliastar Financial Corp                                                           928,682
                       4,875             RLI Corp                                                                           109,688
                       4,400             Scor U S Corp                                                                       48,400
                       7,700             Selective Insurance Group                                                          263,725
                       7,100             Transatlantic Holdings Inc                                                         497,000
                       2,900             Twentieth Century Industries *                                                      45,675
                       8,720             United Cos Financial Corp                                                          542,820
                      14,650             USLIFE Corp                                                                        631,781
                       5,200             Zenith National Insurance Corp                                                     118,950
                                                                                                                         11,929,358
                                         MACHINERY - 1.8%
                      30,400             Ametek Inc                                                                         532,000
                       5,600             Applied Power Inc Class A                                                          185,500
                       1,700             Baldwin Technology Co Inc Class A *                                                 10,306
                       5,900             Cascade Corp                                                                        91,450
                       3,850             Commercial Intertech Corp                                                           77,481
                         700             Gleason Corp                                                                        23,450
                       1,250             Gorman Rupp Co                                                                      18,594
                       3,850             Graco Inc                                                                          117,906
                       6,450             Idex Corp                                                                          259,613
                       6,900             Kaydon Corp                                                                        210,450
                       1,000             Lindsay Manufacturing Co *                                                          34,500
                      15,900             Presstek Inc * (a)                                                                 822,825
                       5,100             Regal Beloit Corp                                                                   95,625
                       4,700             Tecumseh Products Co Class B                                                       216,347
                       2,100             Tennant Co                                                                          56,175
                                                                                                                          2,752,222
                                         MANUFACTURING - 4.3%
                      11,100             Alliant Techsystems Inc *                                                          521,700
                         400             American Biltrite Inc                                                                9,000
                      34,300             Ball Corp                                                                        1,166,200
                       2,400             Barnes Group Inc                                                                    99,000
                       3,400             Blessings Corp                                                                      42,925
                      14,700             BMC Industries                                                                     543,900
                      12,300             BW/IP Inc                                                                          219,863
                       4,900             Carlisle Corp                                                                      200,288
                       7,000             Carlisle Plastics Inc *                                                             33,250
                       2,500             CSS Industries Inc *                                                                46,563
                       7,300             Danaher Corp                                                                       240,900
                      21,700             Figgie International Class A *                                                     279,388
                      25,700             Gibson Greetings Inc                                                               369,438
                       1,400             Greif Brothers Corp                                                                 30,450
                      17,900             Kaman Corp Class A                                                                 214,800
                       4,100             Katy Industries Inc                                                                 38,950
                       2,700             Kysor Industrial Corp                                                               58,050
                       2,600             Liqui-Box Corp                                                                      77,350
                         300             Mine Safety Appliances                                                              15,900
                       6,545             Myers Industries                                                                    94,903
                       5,600             O'Sullivan Corp                                                                     61,600
                       5,800             Paxar Corp *                                                                       106,575
                       6,100             PEC Isreal Economic Corp *                                                         156,313
                         200             Penn Engineering & Manufacturing Corp                                               19,200
                      10,400             Sealed Air Corp *                                                                  548,600
                       5,700             Sealright Inc                                                                       74,100
                       3,700             Sequa Corp Class A *                                                                98,513
                       1,200             SPS Technologies Inc *                                                              46,800
                       6,700             Standex International Corp                                                         227,800
                       1,400             Starrett (L S) Co Class A                                                           32,200
                       9,800             Synetic Inc *                                                                      219,275
                       9,600             Teledyne Inc                                                                       228,000
                       5,300             Tredegar Industries                                                                162,313
                       3,900             Tyler Corp *                                                                        10,238
                         200             Versa Technologies                                                                   2,900
                       6,200             West Co Inc                                                                        185,225
                                                                                                                          6,482,470
                                         OIL AND GAS - 2.2%
                       1,200             Atwood Oceanics Inc *                                                               25,744
                       4,600             Bay State Gas Co                                                                   108,100
                       7,800             Berry Petroleum Class A                                                             76,050
                       8,700             Cabot Corp                                                                         418,688
                       2,800             Cascade Natural Gas                                                                 39,550
                       3,600             Connecticut Natural Gas Corp                                                        79,200
                       1,900             Crown Central Petroleum Class A *                                                   30,400
                       3,300             Daniel Industries                                                                   50,738
                       1,400             El Paso Natural Gas Co                                                              39,375
                       1,450             Equitable Resources Inc                                                             40,419
                         800             FINA Inc Class A                                                                    37,000
                       7,600             Giant Industries Inc                                                                79,800
                       2,700             Hondo Oil & Gas Co * (a)                                                            54,000
                       1,500             Howell Corp                                                                         24,000
                       8,300             Indiana Energy Inc                                                                 172,225
                      11,300             Indresco Inc *                                                                     189,275
                       4,750             K N Energy                                                                         124,094
                       4,200             Laclede Gas Co                                                                      83,475
                       2,800             Madison Gas & Electric Co                                                           92,400
                       9,100             National Fuel Gas                                                                  255,938
                       1,950             North Carolina Natural Gas                                                          42,656
                       4,700             Northwest Natural Gas Co                                                           145,700
                       8,400             Peoples Energy Corp                                                                228,900
                       8,200             Piedmont Natural Gas Co                                                            167,075
                       2,729             Southeastern Mich Gas Entrprise                                                     52,524
                       5,400             Southern Indiana Gas & Electric                                                    170,775
                      14,100             Ultramar Corp                                                                      333,113
                       3,200             United Cities Gas Co                                                                49,600
                       7,700             Washington Energy                                                                  128,013
                                                                                                                          3,338,827
                                         PAPER AND ALLIED PRODUCTS - 0.0%
                         100             American Filtona                                                                     3,050

                                         PHARMACEUTICALS - 1.5%
                      10,700             AL Pharma Inc Class A                                                              224,700
                       3,100             Allergan Inc                                                                        94,163
                       2,600             Copley Pharmaceutical Inc *                                                         46,800
                      28,800             Genzyme Corp * (a)                                                               1,609,200
                      13,804             ICN Pharmaceuticals Inc                                                            279,524
                       2,100             Watson Pharmaceutical Inc * (a)                                                     86,888
                                                                                                                          2,341,275
                                         PRIMARY PROCESSING - 0.9%
                       5,300             Dexter Corp                                                                        131,175
                       2,500             Lea Ronal Inc                                                                       56,875
                      12,200             Lydall Inc *                                                                       291,275
                       3,000             NCH Corp                                                                           171,750
                       1,600             Olin Corp                                                                          103,400
                       2,700             Petrolite Corp                                                                      69,525
                      22,200             UNR Industries Inc                                                                 174,825
                       8,600             Valspar                                                                            344,000
                                                                                                                          1,342,825
                                         PRINTING AND PUBLISHING - 1.0%
                       8,400             Central Newspapers Class A                                                         238,350
                      11,500             Houghton Mifflin Co (a)                                                            562,063
                       5,900             McClatchy Newspapers Inc                                                           132,013
                       3,700             Plenum Publishing                                                                  131,350
                       6,800             Pulitzer Publishing Co                                                             329,800
                       3,100             Wiley (John) and Sons Class A                                                      175,538
                                                                                                                          1,569,114
                                         REFINING - 1.6%
                       3,700             Ashland Coal                                                                       106,838
                      29,500             Diamond Shamrock Inc                                                               785,438
                       4,700             Getty Petroleum Corp *                                                              58,750
                       6,600             Holly Corp                                                                         149,325
                       5,900             Quaker State Corp                                                                   88,500
                      33,900             Tosco Corp                                                                       1,089,038
                       8,100             Valero Energy Corp                                                                 185,288
                       1,400             Vintage Petroleum Inc                                                               28,000
                                                                                                                          2,491,177
                                         RETAIL TRADE - 10.8%
                      24,150             Arbor Drugs Inc                                                                    452,813
                       4,525             Arctco Inc                                                                          61,653
                       7,600             Baker (J) Inc                                                                       67,450
                       4,800             Blair Corp                                                                         160,200
                      46,000             Bruno's Inc                                                                        477,250
                       3,100             Buckle (The) Inc *                                                                  51,150
                      17,800             Burlington Coat Factory Warehouse *                                                213,600
                      17,700             Caldor Inc * (a)                                                                   137,175
                      26,700             Casey's General Stores Inc                                                         537,338
                       9,700             Claire's Stores Inc                                                                209,763
                      11,800             CPI Corp                                                                           237,475
                       5,000             Crown Books *                                                                       45,000
                         700             Dart Group Corp Class A                                                             58,188
                       4,700             Deb Shops Inc                                                                       17,038
                       4,000             Delchamps Inc                                                                       76,000
                       7,100             Designs Inc *                                                                       62,388
                      19,400             Dress Barn Inc *                                                                   184,300
                       4,000             Edison Brothers Stores Inc                                                          13,000
                      18,700             Egghead Inc *                                                                      224,400
                       1,900             Express Scripts Inc Class A *                                                       70,300
                      30,100             Family Dollar Stores                                                               549,325
                      39,000             Fastenal Co (a)                                                                  1,287,000
                      10,000             Fay's Inc                                                                           80,000
                      13,000             General Host Corp *                                                                 81,250
                       3,380             Genovese Drug Stores Inc Class A                                                    35,068
                      13,100             Giant Food Inc Class A                                                             407,738
                      18,400             Good Guys Inc *                                                                    232,300
                      12,000             Goody's Family Clothing                                                            168,000
                      17,200             Hancock Fabrics Inc                                                                180,600
                      19,400             Hannaford Brothers Co                                                              497,125
                       3,400             Hi-Lo Automotive Inc *                                                              27,200
                      11,000             House of Fabrics * (a)                                                               8,250
                       3,600             Ingles Markets                                                                      37,350
                       2,700             Intertan * (a)                                                                      24,975
                      16,000             Lands' End Inc *                                                                   278,000
                       1,200             La-Z-Boy Chair Co                                                                   34,050
                      18,400             Lechters Inc *                                                                     193,200
                       5,300             Lillian Vernon Corp                                                                 85,463
                      13,900             Longs Drugstores Corp (a)                                                          514,300
                      25,900             MacFrugals Bargains Close Outs Inc *                                               433,825
                      11,600             Mercantile Stores                                                                  532,150
                      27,000             Micro Warehouse Inc * (a)                                                        1,289,250
                         900             National Presto Industry *                                                          38,250
                       1,500             Oshmans Sporting Goods *                                                            19,125
                         800             Penn Traffic Co *                                                                   13,400
                       4,800             Phillips Van Heusen                                                                 70,800
                      25,300             Pier 1 Imports Inc                                                                 234,025
                       7,900             Proffitts Inc *                                                                    208,363
                       1,400             Richfood Holdings Inc                                                               33,863
                      11,400             Rite Aid Corp                                                                      319,200
                       5,300             Ross Stores Inc                                                                     84,800
                       8,000             Ruddick Corp                                                                       214,000
                      11,000             Shopko Stores Inc                                                                  138,875
                       7,200             Smart & Final Inc                                                                  125,100
                      51,100             Southland Corp *                                                                   191,625
                      16,700             Stanhome Inc                                                                       517,700
                      55,725             Staples Inc *                                                                    1,427,953
                       3,200             Stein Mart Inc *                                                                    44,000
                       5,660             Strawbridge and Clothier Class A                                                   103,295
                      14,600             Stride Rite Corp                                                                   164,250
                       6,000             Sun Television & Appliance                                                          39,375
                       3,900             Syms Corp *                                                                         33,638
                      18,300             The Vons Co Inc *                                                                  409,463
                      11,600             Tiffany & Co                                                                       495,900
                       2,100             Trans World Entertainment Corp *                                                     6,825
                      22,700             Tyco Toys Inc *                                                                    150,388
                      12,100             Value City Department Stores Inc *                                                  92,263
                      15,600             Venture Stores Inc                                                                  91,650
                      26,300             Waban Inc * (a)                                                                    496,413
                       5,500             Weismarkets Inc                                                                    155,375
                       5,400             Younkers Inc *                                                                      93,150
                                                                                                                         16,345,964
                                         SERVICES - 8.6%
                       4,100             ABM Industries Inc                                                                 105,575
                      12,300             Advo Inc                                                                           229,088
                       9,100             Allwaste *                                                                          48,913
                      11,100             American Business Information                                                      210,900
                      17,700             American Media Inc Class A                                                         106,200
                       3,600             Anthony Industries                                                                  72,450
                       3,900             Aquarion Co                                                                         90,188
                       8,900             Banta Corp                                                                         349,325
                      22,400             Belo (AH) Corp                                                                     786,800
                       1,200             Berlitz International Inc *                                                         17,700
                       1,500             BET Holdings Inc Class A *                                                          27,563
                       6,200             Borg-Warner Security Corp *                                                         52,700
                      11,800             Bowne and Co Inc                                                                   213,875
                       3,100             C C H Inc                                                                           68,588
                       2,700             CACI International Inc Class A *                                                    33,413
                       1,800             California Water Service Co                                                         55,800
                      15,250             Casino America Inc *                                                               221,125
                       1,550             Castle AM                                                                           33,713
                       9,700             CDI Corp *                                                                         195,213
                       5,300             Chemed Corp                                                                        186,825
                      18,629             Chris Craft Industries Inc                                                         838,304
                      10,950             Concord EFS Inc                                                                    312,075
                       8,800             Dames and Moore Inc                                                                123,200
                       8,800             Devon Group Inc *                                                                  353,100
                       3,900             Devry Inc                                                                           86,288
                      30,000             Electro Rent Corp                                                                  510,000
                       2,500             E-Town Corp                                                                         67,188
                      28,600             Fleming Cos                                                                        832,975
                       8,800             Flightsafety International Inc                                                     390,500
                       6,400             GRC International Inc *                                                            156,800
                      40,300             Handleman Co                                                                       382,850
                      24,900             Harland (JH) Co                                                                    550,913
                       2,700             Horsehead Resources *                                                               16,538
                       8,700             Ideon Group                                                                         92,438
                      15,600             International Dairy Queen Inc Class A *                                            329,550
                       2,600             International Shipholding Corp                                                      64,025
                         500             IWC Resources Corp                                                                   9,500
                       5,000             Jenny Craig Inc *                                                                   47,500
                       2,500             Kellwood Co                                                                         51,563
                       6,100             Kelly Services                                                                     175,375
                       2,200             Kingworld Productions Inc *                                                         83,600
                      11,600             Lee Enterprises Inc                                                                459,650
                         400             Marcus Corp                                                                         12,600
                       7,700             McGrath Rentcorp                                                                   130,900
                      19,000             Mid American Waste Systems Inc *                                                   102,125
                       3,000             Morningstar Group Inc *                                                             25,875
                       7,500             Nash Finch Co                                                                      151,875
                      14,700             National Auto Credit Inc *                                                         213,150
                      11,800             Nelson (Thomas) Inc (a)                                                            300,900
                       5,600             Pacific Telecom Inc                                                                167,300
                      15,600             PHH Corp                                                                           680,550
                       4,700             Philadelphia Suburban Corp                                                          84,600
                       6,700             Republic Waste Industries * (a)                                                    142,375
                      13,950             Rollins Inc                                                                        333,056
                       1,200             Roto Rooter Inc                                                                     37,200
                       2,000             Sevenson Environmental Services                                                     35,000
                       7,900             Sizzler International Inc                                                           47,400
                      13,500             Sonic Corp                                                                         276,750
                       6,000             Super Food Services Inc                                                             79,500
                       1,400             Technology Solutions *                                                              22,295
                      14,800             Tetra Technologies Inc *                                                           205,350
                       2,800             Total System Services Inc                                                           54,600
                       9,700             True North Communications Inc                                                      208,550
                       4,300             Unifirst Corp                                                                       59,663
                       2,500             United Television Inc                                                              211,250
                       7,248             United Water Resources Inc                                                          94,224
                       1,000             Vallen Corp *                                                                       18,550
                       1,200             Volt Information Sciences Inc *                                                     43,350
                       2,500             Wackenhut Corp                                                                      35,938
                       9,000             Western Waste Industries *                                                         203,625
                                                                                                                         13,018,437
                                         TECHNOLOGY - 13.6%
                       6,600             American Business Products                                                         124,575
                       8,750             American Management Systems Inc                                                    223,125
                         600             Aydin Corp *                                                                        10,050
                       8,000             Balder Electric                                                                    279,000
                       5,500             Brooktree Corp *                                                                   100,650
                      11,900             Burr Brown Corp                                                                    392,700
                      49,200             Cadence Design Systems Inc * (a)                                                 1,783,500
                       5,000             Checkpoint Systems Inc *                                                           120,000
                      17,300             Chips & Technology Inc *                                                           237,875
                       6,300             Coherent Inc *                                                                     223,650
                       1,800             Cohu Inc                                                                            52,290
                      24,400             Comverse Technology Inc *                                                          488,000
                      11,100             Continuum Co *                                                                     402,375
                       1,100             CTS Corp                                                                            34,788
                       1,600             Cubic Corp                                                                          38,600
                      47,900             Cypress Semiconductor Corp * (a)                                                 2,185,438
                       5,400             Dell Computer Corp *                                                               415,800
                      12,100             Digi International Inc *                                                           341,825
                       2,000             Digital Systems International Inc *                                                 20,000
                       5,700             Dionex Corp *                                                                      289,275
                       7,800             Donaldson Co Inc                                                                   197,925
                       3,200             Duplex Product *                                                                    22,800
                       2,200             Dynamics Corp of America                                                            51,975
                      16,500             Dynatech Corp                                                                      330,000
                       9,800             Electro Scientific Industries *                                                    330,750
                       9,600             Ennis Business Forms                                                               124,800
                       3,200             Esterline Corp *                                                                    87,600
                       7,400             Exabyte *                                                                          111,925
                       4,300             Intersolv Inc *                                                                     84,925
                      17,800             Iomega Corp * (a)                                                                  422,750
                      13,100             Ionics Inc * (a)                                                                   515,813
                       9,300             Key Tronic Corp *                                                                  141,825
                      20,000             Kulicke & Soffa Industries                                                         777,500
                       2,000             Landauer Inc                                                                        36,500
                       5,700             Lattice Semiconductor *                                                            187,388
                      22,000             LTX Corp *                                                                         250,250
                       7,400             Marcam Corp *                                                                       83,250
                      46,100             Mentor Graphics Corp *                                                             887,425
                       2,300             Microdyne Corp *                                                                    49,738
                         500             MTS Systems Corp                                                                    14,313
                       9,000             National Computer System Inc                                                       184,500
                      13,500             Phoenix Technology Ltd *                                                           146,813
                      18,500             Picturetel Corp *                                                                1,040,625
                       7,300             Policy Management System Corp *                                                    361,350
                       5,700             Printronix Inc *                                                                   163,875
                      22,000             Shared Medical                                                                     811,250
                      31,800             Silicon Valley Group Inc *                                                       1,367,400
                       3,800             Stratus Computer Inc *                                                             106,400
                      42,700             Symantec * (a)                                                                   1,232,963
                      21,900             System Software Associates Inc (a)                                                 691,219
                         900             Tech System Corp *                                                                  26,213
                       1,200             Technitrol                                                                          20,400
                       1,600             Tekelec *                                                                           37,200
                      20,100             Trimble Navigation Ltd *                                                           645,713
                      17,810             Vishay Intertechnology Inc *                                                       721,305
                      19,900             X-Rite Inc                                                                         393,025
                                                                                                                         20,423,219
                                         TOBACCO - 0.0%
                         900             Culbro Corp *                                                                       32,513

                                         TRANSPORTATION - 0.6%
                      16,800             Air Express International Corp (a)                                                 382,200
                       6,700             Expeditors International Wash Inc                                                  155,775
                      10,300             Harper Group Inc                                                                   185,400
                         900             Oglebay Norton Co                                                                   31,050
                       7,500             Swift Transportation Co *                                                          148,125
                       4,000             Worldcorp Inc *                                                                     48,000
                                                                                                                            950,550
                                         UTILITIES - 8.6%
                         100             AES Corp *                                                                           1,850
                      14,300             American Water Works Co                                                            427,213
                      11,100             Atlanta Gas Light (a)                                                              409,313
                      15,100             Atlantic Energy Inc                                                                286,900
                       4,600             Atmos Energy Corp                                                                   91,425
                       4,900             Black Hills Corp                                                                   118,825
                       8,100             Boston Edison Co                                                                   207,563
                      14,700             Brooklyn Union Gas Co                                                              369,338
                      14,100             California Energy Co Inc *                                                         294,338
                      14,300             Centerior Energy Corp                                                              153,725
                       9,600             Central Hudson Gas & Electric                                                      266,400
                       8,600             Central Louisiana Electric Inc                                                     210,700
                      20,400             Central Maine Power                                                                234,600
                       5,650             Central Vermont Public Service                                                      77,688
                       4,900             Cilcorp Inc                                                                        175,175
                           1             Cinergy Corp                                                                            10
                      10,700             Cipsco Inc                                                                         351,763
                       2,400             Colonial Gas Co                                                                     46,800
                       4,900             Commonwealth Energy Systems                                                        199,063
                       3,200             Connecticut Energy Corp                                                             62,000
                       6,400             Delmarva Power and Light Co                                                        139,200
                      24,600             Destec Energy Inc *                                                                390,525
                       9,200             Eastern Enterprises                                                                281,750
                      11,400             Eastern Utilities Associates                                                       266,475
                       5,200             Empire District Electric Co                                                         92,300
                       4,600             Energen Corp                                                                       100,625
                       1,300             Green Mountain Power Corp                                                           34,125
                       9,000             Hawaiian Electric Industry Inc                                                     325,125
                      10,600             Idaho Power Co                                                                     279,575
                       9,000             IES Industries                                                                     227,250
                       3,200             Interstate Power Co                                                                 78,400
                       9,200             Ku Energy Corp                                                                     250,700
                       1,400             LG&E Energy Corp                                                                    54,250
                      24,900             MCN Corp                                                                           463,763
                       6,600             MDU Resources Group Inc                                                            199,650
                      24,482             Midamerican Energy Co                                                              348,869
                      10,000             Minnesota Power & Light Co                                                         268,750
                      15,700             Nevada Power Co                                                                    319,888
                       6,200             New Jersey Resources Corp                                                          148,800
                         800             New York State Electric and Gas Corp                                                19,300
                       2,100             Northwestern Public Service Co                                                      52,763
                       2,400             NUI Corporation                                                                     36,300
                       4,500             Orange and Rockland Utilities                                                      147,938
                       4,000             Otter Tail Power Co                                                                133,000
                       2,000             Pennsylvania Enterprises Inc                                                        63,500
                      28,900             Portland General Electric Co (a)                                                   693,600
                       7,000             Public Service Co of North Carolina                                                106,750
                      28,100             Public Services Co of New Mexico *                                                 428,525
                      24,700             Rochester Gas and Electric Corp                                                    549,575
                      14,100             Sierra Pacific Resources                                                           303,150
                       2,800             South Jersey Industries                                                             55,650
                       4,400             Southern California Water Co                                                        79,200
                       1,200             St Joseph Light & Power                                                             35,550
                       4,300             TNP Enterprises Inc                                                                 73,100
                      52,100             Tucson Electric Power Co *                                                         156,300
                      12,000             UGI Corp (a)                                                                       256,500
                       6,700             United Illuminating Co                                                             224,450
                       3,900             Utilicorp United Inc                                                               105,788
                      13,900             Washington Gas Light                                                               265,838
                      18,600             Washington Water Power (a)                                                         288,300
                       5,200             Wicor Inc                                                                          152,750
                       9,500             Wisconsin Power & Light Holding Co                                                 270,750
                       7,500             WPS Resources Corp                                                                 216,563
                       2,600             Yankee Energy System Inc                                                            54,275
                                                                                                                         13,024,124

                                         TOTAL STOCK (Cost $125,745,702)                                                144,004,451

                PAR VALUE                SHORT-TERM INVESTMENTS - 18.9%
                                         REPURCHASE AGREEMENT - 4.2%
          $        6,399,278             Salomon Brothers Repurchase Agreement, dated 8/31/95,
                                         due 9/1/95, with a maturity value of $6,400,220 and an
                                         effective yield of 5.30%, collateralized by U.S. Treasury
                                         Obligations with rates ranging from 6.25% to 6.50%, with
                                         maturity dates ranging from 4/30/97 to 8/15/23 and with an
                                         aggregate market value of $6,537,493.                                            6,399,278

                                         U.S. GOVERNMENT - 0.1%
                     150,000             U.S. Treasury Bill, 5.29% due 11/30/95 (b)                                         148,020

                                         CASH EQUIVALENTS - 14.6%
                   6,645,092             Bank of Boston Time Deposit, 5.95% due 9/1/95                                    6,645,092
                   1,996,180             Dreyfus Cash Management Money Market Fund Plus, A Shares,                        1,996,180
                   1,794,188             Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                       1,794,188
                   6,760,989             National Westminster Time Deposit, 5.95% due 9/1/95                              6,760,989
                   5,000,000             Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                  5,000,000
                                                                                                                         22,196,449

                                         TOTAL SHORT-TERM INVESTMENTS (Cost $28,743,742)                                 28,743,747

                                         TOTAL INVESTMENTS - 113.8%
                                             (Cost $154,489,444) * *                                                    172,748,198

                                             Other Assets and Liabilities (net) - (13.8%)                               (20,995,634)

                                             TOTAL NET ASSETS - 100.0%                                     $            151,752,564



                                             NOTES TO THE SCHEDULE OF INVESTMENTS:

                                             ADR American Depositary Receipt

                                             (a)   All or a portion of this security is on loan.

                                             (b)   This security is held as collateral for open futures contracts.

                                             *     Non-income producing security.

                                             * *   The aggregate identified cost for federal income tax purposes is $154,489,444, resulting in gross unrealized appreciation and depreciation of $21,734,816 and $3,476,062, respectively, and net unrealized appreciation of $18,258,754.

                             See accompanying notes to the financial statements.



     GMO CORE II SECONDARIES FUND
     (A SERIES OF GMO TRUST)

     STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


     ASSETS:
              Investments, at value (cost $125,745,702) (Note 1)                      $  144,004,451
              Short-term investments, at value (cost $28,743,742) (Note 1)                28,743,747
              Receivable for investments sold                                              2,686,481
              Receivable for variation margin on open futures contracts                       11,253
              Dividends and interest receivable                                              256,537
              Receivable for expenses waived or borne by Manager (Note 2)                     18,332
                      Total assets                                                       175,720,801

     LIABILITIES:
              Payable for investments purchased                                            1,704,601
              Payable upon return of securities loaned (Note 1)                           22,190,110
              Payable to affiliate for management fee  (Note 2)                               63,037
              Accrued expenses                                                                10,489
                      Total liabilities                                                   23,968,237

          NET ASSETS  (equivalent to $14.92 per share based on 10,171,408
              shares outstanding, unlimited shares authorized)                        $  151,752,564

     NET ASSETS CONSIST OF:
              Paid-in capital                                                         $  111,866,948
              Accumulated undistributed net investment income                                672,908
              Accumulated undistributed net realized gain                                 20,882,092
              Net unrealized appreciation                                                 18,330,616
                      NET ASSETS                                                      $  151,752,564

              See accompanying notes to the financial statements.

   GMO CORE II SECONDARIES FUND
   (A SERIES OF GMO TRUST)

   STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

   INVESTMENT INCOME:
         Dividends                                                                 $       1,373,929
         Interest (including securities lending income of $48,040)                           279,414
                Total income                                                               1,653,343

   EXPENSES:
         Management fee (Note 2)                                                             411,465
         Custodian and transfer agent fees                                                    51,897
         Audit fees                                                                           24,678
         Registration fees                                                                     4,115
         Legal fees                                                                            2,835
         Insurance                                                                               831
         Trustee fee (Note 2)                                                                    368
         Miscellaneous                                                                           188
                Total expenses                                                               496,377
                Less:  expenses waived or borne by Manager (Note 2)                         (101,368)
                Net expenses                                                                 395,009
                       Net investment income                                               1,258,334

   REALIZED AND UNREALIZED GAIN (LOSS):
                Net realized gain on:
                       Investments                                                        19,661,163
                       Closed futures contracts                                            1,928,883
                             Net realized gain                                            21,590,046

                Change in net unrealized appreciation (depreciation) on:
                       Investments                                                         1,296,051
                       Open futures contracts                                               (467,840)
                             Net unrealized gain                                             828,211
                       Net realized and unrealized gain                                   22,418,257

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $      23,676,591

                           See accompanying notes to the financial statements.

   GMO CORE II SECONDARIES FUND
   (A SERIES OF GMO TRUST)

   STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED
                                                                        AUGUST 31, 1995       YEAR ENDED
                                                                          (UNAUDITED)      FEBRUARY 28, 1995
   INCREASE (DECREASE) IN NET ASSETS:
   Operations:
         Net investment income                                         $      1,258,334   $      2,687,380
         Net realized gain                                                   21,590,046         14,687,241
         Change in net unrealized appreciation (depreciation)                   828,211         (8,564,992)
         Net increase in net assets resulting from operations                23,676,591          8,809,629

   Distributions to shareholders from:
         Net investment income                                               (1,292,502)        (2,478,510)
         Net realized gains                                                  (7,978,894)       (13,249,265)
                                                                             (9,271,396)       (15,727,775)

   Fund share transactions:  (Note 5)
         Proceeds from sale of shares                                         9,772,620        106,039,496
         Net asset value of shares issued to shareholders
                 in payment of distributions declared                         7,823,368         13,476,187
         Cost of shares repurchased                                        (116,029,266)       (28,102,815)
         Net increase (decrease) in net assets resulting
                 from Fund share transactions                               (98,433,278)        91,412,868

         Total increase (decrease) in net assets                            (84,028,083)        84,494,722

   NET ASSETS:
         Beginning of period                                                235,780,647        151,285,925

         End of period (including accumulated undistributed
                 net investment income of $672,908 and
                 $707,076, respectively)                               $    151,752,564   $    235,780,647

                            See accompanying notes to the financial statements.

    GMO CORE II SECONDARIES FUND
    (A SERIES OF GMO TRUST)

    FINANCIAL HIGHLIGHTS
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS ENDED
                                                   AUGUST 31, 1995            YEAR ENDED FEBRUARY 28/29,
                                                    (UNAUDITED)        1995          1994         1993             1992*

    NET ASSET VALUE, BEGINNING OF PERIOD           $       13.61   $      14.31  $      12.68 $      11.12 $         10.00

    Income from investment operations:
         Net investment income (a)                          0.14           0.20          0.21         0.22            0.04
         Net realized and unrealized gain                   2.11           0.34          2.14         1.59            1.08
               Total from investment operations             2.24           0.54          2.35         1.81            1.12

    Less distributions to shareholders:
         From net investment income                        (0.11)         (0.20)        (0.22)       (0.21)              -
         From net realized gains                           (0.82)         (1.04)        (0.50)       (0.04)              -
               Total distributions                         (0.93)         (1.24)        (0.72)       (0.25)              -

    NET ASSET VALUE, END OF PERIOD                 $       14.92   $      13.61  $      14.31 $      12.68 $         11.12

    TOTAL RETURN (B)                                       17.03%          4.48%        18.97%       16.46%          11.20%


    RATIOS/SUPPLEMENTAL DATA:

         Net assets, end of period (000's)         $     151,753   $    235,781  $    151,286 $    102,232 $        58,258
         Net expenses to average
               daily net assets (a)                         0.48%**        0.48%         0.48%        0.49%           0.49%**
         Net investment income to average
               daily net assets (a)                         1.53%**        1.55%         1.66%        2.02%           2.19%**
         Portfolio turnover rate                              49%            54%           30%           3%              0%



         *          For the period from the commencement of operations, December 31, 1991 to February 29, 1992.
         **         Annualized.
         (a)        Net of fees and expenses voluntarily waived or borne by the Manager of the following
                    per share amounts:             $        0.01   $       0.01  $       0.02 $       0.02 $          0.01
         (b)        Calculation excludes subscription and redemption fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.

                    See accompanying notes to the financial statements.



GMO CORE II SECONDARIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Core II Secondaries Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P Mid Cap 400 index and on such other domestic stock indices as the Manager may deem appropriate. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $21,545,288, collateralized by cash in the amount of $22,196,450, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, partnership interests, non-taxable dividends and losses deferred due to wash sales.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases and redemptions of Fund shares is .75% of the amount invested and redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $5,535 in purchase premiums and $352,588 in redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .48% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $368. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $78,306,871 and $183,520,452, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 52% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended
                                                                  August 31, 1995                 Year Ended
                                                                    (Unaudited)               February 28, 1995
     Shares sold                                                         702,032                    7,782,253
     Shares issued to shareholders in reinvestment
      of distributions                                                   561,743                    1,047,874
      Shares repurchased                                             (8,418,103)                  (2,079,900)
      Net (decrease) increase                                        (7,154,328)                    6,750,227

     Fund shares:
      Beginning of period                                             17,325,736                   10,575,509
      End of period                                                   10,171,408                   17,325,736

6.   FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at August 31, 1995, is as follows:

    Number of                                                                                     Net Unrealized
    Contracts                Type              Expiration Date             Contract Value          Appreciation
        46             S & P Mid Cap 400       September 1995        $         4,855,300     $            71,862

     At August 31, 1995, the Fund had cash and/or securities to cover any margin requirements on these contracts.


GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995


GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

   SHARES              DESCRIPTION                                                                                 VALUE ($)
                       STOCK - 96.8%
                       AEROSPACE - 1.4%
       25,000          Gencorp Inc                                                                                          296,875
        2,500          Lockheed Martin                                                                                      152,188
       52,500          Rockwell International Corp                                                                        2,349,375
                                                                                                                          2,798,438
                       AUTOMOTIVE - 2.1%
        5,000          Chrysler Corp                                                                                        269,375
        5,000          Ford Motor Co * (a)                                                                                  153,125
       22,500          General Motors Corp                                                                                1,057,500
       25,000          Intermet Corp *                                                                                      278,125
      125,000          Mascotech Industries Inc                                                                           1,640,625
       37,500          Mascotech Industries Inc Convertible Preferred $1.20 (a)                                             562,500
       25,000          TBC Corp *                                                                                           237,500
                                                                                                                          4,198,750
                       BANKING AND FINANCIAL SERVICES - 6.9%
       70,000          American Express Co                                                                                2,826,250
        3,500          AT&T Capital Corp                                                                                    110,688
       15,000          Chase Manhattan Corp                                                                                 862,500
       35,000          Chemical Banking Corp                                                                              2,038,750
       23,710          Citicorp                                                                                           1,573,741
        2,500          Citicorp Convertible Preferred 10.75%                                                                456,250
       14,947          Citicorp Convertible Preferred $1.21 (a)                                                             298,940
       12,500          First Interstate Bancorp                                                                           1,193,750
       15,000          Great Western Financial (a)                                                                          350,625
        5,000          John Nuveen and Company Inc Class A                                                                  118,125
        5,000          Nationsbank Corp                                                                                     306,875
        5,000          PNC Bank Corp                                                                                        131,250
       25,000          Salomon 6.75% "DEC" Equity Linked Security (Elks) (b)                                                990,625
       10,000          Shawmut National Corp                                                                                323,750
       20,000          Time Warner Financing *                                                                              677,500
       30,000          Travelers Inc                                                                                      1,440,000
                                                                                                                         13,699,619
                       CHEMICALS - 2.0%
       25,000          Albemarle Corp                                                                                       409,375
       25,000          Borden Chemical and Plastics LP                                                                      443,750
       10,000          Cytec Industries Inc *                                                                               605,000
       15,000          Georgia Gulf Corp                                                                                    496,875
       10,000          IMC Global Inc                                                                                       632,500
       15,000          Lubrizol Corp                                                                                        465,000
       10,000          Praxair Inc                                                                                          260,000
       25,000          Wellman Inc                                                                                          637,500
                                                                                                                          3,950,000
                       COMMUNICATIONS - 0.1%
        2,500          Time Warner Inc                                                                                      105,313

                       COMPUTER AND DATA PROCESSING SERVICES - 0.7%
      210,000          SHL System House *                                                                                 1,391,250

                       COMPUTER AND OFFICE EQUIPMENT - 0.6%
        1,500          Harris Corp Inc *                                                                                     86,438
        5,000          Moore Corp Ltd (a)                                                                                   104,375
                                                                                                                            190,813
                       CONSTRUCTION - 0.9%
       47,500          Owens Corning Fiberglass Corp * (a)                                                                1,864,375

                       CONSUMER GOODS - 4.8%
       25,000          American Safety Razor Co *                                                                           250,000
       55,000          Black and Decker Corp                                                                              1,780,625
       25,000          Burlington Industries Inc *                                                                          309,375
       90,000          Eastman Kodak Co                                                                                   5,186,250
       35,000          Maytag Corp                                                                                          542,500
       13,500          Procter and Gamble Co (a)                                                                            936,563
       25,000          Scotts Company Class A *                                                                             562,500
                                                                                                                          9,567,813
                       ELECTRONIC EQUIPMENT - 0.3%
        5,000          Kuhlman Corp                                                                                          58,750
       10,000          Philips NV ADR (a)                                                                                   450,000
                                                                                                                            508,750
                       ENERGY - 0.1%
       10,000          Zeigler Coal Holding Co                                                                              126,250

                       FOOD AND BEVERAGE - 4.1%
        7,500          Anheuser-Busch Cos Inc                                                                               428,438
        5,250          Archer Daniels Midland Co                                                                             87,281
        5,000          AuBon Pain Co Inc Class A *                                                                           45,000
       25,000          Coca Cola Enterprises Inc                                                                            578,125
       27,500          Coors (Adolph) Co                                                                                    467,500
       25,000          Darden Restaurants Inc *                                                                             256,250
        5,000          Nabisco Holdings Corp Class A                                                                        143,125
       47,500          Nestle SA ADR (a)                                                                                  2,400,617
      500,000          RJR Nabisco Holdings Convertible Preferred Series C 9.25%                                          3,000,000
       15,000          Sara Lee Corp                                                                                        416,250
       13,000          Smith Food and Drug Center Class B                                                                   245,375
        5,000          Wendys International Inc                                                                              98,125
                                                                                                                          8,166,086
                       FOREST PRODUCTS - 0.0%
        3,500          Crown Vantage Inc *                                                                                   84,875

                       HEALTH CARE - 3.1%
       80,000          Baxter International Inc                                                                           3,120,000
       75,000          Beverly Enterprises Inc *                                                                            993,750
       15,000          Centocor Inc *                                                                                       181,875
       25,000          Community Psychiatric Centers                                                                        293,750
        2,500          Johnson & Johnson                                                                                    172,500
       15,000          Laboratory Corporation America Holdings *                                                            208,125
       22,500          Owens and Minor Holdings Co                                                                          326,250
       25,000          Perrigo Co *                                                                                         337,500
       10,000          Tenet Healthcare Corp *                                                                              158,750
        7,500          Upjohn Co                                                                                            317,813
                                                                                                                          6,110,313
                       INSURANCE - 8.9%
       25,000          Aetna Life and Casualty Co                                                                         1,706,250
       90,000          Alexander & Alexander Services Inc                                                                 2,081,250
       25,000          Alexander & Alexander Services Inc Convertible Preferred
                         Series A $3.63 (a)                                                                               1,215,625
       31,600          Allstate Corp                                                                                      1,070,454
        2,500          AON Corp                                                                                              97,500
       10,000          Cigna Corp                                                                                           967,500
       15,000          First Colony Corp                                                                                    367,500
       12,500          Gallagher (Arthur J) and Co                                                                          459,375
       25,000          Kemper Corp                                                                                        1,200,000
       10,000          Liberty Corp                                                                                         330,000
       25,000          Life Re Corp                                                                                         503,125
        5,000          Lincoln National Corp                                                                                215,000
        2,500          Loews Corp                                                                                           328,438
       12,500          National Re Corp                                                                                     396,875
       25,000          Ohio Casualty Corp                                                                                    83,125
      220,000          Reliance Group Holdings Inc                                                                        1,760,000
       25,000          Sedgwick Group ADR (a)                                                                               234,298
       15,000          TIG Holdings Inc                                                                                     384,375
       20,000          Transamerica Corp                                                                                  1,360,000
       50,000          USF & G Corp                                                                                         906,250
        5,000          USLIFE Corp                                                                                          215,625
       25,000          Washington National Corp                                                                             568,750
       75,000          Willis Corroon Group Plc ADR (a)                                                                     796,875
        9,800          Zurich Reinsurance Centre Inc *                                                                      289,100
                                                                                                                         17,537,290
                       MACHINERY - 1.8%
        5,000          Allegheny Ludlum Corp                                                                                105,000
       50,000          CBI Industries Inc                                                                                 1,225,000
       10,000          Cincinnati Milacron Inc                                                                              331,250
       15,000          Cummins Engine Inc (a)                                                                               588,750
       15,000          FMC Corp * (a)                                                                                     1,155,000
       15,000          Giddings and Lewis Inc                                                                               245,625
                                                                                                                          3,650,625
                       MANUFACTURING - 8.6%
       30,000          Corning Inc (a)                                                                                      978,750
        2,500          Emerson Electric                                                                                     178,438
       25,000          Fleetwood Enterprises Inc                                                                            490,625
       25,000          General Electric Co                                                                                1,471,875
       50,000          Griffon Corp *                                                                                       400,000
       30,000          International Business Machines Corp                                                               3,101,250
        5,000          Minnesota Mining and Manufacturing                                                                   273,125
      100,000          Teledyne Inc                                                                                       2,375,000
        2,125          Teledyne Inc Preferred Series E $1.20                                                                 31,344
       30,000          Tenneco Inc                                                                                        1,455,000
       25,000          United Technologies Corp                                                                           2,084,361
       62,500          Westinghouse Electric Corp                                                                           851,563
      250,000          Westinghouse Electric Corp Convertible Preferred $1.30 144A                                        3,375,000
                                                                                                                         17,066,331
                       METALS AND MINING - 2.8%
       10,000          Alcan Aluminum Ltd (a)                                                                               326,250
       12,500          Asarco Inc                                                                                           404,688
        5,000          Battle Mountain Gold Convertible Preferred $3.25                                                     273,125
       25,000          Brascan Ltd                                                                                          409,375
       10,000          Cyprus Amax Minerals Co (a)                                                                          280,000
        5,000          Echo Bay Financial Convertible Preferred Series A $1.75                                              157,500
       25,000          Falconbridge Ltd                                                                                     532,763
       50,000          Freeport-McMoran Corp Preferred                                                                    1,793,750
        2,500          Inco Ltd                                                                                              87,500
        4,500          Newmont Mining Corp                                                                                  195,750
       25,000          Pittston Minerals Group                                                                              296,875
       15,000          Placer Dome Inc (a)                                                                                  391,875
        6,000          Santa Fe Pacific Gold Corp                                                                            72,750
       25,000          Sherritt Inc *                                                                                       297,788
                                                                                                                          5,519,989
                       OIL AND GAS - 7.4%
       10,000          Amerada Hess Corp                                                                                    473,750
        5,000          Atlantic Richfield Co                                                                                545,625
       15,000          Atlantic Richfield Co Convertible Preferred 9.00%                                                    401,250
       10,000          Dresser Industries Inc                                                                               240,000
       25,000          Enserch Corp                                                                                         409,375
       10,000          Halliburton Co                                                                                       423,750
        5,000          Kerr-McGee Corp                                                                                      275,000
       95,000          Lasmo Plc ADR                                                                                        771,875
       20,500          Mitchell Energy Class A                                                                              369,000
       15,000          Mitchell Energy Class B                                                                              262,500
      125,000          Noram Energy Corp                                                                                    890,625
       20,000          Noram Energy Corp Convertible Preferred Series A $3.00                                               770,000
       30,000          Occidental Petroleum Corp                                                                            652,500
       25,000          Oryx Energy Co *                                                                                     337,500
       10,000          Questar Corp                                                                                         305,000
       15,000          Reading and Bates Corp Preferred $1.625                                                              538,125
       25,000          Santa Fe Energy Resources Inc Convertible Preferred 8.25%                                            240,625
        5,000          Seagull Energy Corp *                                                                                100,625
       10,000          Texaco Inc                                                                                           647,500
       55,000          Unocal Corp                                                                                        1,601,875
       25,000          Unocal Corp Convertible Preferred $3.50 144A                                                       1,371,875
       75,000          USX - Marathon Group                                                                               1,546,875
       20,000          USX-Delhi Group                                                                                      212,500
       25,000          Westcoast Energy Inc                                                                                 381,250
       15,000          Williams Companies Inc                                                                               549,375
       12,500          YPF Sociedad Anonima ADR                                                                             220,313
                                                                                                                         14,538,688
                       PAPER AND ALLIED PRODUCTS - 3.4%
       25,000          Boise Cascade Corp Preferred Series G $1.58                                                          890,625
        5,000          Champion International Corp                                                                          283,125
        5,000          International Paper Co                                                                               409,375
       35,000          James River Corp                                                                                   1,216,250
       92,500          James River Corp Convertible Preferred 9.00%                                                       3,064,063
       10,000          Pope and Talbot                                                                                      156,250
       15,000          Weyerhaeuser Co                                                                                      690,000
                                                                                                                          6,709,688
                       PHARMACEUTICALS - 1.3%
       15,000          Allergan Inc                                                                                         455,625
       15,000          Glaxo Plc ADR (a)                                                                                    356,250
       17,500          Lilly (Eli) & Co                                                                                   1,432,813
       10,000          Teva Pharmaceutical ADR                                                                              378,750
                                                                                                                          2,623,438
                       PRIMARY PROCESSING - 2.2%
       25,000          Armco Inc *                                                                                          156,250
        5,000          Armco Inc Convertible Preferred $3.625                                                               251,875
       15,000          Bethlehem Steel Corp *                                                                               219,375
        5,000          Dow Chemical Co                                                                                      370,000
       10,000          Du Pont (E I) De Nemours & Co Inc                                                                    653,750
       25,000          National Steel Corp Class B *                                                                        418,750
       25,000          Northwestern Steel and Wire *                                                                        243,750
        9,000          Olin Corp                                                                                            581,625
       50,000          Republic Engineered Steels *                                                                         343,750
       15,000          USX-US Steel Group Inc                                                                               491,250
      100,000          Weirton Steel Corp *                                                                                 562,500
                                                                                                                          4,292,875
                       PRINTING AND PUBLISHING - 0.2%
        7,500          Dun and Bradstreet Corp                                                                              434,063

                       REAL ESTATE - 3.7%
       50,000          AMLI Residential Properties Trust                                                                    943,750
       50,000          Crown American Realty                                                                                412,500
       50,000          Debartolo Realty Corp                                                                                706,250
       25,000          Irvine Apartment Communities                                                                         453,125
       87,500          JP Realty Inc                                                                                      1,760,938
       25,000          Regency Realty Corp                                                                                  446,875
       75,000          Summit Properties Inc                                                                              1,368,750
       60,000          Walden Residential Properties Inc                                                                  1,132,500
                                                                                                                          7,224,688
                       REFINING - 1.3%
        7,500          Ashland Inc (a)                                                                                      245,625
       25,000          Ashland Inc Convertible Preferred $3.125                                                           1,331,250
       15,000          Imperial Oil Ltd                                                                                     538,125
       20,000          Quaker State Corp                                                                                    300,000
        8,184          Sun Co Inc                                                                                           217,899
                                                                                                                          2,632,899
                       RETAIL TRADE - 4.1%
       20,000          American Stores Co                                                                                   587,500
        2,500          Dayton Hudson Corp                                                                                   182,813
       45,000          Federated Department Stores *                                                                      1,215,000
       50,000          Food Lion Inc                                                                                        287,500
       75,000          Kmart (a)                                                                                          1,021,875
      115,000          Price/Costco Inc *                                                                                 1,940,625
       15,000          Sears Roebuck & Co                                                                                   485,625
       10,000          The Limited Inc                                                                                      185,000
       15,000          TJX Cos Inc                                                                                          187,500
       75,000          Wal-Mart Stores Inc                                                                                1,846,875
        7,500          Williams-Sonoma Inc *                                                                                146,250
                                                                                                                          8,086,563
                       SERVICES - 1.2%
       20,000          Anthony Industries                                                                                   402,500
       10,000          Cordiant Plc *                                                                                        51,250
       25,000          Host Marriott Corp *                                                                                 287,500
       25,000          International Technology Corp *                                                                       81,250
       15,000          International Technology Corp Convertible Preferred 7.00%                                            307,500
       25,000          Morningstar Group Inc *                                                                              215,625
       15,000          Ogden Corp                                                                                           348,750
       25,000          Pinkertons Inc *                                                                                     435,938
       15,400          Wackenhut Corp Class B                                                                               198,275
                                                                                                                          2,328,588
                       TECHNOLOGY - 5.7%
       10,000          Advanced Micro Devices                                                                               337,500
       42,500          Avnet Inc                                                                                          2,188,750
       25,000          Cray Research Inc *                                                                                  581,250
       35,000          Data General Corp *                                                                                  341,250
       83,500          Digital Equipment Corp *                                                                           3,486,125
       15,000          Fisher Scientific                                                                                    489,375
       10,000          Intel Corp                                                                                           613,750
       10,000          Novell Inc *                                                                                         180,000
       10,000          Storage Technology Corp *                                                                            273,750
        7,500          Storage Technology Convertible Preferred 7.00%                                                       464,063
      200,000          Tandem Computers Inc *                                                                             2,450,000
        5,000          Xerox Corp                                                                                           603,750
                                                                                                                         12,009,563
                       TELECOMMUNICATIONS - 5.7%
       15,000          Airtouch Communications Inc *                                                                        487,500
       15,000          AT & T Corp                                                                                          847,500
       10,000          BCE Inc                                                                                              321,250
        5,000          Bell Atlantic Corp                                                                                   298,750
       15,000          Comsat Corp                                                                                          348,750
      125,000          GTE Corp                                                                                           4,578,125
       65,000          MCI Communications Corp                                                                            1,564,063
       25,000          Pacific Telesis Group                                                                                709,375
       15,000          Sprint Corp Convertible Preferred 8.25%                                                              508,125
       25,000          Tele-Communications Class A *                                                                        462,500
        5,000          Tele-Communications Liberty Media Group Class A *                                                    132,813
       25,000          US West Inc (a)                                                                                    1,087,500
                                                                                                                         11,346,251
                       TOBACCO - 0.7%
       10,000          American Brands Inc                                                                                  420,000
        2,000          BAT Industries Plc ADR                                                                                31,500
       55,000          Hanson Plc ADR (a)                                                                                   941,875
                                                                                                                          1,393,375
                       TRANSPORTATION - 3.6%
       15,000          AMR Corp *                                                                                         1,057,500
       85,000          Canadian Pacific Ltd                                                                               1,434,375
        5,000          Consolidated Freightways Inc (a)                                                                     129,375
        5,000          Delta Air Lines Inc (a)                                                                              371,875
        1,000          Delta Air Lines Inc Convertible Preferred Series C $3.50                                              58,625
       20,000          Hunt (JB) Transportation Services Inc                                                                320,000
       25,000          Navistar International Corp *                                                                        325,000
       25,000          Navistar International Corp Preferred $6.00 (a)                                                    1,346,875
       10,000          Overseas Shipholding Group Inc                                                                       208,750
        5,000          Pittston Services Group                                                                              126,875
       25,000          Ryder System Inc                                                                                     606,250
       25,000          Southern Pacific Rail Corp *                                                                         612,500
       15,000          USAir Group Inc *                                                                                    121,875
       15,000          USAir Group Inc Convertible Preferred Series B $4.38                                                 450,000
                                                                                                                          7,169,875
                       UTILITIES - 7.1%
       55,000          Centerior Energy Corp                                                                                591,250
       35,000          Cinergy Corp                                                                                         896,875
        5,000          CMS Energy Corp (a)                                                                                  123,125
       20,000          Detroit Edison Co                                                                                    612,500
       25,000          DPL Inc                                                                                              556,250
       50,000          Entergy Corp                                                                                       1,200,000
       10,000          General Public Utilities                                                                             286,250
        5,000          Illinova Corp                                                                                        125,625
      150,000          Niagara Mohawk Power Corp                                                                          1,800,000
       22,500          Northeast Utilities                                                                                  514,688
       25,000          Ohio Edison Co                                                                                       540,625
       25,000          PacifiCorp (a)                                                                                       453,125
      115,000          Panhandle Eastern Corp                                                                             2,875,000
       25,000          Public Service Enterprise Group Inc                                                                  687,500
       25,000          Public Services Co of New Mexico *                                                                   381,250
       25,000          Southern Co (a)                                                                                      528,125
       25,000          Texas Utilities Co                                                                                   868,750
       50,000          TransCanada Pipeline Ltd                                                                             681,250
       10,500          Unicom Corp                                                                                          295,313
                                                                                                                         14,017,501
                       TOTAL STOCK (Cost $161,912,591)                                                                  191,344,935

  PAR VALUE            LONG-TERM DEBT - 0.5%
                       HEALTH CARE - 0.5%
$   2,500,000          Roche Holdings Inc, 0.00% due 4/20/10                                                                990,625


                       TOTAL LONG-TERM DEBT (Cost $913,590)                                                                 990,625

                       SHORT-TERM INVESTMENTS - 10.1%
                       REPURCHASE AGREEMENT - 2.2%
                       4,284,958 Salomon Brothers  Repurchase  Agreement,  dated
                       8/31/95,  due 9/1/95, with a maturity value of $4,285,589
                       and an effective yield of 5.30%, collateralized by a U.S.
                       Treasury  Obligations  with rates  ranging  from 6.25% to
                       6.50%,  with  maturity  dates  ranging  from  4/30/97  to
                       8/15/23 and with an aggregate market value of $4,377,507.                                          4,284,958

                       CASH EQUIVALENTS - 7.9%
    5,701,044          Bank of Boston Time Deposit, 5.95% due 9/1/95                                                      5,701,044
    1,400,066          Dreyfus Cash Management Money Market Fund Plus, A Shares                                           1,400,066
    1,258,395          Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                         1,258,395
    4,208,482          National Westminster Time Deposit, 5.95% due 9/1/95                                                4,208,482
    3,000,000          Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                                    3,000,000
                                                                                                                         15,567,987
                       TOTAL SHORT-TERM INVESTMENTS (Cost $19,852,945)                                                   19,852,945

                       TOTAL INVESTMENTS - 107.4%
                       (Cost $182,679,126) * *                                                                          212,188,505

                       Other Assets and Liabilities (net) - (7.4%)                                                      (14,618,626)

                       TOTAL NET ASSETS - 100.0%                                                                    $   197,569,879


                       NOTES TO THE SCHEDULE OF INVESTMENTS:

                       ADR   American Depositary Receipt

                       144A  Securities exempt from registration under Rule 144A
                             of the Securities Act of 1933. These securities may
                             be resold in transactions exempt from registration,
                             normally to qualified institutional buyers.
                       (a)   All or a portion of this security is on loan.
                       (b)   A derivative  security whose price is linked to the
                             common  stock  of  Digital  Equipment  Corporation.
                             Interest  is paid  quarterly  at an annual  rate of
                             6.75%  of  the  offering   price  of  $37.50.   The
                             redemption  value is  determined  by the ten  days'
                             average closing prices of Digital  Equipment common
                             stock but not to exceed $50.625.
                       *     Non-income producing security.
                       **    The aggregate  identified  cost for federal  income
                             tax  purposes is  $182,679,126,  resulting in gross
                             unrealized   appreciation   and   depreciation   of
                             $34,121,416 and $4,612,037,  respectively,  and net
                             unrealized   appreciation   of   $29,509,379.

              See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)

ASSETS:
                       Investments, at value (cost $162,826,181) (Note 1)                                $         192,335,560
                       Short-term investments, at cost (Note 1)                                                     19,852,945
                       Receivable for investments sold                                                                 740,463
                       Dividends and interest receivable                                                               737,271
                       Receivable for expenses waived or borne by Manager (Note 2)                                       9,393
                                 Total assets                                                                      213,675,632

LIABILITIES:
                       Payable for investments purchased                                                               376,255
                       Payable upon return of securities loaned (Note 1)                                            15,566,573
                       Payable to affiliate for management fee  (Note 2)                                               123,006
                       Accrued expenses                                                                                 39,919
                                 Total liabilities                                                                  16,105,753

NET ASSETS (equivalent to $14.02 per share based on 14,091,776
                       shares outstanding, unlimited shares authorized)                                 $          197,569,879

NET ASSETS CONSIST OF:                                                                                  $          161,648,644
                       Paid-in capital
                       Accumulated undistributed net investment income                                               1,197,547
                       Accumulated undistributed net realized gain                                                   5,214,309
                       Net unrealized appreciation                                                                  29,509,379
                                 NET ASSETS                                                             $          197,569,879


              See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

          INVESTMENT INCOME:
                      Dividends (net of withholding taxes of $30,274)                                  $           3,266,380
                      Interest (including securities lending income of $6,453)                                       143,737
                                 Total income                                                                      3,410,117

          EXPENSES:
                      Management fee (Note 2)                                                                        718,819
                      Custodian and transfer agent fees                                                               29,484
                      Audit fees                                                                                      22,088
                      Legal fees                                                                                       3,369
                      Registration fees                                                                                1,106
                      Insurance                                                                                        1,013
                      Trustee fee (Note 2)                                                                               368
                      Miscellaneous                                                                                      277
                                 Total expenses                                                                      776,524
                                 Less:  expenses waived or borne by Manager (Note 2)                                 (57,705)
                                 Net expenses                                                                        718,819
                                          Net investment income                                                    2,691,298

          REALIZED AND UNREALIZED GAIN (LOSS):

                                 Net realized gain on investments                                                  6,036,757





                                 Change in net unrealized appreciation (depreciation) on investments              17,909,814




                                          Net realized and unrealized gain on investments                         23,946,571

          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $          26,637,869

              See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS ENDED
                                                                                AUGUST 31, 1995          YEAR ENDED
                                                                                  (UNAUDITED)        FEBRUARY 28, 1995
       INCREASE (DECREASE) IN NET ASSETS:
       Operations:
                  Net investment income                                      $         2,691,298   $          4,916,741
                  Net realized gain                                                    6,036,757              7,371,472
                  Change in net unrealized appreciation (depreciation)                17,909,814              1,387,837
                  Net increase in net assets resulting from operations                26,637,869             13,676,050

       Distributions to shareholders from:
                  Net investment income                                               (2,383,879)            (4,583,693)

                  Net realized gains                                                  (3,210,933)            (7,395,946)


                                                                                      (5,594,812)           (11,979,639)

       Fund share transactions:  (Note 5)
                  Proceeds from sale of shares                                         -                     39,104,294
                  Net asset value of shares issued to shareholders
                           in payment of distributions declared                        3,655,915              8,303,555
                  Cost of shares repurchased                                         (10,000,000)           (14,000,000)
                  Net increase (decrease) in net assets resulting
                           from Fund share transactions                               (6,344,085)            33,407,849

                  Total increase in net assets                                        14,698,972             35,104,260

       NET ASSETS:
                  Beginning of period                                                182,870,907            147,766,647

                  End of period (including accumulated undistributed
                           net investment income of $1,197,547 and
                           $890,128, respectively)                           $       197,569,879   $        182,870,907


              See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        SIX MONTHS ENDED
                                                         AUGUST 31, 1995            YEAR ENDED FEBRUARY 28/29,
                                                          (UNAUDITED)       1995          1994         1993      1992*

NET ASSET VALUE, BEGINNING OF PERIOD                       $ 12.54       $ 12.49        $11.71      $ 10.82    $ 10.00

Income from investment operations:
       Net investment income (a)                              0.19          0.34          0.27         0.30        0.11
       Net realized and unrealized gain                       1.69          0.55          1.64         1.32        0.77
              Total from investment operations                1.88          0.89          1.91         1.62        0.88

Less distributions to shareholders:
       From net investment income                            (0.17)        (0.32)        (0.28)       (0.30)      (0.06)
       From net realized gains                               (0.23)        (0.52)        (0.85)       (0.43)         --

              Total distributions                            (0.40)        (0.84)        (1.13)       (0.73)      (0.06)

NET ASSET VALUE, END OF PERIOD                             $ 14.02       $ 12.54        $12.49      $ 11.71    $  10.82

TOTAL RETURN (B)                                             15.17%         7.75%        16.78%       15.66%       8.87%


RATIOS/SUPPLEMENTAL DATA:

            Net assets, end of period (000's)              $197,570      $182,871      $147,767     $ 62,339   $ 32,252
            Net expenses to average
                   daily net assets (a)                       0.75%**       0.75%         0.75%        0.73%       0.62%**
            Net investment income to average
                   daily net assets (a)                       2.81%**       2.84%         2.32%        2.77%       3.43%**
            Portfolio turnover rate                             15%           49%           65%          83%         33%



            *   For the period from the commencement of operations, October 31, 1991 through February 29, 1992.
            **  Annualized.
            (a) Net of fees and expenses voluntarily waived or borne by the Manager of  the following per
                share amounts:                             $     -       $  0.01       $   0.01     $  0.03    $  0.03
            (b) Calculation excludes subscription fees.  The total returns would have been lower had certain expenses not been waived during the periods shown.


              See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Fundamental Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may purchase futures contracts on the S&P 500 index. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 1995, the Fund had no outstanding futures contracts.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     INDEXED SECURITIES
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indicies, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $14,620,090, collateralized by cash in the amount of $15,567,987, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Premiums and market discounts are amortized and accreted.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund did not receive any purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .75% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .75% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $368. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $27,610,960 and $32,684,228, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 95% of the outstanding shares of the Fund were held by four shareholders each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended
                                                                  August 31, 1995                 Year Ended
                                                                    (Unaudited)               February 28, 1995
    Shares sold                                                             --                   3,213,626
    Shares issued to shareholders in reinvestment
       of distributions                                                269,783                     706,233
    Shares repurchased                                                (759,934)                 (1,169,385)
    Net increase                                                      (490,151)                  2,750,474
    Fund shares:
    Beginning of period                                             14,581,927                  11,831,453
    End of period                                                   14,091,776                  14,581,927


GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

    SHARES       DESCRIPTION                                                                                        VALUE ($)

                 STOCK AND EQUIVALENTS - 86.6%
                 AUSTRALIA - 5.0%
        34,614   Amcor Ltd                                                                                           269,973
       595,837   Ampolex Ltd                                                                                       1,413,014
       293,400   Ashton Mining Ltd                                                                                   404,222
     4,018,931   Australia and New Zealand Banking Group Ltd                                                      16,338,520
       488,626   Australian National Industry Ltd                                                                    430,399
     2,803,538   Boral Ltd                                                                                         7,155,081
       415,687   Burns Philp & Co Ltd                                                                                885,648
       161,022   Caltex Australia Ltd                                                                                498,236
     2,766,315   Coles Myer Ltd                                                                                    8,976,092
        48,200   Comalco Ltd                                                                                         246,028
       219,671   Commonwealth Bank of Australia                                                                    1,625,678
       349,782   Crusader Ltd *                                                                                      339,700
     3,005,226   CSR Ltd                                                                                          10,633,675
       224,407   Email Ltd                                                                                           599,754
        80,027   Energy Resources of Australia Class A *                                                             242,198
    12,096,954   Fosters Brewing Group Ltd                                                                        11,292,917
     1,928,912   Goodman Fielder Ltd                                                                               1,757,139
       381,367   Hardie (James) Industries Ltd                                                                       657,487
        99,852   Metal Manufactures Ltd                                                                              240,555
       878,262   Mim Holdings Ltd                                                                                  1,256,279
     5,057,651   News Corp Ltd                                                                                    29,090,462
     2,468,286   News Corp Ltd  Preferred 1.19% (a)                                                               12,747,587
       709,203   North Ltd                                                                                         2,002,213
       621,091   Pacific Dunlop Ltd                                                                                1,468,227
        93,591   Pacific Magazines and Printing                                                                      184,605
     1,063,266   Pasminco Ltd *                                                                                    1,352,811
     5,569,570   Pioneer International Ltd                                                                        14,507,954
       150,942   Publishing & Broadcasting Ltd                                                                       460,229
     1,774,906   QCT Resources Ltd                                                                                 2,164,705
       196,376   Renison Goldfields Consolidated                                                                     820,521
        48,850   Rothmans Holdings                                                                                   173,218
     1,786,173   Santos Ltd                                                                                        4,719,968
       371,543   Schroders Property  *                                                                               575,684
     1,459,549   Schroders Property Fund                                                                           2,362,466
       153,701   Seven Network Ltd                                                                                   393,427
       127,320   Smith (Howard) Ltd                                                                                  609,624
        40,000   Sons of Gwalia Ltd                                                                                  199,355
       370,053   Southcorp Holdings Ltd                                                                              788,422
       852,307   Stockland Trust Group                                                                             1,957,061
       647,700   TNT Ltd (a) *                                                                                       882,594
     2,656,821   Western Mining Corp Holdings Ltd                                                                 17,861,674
       888,722   Westfield Trust Units                                                                             1,565,634
       691,491   Westpac Banking Corp                                                                              2,602,945
                                                                                                                 164,753,981
                 Austria - 1.6%
         2,055   Allgemeine Baugesellschaft AG                                                                       248,615
         2,677   Allgemeine Baugesellschaft AG Preferred 7.00%                                                       136,023
         6,353   Austrian Airlines *                                                                               1,039,132
        36,418   Bank Austria AG (Participating Certificate)                                                       1,233,642
        36,991   Bau Holding AG (Non Voting)                                                                       1,901,060
        38,214   Brau Union AG                                                                                     2,134,044
         3,674   BWT AG                                                                                              447,327
        63,744   Creditanstalt-Bankverein                                                                          3,473,384
        48,894   Creditanstalt-Bankverein Preferred 1.65%                                                          2,517,517
         5,634   EA-Generali AG                                                                                    1,657,660
         3,300   EA-Generali AG Preferred 6.00%                                                                      530,185
        22,261   EVN Energie-Versorgung Niederoesterreich AG                                                       2,906,443
         1,361   Jenbacher Werke AG                                                                                  225,247
        11,946   Lenzing AG                                                                                        1,075,253
        20,074   Leykam-Muerztaler Papier und Zellstoff AG *                                                         887,882
         5,790   Miba Holding AG Preferred  Series B 1.34%                                                           235,921
        56,908   OEMV AG                                                                                           5,419,679
        10,812   Oesterreichische Brau Beteiligungs AG                                                               547,284
        95,371   Oesterreichische Elektrizitaetswirschafts AG                                                      6,470,525
       127,706   Oesterreichische Laenderbank AG                                                                  10,135,153
        33,592   Oesterreichische Laenderbank AG Preferred (Non Voting)                                            1,505,296
         6,120   Perlmooser Zement                                                                                   470,895
        31,451   Radex-Heraklith AG                                                                                1,120,179
         8,838   RAS Versicherungs AG                                                                              1,275,372
        19,950   Steyr-Daimler-Puch AG *                                                                             359,138
         4,528   Strabag Oesterreich AG                                                                              611,344
         9,338   Universale Bau AG *                                                                                 338,915
        30,017   Veitsch-Radex AG                                                                                    720,484
         1,000   Wiener Allianz Versicherungs AG                                                                     222,120
        10,047   Wienerberger Baustoffindustrie AG                                                                 2,358,051
                                                                                                                  52,203,770
                 BELGIUM - 0.4%
        18,318   Banque Bruxelles Lambert (a)                                                                      2,907,278
         1,297   Banque Nationale de Belgique                                                                      1,672,120
           170   Bekaert SA                                                                                          131,388
           747   BQE Brux Lambert                                                                                    116,332
         4,000   Electrabel SA                                                                                       848,668
         1,800   GB-INNO-BM GIB Parts Soc. d'echange                                                                  77,453
         2,400   Gevaert Photo-Producten NV                                                                          131,074
        23,120   Groupe Bruxelles Lambert SA                                                                       2,953,895
         1,750   Petrofina SA Bruxelles                                                                              521,315
        23,577   Powerfin SA                                                                                       2,520,641
         5,847   Societe Generale De Belgigue                                                                        432,544
           379   Tessenderlo Chemie                                                                                  143,009
             6   Tessenderlo Chemie (Participating Certificate)                                                        2,221
                                                                                                                  12,457,938
                 CANADA - 1.9%
        99,502   Abitibi-Price Inc                                                                                 1,666,700
        53,600   Air Canada Inc                                                                                      199,516
       176,205   Alberta Energy Ltd                                                                                2,689,151
        10,300   Avenor Inc                                                                                          229,081
       107,503   Bank of Montreal                                                                                  2,360,944
       128,316   Bank of Nova Scotia                                                                               2,794,151
        81,492   BCE Inc                                                                                           2,623,882
        48,600   Brascan Ltd Class A (Convertible)                                                                   795,980
        16,200   Brunswick Mining & Smelt Ltd                                                                        173,367
        21,700   Cae Industries Inc                                                                                  145,394
        17,100   Cambridge Shopping Centres Ltd                                                                      152,764
       146,506   Canadian Imperial Bank of Commerce                                                                3,599,254
        28,200   Canadian Marconi Co                                                                                 257,175
        17,300   Canadian Tire Ltd Class A                                                                           209,287
        22,200   Canfor Corp                                                                                         237,577
        30,900   CCL Industries Class B                                                                              293,300
       248,011   Cominco Ltd                                                                                       4,915,908
        78,700   Dominion Textile Inc                                                                                541,950
       327,918   Domtar Inc                                                                                        3,082,051
        21,700   Donohue Inc Class A                                                                                 302,903
        32,200   Edper Group Ltd Class A                                                                             112,667
         6,400   Extendicare Inc                                                                                     134,599
        18,900   Falconbridge Ltd                                                                                    402,764
       155,907   Fletcher Challenge Class A                                                                        2,538,966
       161,302   Gulf Canada Resources Ltd                                                                           735,511
        59,500   Hees International Bancorp Inc                                                                      647,822
         9,000   Hudsons Bay Co                                                                                      180,905
        21,300   Imasco Ltd                                                                                          388,498
       155,407   Imperial Oil Ltd                                                                                  5,567,811
        26,400   Inco Ltd                                                                                            921,273
        14,800   International Forest Products A *                                                                   128,085
         5,800   IPL Energy Inc                                                                                      133,315
       349,019   Macmillan Bloedel Ltd                                                                             4,612,014
        44,800   Mitel Corp                                                                                          241,802
         7,500   Molson Co Ltd Class A                                                                               126,326
       134,604   National Bank of Canada                                                                           1,114,811
        12,500   Noma Industries Ltd Class A                                                                          47,692
       108,701   Noranda Forest Inc                                                                                  859,816
        44,100   Noranda Inc                                                                                         894,640
        95,402   Norcen Energy Resource                                                                            1,438,221
        51,000   Numac Energy Inc                                                                                    242,044
        69,701   Petro Canada                                                                                        687,540
        34,900   Power Corp of Canada                                                                                535,874
        25,700   Ranger Oil Ltd                                                                                      145,887
        33,900   Repap Enterprises Inc                                                                               249,218
         2,900   Rio Algom Ltd                                                                                        59,371
       130,226   Royal Bank of Canada                                                                              2,896,335
        22,300   Sceptre Resources Ltd                                                                               141,113
        33,100   Sears Canada Inc                                                                                    194,054
        18,300   Sherritt Inc                                                                                        217,979
        13,700   Slocan Forest Products Ltd                                                                          123,665
         5,500   Spar Aerospace Ltd                                                                                   61,418
       165,506   Teck Corp Class B                                                                                 3,234,344
       134,805   Toronto Dominion Bank                                                                             2,170,228
        10,600   Total Petroleum North America                                                                       115,410
        46,500   Transcanada Pipelines Ltd                                                                           640,424
        52,601   United Dominion Inds Ltd                                                                          1,267,789
        16,400   Westcoast Energy Inc                                                                                250,288
                                                                                                                  61,730,854
                 FINLAND - 0.6%
        66,000   Amer Group Class A                                                                                1,124,261
        35,500   Cultor OY Series 1                                                                                1,204,581
         4,400   Huhtamaki                                                                                           155,312
        25,238   Instrumentarium Class A                                                                             580,494
        13,891   Instrumentarium Class B                                                                             322,667
       162,650   Kansallis-Osake-Pankki *                                                                            157,422
        15,000   Kesko                                                                                               167,382
         2,400   Metra AB Class A                                                                                    103,845
         2,600   Metra AB Class B                                                                                    110,723
       119,844   Nokia Corp Class A                                                                                8,187,646
        89,000   Partek AB                                                                                         1,236,350
        21,119   Rautaruukki                                                                                         144,283
         8,500   Sampo Insurance Company Ltd                                                                         452,956
        15,900   Stockmann AB Series A                                                                               843,674
        17,800   Stockmann AB Series B                                                                               810,721
        83,950   Unitas Bank Ltd Class A *                                                                           238,975
        95,200   Valmet                                                                                            2,731,675
                                                                                                                  18,572,967
                 FRANCE - 6.4%
         4,169   Accor SA                                                                                            520,764
         2,816   Agache Financiere *                                                                                 736,402
         8,530   Air Liquide                                                                                       1,359,329
            28   Air Liquide L Shares                                                                                  4,462
       175,791   Alcatel Alsthom Cie Generale d'Electricite SA                                                    17,608,680
       105,598   Axa SA                                                                                            5,842,748
       545,586   Banque Nationale de Paris                                                                        22,356,983
           750   Bic SA                                                                                              121,894
         7,099   BIS SA *                                                                                            659,098
        21,992   Carrefour Supermarche SA                                                                         12,263,974
        17,666   Club Mediterranee SA *                                                                            1,699,629
           975   Colas SA                                                                                            182,203
       756,100   Compagnie de Suez SA                                                                             31,133,089
        25,536   Credit Foncier De France (Bearer) (a)                                                               682,443
       144,684   Credit Lyonnais *                                                                                 7,163,312
        31,636   Credit National                                                                                   2,204,468
         5,540   CSF Thompson Temp (Participating Certificates) *                                                    115,154
         8,875   Dassault Electronique SA                                                                            358,408
        12,416   Dollfus-Mieg and Cie                                                                                599,724
         6,963   Elf Gabon                                                                                         1,075,154
        96,246   Elf Sanofi SA                                                                                     5,942,617
        38,828   Eridania Beghin-Say SA                                                                            5,734,077
         2,180   Essilor International                                                                               368,116
         3,700   Esso (France)                                                                                       436,544
         1,622   Europe 1 Communication                                                                              341,000
       182,057   Financiere de Paribas SA                                                                          9,820,951
        68,389   FINEXTEL                                                                                            974,762
         4,760   INGENICO SA                                                                                          36,749
         3,933   Labinal SA                                                                                          607,293
       137,373   Lafarge Coppee SA                                                                                10,252,325
         4,263   Lefebvre (Jean) Entreprises                                                                         279,333
        37,427   LVMH Louis Vuitton Moet Hennessy (a)                                                              6,727,450
         5,200   Metaleurop SA *                                                                                      67,940
       215,828   Michelin SA Class B                                                                               9,356,890
        14,832   Moulinex SA *                                                                                       327,969
         2,225   Navigation Mixte SA                                                                                 365,584
           103   Navigation Mixte (Participating Certificate)                                                         15,700
         1,700   Nord-Est                                                                                             43,413
        16,923   Parisienne de Reescompte (CPR-Cie)                                                                1,189,283
        38,433   Pechiney International SA                                                                           921,357
        41,527   Pechiney International SA Preferred 3.43%                                                         2,688,178
        62,520   Pernod-Ricard                                                                                     3,922,120
       102,493   Peugeot SA                                                                                       13,533,175
         1,190   Poliet SA                                                                                           102,710
         2,375   Radiotechnique                                                                                      204,142
           814   Saint Louis                                                                                         240,260
         1,306   Salomon SA                                                                                          625,660
         3,475   SEFIMEG (Registered)                                                                                196,056
         6,472   SIMCO                                                                                               521,450
           291   SIMCO (Registered)                                                                                   21,257
           750   Skis Rossignol SA                                                                                   178,907
         2,750   Sligos SA                                                                                           242,799
        57,382   Societe Generale d 'Entreprise SA                                                                 1,533,519
        98,271   Societe Generale Paris                                                                           10,252,166
        23,936   SOVAC SA                                                                                          1,795,852
       117,541   SPIE Batignolles *                                                                                4,839,855
       310,363   Thomson CSF                                                                                       6,574,055
        10,329   Total SA                                                                                            606,061
        10,815   UAP Co                                                                                              252,846
         8,310   Union Immobiliere de France                                                                         682,698
         1,800   Vallourec *                                                                                          90,472
        51,927   Worms et Compagnie SA                                                                             2,282,054
                                                                                                                 211,883,563
                 GERMANY - 6.7%
         2,450   AEG AG                                                                                              242,607
        38,340   Bankgesellschaft Berlin AG                                                                        9,988,466
       225,910   Bayer AG                                                                                         58,347,463
       719,800   Bayer Vereinsbank AG                                                                             19,570,565
        64,050   Bayerische Hypotheken-und Wechselbank AG                                                         15,705,730
        15,002   Bayerische Motorenwerke AG                                                                        8,341,535
       304,500   Berliner Handels- und Frankfurter Bank *                                                          7,843,826
        19,544   Berliner Kraft und Licht AG Class A                                                               4,655,392
           400   Boss (Hugo) AG Preferred 3.84%                                                                      310,341
           175   Colonia Konzern AG                                                                                  148,042
        96,570   Commerzbank AG                                                                                   21,806,871
         2,770   Daimler-Benz AG                                                                                   1,367,703
        20,000   Deutsche Bank AG                                                                                    924,218
         3,800   Didier-Werke AG *                                                                                   352,496
        18,500   Douglas Holding AG                                                                                  688,706
         1,229   Draegerwerk AG Preferred 2.29%                                                                      215,797
     1,435,300   Dresdner Bank                                                                                    37,949,709
           300   Escada AG                                                                                            63,702
         1,100   Escada AG Preferred (Non Voting) 1.43%                                                              218,600
         1,070   GEA AG Preferred 3.13%                                                                              381,220
         6,540   IKB Deutsche Industriebank AG                                                                     1,224,011
         1,788   IKB Deutsche Industriebank AG New *                                                                 323,686
         2,700   Kaufhalle AG *                                                                                      334,434
           750   Kaufhof AG Preferred (Non Voting) 5.59%                                                             191,156
       121,600   Klockner Humboldt Deutz *                                                                           865,645
           800   Kugelfischer George Schaefer AG Preferred (Non Voting) *                                            111,614
         4,150   Kugelfischer George Schaefer AG *                                                                   627,012
         1,150   Linotype Hell AG *                                                                                  228,928
         2,075   Philips Kommunikations Industrie AG                                                                 720,216
        12,180   Porsche AG Preferred (Non Voting) *                                                               5,703,093
         3,188   Porsche AG Preferred *                                                                            1,431,980
         3,990   Puma AG Preferred *                                                                               1,181,237
         1,870   Rheinmetall Berlin AG                                                                               317,532
         1,620   Rheinmetall Berlin AG Preferred (Non Voting) 5.60%                                                  212,788
         1,500   RWE AG (Non Voting)                                                                                 406,404
           500   Salamander AG                                                                                        93,919
        39,500   Sap AG                                                                                            6,008,269
        38,000   Sap AG Preferred                                                                                  5,617,178
        12,320   Siemens AG                                                                                        6,270,049
           720   Varta AG *                                                                                          142,153
         2,400   Villeroy and Boch AG                                                                                480,212
         3,725   Volkswagen AG Preferred .79%                                                                        860,678
                                                                                                                 222,475,183
                 HONG KONG - 4.8%
       549,000   Amoy Properties Ltd (a)                                                                             492,901
     1,103,000   Applied International Holdings Ltd                                                                  115,415
       178,600   Applied International Holdings Ltd Warrants 12/30/99 *                                               11,075
     1,615,000   Cathay Pacific Airways Ltd                                                                        2,430,532
     1,500,000   Chinese Estates Holdings Ltd                                                                      1,017,310
       398,775   Cross Harbour Tunnel Co Ltd                                                                         783,023
     3,041,255   Dairy Farm International                                                                          2,828,367
     4,472,000   Denway Investments                                                                                  352,399
     1,533,000   Dickson Concepts (International) Ltd                                                              1,019,888
     8,166,927   Elec and Eltek International Holdings Ltd *                                                       1,192,175
       212,262   Furama Hotel Enterprises Ltd                                                                        246,784
     1,808,798   Goldlion Holdings Ltd (a)                                                                           911,292
       200,000   Great Eagle Holdings Ltd                                                                            408,216
     1,928,000   Hang Lung Development Co Ltd (a)                                                                  2,988,761
       322,500   Harbour Centre Development Ltd                                                                      352,038
       941,000   Henderson Land Development Co Ltd                                                                 5,117,698
       995,720   Hong Kong and China Gas Co Ltd (a)                                                                1,569,278
     1,662,700   Hong Kong Ferry Co Ltd                                                                            1,782,768
     2,087,000   Hong Kong Land Holdings                                                                           3,798,340
       212,400   Hongkong Aircraft Engineering Co Ltd                                                                499,377
       798,000   Hongkong and Shanghai Hotels Ltd Preferred 1.95% (a)                                                974,176
     1,391,900   Hongkong Electric Holdings Ltd                                                                    4,827,867
     7,555,801   Hopewell Holdings Ltd (a)                                                                         5,466,023
     3,630,000   Hutchison Whampoa Ltd (a)                                                                        17,491,151
       940,000   Jardine International Motor Holdings Ltd                                                            983,594
       320,574   Jardine Strategic Warrants 5/02/98 *                                                                145,861
        74,000   Johnson Electric Holdings Ltd (a)                                                                   147,216
       675,200   Kowloon Motor Bus Co Ltd                                                                          1,194,967
     2,084,000   Kumagai Gumi Hong Kong Ltd                                                                        1,615,295
     1,469,800   Lai Sun Garment (International) Ltd                                                               1,518,977
       201,000   Lane Crawford International Ltd Series A                                                            301,201
       250,000   Lane Crawford International Ltd Series B                                                             32,296
     1,276,000   Laws International Holdings Ltd                                                                     204,397
     1,043,576   Mandarin Oriental                                                                                   944,436
     2,102,000   National Mutual Asia Ltd                                                                          1,507,053
     1,693,721   New World Development Co Ltd                                                                      6,170,124
     1,094,000   Playmate Toys Holding                                                                               233,187
       615,539   Playmates Properties Holdings                                                                        86,673
       379,748   Realty Development Corp Ltd Class A                                                               1,089,059
    13,348,913   Regal International Ltd (a)                                                                       2,414,220
     1,349,600   San Miguel Brewery Ltd                                                                              784,550
     1,200,000   Shun Tak Holdings Ltd                                                                             1,007,622
       945,599   Sino Hotel Ltd                                                                                      218,657
     3,775,164   Sino Land Co Ltd (a) *                                                                            2,633,495
     2,324,000   South China Morning Post Ltd                                                                      1,283,439
     2,895,826   Stelux Holdings International                                                                       832,349
     2,385,400   Sun Hung Kai Properties Ltd                                                                      17,333,516
     4,938,136   Swire Pacific Ltd Class A                                                                        36,999,340
     1,706,707   Tai Cheung Holdings Ltd                                                                           1,477,191
       530,000   Television Broadcasts Ltd                                                                         1,958,145
     5,505,944   Wharf Holdings Ltd (a)                                                                           15,825,766
       412,000   Wing On International Holdings Ltd                                                                  734,479
     1,094,500   Winsor Industrial Corp Ltd                                                                        1,201,815
     1,191,000   World International Holdings Ltd                                                                  1,807,809
       886,000   World Trade Centre Group Ltd                                                                        117,889
                                                                                                                 159,481,472
                 ITALY - 3.8%
     3,972,100   Alitalia Linee Aeree Italiane Class A *                                                           1,860,128
       338,800   Alitalia Linee Aeree Italiane Class B (Private Placement) (c) *                                     102,294
        93,060   Assicurazioni Generali SPA                                                                        2,239,201
     2,970,000   Autostrade Concessioni e Costruzioni SPA Class B Preferred 6.39%                                  3,477,115
       610,505   Banca Commerciale Italiana SPA                                                                    1,440,778
       344,000   Banca Commerciale Italiana SPA (Non Convertible)                                                    721,746
    11,505,200   Banca di Roma (a) *                                                                              10,910,429
       227,250   Banca Nazionale dell' Agricoltura di Risp *                                                          78,415
       735,500   Banca Nazionale dell'Agricoltura SPA (Non Convertible) *                                            249,261
       509,050   Banca Nazionale dell'Agricoltura SPA (Private Placement) *                                          223,959
        80,100   Banca Popolare di Bergamo Credit (a)                                                              1,056,222
       394,900   Banca Toscana *                                                                                     854,089
     6,517,690   Banco di Napoli (Non Convertible) *                                                               2,979,934
     3,500,000   Bastogi-IRBS SPA *                                                                                  207,037
     1,196,717   BCA Commitaliana Warrants 12/31/95 *                                                                637,847
       560,600   BCO Ambros Veneto Di Risp (Non Convertible)                                                         753,041
       540,200   Benetton Group SPA (a)                                                                            5,708,575
       283,750   Caffaro SPA                                                                                         336,570
       570,500   Cartiere Burgo SPA                                                                                3,875,639
       363,500   Cementir Cementerie del Tirreno SPA                                                                 346,052
       639,843   COFIDE SPA (a) *                                                                                    234,190
       507,500   COFIDE SPA (Non Convertible) *                                                                      162,610
       468,500   Cogefar Impresit Costruzioni Generali SPA (a) *                                                     464,488
       550,000   Comau Finanziaria SPA                                                                               813,360
       222,500   Compagnia Italiana Grandi Alberghi (Non Convertible) *                                              123,253
        83,967   Credito Fondiario                                                                                   195,573
     2,138,310   Credito Italiano (Non Convertible)                                                                2,267,569
        38,000   Danieli and Co SPA                                                                                  238,598
       173,000   Danieli and Co SPA (Non Convertible)                                                                522,864
     1,201,000   Edison SPA (a)                                                                                    5,084,038
        79,000   Editoriale l'Espresso SPA *                                                                         150,903
        40,500   Ericsson SPA                                                                                        663,813
       200,000   Falck Acciaierie and Ferriere Lombarde *                                                            389,427
     2,727,000   Fiat SPA                                                                                         10,023,159
     2,061,000   Fiat SPA Preferred                                                                                4,654,371
     2,484,500   Fiat SPA (Non Convertible)                                                                        5,327,547
       698,550   FIDIS SPA                                                                                         1,532,345
        27,000   Filippo SPA *                                                                                        16,554
       222,000   Finmeccanica SPA (Non Convertible) *                                                                142,264
     1,450,876   Finmeccanica SPA *                                                                                1,046,878
       510,000   Gemina SPA (Non Convertible) *                                                                      226,262
       919,940   Gilardini SPA                                                                                     1,779,911
       658,000   Grassetto SPA *                                                                                     408,286
     4,887,850   Industriali Riunite SPA (a) *                                                                     3,538,871
     2,037,000   Industriali Riunite (Cie) SPA (Non Convertible) *                                                   930,076
       795,710   Istituto Bancario San Paolo                                                                       4,287,693
       397,500   Italcementi Fabbriche Riunite Cemento SPA                                                         2,781,207
       301,400   Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                                         993,587
        17,000   Magona d'Italia SPA                                                                                  47,243
        97,500   Marzotto and Figli SPA                                                                              618,801
     1,980,000   Montedison SPA (Non Convertible) *                                                                1,228,581
     8,209,220   Montedison SPA *                                                                                  6,105,457
       535,000   Montefibre SPA                                                                                      405,808
       445,000   Montefibre SPA (Non Convertible)                                                                    255,007
       297,500   Olivetti and Co SPA Preferred (a) *                                                                 324,466
     1,697,700   Olivetti and Co SPA (a) *                                                                         1,436,285
       738,000   Olivetti and Co SPA (Non Convertible) *                                                             459,745
     2,754,500   Parmalat Finanziaria SPA                                                                          2,442,376
     2,359,975   Pirelli and Co                                                                                    3,511,831
       266,000   Pirelli and Co (Non Convertible)                                                                    273,720
       407,000   Pirelli SPA (Non Convertible) *                                                                     420,568
       332,200   Ratti SPA                                                                                           650,932
        21,100   Recordati Industria Chimica e Farmaceutica SPA                                                      128,714
        72,818   Recordati Industria Chimica e Farmaceutica SPA (Non Convertible)                                    242,293
       442,100   Rinascente per l'Esercizio di Grandi Magazzini SPA Preferred 5.59%                                1,171,381
       394,000   Rinascente per l'Esercizio di Grandi Magazzini SPA (a)                                            2,323,364
       356,600   Rinascente per l'Esercizio di Grandi Magazzini SPA (Non Convertible)                              1,127,218
       311,000   SAFFA SPA *                                                                                       1,063,561
        37,512   SAFILO SPA                                                                                          312,042
       428,033   Saipem SPA                                                                                          936,299
       298,000   Sasib SPA (a)                                                                                     1,404,710
       103,000   Sasib SPA (Non Convertible)                                                                         282,427
       543,000   Sirti SPA                                                                                         3,951,471
       130,000   Snia BPD SPA (Convertible)                                                                          157,804
       373,000   Snia BPD SPA (Non Convertible)                                                                      255,118
     3,440,270   Snia BPD SPA *                                                                                    4,218,467
       675,540   Societa Metallurgica Italia (a) *                                                                   348,406
       194,000   Sorin Biomedica SPA                                                                                 514,019
       116,900   Stefanel SPA                                                                                        212,493
       288,370   STET SPA (a)                                                                                        884,888
        14,000   Teleco Cavi SPA                                                                                      58,661
       252,000   Telecom Italia Mobile SPA (Non Convertible) (a) *                                                   252,637
       267,000   Telecom Italia Spa di Risp (a)                                                                      343,848
        27,850   Tosi (Franco) SPA                                                                                   263,502
       175,260   Unione Cementi Marchino Emiliane e di Augusta-Casale (a) *                                        1,187,913
       269,640   Unione Cementi Marchino Emiliane e di Augusta-Casale (Non Convertible) *                            928,764
                                                                                                                 127,808,849
                 JAPAN - 18.8%
        67,000   Ajinomoto Co Inc                                                                                    690,969
       109,000   Alps Electric Co Ltd                                                                              1,346,710
       397,000   Amada Co Ltd                                                                                      4,134,783
     1,622,000   Aoki Corp *                                                                                       7,900,077
        50,800   Arabian Oil Co                                                                                    2,111,155
       258,000   Asahi Breweries Ltd (a)                                                                           2,976,872
        50,000   Asics Corp *                                                                                        152,652
        19,000   Bank of Kyoto Ltd                                                                                   137,744
       188,000   Bank of Yokohama Ltd                                                                              1,476,204
       211,000   Banyu Pharmaceutical Co Ltd                                                                       2,326,849
        62,000   Brother Industries Ltd                                                                              325,400
        54,000   Canon Sales Co Inc                                                                                1,439,118
       126,000   Chiba Bank Ltd                                                                                    1,183,642
        36,944   Chubu Electric Power Co Inc                                                                         860,084
        13,000   Chudenko Corp                                                                                       511,053
        76,000   Chugai Pharmaceutical Co                                                                            725,583
        31,000   Chugoku Bank Ltd                                                                                    538,112
        17,400   Chugoku Electric Power Co Inc                                                                       415,745
       595,000   Cosmo Oil Co Ltd (a)                                                                              3,098,484
       240,500   CSK Corp                                                                                          7,170,674
       208,000   Dai Nippon Ink & Chemicals                                                                          921,754
       510,000   Dai Nippon Printing Co Ltd                                                                        8,071,680
        42,000   Dai Tokyo Fire and Marine Insurance Co Ltd                                                          278,756
       892,000   Daicel Chemical Industries Ltd                                                                    4,863,716
        84,000   Daiichi Seiyaku Co Ltd                                                                            1,157,911
        90,000   Daikin Industries Ltd                                                                               783,887
       129,000   Daikyo Inc                                                                                        1,039,271
        50,000   Dainippon Pharmaceutical Co Ltd                                                                     506,458
        41,000   Dainippon Screen Manufacturing Co Ltd *                                                             334,079
        36,000   Daito Trust Construction Co                                                                         448,461
       237,000   Daiwa Bank Ltd (a)                                                                                1,938,398
       105,000   Daiwa Kosho Lease                                                                                 1,020,677
        14,000   Dennys Japan                                                                                        385,970
         1,940   East Japan Railway Co                                                                             9,211,212
        79,000   Eisai Co Ltd                                                                                      1,274,519
        14,000   Ezaki Glico Co Ltd                                                                                  121,509
       149,000   Fuji Heavy Industries Ltd *                                                                         594,874
       292,000   Fuji Photo Film Co Ltd                                                                            7,304,845
       830,000   Fujisawa Pharmaceutical Co Ltd                                                                    8,305,509
       292,000   Fujita Corp                                                                                       1,484,822
        62,000   Fujita Kanko Inc                                                                                  1,354,776
     1,394,000   Fujitsu Ltd (a)                                                                                  15,087,967
        17,000   Fujiya Co Ltd *                                                                                      72,906
         2,000   Fukuoka City Bank Ltd                                                                                14,704
       192,000   Fukuyama Transporting Co Ltd                                                                      1,727,186
       172,000   Furukawa Electric Co Ltd                                                                            990,535
       292,000   Gakken Co Ltd *                                                                                   1,902,241
       226,000   General Sekiyu (KK)                                                                               2,180,732
        61,000   Green Cross Corp                                                                                    473,375
       578,000   Hankyu Corp (a)                                                                                   3,246,031
        45,000   Hankyu Department Stores (a)                                                                        574,361
       220,000   Hanwa Co Ltd *                                                                                      721,091
       814,000   Haseko Corp                                                                                       3,740,236
       289,000   Hazama-Gumi Ltd                                                                                   1,316,118
        78,000   Heiwa Real Estate (a)                                                                               585,388
        52,000   Higo Bank Ltd                                                                                       422,117
        97,000   Hiroshima Bank Ltd                                                                                  533,854
       289,000   Hitachi Cable Ltd                                                                                 2,154,184
     1,845,300   Hitachi Ltd                                                                                      20,161,035
        42,000   Hitachi Maxell Ltd                                                                                  673,304
        97,000   Hokkaido Bank Ltd                                                                                   350,620
        24,000   Hokkaido Takushoku                                                                                   74,008
        70,000   Hokuriku Bank Ltd                                                                                   455,302
       111,000   Honda Motor Co Ltd                                                                                1,972,124
        11,000   House Food Corporation                                                                              208,914
       114,000   Hoya Corp                                                                                         3,270,945
         6,000   Hyogo Bank Ltd (d) *                                                                                 -
       273,000   INAX Corp                                                                                         2,717,874
       114,000   Intec Inc                                                                                         1,571,450
       365,000   Itochu Corp                                                                                       2,265,993
        29,000   Itoham Foods Inc                                                                                    215,572
         3,000   Izumiya Co Ltd                                                                                       44,111
        53,000   Japan Airport Terminal Co Ltd                                                                       611,528
     1,031,000   Japan Energy Co Ltd                                                                               3,210,854
       669,000   Japan Synthetic Rubber Co Ltd                                                                     3,825,394
           874   Japan Tobacco Inc                                                                                 7,398,234
       166,000   Joshin Denki Co Ltd                                                                               2,118,752
       217,000   Kajima Corp                                                                                       2,189,166
        26,000   Kaken Pharmaceutical Co Ltd                                                                         249,022
       119,000   Kamigumi Co (a)                                                                                   1,103,303
       331,000   Kankaku Securities Co Ltd *                                                                       1,230,245
        11,000   Kansai Paint Co Ltd                                                                                  52,790
        61,000   Kao Corp                                                                                            703,834
       338,000   Keihin Electric Express Railway (a)                                                               2,105,274
       435,000   Keio Teito Electric Railway Co Ltd (a)                                                            2,567,315
       184,000   Keisei Electric Railway (a)                                                                       1,495,523
     1,050,000   Kinki Nippon Railway                                                                              8,630,724
       373,000   Kirin Brewery Co Ltd Com                                                                          3,884,822
        14,000   Kissei Pharmaceutical Co                                                                            447,440
        19,000   Kobori Juken Co Ltd (a)                                                                             195,946
         2,000   Koito Manufacturing Co Ltd                                                                           15,235
       206,000   Kokusai Kogyo Co Ltd                                                                              1,918,334
        60,000   Kokuyo Co                                                                                         1,298,821
       260,000   Komatsu Ltd                                                                                       2,142,441
        15,300   Konami Co (a)                                                                                       312,452
        92,000   Konica Corp                                                                                         655,700
       268,000   Koyo Seiko Co Ltd                                                                                 2,405,391
     2,319,000   Kumagai Gumi Co Ltd                                                                              11,058,079
       654,000   Kurabo Industries Ltd                                                                             2,664,482
       848,000   Kureha Chemical Industry Co Ltd                                                                   3,731,945
        40,000   Kyodo Printing Co Ltd                                                                               457,446
       139,000   Kyowa Hakko Kogyo Co Ltd                                                                          1,349,763
       160,000   Lion Corp (a)                                                                                       913,259
       218,000   Maeda Corp (a)                                                                                    2,337,265
       274,000   Makino Milling Machine Co Ltd *                                                                   2,042,375
       668,000   Marubeni Corp                                                                                     3,424,067
       274,000   Marudai Food Co Ltd                                                                               1,955,644
       571,000   Marui Co Ltd                                                                                     10,028,284
       811,000   Matsushita Electric Industrial Co Ltd                                                            12,669,934
       606,000   Matsushita Electric Works Ltd (a)                                                                 6,249,655
       280,000   Mazda Motor Corp (a) *                                                                            1,160,770
        27,000   Meiji Milk Products                                                                                 168,173
        88,000   Meiji Seika Kaisha Ltd                                                                              522,959
        86,000   Mercian Corp                                                                                        597,131
       693,000   Minebea Co Ltd                                                                                    5,377,853
       914,000   Mitsubishi Electric Corp                                                                          6,840,884
       916,000   Mitsubishi Estate                                                                                10,756,114
       704,000   Mitsubishi Gas Chemical Co Inc                                                                    2,947,261
     2,743,000   Mitsubishi Materials Corp                                                                        13,612,069
       424,000   Mitsubishi Oil Co (a)                                                                             3,632,368
       157,000   Mitsubishi Rayon Co                                                                                 650,860
       489,000   Mitsubishi Trust & Banking Corp                                                                   8,138,766
        77,000   Mitsubishi Warehouse                                                                              1,155,767
       571,000   Mitsui Fudosan Co Ltd                                                                             7,346,301
       143,000   Mitsui Mining Ltd (a) *                                                                             633,706
       760,000   Mitsui Petrochemical Industries Ltd                                                               5,820,187
       432,000   Mitsui Trust & Banking Co Ltd                                                                     4,455,200
        61,000   Mitsui-Soko Co Ltd                                                                                  458,427
        42,000   Mochida Pharmaceutical                                                                              604,687
        27,000   Mori Seiki Co Ltd                                                                                   595,497
       537,000   Nagoya Railroad Co Ltd (a)                                                                        2,708,715
       313,000   Nakkai Electric Rail (a)                                                                          2,163,690
        22,900   Namco (a)                                                                                           591,586
       871,000   NEC Corp (a)                                                                                     11,383,877
       298,000   New Japan Securities Co Ltd *                                                                     1,567,060
       485,000   Nichiei Co Ltd                                                                                    2,020,524
        70,000   Nichii Co Ltd                                                                                       800,531
        29,000   Nichirei                                                                                            174,115
        61,000   Nihon Cement Co Ltd                                                                                 389,289
        16,000   Nippon Beet Sugar Manufacturing Co Ltd                                                               70,251
        41,000   Nippon Chemi-Con Corp *                                                                             259,979
        18,000   Nippon Credit Bank                                                                                   76,091
        44,000   Nippon Denko Co Ltd                                                                                 175,218
       714,000   Nippon Express Co                                                                                 6,153,224
        19,000   Nippon Flour Mills Co Ltd                                                                            91,377
        58,000   Nippon Kayaku Co Ltd                                                                                358,891
        22,000   Nippon Meat Packers                                                                                 303,262
     4,407,000   Nippon Oil Co Ltd (a)                                                                            24,884,577
     1,152,000   Nippon Sheet Glass Co Ltd                                                                         5,222,729
       245,000   Nippon Suisan Kaisha Ltd *                                                                        1,143,258
        38,000   Nippon Yakin Kogyo Co Ltd *                                                                         190,126
     1,485,000   Nissan Motor Co Ltd                                                                              11,372,339
        23,000   Nisshin Flour Mill                                                                                  251,289
       484,000   Nisshinbo Industries Inc                                                                          4,344,065
       206,000   Nissho Iwai Corp                                                                                    830,857
        12,000   Nissin Food Products                                                                                274,468
        58,000   Nitto Boseki Co Ltd *                                                                               152,795
       416,000   Nitto Denko Corp (a)                                                                              6,583,959
       661,000   NSK Ltd                                                                                           4,447,838
       481,000   Odakyu Electric Railway (a)                                                                       3,349,589
       160,000   Okamoto Industries                                                                                1,055,394
        66,000   Olympus Optical Co Ltd                                                                              598,438
        39,000   Ono Pharmaceutical Co Ltd                                                                         1,557,053
       109,000   Onoda Cement Co Ltd                                                                                 553,153
        35,000   Onward Kashiyama Co Ltd                                                                             464,594
       947,000   Renown Inc *                                                                                      3,045,949
       167,000   Ricoh Co Ltd                                                                                      1,662,582
       166,000   Royal Co Ltd                                                                                      2,203,502
        42,000   Ryobi Ltd (a)                                                                                       229,009
       280,000   Sagami Railway (a)                                                                                1,255,118
        61,000   Sanden Corp                                                                                         327,003
        47,000   Sankyo Aluminum Industry                                                                            230,357
       137,000   Sankyo Co Ltd                                                                                     3,049,574
        21,000   Sanrio Co Ltd                                                                                       250,881
        44,000   Sanwa Shutter Corp                                                                                  332,016
       513,000   Sanyo Electric Co Ltd                                                                             2,828,611
       120,000   Sapporo Breweries Ltd (a)                                                                         1,090,519
        54,500   Secom Co                                                                                          3,578,241
        79,000   Seibu Railway Co Ltd (a)                                                                          3,452,494
       334,000   Seino Transportation Co Ltd (a)                                                                   5,558,993
       333,000   Sekisui Chemical Co Ltd                                                                           4,182,264
       597,000   Sekisui House Ltd (a)                                                                             7,497,932
       812,000   Settsu Corp *                                                                                     2,512,238
        56,000   Shimadzu Corp                                                                                       348,803
       227,000   Shionogi and Co Ltd                                                                               2,051,310
       232,000   Shiseido Co Ltd                                                                                   2,416,297
        41,000   Shochiku Co (a)                                                                                     460,510
        34,000   Shokusan Jutaku Sogo Co Ltd *                                                                       133,660
       357,450   Showa Shell Sekiyu (a)                                                                            3,142,538
       157,000   Skylark Co Ltd                                                                                    2,500,842
        31,000   Snow Brand Milk                                                                                     214,928
       116,000   Sony Corp                                                                                         6,325,011
        46,000   Stanley Electric Ltd                                                                                306,714
        77,000   Sumitomo Coal Mining Ltd                                                                            400,194
     1,158,000   Sumitomo Corp                                                                                    10,807,291
        33,000   Sumitomo Forestry                                                                                   522,285
       808,000   Sumitomo Metal Industries Ltd *                                                                   2,252,351
       206,000   Sumitomo Osaka Cement Co                                                                            826,650
       292,000   Sumitomo Realty and Development                                                                   2,140,767
        23,000   Sumitomo Sitix Corp                                                                                 347,577
       408,000   Sumitomo Trust & Banking Co Ltd                                                                   5,540,818
        62,000   Sumitomo Warehouse                                                                                  372,247
       267,000   Taisei Corp                                                                                       1,799,357
       105,000   Taisho Pharmaceutical Co Ltd                                                                      1,865,523
        26,000   Taiyo Yuden Co Ltd                                                                                  273,447
        73,000   Takara Shuzo Co                                                                                     587,369
       270,000   Takeda Chemical Industries Ltd                                                                    3,639,148
       489,000   Tanabe Seiyaku Co Ltd                                                                             3,470,210
     2,361,000   Teijin Ltd                                                                                       11,451,218
       254,000   Teikoku Oil Co                                                                                    1,574,289
       106,000   Terumo Corp                                                                                         830,163
        33,000   The Japan Steel Works Ltd *                                                                         100,751
       610,000   Toa Nenryo Kogyo (KK)                                                                             9,156,073
       574,000   Tobu Railway Co                                                                                   3,469,730
        75,000   Toei Company (a)                                                                                    497,779
         9,080   Toho Co                                                                                           1,418,533
        96,000   Tokyo Broadcasting System Inc                                                                     1,538,980
        85,000   Tokyo Dome Corp                                                                                   1,414,714
       305,000   Tokyo Electric Co Ltd *                                                                           1,417,011
       162,000   Tokyo Tatemono Ltd                                                                                  760,913
       153,000   Tokyotokeiba Co                                                                                     607,719
       605,000   Tokyu Construction Co Ltd (a)                                                                     3,181,447
       734,000   Tokyu Corp                                                                                        5,171,389
       177,000   Tokyu Department Store Co Ltd                                                                     1,140,420
       326,000   Tokyu Land Corp                                                                                   1,697,657
       425,000   Toppan Printing Co Ltd                                                                            5,815,081
       123,000   Toshiba Tungaloy Co Ltd (a) *                                                                       778,680
        43,000   Tostem Corp                                                                                       1,343,544
        64,000   Toto (a)                                                                                            934,497
        43,000   Toyo Engineering Corp                                                                               267,831
         9,000   Toyo Exterior Co                                                                                    197,580
       251,000   Toyo Ink Manufacturing Co Ltd                                                                     1,419,860
       116,000   Toyo Trust & Banking Co Ltd (a)                                                                     971,256
       165,000   Toyota Motor Corp                                                                                 3,268,494
        38,000   Tsumura and Co (a)                                                                                  667,381
        18,000   Unicharm                                                                                            369,429
       166,000   Victor Co of Japan Ltd *                                                                          2,050,952
       243,000   Wacoal Corp                                                                                       2,878,236
       138,000   Yakult Honsha Co Ltd                                                                              1,902,282
       110,000   Yamaguchi Bank Ltd                                                                                1,909,430
        47,000   Yamaha Corp                                                                                         623,883
     1,245,000   Yamaichi Securities Co Ltd                                                                        7,996,171
       100,000   Yamanouchi Pharmaceutical Co Ltd                                                                  2,113,647
       247,200   Yamato Transport Co  (a)                                                                          2,574,606
        21,000   Yamazaki Baking Co Ltd                                                                              373,105
       265,000   Yasuda Trust and Banking Co Ltd (a)                                                               1,720,937
        76,000   Yokogawa Bridge Corp                                                                              1,078,675
       117,000   Yokogawa Electric Corp                                                                            1,099,096
        43,000   Yoshitomi Pharmaceutical                                                                            373,207
                                                                                                                 626,528,967
                 MALAYSIA - 0.4%
     2,090,000   Amcol Holdings Ltd                                                                                5,679,268
        68,000   DMIB Berhad                                                                                          70,862
     4,489,000   Faber Group Berhad *                                                                              4,318,076
       194,000   Golden Hope Plantations Berhad                                                                      325,018
       238,000   Highlands and Lowlands Berhad                                                                       419,719
       326,000   Idris Hydraulic Berhad *                                                                            444,249
       824,000   Kuala Lumpur Kepong Berhad (a)                                                                    2,482,731
       164,000   Malaysia Mining Berhad                                                                              266,870
       124,000   Malaysian United Industries                                                                         225,635
        47,000   Perlis Plantations                                                                                  154,469
       117,000   Selangor Properties                                                                                 122,862
                                                                                                                  14,509,759
                 NETHERLANDS - 0.0%
        35,175   Stockland Trust Group                                                                                77,538

                 NEW ZEALAND - 0.7%
       814,641   Air New Zealand Ltd Class B                                                                       2,699,911
        84,517   Carter Holt Harvey Ltd                                                                              192,232
        27,250   Ceramco Corp Ltd                                                                                     38,250
       676,200   DB Group Ltd *                                                                                      377,908
       182,481   Fisher and Paykel Industries Ltd                                                                    557,351
     5,224,838   Fletcher Challenge Ltd                                                                           14,192,606
     2,132,561   Lion Nathan Ltd                                                                                   4,420,844
    34,331,360   Tasman Properties Ltd *                                                                             513,135
       153,850   Telecom Corp of New Zealand                                                                         609,874
        54,000   Wilson and Horton Ltd                                                                               314,072
                                                                                                                  23,916,183
                 NORWAY - 2.5%
        82,700   Aker AS Class A                                                                                   1,075,930
        62,000   Aker AS Class B (Non-Voting)                                                                        792,132
       274,490   Bergesen d y AS Class A                                                                           6,586,267
       118,570   Bergesen d y AS Class B                                                                           2,881,984
        78,250   Det Norske Luftfartsselskab AS Class B                                                            3,901,453
       115,900   Dyno Industrier AS                                                                                2,419,805
       178,550   Elkem AS Class A                                                                                  2,169,934
       195,199   Hafslund Nycomed AS Class A                                                                       4,714,128
       263,694   Hafslund Nycomed AS Class B                                                                       6,245,050
        91,040   Kvaerner Industrier                                                                               3,546,209
       198,820   Leif Hoegh and Co AS                                                                              3,066,813
       792,440   Norsk Hydro AS                                                                                   33,460,142
        54,300   Norske Skogindustrier AS Series A                                                                 1,704,775
         3,800   Norske Skogindustrier AS Series B                                                                   113,678
       117,340   Orkla AS Class A                                                                                  5,484,783
        42,450   Orkla-Borregaard AS Series B (Non Voting)                                                         1,878,400
       193,110   Unitor AS                                                                                         2,722,986
       272,571   Vard AS Class A *                                                                                   307,900
        63,100   Vital Forsikring AS Series A                                                                      1,042,143
                                                                                                                  84,114,512
                 SINGAPORE - 3.5%
     2,594,000   Chuan Hup Holdings Ltd                                                                            2,538,303
     3,717,000   DBS Land Ltd                                                                                     10,676,072
     3,941,000   Faber Group Berhad (a) *                                                                          3,828,638
        54,000   Far East Levingston Shipbuilding Ltd                                                                237,592
     1,044,500   First Capital Corp Ltd                                                                            3,000,042
     1,224,400   Fraser and Neave Ltd                                                                             13,877,395
        38,000   Golden Hope Plantations Berhad (a)                                                                   63,935
        67,000   Goodman Fielder Asia Holdings Ltd                                                                   114,615
     3,316,000   Hai Sun Hup Group Ltd                                                                             2,357,733
     1,417,200   Haw Par Brothers International Ltd                                                                2,893,263
       848,000   Highlands and Lowlands Berhad (a)                                                                 1,474,523
     2,421,000   Hotel Properties Ltd                                                                              3,902,914
       554,000   Inchcape Berhad                                                                                   1,817,416
     1,854,273   Jardine Matheson                                                                                 13,350,766
     5,720,168   Jardine Strategic                                                                                17,961,328
       625,000   Jurong Shipyard Ltd                                                                               4,355,861
     1,426,000   Lum Chang Holdings Ltd                                                                            1,294,995
       524,000   Malaysia Mining Berhad (a)                                                                          848,434
       360,000   Marco Polo Developments Ltd                                                                         443,506
       444,000   Metro Holdings                                                                                    1,984,794
     4,426,000   Neptune Orient Lines Ltd                                                                          5,390,341
       267,000   Prima Ltd                                                                                         1,024,393
       439,000   Robinson and Co Ltd                                                                               1,730,658
       283,000   Shangri-La Hotel Ltd                                                                              1,006,089
       336,000   Singapore Land Ltd                                                                                1,892,291
     2,388,000   Straits Trading Co Ltd                                                                            5,480,380
       425,000   Times Publishing Ltd                                                                                987,328
     9,366,000   United Industrial Corp Ltd                                                                        8,571,489
     1,456,000   United Overseas Land Ltd                                                                          2,552,228
       597,000   Wearne Brothers Ltd                                                                               1,395,312
                                                                                                                 117,052,634
                 SPAIN - 4.5%
       377,928   Argentaria Corporacion Bancaria de Espana SA                                                     14,427,360
        87,124   Asland SA                                                                                         1,506,745
        49,743   Asturiana del Zinc SA *                                                                             527,261
       146,568   Autopistas Cesa (Registered)                                                                      1,413,406
         9,936   Autopistas Conces  *                                                                                 93,756
       253,096   Autopistas del Mare Nostrum SA                                                                    2,944,967
        21,370   Azucarera de Espana SA                                                                              608,016
       693,149   Banco Bilbao Vizcaya SA                                                                          20,964,315
       321,204   Banco Central Hispanoamericano SA                                                                 6,694,142
        37,199   Banco Exterior de Espana Namen                                                                      901,254
        33,600   Banco Zaragozano SA *                                                                               527,531
        38,027   Bankinter SA                                                                                      3,303,398
         2,000   Bodegas Y Bebidas SA                                                                                 55,788
        21,186   Cristaleria Espanola SA *                                                                         1,401,423
         5,290   Cubiertas y MZOV SA                                                                                 328,003
       456,305   Dragados y Construcciones SA                                                                      7,291,416
       123,073   Ebro Agricolas Compania de Alimentacion SA                                                        1,255,495
        81,628   Empresa Nacional de Celulosa SA *                                                                 2,085,016
        92,815   Empresa Nacional de Electricidad SA                                                               4,815,501
       497,525   Ercros SA *                                                                                         535,292
        19,835   Fabricacion de Automoviles Renault de Espana SA                                                     616,509
     2,463,426   FENOSA SA                                                                                        11,426,279
         1,050   Fomento Construcciones y Contratas SA                                                                86,862
     1,840,907   Fuerzas Electricas de Cataluna SA                                                                11,693,176
        61,186   Grupo Duro Felguera SA *                                                                            266,736
        28,400   Hornos Ibericos Alba SA                                                                             339,509
       172,983   Huarte SA                                                                                         1,516,486
     1,537,580   Iberdrola SA                                                                                     11,800,660
         1,550   Koipe SA                                                                                             91,413
        24,248   Prosegur Cia SA                                                                                     597,141
       296,257   Repsol SA                                                                                         9,290,854
       257,110   Sarrio SA *                                                                                       1,292,976
     1,998,064   Sevillana de Electricidad                                                                        12,659,566
       178,126   Tabacalera S Namen-Akt.                                                                           6,572,803
       114,301   Tableros Defibras Series B                                                                        1,389,192
         8,400   Telefonica de Espana  ADR                                                                           341,250
        43,312   Telefonica de Espana SA                                                                             586,813
       397,275   Uralita SA                                                                                        4,400,969
       115,306   Vallehermoso SA                                                                                   2,035,485
                                                                                                                 148,684,764
                 SWEDEN - 0.7%
        80,040   AGA AB Series A                                                                                     963,834
        15,000   AGA AB Series B                                                                                     179,602
        90,100   Bilspedition AB Series B *                                                                          320,561
         7,000   Celsius Industrier AB Class B                                                                       100,098
        67,920   Electrolux AB Series B                                                                            2,960,191
        11,900   Esselte AB Series A                                                                                 153,069
        23,000   Esselte AB Series B                                                                                 292,700
       119,191   Fastighets AB (Hufvudstaden) Series A                                                               650,772
        35,900   Hennes and Mauritz AB Series B                                                                    2,127,135
        97,720   Marieberg Tidnings AB Series A                                                                    2,005,799
        12,300   Mo Och Domsjoe AB Series B                                                                          706,915
        21,300   Pharmacia AB Class A                                                                                581,480
         8,000   Pharmacia AB Class B                                                                                216,754
        27,875   Sandvik AB Class B                                                                                  532,110
        22,000   Skandia Group Foersaekrings AB                                                                      451,572
       562,660   Skandinaviska Enskilda Banken Series A                                                            2,910,385
        24,200   Skandinaviska Enskilda Banken Series C *                                                            114,248
       139,940   Skanska AB Series B                                                                               3,513,910
        47,720   SKF AB Class B                                                                                      966,440
        16,000   Stora Kopparberg Bergslags Series B                                                                 199,239
       168,600   Svenska Handelsbanken Series A                                                                    2,630,117
        19,800   Svenska Handelsbanken Series B                                                                      295,328
        28,800   Trelleborg AB                                                                                       313,309
                                                                                                                  23,185,568
                 SWITZERLAND - 4.6%
         2,875   Adia SA *                                                                                           509,524
           350   Baer Holdings AG                                                                                    365,217
         3,420   Baloise Holdings                                                                                  6,825,839
         1,288   Banque Cantonale Vaudoise                                                                           632,533
         1,345   Bobst SA (Bearer)                                                                                 2,088,509
         1,530   Bobst SA (Registered)                                                                             1,051,677
         2,775   CIBA-GEIGY AG (Bearer)                                                                            1,964,907
       210,286   CS Holdings (Registered)                                                                         17,197,302
           890   Danzas Holding AG                                                                                   707,578
         3,635   Elektrowatt AG                                                                                    1,059,644
           410   Fischer (George) AG (Bearer)                                                                        517,805
           350   Fischer (George) AG (Registered)                                                                     84,058
           850   Forbo Holdings AG (Registered)                                                                      366,749
           700   Helvetia Schweizerische Versicherungsgesellschaft                                                   339,130
           254   Hero AG (Bearer)                                                                                    117,797
         4,650   Hilti AG, Schaan (Participating Certificate)                                                      3,927,950
         3,650   Holderbank Financiere Glarus AG (Bearer)                                                          2,856,522
        16,370   Holderbank Financiere Glarus AG (Registered)                                                      2,548,704
        36,230   Holderbank Warrants 12/20/95 *                                                                       45,006
           595   Interdiscount Holding SA (Bearer)                                                                   633,188
           770   Interdiscount Holding SA (Participating Certificate)                                                 80,348
         1,675   Intershop Holding AG                                                                                810,104
           460   Kuoni Reisen Holdings AG (Registered)                                                               697,143
           770   Magazine zum Globus (Registered)                                                                    484,638
         6,490   Merkur Holding AG                                                                                 1,564,050
         2,340   Pargesa Holding SA                                                                                2,839,006
         1,100   Sandoz AG Basel (Bearer)                                                                            803,478
           650   Saurer Group Holdings                                                                               209,938
           110   Schindler Holding AG (Bearer) (a)                                                                   601,242
         1,540   Schindler Holding AG (Participating Certificate)                                                  1,249,855
         1,485   Schindler Holding AG (Registered)                                                                 1,254,410
         4,450   Schweizerische Rueckversicherungsgesellschaft (Bearer)                                            3,596,853
           235   Schweizerische Rueckversicherungsgesellschaft (Registered)                                          189,946
           700   SGS Holdings (Registered)                                                                           227,246
         1,843   Sika Finanz AG                                                                                      506,730
         3,200   Sika Finanz AG (Registered)                                                                         151,056
         4,034   SMH AG (Bearer)                                                                                   2,722,741
        17,050   SMH AG (Registered)                                                                               2,442,774
         2,142   Sulzer Gebrueder AG                                                                               1,192,070
        32,664   Swiss Bank Corp (Bearer)                                                                         11,090,882
        37,768   Swiss Bank Corp (Registered)                                                                      6,435,417
        22,863   Union Bank of Switzerland (Bearer)                                                               20,354,224
         2,768   Union Bank of Switzerland (Registered)                                                              538,700
        19,735   Winterthur Insurance (Registered)                                                                11,702,079
         6,540   Winterthur Schweizerische Versicherungs-Gesellschaft                                              3,980,870
       129,625   Zurich Vericher Namen (Registered)                                                               33,063,768
                                                                                                                 152,629,207
                 UNITED KINGDOM - 19.7%
         4,650   Allied Domecq Plc                                                                                    36,248
       374,401   AMEC Plc                                                                                            359,742
        68,764   Amersham International                                                                            1,136,804
       729,579   Amstrad Plc                                                                                       2,951,037
        33,785   Anglian Water Plc                                                                                   282,735
     4,580,591   Argyll Group                                                                                     24,987,688
    20,674,166   ASDA Group Plc                                                                                   34,763,190
        75,400   Associated British Foods                                                                            838,992
     1,830,640   Bass Plc                                                                                         18,355,623
     2,177,993   BAT Industries Plc                                                                               16,977,993
       363,381   Berisford International Plc                                                                       1,027,749
       567,754   Boots Co Plc                                                                                      4,953,709
     2,567,836   British Aerospace Plc                                                                            26,224,945
       266,823   British Land Co Plc                                                                               1,649,902
     9,210,408   British Petroleum Co Plc                                                                         68,942,637
         1,500   British Petroleum Co Plc ADR                                                                        135,188
     1,112,696   British Steel Plc                                                                                 3,103,923
     2,367,697   BTR                                                                                              12,512,451
       440,892   Bunzl Plc                                                                                         1,397,293
     6,987,754   Burton Group Plc                                                                                 11,045,863
        55,007   Carlton Communications                                                                              886,570
       117,848   Charter Plc (Registered)                                                                          1,714,943
       297,507   Cobham Group Plc                                                                                  1,936,459
       488,231   Costain Group  *                                                                                    786,902
       566,443   Dixons Group Plc                                                                                  2,962,729
        11,828   East Midland Electric Plc                                                                           145,361
       638,148   English China Clays Plc                                                                           3,748,198
        27,925   First Leisure Plc                                                                                   143,246
     1,371,958   Fisons                                                                                            5,443,054
     2,646,690   Forte Plc                                                                                        10,541,395
     2,563,988   General Electric Co Plc                                                                          12,357,718
     7,802,945   Glaxo Wellcome Plc                                                                               92,478,318
     1,344,972   Grand Metropolitan Plc                                                                            8,504,236
     1,146,370   Great Portland Estates Plc                                                                        3,073,497
       874,339   Great Universal Stores Plc                                                                        8,279,097
       231,335   Greenalls Group Plc                                                                               1,794,351
       384,098   Greycoat Plc                                                                                        845,264
     1,833,766   Hammerson Property Investment and Development Corp Plc                                           10,117,094
       425,277   Hillsdown Holdings Plc                                                                            1,258,830
       480,436   Imperial Chemical Industries Plc                                                                  5,710,745
     2,151,478   Ladbroke Group Plc                                                                                5,568,206
       288,905   Laing (John) Plc Class A                                                                          1,002,917
     4,676,108   Lasmo Plc                                                                                        12,826,840
         7,555   Lex Service Plc                                                                                      36,998
        48,136   Lex Service Plc (Ordinary)                                                                          240,208
       223,540   London Electricity Plc                                                                            2,916,952
     1,134,215   London International Group Plc                                                                    2,249,921
     4,500,297   Lonrho Plc                                                                                       11,298,430
     1,623,499   Marks & Spencer Plc                                                                              10,944,683
       185,141   Meyer International Plc                                                                           1,004,229
       141,052   Midland Electricity                                                                               1,868,991
     1,101,499   National Power Plc                                                                                8,962,007
       442,952   Norcros Plc                                                                                         597,225
        20,959   Northern Electric Plc                                                                               300,451
       565,230   Northern Foods Plc                                                                                1,699,373
        20,534   Northumbrian Water Group Plc                                                                        289,586
       187,003   NORWEB Plc                                                                                        2,512,636
       219,164   Ocean Group Plc                                                                                   1,127,637
     1,433,394   Peninsular and Oriental Steam Navigation Co                                                      12,339,897
     1,789,865   Pilkington Plc                                                                                    5,852,813
       991,053   Powergen Plc                                                                                      8,981,089
       464,432   Reckitt & Colman Plc                                                                              4,786,363
       554,266   Redland Plc                                                                                       3,341,410
     1,155,868   Sainsbury Plc                                                                                     8,304,949
       126,439   Scottish & Newcastle Plc                                                                          1,163,937
        17,005   Scottish & Newcastle (Participating Certificte)                                                      81,696
       110,686   Securicor Group Plc                                                                               1,878,316
     2,078,057   Signet Group Plc *                                                                                  466,968
       775,765   Simon Engineering Plc *                                                                           1,142,130
       413,091   Slough Estates Plc                                                                                1,414,816
     3,212,212   Smith & Nephew Plc                                                                                9,533,116
     3,225,076   Smithkline Beecham Plc Class A                                                                   29,938,406
     3,916,066   Smithkline Beecham Plc Equity Units                                                              34,243,919
         6,986   South West Water Plc                                                                                 54,349
        34,092   Southern Water Plc                                                                                  368,782
        76,621   Suter Plc                                                                                           229,175
     7,330,168   Tarmac Plc                                                                                       11,587,133
     3,212,421   Taylor Woodrow Plc                                                                                5,725,220
     2,307,866   Tesco                                                                                            11,695,539
       135,767   Thorn Emi                                                                                         3,109,786
     3,436,987   Trafalgar House Plc                                                                               2,024,060
       318,252   Unigate Plc                                                                                       2,046,827
       733,718   Unilever Plc                                                                                     13,815,523
       723,433   United Biscuits Holdings Plc                                                                      3,060,715
       735,273   Whitbread Plc Class A (Limited Voting)                                                            7,007,863
       266,675   Wilson (Connolly) Holdings Plc                                                                      661,248
       988,519   Wimpey (George) Plc                                                                               1,623,876
        28,111   Wolseley                                                                                            164,240
                                                                                                                 656,503,170

                 TOTAL STOCK AND EQUIVALENTS (Cost $2,669,278,662)                                             2,878,570,879

Par Value        SHORT-TERM INVESTMENTS - 9.0%
                 UNITED STATES - 9.0%
 $ 124,900,000   First National Bank of Chicago Time Deposit, 5.81% due 9/1/95                                   124,900,000
   128,382,434   The Prime Portfolio of Short-Term Investments Co                                                128,382,434
    47,300,000   U.S. Treasury Bill, 5.26% due 02/08/96 (b)                                                       46,175,311
                                                                                                                 299,457,745

                 TOTAL SHORT-TERM INVESTMENTS (Cost $298,443,727)                                                299,457,745

                 TOTAL INVESTMENTS - 95.6%
                 (Cost $2,967,722,389) * *                                                                     3,178,028,624

                 Other Assets and Liabilities (net) -  4.4%                                                      147,996,489

                 TOTAL NET ASSETS - 100.0%                                                   $                 3,326,025,113


                 Notes to the Schedule of Investments:

                 ADR American Depositary Receipt

                (a)     All or a portion of this security is on loan.

                (b)     This security is held as collateral for open futures contracts.

                (c)     Restricted security - This security is restricted as to resale. At
                        August 31, 1995, restricted securities amounted to 102,294.

                (d)     Security valued by management (Note 1).

                 *      Non-income producing security.

                **      The  aggregate   identified   cost  for  federal  income  tax  purposes  is
                        $2,967,722,389, resulting in gross unrealized appreciation and depreciation
                        of  $356,820,684  and  $146,514,449,   respectively,   and  net  unrealized
                        appreciation of $210,306,235.


               See accompanying notes to the financial statements.

At August 31, 1995, industry sector diversification of the Fund's equity investments was as follows:

                                                                            PERCENTAGE OF
INDUSTRY SECTOR                                                               NET ASSETS
Banking                                                                          12.4 %
Services                                                                          9.8
Health Care                                                                       6.4
Oil and Gas                                                                       6.2
Retail Trade                                                                      5.3
Construction                                                                      5.3
Transportation                                                                    5.0
Chemicals                                                                         3.5
Real Estate                                                                       3.4
Utilities                                                                         3.4
Food and Beverage                                                                 3.1
Technology                                                                        2.9
Metals and Mining                                                                 2.6
Consumer Goods                                                                    2.5
Machinery                                                                         2.3
Insurance                                                                         2.3
Automotive                                                                        2.2
Telecommunications                                                                1.7
Paper and Allied Products                                                         1.2
Aerospace                                                                         1.1
Electric                                                                          0.9
Financial Services                                                                0.9
Pharmaceuticals                                                                   0.9
Textiles                                                                          0.8
Miscellaneous                                                                     0.3
Primary Processing                                                                0.2
                                                                                 86.6 %


              See accompanying notes to the financial statements.



GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995

ASSETS:
                 Investments, at value (cost $2,669,278,662) (Note 1)                                     $           2,878,570,879
                 Short-term investments, at value (cost $298,443,727)  (Note 1)                                         299,457,745
                 Foreign currency, at value (cost $295,007,738) (Note 1)                                                274,997,527
                 Cash                                                                                                        58,964
                 Receivable for Fund shares sold                                                                         89,007,654
                 Receivable for investments sold                                                                         20,488,644
                 Dividends and interest receivable                                                                        3,797,455
                 Foreign withholding taxes receivable                                                                     4,934,455
                 Receivable for open forward foreign currency contracts (Note 5)                                         13,869,351
                 Receivable for variation margin on open futures contracts                                                  772,080
                 Receivable for expenses waived or borne by Manager (Note 2)                                                397,250

                                   Total assets                                                                       3,586,352,004


LIABILITIES:
                 Payable upon return of securities loaned (Note 1)                                                      128,382,434
                 Payable for investments purchased                                                                      106,205,654
                 Payable for open forward foreign currency contracts (Note 5)                                            19,371,359
                 Payable for Fund shares repurchased                                                                      3,808,273
                 Payable to affiliate for management fee                                                                  2,051,986
                 Accrued expenses                                                                                           507,185

                                   Total liabilities                                                                    260,326,891

NET ASSETS (equivalent to $23.65 per share based
      on 140,653,201 shares outstanding, unlimited shares authorized)                                     $           3,326,025,113


NET ASSETS CONSIST OF:
                 Paid-in capital                                                                          $           3,040,520,339
                 Accumulated undistributed net investment income                                                         38,912,911
                 Accumulated undistributed net realized gain                                                             43,084,700
                 Net unrealized appreciation                                                                            203,507,163

                                   NET ASSETS                                                             $           3,326,025,113

               See accompanying notes to the financial statements.


GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995

INVESTMENT INCOME:
                Dividends (net of foreign tax expense of $5,809,542)                           $             48,619,227
                Interest (including securities lending income of $371,027)                                    4,003,560
                            Total income                                                                     52,622,787
EXPENSES:
                Management fee (Note 2)                                                                      11,237,128
                Custodian fees                                                                                1,181,496
                Legal fees                                                                                       50,550
                Stamp duties and transfer taxes                                                                  37,000
                Audit fees                                                                                       36,196
                Insurance                                                                                        15,108
                Transfer agent fees                                                                              13,800
                Registration fees                                                                                 7,480
                Trustee fee (Note 2)                                                                              6,354
                Miscellaneous                                                                                     1,010

                            Total expenses                                                                   12,586,122

                            Less:  expenses waived or borne by Manager (Note 2)                              (2,119,656)

                            Net expenses                                                                     10,466,466

                                       Net investment income                                                 42,156,321

REALIZED AND UNREALIZED GAIN (LOSS):
                            Net realized gain (loss)on:
                                       Investments                                                           30,000,234
                                       Closed futures contracts                                              15,208,471
                                       Foreign currency, forward contracts and foreign
                                          currency related transactions                                     (17,349,672)
                                          Net realized gain                                                  27,859,033

                            Change in net unrealized appreciation (depreciation)on:
                                       Investments                                                          160,922,429
                                       Open futures contracts                                                17,749,841
                                       Foreign currency, forward contracts and foreign
                                          currency related transactions                                     (12,875,967)
                                          Net unrealized gain                                               165,796,303
                            Net realized and unrealized gain                                                193,655,336
Net increase in net assets resulting from  operations                                           $           235,811,657

               See accompanying notes to the financial statements.

GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS ENDED
                                                                                       AUGUST 31, 1995           YEAR ENDED
                                                                                         (UNAUDITED)         FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
                Net investment income                                         $             42,156,321      $       39,517,111
                Net realized gain                                                           27,859,033             238,738,544
                Change in net unrealized appreciation (depreciation)                       165,796,303            (424,074,855)

                Net increase (decrease) in net assets resulting from
                   operations                                                              235,811,657            (145,819,200)

Distributions to shareholders from:
                Net investment income                                                       (3,243,410)            (38,432,195)
                Net realized gains                                                         (85,496,279)           (172,566,881)
                                                                                           (88,739,689)           (210,999,076)

Fund share transactions:  (Note 4)
                Proceeds from sale of shares                                               719,584,951           1,196,755,657
                Net asset value of shares issued to shareholders
                  in payment of distributions declared                                      84,353,988             191,594,151
                Cost of shares repurchased                                                (216,631,646)           (726,316,370)

                Net increase in net assets resulting
                  from Fund share transactions                                             587,307,293             662,033,438

                Total increase in net assets                                               734,379,261             305,215,162

NET ASSETS:
                Beginning of period                                                      2,591,645,852           2,286,430,690

                End of period (including accumulated undistributed
                  net investment income of $38,912,911 and
                  $0, respectively)                                           $          3,326,025,113  $        2,591,645,852

               See accompanying notes to the financial statements.



GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           SIX MONTH ENDED
                                            AUGUST 31,1995               YEAR ENDED FEBRUARY 28/29,
                                             (UNAUDITED)     1995       1994       1993        1992        1991

Net asset value, beginning of period         $    22.32 $     25.56 $    18.51 $     18.80 $    18.73 $       18.79

Income (loss) from investment operations:
  Net investment income (a)                        0.30        0.27       0.29        0.29       0.29          0.55
  Net realized and unrealized gain (loss)
   on investments                                  1.72       (1.57)      7.44       (0.04)      0.22          0.69

    Total from investment operations               2.02       (1.30)      7.73        0.25       0.51          1.24

Less distributions to shareholders:
  From net investment income                      (0.03)      (0.35)     (0.27)      (0.20)     (0.28)        (0.54)
  From net realized gains                         (0.66)      (1.59)     (0.41)      (0.34)     (0.16)        (0.76)

    Total distributions                           (0.69)      (1.94)     (0.68)      (0.54)     (0.44)        (1.30)

Net asset value, end of period               $    23.65 $     22.32 $    25.56 $     18.51 $    18.80 $       18.73

Total Return (b)                                   9.05%    (5.31%)      42.10%       1.43%      2.84%         7.44%


Ratios/Supplemental Data:

  Net assets, end of period (000's)       $   3,326,025  $2,591,646 $    2,286,431 $ 918,332  $ 414,341 $    173,792
  Net expenses to average
        daily net assets (a)                       0.70%*      0.70%          0.71%(c)  0.70%      0.70%        0.78%
  Net investment income to average
        daily net assets (a)                       2.81%*      1.48%          1.48%     2.36%      2.36%        3.32%
  Portfolio turnover rate                             6%         53%            23%       23%        35%        0.81%

*        Annualized
(a)      Net of fees and expenses voluntarily waived or borne by the Manager of the following
         per share amounts:                   $    0.02    $   0.03      $    0.03    $ 0.03    $  0.02    $    0.01
(b)      Calculation  excludes  subscription  fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c)      Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .01% of average daily net assets.

               See accompanying notes to the financial statements.


GMO INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

    The GMO International Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    PORTFOLIO VALUATION
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

    FOREIGN CURRENCY TRANSLATION
    The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    FUTURES CONTRACTS
    The Fund may purchase stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts held as of August 31, 1995.


    FORWARD  CURRENCY  CONTRACTS
    The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under
    Note 5 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $114,152,121, collateralized by cash in the amount of $128,382,434, which was invested in short-term instruments.

    TAXES
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if paid and received by the shareholders of the Fund.

    DISTRIBUTIONS TO SHAREHOLDERS
    The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and redemptions in-kind.

    Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
    Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    EXPENSES
    The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

    PURCHASES AND REDEMPTIONS OF FUND SHARES
    The premium on cash purchases of Fund shares is .75% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid in capital by the Fund. For the six months ended August 31, 1995, the Fund received $4,786,743 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

    INVESTMENT RISK
    There  are  certain  additional  risks  involved  in  investing  in  foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .75% of average daily net assets. The Manager has agreed to waive a portion of its fee until further notice to the extent that the Fund's annual expenses (including management and custody fees but excluding brokerage commissions and transfer taxes) exceed .69% of average daily net assets. Prior to June 27, 1995, this voluntary expense limitation was .70% of average daily net assets.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $6,354. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

    Cost  of  purchases  and  proceeds  from  sales  of  securities,   excluding
    short-term investments, for the six months ended August 31, 1995 aggregated $299,182,410 and $171,592,966, respectively.

4.   SHARE TRANSACTIONS

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                    Six Months Ended
                                                                     August 31, 1995              Year Ended
                                                                       (Unaudited)             February 28, 1995

       Shares sold                                                     30,026,350                   47,709,816
       Shares issued to shareholders in reinvestment of
         distributions                                                  3,603,331                    8,245,854
       Shares repurchased                                              (9,080,579)                 (29,287,818)

       Net increase                                                    24,549,102                   26,667,852
       Fund shares:
         Beginning of period                                          116,104,099                   89,436,247
         End of period                                                140,653,201                  116,104,099

5.     FINANCIAL INSTRUMENTS

       A summary of outstanding financial instruments at August 31, 1995 is as follows:

       FUTURES CONTRACTS

                                                                                                Net Unrealized
     Number of                                                                                   Appreciation
     Contracts              Type             Expiration Date           Contract Value           (Depreciation)
     Buys
         399               All Ords           September 1995     $         16,191,943   $            170,741
          70               DAX                September 1995               10,672,678                  1,804
         613               FT-SE 100          September 1995               82,448,872              1,109,769
       5,492               IBEX               September 1995               15,081,102                215,741
         926               TOPIX              September 1995              135,189,382             15,820,955
         679               TOPIX              December 1995                99,406,432              1,340,073
                                                                                                  18,659,083
     Sales
         213               CAC                September 1995               15,954,424                440,787
         651               Hang Seng          September 1995               38,411,607               (379,273)
                                                                                         $            61,514

    At August 31, 1995 the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

     FORWARD CURRENCY CONTRACTS

                                                                                                 Net Unrealized
       SETTLEMENT                                     UNITS OF          IN EXCHANGE FOR           APPRECIATION
                               DELIVER                CURRENCY         (IN U.S. DOLLARS)         (DEPRECIATION)
          DATE
          BUYS
         9/6/95          Australian Dollars            770,454                 554,741       $       25,070
         9/6/95          British Pounds              1,666,933               2,622,758              (40,122)
         3/6/96          French Francs               3,200,835                 635,454               (1,726)
         3/6/96          German Deutsche Marks       1,015,489                 713,149              (16,662)
         9/6/95          Hong Kong Dollar            4,702,009                 592,915               14,455
         11/1/95         Japanese Yen            6,523,139,000             140,197,715          (17,351,045)
         11/6/95         Norwegian Krone           391,700,000              62,823,782           (1,745,677)
         10/5/95         Swedish Krona             318,400,000              43,648,128             (216,127)
                                                                                             $  (19,331,834)
          Sales
          2/1/96         British Pounds             90,300,000             143,200,665       $     1,671,128
         12/1/95         German Deutsche Marks     226,450,000             160,122,987             5,380,606
         10/2/95         Swiss Francs               23,600,000              21,255,517             1,659,070
                                                                                             $     8,710,804
         FORWARD CROSS CURRENCY CONTRACTS

      Settlement                                                                                    Net
         Date            Deliver/Receive              Units                       In             Unrealized
                                                       of                       Exchange         Appreciation
                                                     Currency                     for
        9/6/95      Australian Dollars/
                    Japanese Yen                  AUD   5,718,522          JPY    393,491,483      $ 554,743
        9/6/95      British Pounds/
                    Japanese Yen                  GBP  13,179,516          JPY  1,967,438,121      2,622,758
        3/6/96      German Deutsche Marks/
                    Japanese Yen                  DEM  13,028,511          JPY    830,697,864        713,151
        3/6/96      French Francs/
                    Japanese Yen                  FRF  43,867,178          JPY    786,977,178        635,455
        9/6/95      Hong Kong Dollars/
                    Japanese Yen                  HKD  32,349,920          JPY    393,491,483        592,915
                                                                                                $  5,119,022


GMO CURRENCY HEDGED  INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995


GMO CURRENCY HEDGED  INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

     SHARES             DESCRIPTION                                                                                     VALUE ($)

                        STOCK AND EQUIVALENTS - 50.2%
                        AUSTRALIA - 2.9%
           6,463        Ampolex Ltd                                                                                          15,327
         144,970        Australia and New Zealand Banking Group Ltd                                                         589,360
         102,862        Boral Ltd                                                                                           262,520
           4,509        Burns Philp & Co Ltd                                                                                  9,607
         101,092        Coles Myer Ltd                                                                                       28,022
           6,432        Commonwealth Bank of Australia                                                                       47,600
         110,262        CSR Ltd                                                                                             390,150
           2,342        Email Ltd                                                                                             6,259
         443,848        Fosters Brewing Group Ltd                                                                           414,347
          56,489        Goodman Fielder Ltd                                                                                  51,459
           4,137        Hardie (James) Industries Ltd                                                                         7,132
           9,527        Mim Holdings Ltd                                                                                     13,628
         179,973        News Corp Ltd                                                                                     1,035,164
          90,561        News Corp Ltd  Preferred 1.19%                                                                      467,707
          20,664        North Ltd                                                                                            58,338
           6,737        Pacific Dunlop Ltd                                                                                   15,926
          11,534        Pasminco Ltd *                                                                                       14,675
         204,352        Pioneer International Ltd                                                                           532,308
          51,979        QCT Resources Ltd                                                                                    63,394
           2,130        Renison Goldfields Consolidated                                                                       8,900
          65,535        Santos Ltd                                                                                          173,176
           4,031        Schroders Property  *                                                                                 6,246
          42,744        Schroders Property Fund                                                                              69,187
           1,381        Smith (Howard) Ltd                                                                                    6,612
           4,014        Southcorp Holdings Ltd                                                                                8,552
          24,960        Stockland Trust Group                                                                                57,313
           7,000        TNT Ltd *                                                                                             9,539
          97,479        Western Mining Corp Holdings Ltd                                                                    655,346
          26,026        Westfield Trust Units                                                                                45,849
          20,250        Westpac Banking Corp                                                                                 76,226
                                                                                                                          5,439,869
                        AUSTRIA - 0.9%
             187        Austrian Airlines *                                                                                  30,587
           1,082        Bank Austria AG (Participating Certificate)                                                          36,652
           1,099        Bau Holding AG (Non Voting)                                                                          56,480
           1,136        Brau Union AG                                                                                        63,439
           2,512        Creditanstalt-Bankverein                                                                            136,878
           1,925        Creditanstalt-Bankverein Preferred 1.65%                                                             99,117
             166        EA-Generali AG                                                                                       48,841
             877        EVN Energie-Versorgung Niederoesterreich AG                                                         114,503
             354        Lenzing AG                                                                                           31,863
             226        Leykam-Muerztaler Papier und Zellstoff AG *                                                           9,996
           2,242        OEMV AG                                                                                             213,519
             122        Oesterreichische Brau Beteiligungs AG                                                                 6,175
           3,759        Oesterreichische Elektrizitaetswirschafts AG                                                        255,032
           5,034        Oesterreichische Laenderbank AG                                                                     399,514
             998        Oesterreichische Laenderbank AG Preferred (Non Voting)                                               44,722
             934        Radex-Heraklith AG                                                                                   33,266
             262        RAS Versicherungs AG                                                                                 37,808
              51        Strabag Oesterreich AG                                                                                6,886
             338        Veitsch-Radex AG                                                                                      8,113
             393        Wienerberger Baustoffindustrie AG                                                                    92,238
                                                                                                                          1,725,629
                        BELGIUM - 0.2%
             762        Banque Bruxelles Lambert                                                                            120,938
              39        Banque Nationale de Belgique                                                                         50,280
             850        Groupe Bruxelles Lambert SA                                                                         108,599
             983        Powerfin SA                                                                                         105,094
                                                                                                                            384,911
                        CANADA - 1.0%
           1,998        Abitibi-Price Inc                                                                                    33,467
           4,995        Alberta Energy Ltd                                                                                   76,231
           2,997        Bank of Montreal                                                                                     65,819
           5,994        Bank of Nova Scotia                                                                                 130,523
           1,998        BCE Inc                                                                                              64,332
           5,994        Canadian Imperial Bank of Commerce                                                                  147,256
          10,989        Cominco Ltd                                                                                         217,817
          17,982        Domtar Inc                                                                                          169,010
           6,993        Fletcher Challenge Class A                                                                          113,882
           1,998        Gulf Canada Resources Ltd                                                                             9,111
           6,993        Imperial Oil Ltd                                                                                    250,540
          18,981        Macmillan Bloedel Ltd                                                                               250,819
           3,996        National Bank of Canada -  Montreal                                                                  33,095
             999        Noranda Forest Inc                                                                                    7,902
           1,998        Norcen Energy Resource                                                                               30,121
             999        Petro Canada                                                                                          9,854
           5,994        Royal Bank of Canada                                                                                133,312
           5,994        Teck Corp Class B                                                                                   117,136
           4,995        Toronto Dominion Bank                                                                                80,415
             999        United Dominion Inds Ltd                                                                             24,078
                                                                                                                          1,964,720
                        FINLAND - 0.3%
           3,000        Amer Group Class A                                                                                   51,103
           1,500        Cultor OY Series 1                                                                                   50,898
           3,996        Nokia Corp Class A                                                                                  273,004
           4,000        Partek AB                                                                                            55,566
             200        Stockmann AB Series B                                                                                 9,109
             200        Stockmann Series A                                                                                   10,612
           5,000        Valmet                                                                                              143,470
                                                                                                                            593,762
                        FRANCE - 3.7%
              45        Accor SA                                                                                              5,621
              92        Air Liquide                                                                                          14,661
             143        Air Liquide L Shares                                                                                 22,788
           6,183        Alcatel Alsthom Cie Generale d'Electricite SA                                                       619,340
           3,638        Axa SA                                                                                              201,291
          19,398        Banque Nationale de Paris                                                                           794,890
              76        BIS SA *                                                                                              7,056
             784        Carrefour Supermarche SA                                                                            437,202
          27,060        Compagnie de Suez SA                                                                              1,114,220
             276        Credit Foncier De France (Bearer)                                                                     7,376
           5,176        Credit Lyonnais *                                                                                   256,264
             878        Credit National                                                                                      61,181
              60        CSF Thompson Temp (Participating Certificates) *                                                      1,247
             134        Dollfus-Mieg and Cie                                                                                  6,473
             192        Elf Gabon                                                                                            29,647
           3,399        Elf Sanofi SA                                                                                       209,868
           1,388        Eridania Beghin-Say SA                                                                              204,978
           6,514        Financiere de Paribas SA                                                                            351,394
             741        FINEXTEL                                                                                             10,562
              42        Labinal SA                                                                                            6,485
           4,837        Lafarge Coppee SA                                                                                   360,992
           1,336        LVMH Moet Hennessy Louis Vuitton                                                                    240,144
           7,722        Michelin SA Class B                                                                                 334,775
             457        Parisienne de Reescompte (CPR-Cie)                                                                   32,116
           1,067        Pechiney International SA                                                                            25,579
           1,153        Pechiney International SA Preferred (without Warrants) 3.43%                                         74,637
           2,235        Pernod-Ricard                                                                                       140,210
           3,666        Peugeot SA                                                                                          484,059
              14        Salomon SA                                                                                            6,707
              70        SIMCO                                                                                                 5,640
           1,574        Societe Generale d 'Entreprise SA                                                                    42,065
           3,455        Societe Generale Paris                                                                              360,444
             664        SOVAC SA                                                                                             49,818
           4,203        SPIE Batignolles *                                                                                  173,062
          11,107        Thomson CSF                                                                                         235,267
             108        Total SA                                                                                              6,337
              90        Union Immobiliere de France                                                                           7,394
           1,443        Worms et Compagnie SA                                                                                63,416
                                                                                                                          7,052,348
                        GERMANY - 3.9%
           1,700        Bankgesellschaft Berlin AG                                                                          442,890
          10,750        Bayer AG                                                                                          2,778,220
          10,000        Bayer Vereinsbank                                                                                   271,889
           2,900        Bayerische Hypotheken-und Wechselbank AG                                                            711,110
             600        Bayerische Motorenwerke AG                                                                          333,617
           7,000        Berliner Handels- und Frankfurter Bank *                                                            180,318
             850        Berliner Kraft und Licht AG Class A                                                                 202,470
           4,450        Commerzbank AG                                                                                    1,004,873
              50        Daimler-Benz AG                                                                                      24,688
          29,600        Dresdner Bank                                                                                       782,632
             150        IKB Deutsche Industriebank AG                                                                        28,074
           1,500        Klockner-Humboldt Deutz *                                                                            10,678
              50        Kugelfischer George Schaefer AG *                                                                     7,554
             450        Porsche AG Preferred (Non Voting) *                                                                 210,705
             100        Puma AG Preferred *                                                                                  29,605
             500        Sap AG                                                                                               76,054
             500        Sap AG Preferred                                                                                     73,910
             500        Siemens AG                                                                                          254,466
              50        Volkswagen AG Preferred .79%                                                                         11,553
                                                                                                                          7,435,306
                        HONG KONG - 2.6%
          45,000        Cathay Pacific Airways Ltd                                                                           67,724
          40,000        Chinese Estates Holdings Ltd                                                                         27,128
           4,000        Cross Harbour Tunnel Co Ltd                                                                           7,854
          42,000        Dickson Concepts (International) Ltd                                                                 27,942
         228,000        Elec and Eltek International Holdings Ltd *                                                          33,283
          20,202        Goldlion Holdings Ltd                                                                                10,178
          71,000        Hang Lung Development Co Ltd                                                                        110,063
          33,000        Henderson Land Development Co Ltd                                                                   179,473
          27,000        Hong Kong and China Gas Co Ltd                                                                       42,553
          45,000        Hong Kong Ferry Co Ltd                                                                               48,250
           2,000        Hongkong Aircraft Engineering Co Ltd                                                                  4,702
           8,000        Hongkong and Shanghai Hotels Ltd Preferred 1.95%                                                      9,766
          51,000        Hongkong Electric Holdings Ltd                                                                      176,896
         324,700        Hopewell Holdings Ltd                                                                               234,895
         134,000        Hutchison Whampoa Ltd                                                                               645,679
           8,000        Jardine International Motor Holdings Ltd                                                              8,371
          18,800        Kowloon Motor Bus Co Ltd                                                                             33,272
          57,000        Kumagai Gumi Hong Kong Ltd                                                                           44,180
          40,000        Lai Sun Garment (International) Ltd                                                                  41,338
          56,000        National Mutual Asia Ltd                                                                             40,150
          61,000        New World Development Co Ltd                                                                        222,219
           5,000        Realty Development Corp Ltd Class A                                                                  14,339
         370,000        Regal International Ltd                                                                              66,916
          14,800        San Miguel Brewery Ltd                                                                                8,604
          12,000        Shun Tak Holdings Ltd                                                                                10,076
         136,000        Sino Land Co Ltd *                                                                                   94,871
          64,000        South China Morning Post Ltd                                                                         35,344
          84,000        Sun Hung Kai Properties Ltd                                                                         610,386
         185,000        Swire Pacific Ltd Class A                                                                         1,386,126
          47,000        Tai Cheung Holdings Ltd                                                                              40,680
          14,000        Television Broadcasts Ltd                                                                            51,725
         206,000        Wharf Holdings Ltd                                                                                  592,107
           4,000        Wing On International Holdings Ltd                                                                    7,131
          30,000        Winsor Industrial Corp Ltd                                                                           32,941
          32,000        World International Holdings Ltd                                                                     48,573
                                                                                                                          5,015,735
                        ITALY - 2.1%
         110,000        Alitalia Linee Aeree Italiane Class A *                                                              51,513
           2,500        Assicurazioni Generali SPA                                                                           60,155
         110,000        Autostrade Concessioni e Costruzioni SPA Class B Preferred 6.39%                                    128,782
          18,000        Banca Commerciale Italiana SPA                                                                       42,480
         472,500        Banca di Roma *                                                                                     448,074
           2,400        Banca Popolare di Bergamo Credit                                                                     31,647
           2,500        Banca Toscana *                                                                                       5,407
         271,224        Banco di Napoli (Non Convertible) *                                                                 124,006
           6,000        Bco Ambros Veneto Di Risp (Non Convertible)                                                           8,060
          21,500        Benetton Group SPA                                                                                  227,202
          21,000        Cartiere Burgo SPA                                                                                  142,662
           5,000        Comau Finanziaria SPA                                                                                 7,394
          47,000        Edison SPA                                                                                          198,959
             250        Ericsson SPA                                                                                          4,098
         108,000        Fiat SPA                                                                                            396,957
         101,000        Fiat SPA (Non Convertible)                                                                          216,576
          84,000        Fiat SPA (Private Placement) (a)                                                                    189,698
          21,000        FIDIS SPA                                                                                            46,066
          45,518        Finmeccanica SPA *                                                                                   32,843
          27,500        Gilardini SPA                                                                                        53,207
         195,000        Industriali Riunite SPA *                                                                           141,183
          22,500        Industriali Riunite (Cie) SPA (Non Convertible) *                                                    10,273
          31,500        Istituto Bancario San Paolo                                                                         169,738
          15,750        Italcementi Fabbriche Riunite Cemento SPA                                                           110,199
           9,250        Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                                          30,493
           1,000        Marzotto and Figli SPA                                                                                6,347
          55,000        Montedison SPA (Non Convertible) *                                                                   34,127
         335,000        Montedison SPA *                                                                                    249,150
          52,500        Olivetti and Co SPA *                                                                                44,416
         114,200        Parmalat Finanziaria SPA                                                                            101,260
          59,000        Pirelli and Co                                                                                       87,797
           3,900        Ratti SPA                                                                                             7,642
          11,000        Rinascente per l'Esercizio di Grandi Magazzini SPA                                                   64,865
          13,000        Rinascente per l'Esercizio di Grandi Magazzini SPA Preferred 5.59%                                   34,445
          10,000        Rinascente per l'Esercizio di Grandi Magazzini SPA (Non Convertible)                                 31,610
           8,000        SAFFA SPA *                                                                                          27,358
           5,000        Saipem SPA                                                                                           10,937
           8,000        Sasib SPA                                                                                            37,710
          21,500        Sirti SPA                                                                                           156,458
         135,000        Snia BPD SPA *                                                                                      165,537
           2,500        STET SPA                                                                                              7,671
           3,000        Unione Cementi Marchino Emiliane e di Augusta-Casale (Non Convertible) *                             10,333
           5,000        Unione Cementi Marchino Emiliane e di Augusta-Casale *                                               33,890
                                                                                                                          3,989,225
                        JAPAN - 11.2%
           2,000        Alps Electric Co Ltd                                                                                 24,710
          12,000        Amada Co Ltd                                                                                        124,981
          65,000        Aoki Corp *                                                                                         316,588
           1,400        Arabian Oil Co                                                                                       58,181
           9,000        Asahi Breweries Ltd                                                                                 103,844
           5,000        Bank of Yokohama Ltd                                                                                 39,261
           5,000        Banyu Pharmaceutical Co Ltd                                                                          55,139
          11,000        Canon Sales Co Inc                                                                                  293,154
           3,000        Chiba Bank Ltd                                                                                       28,182
             404        Chubu Electric Power Co Inc                                                                           9,405
          23,000        Cosmo Oil Co Ltd                                                                                    119,773
           9,900        CSK Corp                                                                                            295,175
           2,000        Dai Nippon Ink & Chemicals                                                                            8,863
          18,000        Dai Nippon Printing Co Ltd                                                                          284,883
          34,000        Daicel Chemical Industries Ltd                                                                      185,388
           2,000        Daiichi Seiyaku Co Ltd                                                                               27,569
           1,000        Daikin Industries Ltd                                                                                 8,710
           3,000        Daikyo Inc                                                                                           24,169
           6,000        Daiwa Bank Ltd                                                                                       49,073
           1,000        Daiwa Kosho Lease                                                                                     9,721
              79        East Japan Railway Co                                                                               375,096
           1,000        Eisai Co Ltd                                                                                         16,133
           9,000        Fuji Photo Film Co Ltd                                                                              225,149
          33,000        Fujisawa Pharmaceutical Co Ltd                                                                      330,219
           7,000        Fujita Corp                                                                                          35,595
           1,000        Fujita Kanko Inc                                                                                     21,851
          57,000        Fujitsu Ltd                                                                                         616,940
           5,000        Fukuyama Transporting Co Ltd                                                                         44,979
           2,000        Furukawa Electric Co Ltd                                                                             11,518
           7,000        Gakken Co Ltd *                                                                                      45,602
           5,000        General Sekiyu (KK)                                                                                  48,246
          22,000        Hankyu Corp                                                                                         123,551
          32,000        Haseko Corp                                                                                         147,036
           7,000        Hazama-Gumi Ltd                                                                                      31,878
           1,000        Hiroshima Bank Ltd                                                                                    5,504
           7,000        Hitachi Cable Ltd                                                                                    52,177
          73,000        Hitachi Ltd                                                                                         797,570
           2,000        Honda Motor Co Ltd                                                                                   35,534
           2,000        Hoya Corp                                                                                            57,385
           7,000        INAX Corp                                                                                            69,689
           2,000        Intec Inc                                                                                            27,569
          10,000        Itochu Corp                                                                                          62,082
          40,000        Japan Energy Co Ltd                                                                                 124,572
          25,000        Japan Synthetic Rubber Co Ltd                                                                       142,952
              33        Japan Tobacco Inc                                                                                   279,338
           4,000        Joshin Denki Co Ltd                                                                                  51,054
           5,000        Kajima Corp                                                                                          50,442
           3,000        Kamigumi Co                                                                                          27,814
           9,000        Kankaku Securities Co Ltd *                                                                          33,451
           9,000        Keihin Electric Express Railway                                                                      56,058
          16,000        Keio Teito Electric Railway Co Ltd                                                                   94,430
           5,000        Keisei Electric Railway                                                                              40,639
          40,000        Kinki Nippon Railway                                                                                328,790
          12,000        Kirin Brewery Co Ltd Com                                                                            124,981
           5,000        Kokusai Kogyo Co Ltd                                                                                 46,561
           1,000        Kokuyo Co                                                                                            21,647
          37,000        Komatsu Ltd                                                                                         304,886
           7,000        Koyo Seiko Co Ltd                                                                                    62,827
          94,000        Kumagai Gumi Co Ltd                                                                                 448,236
          18,000        Kurabo Industries Ltd                                                                                73,334
          33,000        Kureha Chemical Industry Co Ltd                                                                     145,229
           3,000        Kyowa Hakko Kogyo Co Ltd                                                                             29,132
           1,000        Lion Corp                                                                                             5,708
           5,000        Maeda Corp                                                                                           53,607
           7,000        Makino Milling Machine Co Ltd *                                                                      52,177
          25,000        Marubeni Corp                                                                                       128,146
           7,000        Marudai Food Co Ltd                                                                                  49,962
          22,000        Marui Co Ltd                                                                                        386,379
          37,000        Matsushita Electric Industrial Co Ltd                                                               578,036
          47,000        Matsushita Electric Works Ltd                                                                       484,709
           7,000        Mazda Motor Corp *                                                                                   29,019
          25,000        Minebea Co Ltd                                                                                      194,006
          36,000        Mitsubishi Electric Corp                                                                            269,444
          51,000        Mitsubishi Estate                                                                                   598,867
          26,000        Mitsubishi Gas Chemical Co Inc                                                                      108,848
         113,000        Mitsubishi Materials Corp                                                                           560,760
          16,000        Mitsubishi Oil Co                                                                                   137,071
           1,000        Mitsubishi Rayon Co                                                                                   4,146
          17,000        Mitsubishi Trust & Banking Corp                                                                     282,943
           1,000        Mitsubishi Warehouse                                                                                 15,010
          22,000        Mitsui Fudosan Co Ltd                                                                               283,045
          30,000        Mitsui Petrochemical Industries Ltd                                                                 229,744
          16,000        Mitsui Trust & Banking Co Ltd                                                                       165,007
          19,000        Nagoya Railroad Co Ltd                                                                               95,839
           8,000        Nakkai Electric Rail                                                                                 55,302
          33,000        NEC Corp                                                                                            431,306
           8,000        New Japan Securities Co Ltd *                                                                        42,069
          13,000        Nichiei Co Ltd                                                                                       54,158
          26,000        Nippon Express Co                                                                                   224,067
         183,000        Nippon Oil Co Ltd                                                                                 1,033,328
          46,000        Nippon Sheet Glass Co Ltd                                                                           208,546
           6,000        Nippon Suisan Kaisha Ltd *                                                                           27,998
          81,000        Nissan Motor Co Ltd                                                                                 620,309
          17,000        Nisshinbo Industries Inc                                                                            152,581
           2,000        Nissho Iwai Corp                                                                                      8,067
          16,000        Nitto Denko Corp                                                                                    253,229
          25,000        NSK Ltd                                                                                             168,224
          17,000        Odakyu Electric Railway                                                                             118,385
           1,000        Okamoto Industries                                                                                    6,596
          37,000        Renown Inc *                                                                                        119,008
           4,000        Ricoh Co Ltd                                                                                         39,822
           3,000        Royal Co Ltd                                                                                         39,822
           7,000        Sagami Railway                                                                                       31,378
           3,000        Sankyo Co Ltd                                                                                        66,779
          18,000        Sanyo Electric Co Ltd                                                                                99,250
           1,000        Sapporo Breweries Ltd                                                                                 9,088
           1,500        Secom Co                                                                                             98,484
           1,000        Seibu Railway Co Ltd                                                                                 43,702
          11,000        Seino Transportation Co Ltd                                                                         183,081
          11,000        Sekisui Chemical Co Ltd                                                                             138,153
          23,000        Sekisui House Ltd                                                                                   288,865
          25,000        Settsu Corp *                                                                                        77,347
           5,000        Shionogi and Co Ltd                                                                                  45,183
           5,000        Shiseido Co Ltd                                                                                      52,075
          12,000        Showa Shell Sekiyu                                                                                  105,499
           3,000        Skylark Co Ltd                                                                                       47,787
           2,000        Sony Corp                                                                                           109,052
          46,000        Sumitomo Corp                                                                                       429,305
          22,000        Sumitomo Metal Industries Ltd *                                                                      61,326
           2,000        Sumitomo Osaka Cement Co                                                                              8,026
           7,000        Sumitomo Realty and Development                                                                      51,320
          12,000        Sumitomo Trust & Banking Co Ltd                                                                     162,965
           7,000        Taisei Corp                                                                                          47,174
           2,000        Taisho Pharmaceutical Co Ltd                                                                         35,534
           9,000        Takeda Chemical Industries Ltd                                                                      121,305
          17,000        Tanabe Seiyaku Co Ltd                                                                               120,641
          98,000        Teijin Ltd                                                                                          475,315
           7,000        Teikoku Oil Co                                                                                       43,386
           1,000        Terumo Corp                                                                                           7,832
          23,000        Toa Nenryo Kogyo (KK)                                                                               345,229
          22,000        Tobu Railway Co                                                                                     132,986
             110        Toho Co                                                                                              17,185
           2,000        Tokyo Broadcasting System Inc                                                                        32,062
           2,000        Tokyo Dome Corp                                                                                      33,287
           8,000        Tokyo Electric Co Ltd *                                                                              37,168
           1,000        Tokyo Tatemono Ltd                                                                                    4,697
           1,000        Tokyotokeiba Co                                                                                       3,972
          23,000        Tokyu Construction Co Ltd                                                                           120,948
          29,000        Tokyu Corp                                                                                          204,319
           5,000        Tokyu Department Store Co Ltd                                                                        32,215
           8,000        Tokyu Land Corp                                                                                      41,660
          16,000        Toppan Printing Co Ltd                                                                              218,921
           7,000        Toyo Ink Manufacturing Co Ltd                                                                        39,598
           1,000        Toyo Trust & Banking Co Ltd                                                                           8,373
          15,000        Toyota Motor Corp                                                                                   297,136
           3,000        Victor Co of Japan Ltd *                                                                             37,065
           6,000        Wacoal Corp                                                                                          71,068
           3,000        Yakult Honsha Co Ltd                                                                                 41,354
           2,000        Yamaguchi Bank Ltd                                                                                   34,717
          50,000        Yamaichi Securities Co Ltd                                                                          321,131
          11,000        Yamanouchi Pharmaceutical Co Ltd                                                                    232,501
           6,000        Yamato Transport Co                                                                                  62,490
           7,000        Yasuda Trust and Banking Co Ltd                                                                      45,459
           1,000        Yokogawa Electric Corp                                                                                9,394
                                                                                                                         21,434,522
                        MALAYSIA - 0.3%
         118,000        Amcol Holdings Ltd                                                                                  320,648
         212,000        Faber Group Berhad *                                                                                203,928
                                                                                                                            524,576
                        NETHERLANDS - 0.0%
          381           Stockland Trust Group                                                                                   840

                        NEW ZEALAND - 0.4%
         222,562        Fletcher Challenge Ltd                                                                              604,561
          90,839        Lion Nathan Ltd                                                                                     188,311
           1,992        Telecom Corp of New Zealand                                                                           7,896
                                                                                                                            800,768
                        NORWAY - 1.5%
           2,100        Aker AS Class A                                                                                      27,321
             600        Aker AS Class B (Non-Voting)                                                                          7,666
           9,400        Bergesen d y AS Class A                                                                             225,549
           4,000        Bergesen d y AS Class B                                                                              97,225
           2,400        Det Norske Luftfartsselskab AS Class B                                                              119,661
           4,000        Dyno Industrier AS                                                                                   83,514
           4,600        Elkem AS Class A                                                                                     55,904
           6,700        Hafslund Nycomed AS Class A                                                                         161,807
           9,250        Hafslund Nycomed AS Class B                                                                         219,067
           3,100        Kvaerner Industrier                                                                                 120,752
           6,900        Leif Hoegh and Co AS                                                                                106,433
          28,000        Norsk Hydro AS                                                                                    1,182,277
           1,400        Norske Skogindustrier AS Series A                                                                    43,954
           4,000        Orkla AS Class A                                                                                    186,971
           1,100        Orkla-Borregaard AS Series B (Non Voting)                                                            48,675
           6,600        Unitor AS                                                                                            93,065
                                                                                                                          2,779,841
                        SINGAPORE - 2.2%
         149,000        Chuan Hup Holdings Ltd                                                                              145,801
         206,000        DBS Land Ltd                                                                                        591,679
          58,000        First Capital Corp Ltd                                                                              166,589
          68,000        Fraser and Neave Ltd                                                                                770,715
          70,000        Hai Sun Hup Group Ltd                                                                                49,771
          80,000        Haw Par Brothers International Ltd                                                                  163,323
         139,000        Hotel Properties Ltd                                                                                224,083
          25,000        Inchcape Berhad                                                                                      82,013
          34,000        Jurong Shipyard Ltd                                                                                 236,959
          62,000        Lum Chang Holdings Ltd                                                                               56,304
          18,000        Metro Holdings                                                                                       80,465
         255,000        Neptune Orient Lines Ltd                                                                            310,560
          11,000        Prima Ltd                                                                                            42,203
          22,000        Robinson and Co Ltd                                                                                  86,730
          11,000        Shangri-La Hotel Ltd                                                                                 39,106
          16,000        Singapore Land Ltd                                                                                   90,109
         135,000        Straits Trading Co Ltd                                                                              309,820
           7,000        Times Publishing Ltd                                                                                 16,262
         540,000        United Industrial Corp Ltd                                                                          494,192
          82,000        United Overseas Land Ltd                                                                            143,738
          25,000        Wearne Brothers Ltd                                                                                  58,430
                                                                                                                          4,158,852

                        SPAIN - 2.6%
          13,222        Argentaria Corporacion Bancaria de Espana SA                                                        504,748
           2,426        ASLAND SA                                                                                            41,956
           4,082        Autopistas Cesa (Registered)                                                                         39,364
             107        Autopistas Conces  *                                                                                  1,010
           8,854        Autopistas del Mare Nostrum SA                                                                      103,023
             230        Azucarera de Espana SA                                                                                6,544
          24,251        Banco Bilbao Vizcaya SA                                                                             733,472
          11,236        Banco Central Hispanoamericano SA                                                                   234,167
             401        Banco Exterior de Espana Namen                                                                        9,715
           1,328        Bankinter SA                                                                                        115,363
             589        Cristaleria Espanola SA *                                                                            38,962
          15,965        Dragados y Construcciones SA                                                                        255,109
           3,427        Ebro Agricolas Compania de Alimentacion SA                                                           34,960
           2,272        Empresa Nacional de Celulosa SA *                                                                    58,033
           3,245        Empresa Nacional de Electricidad SA                                                                 168,360
           5,375        Ercros SA *                                                                                           5,783
             214        Fabricacion de Automoviles Renault de Espana SA                                                       6,652
          86,197        FENOSA SA                                                                                           399,813
          64,413        Fuerzas Electricas de Cataluna SA                                                                   409,142
           4,817        Huarte SA                                                                                            42,229
          53,800        Iberdrola SA                                                                                        412,906
             262        Prosegur Cia SA                                                                                       6,452
          10,363        Repsol SA                                                                                           324,992
           7,161        Sarrio SA *                                                                                          36,012
          69,913        Sevillana de Electricidad                                                                           442,963
           6,230        Tabacalera S Namen-Akt                                                                              229,885
           2,899        Tableros Defibras Series B                                                                           35,234
             468        Telefonica de Espana SA                                                                               6,341
          13,900        Uralita SA                                                                                          153,983
           3,210        Vallehermoso SA                                                                                      56,666
                                                                                                                          4,913,839
                        SWEDEN - 0.4%
           2,550        AGA AB Series A                                                                                      30,707
           2,700        Electrolux AB Series B                                                                              117,675
           1,609        Fastighets AB (Hufvudstaden) Series A                                                                 8,785
           1,000        Hennes and Mauritz AB Series B                                                                       59,252
           2,800        Marieberg Tidnings AB Series A                                                                       57,473
             100        Mo Och Domsjoe AB Series B                                                                            5,747
          23,500        Skandinaviska Enskilda Banken Series A                                                              121,555
           5,800        Skanska AB Series B                                                                                 145,639
             600        SKF AB Class B                                                                                       12,151
           6,800        Svenska Handelsbanken Series A                                                                      106,078
                                                                                                                            665,062

                        SWITZERLAND - 2.7%
              25        Adia SA *                                                                                             4,431
             150        Baloise Holdings                                                                                    299,379
              45        Bobst SA (Bearer)                                                                                    69,876
              90        CIBA-GEIGY AG (Bearer)                                                                               63,727
           9,890        CS Holdings (Registered)                                                                            808,810
              10        Danzas Holding AG                                                                                     7,950
             125        Elektrowatt AG                                                                                       36,439
             150        Hilti AG, Schaan (Participating Certificate)                                                        126,708
             170        Holderbank Financiere Glarus AG (Bearer)                                                            133,043
             760        Holderbank Financiere Glarus AG (Registered)                                                        118,327
               5        Interdiscount Holding SA (Bearer)                                                                     5,321
              20        Intershop Holding AG                                                                                  9,673
               5        Magazine zum Globus (Registered)                                                                      3,147
             220        Merkur Holding AG                                                                                    53,019
              70        Pargesa Holding SA                                                                                   84,928
              10        Sandoz AG Basel (Bearer)                                                                              7,304
              25        Schindler Holding AG (Participating Certificate)                                                     20,290
              25        Schindler Holding AG (Registered)                                                                    21,118
             150        Schweizerische Rueckversicherungsgesellschaft (Bearer)                                              121,242
              20        Sika Finanz AG                                                                                        5,499
             186        SMH AG                                                                                              125,540
             600        SMH AG (Registered)                                                                                  85,963
              78        Sulzer Gebrueder AG                                                                                  43,409
           1,500        Swiss Bank Corp (Bearer)                                                                            509,317
           1,650        Swiss Bank Corp (Registered)                                                                        281,149
           1,065        Union Bank of Switzerland (Bearer)                                                                  948,137
              32        Union Bank of Switzerland (Registered)                                                                6,228
             915        Winterthur Insurance (Registered)                                                                   542,559
             300        Winterthur Schweizerische Versicherungs-Gesellschaft                                                182,609
           1,425        Zurich Vericher Namen (Registered)                                                                  363,478
                                                                                                                          5,088,620
                        UNITED KINGDOM - 11.3%
           1,731        Amersham International                                                                               28,617
          20,195        Amstrad Plc                                                                                          81,686
         144,427        Argyll Group                                                                                        787,867
         667,358        ASDA Group Plc                                                                                    1,122,149
             760        Associated British Foods                                                                              8,457
          59,090        Bass Plc                                                                                            592,489
         100,971        BAT Industries Plc                                                                                  787,094
           9,153        Berisford International Plc                                                                          25,887
          18,324        Boots Co Plc                                                                                        159,879
          82,887        British Aerospace Plc                                                                               846,513
           6,720        British Land Co Plc                                                                                  41,553
         296,013        British Petroleum Co Plc                                                                          2,215,745
          35,916        British Steel Plc                                                                                   100,190
          76,425        BTR                                                                                                 403,879
          11,029        Bunzl Plc                                                                                            34,954
         225,562        Burton Group Plc                                                                                    356,556
             554        Carlton Communications                                                                                8,929
           7,494        Cobham Group Plc                                                                                     48,778
          14,268        Dixons Group Plc                                                                                     74,627
          20,598        English China Clays Plc                                                                             120,984
          44,284        Fisons                                                                                              175,691
          85,433        Forte Plc                                                                                           340,268
          82,762        General Electric Co Plc                                                                             398,890
         263,175        Glaxo Wellcome Plc                                                                                3,119,076
          43,037        Grand Metropolitan Plc                                                                              272,122
          37,002        Great Portland Estates Plc                                                                           99,205
          28,220        Great Universal Stores Plc                                                                          267,215
           5,827        Greenalls Group Plc                                                                                  45,197
           3,873        Greycoat Plc                                                                                          8,523
          59,193        Hammerson Property Investment and Development Corp Plc                                              326,574
          10,561        Hillsdown Holdings Plc                                                                               31,261
          15,506        Imperial Chemical Industries Plc                                                                    184,313
          69,447        Ladbroke Group Plc                                                                                  179,735
         150,941        Lasmo Plc                                                                                           414,040
           5,630        London Electricity Plc                                                                               73,465
          28,570        London International Group Plc                                                                       56,674
         144,666        Lonrho Plc                                                                                          363,198
          52,404        Marks & Spencer Plc                                                                                 353,277
           1,827        Meyer International Plc                                                                               9,910
           3,553        Midland Electricity                                                                                  47,079
          35,554        National Power Plc                                                                                  289,274
          13,847        Northern Foods Plc                                                                                   41,631
           4,709        NORWEB Plc                                                                                           63,272
           5,520        Ocean Group Plc                                                                                      28,401
          46,268        Peninsular and Oriental Steam Navigation Co                                                         398,315
          56,899        Pilkington Plc                                                                                      186,058
          31,391        Powergen Plc                                                                                        284,471
          14,849        Reckitt & Colman Plc                                                                                153,031
          17,442        Redland Plc                                                                                         105,150
          37,309        Sainsbury Plc                                                                                       268,066
           3,184        Scottish & Newcastle Plc                                                                             29,310
           2,788        Securicor Group Plc                                                                                  47,312
          19,541        Simon Engineering Plc *                                                                              28,770
          10,405        Slough Estates Plc                                                                                   35,637
         102,639        Smith & Nephew Plc                                                                                  304,609
         104,103        Smithkline Beecham Plc Class A                                                                      966,389
         183,369        Smithkline Beecham Plc Equity Units                                                               1,603,465
         234,010        Tarmac Plc                                                                                          369,910
         103,029        Taylor Woodrow Plc                                                                                  183,620
          73,678        Tesco                                                                                               373,377
           3,721        Thorn Emi                                                                                            85,231
          86,579        Trafalgar House Plc                                                                                  50,987
           8,016        Unigate Plc                                                                                          51,555
          23,682        Unilever Plc                                                                                        445,920
          23,011        United Biscuits Holdings Plc                                                                         97,355
          23,732        Whitbread Plc Class A (Limited Voting)                                                              226,189
           2,689        Wilson (Connolly) Holdings Plc                                                                        6,668
          24,901        Wimpey (George) Plc                                                                                  40,906
                                                                                                                         21,377,425

                        TOTAL STOCK AND EQUIVALENTS (Cost $96,166,475)                                                   95,345,850

   PAR VALUE            SHORT-TERM INVESTMENTS - 4.2%

$      6,400,000        Republic Bank of New York Time Deposit, 5.81% due 9/1/95                                          6,400,000
       1,500,000        U.S. Treasury Bill, 5.26% due 02/08/96 (b)                                                        1,464,333
                                                                                                                          7,864,333

                        TOTAL SHORT-TERM INVESTMENTS (Cost $7,857,312)                                                    7,864,333

                        TOTAL INVESTMENTS - 54.4%
                        (Cost $104,023,787) * *                                                                         103,210,183

                        Other Assets and Liabilities (net) -  45.6%                                                      86,638,249

                        TOTAL NET ASSETS - 100.0%                                                    $                  189,848,432



                        NOTES TO THE SCHEDULE OF INVESTMENTS:

                        (a)     Restricted security - This security is restricted as to resale.  At
                                August 31, 1995, restricted securities amounted to $189,698.
                        (b)     This security is held as collateral for open futures contracts.

                        *       Non-income producing security.

                        **      The aggregate identified cost for federal income tax
                                purposes   is   $104,023,787   resulting   in  gross
                                unrealized    appreciation   and   depreciation   of
                                $1,344,953  and  $2,158,557,  respectively,  and net
                                unrealized depreciation of $813,604.

              See accompanying notes to the financial statements.

At August 31, 1995, industry sector diversification of the Fund's equity investments was as follows:

                                                     PERCENTAGE OF
INDUSTRY SECTOR                                        NET ASSETS
Banking                                                         7.5 %
Services                                                        5.3
Health Care                                                     3.8
Oil and Gas                                                     3.7
Construction                                                    2.9
Retail Trade                                                    2.9
Transportation                                                  2.8
Chemicals                                                       2.5
Real Estate                                                     2.2
Utilities                                                       2.0
Technology                                                      1.8
Food and Beverage                                               1.7
Automotive                                                      1.5
Metals and Mining                                               1.4
Consumer Goods                                                  1.3
Machinery                                                       1.3
Insurance                                                       1.0
Telecommunications                                              0.9
Paper and Allied Products                                       0.8
Electric                                                        0.7
Aerospace                                                       0.6
Financial Services                                              0.5
Pharmaceuticals                                                 0.4
Textiles                                                        0.4
Miscellaneous                                                   0.2
Primary Processing                                              0.1

                                                               50.2 %




              See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


ASSETS:
                   Investments, at value (cost $96,166,475) (Note 1)                              $            95,345,850
                   Short-term investments, at value, (cost $7,857,312) (Note 1)                                 7,864,333
                   Foreign currency, at value (cost $12,222) (Note 1)                                              12,319
                   Cash                                                                                            81,622
                   Receivable for Fund shares sold                                                             86,406,305
                   Dividends and interest receivable                                                               56,662
                   Foreign withholding taxes receivable                                                            10,150
                   Receivable for investments sold                                                              2,706,305
                   Receivable for open forward foreign currency contracts (Note 6)                              2,939,040
                   Receivable for variation margin on open futures contracts (Note 1)                              41,451
                   Receivable for expenses waived or borne by Manager (Note 2)                                     27,805

                              Total assets                                                                    195,491,842



LIABILITIES:
                   Payable for investments purchased                                                            5,412,610
                   Payable for open forward foreign currency contracts (Note 6)                                   142,136
                   Payable to affiliate for management fee (Note 2)                                                43,758
                   Accrued expenses                                                                                44,906

                              Total liabilities                                                                 5,643,410



     NET ASSETS        (equivalent to $10.80 per share based
                   on 17,583,602 shares outstanding, unlimited shares authorized)                 $           189,848,432

NET ASSETS CONSIST OF:
                   Paid-in capital                                                                $           187,273,305
                   Accumulated undistributed net investment income                                                 77,402
                   Accumulated undistributed net realized gain                                                    339,950
                   Net unrealized appreciation                                                                  2,157,775

                              Net assets                                                          $           189,848,432

                See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - PERIOD FROM JUNE 30, 1995 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
                Dividends (net of foreign tax expense $16,739)                                                     104,997
                Interest                                                                           $                31,665
                                   Total income                                                                    136,662

EXPENSES:
                Management fee (Note 2)                                                                             63,323
                Custodian fees                                                                                      25,783
                Audit fees                                                                                          12,390
                Transfer agent fees                                                                                  4,484
                Registration fees                                                                                    2,478
                Stamp duties and transfer taxes                                                                      1,003
                Legal fees                                                                                             649
                Insurance                                                                                              177
                Trustee fee (Note 2)                                                                                    59
                Miscellaneous                                                                                          236

                                   Total expenses                                                                  110,582

                                   Less:  expenses waived or borne by Manager (Note 2)                             (51,322)

                                   Net expenses                                                                     59,260

                                             Net investment income                                                  77,402
REALIZED AND UNREALIZED GAIN (LOSS):
                Net realized gain (loss) on:
                  Investments                                                                                        3,678
                  Closed futures contracts                                                                         344,380
                  Foreign currency, forward contracts and foreign currency
                    related transactions                                                                            (8,108)
                    Net realized gain                                                                              339,950

                Change   in   net   unrealized   appreciation (depreciation) on:
                  Investments                                                                                     (813,604)
                  Open futures contracts                                                                           175,513
                  Foreign currency, forward contracts and foreign currency
                    related transactions                                                                         2,795,866
                    Net unrealized gain                                                                          2,157,775

                Net realized and unrealized gain                                                                 2,497,725
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $             2,575,127


                         See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS - PERIOD FROM JUNE 30, 1995 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995 (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
                    Net investment income                                                         $                 77,402
                    Net realized gain                                                                              339,950
                    Change in net unrealized appreciation (depreciation)                                         2,157,775

                    Net increase in net assets resulting from operations                                         2,575,127

Fund share transactions:  (Note 5)
                    Proceeds from sale of shares                                                               187,273,305
                    Net asset value of shares issued to shareholders
                      in payment of distributions declared                                                          -
                    Cost of shares repurchased                                                                      -

                    Net increase in net assets resulting
                      from Fund share transactions                                                             187,273,305

                    Total increase in net assets                                                               189,848,432

NET ASSETS:
                    Beginning of period                                                                             -

                    End of period (including accumulated undistributed
                      net investment income of $77,402)                                           $            189,848,432


                           See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                                        PERIOD FROM JUNE 30, 1995
                                                                                                       (COMMENCEMENT OF OPERATIONS)
                                                                                                            TO AUGUST 31, 1995
                                                                                                               (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                                                             $                10.00

Income from investment operations:
  Net investment income (a)                                                                                         -
  Net realized and unrealized gain (loss)
   on investments                                                                                                  0.80

    Total from investment operations                                                                               0.80

NET ASSET VALUE, END OF PERIOD                                                                   $                10.80

TOTAL RETURN (B)                                                                                                   8.00%


RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                                                              $              189,848
  Net expenses to average
    daily net assets (a)                                                                                           0.70%* (c)
  Net investment income to average
    daily net assets (a)                                                                                           0.91%*
  Portfolio turnover rate                                                                                           -

*     Annualized.
(a)   Net of fees and expenses voluntarily waived or borne by the Manager of less than $.01 per share.
(b)   Calculation  excludes  subscription  fees. The
      total return would have been lower had certain
      expenses  not been  waived  during  the period
      shown.
(c)   Includes  stamp duties and transfer  taxes not
      waived   or  borne  by  the   Manager,   which
      approximates .01% of average daily net assets.

                         See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Currency Hedged International Core Fund (the "Fund"), which commenced operations on June 30, 1995, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FUTURE CONTRACTS
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .75% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the period ended August 31, 1995, the Fund received $627,750 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .75% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses exceed .69% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the period ended August 31, 1995, was $59. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 1995, aggregated $96,180,013 and $13,518, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 75% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                              Period from June 30, 1995
                                                           (Commencement of Operations) to
                                                                   August 31, 1995
                                                                     (Unaudited)
     Shares sold                                                      17,583,602
     Shares issued to shareholders in reinvestment
       of distributions                                                   --
     Shares repurchased                                                   --
     Net increase                                                     17,583,602
     Fund shares:
       Beginning of period                                                --
       End of period                                                  17,583,602


6.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 1995 is as follows:

   FUTURES CONTRACTS

                                                                                                 Net Unrealized
   Number of                                                                                      Appreciation
   Contracts                    Type                    Expiration Date     Contract Value       (Depreciation)
       Buys
   14              All-Ords                            September 1995    $          568,138   $            3,465
   200             IBEX                                September 1995               549,203              (5,538)
   30              FT-SE 100                           September 1995             4,035,018                (561)
   33              TOPIX                               September 1995             4,817,764              119,319
   30              TOPIX                               December 1995              4,392,037               47,567
   3               DAX                                 September 1995               457,401                  480
                                                                                              $          164,732
       Sales
   6               CAC                                 September 1995               449,420               23,022
   21              Hang Seng                           September 1995             1,239,084             (12,241)
                                                                                                          10,781
                                                                                              $

     At August 31, 1995, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

FORWARD CURRENCY CONTRACTS


                                                                                                       Net Unrealized
           Settlement                                      Units of             In Exchange for         Appreciation
             Date              Deliver/Receive             Currency            (in U.S. Dollars)       (Depreciation)

             Buys
             10/5/95        Norwegian Kroner              8,996,054  $          1,832,310    $          (26,269)

               Sales
             10/5/95        Austrian Schillings           4,689,182               467,142                 12,557
             10/5/95        Australian Dollars            4,539,945             3,300,455              (114,321)
             10/5/95        Belgian Francs               41,817,514             1,429,187                 42,881
             10/5/95        Great British Pounds         22,682,750            35,392,789                302,334
             10/5/95        Danish Krone                  5,719,390             1,025,592                 22,208
             10/5/95        Finnish Markka                3,947,539               914,209                 14,567
             10/5/95        French Francs                50,414,132            10,175,892                186,789
             10/5/95        German Deutsche Marks        29,026,982            20,198,239                422,497
             10/5/95        Hong Kong Dollars            27,734,728             3,583,024                    651
             10/5/95        Irish Pounds                    445,086               726,005                 20,416
             10/5/95        Italian Lira              4,518,531,843             2,774,243                (1,262)
             10/5/95        Japanese Yen              3,171,569,227            34,154,313              1,486,520
             10/5/95        Malaysian Ringgit             7,213,197             2,924,140                 32,731
             10/5/95        Netherlands Guilder           7,985,166             5,017,200                157,974
             10/5/95        New Zealand Dollars             797,509               523,025                  5,968
             10/5/95        Singapore Dollars             1,953,315             1,391,331                 12,066
             10/5/95        Spanish Pesetas             277,352,746             2,246,782                 42,277
             10/5/95        Swiss Francs                  8,571,535             7,295,819                176,604
             10/5/95        Swedish Krona                 6,374,295               870,117                  (284)
                                                                                            $         2,823,173


GMO INTERNATIONAL  SMALL COMPANIES FUND
(A SERIES OF GMO  TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO INTERNATIONAL  SMALL COMPANIES FUND
(A SERIES OF GMO  TRUST)
SCHEDULE   OF   INVESTMENTS
(SHOWING PERCENTAGE  OF TOTAL NET  ASSETS)
AUGUST  31,  1995 (UNAUDITED)

   SHARES            DESCRIPTION                                                                                VALUE ($)

                     STOCK AND EQUIVALENTS - 91.6%
                     AUSTRALIA - 2.4%
      43,600         Aberfoyle Ltd                                                                                           95,190
      43,131         Adelaide Brighton Ltd                                                                                   40,914
      93,846         Australian Gas & Light                                                                                 316,521
      97,600         Australian National Industry Ltd                                                                        85,969
      99,000         Bougainville Copper Ltd *                                                                               50,682
     152,756         Burns Philp & Co Ltd                                                                                   325,457
      91,800         Caltex Australia Ltd                                                                                   284,049
       2,900         Coal & Allied Industries Ltd                                                                            30,566
      44,900         Crusader Ltd *                                                                                          43,606
      86,106         Email Ltd                                                                                              230,128
      46,733         Fairfax (John) Holdings                                                                                 96,753
     414,610         Goodman Fielder Ltd                                                                                    377,688
     101,875         Hardie (James) Industries Ltd                                                                          175,635
      23,200         Metal Manufactures Ltd                                                                                  55,892
      30,800         Opsm Protector Ltd                                                                                      50,086
      78,642         Pacific Magazines and Printing                                                                         155,119
     266,000         Pasminco Ltd *                                                                                         338,436
      63,483         Pioneer International Ltd                                                                              165,364
      52,800         Publishing & Broadcasting Preferred *                                                                  159,797
     246,074         QCT Resources Ltd                                                                                      300,116
      18,050         Rothmans Holdings                                                                                       64,004
     252,887         Santos Ltd                                                                                             668,255
      96,500         Seven Network Ltd                                                                                      247,010
     189,800         Southcorp Holdings Ltd                                                                                 404,381
      47,200         WD&HO Wills                                                                                             71,424
       6,800         Weston (George) Foods Ltd                                                                               31,791
                                                                                                                          4,864,833
                     AUSTRIA - 2.4%
         777         Allgemeine Baugesellschaft AG                                                                           94,002
         888         Allgemeine Baugesellschaft AG Preferred 7.00%                                                           45,121
         800         Austrian Airlines *                                                                                    130,852
      11,700         Bank Austria AG (Participating Certificate)                                                            396,332
         700         Bau Holding AG (Non Voting)                                                                             35,975
       1,150         Brau Union AG                                                                                           64,221
         200         BWT AG                                                                                                  24,351
         500         Constantia Verpackungen AG *                                                                            33,391
       1,000         Constantia-Iso Holdings AG *                                                                            55,457
       2,800         Creditanstalt-Bankverein                                                                               152,571
       1,200         Creditanstalt-Bankverein Preferred 1.65%                                                                61,787
         100         EA-Generali AG                                                                                          29,422
       1,100         EA-Generali AG Preferred 6.00%                                                                         176,728
         500         EVN Energie-Versorgung Niederoesterreich AG                                                             65,281
       2,300         Flughafen Wien AG                                                                                      125,326
       1,100         Jenbacher Werke AG                                                                                     182,051
         200         Lenzing AG                                                                                              18,002
         300         Leykam-Muerztaler Papier und Zellstoff AG *                                                             13,269
         800         Miba Holding AG Preferred  Series B 1.34%                                                               32,597
       7,000         OEMV AG                                                                                                666,651
       1,100         Oesterreichische Brau Beteiligungs AG                                                                   55,680
       3,000         Oesterreichische Elektrizitaetswirschafts AG                                                           203,537
       7,200         Oesterreichische Laenderbank AG                                                                        571,415
         700         Oesterreichische Laenderbank AG Preferred (Non Voting)                                                  31,368
         110         Perlmooser Zement                                                                                        8,464
      10,375         Radex-Heraklith AG                                                                                     369,523
         300         RAS Versicherungs AG                                                                                    43,292
       2,400         Steyr-Daimler-Puch AG *                                                                                 43,205
       1,942         Strabag Oesterreich AG                                                                                 262,198
       3,662         Universale Bau AG *                                                                                    132,909
       1,700         Va Technologie AG (Bearer)                                                                             187,568
      11,045         Veitsch-Radex AG                                                                                       265,108
         200         Wiener Allianz Versicherungs AG                                                                         44,424
         330         Wienerberger Baustoffindustrie AG                                                                       77,452
                                                                                                                          4,699,530
                     CANADA - 2.0%
       6,000         Abitibi-Price Inc                                                                                      100,503
       5,000         Avenor Inc                                                                                             111,204
      17,000         Brunswick Mng & Smlt Ltd                                                                               181,928
      18,900         Cameco Corp                                                                                            590,955
       3,100         Canadian Marconi Co                                                                                     28,271
      38,300         Canadian Tire Ltd Class A                                                                              463,335
         900         Canfor Corp                                                                                              9,631
       1,900         CCL Industries Class B                                                                                  18,035
      21,900         Cominco Ltd                                                                                            434,087
      18,100         Dominion Textile Inc                                                                                   124,642
      24,400         Domtar Inc                                                                                             229,332
      13,000         Gulf Canada Resources Ltd                                                                               59,278
       6,400         Hudsons Bay Co                                                                                         128,643
      13,900         Inter-City Prods Corp                                                                                   29,492
       1,700         International Forest Products A *                                                                       14,712
       9,400         Ipsco Inc                                                                                              174,949
      15,300         Molson Co Ltd Class A                                                                                  257,705
       2,900         Molson Co Ltd Class B                                                                                   48,576
      11,300         Noranda Forest Inc                                                                                      89,382
      30,100         Nova Scotia Power Inc                                                                                  257,696
      15,800         Oshawa Group Ltd Class A                                                                               251,424
      10,600         Power Corp of Canada                                                                                   162,758
       1,700         Scotts Hospitality Inc                                                                                  11,390
      10,200         Sears Canada Inc                                                                                        59,799
       3,600         Semi-Tech Class A                                                                                       28,811
       1,280         Slocan Forest Products Ltd                                                                              11,554
       6,600         Total Petroleum North America                                                                           71,859
                                                                                                                          3,949,951
                     DENMARK - 0.0%
         800         Hafnia Holdings Class A (a) *                                                                                1

                     FINLAND - 3.2%
      29,000         Amer Group Class A                                                                                     493,993
       9,500         Cultor                                                                                                 320,189
      25,000         Cultor OY Series 1                                                                                     848,297
       4,000         Huhtamaki                                                                                              141,193
         700         Instrumentarium Class B                                                                                 16,260
      79,000         Kesko                                                                                                  881,545
      63,700         Partek AB                                                                                              884,893
     132,400         Rautaruukki                                                                                            904,546
      62,600         Valmet                                                                                               1,796,248
                                                                                                                          6,287,164
                     HONG KONG - 5.8%
   3,170,000         Applied International Holdings Ltd                                                                     331,701
     518,000         Applied International Holdings Ltd Warrants 12/30/99 *                                                  32,120
     103,000         Cathay Pacific Airways Ltd                                                                             155,012
      59,000         Cross Harbour Tunnel Co Ltd                                                                            115,851
     201,993         Dairy Farm International                                                                               187,853
   5,094,000         Denway Investments                                                                                     401,413
     333,000         Dickson Concepts (International) Ltd                                                                   221,541
  12,460,000         Elec and Eltek International Holdings Ltd *                                                          1,818,861
      16,780         Furama Hotel Enterprises Ltd                                                                            19,509
   1,338,100         Goldlion Holdings Ltd                                                                                  674,149
      19,000         Harbour Centre Development Ltd                                                                          20,740
      44,500         Hong Kong Ferry Co Ltd                                                                                  47,713
       3,100         Hong Kong Ferry Co Ltd Warrants 6/30/96 *                                                                  801
      49,000         Hongkong and Shanghai Hotels Ltd Preferred 1.95%                                                        59,818
     420,000         Jardine International Motor Holdings Ltd                                                               439,478
     113,937         Jardine Strategic Warrants 5/02/98 *                                                                    51,841
      40,800         Kowloon Motor Bus Co Ltd                                                                                72,208
   1,341,000         Kumagai Gumi Hong Kong Ltd                                                                           1,039,401
     548,000         Lai Sun Garment (International) Ltd                                                                    566,335
     203,000         Lane Crawford International Ltd Series A                                                               304,198
   2,952,000         Laws International Holdings Ltd                                                                        472,869
      77,012         Mandarin Oriental                                                                                       69,696
     766,000         Playmate Toys Holding                                                                                  163,273
     211,455         Playmates Properties Holdings                                                                           29,775
      40,000         Realty Development Corp Ltd Class B                                                                     20,411
   6,366,509         Regal International Ltd                                                                              1,151,416
      76,000         San Miguel Brewery Ltd                                                                                  44,180
     864,000         Shun Tak Holdings Ltd                                                                                  725,488
     130,000         South China Morning Post Ltd                                                                            71,793
   1,933,595         Stelux Holdings International                                                                          555,774
     172,500         Swire Pacific Ltd Class A                                                                            1,292,469
      22,000         Television Broadcasts Ltd                                                                               81,281
      85,000         Wing On International Holdings Ltd                                                                     151,531
     211,500         Winsor Industrial Corp Ltd                                                                             232,237
                                                                                                                         11,622,736
                     ITALY - 6.4%
      69,000         Alitalia Linee Aeree Italiane Class A *                                                                 32,313
     118,000         Alitalia Linee Aeree Italiane Class B (Private Placement) (b) *                                         35,628
     350,000         Autostrade Concessioni e Costruzioni SPA Class B Preferred 6.39%                                       409,761
     474,400         Banca Nazionale dell'Agricoltura di Risp *                                                             163,697
     589,800         Banca Nazionale dell'Agricoltura SPA (Non Convertible) *                                               199,883
      36,500         Banca Nazionale dell'Agricoltura SPA (Private Placement) (b) *                                          16,058
      70,000         Caffaro SPA                                                                                             83,031
      12,000         Calcestruzzi SPA *                                                                                      57,453
     264,200         Caltagirone SPA                                                                                        232,797
      58,000         Cantoni ITC SPA *                                                                                       71,477
      31,500         Cartiere Burgo SPA                                                                                     213,992
     200,000         Cementir Cementerie del Tirreno SPA                                                                    190,400
      41,100         Cia Italiana dei Grandi Alberghi Cigahotels SPA *                                                       23,755
     197,100         COFIDE SPA (Non Convertible) *                                                                          63,154
      24,000         Cogefar Impresit Costruzioni Generali SPA *                                                             23,794
     335,000         Comau Finanziaria SPA                                                                                  495,410
      38,000         Danieli and Co SPA (Non Convertible)                                                                   114,850
      30,000         Falck Acciaierie and Ferriere Lombarde *                                                                58,414
     273,000         Fiat SPA (Non Convertible)                                                                             585,398
     165,000         Fiat SPA (Private Placement) (b)                                                                       372,621
     439,500         Finmeccanica SPA (Non Convertible) *                                                                   281,644
     102,000         Fornara SPA (a) *                                                                                        4,525
     230,000         Gemina SPA (Non Convertible) *                                                                         102,040
      75,833         Gilardini SPA                                                                                          146,723
     213,400         Grassetto SPA *                                                                                        132,414
      88,000         Industriali Riunite SPA *                                                                               63,713
      32,000         Industriali Riunite (Cie) SPA (Non Convertible) *                                                       14,611
      33,500         Italcementi Fabbriche Riunite Cemento SPA                                                              234,391
      53,000         Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                                            174,718
      71,800         Latina di Assicurazioni SPA (Non Convertible)                                                          137,150
       3,000         Marzotto and Figli SPA (Convertible)                                                                    18,485
     830,000         Montedison SPA (Non Convertible) *                                                                     515,011
     315,000         Montefibre SPA                                                                                         238,934
      60,000         Montefibre SPA (Non Convertible)                                                                        34,383
      38,000         Olivetti and Co SPA Preferred *                                                                         41,444
     166,000         Olivetti and Co SPA (Non Convertible) *                                                                103,411
     177,000         Parmalat Finanziaria SPA                                                                               156,943
      57,750         Pirelli and Co                                                                                          85,937
      77,000         Pirelli and Co (Non Convertible)                                                                        79,235
     151,000         Pirelli SPA (Non Convertible) *                                                                        156,034
     123,000         Ratti SPA                                                                                              241,013
      16,000         Recordati Industria Chimica e Farmaceutica SPA                                                          97,603
      75,500         Recordati Industria Chimica e Farmaceutica SPA (Non Convertible)                                       251,217
      30,000         Rinascente per l'Esercizio di Grandi Magazzini SPA                                                     176,906
     220,000         Rinascente per l'Esercizio di Grandi Magazzini SPA Preferred 5.59%                                     582,908
     140,000         Rinascente per l'Esercizio di Grandi Magazzini SPA (Non Convertible)                                   442,542
     167,000         SAFFA SPA *                                                                                            571,108
      13,000         Sasib SPA                                                                                               61,279
      39,000         Sirti SPA                                                                                              283,807
     100,000         Snia BPD SPA (Convertible)                                                                             121,388
     605,000         Snia BPD SPA (Non Convertible)                                                                         413,797
     375,000         Societa Metallurgica Italia *                                                                          193,404
      42,000         Sorin Biomedica SPA                                                                                    111,282
      26,000         Stefanel SPA                                                                                            47,261
      12,000         Tosi (Franco) SPA                                                                                      113,538
     840,274         Unione Cementi Marchino Emiliane e di Augusta-Casale (Non Convertible) *                             2,894,288
       4,900         Unione Cementi Marchino Emiliane e di Augusta-Casale *                                                  33,212
                                                                                                                         12,802,185
                     JAPAN - 19.9%
       6,000         Aida Engineering Ltd                                                                                    44,417
       7,000         Ajinomoto Co Inc                                                                                        72,191
       5,000         Alps Electric Co Ltd                                                                                    61,776
       8,000         Amada Co Ltd                                                                                            83,321
      56,000         Aoki Corp *                                                                                            272,752
       5,700         Arabian Oil Co                                                                                         236,882
      31,000         Asahi Breweries Ltd                                                                                    357,686
       6,000         Asics Corp *                                                                                            18,318
       3,000         Bank of Kyoto Ltd                                                                                       21,749
      19,000         Bank of Yokohama Ltd                                                                                   149,191
       8,000         Banyu Pharmaceutical Co Ltd                                                                             88,222
       5,000         Canon Sales Co Inc                                                                                     133,252
      14,000         Chiba Bank Ltd                                                                                         131,516
       1,000         Chudenko Corp                                                                                           39,312
       7,000         Chugai Pharmaceutical Co                                                                                66,830
       3,000         Chugoku Bank Ltd                                                                                        52,075
      68,000         Cosmo Oil Co Ltd                                                                                       354,112
       3,000         CSK Corp                                                                                                89,447
      27,000         Dai Nippon Ink & Chemicals                                                                             119,651
      36,000         Daicel Chemical Industries Ltd                                                                         196,293
       9,000         Daiichi Seiyaku Co Ltd                                                                                 124,062
       5,000         Dainippon Pharmaceutical Co Ltd                                                                         50,646
       4,000         Dainippon Screen Manufacturing Co Ltd *                                                                 32,593
       4,000         Daito Trust Construction Co                                                                             49,829
      23,000         Daiwa Bank Ltd                                                                                         188,115
       8,000         Denki Kagaku Kogyo *                                                                                    27,202
       1,000         Dennys Japan                                                                                            27,569
       2,000         Descente                                                                                                10,415
       8,000         Eisai Co Ltd                                                                                           129,065
      37,000         Fuji Heavy Industries Ltd *                                                                            147,720
      21,000         Fujisawa Pharmaceutical Co Ltd                                                                         210,139
      15,000         Fujita Corp                                                                                             76,275
       7,000         Fujita Kanko Inc                                                                                       152,959
      60,000         Fujiya Co Ltd *                                                                                        257,314
       1,000         Fukuoka City Bank Ltd                                                                                    7,352
      21,000         Fukuyama Transporting Co Ltd                                                                           188,911
      22,000         Furukawa Electric Co Ltd                                                                               126,696
      95,000         Gakken Co Ltd *                                                                                        618,880
      40,000         General Sekiyu (KK)                                                                                    385,970
      39,000         Godo Shusei Co Ltd                                                                                     173,227
       6,000         Green Cross Corp                                                                                        46,561
      64,000         Hankyu Corp                                                                                            359,422
       5,000         Hankyu Department Stores                                                                                63,818
      11,000         Hanwa Co Ltd *                                                                                          36,055
      22,000         Haseko Corp                                                                                            101,087
       9,000         Hazama-Gumi Ltd                                                                                         40,986
       4,000         Higo Bank Ltd                                                                                           32,471
       8,000         Hiroshima Bank Ltd                                                                                      44,029
      50,600         Hitachi Ltd                                                                                            552,836
      22,000         Hitachi Maxell Ltd                                                                                     352,683
       6,000         Hokkaido Bank Ltd                                                                                       21,688
       8,000         Hokuriku Bank Ltd                                                                                       52,035
       2,000         Honen Corp                                                                                              11,212
       1,000         House Food Corporation                                                                                  18,992
       3,000         Hoya Corp                                                                                               86,078
      25,000         Hyogo Bank Ltd *                                                                                             0
       4,000         INAX Corp                                                                                               39,822
      46,000         Intec Inc                                                                                              634,094
       8,000         Itoham Foods Inc                                                                                        59,468
      25,000         Japan Airport Terminal Co Ltd                                                                          288,457
     119,000         Japan Energy Co Ltd                                                                                    370,603
     119,000         Japan Synthetic Rubber Co Ltd                                                                          680,451
      35,000         Joshin Denki Co Ltd                                                                                    446,725
       2,000         Kaken Pharmaceutical Co Ltd                                                                             19,156
      13,000         Kamigumi Co                                                                                            120,529
       7,000         Kao Corp                                                                                                80,768
      37,000         Keihin Electric Express Railway                                                                        230,459
      49,000         Keio Teito Electric Railway Co Ltd                                                                     289,192
      20,000         Keisei Electric Railway                                                                                162,557
       1,000         Kissei Pharmaceutical Co                                                                                31,960
       2,000         Kobori Juken Co Ltd                                                                                     20,626
      16,000         Koito Manufacturing Co Ltd                                                                             121,877
      59,000         Kokusai Kogyo Co Ltd                                                                                   549,426
       5,000         Kokuyo Co                                                                                              108,235
      34,000         Komatsu Ltd                                                                                            280,165
       1,000         Konami Co                                                                                               20,422
      10,000         Konica Corp                                                                                             71,272
      58,000         Koyo Seiko Co Ltd                                                                                      520,570
      22,000         Kumagai Gumi Co Ltd                                                                                    104,906
     123,000         Kurabo Industries Ltd                                                                                  501,118
     268,000         Kureha Chemical Industry Co Ltd                                                                      1,179,435
       4,000         Kyodo Printing Co Ltd                                                                                   45,745
      15,000         Kyowa Hakko Kogyo Co Ltd                                                                               145,658
      19,000         Lion Corp                                                                                              108,449
      66,000         Maeda Corp                                                                                             707,612
      61,000         Makino Milling Machine Co Ltd *                                                                        454,689
      50,000         Marubeni Corp                                                                                          256,292
     112,000         Marudai Food Co Ltd                                                                                    799,387
      15,000         Matsushita Electric Works Ltd                                                                          154,694
      26,000         Matsushita Refrigeration Co                                                                            184,510
       7,000         Matsuzakaya Co Ltd                                                                                      75,765
      36,000         Mazda Motor Corp *                                                                                     149,242
       9,000         Mercian Corp                                                                                            62,490
      13,000         Mitsubishi Gas Chemical Co Inc                                                                          54,424
         200         Mitsubishi Kasei Corp                                                                                      915
      37,000         Mitsubishi Materials Corp                                                                              183,612
      48,000         Mitsubishi Oil Co                                                                                      411,212
      20,000         Mitsubishi Rayon Co                                                                                     82,912
      25,000         Mitsubishi Trust & Banking Corp                                                                        416,092
       8,000         Mitsubishi Warehouse                                                                                   120,080
      54,000         Mitsuboshi Belting Ltd                                                                                 299,403
      13,000         Mitsui Mining Ltd *                                                                                     57,610
      25,000         Mitsui Toatsu Chemicals Inc                                                                             94,450
      22,000         Mitsui Trust & Banking Co Ltd                                                                          226,885
       6,000         Mitsui-Soko Co Ltd                                                                                      45,091
       3,000         Mochida Pharmaceutical                                                                                  43,192
      83,000         Nagasakiya Co Ltd (Tokyo) *                                                                            381,375
      60,000         Nagoya Railroad Co Ltd                                                                                 302,650
      35,000         Nakkai Electric Rail                                                                                   241,946
       2,000         Namco                                                                                                   51,667
     155,000         Nichiei Co Ltd                                                                                         645,734
       9,000         Nichii Co Ltd                                                                                          102,925
       6,000         Nihon Cement Co Ltd                                                                                     38,291
       1,000         Nippon Beet Sugar Manufacturing Co Ltd                                                                   4,391
     121,000         Nippon Chemi-Con Corp *                                                                                767,254
       3,000         Nippon Denko Co Ltd                                                                                     11,947
       5,000         Nippon Kayaku Co Ltd                                                                                    30,939
       2,000         Nippon Meat Packers                                                                                     27,569
       4,000         Nippon Metal Industry Co Ltd                                                                            16,337
     174,000         Nippon Oil Co Ltd                                                                                      982,509
      13,000         Nippon Piston Ring Co Ltd                                                                               66,503
      12,000         Nippon Sheet Glass Co Ltd                                                                               54,403
       8,000         Nippon Suisan Kaisha Ltd *                                                                              37,331
       4,000         Nippon Yakin Kogyo Co Ltd *                                                                             20,013
      50,000         Nissan Fire & Marine Insurance Co Ltd                                                                  304,283
       2,000         Nisshin Flour Mill                                                                                      21,851
      25,000         Nissho Iwai Corp                                                                                       100,832
       1,000         Nissin Food Products                                                                                    22,872
       7,000         Nitto Boseki Co Ltd *                                                                                   18,441
       5,000         Nitto Denko Corp                                                                                        79,134
      19,000         NSK Ltd                                                                                                127,850
      54,000         Odakyu Electric Railway                                                                                376,045
      17,000         Okamoto Industries                                                                                     112,136
       7,000         Olympus Optical Co Ltd                                                                                  63,471
       3,000         Ono Pharmaceutical Co Ltd                                                                              119,773
      10,000         Onoda Cement Co Ltd                                                                                     50,748
     265,000         Renown Inc *                                                                                           852,351
      21,000         Ricoh Co Ltd                                                                                           209,067
      56,000         Royal Co Ltd                                                                                           743,350
       4,000         Ryobi Ltd                                                                                               21,810
      31,000         Sagami Railway                                                                                         138,960
      25,000         Sanden Corp                                                                                            134,017
       4,000         Sankyo Aluminum Industry                                                                                19,605
      35,000         Sanrio Co Ltd                                                                                          418,134
       4,000         Sanwa Shutter Corp                                                                                      30,183
     145,000         Sanyo Securities Co Ltd *                                                                              546,332
      13,000         Sapporo Breweries Ltd                                                                                  118,140
       5,000         Secom Co                                                                                               328,279
      10,000         Seino Transportation Co Ltd                                                                            166,437
      11,000         Sekisui Chemical Co Ltd                                                                                138,153
     256,000         Settsu Corp *                                                                                          792,036
      36,000         Shionogi and Co Ltd                                                                                    325,318
      14,000         Shiseido Co Ltd                                                                                        145,811
       4,000         Shochiku Co                                                                                             44,928
       4,000         Shokusan Jutaku Sogo Co Ltd *                                                                           15,725
     134,000         Showa Denko *                                                                                          413,213
      40,250         Showa Shell Sekiyu                                                                                     353,860
       5,000         Skylark Co Ltd                                                                                          79,645
       3,000         Snow Brand Milk                                                                                         20,800
       5,000         Stanley Electric Ltd                                                                                    33,338
       7,000         Sumitomo Coal Mining Ltd                                                                                36,381
       3,000         Sumitomo Forestry                                                                                       47,480
      25,000         Sumitomo Osaka Cement Co                                                                               100,322
      22,000         Sumitomo Trust & Banking Co Ltd                                                                        298,770
       6,000         Sumitomo Warehouse                                                                                      36,024
      34,000         Taisei Corp                                                                                            229,132
      11,000         Taisho Pharmaceutical Co Ltd                                                                           195,436
       6,000         Taiyo Yuden Co Ltd                                                                                      63,103
       7,000         Takara Shuzo Co                                                                                         56,323
      28,000         Tanabe Seiyaku Co Ltd                                                                                  198,703
      28,000         Teikoku Oil Co                                                                                         173,544
      10,000         Terumo Corp                                                                                             78,317
      64,000         Tobu Railway Co                                                                                        386,869
       7,000         Toei Company                                                                                            46,459
         880         Toho Co                                                                                                137,479
       5,000         Tokai Carbon Co Ltd                                                                                     21,902
       9,000         Tokyo Dome Corp                                                                                        149,793
      90,000         Tokyo Electric Co Ltd *                                                                                418,134
      43,000         Tokyo Rope Mfg Co Ltd                                                                                  244,999
       8,000         Tokyo Sowa Bank Ltd                                                                                     39,210
      13,000         Tokyotokeiba Co                                                                                         51,636
     113,000         Tokyu Construction Co Ltd                                                                              594,221
      84,000         Tokyu Corp                                                                                             591,821
       7,000         Tokyu Department Store Co Ltd                                                                           45,101
      35,000         Toppan Printing Co Ltd                                                                                 478,889
      28,000         Toshiba Tungaloy Co Ltd *                                                                              177,260
       4,000         Tostem Corp                                                                                            124,981
       7,000         Toto                                                                                                   102,211
      13,000         Toyo Engineering Corp                                                                                   80,972
       4,000         Toyo Kanetsu                                                                                            20,013
      10,000         Toyo Trust & Banking Co Ltd                                                                             83,729
      31,000         Tsugami Corp                                                                                           163,016
       4,000         Tsumura and Co                                                                                          70,251
       1,000         Unicharm                                                                                                20,524
     193,000         Victor Co of Japan Ltd *                                                                             2,384,541
       7,000         Wacoal Corp                                                                                             82,912
       3,000         Yamaguchi Bank Ltd                                                                                      52,075
       5,000         Yamaha Corp                                                                                             66,371
      10,000         Yamanouchi Pharmaceutical Co Ltd                                                                       211,365
      27,000         Yamato Transport Co                                                                                    281,207
       2,000         Yamazaki Baking Co Ltd                                                                                  35,534
      19,000         Yasuda Trust and Banking Co Ltd                                                                        123,388
       7,000         Yokogawa Electric Corp                                                                                  65,758
       4,000         Yoshitomi Pharmaceutical                                                                                34,717
                                                                                                                         39,678,174
                     MALAYSIA - 0.1%
      42,000         Amcol Holdings Ltd                                                                                     114,129
       6,000         Boustead Holdings Berhad                                                                                12,376
                                                                                                                            126,505
                     NEW ZEALAND - 0.6%
      25,000         Air New Zealand Ltd Class B                                                                             82,856
       4,500         Ceramco Corp Ltd                                                                                         6,317
     658,000         DB Group Ltd *                                                                                         367,737
      15,510         Fernz Corp Ltd                                                                                          42,131
       9,411         Fisher and Paykel Industries Ltd                                                                        28,744
      42,500         Fletcher Challenge Ltd (Forest Division)                                                                52,475
      14,500         Independent Newspapers Ltd                                                                              41,460
     218,000         Lion Nathan Ltd                                                                                        451,919
       2,500         Steel and Tube Holdings Ltd                                                                             11,697
       8,500         Wilson and Horton Ltd                                                                                   49,437
                                                                                                                          1,134,773
                     NORWAY - 4.1%
      11,100         Aker AS Class A                                                                                        144,411
       4,000         Aker AS Class B (Non-Voting)                                                                            51,105
      13,700         Bergesen d y AS Class A                                                                                328,725
       8,000         Bergesen d y AS Class B                                                                                194,449
     123,700         Den Norske Bank Series A                                                                               321,868
       8,600         Det Norske Luftfartsselskab AS Class B                                                                 428,786
       5,800         Dyno Industrier AS                                                                                     121,095
      14,700         Elkem AS Class A                                                                                       178,650
      30,233         Hafslund Nycomed AS Class A                                                                            730,138
      11,675         Hafslund Nycomed AS Class B                                                                            276,498
       3,050         Kvaerner Industrier                                                                                    118,804
       1,200         Kvaerner Industrier AS, Oslo -B- Stimmrechtslos                                                         44,499
      11,900         Leif Hoegh and Co AS                                                                                   183,558
      79,750         Norsk Hydro AS                                                                                       3,367,380
      12,430         Norske Skogindustrier AS Series A                                                                      390,246
       2,780         Norske Skogindustrier AS Series B                                                                       83,165
       6,050         Orkla AS Class A                                                                                       282,793
       3,100         Orkla-Borregaard AS Series B (Non Voting)                                                              137,174
      35,300         Unitor AS                                                                                              497,755
      18,571         Vard AS Class A *                                                                                       20,978
       9,760         Vital Forsikring AS Series A                                                                           161,194
                                                                                                                          8,063,271
                     SINGAPORE - 5.0%
   2,391,000         Chuan Hup Holdings Ltd                                                                               2,339,662
      21,000         Fraser and Neave Ltd                                                                                   238,015
     494,000         Hai Sun Hup Group Ltd                                                                                  351,243
      16,500         Haw Par Brothers International Ltd                                                                      33,685
     145,000         Hotel Properties Ltd                                                                                   233,756
     122,000         Inchcape Berhad                                                                                        400,225
     141,766         Jardine Matheson                                                                                     1,020,715
     805,437         Jardine Strategic                                                                                    2,529,072
      47,000         Kulim Berhad                                                                                            71,468
      45,000         Low Keng Huat Singapore Ltd                                                                             30,253
      24,000         Natsteel Ltd                                                                                            49,842
     170,000         Neptune Orient Lines Ltd                                                                               207,040
     210,000         Parkway Holdings Ltd                                                                                   490,813
      97,000         Prima Ltd                                                                                              372,158
     223,000         Robinson and Co Ltd                                                                                    879,127
      34,000         Straits Trading Co Ltd                                                                                  78,029
     245,000         Times Publishing Ltd                                                                                   569,166
      46,000         Wearne Brothers Ltd                                                                                    107,511
                                                                                                                         10,001,780
                     SPAIN - 6.0%
      11,050         Acerinox Rights 9/15/95 *                                                                              138,263
      11,050         Acerinox SA                                                                                          1,406,402
       7,500         Asland SA                                                                                              129,707
      36,403         Asturiana del Zinc SA *                                                                                385,861
       9,300         Azucarera de Espana SA                                                                                 264,602
      27,600         Banco Zaragozano SA *                                                                                  433,329
       1,125         Bodegas Y Bebidas SA                                                                                    31,381
      15,650         Cristaleria Espanola SA *                                                                            1,035,225
      22,000         Empresa Nacional de Celulosa SA *                                                                      561,944
      40,400         Ercros SA *                                                                                             43,467
      19,950         Espanola de Carburos Metalicos SA                                                                      801,338
     138,100         Espanola de Tubos por Extrusion SA *                                                                   176,099
       3,500         Fabricacion de Automoviles Renault de Espana SA                                                        108,786
       3,783         Grupo Anaya SA                                                                                          87,433
      27,400         Grupo Duro Felguera SA *                                                                               119,448
     261,727         Huarte SA                                                                                            2,294,476
       1,010         Koipe SA                                                                                                59,566
     275,820         Sarrio SA *                                                                                          1,387,067
      55,799         Tableros Defibras Series B                                                                             678,170
     167,515         Uralita SA                                                                                           1,855,713
                                                                                                                         11,998,277
                     SWEDEN - 4.3%
      24,900         Bilspedition AB Series B *                                                                              88,590
      40,700         Celsius Industrier AB Class B                                                                          582,000
       1,000         Esselte AB Series A                                                                                     12,863
         600         Esselte AB Series B                                                                                      7,636
      21,400         Euroc Industri AB Series A                                                                             453,898
      57,860         Marieberg Tidnings AB Series A                                                                       1,187,633
       3,300         Mo Och Domsjoe AB Series B                                                                             189,660
      34,600         Pharmacia AB Class B                                                                                   937,463
     117,420         Skandinaviska Enskilda Banken Series A                                                                 607,360
       3,000         SKF AB Class B                                                                                          60,757
       3,600         SKF AB Series A                                                                                         73,647
     295,400         Stena Line AB Class B                                                                                1,475,421
      40,600         Svenska Handelsbanken Series B                                                                         605,571
      64,300         Sydkraft AB Series A                                                                                 1,126,247
      55,600         Sydkraft AB Series C                                                                                   836,913
      31,900         Trelleborg AB                                                                                          347,033
                                                                                                                          8,592,692
                     SWITZERLAND - 6.5%
         900         Adia SA *                                                                                              159,503
         500         Ascom Holding AG *                                                                                     111,387
          50         Ascom Holding AG *                                                                                      56,522
       2,840         Bobst SA (Registered)                                                                                1,952,133
         550         CIBA-GEIGY AG (Bearer)                                                                                 389,441
       2,625         CS Holdings (Registered)                                                                               214,674
         100         Danzas Holding AG                                                                                       79,503
         350         Elektrowatt AG                                                                                         102,029
         150         EMS-Chemie Holdings AG                                                                                 621,118
         250         Fischer (George) AG (Registered)                                                                        60,041
         200         Forbo Holdings AG (Registered)                                                                          86,294
         150         Hero AG (Bearer)                                                                                        69,565
         500         Hero Lenzburg (Registered)                                                                              57,143
       1,050         Hilti AG, Schaan (Participating Certificate)                                                           886,957
         550         Holderbank Financiere Glarus AG (Bearer)                                                               430,435
       2,400         Holderbank Financiere Glarus AG (Registered)                                                           373,665
       5,150         Holderbank Warrants 12/20/95 *                                                                           6,398
          50         Interdiscount Holding SA (Bearer)                                                                       53,209
       2,950         Interdiscount Holding SA (Participating Certificate)                                                   307,826
       1,160         Kuoni Reisen Holdings AG (Registered)                                                                1,758,012
         150         Landis and Gyr AG                                                                                       91,553
         830         Magazine zum Globus (Participating Certificate)                                                        501,781
         300         Magazine zum Globus (Registered)                                                                       188,820
          20         Merkur Holding AG                                                                                        4,820
       4,260         Saurer Group Holdings                                                                                1,375,901
          10         Schindler Holding AG (Bearer)                                                                           54,658
         190         Schindler Holding AG (Participating Certificate)                                                       154,203
         270         Schindler Holding AG (Registered)                                                                      228,075
         750         SGS Holdings (Registered)                                                                              243,478
         250         SGS Societe Generale de Surveillance Holdings Ltd, Geneva                                              448,240
          20         SIG AG (Bearer)                                                                                         21,366
          20         SIG AG (Registered)                                                                                     43,230
         450         Sika Finanz AG                                                                                         123,727
       4,600         Sika Finanz AG (Registered)                                                                            217,143
          96         SMH AG                                                                                                  64,795
       3,300         SMH AG (Registered)                                                                                    472,795
         175         Sulzer Gebrueder AG                                                                                     97,391
         350         Swiss Bank Corp (Bearer)                                                                               118,841
         250         Swiss Bank Corp (Registered)                                                                            42,598
       2,150         Swissair AG (Participating Certificate) *                                                              235,031
         485         Union Bank of Switzerland (Bearer)                                                                     431,781
         250         Union Bank of Switzerland (Registered)                                                                  48,654
          10         Zellweger Luwa AG *                                                                                      8,696
                                                                                                                         12,993,432
                     UNITED KINGDOM - 22.9%
     199,204         AMEC Plc                                                                                               191,404
      96,926         Amstrad Plc                                                                                            392,051
       6,040         Anglian Water Plc                                                                                       50,552
      53,964         Argyll Group                                                                                           294,380
   1,187,000         ASDA Group Plc                                                                                       1,995,916
       2,700         Associated British Foods                                                                                30,043
      80,900         Astec (BSR) Plc                                                                                        156,719
      43,990         Barratt Developments Plc                                                                               126,803
      22,060         Bass Plc                                                                                               221,193
     129,275         BAT Industries Plc                                                                                   1,007,731
     121,863         Berisford International Plc                                                                            344,665
      28,620         Boots Co Plc                                                                                           249,712
     336,596         British Aerospace Plc                                                                                3,437,607
      89,643         Bunzl Plc                                                                                              284,100
     595,125         Burton Group Plc                                                                                       940,741
      10,550         Carlton Communications                                                                                 170,039
      27,430         Charter Plc (Registered)                                                                               399,166
      46,540         Cobham Group Plc                                                                                       302,927
      89,502         Costain Group  *                                                                                       144,254
      41,081         Dawson International Plc                                                                                82,128
     140,902         Dixons Group Plc                                                                                       736,975
       2,640         East Midland Electric Plc                                                                               32,444
     130,126         English China Clays Plc                                                                                764,302
       6,200         First Leisure Plc                                                                                       31,804
     961,550         Forte Plc                                                                                            3,829,719
     116,243         Glaxo Wellcome Plc                                                                                   1,377,679
      75,560         Grand Metropolitan Plc                                                                                 477,765
      92,220         Greenalls Group Plc                                                                                    715,305
      35,302         Greycoat Plc                                                                                            77,687
      39,270         Hammerson Property Investment and Development Corp Plc                                                 216,657
     109,620         Hazlewood Foods Plc                                                                                    220,849
      85,340         Hillsdown Holdings Plc                                                                                 252,608
   1,545,823         Ladbroke Group Plc                                                                                   4,000,720
      38,563         Laing (John) Plc                                                                                       131,479
       9,127         Laing (John) Plc Class A                                                                                31,118
   1,195,200         Lasmo Plc                                                                                            3,278,504
      12,580         Lex Service PLC                                                                                         61,607
      75,480         Lex Service PLC (Ordinary)                                                                             376,660
      45,080         London Electricity Plc                                                                                 588,245
     210,687         London International Group Plc                                                                         417,936
     957,438         Lonrho Plc                                                                                           2,403,740
      46,660         Manweb Plc                                                                                             699,974
      90,660         Marks & Spencer Plc                                                                                    611,177
      50,656         Marley Plc                                                                                              88,710
      23,500         McAlpine (Alfred) Plc                                                                                   49,166
      41,981         Meyer International Plc                                                                                227,710
      28,640         Midland Electricity                                                                                    379,491
     200,497         Norcros Plc                                                                                            270,327
      53,100         Northern Electric Plc                                                                                  761,199
     114,085         Northern Foods Plc                                                                                     342,998
      32,898         Northumbrian Water Group Plc                                                                           463,952
      78,520         NORWEB Plc                                                                                           1,055,021
      44,480         Ocean Group Plc                                                                                        228,857
      59,565         Reckitt & Colman Plc                                                                                   613,868
      59,014         Sainsbury Plc                                                                                          424,018
       4,440         Scottish & Newcastle Plc                                                                                40,873
         634         Scottish & Newcastle (Participating Certificte)                                                          3,046
     140,100         Sears Plc                                                                                              243,175
      22,320         Securicor Group Plc                                                                                    378,765
      75,420         SEEBOARD Plc                                                                                           572,723
     412,040         Signet Group Plc *                                                                                      92,591
     109,894         Simon Engineering Plc *                                                                                161,793
      30,750         Smithkline Beecham Plc Class A                                                                         285,452
      24,842         Smithkline Beecham Plc Equity Units                                                                    217,230
      27,460         South Wales Electricity                                                                                389,389
      18,316         South West Water Plc                                                                                   142,494
      18,300         Storehouse Plc                                                                                          87,917
     166,106         T and N Plc                                                                                            482,668
     774,600         Tarmac Plc                                                                                           1,224,446
     672,580         Taylor Woodrow Plc                                                                                   1,198,681
     378,217         Trafalgar House Plc                                                                                    222,734
     117,600         Transport Development Group Plc                                                                        400,040
      27,855         Unilever Plc                                                                                           524,495
     147,418         United Biscuits Holdings Plc                                                                           623,699
      11,683         Welsh Water Plc                                                                                        137,785
      12,618         Welsh Water Plc Preferred 6.42% *                                                                       19,995
      12,040         Whitbread Plc Class A (Limited Voting)                                                                 114,753
     128,180         Wilson (Connolly) Holdings Plc                                                                         317,835
     352,235         Wimpey (George) Plc                                                                                    578,629
       5,333         Wolseley                                                                                                31,158
                                                                                                                         45,554,768
                     TOTAL STOCK AND EQUIVALENTS (Cost $182,285,614)                                                    182,370,072

 PAR VALUE           SHORT-TERM INVESTMENTS - 6.6%

$  9,800,000         First National Bank of Chicago Time Deposit, 5.81%. due 9/1/95                                       9,800,000
     900,000         Republic Bank of New York Time Deposit, 5.81% due 9/1/95                                               900,000
   2,375,000         U.S. Treasury Bill, 5.22% due 12/14/95 (c)                                                           2,338,568
                                                                                                                         13,038,568

                     TOTAL SHORT-TERM INVESTMENTS (Cost $13,018,412)                                                     13,038,568

                     TOTAL INVESTMENTS - 98.2%
                     (Cost $195,304,026) * *                                                                            195,408,640

                     Other Assets and Liabilities (net) -  1.8%                                                           3,615,373

                     TOTAL NET ASSETS - 100.0%                                                                       $  199,024,013


                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     ADR American Depositary Receipt
                     (a)    Security is valued by management (Note 1).
                     (b)    Restricted security - This security is restricted as
                            to resale. At August 31, 1995, restricted securities
                            amounted to $424,307 or 0.2% of net assets.
                     (c)    This security is held as collateral for open futures
                            contracts.
                     **     The aggregate  identified  cost for federal income
                            tax  purposes is  $195,304,026,  resulting  in gross
                            unrealized    appreciation   and   depreciation   of
                            $17,450,099 and $17,345,485,  respectively,  and net
                            unrealized    appreciation    of    $104,614.    See
                            accompanying notes to the financial  statements.  At
                            August 31, 1995, industry sector  diversification of
                            the Fund's equity investments was as follows:


                                                             PERCENTAGE OF
INDUSTRY SECTOR                                               NET ASSETS
Services                                                         11.5 %
Transportation                                                   11.0
Construction                                                     10.7
Machinery                                                         7.5
Retail Trade                                                      6.1
Oil and Gas                                                       6.0
Consumer Goods                                                    4.9
Utilities                                                         3.8
Food and Beverage                                                 3.3
Banking                                                           3.1
Chemicals                                                         2.9
Paper and Allied Products                                         2.8
Metals and Mining                                                 2.5
Health Care                                                       2.5
Technology                                                        2.5
Aerospace                                                         2.2
Textiles                                                          1.6
Telecommunications                                                1.5
Primary Processing                                                1.3
Automotive                                                        0.9
Pharmaceuticals                                                   0.7
Miscellaneous                                                     0.6
Insurance                                                         0.5
Real Estate                                                       0.4
Financial Services                                                0.3
Electric                                                          0.4
Manufacturing                                                     0.1
                                                                 91.6 %




              See accompanying notes to the financial statements.




GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31,1995 (UNAUDITED)

ASSETS:
                Investments, at value (cost $182,285,614) (Note 1)                    $        182,370,072
                Short-term investments, at value (cost $13,018,412) (Note 1)                    13,038,568
                Foreign currency, at value (cost $1,724,917) (Note 1)                            1,660,161
                Cash                                                                                64,463
                Receivable for Fund shares sold                                                  2,373,000
                Dividends and interest receivable                                                  261,341
                Receivable for variation margin on open futures contracts (Note 6)                 112,776
                Receivable for open forward foreign currency contracts (Note 6)                    436,022
                Receivable for foreign tax reclaims                                                 97,397
                Receivable for expenses waived or borne by Manager (Note 2)                        127,015

                         Total assets                                                          200,540,815


LIABILITIES:
                Payable for investments purchased                                                   57,389
                Payable for open forward foreign currency contracts (Note 6)                     1,113,381
                Payable to affiliate for management fee  (Note 2)                                  205,345
                Accrued expenses                                                                   140,687

                         Total liabilities                                                       1,516,802


NET ASSETS     (equivalent to $12.68 per share based
                on 15,691,530 shares outstanding, unlimited shares authorized)        $        199,024,013

NET ASSETS CONSIST OF:
                Paid-in capital                                                       $        195,623,335
                Accumulated undistributed net investment income                                  3,137,700
                Accumulated undistributed net realized gain                                         86,339
                Net unrealized appreciation                                                        176,639

                         NET ASSETS                                                   $        199,024,013


              See accompanying notes to the financial statements.





GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT  OF  OPERATIONS  - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
            Dividends (net of foreign tax expense of $403,092)                    $            2,990,500
            Interest                                                                             167,555

                       Total income                                                            3,158,055
EXPENSES:
            Management fee (Note 2)                                                            1,203,901
            Custodian fees                                                                       215,450
            Audit fees                                                                            23,942
            Transfer agent fees                                                                   13,800
            Stamp duties and transfer taxes                                                        4,460
            Legal fees                                                                             3,590
            Insurance                                                                              1,014
            Registration fees                                                                        940
            Trustee fee (Note 2)                                                                     368
            Miscellaneous                                                                            278

                       Total expenses                                                          1,467,743

                       Less:  expenses waived or borne by Manager (Note 2)                      (740,931)

                       Net expenses                                                              726,812

                                 Net investment income                                         2,431,243
REALIZED AND  UNREALIZED  GAIN (LOSS):

                       Net realized gain (loss) on:
                                 Investments                                                     578,108
                                 Closed futures contracts                                        568,091
                                 Foreign currency, forward contracts and foreign
                                       currency related transactions                          (1,037,120)
                                          Net realized gain                                      109,079

                       Change in net unrealized appreciation (depreciation) on:
                                 Investments                                                   8,884,325
                                 Open futures contracts                                          821,868
                                 Foreign currency, forward contracts and foreign
                                       currency related transactions                             (13,549)
                                          Net unrealized gain                                  9,692,644

                       Net realized and unrealized gain                                        9,801,723
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $      12,232,966

              See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS ENDED
                                                                             AUGUST 31, 1995          YEAR ENDED
                                                                               (UNAUDITED)         FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
             Net investment income                                        $          2,431,243   $         2,536,514
             Net realized gain                                                         109,079             9,647,409
             Change in net unrealized appreciation (depreciation)                    9,692,644           (31,826,852)

             Net increase (decrease) in net assets
                         resulting from operations                                  12,232,966           (19,642,929)

Distributions to shareholders from:
             Net investment income                                                  -                     (2,988,635)
             Net realized gains                                                     (1,004,007)          (13,044,663)

                                                                                    (1,004,007)          (16,033,298)

Fund share transactions:  (Note 4)
             Proceeds from sale of shares                                           25,195,063           110,097,988
             Net asset value of shares issued to shareholders
                         in payment of distributions declared                          972,321            14,268,183
             Cost of shares repurchased                                            (24,557,530)          (35,149,466)

             Net increase in net assets resulting
                         from Fund share transactions                                1,609,854            89,216,705

             Total increase in net assets                                           12,838,813            53,540,478

NET ASSETS:
             Beginning of period                                                   186,185,200           132,644,722

             End of period (including accumulated undistributed
                         net investment income of $3,137,700 and
                         $706,457, respectively)                          $        199,024,013   $       186,185,200




              See accompanying notes to the financial statements.


GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS ENDED
                                                               AUGUST 31, 1995           YEAR ENDED FEBRUARY 28/29
                                                               (UNAUDITED)       1995          1994          1993         1992 *

NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.95       $ 14.45       $  8.91       $  9.62       $ 10.00

Income (loss) from investment operations:
  Net investment income (a)                                         0.15          0.18          0.15          0.35          0.06
  Net realized and unrealized gain (loss)                           0.65         (1.52)         5.59         (0.68)        (0.43)

    Total from investment operations                                0.80         (1.34)         5.74         (0.33)        (0.37)

Less distributions to shareholders from:
  Net investment income                                             --           (0.20)        (0.12)        (0.38)        (0.01)
  Net realized gains                                               (0.07)        (0.96)        (0.08)         --            --
     Total distributions                                           (0.07)        (1.16)        (0.20)        (0.38)        (0.01)

NET ASSET VALUE, END OF PERIOD                                   $ 12.68       $ 11.95       $ 14.45       $  8.91       $  9.62

TOTAL RETURN (B)                                                    6.69%        (9.66%)       64.67%        (3.30%)       (3.73%)

RATIOS/SUPPLEMENTAL DATA:

                      Net assets, end of period (000's          $199,024      $186,185      $132,645       $35,802       $24,467
                      Net expenses to average
                            daily net assets (a)                    0.75%**       0.76%(c)      0.75%         0.75%       0.85%**
                      Net investment income to average
                            daily net assets (a)                    2.52%**       1.45%         1.50%         4.02%       1.91%**
                      Portfolio turnover rate                          5%           58%           38%           20%          1%

*      For the period  from the  commencement  of  operations,  October 15, 1991 through February 29, 1992.
**     Annualized.
(a)    Net of fees and  expenses  voluntarily  waived or borne by the Manager of
       the following per share amounts:                         $   0.05      $   0.08      $  0.09        $  0.09       $  0.05
(b)    Calculation excludes  subscription and redemption fees. The total returns would have been lower had certain  expenses  not been  waived  during the periods shown.
(c)    Includes  stamp  duties  and  transfer  taxes not  waived or borne by the
       Manager, which approximate .01% of average daily net assets.

              See accompanying notes to the financial statements.



GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract with the same broker, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 5, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

     FUTURES CONTRACTS
     The Fund may purchase index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts held as of August 31, 1995.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if paid and received by the shareholders of the Fund.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. There is no premium incurred on reinvested distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is 1.25% of the amount invested. In the case of cash redemptions, the premium is .75% of the amount redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $106,657, in purchase premiums and no redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of 1.25% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including management and custody fees but excluding brokerage commissions and transfer taxes) exceed .75% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $368. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES
     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $8,500,691 and $21,200,087, respectively.

4.   SHARE TRANSACTIONS
     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended
                                                                  August 31, 1995                 Year Ended
                                                                    (Unaudited)               February 28, 1995

      Shares sold                                                     2,011,931                    7,848,879
      Shares issued to shareholders in reinvestment
        of distributions                                                79,633                    1,117,555
      Shares repurchased                                             (1,985,467)                  (2,560,141)
      Net increase                                                      106,097                    6,406,293
      Fund shares:
         Beginning of period                                         15,585,433                    9,179,140
         End of period                                               15,691,530                   15,585,433


5.   FINANCIAL INSTRUMENTS
     A summary of outstanding financial instruments at August 31, 1995 is as follows:

FORWARD CURRENCY CONTRACTS

                                                                     In Exchange for         Net Unrealized
     Settlement                               Units of             (in U.S. Dollars)           Appreciation
        Date         Deliver/Receive          Currency                      (Note 1)         (Depreciation)
    Sales
          2/1/96   British Pounds                6,200,000    $            9,830,960    $           116,462
         12/1/95   Deutsche Marks                6,675,000                 4,481,983               (79,313)
          2/1/96   Deutsche Marks                1,450,000                   971,720               (21,907)
         10/2/95   Swiss Francs                  5,100,000                 4,554,385                319,560
                                                                                        $           334,802
    Buys
         11/1/95   Japanese Yen                692,000,000    $            8,063,154    $         (940,845)
         11/6/95   Norwegian Kroner             13,300,000                 2,145,196               (71,316)
                                                                                        $       (1,012,161)

FUTURES CONTRACTS

                                                                                                  Net Unrealized
      Number of                                                                                     Appreciation
      Contracts         Type              Expiration Date          Contract Value                 (Depreciation)
        Buys
         12             All-Ords          September 1995       $              486,976      $             (3,150)
        111             IBEX              September 1995                      304,807                      (185)
         49             TOPIX             September 1995                    7,153,650                    817,588
         27             TOPIX             December 1995                     3,952,833                     64,399
                                                                                           $             878,652
       Sales
          9             FT - SE 100       September 1995                    1,210,506      $            (16,512)
         72             Hang Seng         September 1995                    4,248,288                   (40,272)
                                                                                           $            (56,784)

     At August 31, 1995, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.


GMO JAPAN FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO JAPAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)


   SHARES               DESCRIPTION                                                                                 VALUE ($)
                        STOCK AND EQUIVALENTS - 96.7%
                        AUTOMOTIVE - 7.2%
         21,000         Fuji Heavy Industries Ltd *                                                                          83,841
         14,000         Honda Motor Co Ltd                                                                                  248,736
        192,000         Mazda Motor Corp (a) *                                                                              795,957
        503,000         Nissan Motor Co Ltd                                                                               3,852,045
        112,000         Toyota Motor Corp                                                                                 2,218,614
                                                                                                                          7,199,193
                        BANKING - 4.4%
         78,000         Asahi Bank Ltd                                                                                      812,376
         30,000         Bank of Fukoka                                                                                      242,916
         29,000         Bank of Tokyo (a)                                                                                   447,133
          4,000         Bank of Yokohama Ltd                                                                                 31,409
          7,000         Daiwa Bank Ltd (a)                                                                                   57,252
         14,000         Gunma Bank                                                                                          145,811
         20,000         Hiroshima Bank Ltd                                                                                  110,073
         14,000         Mitsubishi Trust & Banking Corp                                                                     233,012
         35,000         Sanwa Bank Ltd                                                                                      668,300
         74,000         Sumitomo Trust & Banking Co Ltd                                                                   1,004,952
         20,000         Tokai Bank                                                                                          222,597
          2,000         Yamaguchi Bank Ltd                                                                                   34,717
         68,000         Yasuda Trust and Banking Co Ltd                                                                     441,599
                                                                                                                          4,452,147
                        CHEMICALS - 4.6%
         30,000         Dai Nippon Ink & Chemicals                                                                          132,945
         42,000         Daicel Chemical Industries Ltd                                                                      229,009
         39,000         Denki Kagaku Kogyo *                                                                                132,608
         20,000         Japan Synthetic Rubber Co Ltd                                                                       114,362
         14,000         Kansai Paint Co Ltd                                                                                  67,187
         35,000         Kureha Chemical Industry Co Ltd                                                                     154,031
         96,000         Mitsubishi Gas Chemical Co Inc                                                                      401,899
        369,000         Mitsubishi Kasei Corp                                                                             1,687,977
         23,000         Mitsubishi Rayon Co                                                                                  95,349
         64,000         Mitsui Petrochemical Industries Ltd                                                                 490,121
          8,000         Shin-Etsu Chemical Co Ltd                                                                           159,289
        162,000         Teijin Ltd                                                                                          785,725
          3,000         Toagosei Chemical Industry Co Ltd                                                                    15,286
         18,000         Toray Industries Inc                                                                                117,078
          5,000         Toyo Ink Manufacturing Co Ltd                                                                        28,284
                                                                                                                          4,611,150
                        CONSTRUCTION - 7.4%
         68,000         Aoki Corp *                                                                                         331,198
          2,000         Chudenko Corp                                                                                        78,624
          5,800         Daito Trust Construction Co                                                                          72,252
         90,000         Fujita Corp                                                                                         457,650
         42,000         Haseko Corp                                                                                         192,985
         20,000         Hazama-Gumi Ltd                                                                                      91,081
         14,000         INAX Corp                                                                                           139,378
         35,000         Kajima Corp                                                                                         353,091
        100,000         Kumagai Gumi Co Ltd                                                                                 476,847
         24,000         Maeda Corp (a)                                                                                      257,314
         14,000         Nichiei Co Ltd                                                                                       58,324
          6,000         Nihon Cement Co Ltd                                                                                  38,291
         29,000         Obayashi Corp                                                                                       227,712
         10,000         Okumura Corp                                                                                         95,982
         14,000         Onoda Cement Co Ltd                                                                                  71,047
          4,000         Sanwa Shutter Corp                                                                                   30,183
        112,000         Sekisui Chemical Co Ltd                                                                           1,406,647
        108,000         Sekisui House Ltd                                                                                 1,356,410
         21,000         Shimizu Corp                                                                                        220,861
         48,000         Sumitomo Osaka Cement Co                                                                            192,618
        121,000         Taisei Corp                                                                                         815,439
         27,000         Tokyu Construction Co Ltd                                                                           141,982
          5,000         Tostem Corp                                                                                         156,226
          8,000         Toto                                                                                                116,812
                                                                                                                          7,378,954
                        CONSUMER GOODS  - 6.2%
          8,000         Ajinomoto Co Inc                                                                                     82,504
         18,000         Ezaki Glico Co Ltd                                                                                  156,226
         56,000         Fuji Photo Film Co Ltd                                                                            1,400,929
          2,000         Hitachi Maxell Ltd                                                                                   32,062
          8,000         Kao Corp                                                                                             92,306
         37,000         Konica Corp                                                                                         263,706
          1,700         Nintendo Co Ltd                                                                                     105,887
         10,000         Olympus Optical Co Ltd                                                                               90,672
        332,000         Sanyo Electric Co Ltd                                                                             1,830,602
         20,000         Sony Corp                                                                                         1,090,519
         67,000         Victor Co of Japan Ltd *                                                                            827,794
         13,000         Yakult Honsha Co Ltd                                                                                179,200
          7,000         Yamaha Corp                                                                                          92,919
                                                                                                                          6,245,326
                        ELECTRIC - 5.5%
         10,000         Alps Electric Co Ltd                                                                                123,551
        162,000         Matsushita Electric Industrial Co Ltd                                                             2,530,862
         62,000         Matsushita Electric Works Ltd (a)                                                                   639,404
        251,000         Mitsubishi Electric Corp                                                                          1,878,624
         56,000         Tokyo Electric Co Ltd *                                                                             260,173
         10,000         Yokogawa Electric Corp                                                                               93,940
                                                                                                                          5,526,554
                        FINANCIAL SERVICES - 1.0%
          7,000         Kankaku Securities Co Ltd *                                                                          26,017
         46,000         Mitsui Trust & Banking Co Ltd                                                                       474,396
          6,000         New Japan Securities Co Ltd *                                                                        31,552
         33,000         Nippon Shinpan Co                                                                                   212,284
         43,000         Yamaichi Securities Co Ltd                                                                          276,173
                                                                                                                          1,020,422
                        FOOD AND BEVERAGE - 3.5%
         45,000         Asahi Breweries Ltd (a)                                                                             519,222
            125         Japan Tobacco Inc                                                                                 1,058,100
          8,000         Katokichi Co Ltd                                                                                    147,853
         64,000         Kirin Brewery Co Ltd Com                                                                            666,565
          5,000         Marudai Food Co Ltd                                                                                  35,687
          5,000         Mercian Corp                                                                                         34,717
         16,000         Nippon Meat Packers                                                                                 220,554
         59,000         Nippon Suisan Kaisha Ltd *                                                                          275,315
          1,000         Nissin Food Products                                                                                 22,872
          7,700         QP Corporation                                                                                       65,100
         16,000         Sapporo Breweries Ltd (a)                                                                           145,403
         27,000         Snow Brand Milk                                                                                     187,196
         10,000         Takara Shuzo Co                                                                                      80,462
          2,000         Yamazaki Baking Co Ltd                                                                               35,534
                                                                                                                          3,494,580
                        HEALTH CARE - 2.4%
         18,000         Daiichi Seiyaku Co Ltd                                                                              248,124
         10,000         Eisai Co Ltd                                                                                        161,332
          8,000         Green Cross Corp                                                                                     62,082
          7,000         Hoya Corp                                                                                           200,848
         21,000         Kyowa Hakko Kogyo Co Ltd                                                                            203,921
         21,000         Lion Corp (a)                                                                                       119,865
         21,000         Sankyo Co Ltd                                                                                       467,453
         21,000         Shionogi and Co Ltd                                                                                 189,769
         64,000         Shiseido Co Ltd                                                                                     666,565
          2,000         Unicharm                                                                                             41,048
                                                                                                                          2,361,007
                        INSURANCE - 0.4%
         21,000         Dai Tokyo Fire and Marine Insurance Co Ltd                                                          139,378
         21,000         Nichido Fire & Marine                                                                               166,182
          8,000         Sumitomo Marine & Fire Insurance                                                                     60,775
                                                                                                                            366,335
                        MACHINERY - 3.2%
          8,000         Aida Engineering Ltd                                                                                 59,223
         33,000         Aisin Seiki Co Ltd                                                                                  404,350
         77,000         Amada Co Ltd                                                                                        801,960
         21,000         Daikin Industries Ltd                                                                               182,907
         24,000         Furukawa Electric Co Ltd                                                                            138,214
          8,000         Hitachi Cable Ltd                                                                                    59,631
         55,000         Komatsu Ltd                                                                                         453,209
         24,000         Koyo Seiko Co Ltd                                                                                   215,408
          2,000         Kurita Water Industries                                                                              53,913
          5,000         Makino Milling Machine Co Ltd *                                                                      37,270
         21,000         Minebea Co Ltd                                                                                      162,965
         23,000         NHK Spring Co Ltd                                                                                   107,561
         42,000         NSK Ltd                                                                                             282,616
         32,000         Stanley Electric Ltd (a)                                                                            213,366
                                                                                                                          3,172,593
                        METALS AND MINING - 2.1%
        207,000         Mitsubishi Materials Corp                                                                         1,027,232
         18,000         Mitsui Mining Ltd *                                                                                  79,767
         70,000         Nippon Sheet Glass Co Ltd                                                                           317,353
         13,000         Nitto Denko Corp (a)                                                                                205,749
          7,000         Sumitomo Coal Mining Ltd                                                                             36,381
         13,000         Toyo Seikan Kaisha Ltd                                                                              439,373
                                                                                                                          2,105,855
                        OIL AND GAS - 7.6%
          8,700         Arabian Oil Co                                                                                      361,556
        103,000         Cosmo Oil Co Ltd                                                                                    536,376
         56,000         General Sekiyu K K                                                                                  540,358
        179,000         Japan Energy Co Ltd                                                                                 557,462
         73,000         Mitsubishi Oil Co (a)                                                                               625,384
        471,000         Nippon Oil Co Ltd                                                                                 2,659,550
         60,400         Showa Shell Sekiyu                                                                                  531,009
         42,000         Teikoku Oil Co                                                                                      260,316
        105,000         Toa Nenryo Kogyo K K                                                                              1,576,045
                                                                                                                          7,648,056
                        PAPER AND ALLIED PRODUCTS - 0.4%
         37,000         Mitsubishi Paper Mills                                                                              213,080
         24,000         Settsu Corp *                                                                                        74,253
         10,000         Sumitomo Forestry                                                                                   158,268
                                                                                                                            445,601
                        PHARMACEUTICALS - 3.2%
         16,000         Banyu Pharmaceutical Co Ltd                                                                         176,444
         10,000         Chugai Pharmaceutical Co                                                                             95,471
          7,000         Dainippon Pharmaceutical Co Ltd                                                                      70,904
         83,000         Fujisawa Pharmaceutical Co Ltd                                                                      830,551
          3,000         Kaken Pharmaceutical Co Ltd                                                                          28,733
          5,000         Kissei Pharmaceutical Co                                                                            159,800
          4,000         Mochida Pharmaceutical                                                                               57,589
          5,000         Nippon Kayaku Co Ltd                                                                                 30,939
          5,000         Ono Pharmaceutical Co Ltd                                                                           199,622
         17,000         Taisho Pharmaceutical Co Ltd                                                                        302,037
         46,000         Takeda Chemical Industries Ltd                                                                      620,003
         24,000         Tanabe Seiyaku Co Ltd                                                                               170,317
         14,000         Terumo Corp                                                                                         109,644
         17,000         Yamanouchi Pharmaceutical Co Ltd (a)                                                                359,320
          4,000         Yoshitomi Pharmaceutical                                                                             34,717
                                                                                                                          3,246,091
                        PRIMARY PROCESSING - 1.2%
         18,000         Daido Steel Co Ltd                                                                                   90,979
         29,000         Nippon Yakin Kogyo Co Ltd *                                                                         145,096
         62,000         Nisshin Steel Co Ltd                                                                                250,697
        246,000         Sumitomo Metal Industries Ltd *                                                                     685,741
                                                                                                                          1,172,513
                        REAL ESTATE - 4.2%
         17,000         Daikyo Inc                                                                                          136,958
         14,000         Daiwa Kosho Lease                                                                                   136,090
         10,000         Heiwa Real Estate (a)                                                                                75,050
        160,000         Mitsubishi Estate                                                                                 1,878,797
         99,000         Mitsui Fudosan Co Ltd                                                                             1,273,702
         49,000         Sumitomo Realty and Development                                                                     359,238
         21,000         Tokyo Tatemono Ltd                                                                                   98,637
         56,000         Tokyu Land Corp                                                                                     291,622
                                                                                                                          4,250,094
                        RETAIL TRADE - 1.6%
          7,000         Hankyu Department Stores (a)                                                                         89,345
          3,000         Joshin Denki Co Ltd                                                                                  38,291
         56,000         Marui Co Ltd                                                                                        983,509
          5,000         Matsuzakaya Co Ltd                                                                                   54,118
         10,000         Nichii Co Ltd                                                                                       114,362
         18,000         UNY Co Ltd (a)                                                                                      286,721
                                                                                                                          1,566,346
                        SERVICES - 7.3%
          8,000         Canon Sales Co Inc                                                                                  213,203
         14,600         CSK Corp                                                                                            435,309
         64,000         Dai Nippon Printing Co Ltd                                                                        1,012,917
         10,000         Hanwa Co Ltd *                                                                                       32,777
          2,000         Intec Inc                                                                                            27,569
         75,000         Itochu Corp                                                                                         465,615
         16,000         Kamigumi Co                                                                                         148,343
          4,000         Kokusai Kogyo Co Ltd                                                                                 37,249
         10,000         Kokuyo Co                                                                                           216,470
          5,000         Kyodo Printing Co Ltd                                                                                57,181
        173,000         Marubeni Corp                                                                                       886,772
         10,000         Mitsubishi Warehouse                                                                                150,100
          8,000         Mitsui-Soko Co Ltd                                                                                   60,122
         29,000         Nissho Iwai Corp                                                                                    116,965
         20,000         Okamoto Industries                                                                                  131,924
          8,000         Secom Co                                                                                            525,246
        172,000         Sumitomo Corp                                                                                     1,605,228
          6,000         Sumitomo Warehouse                                                                                   36,024
         84,000         Toppan Printing Co Ltd                                                                            1,149,334
                                                                                                                          7,308,348
                        TECHNOLOGY - 8.4%
          4,000         Dainippon Screen Manufacturing Co Ltd *                                                              32,593
        143,000         Fujitsu Ltd                                                                                       1,547,761
        315,000         Hitachi Ltd                                                                                       3,441,568
          2,000         Makita Corp                                                                                          32,062
            300         Murata Manufacturing Co Ltd                                                                          11,947
        115,000         NEC Corp (a)                                                                                      1,503,038
          5,000         Omron Corp                                                                                          109,767
         46,000         Ricoh Co Ltd                                                                                        457,957
         16,000         Rohm Co (a)                                                                                         985,143
          5,000         TDK Corp                                                                                            256,803
                                                                                                                          8,378,639
                        TELECOMMUNICATIONS - 0.3%
          6,000         Gakken Co Ltd *                                                                                      39,087
         17,000         Tokyo Broadcasting System Inc                                                                       272,528
                                                                                                                            311,615
                        TEXTILES - 1.4%
         20,000         Kurabo Industries Ltd                                                                                81,483
         40,000         Nisshinbo Industries Inc                                                                            359,014
         20,000         Onward Kashiyama Co Ltd                                                                             265,482
         29,000         Renown Inc *                                                                                         93,276
         13,000         Tokyo Style Co Ltd                                                                                  184,510
         10,000         Tokyu Department Store Co Ltd                                                                        64,430
         26,000         Wacoal Corp                                                                                         307,959
                                                                                                                          1,356,154
                        TRANSPORTATION - 12.6%
          1,000         Dennys Japan                                                                                         27,569
            338         East Japan Railway Co                                                                             1,604,840
         10,000         Fujita Kanko Inc                                                                                    218,512
         32,000         Fukuyama Transporting Co Ltd                                                                        287,864
         99,000         Hankyu Corp (a)                                                                                     555,981
          7,000         Japan Airport Terminal Co Ltd                                                                        80,768
         56,000         Keihin Electric Express Railway (a)                                                                 348,803
         74,000         Keio Teito Electric Railway Co Ltd (a)                                                              436,739
         29,000         Keisei Electric Railway (a)                                                                         235,707
        182,000         Kinki Nippon Railway                                                                              1,495,992
         91,000         Nagoya Railroad Co Ltd (a)                                                                          459,019
         52,000         Nakkai Electric Rail (a)                                                                            359,463
          2,900         Namco (a)                                                                                            74,917
        125,000         Nippon Express Co                                                                                 1,077,245
         81,000         Odakyu Electric Railway (a)                                                                         564,068
          3,000         Royal Co Ltd                                                                                         39,822
         45,000         Sagami Railway (a)                                                                                  201,715
         29,000         Seibu Railway Co Ltd                                                                              1,267,371
         39,000         Seino Transportation Co Ltd (a)                                                                     649,104
          5,000         Shochiku Co (a)                                                                                      56,160
         11,000         Skylark Co Ltd                                                                                      175,218
         99,000         Tobu Railway Co                                                                                     598,438
         10,000         Toei Company                                                                                         66,371
          1,100         Toho Co                                                                                             171,849
         11,000         Tokyo Dome Corp                                                                                     183,081
         20,000         Tokyotokeiba Co                                                                                      79,440
        127,000         Tokyu Corp                                                                                          894,777
         40,000         Yamato Transport Co  (a)                                                                            416,603
                                                                                                                         12,627,436
                        UTILITIES - 0.6%
         11,600         Chugoku Electric Power Co Inc                                                                       277,163
         11,000         Kyushu Electric Power Co Inc                                                                        263,951
          3,600         Tohoku Electric Power Co Inc                                                                         86,384
                                                                                                                            627,498

                        TOTAL STOCK AND EQUIVALENTS (Cost $95,532,023)                                                   96,872,507

 PAR VALUE              SHORT-TERM INVESTMENTS - 6.6%

$       600,000         First National Bank of Chicago Time Deposit, 5.81%. due 9/1/95                                      600,000
      5,288,750         The Prime Portfolio of Short-Term Investments Co                                                  5,288,750
        690,000         U.S. Treasury Bill, 5.26% due 2/8/96                                                                673,593


                        TOTAL SHORT-TERM INVESTMENTS (Cost $6,540,173)                                                    6,562,343

                        TOTAL INVESTMENTS - 103.3%
                        (Cost $102,072,196) * *                                                                         103,434,850

                        Other Assets and Liabilities (net) - (3.3%)                                                      (3,300,531)

                        TOTAL NET ASSETS - 100.0%                                                                     $ 100,134,319


                        NOTES TO THE SCHEDULE OF INVESTMENTS:

                        ADR American Depositary Receipt

                        (a)  All or a portion of this security is on loan.

                        (b)  This security is held as collateral for open futures contracts.

                        *    Non-income producing security.
                        **   The aggregate identified  cost for federal  income tax
                             purposes is $102,072,196, resulting in gross unrealized
                             appreciation   and   depreciation   of  $4,903,141  and
                             $3,540,487,    respectively,    and   net    unrealized
                             appreciation of $1,362,654.

              See accompanying notes to the financial statements.

GMO JAPAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)

ASSETS:
               Investments, at value (cost $95,532,023) (Note 1)                                                      $  96,872,507
               Short-term investments, at value (cost $1,251,423) (Note 1)                                                6,562,343
               Foreign currency, at value (cost $2,589,915) (Note 1)                                                      2,449,865
               Cash                                                                                                          99,287
               Receivable from variation margin on open futures contracts                                                   166,301
               Dividends and interest receivable                                                                             50,913
               Receivable for expenses waived or borne by Manager (Note 2)                                                    6,107

                         Total assets                                                                                   106,207,323


LIABILITIES:
               Payable upon return of securities loaned (Note 1)                                                          5,288,750
               Payable for investments purchased                                                                            675,984
               Payable to affiliate for management fee  (Note 2)                                                             47,891
               Accrued expenses                                                                                              60,379

                         Total liabilities                                                                                6,073,004


NET ASSETS (equivalent to $9.69 per share based
  on 10,333,221 shares outstanding, unlimited shares authorized)                                                      $ 100,134,319


NET ASSETS CONSIST OF:
               Paid-in capital                                                                                        $  87,478,963
               Distributions in excess of net investment income                                                            (411,556)
               Accumulated undistributed net realized gain                                                               11,742,908
               Net unrealized appreciation                                                                                1,324,004

                         NET ASSETS                                                                                   $ 100,134,319

              See accompanying notes to the financial statements.


GMO JAPAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
        Dividends (net of foreign tax expense of $50,723)                        $               293,006
        Interest (including securities lending income of $17,486)                                 52,715

                   Total income                                                                  345,721

EXPENSES:
        Management fee (Note 2)                                                                  270,489
        Custodian fees                                                                            83,192
        Audit fees                                                                                24,932
        Transfer agent fees                                                                       13,800
        Stamp duties and transfer taxes                                                            2,250
        Registration                                                                               1,002
        Legal fees                                                                                   564
        Insurance                                                                                    368
        Trustee fee (Note 2)                                                                          94
        Miscellaneous                                                                                 94

                   Total expenses                                                                396,785

                   Less:  expenses waived or borne by Manager (Note 2)                           (40,854)

                   Net expenses                                                                  355,931

                              Net investment loss                                                (10,210)
REALIZED AND UNREALIZED GAIN (LOSS):

                   Net realized gain (loss) on:
                              Investments                                                         (8,690)
                              Closed futures contracts                                               262
                              Foreign currency and foreign currency related
                                      transactions                                               103,488
                                         Net realized gain                                        95,060

                   Change in net unrealized appreciation (depreciation) on:
                              Investments                                                      3,982,090
                              Open futures contracts                                              95,233
                              Foreign currency and foreign currency related
                                 transactions                                                   (151,017)
                                         Net unrealized gain                                   3,926,306

                   Net realized and unrealized gain                                            4,021,366
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $             4,011,156

              See accompanying notes to the financial statements.

GMO JAPAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
                                                                        AUGUST 31, 1995        YEAR ENDED
                                                                          (UNAUDITED)       FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
        Net investment loss                                          $          (10,210)  $           (92,986)
        Net realized gain                                                        95,060           151,486,989
        Change in net unrealized appreciation (depreciation)                  3,926,306          (156,391,026)

        Net increase (decrease) in net assets resulting from
           operations                                                         4,011,156            (4,997,023)

Distributions to shareholders:
        From net realized gains                                                -                  (42,616,601)
                                                                               -                  (42,616,601)

Fund share transactions:  (Note 4)
        Proceeds from sale of shares                                         36,000,000            95,499,568
        Net asset value of shares issued to shareholders
            in payment of distributions declared                               -                   41,776,818
        Cost of shares repurchased                                             -                 (479,890,795)

        Net  increase (decrease) in net assets resulting
           from Fund share transactions                                      36,000,000          (342,614,409)

        Total increase (decrease) in net assets                              40,011,156          (390,228,033)

NET ASSETS:
        Beginning of period                                                  60,123,163           450,351,196

        End of period (including distributions in excess of net
                 investment income of $411,556 and $401,346,
                 respectively)                                       $      100,134,319   $        60,123,163

              See accompanying notes to the financial statements.

GMO JAPAN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS ENDED
                                                  AUGUST 31, 1995                        YEAR ENDED FEBRUARY 28/29,
                                                    (UNAUDITED)       1995          1994        1993          1992        1991 *

NET ASSET VALUE, BEGINNING OF PERIOD                  $  9.12      $  11.13      $  7.37      $  7.73      $   9.48      $ 10.00

Income (loss) from investment operations:
  Net investment income (loss) (a)                       -              - (d)         --         0.01          --          (0.01)
  Net realized and unrealized gain (loss)                0.57         (1.08)        3.94        (0.36)        (1.74)       (0.39)

    Total from investment operations                     0.57         (1.08)        3.94        (0.35)        (1.74)       (0.40)

Less distributions to shareholders:
  From net investment income                             -               --           --        (0.01)         --           --
  In excess of net investment income                     -               --         (0.01)        --           --           --
  From net realized gains                                -            (0.93)        (0.17)        --           --           --
  From paid-in capital (c)                               -               --           --          --         (0.01)        (0.12)

    Total distributions                                  -            (0.93)        (0.18)      (0.01)       (0.01)        (0.12)

NET ASSET VALUE, END OF PERIOD                      $   9.69       $   9.12      $  11.13      $ 7.37     $   7.73      $   9.48

TOTAL RETURN (B)                                        6.25%       (10.62%)        53.95%      (4.49%)     (18.42%)      (3.79%)

RATIOS/SUPPLEMENTAL DATA:

           Net assets, end of period (000's)       $ 100,134       $ 60,123      $ 450,351  $ 306,423     $129,560    $  60,509
           Net expenses to average
                    daily net assets (a)                1.00%**     0.83%             0.87%      0.88%        0.93%       0.95%**
           Net investment income to average
                    daily net assets (a)               (0.03%)**   (0.02%)           (0.01%)     0.12%       (0.11%)     (0.32%) **
           Portfolio turnover rate                         0%         60%                8%        17%          25%         11%


*    For the period from the  commencement  of operations,  June 8, 1990 through
     February 28, 1991.
**   Annualized
(a)  Net of fees and expenses  voluntarily waived or borne by the Manager of the
     following per share amounts:                      $ 0.01       $ 0.01           $ 0.01    $ 0.01       $ 0.01       $ 0.01
(b)  Calculation  excludes  subscription  and redemption fees. The total returns would have been  lower had  certain  expenses  not been  waived  during the periods presented.
(c)  Return of capital for book purposes only. A  distribution  was required for tax purposes to avoid the payment of federal excise tax.
(d)  Based on average month end shares outstanding.

              See accompanying notes to the financial statements.


GMO JAPAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Japan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. Those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FUTURES CONTRACTS
     The Fund may purchase Japanese futures contracts. Japanese futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instruments or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash and U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in commitment value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract with the same broker, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. At August 31, 1995, there were no outstanding forward currency contracts.

     OPTIONS
     The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $4,990,483, collateralized by cash in the amount of $5,288,750, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income has been withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains, if any, at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and redemptions in-kind.

     Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .40% of the amount invested. In the case of cash redemptions, the premium is .70% of the amount redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995 the Fund received $24,000 in purchase premiums and no redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .75% of average daily net assets. The Manager has agreed to waive a portion of its fee until further notice to the extent that the Fund's annual expenses (including management fee but excluding brokerage commissions, transfer taxes and custodian fees) exceed .75% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $94. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost  of  purchases  and  proceeds  from  sales  of  securities,  excluding
     short-term  investments,   for  the  six  months  ended  August  31,  1995,
     aggregated $41,254,120 and $41,940, respectively.

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 94% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                                  Six Months Ended                Year Ended
                                                                  August 31, 1995             February 28, 1995
                                                                    (Unaudited)
     Shares sold                                                     3,741,979                   8,607,105
     Shares issued to shareholders in reinvestment
        of distributions                                                    --                   4,075,787
     Shares repurchased                                                     --                 (46,537,969)
     Net increase (decrease)                                         3,741,979                 (33,855,077)

     Fund shares:
       Beginning of period                                           6,591,242                  40,446,319
       End of period                                                 10,333,221                  6,591,242


6.   FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at August 31, 1995 is as follows:

     FUTURES CONTRACTS

   Number of                                                         Net Unrealized
   Contracts       Type          Expiration Date     Contract Value   Appreciation
   Buys
     9             TOPIX         September 1995      $   1,313,936     $    82,627
     5             TOPIX         December 1995             732,006          12,606
                                                                       $    95,233


GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

 SHARES          DESCRIPTION                                                         VALUE ($)
                 STOCK AND EQUIVALENTS - 89.6%
                 ARGENTINA - 5.3%
     6,446,978   Acindar Industria Argentina de Aceros SA Class A *                 4,585,865
     7,031,520   Alpargatas SA *                                                    2,849,048
       749,900   Astra Cia Argentina                                                1,301,662
       731,815   Atanor Cia Naci *                                                  1,500,896
    10,199,657   Cia Celulosa Argentina SA Class B *                                3,857,206
       858,556   Ciadea SA (Bearer)                                                 3,521,664
       172,954   Corcemar Class B *                                                   865,159
        83,622   Fiplasto Class B                                                     217,515
       194,381   Garovaglio Y Zorraquin *                                             637,857
     1,874,900   Indupa SA Industrial y Comercial *                                 1,069,174
       392,906   Industrias Petroq Koppers *                                        1,729,565
       327,321   Juan Minetti SA (1 Vote)                                           1,038,075
     1,823,160   Ledesma SA                                                         2,061,098
        67,983   Pirelli Cables Industria *                                           133,987
       688,358   Polledo  *                                                           592,254
       450,430   Quimica Estrella Class B                                             292,911
       468,308   Rigolleau Christalerias Preferred *                                  243,630
     6,679,418   Siderca                                                            5,446,176
        15,703   YPF Sociedad Anonima ADR                                             276,765
                                                                                   32,220,507
                 BRAZIL - 13.0%
    65,000,000   Acesita Cia Acos Espec Preferred                                     489,185
     5,521,000   Acos Villares SA Preferred                                         2,016,570
   170,000,000   Avipal SA Common                                                     429,451
   199,446,000   Banco de Brasil SA Preferred *                                     3,186,769
   354,319,000   Banco Estado Sao Paulo Preferred *                                 2,647,929
   148,940,000   Banco Nacional Preferred                                           2,712,133
     4,400,000   Belgo Mineira Common (Registered)                                    426,037
     7,770,000   Belgo Mineira Preferred (Registered)                                 654,281
        55,136   Brahma Preferred New *                                                14,543
     3,000,000   Brahma Preferred (Registered)                                      1,120,994
     2,319,000   Brasinca Industrial SA Preferred                                     432,044
     7,802,000   Caemi Min E Metal Preferred                                          613,451
    50,700,000   Cemig Preferred                                                    1,147,361
    35,700,000   Cia Energetica de Sao Paulo SA Preferred (Registered) *            1,333,982
    90,500,000   Cia Hering Preferred (Registered)                                    995,448
     1,770,000   Cimento Port Itau Preferred (Registered)                             530,972
        51,400   Cofap Cia Fabricadora Pecas Preferred                                378,717
    75,000,000   Companhia Paranaense Common                                          603,126
     2,236,000   Copene-Petroquimica do Nordeste SA Class A Preferred               1,470,975
     6,700,000   Duratex Preferred                                                    352,401
    60,053,771   Electrobras Class B Preferred (Registered)                        16,561,326
     9,800,000   Electrobras Common                                                 2,712,910
     1,300,000   Iochpe Maxion Preferred                                              435,135
   147,000,000   Iparanga Brasil De Petroleo Preferred                              1,547,287
     2,380,000   Itaubanco Preferred (Registered)                                     749,034
       395,000   Klabin Preferred                                                     582,075
    42,420,000   Mesbla Preferred (Registered) *                                    1,374,782
    13,600,000   Metal Leve Industry Preferred 2.50% (Registered)                     267,691
   335,746,000   Olvebra Preferred *                                                   81,282
   141,700,000   Paranapanema Preferred                                             2,088,101
    40,500,000   Petroleo Brasileiro SA Preferred                                   3,900,584
     3,930,000   Sider Tubarao Class B Preferred                                    2,709,489
    56,700,000   Siderurgica Nacional Common                                        1,265,239
    31,700,000   Siderurgica Riograndense Preferred (Registered)                      707,373
        16,000   Telebras Sponsored ADR                                               660,000
   410,031,000   Telecomunicacoes Brasileiras SA Common                            15,105,610
    93,200,000   Telecomunicacoes Brasileiras SA Preferred                          4,041,724
       249,222   Telecomunicacoes de Sao Paulo SA Preferred                            40,923
   857,400,000   Usiminas Preferred                                                   875,404
       251,000   Varig Preferred (Registered) *                                       937,898
     1,000,000   Weg Preferred (Registered)                                           513,657
                                                                                   78,713,893
                 CHINA - 1.1%
     6,100,000   Champion Technology                                                  583,129
     1,066,000   Chengdu Telecom Cable  *                                             275,417
       866,650   China First Pencil Class B                                           282,528
        24,000   China Tire Hldgs Ltd                                                 219,000
     4,526,000   Maanshan Iron & Steel Series H                                       754,236
     2,070,000   Qingling Motor Co Ltd                                                541,500
     1,172,900   Shanghai Chlor-Alkali Chemical Co Series B                           368,291
     1,639,990   Shanghai Erfangji Textile Class B *                                  285,358
       434,160   Shanghai Haixin Co Class B                                           184,952
     2,408,000   Shanghai Haixin Shipping Class H                                     264,410
     1,140,100   Shanghai Hero Co Ltd Class B                                         348,871
     1,000,000   Shanghai Petrochemical Co Series H                                   326,185
       437,800   Shanghai Phoenix Bicycle Series B                                     91,938
       612,500   Shenzhen China Bicycle Co Class B                                    213,635
       770,000   Shenzhen Konka Electronic B  *                                       442,643
       316,000   Sime Darby H.K.                                                      383,723
     4,810,000   Tianjin Bohai Chemical Industry                                      553,016
     1,900,000   Yizheng Chemical Fibre Co                                            564,527
                                                                                    6,683,359
                 CZECH REPUBLIC - 0.7%
        20,300   Ceske Energeticke Zavody  *                                          792,674
        45,700   Czech Republic Fund Inc                                              554,113
         2,300   IPS Praha                                                            183,897
        27,200   Komercni Bank As GDR 144A                                            489,600
           950   Metrostav AS                                                          75,604
         1,600   Sepap AS *                                                           100,558
        13,300   SPT Telecom AS *                                                   1,271,142
         1,380   Stavby Silnic A Zeleznic SA *                                         56,452
         9,600   Synthesia *                                                          295,961
         3,700   Vertex SA *                                                          154,797
                                                                                    3,974,798
                 GREECE - 4.3%
        18,220   Aktor                                                                316,121
        34,820   Alpha Leasing                                                        881,153
        32,400   Aluminum of Greece Preferred 7.83%                                 1,529,452
        11,000   Aluminum of Greece (Registered)                                      535,318
        26,200   Atti-Kat SA                                                          288,268
       750,470   Balkan Export *                                                      444,613
       236,900   Boutaris Wine Co *                                                   973,432
       211,246   Commercial Bank of Greece (Registered)                             7,804,120
        10,029   Credit Bank Athens (Registered)                                      592,467
        50,270   Ergo Bank SA (Registered)                                          2,308,128
       108,880   Etba Leasing (Registered)                                          1,955,902
        87,500   Etma Rayon Manufacturing                                             444,335
        79,600   Hellenic Technodom SA                                              1,876,245
        28,850   Ionian Bank (Registered)                                             656,824
        64,100   Klonatex SA Preferred                                                781,217
        67,975   National Bank of Greece (Registered)                               3,758,199
         6,250   National Investment Bank for Industrial Development (Registered)     132,772
         2,275   National Mortgage Bank of Greece *                                    60,652
        88,750   Petzetakis SA Preferred *                                            319,234
        14,500   Petzetakis SA *                                                       68,724
        83,800   Shelman *                                                            521,294
                                                                                   26,248,470
                 HUNGARY - 0.3%
        25,500   Danubus Hotel (Registered)                                           245,183
        13,771   Egis Gyogysergyar                                                    323,076
         7,600   Graboplast (Registered)                                               93,535
         1,943   Matav  (Registered) *                                                294,428
         8,460   Pannonplast Muanyagipari                                             104,119
        10,000   Pick Szeged (Bearer)                                                 510,750
        11,267   Richter Gedeon Vegyeszeti Gyar                                       199,332
         5,874   Zalakeramia AG                                                       151,363
                                                                                    1,921,786
                 INDIA - 5.9%
       238,000   Arvind Mills Ltd GDR *                                               892,500
        25,000   Ashok Leyland GDR 144A                                               312,500
        55,000   Ashok Leyland Ltd GDR                                                687,500
         7,000   Bajaj Auto GDR 144A                                                  211,750
       185,300   Bombay Dyeing and Manufacturing GDR *                              1,899,325
        95,000   Bombay Dyeing and Manufacturing Warrants 12/2/95 *                   142,500
        45,000   DCW *                                                                315,000
        16,000   Finolex Cables Ltd GDR  *                                            112,000
       166,000   Garden Silk Mills GDR *                                              871,500
        63,500   Grasim Industries Ltd GDS 144A                                     1,476,375
        45,000   Great Eastern Shipping Co GDR 144A                                   360,000
       131,000   Great Eastern Shipping Co GDR *                                    1,048,000
        55,000   Hindalco Industries GDR *                                          1,925,000
        20,000   Hindalco Industry Ltd Warrants 11/2/95                               375,000
       100,000   Hindustan Development Corp GDR  *                                     66,000
       300,000   Hindustan Development Corp GDR 144A                                  198,000
        97,000   Hindusthan Development Corp GDR                                      126,100
        81,000   India Cements GDR                                                    719,280
        30,000   India Fund Inc                                                       292,500
        40,000   Indian Aluminum 144A                                                 280,000
       189,100   Indian Petrochemical GDR  *                                        2,694,675
        20,000   Indian Rayon & Industries GDR *                                      270,000
        90,000   Indo Gulf Fertilizers GDR 144A                                       189,000
       100,000   Indo Gulf Fertilizers GDR                                            210,000
       100,000   Jain Irrigation Systems Ltd EDR *                                    388,000
       176,000   Jct Limited GDR (Registered) *                                     2,244,000
       115,200   Larsen & Toubro GDR *                                              2,246,400
        90,500   Mahindra Mahindra GDR *                                            1,153,875
        87,400   Morgan Stanley India Fund Inc                                        906,775
       100,000   NEPC Micon Ltd GDR 144A                                              160,000
        40,000   Raymond Woolens GDR *                                                680,000
       295,500   Reliance Industries GDR *                                          5,466,750
        50,000   Sanghi Polyesters GDS 144A                                           150,000
       265,000   Siv Industries GDR *                                               1,166,000
       168,500   Southern Petrochemical GDR (Registered) *                          1,474,375
        20,000   Sterlite Industrieltd GDR *                                          270,000
       161,000   TATA Engineering Warrants expires 8/3/96 *                         1,070,650
        43,000   Tube Investment GDR 144A                                             236,500
        25,000   Tube Investments of India GDR                                        137,500
        28,000   Usha Beltron GDR 144A                                                112,000
       655,000   Videocon International GDR *                                       2,259,750
        26,000   Wockhart GDR *                                                       195,000
                                                                                   35,992,080
                 INDONESIA - 6.3%
       428,000   Andayani Megah (Foreign Registered)                                  339,907
     1,746,500   Astra International (Foreign Registered)                           3,486,835
       104,500   Bank Bali Warrants 8/29/00 (Foreign Registered) *                     59,938
       705,375   Bank Bali (Foreign Registered)                                     1,680,576
     1,013,250   Bank Dagang Nasional Ind (Foreign Registered)                      1,028,226
       825,000   Bank Danamon Pt (Foreign Registered)                               1,273,991
       250,400   Bank International Indonesia (Foreign Regestered)                    900,402
       800,250   Bank Private Development Finance (Foreign Registered)                688,501
       700,000   Barito Pacific Timber (Foreign Registered)                           756,673
        50,000   Cipendawa Farm Enterprise (Foreign Registered)                        63,975
       370,000   Ciputrav Devlopment (Foreign Registered)                             808,074
     1,270,000   Dharmala Intiland (Foreign Registered)                               784,469
     2,854,000   Duta Anggada (Foreign Registered)                                  2,046,217
     3,839,000   Gadjah Tunggal (ForeignRegistered)                                 2,794,772
     1,870,000   Great River Industries (Foreign Registered)                        1,175,711
     3,816,500   Hadtex Indosyntec (Foreign Registered)                             2,020,649
     2,373,100   Indah Kiat Pulp and Paper (Foreign Registered) *                   3,271,978
       204,000   Indocement Tunggal (Foreign Registered)                              724,553
        95,700   Indorama Synthetics (Foreign Registered)                             316,678
     2,838,000   Jakarta International Hotel and Development (Foreign Registered)   3,318,200
     2,079,000   JAPFA Comfeed Indonesia (Foreign Registered)                       1,261,251
       223,000   Kawsan Industri Jabeka (Foreign Registered)                          383,719
       552,000   Metrodata Electronics (Foreign Registered)                           401,853
     2,123,500   Multipolar (Foreign Registered)                                    1,124,289
       287,000   Pabrik Kertas Tjiwi (Foreign Registered)                             633,135
     1,991,500   Pan Brothers Textile (Foreign Registered) *                          527,201
     3,498,000   Polysindo Eka Perkasa (Foreign Registered)                         1,543,349
       221,500   Pt Jaya Real Property (Foreign Registered) *                         693,867
     1,258,500   Rig Tenders Indonesia (Foreign Registered)                           263,749
       806,000   Semen Gresik (Foreign Registered)                                  2,418,178
       352,000   Sinar Mas Agro (Foreign Registered)                                  264,019
         2,500   Trafindo Perkasa (Foreign Registered) *                                1,875
     1,859,550   Ungul Indah Corp (Foreign Registered)                              1,558,855
                                                                                   38,615,665
                 KOREA - 9.7%
         5,160   Asia Cement Manufacturing                                            221,028
        57,892   Boram Bank                                                           782,762
         8,860   Central Investment and Finance                                       194,801
        13,215   Cho Hung Bank Co Ltd                                                 175,212
        68,300   Coryo Securities Preferred *                                         781,758
        70,760   Daegu Bank                                                         1,123,082
        11,805   Daegu Bank New *                                                     176,251
       172,400   Daewoo Heavy Ind Ltd Preferred *                                   1,398,019
       151,250   Daewoo Sec Ltd Preferred 15.98% *                                  3,268,248
        24,600   Daihan Investment and Finance Preferred 23.40% *                     397,698
       140,900   Daishin Secs Preferred 18.00% *                                    1,640,067
        47,640   Dong Shin Construction                                               597,656
        12,900   Dongbu Construction Co Preferred *                                   141,813
        29,990   Dongbu Industrial Co Preferred 4.84% *                               274,999
        73,370   Dongbu Steel Preferred *                                           1,053,294
       193,600   Dongsuh Securities Preferred *                                     2,391,205
        17,770   Haitai Confectionary Preferred                                       153,982
        62,120   Haitai Confectionery Co Ltd                                          972,131
        30,000   Han Dok Preferred                                                    174,599
        40,000   Han Wha Corp                                                         641,490
         6,328   Han Wha Corp Preferred New                                           101,484
       111,176   Hana Bank                                                          2,377,660
        94,250   Hanbo Steel & General Construct                                    1,243,339
       108,407   Hanil Bank                                                         1,373,279
        66,000   Hanil Synthetic Fiber Preferred *                                    388,386
         8,500   Hannong                                                              626,617
        33,500   Hanshin Securities Co Preferred *                                    437,597
        16,700   Hanwha Chemical Preferred *                                          155,510
        63,700   Hyundai Motor Service Preferred *                                  1,705,367
        29,350   Inkel                                                                421,346
        31,890   Inkel Corp Preferred                                                 255,301
        48,500   Kang Won Industrial Preferred (Non Voting) *                         461,039
        10,600   Keum Kang Ltd                                                        792,532
        35,000   Kia Motors GDS 144A                                                  647,500
        39,500   Kolon Construction Co Ltd Preferred 2.03% *                          388,257
        41,200   Kolon Industries Preferred *                                         559,493
        21,200   Kolon International Corp *                                           205,639
       246,814   Korea First Bank                                                   2,518,575
        48,290   Korea Fund                                                           977,873
        69,400   Korea Kumho Petrochemical                                            813,197
        68,325   Korea Long Term Credit Bank                                        2,080,546
        69,600   Kum Ho & Co Inc Preferred 2.02% *                                    427,574
        56,800   Kumho Construction & Engineering Preferred *                         454,723
        48,800   Kumho Petrochemical Preferred                                        382,473
         7,106   Kwangju Bank New *                                                    81,886
        34,000   Kwanju Bank                                                          391,800
        20,000   Kyung Nam Bank                                                       239,524
        11,910   Kyungnam Wool Text Preferred *                                       117,067
        54,000   Lg Securities Co Preferred 50.00% *                                  712,364
       122,400   Lucky Chemical Ltd Preferred *                                     1,424,728
        37,400   Oriental Brewing Co Ltd Preferred *                                  377,289
        29,900   Pacific Chemical Co Ltd Preferred *                                  336,433
        28,882   Sam Hee Investment and Finance Co Ltd                                466,923
        31,000   Sam Whan Preferred *                                                 376,875
        65,800   Sammi Corp Preferred *                                               314,873
        33,139   Samsung Display Devices Preferred *                                1,354,576
         4,755   Samsung Electronic New Preferred *                                   406,115
           176   Samsung Electronic New Common *                                       35,572
        50,352   Samsung Electronics Preferred (Non Voting) *                       4,530,833
        35,439   Shin Han Investment and Finance Co Ltd                               806,682
        26,022   Shin Poong Paper Manufacturing                                     1,228,405
        20,161   Shinhan Bank (New) *                                                 393,729
       109,800   Shinhan Bank *                                                     2,577,431
         7,387   Shinhan Investment and Finance Preferred New *                        79,297
        12,700   Shinhan Investment & Financial Preferred                             136,330
        27,000   Shinwon Preferred *                                                  421,657
        92,300   Shinyoung Securities Preferred *                                   1,193,740
        56,600   Ssangyong Investment Securities Co Preferred 59.90% *                724,703
        29,330   STC Corp                                                             660,039
        27,100   STC Corp Preferred (Non Voting) *                                    281,445
         9,350   Sung Bo Chemical Co                                                  279,339
        47,300   Sunkyong Ltd Preferred *                                             593,391
        14,350   Sunkyong Securities                                                  243,126
        70,700   Sunkyong Securities Preferred 13.11% (Non Voting) *                  757,108
        46,060   Tong Yang Cement Corp Preferred *                                    696,976
        22,700   Tong Yang Investment & Financial Preferred *                         278,906
        42,000   Tong Yang Securities Co Preferred 77.36% *                           470,409
                                                                                   59,344,973
                 MALAYSIA - 10.2%
       731,000   Amsteel Corporation Berhad                                           641,639
       584,800   Amsteel New A Shares *                                               513,311
       146,200   Amsteel Rights Expires 10/95 *                                        -
       243,666   Amsteel Rights to Warrants Expire 10/95 *                             -
     1,746,000   Berjaya Group                                                      1,357,611
     1,062,000   Berjaya Industrial Berhad                                            744,890
        94,000   Berjaya Leisure                                                       81,002
       285,000   Cement Industries of Malaysia Berhad                                 930,962
        22,000   Esso Malaysia Bhd                                                     63,928
     2,178,000   Golden Hope Plantations Berhad                                     3,648,914
     1,144,000   Guinness Anchor Berhad                                             2,044,986
     1,243,000   IGB Corp Bhd                                                       1,120,942
       483,000   Kedah Cement Bhd                                                     801,451
       961,000   Kuala Lumpur Kepong                                                2,869,519
     2,225,000   Kumpulan Guthrie Berhad                                            3,477,956
     1,345,000   Malayan Cement Berhad                                              2,479,760
     1,292,000   Malaysia Mining Berhad                                             2,102,413
     1,165,000   Malaysian International Ship (Alien Market)                        3,338,577
       363,000   Malaysian Tobacco Co Berhad                                          611,062
     1,601,000   Malaysian United Industries                                        2,913,242
     1,916,000   MBF Capital Berhad                                                 2,227,014
       571,000   Metroplex Berhad                                                     503,487
       350,000   Nestle Malaysia                                                    2,637,275
     1,302,000   Nylex Berhad                                                       4,174,750
     1,032,000   Olympia Industries                                                   972,024
       139,000   Perusahaan Otomobil                                                  532,044
       247,000   Public Bank Berhad (Foreign Registered)                              544,489
       488,000   Rothmans of Pall Mall Malaysia Berhad                              3,833,587
       373,000   Shell Refinery Co                                                  1,173,567
     2,591,200   Sime Darby Berhad                                                  6,594,838
     1,156,000   Sime UEP Properties Berhad                                         2,339,800
     1,047,000   Tan Chong Motor                                                    1,233,739
     1,196,000   Tractors Malaysia Holdings Berhad                                  1,831,150
       133,600   UMW Holding Berhad Warrants 1/26/00 (a) *                            156,893
     1,125,600   UMW Holdings Berhad                                                3,699,367
                                                                                   62,196,189
                 MEXICO - 7.1%
     6,680,000   Aerovias de Mexico SA de CV Class A *                                542,484
       432,000   Alfa SA Class A                                                    5,915,924
        59,300   Celanese Mexicana Series B                                         1,057,580
     2,262,480   Cydsa SA Class A *                                                 7,493,564
       946,000   Gigante SA Class B *                                                 228,968
       588,963   Grupo Fin Bancomer SA Class L                                        224,144
       780,600   Grupo Financiero Banamex Class B                                   1,588,546
        39,030   Grupo Financiero Banamex Class L                                      77,811
    12,972,000   Grupo Financiero Bancomer Class B                                  5,164,013
        60,400   Grupo Financiero Invermex Series L                                    26,353
       992,000   Grupo Financiero Invermexico Class B                                 432,815
       722,700   Grupo Financiero Serfin SA de CV Class B *                           616,827
        90,886   Grupo Mexico Class B Warrants 8/9/01 *                               376,280
     2,430,000   Grupo Situr SA Class B                                             1,354,299
        67,000   Sears Roebuck Mexico Series Class B *                                224,045
       118,500   Telefonos de Mexico ADR Series L                                   3,880,875
     1,133,100   Tubos de Acero de Mexico SA *                                      7,758,487
     1,763,280   Vitro SA                                                           5,306,687
       112,600   Vitro SA ADR                                                       1,041,550
                                                                                   43,311,252
                 PERU - 0.9%
       463,853   Banco De Credito Del Peru *                                          904,726
       219,430   Banco Weise *                                                        406,443
     1,048,410   CNC Trabajo  *                                                       673,827
       595,000   CPT Telefonica Del Peru B Shs                                      1,165,834
        11,642   El Pacifico Peruano  *                                               285,789
       176,689   Enrique Ferreyos                                                     236,584
        69,419   Milpo Minera T Shs                                                   534,469
        47,128   Minsur Trab                                                          656,279
       111,000   Southern Peru Copper T Shs *                                         479,572
                                                                                    5,343,523
                 PHILIPPINES - 0.0%
       492,000   Philex Mining Corp Class B *                                          64,537
       322,000   Robinsons Land Corp Class B *                                         45,965
       159,000   Sime Darby Pilipinas Inc                                             153,356
                                                                                      263,858
                 POLAND - 3.1%
        98,100   Agros Holdings Series C *                                          1,091,544
         6,800   Bank Przemyslowo Handlowy                                            220,109
       102,685   Bank Rozwoju Eksportu SA                                           1,582,965
        58,200   Bank Slaski                                                        3,296,783
        58,284   Debica Series A                                                      707,473
        96,000   Drosed                                                             1,013,797
       608,300   Elektrim SA (Bearer)                                               1,919,782
       202,835   Exbud SA *                                                         1,846,566
       106,309   Jelfa *                                                            1,225,898
        17,200   Polfa Kunto Series A *                                               222,699
       144,076   Polifarb Cieszyn (Bearer)                                            641,245
       314,300   Polifarb Wroclaw                                                     826,603
       531,300   Sokolow *                                                            479,385
       174,513   Universal SA                                                         462,497
       175,100   Vistula                                                              680,138
     1,064,600   Wielkopolski                                                       2,175,290
        54,495   Wolczanka SA                                                         529,185
                                                                                   18,921,959
                 PORTUGAL - 2.8%
       171,700   Banco Chemical (Registered)                                        1,710,256
        45,750   Banco Commercial Portugues (Registered)                              565,432
       140,100   Banco De Fomento Exterior SA                                       1,198,108
        63,840   Banco Espirito Santo e Commercial de Lisboa (Registered)             848,415
       212,800   Banco Espirito Santo e Commercial de Lisboa (Registered)           2,828,049
       287,100   Banco Totta & Acores (Registered)                                  5,531,308
        71,000   Banif Banco Internacional Funchal (Registered)                       633,233
        15,400   Cel-Cat Fabrica Nacional de Condutores Electricos SA *               273,487
        19,900   Cimpor Cimentos De Portugal SA (Registered)                          308,412
        19,000   Cristais Alcobaca  *                                                 261,469
        12,666   Cristais Alcobaca Preferred 6/2/95 New *                             174,304
        67,400   Empresa Fabril de Maquinas Electricas                                618,351
        44,500   Fisipe Fibra Sint                                                    303,278
        27,700   Investimentos Participacoes Gestao SA                                490,107
        60,700   Sonae Investimentos                                                1,378,286
                                                                                   17,122,495
                 RUSSIA - 0.4%
             7   Chernogorneft RDC 144A                                               525,000
            10   Irkutsken Ergo 144A (Participating Certificates)                     565,000
             8   Lukoil Holding RDC 144A                                            1,100,000
            80   Mosengergo RDC 144A                                                  236,000
             6   Rostelecom RDC 144A                                                  288,000
                                                                                    2,714,000
                 SOUTH AFRICA - 10.4%
        58,400   AECI Ltd                                                             387,178
       553,585   Amalgamated Bank of South Africa                                   2,149,110
       115,500   Anglo American Corp (Registered)                                   6,173,262
        40,900   Anglo American Platinum *                                            318,680
        64,000   Beatrix Mines Ltd                                                    564,281
       348,800   De Beers Centenary Link Units                                      8,939,922
       106,000   De Beers Cons Mines Ltd ADR                                        2,722,875
       335,300   Del Monte Royal Foods Ltd                                            394,174
       169,500   Driefontein Consolidated Ltd                                       2,509,309
        56,300   Eastvaal Gold Holdings *                                             103,126
       258,600   Elandsrand Gold Mining Co Ltd                                      1,413,984
       160,300   Engen Ltd                                                            997,013
       117,700   First National Bank                                                  748,144
       328,800   Free State Consolidated Gold Mines                                 3,851,843
        30,000   Free State Consolidated Gold Mines ADR                               348,750
       439,700   Genbel Investments Ltd                                             1,045,831
        19,700   Harmony Gold Mining                                                  177,732
        72,800   Impala Platinum Hldings Ltd                                        1,850,974
        40,900   JCI Ltd *                                                            324,270
        40,900   Johnnies Industrial Corp (Registered)                                469,633
        82,800   Kloof Gold Mining Company                                            939,430
        10,000   Kloof Gold Mining Ltd ADR                                            113,750
       392,900   Lebowa Platinum Mines *                                              440,405
       239,800   Loraine Gold Mines Ltd *                                             917,832
        13,600   Nedcor Ltd Units 144A                                                693,600
        50,000   Pick'N Pay Stores Ltd                                                148,999
        77,600   Polifin *                                                            158,053
        84,600   Randfontein Estates Goldmine                                         543,531
       373,500   Rembrandt Group Ltd                                                2,986,775
        76,300   Richemont Secs AG  Series A                                          923,047
        88,900   Sappi Ltd                                                          1,701,319
       517,321   Sasol Ltd                                                          4,419,734
     3,857,300   South African Iron & Steel                                         4,429,133
        36,600   Southvaal Ltd                                                      1,050,646
        34,100   Standard Bank Investment Corp                                      1,128,043
       372,000   Sun International Ltd                                              2,339,143
        15,369   Tongaat-Hulett Group Ltd                                             192,231
       241,383   Western Areas Gold Mining                                          3,778,054
        27,400   Western Deep Levels                                                  943,859
                                                                                   63,337,675
                 SRI LANKA - 0.4%
       121,000   Aitken Spence & Co                                                   442,769
     1,009,700   Blue Diamonds Jewelery Ltd *                                         420,301
        26,500   Development Finance Corp                                             156,486
        86,700   Hayleys Ltd                                                          320,614
       124,000   John Keells Holdings Ltd                                             470,552
       116,900   Lanka Walltile Ltd                                                   140,325
        96,000   National Development Bank                                            479,535
                                                                                    2,430,582
                 TAIWAN - 4.7%
       393,800   Asia Cement                                                          640,151
        10,534   Asia Cement Corp GDR 144A *                                          197,513
     2,864,000   Chia Hsin Flour                                                    1,593,541
     1,326,000   Chia Hsin Livestock *                                                728,148
     4,660,000   China Steel                                                        3,558,804
        28,300   China Steel Corp GDR 144A *                                          537,700
       384,000   China Wire & Cable                                                   234,606
     3,988,000   Chung Shing Textile *                                              1,805,608
       297,000   Ensure Co Ltd *                                                      224,656
       330,000   Feng An Metal Industrial Co Ltd                                      262,819
       739,000   Formosa Chemicals and Fiber Co                                       693,367
     2,225,000   Goldsun Development & Construction                                 1,456,470
       402,320   Hua Engineering Wire and Cable                                       277,987
     2,028,350   Kwong Fong Industries Corp                                         1,113,830
       525,330   Laelae Enterprise Co Ltd *                                           435,578
       292,600   Li Peng                                                              167,060
       240,000   Megamedia Corp                                                       260,954
     1,007,360   Pacific Construction                                                 670,401
       820,600   Pacific Elec Wire                                                    584,907
       412,385   Pao Shiang Construction & Industrial                                 241,450
        15,600   President Enterprises Corp GDS                                       175,500
       545,600   Prince Housing Develop Corp                                          331,352
       365,900   R O C Taiwan Fund                                                  3,796,213
       430,000   Shin Yih Fiber                                                       323,696
        21,000   Taiwan Cement                                                         26,424
       387,000   Taiwan Match & Woodwork Co Ltd                                       865,536
       587,000   Taroko Textile *                                                     279,646
         6,731   Tuntex Distinct Corp GDR 144A                                         45,434
        74,421   Tuntex Distinct Corp GDS *                                           502,342
     1,723,210   Universal Cement                                                   1,366,135
       867,000   Wan Yu Paper *                                                       425,649
     1,918,000   Yieh Loong Co                                                      1,136,934
     5,523,000   Yue Loong Motor *                                                  3,394,381
       367,000   Yuen Foong Yu Manufacturing                                          304,298
                                                                                   28,659,090
                 THAILAND - 0.2%
       165,400   Bangkok Rubber Public Co Ltd (Foreign Registered)                    117,153
       142,400   CP Feedmill Public Co Ltd (Foreign Registered)                       767,119
       227,600   GFPT Pub Co Ltd (Foreign Registered) *                               122,610
       304,100   NEP Realty and Industry Co Ltd (Foreign Registered) *                145,619
        87,200   Prasit Development (Foreign Registered) *                            121,788
       175,600   Saha Union Public Co Ltd (Foreign Registered)                        231,237
                                                                                    1,505,526
                 TURKEY - 1.7%
     2,005,000   Akal Tekstil                                                         563,027
     1,000,000   Akbank                                                               254,810
     2,100,000   Bagfas                                                               917,317
     2,520,000   Eczacibasi Ilac *                                                    283,058
     7,365,000   Eregli Demir ve Celik Fabrikalari Turk Anonim Sirketi              1,026,427
     4,400,000   Global Menkul Degerler *                                             384,399
    12,000,000   Hurriyet Gazette *                                                   636,505
    25,170,000   Izmir Demir Celik                                                    667,535
     1,130,000   Netas Telekomunik                                                    423,089
     1,080,000   Petkim                                                               842,434
    10,024,000   Tofas Otomobil Fab                                                 1,522,105
     2,000,000   Turk Sise Cam                                                        426,417
     2,700,000   Turkiye Garanti Bankasi AS                                           241,498
    38,000,000   Yapi Ve Kredi Bankasi AS                                           1,995,840
                                                                                   10,184,461
                 UNITED KINGDOM - 0.3%
       830,322   Lonrho Plc                                                         2,084,603

                 VENEZUELA - 0.8%
       384,799   Ceramica Carabobo Class A ADR                                        404,039
     1,030,000   Ceramica Carabobo Class B ADR                                      1,071,200
        11,040   Mantex SAICA ADR                                                      40,020
       174,975   Siderurgica Venezolana Sivensa                                        65,956
     1,028,000   Siderurgica Venezuela ADR                                          1,562,560
        82,500   Sudamtex de Venezuela ADR                                            360,938
       124,800   Venezolana de Cementos                                               166,121
       527,000   Venezolano de Pulpa y Papel GDS 144A                               1,054,000
         2,333   Veprecar GDS *                                                        13,065
                                                                                    4,737,899

                 TOTAL STOCK AND EQUIVALENTS (Cost $577,157,441)                  546,528,643

Par Value        CONVERTIBLE BONDS - 0.9%
                 INDIA - 0.4%
$    1,950,000   Essar Gujarat, 5.5% due 8/5/98                                     1,940,250
       700,000   Sterlite, 3.50%  due 6/30/99                                         598,500
                                                                                    2,538,750
                 KOREA - 0.3%
       800,000   Samsung Display Devices, 0.50% due 4/12/02                           850,000
       945,000   Ssangyong Oil Refining, 3.75% due 12/31/08                           987,525
                                                                                    1,837,525
                 SOUTH AFRICA - 0.2%
       350,000   Liblife International, 6.50% due 9/30/04                             396,375
       845,000   Sappi Bvi Finance Ltd, 7.50% due 8/1/02                              870,350
                                                                                    1,266,725
                 THAILAND - 0.0%
       566,000   Bangkok Land Ltd, 4.50% due 10/13/03 (Foreign Registered)            299,980


                 TOTAL CONVERTIBLE BONDS (Cost $6,818,763)                          5,942,980

Principal Amount
  of Contracts
(000's omitted)  CALL OPTIONS PURCHASED - 0.2%
                 South Africa - 0.2%
SAR          5   South Africian Index, Expires 3/15/96 Strike 5550 *                  662,620


                 TOTAL CALL OPTIONS PURCHASED (Cost $965,636)                         662,620

                 SHORT-TERM INVESTMENTS - 1.5%
                 United States - 1.5%
$    8,700,000   First National Bank of Chicago Time Deposit, 5.81% due 9/1/95      8,700,000


                 TOTAL SHORT-TERM INVESTMENTS (Cost $8,700,000)                     8,700,000

                 TOTAL INVESTMENTS - 92.2%
                 (Cost $593,641,840) * *                                          561,834,243

                 Other Assets and Liabilities (net) -  7.8%                        47,795,350

                 TOTAL NET ASSETS - 100.0%                                      $ 609,629,593



                 NOTES TO THE SCHEDULE OF INVESTMENTS:

                 ADR  American Depositary Receipt

                 EDR  European Depositary Receipt

                 GDR  Global Depositary Receipt

                 GDS  Global Depositary Shares

                 Currency Abbreviation
                 SAR  South African Rand

                 144A  Securities exempt from registration under rule 144A of the Securities
                       Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                 (a)       Security valued by management (Note 1).

                 *         Non-income producing security.

                 *       * The aggregate identified cost for federal income tax purposes  is  $593,641,840, resulting in gross unrealized appreciation and depreciation of $32,453,001 and $64,260,598, respectively, and net unrealized depreciation of $31,807,597.

                           See accompanying notes to the financial statements.]

            At August 31, 1995, industry sector diversification of the Fund's equity investments was as follows:


                                                                              Percentage of
            INDUSTRY SECTOR                                                    Net Assets
            Banking                                                                 12.8 %
            Services                                                                10.6
            Primary Processing                                                       6.6
            Metals and Mining                                                        6.5
            Construction                                                             5.7
            Financial Services                                                       5.1
            Textiles                                                                 4.5
            Utilities                                                                4.2
            Telecommunications                                                       3.9
            Automotive                                                               3.7
            Chemicals                                                                3.5
            Oil and Gas                                                              3.1
            Consumer Goods                                                           3.0
            Miscellaneous                                                            3.0
            Real Estate                                                              2.3
            Food and Beverage                                                        2.0
            Transportation                                                           1.9
            Machinery                                                                1.9
            Technology                                                               1.9
            Paper and Allied Products                                                1.0
            Manufacturing                                                            0.9
            Computers and Office Equipment                                           0.5
            Retail Trade                                                             0.4
            Insurance                                                                0.4
            Health Care                                                              0.2

                                                                                    89.6 %



            See accompanying notes to the financial statements.


GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31,1995 (UNAUDITED)


ASSETS:
                Investments, at value (cost $584,941,840) (Note 1)                                $              553,134,243
                Short-term investments, at cost (Note 1)                                                           8,700,000
                Foreign currency, at value (cost $21,309,695) (Note 1)                                            21,300,056
                Cash                                                                                               1,060,170
                Receivable for investments sold                                                                   16,259,749
                Receivable for Fund shares sold                                                                   21,321,000
                Dividends and interest receivable                                                                  1,664,747
                Receivable for open forward foreign currency contracts (Note 6)                                    2,333,982
                Foreign withholding taxes receivable                                                                  23,372
                Receivable for expenses waived or borne by Manager (Note 2)                                           10,117

                              Total assets                                                                       625,807,436


LIABILITIES:
                Payable for investments purchased                                                                 15,073,192
                Payable for open forward foreign currency contracts (Note 6)                                         440,524
                Payable to affiliate for management fee  (Note 2)                                                    501,912
                Accrued expenses                                                                                     162,215

                              Total liabilities                                                                   16,177,843


NET ASSETS      (equivalent to $10.53 per share based
                on 57,879,323 shares outstanding, unlimited shares authorized)                    $              609,629,593

NET ASSETS CONSIST OF:
                Paid-in capital                                                                   $              659,958,844
                Accumulated undistributed net investment income                                                    6,289,965
                Accumulated undistributed net realized loss                                                      (26,585,344)
                Net unrealized depreciation                                                                      (30,033,872)

                              NET ASSETS                                                          $              609,629,593

                See accompanying notes to the financial statements.





GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT  OF  OPERATIONS  -  SIX  MONTHS  ENDED  AUGUST  31,  1995  (UNAUDITED)

INVESTMENT INCOME:
                  Dividends (net of foreign tax expense of $1,158,614)                   $             8,819,966
                  Interest                                                                               884,849

                            Total income                                                               9,704,815
EXPENSES:
                  Management fee (Note 2)                                                              2,504,377
                  Custodian fees                                                                         562,962
                  Stamp duties and transfer taxes                                                        297,070
                  Audit fees                                                                              30,452
                  Transfer agent fees                                                                     13,800
                  Legal fees                                                                               8,930
                  Registration fees                                                                        7,180
                  IOF Fees Brazil (Note 1)                                                                 7,122
                  Insurance                                                                                2,490
                  Trustee fee (Note 2)                                                                       916
                  Miscellaneous                                                                              818

                            Total expenses                                                             3,436,117

                            Less:  expenses waived by Manager (Note 2)                                   (21,267)

                            Net expenses                                                               3,414,850

                                     Net investment income                                             6,289,965
REALIZED AND UNREALIZED GAIN (LOSS):
                            Net realized loss on:
                                     Investments                                                     (23,189,158)
                                     Foreign currency, forward contracts and foreign
                                              currency related transactions                             (821,147)
                                                 Net realized loss                                   (24,010,305)

                            Change in net unrealized appreciation (depreciation) on:
                                     Investments                                                      61,876,602
                                     Foreign currency, forward contracts and foreign
                                              currency related transactions                            1,808,800
                                                 Net unrealized gain                                  63,685,402

                            Net realized and unrealized gain                                          39,675,097

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $            45,965,062

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED
                                                                                 AUGUST 31, 1995                    YEAR ENDED
                                                                                   (UNAUDITED)                  FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
              Net investment income                                         $          6,289,965   $                    2,567,359
              Net realized gain (loss)                                               (24,010,305)                      10,748,639
              Change in net unrealized appreciation (depreciation)                    63,685,402                      (99,215,818)

              Net increase (decrease) in net assets
                       resulting from operations                                      45,965,062                      (85,899,820)

Distributions to shareholders from:
              Net investment income                                                   -                                (2,332,870)
              Net realized gains                                                      (7,081,456)                      (7,201,224)

                                                                                      (7,081,456)                      (9,534,094)

Fund share transactions:  (Note 5)
              Proceeds from sale of shares                                           180,160,147                      374,416,514
              Net asset value of shares issued to shareholders
                       in payment of distributions declared                            6,828,994                        8,065,981
              Cost of shares repurchased                                                (501,916)                     (17,198,392)

              Net increase in net assets resulting
                       from Fund share transactions                                  186,487,225                      365,284,103

              Total increase in net assets                                           225,370,831                      269,850,189

NET ASSETS:
              Beginning of period                                                    384,258,762                      114,408,573

              End of period (including accumulated undistributed
                       net investment income of $6,289,965 and $0,          $        609,629,593   $                  384,258,762
                       respectively)



                       See accompanying notes to the financial statements.




GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS ENDED                              PERIOD FROM DECEMBER 9, 1993
                                                           AUGUST 31, 1995        YEAR ENDED            (COMMENCEMENT OF OPERATIONS)
                                                            (UNAUDITED)         FEBRUARY 28, 1995            TO FEBRUARY 28, 1994

NET ASSET VALUE, BEGINNING OF PERIOD                     $       9.52            $     12.13                    $     10.00

Income (loss) from investment operations:
  Net investment income                                          0.11 (a)              0.05                            0.02 (a)
  Net realized and unrealized gain (loss)
   on investments                                                1.03                 (2.37)                           2.11

    Total from investment operations                             1.14                 (2.32)                           2.13

Less distributions to shareholders from:
  Net investment income                                            -                  (0.07)                          (0.00)(c)
  Net realized gains                                            (0.13)                (0.22)                            -
     Total distributions                                        (0.13)                (0.29)                          (0.00)

Net asset value, end of period                          $       10.53            $     9.52                     $     12.13

TOTAL RETURN (B)                                                12.03%             (19.51%)                           21.35%

RATIOS/SUPPLEMENTAL DATA:

                Net assets, end of period (000's)       $     609,630            $  384,259                     $   114,409
                Net expenses to average
                        daily net assets                         1.42%* (a)            1.58%                           1.64%* (a)
                Net investment income to average
                        daily net assets                         2.61%* (a)            0.85%                           0.87%* (a)
                Portfolio turnover rate                            26%                   50%                              2%

*                       Annualized.
(a)                     Net of fees and expenses voluntarily waived or borne by the manager of
                        the following per share amounts $          -              -              $        0.003
(b)                     Calculation  excludes  subscription and redemption fees.
                        The total  returns  would  have been  lower had  certain
                        expenses not been waived during the periods shown.
(c)                     The per share income distribution was $ 0.004.

                        See accompanying  notes to the financial statements.


GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31,
1995
1.   SIGNIFICANT ACCOUNTING POLICIES

The GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

PORTFOLIO  VALUATION
Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

FOREIGN CURRENCY  TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

FORWARD  CURRENCY  CONTRACTS
The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 6, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

SWAP AGREEMENTS
The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on anotional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 1995, there were no outstanding swap agreements.

OPTIONS
The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

TAXES
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

The Fund is subject to an Imposto Sobre Operacues Financeiras (IOF) tax which is imposed on certain investment transactions in Brazil.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if paid and received by the shareholders of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

EXPENSES
The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

PURCHASES AND REDEMPTIONS OF FUND SHARES
The premium on cash purchases of Fund shares is 1.60% of the amount invested. In the case of cash redemptions, the premium is .40% of the amount redeemed. For shares acquired on or prior to June 1, 1995, the premium on cash purchases was 2% and there was no premium on cash redemptions. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $3,127,882 in purchase premiums and no redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

INVESTMENT RISK
There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of 1.00% of average daily net assets. Effective June 27, 1995, the Manager has agreed to reduce to .98% of its 1.00% management fee. The Manager has also agreed to waive a portion of its fee until further notice to the extent that the Fund's annual expenses (including management but excluding custody fees, brokerage commissions and transfer taxes) exceed 1.18% of average daily net assets.

The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $916. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1995, aggregated $264,730,220 and $119,442,509, respectively.

4. PRINCIPAL SHAREHOLDERS

At August 31, 1995, 14% of the outstanding shares of the Fund were held by one shareholder.

5.   SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 1995                  Year Ended
                                                               (Unaudited)                 February 28, 1995

     Shares sold                                                 16,922,728                  31,656,227
     Shares issued to shareholders in reinvestment   of
      distributions                                                 653,492                     708,112
     Shares repurchased                                             (52,350)                 (1,438,354)
     Net increase                                                17,523,870                  30,925,985
     Fund shares:
      Beginning of period                                        40,355,453                   9,429,468
      End of period                                              57,879,323                  40,355,453



6.   FINANCIAL INSTRUMENTS

     A summary of outstanding forward currency contracts at August 31, 1995 is as follows:

                                                                                               Net Unrealized
                                                  Units of           In Exchange for            Appreciation
     Settlement Date       Deliver/Receive        currency          (in U.S. Dollars)          (Depreciation)
           Buys
           5/9/96          Malaysian Ringgit      142,193,046     $     57,589,546      $        (440,524)

           Sales
           2/1/96          Deutsche Marks          80,080,600     $     57,545,901      $        2,333,982



GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)


  SHARES      DESCRIPTION                                                                                      VALUE ($)
              STOCK AND EQUIVALENTS - 78.2%
              AUSTRALIA - 3.0%
     22,157   Adelaide Brighton Ltd                                                                                 21,018
    148,874   Australia and New Zealand Banking Group Ltd                                                          605,231
     12,464   Australian Gas & Light                                                                                42,038
     95,218   Australian National Industry Ltd                                                                      83,871
     54,300   Boral Ltd                                                                                            138,582
     66,600   Burns Philp & Co Ltd                                                                                 141,896
    156,026   Coles Myer Ltd                                                                                       506,271
    245,350   CSR Ltd                                                                                              868,145
     34,851   Email Ltd                                                                                             93,143
    566,400   Fosters Brewing Group Ltd                                                                            528,754
    227,298   Goodman Fielder Ltd                                                                                  207,057
     49,002   Hardie (James) Industries Ltd                                                                         84,481
      8,547   Memtec Ltd                                                                                            15,700
     10,998   Metal Manufactures Ltd                                                                                26,496
      2,500   Newcrest Mining Ltd *                                                                                 10,954
    288,569   News Corp Ltd                                                                                      1,659,783
    182,424   News Corp Ltd  Preferred 1.19%                                                                       942,138
     18,521   Opsm Protector Ltd                                                                                    30,118
    243,513   Pacific Dunlop Ltd                                                                                   575,652
     29,859   Pacific Magazines and Printing                                                                        58,896
     40,800   Pasminco Ltd *                                                                                        51,911
    293,500   Pioneer International Ltd                                                                            764,527
     54,018   Publishing & Broadcasting Ltd                                                                        164,703
      3,562   QBE Insurance Group Ltd                                                                               15,393
     39,462   QCT Resources Ltd                                                                                     48,129
      7,985   Rothmans Holdings                                                                                     28,314
     59,762   Santos Ltd                                                                                           157,921
     23,140   Schroders Property  *                                                                                 35,854
     92,560   Schroders Property Fund                                                                              149,820
     32,641   Seven Network Ltd                                                                                     83,551
     22,531   Smith (Howard) Ltd                                                                                   107,881
     70,942   Southcorp Holdings Ltd                                                                               151,147
     80,273   Stockland Trust Group                                                                                184,322
     44,600   TNT Ltd *                                                                                             60,775
     17,209   WD&HO Wills                                                                                           26,041
    112,100   Western Mining Corp Holdings Ltd                                                                     753,643
     13,398   Westfield Holdings                                                                                   126,084
    224,680   Westfield Trust Units                                                                                395,812
      2,585   Weston (George) Foods Ltd                                                                             12,085
    107,100   Westpac Banking Corp                                                                                 403,151
                                                                                                                10,361,288
              AUSTRIA - 1.0%
        100   Allgemeine Baugesellschaft AG                                                                         12,098
        399   Austrian Airlines *                                                                                   65,263
      2,809   Bank Austria AG (Participating Certificate)                                                           95,154
      2,404   Bau Holding AG (Non Voting)                                                                          123,548
      3,972   Brau Union AG                                                                                        221,815
        266   Constantia-Iso Holdings AG *                                                                          14,752
      4,998   Creditanstalt-Bankverein                                                                             272,339
      3,830   Creditanstalt-Bankverein Preferred 1.65%                                                             197,204
        340   EA-Generali AG                                                                                       100,036
        197   EA-Generali AG Preferred 6.00%                                                                        31,650
      1,774   EVN Energie-Versorgung Niederoesterreich AG                                                          231,617
        162   Jenbacher Werke AG                                                                                    26,811
        700   Lenzing AG                                                                                            63,007
      1,291   Leykam-Muerztaler Papier und Zellstoff AG *                                                           57,102
        523   Miba Holding AG Preferred  Series B 1.34%                                                             21,310
      3,507   OEMV AG                                                                                              333,992
      3,328   Oesterreichische Brau Beteiligungs AG                                                                168,457
      7,499   Oesterreichische Elektrizitaetswirschafts AG                                                         508,776
      5,060   Oesterreichische Laenderbank AG                                                                      401,578
      2,650   Oesterreichische Laenderbank AG Preferred (Non Voting)                                               118,750
        440   Perlmooser Zement                                                                                     33,855
      1,300   Radex-Heraklith AG                                                                                    46,302
        662   RAS Versicherungs AG                                                                                  95,530
      1,217   Steyr-Daimler-Puch AG *                                                                               21,908
        292   Strabag Oesterreich AG                                                                                39,424
        547   Universale Bau AG *                                                                                   19,853
      1,300   Veitsch-Radex AG                                                                                      31,203
        177   Wiener Allianz Versicherungs AG                                                                       39,315
        667   Wienerberger Baustoffindustrie AG                                                                    156,546
                                                                                                                 3,549,195
              BELGIUM - 0.1%
        136   Banque Bruxelles Lambert                                                                              21,585
         20   Banque Nationale de Belgique                                                                          25,784
        200   Barco NV                                                                                              21,217
        400   Electrabel SA                                                                                         84,867
        160   Petrofina SA Bruxelles                                                                                47,663
         50   Solvay Et Cie                                                                                         26,231
         50   Tractebel                                                                                             17,419
                                                                                                                   244,766
              CANADA - 1.5%
      6,600   Abitibi-Price Inc                                                                                    110,553
      6,600   Air Canada Inc                                                                                        24,567
     11,000   Alberta Energy Ltd                                                                                   167,876
        500   Avenor Inc                                                                                            11,120
     11,800   Bank of Montreal                                                                                     259,148
     14,490   Bank of Nova Scotia                                                                                  315,528
        600   BC Telecom Inc                                                                                        10,720
      5,310   BCE Inc                                                                                              170,972
      2,500   Brascan Ltd Class A (Convertible)                                                                     40,945
      3,800   Cae Industries Inc                                                                                    25,461
     20,400   Canadian Imperial Bank of Commerce                                                                   501,173
      1,400   Canadian Marconi Co                                                                                   12,768
      3,300   Canadian Tire Ltd Class A                                                                             39,922
      1,100   Canfor Corp                                                                                           11,772
      1,600   CCL Industries Class B                                                                                15,187
     17,400   Cominco Ltd                                                                                          344,891
        600   Dofasco Inc                                                                                            7,649
      4,100   Dominion Textile Inc                                                                                  28,234
     22,800   Domtar Inc                                                                                           214,294
        900   Donohue Inc Class A                                                                                   12,563
     10,600   Fletcher Challenge Class A                                                                           172,622
      8,500   Gulf Canada Resources Ltd                                                                             38,759
      3,100   Hees International Bancorp Inc                                                                        33,752
      1,900   Hudsons Bay Co                                                                                        38,191
      8,100   Imasco Ltd                                                                                           147,739
     12,800   Imperial Oil Ltd                                                                                     458,589
      8,100   Inco Ltd                                                                                             282,663
      4,500   Laidlaw Inc Class B (Non Voting)                                                                      40,620
     19,200   Macmillan Bloedel Ltd                                                                                253,713
      2,300   Mitel Corp                                                                                            12,414
        800   Molson Co Ltd Class A                                                                                 13,475
     16,800   National Bank of Canada                                                                              139,140
      7,700   Noranda Forest Inc                                                                                    60,906
      2,200   Noranda Inc                                                                                           44,631
      5,000   Norcen Energy Resource                                                                                75,377
      1,600   Nova Scotia Power Inc                                                                                 13,698
      2,600   Numac Energy Inc                                                                                      12,339
        900   Oshawa Group Ltd Class A                                                                              14,322
      4,300   Petro Canada                                                                                          42,416
      1,800   Power Corp of Canada                                                                                  27,638
      5,900   Ranger Oil Ltd                                                                                        33,492
      1,700   Repap Enterprises Inc                                                                                 12,498
     11,280   Royal Bank of Canada                                                                                 250,877
      1,100   Sceptre Resources Ltd                                                                                  6,961
      1,700   Sears Canada Inc                                                                                       9,967
        900   Sherritt Inc                                                                                          10,720
      8,900   Teck Corp Class B                                                                                    173,925
      2,100   Telus Corp                                                                                            25,600
      1,000   Thomson Corp                                                                                          13,307
     14,300   Toronto Dominion Bank                                                                                230,216
      3,200   Transcanada Pipelines Ltd                                                                             44,072
      4,300   United Dominion Inds Ltd                                                                             103,639
        800   Westcoast Energy Inc                                                                                  12,209
                                                                                                                 5,175,830
              FINLAND - 0.0%
      1,400   Amer Group Class A                                                                                    23,848
        500   Cultor OY Series 1                                                                                    16,966
     24,600   Kansallis-Osake-Pankki *                                                                              23,809
        500   Kymmene Corp                                                                                          14,689
        860   Nokia Corp Class A                                                                                    58,755
      6,000   Unitas Bank Ltd Class A *                                                                             17,080
                                                                                                                   155,147
              FRANCE - 2.5%
        200   Accor SA                                                                                              24,983
        150   Agache Financiere *                                                                                   39,226
         47   Air Liquide L Shares                                                                                   7,490
        190   Air Liquide (Registered)                                                                              30,278
      7,480   Alcatel Alsthom Cie Generale d'Electricite SA                                                        749,259
         11   Axa SA                                                                                                   609
     17,081   Banque Nationale de Paris                                                                            699,944
         25   Bongrain                                                                                              13,486
        255   Bouygues                                                                                              30,995
      1,000   Carnaudmetal Box SA                                                                                   42,463
      1,025   Carrefour Supermarche SA                                                                             571,598
      1,950   Casino Guichard Perrachon                                                                             55,394
        235   Cetelem                                                                                               36,379
        450   Club Mediterranee SA *                                                                                43,294
     27,785   Compagnie de Suez SA                                                                               1,144,072
      2,879   Credit Commercial de France                                                                          122,421
      2,019   Credit Foncier De France (Bearer)                                                                     53,957
      1,377   Credit Local de France SA                                                                            116,397
      8,980   Credit Lyonnais *                                                                                    444,600
      1,822   Credit National                                                                                      126,961
         78   CSF Thompson Temp (Participating Certificates) *                                                       1,621
        250   Dassault Electronique SA                                                                              10,096
      3,671   Elf Sanofi SA                                                                                        226,662
        739   Eridania Beghin-Say SA                                                                               109,135
        522   Essilor International                                                                                 88,145
      7,466   Financiere de Paribas SA                                                                             402,749
      1,311   FINEXTEL                                                                                              18,686
      1,032   Gruope Danone                                                                                        169,157
        200   Labinal SA                                                                                            30,882
      5,899   Lafarge Coppee SA                                                                                    440,250
      3,270   LVMH Louis Vuitton Moet Hennessy                                                                     587,778
         15   Lyonnaise Des Eaux *                                                                                   1,406
      9,640   Michelin SA Class B                                                                                  417,927
        364   Parisienne de Reescompte (CPR-Cie)                                                                    25,581
      1,600   Pechiney International SA                                                                             38,357
      1,594   Pechiney International SA Preferred 3.43%                                                            103,185
      1,824   Pernod-Ricard                                                                                        114,427
      2,449   Peugeot SA                                                                                           323,366
        150   Radiotechnique                                                                                        12,893
        100   Saint Louis                                                                                           29,516
        200   Saint-Gobain                                                                                          25,379
        301   SIMCO                                                                                                 24,252
         24   SIMCO (Registered)                                                                                     1,753
        688   Societe Generale d 'Entreprise SA                                                                     18,387
      4,156   Societe Generale Paris                                                                               433,577
        360   SOVAC SA                                                                                              27,010
      1,928   SPIE Batignolles *                                                                                    79,387
      4,494   Thomson CSF                                                                                           95,191
        637   Total SA                                                                                              37,376
      3,800   Worms et Compagnie SA                                                                                167,000
                                                                                                                 8,414,937
              GERMANY - 2.3%
        250   AEG AG                                                                                                24,756
        660   Bankgesellschaft Berlin AG                                                                           171,945
     10,390   Bayer AG                                                                                           2,683,503
     20,100   Bayer Vereinsbank AG                                                                                 546,497
      1,370   Bayerische Hypotheken-und Wechselbank AG                                                             335,938
        190   Bayerische Motorenwerke AG                                                                           105,645
         50   Beiersdorf AG (Bearer)                                                                                37,432
      8,400   Berliner Handels- und Frankfurter Bank *                                                             216,381
        100   Boss (Hugo) AG Preferred 3.84%                                                                        77,585
        350   Bremer Vulkan Verbund AG *                                                                            18,937
      2,700   Commerzbank AG                                                                                       609,698
        430   Daimler-Benz AG                                                                                      212,315
        500   Douglas Holding AG                                                                                    18,614
     32,100   Dresdner Bank                                                                                        848,732
        100   Gehe AG                                                                                               45,054
         25   Gehe AG New *                                                                                         11,042
        600   Kaufhalle AG *                                                                                        74,319
        350   Kugelfischer George Schaefer AG *                                                                     52,881
         50   Linotype Hell AG *                                                                                     9,953
        150   Philips Kommunikations Industrie AG                                                                   52,064
        400   Puma AG Preferred *                                                                                  118,420
        300   RWE AG (Non Voting)                                                                                   81,281
      2,000   Sap AG                                                                                               304,216
      2,500   Sap AG Preferred                                                                                     369,551
        540   Siemens AG                                                                                           274,824
        200   Villeroy and Boch AG                                                                                  40,018
        900   Volkswagen AG                                                                                        275,142
        300   Volkswagen AG Preferred .79%                                                                          69,281
                                                                                                                 7,686,024
              HONG KONG - 2.5%
     22,500   Amoy Properties Ltd                                                                                   20,201
    109,000   Cathay Pacific Airways Ltd                                                                           164,042
     60,000   Chinese Estates Holdings Ltd                                                                          40,692
     55,000   Cross Harbour Tunnel Co Ltd                                                                          107,996
    163,371   Dairy Farm International                                                                             151,935
    242,000   Denway Investments                                                                                    19,070
     83,000   Dickson Concepts (International) Ltd                                                                  55,219
    453,000   Elec and Eltek International Holdings Ltd *                                                           66,127
      8,000   Furama Hotel Enterprises Ltd                                                                           9,301
    190,097   Goldlion Holdings Ltd                                                                                 95,773
      8,000   Great Eagle Holdings Ltd                                                                              16,329
    126,000   Hang Lung Development Co Ltd                                                                         195,324
    102,000   Harbour Centre Development Ltd                                                                       111,342
     32,000   Henderson Land Development Co Ltd                                                                    174,034
     33,000   Hong Kong and China Gas Co Ltd                                                                        52,009
    163,000   Hong Kong Ferry Co Ltd                                                                               174,771
     31,000   Hong Kong Land Holdings                                                                               56,420
     16,000   Hongkong Aircraft Engineering Co Ltd                                                                  37,618
     39,500   Hongkong and Shanghai Hotels Ltd Preferred 1.95%                                                      48,221
     42,500   Hongkong Electric Holdings Ltd                                                                       147,413
    232,846   Hopewell Holdings Ltd                                                                                168,446
    184,000   Hutchison Whampoa Ltd                                                                                886,604
     72,000   Jardine International Motor Holdings Ltd                                                              75,339
     17,250   Jardine Strategic Warrants 5/02/98 *                                                                   7,849
     56,800   Kowloon Motor Bus Co Ltd                                                                             100,524
    157,000   Kumagai Gumi Hong Kong Ltd                                                                           121,690
    118,000   Lai Sun Garment (International) Ltd                                                                  121,948
     23,000   Lane Crawford International Ltd Series A                                                              34,466
     83,327   Mandarin Oriental                                                                                     75,411
    228,000   National Mutual Asia Ltd                                                                             163,467
     79,897   New World Development Co Ltd                                                                         291,060
    116,000   Playmate Toys Holding                                                                                 24,725
     15,000   Realty Development Corp Ltd Class A                                                                   43,018
    916,397   Regal International Ltd                                                                              165,735
     86,000   San Miguel Brewery Ltd                                                                                49,994
     98,000   Shun Tak Holdings Ltd                                                                                 82,289
     12,956   Sino Hotel Ltd (c)                                                                                     2,996
    164,614   Sino Land Co Ltd *                                                                                   114,832
    124,000   South China Morning Post Ltd                                                                          68,480
    319,000   Stelux Holdings International                                                                         91,690
     62,000   Sun Hung Kai Properties Ltd                                                                          450,523
    314,000   Swire Pacific Ltd Class A                                                                          2,352,668
    138,000   Tai Cheung Holdings Ltd                                                                              119,442
     29,000   Television Broadcasts Ltd                                                                            107,144
    283,000   Wharf Holdings Ltd                                                                                   813,429
     31,000   Wing On International Holdings Ltd                                                                    55,264
    105,500   Winsor Industrial Corp Ltd                                                                           115,844
     93,000   World International Holdings Ltd                                                                     141,164
                                                                                                                 8,589,878
              ITALY - 2.3%
    282,100   Alitalia Linee Aeree Italiane Class A *                                                              132,107
     83,000   Alitalia Linee Aeree Italiane Class B (Private Placement) (b) *                                       25,060
      1,700   Assicurazioni Generali SPA                                                                            40,905
    380,000   Autostrade Concessioni e Costruzioni SPA Class B Preferred 6.39%                                     444,883
     26,300   Banca Commerciale Italiana SPA                                                                        62,067
    993,340   Banca di Roma *                                                                                      941,988
     76,000   Banca Nazionale dell'Agricoltura SPA (Non Convertible) *                                              25,756
      1,000   Banca Popolare di Bergamo Credit                                                                      13,186
     27,500   Banca Toscana *                                                                                       59,477
  1,128,137   Banco di Napoli (Non Convertible) *                                                                  515,792
    380,000   Bastogi-IRBS SPA *                                                                                    22,478
     11,000   BCO Ambros Veneto Di Risp (Non Convertible)                                                           14,776
     14,800   Benetton Group SPA                                                                                   156,399
     20,000   Caffaro SPA                                                                                           23,723
     33,000   Cartiere Burgo SPA                                                                                   224,182
     29,970   Cia Italiana dei Grandi Alberghi Cigahotels SPA *                                                     17,322
     40,000   Comau Finanziaria SPA                                                                                 59,153
     16,300   Credito Italiano                                                                                      20,288
     24,590   Credito Italiano (Non Convertible)                                                                    26,076
     18,000   Danieli and Co SPA (Non Convertible)                                                                  54,403
     47,000   Edison SPA                                                                                           198,959
      9,000   Editoriale l'Espresso SPA *                                                                           17,191
      3,500   Ericsson SPA                                                                                          57,367
    155,000   Fiat SPA                                                                                             569,706
    173,000   Fiat SPA Preferred (b)                                                                               390,687
    237,000   Fiat SPA (Non Convertible)                                                                           508,202
     22,750   FIDIS SPA                                                                                             49,905
     92,397   Finmeccanica SPA *                                                                                    66,669
     32,500   Gilardini SPA                                                                                         62,881
     12,500   Grassetto SPA *                                                                                        7,756
    193,850   Industriali Riunite SPA *                                                                            140,350
     40,000   Industriali Riunite (Cie) SPA (Non Convertible) *                                                     18,264
     40,420   Istituto Bancario San Paolo                                                                          217,804
     21,750   Italcementi Fabbriche Riunite Cemento SPA                                                            152,179
     46,250   Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                                          152,467
      1,000   Marzotto and Figli SPA                                                                                 6,347
    215,000   Montedison SPA (Non Convertible) *                                                                   133,406
    545,000   Montedison SPA *                                                                                     405,334
    105,000   Montefibre SPA                                                                                        79,645
      5,000   Olivetti and Co SPA Preferred *                                                                        5,453
     33,500   Olivetti and Co SPA (Non Convertible) *                                                               20,869
     75,000   Olivetti and Co SPA *                                                                                 63,451
    145,800   Parmalat Finanziaria SPA                                                                             129,279
    112,400   Pirelli and Co                                                                                       167,260
     22,000   Pirelli and Co (Non Convertible)                                                                      22,639
      7,000   Pirelli SPA (Non Convertible) *                                                                        7,233
      6,000   Ratti SPA                                                                                             11,757
     21,000   Rinascente per l'Esercizio di Grandi Magazzini SPA                                                   123,834
     18,000   Rinascente per l'Esercizio di Grandi Magazzini SPA Preferred 5.59%                                    47,692
     14,000   Rinascente per l'Esercizio di Grandi Magazzini SPA (Non Convertible)                                  44,254
      5,000   SAFFA SPA *                                                                                           17,099
     30,000   Saipem SPA                                                                                            65,623
     13,000   Sasib SPA                                                                                             61,279
      6,000   Sasib SPA (Non Convertible)                                                                           16,452
     30,500   Sirti SPA                                                                                            221,952
    221,630   Snia BPD SPA *                                                                                       271,763
     90,000   Societa Metallurgica Italia *                                                                         46,417
     33,000   Sorin Biomedica SPA                                                                                   87,436
     43,630   STET SPA                                                                                             133,882
     14,000   Telecom Italia Mobile SPA (Non Convertible) *                                                         14,035
     11,000   Telecom Italia Mobile SPA *                                                                           16,233
     11,000   Telecom Italia SPA                                                                                    17,691
     14,000   Telecom Italia Spa di Risp                                                                            18,029
      6,700   Tosi (Franco) SPA                                                                                     63,392
      4,200   Unione Cementi Marchino Emiliane e di Augusta-Casale (Non Convertible) *                              14,467
      3,500   Unione Cementi Marchino Emiliane e di Augusta-Casale *                                                23,723
                                                                                                                 7,848,334
              JAPAN - 7.7%
      1,000   Ajinomoto Co Inc                                                                                      10,313
      8,000   Alps Electric Co Ltd                                                                                  98,841
      4,000   Amada Co Ltd                                                                                          41,660
     68,000   Aoki Corp *                                                                                          331,199
      1,900   Arabian Oil Co                                                                                        78,961
      9,000   Asahi Breweries Ltd                                                                                  103,844
      1,000   Bank of Yokohama Ltd                                                                                   7,852
     16,000   Banyu Pharmaceutical Co Ltd                                                                          176,444
      1,000   Canon Sales Co Inc                                                                                    26,650
      2,828   Chubu Electric Power Co Inc                                                                           65,838
      2,000   Chugai Pharmaceutical Co                                                                              19,094
     22,000   Cosmo Oil Co Ltd                                                                                     114,566
      8,100   CSK Corp                                                                                             241,507
      7,000   Dai Nippon Ink & Chemicals                                                                            31,021
     14,000   Dai Nippon Printing Co Ltd                                                                           221,576
      4,000   Dai Tokyo Fire and Marine Insurance Co Ltd                                                            26,548
     50,000   Daicel Chemical Industries Ltd                                                                       272,630
      2,000   Daiichi Seiyaku Co Ltd                                                                                27,569
      3,000   Daikyo Inc                                                                                            24,169
      1,000   Daiwa Bank Ltd                                                                                         8,179
      5,000   Daiwa House Industry Co Ltd                                                                           77,092
      3,000   Daiwa Kosho Lease                                                                                     29,162
        236   East Japan Railway Co                                                                              1,120,539
      2,000   Eisai Co Ltd                                                                                          32,266
      7,000   Fuji Photo Film Co Ltd                                                                               175,116
     25,000   Fujisawa Pharmaceutical Co Ltd                                                                       250,166
     21,000   Fujita Corp                                                                                          106,785
      1,000   Fujita Kanko Inc                                                                                      21,851
     35,000   Fujitsu Ltd                                                                                          378,823
      7,000   Fukuyama Transporting Co Ltd                                                                          62,970
      5,000   Furukawa Electric Co Ltd                                                                              28,795
     12,000   Gakken Co Ltd *                                                                                       78,174
     12,000   General Sekiyu (KK)                                                                                  115,791
     22,000   Hankyu Corp                                                                                          123,551
     16,000   Hanwa Co Ltd *                                                                                        52,443
     46,000   Haseko Corp                                                                                          211,365
     12,000   Hazama-Gumi Ltd                                                                                       54,648
      2,000   Heiwa Real Estate                                                                                     15,010
      9,000   Hitachi Cable Ltd                                                                                     67,085
     12,000   Hitachi Ltd                                                                                          131,107
      8,000   Hitachi Maxell Ltd                                                                                   128,248
      4,000   Hokuriku Bank Ltd                                                                                     26,017
      5,000   Honda Motor Co Ltd                                                                                    88,834
     16,000   INAX Corp                                                                                            159,289
      4,000   Intec Inc                                                                                             55,139
     16,000   Itochu Corp                                                                                           99,331
      7,000   Japan Airport Terminal Co Ltd                                                                         80,768
     40,000   Japan Energy Co Ltd                                                                                  124,572
     32,000   Japan Synthetic Rubber Co Ltd                                                                        182,979
          5   Japan Tobacco Inc                                                                                     42,324
      7,000   Joshin Denki Co Ltd                                                                                   89,345
      1,000   Kajima Corp                                                                                           10,088
      3,000   Kamigumi Co                                                                                           27,814
     46,000   Kankaku Securities Co Ltd *                                                                          170,971
     12,000   Keihin Electric Express Railway                                                                       74,743
     16,000   Keio Teito Electric Railway Co Ltd                                                                    94,430
      5,000   Keisei Electric Railway                                                                               40,639
     42,000   Kinki Nippon Railway                                                                                 345,229
     19,000   Kirin Brewery Co Ltd Com                                                                             197,886
      7,000   Koito Manufacturing Co Ltd                                                                            53,321
      7,000   Kokusai Kogyo Co Ltd                                                                                  65,186
      1,000   Kokuyo Co                                                                                             21,647
      9,000   Komatsu Ltd                                                                                           74,161
      1,000   Koyo Seiko Co Ltd                                                                                      8,975
    187,000   Kumagai Gumi Co Ltd                                                                                  891,704
     28,000   Kurabo Industries Ltd                                                                                114,076
     43,000   Kureha Chemical Industry Co Ltd                                                                      189,238
      3,000   Kyowa Hakko Kogyo Co Ltd                                                                              29,132
     15,000   Maeda Corp                                                                                           160,821
     19,000   Marubeni Corp                                                                                         97,391
     12,000   Marudai Food Co Ltd                                                                                   85,649
     21,000   Marui Co Ltd                                                                                         368,816
      5,000   Matsushita Electric Industrial Co Ltd                                                                 78,113
     22,000   Matsushita Electric Works Ltd                                                                        226,885
     25,000   Mazda Motor Corp *                                                                                   103,640
      9,000   Meiji Seika Kaisha Ltd                                                                                53,484
      4,000   Minebea Co Ltd                                                                                        31,041
     28,000   Mitsubishi Electric Corp                                                                             209,568
     99,000   Mitsubishi Estate                                                                                  1,162,506
     16,000   Mitsubishi Gas Chemical Co Inc                                                                        66,983
     31,000   Mitsubishi Materials Corp                                                                            153,837
     16,000   Mitsubishi Oil Co                                                                                    137,071
     19,000   Mitsubishi Trust & Banking Corp                                                                      316,230
      2,000   Mitsubishi Warehouse                                                                                  30,020
     22,000   Mitsui Fudosan Co Ltd                                                                                283,045
      4,000   Mitsui Mining Ltd *                                                                                   17,726
     18,000   Mitsui Petrochemical Industries Ltd                                                                  137,847
     17,000   Mitsui Trust & Banking Co Ltd                                                                        175,320
      1,000   Mochida Pharmaceutical                                                                                14,397
     21,000   Nagoya Railroad Co Ltd                                                                               105,927
      9,000   Nakkai Electric Rail                                                                                  62,215
     30,000   NEC Corp                                                                                             392,097
     16,000   New Japan Securities Co Ltd *                                                                         84,137
     19,000   Nichiei Co Ltd                                                                                        79,155
      7,000   Nichii Co Ltd                                                                                         80,053
     28,000   Nippon Express Co                                                                                    241,303
    325,000   Nippon Oil Co Ltd                                                                                  1,835,146
     56,000   Nippon Sheet Glass Co Ltd                                                                            253,883
     12,000   Nippon Suisan Kaisha Ltd *                                                                            55,996
     42,000   Nissan Motor Co Ltd                                                                                  321,642
      3,000   Nisshinbo Industries Inc                                                                              26,926
      7,000   Nissho Iwai Corp                                                                                      28,233
     18,000   Nitto Denko Corp                                                                                     284,883
     10,000   NSK Ltd                                                                                               67,290
     17,000   Odakyu Electric Railway                                                                              118,385
      4,000   Okamoto Industries                                                                                    26,385
      1,000   Ono Pharmaceutical Co Ltd                                                                             39,924
      3,000   Onoda Cement Co Ltd                                                                                   15,224
     45,000   Renown Inc *                                                                                         144,739
      7,000   Ricoh Co Ltd                                                                                          69,689
      7,000   Royal Co Ltd                                                                                          92,919
      8,000   Sagami Railway                                                                                        35,861
      3,000   Sankyo Co Ltd                                                                                         66,779
     23,000   Sanyo Electric Co Ltd                                                                                126,819
      3,000   Sapporo Breweries Ltd                                                                                 27,263
      1,000   Secom Co                                                                                              65,656
     23,000   Seibu Railway Co Ltd                                                                               1,005,156
      5,000   Seino Transportation Co Ltd                                                                           83,218
      5,000   Sekisui Chemical Co Ltd                                                                               62,797
     82,000   Sekisui House Ltd                                                                                  1,029,867
     37,000   Settsu Corp *                                                                                        114,474
     14,000   Shionogi and Co Ltd                                                                                  126,512
     28,000   Shiseido Co Ltd                                                                                      291,622
     11,500   Showa Shell Sekiyu                                                                                   101,103
      1,000   Skylark Co Ltd                                                                                        15,929
      4,000   Sony Corp                                                                                            218,104
     18,000   Sumitomo Corp                                                                                        167,989
     37,000   Sumitomo Metal Industries Ltd *                                                                      103,140
      9,000   Sumitomo Realty and Development                                                                       65,983
     17,000   Sumitomo Trust & Banking Co Ltd                                                                      230,867
     24,000   Taisei Corp                                                                                          161,740
      2,000   Taisho Pharmaceutical Co Ltd                                                                          35,534
     22,000   Takeda Chemical Industries Ltd                                                                       296,523
     21,000   Tanabe Seiyaku Co Ltd                                                                                149,027
    193,000   Teijin Ltd                                                                                           936,080
      8,000   Teikoku Oil Co                                                                                        49,584
      8,000   The Japan Steel Works Ltd *                                                                           24,424
     23,000   Toa Nenryo Kogyo (KK)                                                                                345,229
     22,000   Tobu Railway Co                                                                                      132,986
        220   Toho Co                                                                                               34,370
      2,000   Tokyo Dome Corp                                                                                       33,287
      4,000   Tokyo Tatemono Ltd                                                                                    18,788
      4,000   Tokyotokeiba Co                                                                                       15,888
     26,000   Tokyu Construction Co Ltd                                                                            136,723
     28,000   Tokyu Corp                                                                                           197,274
     11,000   Tokyu Department Store Co Ltd                                                                         70,874
     12,000   Tokyu Land Corp                                                                                       62,490
     11,000   Toppan Printing Co Ltd                                                                               150,508
      9,000   Toshiba Tungaloy Co Ltd *                                                                             56,977
      1,000   Tostem Corp                                                                                           31,245
      1,000   Toto                                                                                                  14,602
      7,000   Toyo Trust & Banking Co Ltd                                                                           58,610
      1,000   Toyota Motor Corp                                                                                     19,809
     22,000   Victor Co of Japan Ltd *                                                                             271,813
      8,000   Wacoal Corp                                                                                           94,757
      4,000   Yakult Honsha Co Ltd                                                                                  55,139
      8,000   Yamaha Corp                                                                                          106,193
    229,000   Yamaichi Securities Co Ltd                                                                         1,470,782
     10,000   Yamanouchi Pharmaceutical Co Ltd                                                                     211,365
      8,000   Yamato Transport Co                                                                                   83,321
     12,000   Yasuda Trust and Banking Co Ltd                                                                       77,929
      3,000   Yokogawa Bridge Corp                                                                                  42,579
     11,000   Yokogawa Electric Corp                                                                               103,334
                                                                                                                26,372,750
              MALAYSIA - 0.4%
    192,000   Amcol Holdings Ltd                                                                                   521,732
     29,000   Antah Holdings Berhad                                                                                 31,150
     39,200   Bandar Raya Developments Warrants 9/1/97 *                                                            49,648
     65,000   DMIB Berhad                                                                                           67,735
     52,000   Faber Group Berhad *                                                                                  50,020
     46,000   Golden Hope Plantations Berhad                                                                        77,066
     49,000   Highlands and Lowlands Berhad                                                                         86,413
     29,000   Kuala Lumpur Kepong                                                                                   86,593
     35,000   Malaysian Mosaics                                                                                     47,695
     61,000   Malaysian Resources Corp                                                                             107,086
     62,000   Malaysian United Industries                                                                          112,818
     26,000   Perlis Plantations                                                                                    85,451
     36,000   Selangor Properties                                                                                   37,804
                                                                                                                 1,361,211
              NETHERLANDS - 0.7%
      8,300   Royal Dutch Petroleum Co ADR                                                                         989,775
      3,253   Stockland Trust Group                                                                                  7,171
     12,400   Unilever Nv                                                                                        1,532,950
                                                                                                                 2,529,896
              NEW ZEALAND - 0.4%
    170,471   DB Group Ltd *                                                                                        95,271
     98,238   Fisher and Paykel Industries Ltd                                                                     300,048
      8,814   Fletcher Challenge Ltd                                                                                23,942
     13,006   Independent Newspapers Ltd                                                                            37,189
    344,538   Lion Nathan Ltd                                                                                      714,235
      4,449   Wilson and Horton Ltd                                                                                 25,876
                                                                                                                 1,196,561
              NORWAY - 1.7%
      3,900   Aker AS Class A                                                                                       50,739
      2,600   Aker AS Class B (Non-Voting)                                                                          33,218
     12,510   Bergesen d y AS Class A                                                                              300,172
      7,830   Bergesen d y AS Class B                                                                              190,317
     37,994   Den Norske Bank Series A                                                                              98,861
      5,350   Det Norske Luftfartsselskab AS Class B                                                               266,745
      5,400   Dyno Industrier AS                                                                                   112,743
      4,300   Elkem AS Class A                                                                                      52,258
      2,365   Hafslund Nycomed AS Class A                                                                           57,116
     22,821   Hafslund Nycomed AS Class B                                                                          540,468
      5,310   Kvaerner Industrier                                                                                  206,836
        400   Kvaerner Industrier AS, Oslo -B- Stimmrechtslos                                                       14,833
      5,880   Leif Hoegh and Co AS                                                                                  90,699
     70,300   Norsk Hydro AS                                                                                     2,968,361
     11,300   Norske Skogindustrier AS Series A                                                                    354,769
      5,010   Orkla AS Class A                                                                                     234,181
      2,900   Saga Petroleum Series A                                                                               36,600
      7,390   Unitor AS                                                                                            104,204
                                                                                                                 5,713,120
              PHILIPPINES - 0.0%
    110,000   Bougainville Copper Ltd *                                                                             56,313

              SINGAPORE - 2.4%
    166,000   Chuan Hup Holdings Ltd                                                                               162,436
    292,000   DBS Land Ltd                                                                                         838,691
     44,000   Faber Group Berhad  *                                                                                 42,746
    144,000   First Capital Corp Ltd                                                                               413,601
     19,000   Fraser and Neave Ltd                                                                                 215,347
    306,000   Hai Sun Hup Group Ltd                                                                                217,571
    119,000   Haw Par Brothers International Ltd                                                                   242,943
    170,000   Hotel Properties Ltd                                                                                 274,058
     61,000   Inchcape Berhad                                                                                      200,113
     79,674   Jardine Matheson                                                                                     573,653
    701,250   Jardine Strategic                                                                                  2,201,925
     10,000   Jurong Shipyard Ltd                                                                                   69,694
     21,000   Lum Chang Holdings Ltd                                                                                19,071
     38,400   Metro Holdings                                                                                       171,658
     15,000   Natsteel Ltd                                                                                          31,151
    215,000   Neptune Orient Lines Ltd                                                                             261,844
      7,000   Prima Ltd                                                                                             26,857
     39,000   Robinson and Co Ltd                                                                                  153,749
     18,000   Shangri-La Hotel Ltd                                                                                  63,992
     89,000   Singapore Airlines Ltd                                                                               751,848
    156,000   Straits Trading Co Ltd                                                                               358,015
     31,000   Times Publishing Ltd                                                                                  72,017
     42,000   United Engineers                                                                                      80,718
    553,000   United Industrial Corp Ltd                                                                           506,089
     23,000   United Overseas Land Ltd                                                                              40,317
     44,000   Wearne Brothers Ltd                                                                                  102,837
                                                                                                                 8,092,941
              SPAIN - 3.1%
     25,470   Argentaria Corporacion Bancaria de Espana SA                                                         972,314
      2,150   Asland SA                                                                                             37,183
     13,200   Asturiana del Zinc SA *                                                                              139,916
      7,250   Autopistas Cesa (Registered)                                                                          69,914
        483   Autopistas Conces  *                                                                                   4,558
     22,069   Autopistas del Mare Nostrum SA                                                                       256,790
        600   Azucarera de Espana SA                                                                                17,071
     49,510   Banco Bilbao Vizcaya SA                                                                            1,497,432
     37,640   Banco Central Hispanoamericano SA                                                                    784,447
        900   Banco Exterior de Espana Namen                                                                        21,805
      2,450   Banco Zaragozano SA *                                                                                 38,466
      1,420   Bankinter SA                                                                                         123,355
      2,850   Cristaleria Espanola SA *                                                                            188,523
     18,330   Dragados y Construcciones SA                                                                         292,900
      3,100   Ebro Agricolas Compania de Alimentacion SA                                                            31,624
     18,950   Empresa Nacional de Celulosa SA *                                                                    484,038
      5,040   Empresa Nacional de Electricidad SA                                                                  261,489
     12,300   Ercros SA *                                                                                           13,234
    236,230   FENOSA SA                                                                                          1,095,722
        200   Fomento Construcciones y Contratas SA                                                                 16,545
     86,350   Fuerzas Electricas de Cataluna SA                                                                    548,483
      5,150   Huarte SA                                                                                             45,148
     78,480   Iberdrola SA                                                                                         602,320
     15,380   Repsol SA                                                                                            482,329
     22,346   Sarrio SA *                                                                                          112,375
    178,430   Sevillana de Electricidad                                                                          1,130,518
     17,589   Tabacalera S Namen-Akt.                                                                              649,030
      9,850   Tableros Defibras Series B                                                                           119,715
     20,900   Telefonica de Espana SA                                                                              283,164
      6,600   Uralita SA                                                                                            73,114
     10,600   Vallehermoso SA                                                                                      187,121
                                                                                                                10,580,643
              SWEDEN - 0.0%
        400   Mo Och Domsjoe AB Series B                                                                            22,989
      1,450   Pharmacia AB Class A                                                                                  39,584
      3,940   Skandinaviska Enskilda Banken Series A                                                                20,380
        960   Skanska AB Series B                                                                                   24,106
      1,500   Svenska Handelsbanken Series A                                                                        23,400
      1,900   Volvo Aktiebolaget Series B                                                                           37,699
                                                                                                                   168,158
              SWITZERLAND - 2.4%
        190   Baloise Holdings                                                                                     379,213
        527   Banque Cantonale Vaudoise                                                                            258,808
         20   CIBA-GEIGY AG (Bearer)                                                                                14,161
      8,850   CS Holdings (Registered)                                                                             723,758
         60   Elektrowatt AG                                                                                        17,491
        250   Helvetia Schweizerische Versicherungsgesellschaft                                                    121,118
        100   Hero AG (Bearer)                                                                                      46,377
        300   Hero Lenzburg (Registered)                                                                            34,286
         75   Hilti AG, Schaan (Participating Certificate)                                                          63,354
         40   Holderbank Financiere Glarus AG (Bearer)                                                              31,304
        170   Holderbank Financiere Glarus AG (Registered)                                                          26,468
         40   Interdiscount Holding SA (Bearer)                                                                     42,567
         50   Intershop Holding AG                                                                                  24,182
        100   Landis and Gyr AG                                                                                     61,035
         40   Merkur Holding AG                                                                                      9,640
         20   Pargesa Holding SA                                                                                    24,265
        125   Schindler Holding AG (Participating Certificate)                                                     101,449
         60   Schindler Holding AG (Registered)                                                                     50,683
        650   Schweizerische Rueckversicherungsgesellschaft (Bearer)                                               525,383
         25   Schweizerische Rueckversicherungsgesellschaft (Registered)                                            20,207
         20   SIG AG (Bearer)                                                                                       21,366
          5   SIG AG (Registered)                                                                                   10,807
      1,060   SMH AG (Bearer)                                                                                      715,445
      4,400   SMH AG (Registered)                                                                                  630,393
      1,260   Swiss Bank Corp (Bearer)                                                                             427,826
      1,400   Swiss Bank Corp (Registered)                                                                         238,551
      1,080   Union Bank of Switzerland (Bearer)                                                                   961,491
      1,150   Winterthur Insurance (Registered)                                                                    681,905
        270   Winterthur Schweizerische Versicherungs-Gesellschaft                                                 164,348
      7,250   Zurich Vericher Namen (Registered)                                                                 1,849,275
                                                                                                                 8,277,156
              UNITED KINGDOM - 11.2%
     51,925   AMEC Plc                                                                                              49,892
      5,174   Amersham International                                                                                85,536
      9,000   Amstrad Plc                                                                                           36,404
      8,312   Anglian Water Plc                                                                                     69,560
    280,814   Argyll Group                                                                                       1,531,875
  1,392,738   ASDA Group Plc                                                                                     2,341,861
      4,490   BAA Plc                                                                                               35,697
     25,012   Barratt Developments Plc                                                                              72,098
    159,126   Bass Plc                                                                                           1,595,539
     91,180   BAT Industries Plc                                                                                   710,771
     13,500   Berisford International Plc                                                                           38,182
     14,009   Boots Co Plc                                                                                         122,230
    179,945   British Aerospace Plc                                                                              1,837,753
     31,869   British Land Co Plc                                                                                  197,062
    132,011   British Petroleum Co Plc                                                                             988,142
    280,188   British Steel Plc                                                                                    781,599
    134,477   BTR                                                                                                  710,664
     21,945   Bunzl Plc                                                                                             69,549
    348,723   Burton Group Plc                                                                                     551,242
      2,090   Carlton Communications                                                                                33,685
      5,079   Charter Plc (Registered)                                                                              73,910
      3,950   Cobham Group Plc                                                                                      25,710
     26,100   Costain Group  *                                                                                      42,066
     28,055   Dixons Group Plc                                                                                     146,739
     48,124   English China Clays Plc                                                                              282,659
    107,891   Fisons                                                                                               428,043
    296,025   Forte Plc                                                                                          1,179,026
     33,152   General Electric Co Plc                                                                              159,784
    421,207   Glaxo Wellcome Plc                                                                                 4,992,027
     43,331   Grand Metropolitan Plc                                                                               273,981
    115,518   Great Portland Estates Plc                                                                           309,712
     11,308   Great Universal Stores Plc                                                                           107,075
      6,600   Greenalls Group Plc                                                                                   51,193
     29,691   Guinness                                                                                             225,927
    145,005   Hammerson Property Investment and Development Corp Plc                                               800,009
    165,057   Hillsdown Holdings Plc                                                                               488,573
      6,211   Imperial Chemical Industries Plc                                                                      73,828
    339,447   Ladbroke Group Plc                                                                                   878,517
    376,093   Lasmo Plc                                                                                          1,031,645
      3,978   Lex Service Plc                                                                                       19,481
     23,871   Lex Service Plc (Ordinary)                                                                           119,121
     11,108   London Electricity Plc                                                                               144,947
     41,512   London International Group Plc                                                                        82,347
     57,998   Lonrho Plc                                                                                           145,610
     54,750   Marks & Spencer Plc                                                                                  369,093
     13,029   MEPC Plc                                                                                              76,325
     19,907   Meyer International Plc                                                                              107,978
      7,875   Midland Electricity                                                                                  104,347
    117,740   National Power Plc                                                                                   957,955
     19,500   Norcros Plc                                                                                           26,292
      7,133   North West Water Group Plc                                                                            69,200
     28,131   Northern Foods Plc                                                                                    84,576
      2,010   Northumbrian Water Group Plc                                                                          28,346
      9,149   NORWEB Plc                                                                                           122,929
     10,956   Ocean Group Plc                                                                                       56,371
     18,526   Peninsular and Oriental Steam Navigation Co                                                          159,488
    315,555   Pilkington Plc                                                                                     1,031,857
     74,395   Powergen Plc                                                                                         674,180
     23,291   Reckitt & Colman Plc                                                                                 240,033
     62,511   Redland Plc                                                                                          376,850
     51,077   Sainsbury Plc                                                                                        366,990
      9,501   Scottish Power Plc                                                                                    50,209
      1,700   Scottish & Newcastle Plc                                                                              15,649
        242   Scottish & Newcastle (Participating Certificte)                                                        1,163
    338,366   Sears Plc                                                                                            587,309
      5,497   Securicor Group Plc                                                                                   93,283
      7,361   Severn Trent Plc                                                                                      72,097
     79,000   Signet Group Plc *                                                                                    17,752
     29,757   Slough Estates Plc                                                                                   101,916
    138,899   Smith & Nephew Plc                                                                                   412,221
    218,477   Smithkline Beecham Plc Class A                                                                     2,028,124
    238,413   Smithkline Beecham Plc Equity Units                                                                2,084,795
     17,594   South Western Electricity Plc                                                                        263,120
     15,188   Southern Water Plc                                                                                   164,293
     57,964   Storehouse Plc                                                                                       278,472
    512,415   Tarmac Plc                                                                                           809,998
    260,772   Taylor Woodrow Plc                                                                                   464,751
     54,467   Tesco                                                                                                276,022
      6,861   Thorn Emi                                                                                            157,153
     46,000   Trafalgar House Plc                                                                                   27,090
     16,738   Transport Development Group Plc                                                                       56,938
     10,053   Unigate Plc                                                                                           64,656
     39,838   Unilever Plc                                                                                         750,129
     36,074   United Biscuits Holdings Plc                                                                         152,623
      5,801   Welsh Water Plc                                                                                       68,415
      6,265   Welsh Water Plc Preferred 6.42% *                                                                      9,928
     22,011   Whitbread Plc Class A (Limited Voting)                                                               209,786
    114,834   Wimpey (George) Plc                                                                                  188,642
      1,139   Wolseley                                                                                               6,655
                                                                                                                38,207,270
              UNITED STATES - 33.0%
      3,100   20th Century Industries California                                                                    48,825
     22,800   3Com Corp                                                                                            889,200
     23,000   Abbott Laboratories                                                                                  891,250
     11,300   AES Corp                                                                                             209,050
     11,900   Aetna Life and Casualty                                                                              812,175
      9,600   Aflac Inc                                                                                            392,400
      1,500   Alco Standard Corp                                                                                   120,750
     17,400   Allegheny Power System                                                                               424,125
      1,500   Allmerica Property & Casualty                                                                         36,188
     17,900   Allstate Corp                                                                                        606,363
      2,700   Alltel Corp                                                                                           76,275
      3,900   Ambac Corp                                                                                           164,775
      9,300   Amdahl                                                                                                84,863
     18,500   American Electric Power                                                                              631,313
     19,000   American General Corp                                                                                669,750
     19,800   American Home Products                                                                             1,524,600
      7,800   Ameritech Corp                                                                                       399,750
     30,800   Amgen Inc                                                                                          1,474,550
     11,600   Amoco Corp                                                                                           739,500
     25,600   Anheuser Busch Inc                                                                                 1,462,400
      8,600   Aon Corp                                                                                             335,400
     18,600   Apple Computer Inc                                                                                   799,800
     31,500   Archer Daniels Midland                                                                               523,688
     11,900   Ashland Inc                                                                                          389,725
        600   Atlanta Gas Light                                                                                     22,125
      2,300   Atlantic Richfield Co                                                                                250,988
     22,300   AT&T Corp                                                                                          1,259,950
      1,500   Automatic Data Processing Inc                                                                         97,500
      4,500   Avery Dennison Corp                                                                                  184,500
     14,000   Baltimore Gas & Elec Co                                                                              367,500
      2,000   Bandag Inc                                                                                           118,750
     10,100   Bear Stearns Co                                                                                      208,313
      6,200   Bell Atlantic Corp                                                                                   370,450
      7,000   Bellsouth Corp                                                                                       481,250
      6,400   Beneficial Corp                                                                                      314,400
      1,500   BHC Communications Inc Class A                                                                       136,125
     13,600   Black & Decker Corp                                                                                  440,300
     63,000   Boeing Co                                                                                          4,016,250
     45,900   Bristol-Myers Squibb Co                                                                            3,149,888
      2,800   Brooklyn Union                                                                                        70,350
      6,200   Brown Forman Corp Class B                                                                            229,400
      2,500   Cabot Corp                                                                                           120,313
      7,500   Capital Cities                                                                                       862,500
      4,300   Carolina Power & Light                                                                               131,688
      8,100   Centerior Energy Corp                                                                                 87,075
     17,500   Central & South West Corp                                                                            428,750
      3,600   Chase Manhattan Corp                                                                                 207,000
      9,500   Chemical Banking Corp                                                                                553,375
      8,000   Chevron Corp                                                                                         387,000
      2,000   Chubb Corp                                                                                           182,500
      6,400   Cigna Corp                                                                                           619,200
     17,900   Cinergy Corp                                                                                         458,688
      1,900   Cipsco                                                                                                62,463
      5,500   Circuit City Stores Inc                                                                              189,750
      4,800   Cisco Systems Inc                                                                                    315,000
     27,500   Citicorp                                                                                           1,825,313
      3,200   Clorox Co                                                                                            216,400
      7,100   CMS Energy Corp                                                                                      174,838
        200   CNA Financial Corp                                                                                    19,175
     70,500   Coca Cola Co                                                                                       4,529,625
        900   Columbia Gas Systems                                                                                  31,725
     24,800   Conagra Inc                                                                                          939,300
     13,600   Consolidated Edison Co of New York                                                                   384,200
      3,000   Consolidated Papers Inc                                                                              181,500
      8,600   CPC International                                                                                    540,725
     15,000   CPL Inc                                                                                              333,750
      5,200   Danaher Corp                                                                                         171,600
      4,700   Dean Foods Co                                                                                        124,550
     23,500   Dean Witter Discover & Co                                                                          1,198,500
     15,700   Detroit Edison Co                                                                                    480,813
        600   Digital Equipment Corp                                                                                25,050
      2,400   Dollar General                                                                                        63,000
     10,000   Dominion Resources Inc                                                                               361,250
      4,600   Dover Corp                                                                                           366,850
      5,800   DQE                                                                                                  138,475
     15,100   Duke Power Co                                                                                        613,438
      6,800   Dun & Bradstreet Corp                                                                                393,550
     30,100   Eastman Kodak                                                                                      1,734,513
      6,300   Edwards AG Inc                                                                                       153,563
      6,700   EGG Inc                                                                                              127,300
      1,700   El Paso Natural Gas Co                                                                                47,813
     16,500   Entergy Corp                                                                                         396,000
     30,100   Exxon Corp                                                                                         2,069,375
      4,700   F M C Corp                                                                                           361,900
        900   First American Bank Corp                                                                              39,825
      3,000   First Chicago Corp                                                                                   190,125
      2,300   Fleming Co                                                                                            66,988
      7,600   Florida Progress                                                                                     230,850
      7,400   FPL Group                                                                                            287,675
      1,900   Frontier Corp                                                                                         52,963
      1,400   Fruit of The Loom Class A                                                                             32,900
      4,900   Gannett Co                                                                                           262,150
        900   Geico Corp                                                                                            61,425
     12,200   General Mills Inc                                                                                    629,825
      9,300   General Public Utilities                                                                             266,213
      1,500   Glatfelter (PH) Co                                                                                    33,750
     13,600   GTE Corp                                                                                             498,100
      2,300   Harnischfeger Industries Inc                                                                          84,525
      1,000   Hawaiian Electric Industries                                                                          36,125
     22,500   Heinz (HJ) Co                                                                                        953,438
      1,800   Hershey Foods Corp                                                                                   107,775
     45,600   Hewlett Packard Co                                                                                 3,648,000
      3,700   Hormel (Geo A) & Co                                                                                   88,800
     12,700   Household International Inc                                                                          712,788
      2,000   Houston Industries Inc                                                                                84,750
      1,945   Hubbell Inc Class B                                                                                  114,026
      4,000   IBP Inc                                                                                              197,000
      3,200   Idaho Power                                                                                           84,400
      1,000   IES Industries                                                                                        25,250
      5,700   Illinova Corp                                                                                        143,213
     53,600   International Business Machines Corp                                                               5,540,900
      6,700   International Flavors & Fragrances                                                                   320,763
      1,500   Ipalco Enterprises                                                                                    51,938
      1,800   Jefferson Pilot Corp                                                                                 113,175
     21,600   Johnson & Johnson                                                                                  1,490,400
      5,300   Kansas City Power & Light Co                                                                         118,588
     11,800   Kellogg Co                                                                                           796,500
        500   Kingworld Productions                                                                                 19,000
      2,400   Kroger Co                                                                                             78,300
      1,200   Ku Energy                                                                                             32,700
        900   LG&E Energy Corp                                                                                      34,875
     32,500   Lilly (Eli) and Co                                                                                 2,660,938
      2,600   Liz Claiborne                                                                                         59,150
     23,823   Lockheed Martin Corp                                                                               1,450,225
      1,100   Loctite Corp                                                                                          52,800
      3,600   Loews Corp                                                                                           472,950
     19,400   LSI Logic Corp                                                                                       955,450
      3,600   Lyondell Petrochemical                                                                                99,000
     12,400   Manpower Inc                                                                                         356,500
        400   Marsh & McLennan Cos Inc                                                                              32,950
      2,300   MBIA Inc                                                                                             156,400
      2,100   Mc Graw Hill Inc                                                                                     165,375
      5,100   MCN Corp                                                                                              94,988
     17,400   Medtronic Inc                                                                                      1,642,125
     13,400   Melville Corp                                                                                        447,225
     42,700   Merck & Co                                                                                         2,129,663
      1,100   MGIC Investment Corp                                                                                  61,600
     40,600   Micron Tech                                                                                        3,121,125
     18,800   Microsoft Corp                                                                                     1,739,000
      3,500   Mid American Resource Inc                                                                             49,875
      5,400   Minnesota Mining & Manufacturing                                                                     294,975
        400   Minnesota Power and Light Co                                                                          10,750
      8,900   Mobil Corp                                                                                           847,725
      5,200   Montana Power Co                                                                                     114,400
     12,600   Morgan Stanley Group Inc                                                                           1,094,625
        300   Murphy Oil Corp                                                                                       12,150
      6,150   Mylan Laboratories                                                                                   140,681
      1,300   National Fuel Gas Co                                                                                  36,563
      2,900   Natl Service Industries                                                                               84,100
      2,800   Nevada Power                                                                                          57,050
      3,500   New England Elec Systems                                                                             122,500
      2,200   New York State Electric & Gas Corp                                                                    53,075
      5,400   Newell Co                                                                                            135,000
      3,200   Nicor Inc                                                                                             82,000
      4,000   Nike Inc Class B                                                                                     370,500
      4,600   Nipsco Industry                                                                                      150,650
      5,300   Northern States Power                                                                                225,913
     18,700   Novell Inc                                                                                           336,600
      6,000   Nynex Corp                                                                                           270,000
      3,900   Occidental Petroleum Corp                                                                             84,825
      1,300   Ohio Edison Co                                                                                        28,113
      4,200   Oklahoma Gas & Electric                                                                              148,575
      4,900   Old Republic International Corp                                                                      135,363
      3,000   Omni Group Inc                                                                                       188,250
     47,100   Pacific Corp                                                                                         853,688
     14,600   Pacific Enterprises                                                                                  350,400
      6,000   Pacific Telesis Group                                                                                170,250
      8,200   Pall Corp Co                                                                                         179,375
     22,600   Panhandle Eastern Corp                                                                               565,000
      4,050   Parker Hannifin Corp                                                                                 160,481
        100   Pennzoil Co                                                                                            4,400
      1,700   Peoples Energy Corp                                                                                   46,325
     43,800   Pfizer Inc                                                                                         2,162,625
     33,600   Philip Morris Cos Inc                                                                              2,507,400
      7,100   Polaroid Corp                                                                                        309,738
     23,500   Potomac Electric Power Co                                                                            502,313
      9,200   PP&L Resources                                                                                       201,250
      2,900   Premark International Inc                                                                            151,888
      3,700   Provident Life & Accident Insurance Co of America Class B                                             96,663
      5,800   Providian Corp                                                                                       222,575
      9,300   Public Service of Colorado                                                                           301,088
      4,400   Puget Sound Power & Light                                                                             95,150
     27,800   Raytheon Co                                                                                        2,248,325
      7,100   Readers Digest  Class A (Non-Voting)                                                                 328,375
      5,300   Reebok International Ltd                                                                             188,150
      2,700   Rhone Poulenc Rorer Inc                                                                              119,475
     17,400   Rite Aid Corp                                                                                        487,200
      1,800   Rockwell International Corp                                                                           80,550
      1,900   SAFECO Corp                                                                                          122,788
        900   San Diego Gas & Electric                                                                              19,575
     28,200   Sara Lee Corp                                                                                        782,550
      8,500   SBC Communications Inc                                                                               430,313
      4,800   Scana Corp                                                                                           111,600
      3,400   SCE Corp                                                                                              56,525
     14,800   Silicon Graphics Inc                                                                                 625,300
     69,300   Southern Co                                                                                        1,463,963
      2,000   Southwestern Public Service                                                                           60,000
      4,900   Sprint Corp                                                                                          173,950
     12,800   St Paul Cos                                                                                          694,400
      4,400   Student Loan Marketing                                                                               238,150
     13,200   Sun Microsystems Inc                                                                                 763,950
      2,000   Supervalu Inc                                                                                         59,250
      1,100   Tambrands Inc                                                                                         49,363
     23,200   Tandem Computers Inc                                                                                 284,200
     11,400   Teco Energy Inc                                                                                      246,525
     21,500   Tenet Healthcare Corp                                                                                341,313
      6,900   Tenneco Inc                                                                                          334,650
      4,100   Texaco Inc                                                                                           265,475
      3,100   Textron Inc                                                                                          212,350
      1,000   Thomas & Betts Corp                                                                                   67,500
      9,200   Torchmark Corp                                                                                       368,000
      5,500   Transamerica Corp                                                                                    374,000
        400   Transatlantic Hldg Inc                                                                                28,000
     14,100   Travelers (The)                                                                                      676,800
      2,300   Tyson Foods Inc Class A                                                                               59,225
      1,500   UGI Corp                                                                                              32,063
      5,900   Union Electric                                                                                       210,188
      3,400   Universal Foods Corp                                                                                 107,950
     20,200   Upjohn Co                                                                                            855,975
      6,700   US West Inc                                                                                          291,450
      2,200   Utilicorp United Inc                                                                                  59,675
      6,200   V F Corporation                                                                                      339,450
      7,800   Vishay Intertechnology                                                                               315,900
      1,200   Vulcan Materials                                                                                      63,150
     16,400   Walgreen Co                                                                                          401,800
      1,700   Warner Lambert                                                                                       153,638
      1,000   Washington Gas Light Co                                                                               19,125
      6,400   Washington Water Power                                                                                99,200
      1,200   Weis Markets                                                                                          33,900
      5,600   Wellpoint Health Networks Inc Class A                                                                166,600
      3,700   Western Resources                                                                                    111,925
     10,500   Whitman Corp                                                                                         211,313
     10,700   Williams Comp Inc                                                                                    391,888
      2,900   Winn-Dixie Stores Inc                                                                                172,550
     13,600   Wisconsin Energy Corp                                                                                365,500
      1,000   WPL Holdings Inc                                                                                      28,500
        500   WPS Resources Corp                                                                                    14,438
      2,800   York International Corp                                                                              124,600
                                                                                                               112,149,064

              TOTAL STOCK AND EQUIVALENTS (Cost $242,130,547)                                                  266,730,482

 Par Value    U.S. GOVERNMENT - 6.3%
              UNITED STATES - 6.3%
$ 2,700,000   U.S. Treasury Note, 6.88% due 10/31/96 (a)                                                         2,732,484
 13,500,000   U.S. Treasury Note, 6.88% due 2/28/97 (a)                                                         13,700,391
  5,000,000   U.S. Treasury Note, 5.88% due 7/31/97 (a)                                                          5,000,781
                                                                                                                21,433,656

              TOTAL U.S. GOVERNMENT (Cost $21,387,102)                                                          21,433,656

Principal Amount
 of Contracts
(000's omitted)       CALL OPTIONS PURCHASED - 1.0%
                      UNITED STATES - 1.0%
    250,000   U.S. Treasury Bond, expires 12/04/95 strike $99 *                                                  3,320,313


              TOTAL CALL OPTIONS PURCHASED (Cost $3,222,656)                                                     3,320,313

 Par Value          SHORT-TERM INVESTMENTS - 14.9%
                    UNITED STATES - 14.9%
$17,000,000   First National Bank of Chicago Time Deposit, 5.81% due 9/1/95                                     17,000,000
 16,700,000   Morgan Guaranty Time Deposit, 5.75% due 9/1/95                                                    16,700,000
 17,000,000   Republic Bank of New York Time Depostit, 5.81% due 9/1/95                                         17,000,000
                                                                                                                50,700,000

              TOTAL SHORT-TERM INVESTMENTS (at cost)                                                            50,700,000

              TOTAL INVESTMENTS - 100.4%
              (Cost $317,440,305) * *                                                                        $ 342,184,451

              Other Assets and Liabilities (net) -  (0.4%)                                                      (1,487,134)

              TOTAL NET ASSETS - 100.0%                                                                      $ 340,697,317



              NOTES TO THE SCHEDULE OF INVESTMENTS:

              ADR   American Depositary Receipt

              (a)    All or a portion of this security is held as  collateral  for open futures contracts.

              (b)    Restricted  security - This security is restricted as to resale. At August
                     31, 1995 restricted securities amounted to $415,747 or 0.1% of net assets.

              (c)    Security valued by management (Note 1).

              *      Non-income producing security.

              **     The  aggregate   identified  cost  for  federal  income  tax  purposes  is
                     $317,440,305,  resulting in gross unrealized appreciation and depreciation
                     of  $30,501,029   and   $5,756,883,   respectively,   and  net  unrealized
                     appreciation of $24,744,146.


            At August 31, 1995, industry sector diversification of the Fund's equity investments was as follows:

                                                                                           Percentage of
            Industry Sector                                                                  Net Assets

            Health Care                                                                          6.6 %
            Banking                                                                              6.4
            Utilities                                                                            6.1
            Food and Beverage                                                                    6.0
            Services                                                                             5.9
            Oil and Gas                                                                          5.2
            Computers and Office Equipment                                                       4.0
            Consumer Goods                                                                       3.9
            Transportation                                                                       3.5
            Retail Trade                                                                         3.3
            Aerospace                                                                            2.9
            Technology                                                                           2.7
            Construction                                                                         2.7
            Insurance                                                                            2.7
            Telecommunications                                                                   2.4
            Real Estate                                                                          2.1
            Chemicals                                                                            1.6
            Financial Services                                                                   1.6
            Miscellaneous                                                                        1.5
            Pharmaceuticals                                                                      1.4
            Metals and Mining                                                                    1.4
            Automotive                                                                           0.9
            Machinery                                                                            0.9
            Manufacturing                                                                        0.9
            Paper and Allied Products                                                            0.7
            Textiles                                                                             0.3
            Primary Processing                                                                   0.4
            Electric                                                                             0.2

                                                                                                78.2 %


               See accompanying notes to the financial statements.




GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST  31, 1995 (UNAUDITED)


ASSETS:

                Investments, at value (cost $266,740,305) (Note 1)                       $              291,484,451
                Short-term investments, at cost (Note 1)                                                 50,700,000
                Foreign currency, at value (cost $205,728) (Note 1)                                         186,219
                Cash                                                                                         57,864
                Receivable for investments sold                                                              13,599
                Dividends and interest receivable                                                           623,918
                Foreign withholding taxes receivable                                                        147,615
                Receivable for expenses waived or borne by Manager (Note 2)                                  15,779

                          Total assets                                                                  343,229,445


LIABILITIES:
                Payable for investments purchased                                                            18,331
                Payable for open swap contracts (Notes 1 and 6 )                                          1,951,443
                Payable for daily variation margin on open futures contracts (Note 1)                       327,025
                Payable to affiliate for management fee (Note 2)                                            180,602
                Accrued expenses                                                                             54,727

                          Total liabilities                                                               2,532,128

NET ASSETS (equivalent to $10.50 per share based
                on 32,443,087 shares outstanding, unlimited shares authorized)           $              340,697,317


NET ASSETS CONSIST OF:
                Paid-in capital                                                          $              328,881,940
                Accumulated undistributed net investment income                                           4,329,441
                Accumulated undistributed net realized loss                                              (9,937,977)
                Net unrealized appreciation                                                              17,423,913

                          NET ASSETS                                                     $              340,697,317

               See accompanying notes to the financial statements.


GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT  OF  OPERATIONS  -  SIX  MONTHS  ENDED  AUGUST  31,  1995  (UNAUDITED)

INVESTMENT INCOME:
              Dividends (net of foreign tax expense of $298,539)                              $                 3,668,784
              Interest                                                                                          1,765,857
                        Total income                                                                            5,434,641
EXPENSES:
              Management fee (Note 2)                                                                             918,184
              Custodian fees                                                                                      170,518
              Audit fees                                                                                           27,552
              Registration fees                                                                                    19,540
              Transfer agent fees                                                                                  13,800
              Legal fees                                                                                            9,474
              Insurance                                                                                             1,190
              Trustee fee (Note 2)                                                                                    646
              Miscellaneous                                                                                           368

                        Total expenses                                                                          1,161,272
                        Less:  expenses waived or borne by Manager (Note 2)                                       (72,570)
                        Net expenses                                                                            1,088,702




                           Net investment income                                                                4,345,939

REALIZED AND UNREALIZED GAIN (LOSS):
                        Net realized gain (loss) on:
                          Investments                                                                           4,036,461
                          Closed futures contracts                                                             (9,399,239)
                          Closed swap contracts                                                                (4,618,329)
                          Foreign currency and foreign currency related
                              transactions                                                                        (67,556)
                                Net realized loss                                                             (10,048,663)
                        Change in net unrealized appreciation (depreciation) on:
                          Investments                                                                          22,164,374
                          Open futures contracts                                                               (2,131,450)
                          Open swap contracts                                                                  (2,877,763)
                          Foreign currency and foreign currency related
                              transactions                                                                        (34,990)
                                Net unrealized gain                                                            17,120,171
                        Net realized and unrealized gain                                                        7,071,508

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $                11,417,447

               See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS ENDED
                                                                                           AUGUST 31, 1995           PERIOD ENDED
                                                                                             (UNAUDITED)          FEBRUARY 28, 1995*
INCREASE (DECREASE) IN NET ASSETS:
Operations:

           Net investment income                                               $             4,345,939 $                  1,420,553
           Net realized gain (loss)                                                        (10,048,663)                     130,219
           Change in net unrealized appreciation (depreciation)                             17,120,171                      303,742

           Net increase in net assets resulting from operations                             11,417,447                    1,854,514

Distributions to shareholders from:
           Net investment income                                                              (761,607)                    (694,977)


Fund share transactions:  (Note 5)
           Proceeds from sale of shares                                                    124,685,708                  214,025,378
           Net asset value of shares issued to shareholders
                   in payment of distributions declared                                       454,942                       153,241
           Cost of shares repurchased                                                       (9,737,294)                    (700,035)

           Net increase in net assets resulting
                   from Fund share transactions                                           115,403,356                   213,478,584

           Total increase in net assets                                                    126,059,196                  214,638,121

Net assets:
           Beginning of period                                                             214,638,121                          -

           End of period (including accumulated undistributed
                    net income of $4,329,441 and $745,109, respectively)       $           340,697,317 $                214,638,121

*          Period from July 29, 1994 (commencement of operations) to February 28, 1995.

                     See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                         SIX MONTHS ENDED         PERIOD FROM JULY 29, 1994
                                                                         AUGUST 31, 1995        (COMMENCEMENT OF OPERATIONS)
                                                                           (UNAUDITED)                TO FEBRUARY 28, 1995
NET ASSET VALUE, BEGINNING OF PERIOD                               $                   10.12  $                          10.00

Income from investment operations:
  Net investment income (a)                                                             0.12                              0.11
  Net realized and unrealized gain
   on investments                                                                       0.29                              0.08

    Total from investment operations                                                    0.41                              0.19

Less distributions to shareholders :
  From net investment income                                                           (0.03)                            (0.07)


NET ASSET VALUE, END OF PERIOD                                     $                   10.50  $                          10.12

TOTAL RETURN (B)                                                                        4.01%                             1.92%


RATIOS/SUPPLEMENTAL DATA:

                Net assets, end of period (000's)                                   $340,697                          $214,638
                Net expenses to average
                            daily net assets (a)                                        0.77%*                            0.92%*
                Net investment income to average
                            daily net assets (a)                                        3.07%*                            2.85%*
                Portfolio turnover rate                                                   67%                              194%


                     *      Annualized.
                     (a)    Net of fees and expenses voluntarily waived or borne by the Manager of the following
                            per share amounts:                     $                   0.002  $                          0.006
                     (b)    Calculation  excludes  subscription  fees. The total
                            returns  would have been lower had certain  expenses
                            not been waived during the period shown.

               See accompanying notes to the financial statements.


GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Global Hedged Equity Fund (the "Fund"), which commenced operations on July 29, 1994, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies
consistently   followed  by  the  Fund  in  the  preparation  of  its  financial statements.

PORTFOLIO VALUATION
     Portfolio  securities  listed on a  securities  exchange  for which  market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS
         The Fund may purchase index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.


FORWARD  CURRENCY  CONTRACTS
         The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. At August 31, 1995 there were no outstanding forward currency contracts.

OPTIONS
         The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

         The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

SWAP AGREEMENTS
         The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund entered into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1995.

TAXES
         The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if paid and received by the shareholders of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS
         The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

         Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

         Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is .60% of the amount invested. In the case of cash redemptions, the premium is 1.40% of the amount redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $529,474 in purchase premiums and no redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of 0.65% of average daily net assets. The Manager has agreed to waive a portion of its fee until further notice to the extent that the Fund's annual expenses (including management but excluding custody fees, brokerage commissions and transfer taxes) exceed 0.65% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $646. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 1995, purchases and sales of investments, other than short-term obligations, were as follows:

                                                                Purchases               Sales
      U.S. Government securities                               $116,878,229          $117,051,281
      Investments (non-U.S. Government securities)               94,882,240            38,077,055


4.  PRINCIPAL SHAREHOLDER

     At August 31, 1995, 28% of the outstanding shares of the Fund were held by one shareholder.


5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                       Period from July 29, 1994
                                                             Six Months Ended        (Commencement of Operations)
                                                              August 31, 1995            to February 28, 1995
                                                                (Unaudited)
    Shares sold                                                    12,127,111                  21,270,733
    Shares issued to shareholders in reinvestment
     of distributions                                                  43,913                      15,401
    Shares repurchased                                               (944,829)                    (69,242)
    Net increase                                                   11,226,195                  21,216,892
    Fund shares:
     Beginning of period                                           21,216,892                    ___
     End of period                                                 32,443,087                  21,216,892


6.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 1995 is as follows:

     FUTURES CONTRACTS

                                                                                                Net Unrealized
     Number of                                                              Contract             Appreciation
     Contracts                Type                Expiration Date             Value             (Depreciation)
     Buys
           4              All Ords                   September 1995         $    162,325       $          2,200
           3              CAC                        September 1995              224,709                 (9,245)
           3              DAX                        September 1995              457,400                 (5,168)
           6              FT-SE 100                  September 1995              807,004                (13,875)
          39              IBEX                       September 1995              107,095                 (2,710)
           6              TOPIX                      September 1995              875,992                  6,287
           2              TOPIX                      December 1995               292,802                  5,042
                                                                                                        (17,469)

     Sales
          45              Hang Seng                  September 1995         $  2,655,180       $        (26,219)
         401              S&P 500                    September 1995           91,484,513             (5,297,288)
                                                                                               $     (5,323,507)

     At August 31, 1995, the Fund had cash and/or securities to cover any margin requirements on open futures contracts.


     SWAP AGREEMENTS
                                                                                                    UNREALIZED
          NOTIONAL     EXPIRATION                                                                  APPRECIATION
           AMOUNT         DATE                              DESCRIPTION                           (DEPRECIATION)
          7,833,465          9/1/95       Agreement with Morgan Stanley & Co. International        $  (611,281)
                                          Limited dated 9/1/94 to pay (receive) the notional
                                          amount multiplied by the return on the EASEA index
                                          plus 5.93% of the EASEA dividend yield and to receive
                                          6 month LIBOR plus 0.10%. (a)

          8,000,000         9/29/95       Agreement with Union Bank of Switzerland dated 9/30/94      (415,722)
                                          to pay (receive) the notional amount multiplied by the
                                          return on the EAFE Japan index multiplied by a stated
                                          Japan weight (which is a percentage of the EAFE Japan
                                          Index as a proportion of the market capitalization
                                          weighted EAFE Index currently at 23%) plus the return
                                          on the EASEA  index  multiplied  by 1 minus the stated
                                          Japan  weighting and to receive LIBOR plus 0.10%.

         13,079,036        10/31/95       Agreement with Morgan Stanley & Co. International           (309,402)
                                          Limited dated 10/28/94 to pay (receive) the notional
                                          amount multiplied by  the return on the EASEA index
                                          plus 5.93% of the EASEA dividend yield and to receive 6
                                          month LIBOR plus 0.05%. (a)

         36,043,614         1/31/96       Agreement with Morgan Stanley & Co. International          1,487,303
                                          Limited dated 1/31/95 to pay (receive) the notional
                                          amount multiplied by the return on the EASEA index plus
                                          5.93% of the EASEA dividend yield and to receive 6
                                          month LIBOR minus 0.05%. (a)

         50,000,000         1/31/96       Agreement with Swiss Bank Corporation dated 1/31/95 to    (2,337,112)
                                          pay (receive) the notional amount multiplied by the
                                          return on the EAFE Index and to receive LIBOR plus 0.05%.

          7,000,000         5/15/96       Agreement with Morgan Stanley & Co. International           (127,994)
                                          Limited dated 5/15/95 to pay (receive) the notional
                                          amount multiplied by the return on the EASEA index plus
                                          9.0927% of the EASEA dividend yield and to receive 6
                                          month LIBOR minus 0.4293%. (a)

          6,000,000         5/31/96       Agreement with Morgan Stanley & Co. International             76,753
                                          Limited dated 5/15/95 to pay (receive) the notional
                                          amount multiplied by the return on the EAFE index plus
                                          8.352% of the EAFE dividend yield and to receive 6
                                          month LIBOR minus 0.1885%. (a)

         13,000,000         5/31/96       Agreement with Swiss Bank Corporation dated 5/15/95 to       175,013
                                          pay (receive) the notional amount multiplied by the
                                          return on the EAFE Index and to receive LIBOR.

         10,000,000         5/31/96       Agreement with Swiss Bank Corporation dated 5/31/95 to       110,999
                                          pay (receive) the notional amount multiplied by the
                                          return on the EAFE Index and to receive LIBOR.

                                          Net unrealized depreciation                             $ (1,951,443)

              (a) Notional amount is increased (decreased) by each
                       periodic payment received or made.


GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

       PAR VALUE          DESCRIPTION                                                                                      VALUE ($)
                          DEBT OBLIGATIONS - 96.5%
                          ASSET BACKED SECURITIES - 52.2%
$         10,000,000      Banc One Credit Card Master Trust 94-B, 7.55% due 12/15/99                                      10,283,984
           2,000,000      Carco Auto Loan 92-A Class A, Variable Rate, 6.29% due 9/15/99                                   2,000,000
          10,000,000      Carco Auto Loan 94-2 Class A, 7.88% due 7/15/99                                                 10,296,094
           4,500,000      Dilmun Capital Corp, Variable Rate, 7.00% due 11/15/03                                           4,511,250
           6,400,000      Discover Card Master Trust I 94-2 Class A, 6.22% due 10/16/04                                    6,445,498
           3,000,000      EMC Mortgage Corp Trust 93-L2 Class 2, Variable Rate, 7.18% due 2/25/04                          3,001,875
           5,000,000      European Sovereign Investments, Variable Rate, 6.21% due 1/20/99                                 5,007,813
           2,500,000      Federal National Mortgage Association, 4.62% due 2/25/98                                         2,421,875
          15,000,000      Federal National Mortgage Association, 5.19% due 7/20/98                                        14,593,935
           5,000,000      First USA Credit Card Master Trust 94-4 Class A, Variable Rate, 6.25% due 8/15/03                5,043,295
           3,500,000      Fremont SBL Master Trust 93-A Class A, Variable Rate, 6.35% due 3/15/98                          3,501,094
          10,000,000      Keycorp Student Loan Trust 94-B Certificates, Variable Rate, 6.67% due 11/25/21                 10,018,750
          10,000,000      Keycorp Student Loan Trust 95-A Class B, Variable Rate, 6.69% due 10/27/21                      10,031,250
          12,400,000      MBNA Master Credit Card Trust 94-C Class A, Variable Rate, 6.13% due 03/15/04                   12,423,250
           6,000,000      Navistar Financial Dealer Note Master Trust 95-1 Class A,Variable Rate, 6.24% due 8/25/07        5,996,248
           6,000,000      Oakwood Mortgage Investors Inc 95-A Class A4, Variable Rate, 7.70% due 9/15/20                   5,925,000
           3,000,000      Potomac Mills Finance Corp, Variable Rate, 6.59% due 10/20/04                                    2,998,125
           5,000,000      Premier Auto Trust 95-1 Certificates, 8.10% due 03/04/01                                         5,226,953
           4,689,584      Resolution Trust Corp 94-C1 Class A3, Variable Rate, 6.55% due 6/25/26                           4,689,584
          10,535,000      Signet Credit Card Master Trust 94-4 Class A, 6.80% due 12/15/00                                10,653,519
           2,637,000      SMS Student Loan Trust 94-B Certificates, Variable Rate, 6.69% due 10/25/23                      2,646,889
           4,932,000      SMS Student Loan Trust 95-A Certificates, Variable Rate, 6.59% due 4/25/25                       4,932,000
           5,888,000      Society Student Loan Trust 93-A Class B, Variable Rate, 6.63% due 7/25/03                        5,935,840
           4,948,017      UCFC Home Equity Loan 95-B2 Class A8, Variable Rate, 6.39% due 10/10/26                          4,941,832
                                                                                                                         153,525,953
                          CORPORATE OBLIGATION - 3.3%
           8,855,000      New England Telephone & Telegraph, 7.88% due 11/15/29                                            9,609,765

                          STRUCTURED NOTES - 16.6%
           3,000,000      Federal Home Loan Bank, 4.90% due 2/23/98                                                        2,930,379
           3,550,000      Federal Home Loan Bank, Variable Rate, 3.04% due 7/28/98 (d)                                     3,239,375
          10,000,000      Federal National Mortgage Association, 5.00% Step up, due 1/19/99                                9,724,160
          14,000,000      Sallie Mae, Variable Rate, 0.00% due 1/24/96 (c)                                                13,737,500
          20,000,000      Sallie Mae, Variable Rate, 4.00% due 3/23/98 (e)                                                18,975,000
                                                                                                                          48,606,414
                          U.S. GOVERNMENT - 24.4%
          14,000,000      U.S. Treasury Bond 6.25%  due 8/15/23  (a)                                                      13,125,000
          15,000,000      U.S. Treasury Note 6.25%  due 8/31/96   (a) (b)                                                 15,070,290
          10,000,000      U.S. Treasury Note 6.38%  due 8/15/02  (a)                                                      10,087,500
          22,000,000      U.S. Treasury Note 6.88%  due 8/31/99  (a)                                                      22,618,750
          10,000,000      U.S. Treasury Note 7.25%  due 5/15/04  (a)                                                      10,600,000
                                                                                                                          71,501,540

                          TOTAL DEBT OBLIGATIONS (Cost $278,176,237)                                                     283,243,672

                          SHORT-TERM INVESTMENTS - 21.2%
                          REPURCHASE AGREEMENT - 3.6%
          10,648,829      Salomon  Brothers  Repurchase  Agreement,   dated
                          8/31/95,  due  9/1/95,  with a maturity  value of
                          $10,650,396  and an  effective  yield  of  5.30%,
                          collateralized by U.S. Treasury  Obligations with
                          rates ranging from 6.25% to 6.50%,  with maturity
                          dates ranging from 4/30/97 to 8/15/23 and with an
                          aggregate market value of $10,878,828.                                                          10,648,829

                          CASH EQUIVALENTS - 17.6%
          13,406,743      Bank of Boston Time Deposit, 5.95% due 9/1/95                                                   13,406,743
           4,616,994      Dreyfus Cash Management Money Market Fund Plus, A Shares                                         4,616,994
           4,149,807      Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                       4,149,807
          11,515,149      Lehman Prime Value Money Market Fund                                                            11,515,149
           4,149,807      National Westminster Time Deposit, 5.95% due 9/1/95                                              4,149,807
          13,500,000      Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                                 13,500,000
                                                                                                                          51,338,500

                          TOTAL SHORT-TERM INVESTMENTS (cost $61,987,329)                                                 61,987,329

                          TOTAL INVESTMENTS - 117.7%
                          (Cost $340,163,566) * *                                                                        345,231,001

                          Other Assets and Liabilities (net) -  (17.7%)                                                 (51,804,587)

                          TOTAL NET ASSETS - 100.0%                                                                $     293,426,414


                           NOTES TO THE SCHEDULE OF INVESTMENTS:

                           (a)   All or a portion of this security is on loan.

                           (b)   A portion of this security is held as collateral for open futures contracts.

                           (c)   Interest rate is linked to changes in the daily 3 month LIBOR rate.

                           (d)   Interest rate is linked to changes in
                                 the daily 3 month LIBOR rate, and the
                                 Constant Maturity Treasury index.

                           (e)   Interest rate is linked to changes in the 5 year German Mark swap rate.

                            Variable rates - The rates  shown on  variable  rate
                                 notes are the current  interest rates at August
                                 31, 1995, which are subject to change based on the terms of the security.

                            **   The   aggregate   identified  cost for  federal
                                 income tax purposes is $340,163,566,  resulting
                                 in   gross    unrealized    appreciation    and
                                 depreciation   of   $5,231,627   and  $164,192,
                                 respectively,  and net unrealized  appreciation
                                 of $5,067,435.

              See accompanying notes to the financial statements.



    GMO DOMESTIC BOND FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


    ASSETS:
           Investments, at value (cost $278,176,237) (Note 1)                            $      283,243,672
           Short-term investments, at cost (Note 1)                                              61,987,329
           Receivable from brokers for open futures contracts (Note 1)                              393,301
           Interest receivable                                                                    1,638,683
           Receivable for expenses waived or borne by Manager (Note 2)                               12,400
                     Total assets                                                               347,275,385

    LIABILITIES:
           Payable for investments purchased                                                      2,424,169
           Payable upon return of securities loaned (Note 1)                                     51,335,104
           Payable to affiliate for management fee  (Note 2)                                         59,208
           Accrued expenses                                                                          30,490
                     Total liabilities                                                           53,848,971

    NET ASSETS  (equivalent to $10.63 per share based
           on 27,611,985 shares outstanding, unlimited shares authorized)                $      293,426,414

    NET ASSETS CONSIST OF:
           Paid-in capital                                                               $      278,270,504
           Accumulated undistributed net investment income                                        3,284,083
           Accumulated undistributed net realized gain                                            6,034,745
           Net unrealized appreciation                                                            5,837,082
                     NET ASSETS                                                          $      293,426,414

           See accompanying notes to the financial statements.

     GMO DOMESTIC BOND FUND
     (A SERIES OF GMO TRUST)

     STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)


     INVESTMENT INCOME:
             Interest (including securities lending income of $23,621)           $        8,795,627

     EXPENSES:
             Management fee (Note 2)                                                        318,583
             Custodian and transfer agent fees                                               34,333
             Audit fees                                                                      18,551
             Registration fees                                                               10,849
             Legal fees                                                                       6,521
             Insurance                                                                          914
             Trustee fee (Note 2)                                                               457
             Miscellaneous                                                                      283
                 Total expenses                                                             390,491
                 Less:  expenses waived or borne by Manager (Note 2)                        (71,908)
                 Net expenses                                                               318,583
                      Net investment income                                               8,477,044

     REALIZED AND UNREALIZED GAIN (LOSS):
                 Net realized gain (loss) on:
                 Investments                                                              1,774,429
                 Closed futures contracts                                                 5,551,996



                           Net realized gain                                              7,326,425

                 Change in net unrealized appreciation (depreciation) on:
                      Investments                                                         3,810,078
                      Open futures contracts                                               (526,360)



                           Net unrealized gain                                            3,283,718


                      Net realized and unrealized gain                                   10,610,143

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $       19,087,187

                       See  accompanying  notes to the  financial statements.


    GMO DOMESTIC BOND FUND
    (A SERIES OF GMO TRUST)

    STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                            AUGUST 31, 1995         YEAR ENDED
                                                                              (UNAUDITED)        FEBRUARY 28, 1995

    INCREASE (DECREASE) IN NET ASSETS:
    Operations:
            Net investment income                                        $         8,477,044   $         2,663,941
            Net realized gain (loss)                                               7,326,425              (103,743)
            Change in net unrealized appreciation (depreciation)                   3,283,718             2,553,364
            Net increase in net assets resulting from operations                  19,087,187             5,113,562

    Distributions to shareholders from:
            Net investment income                                                 (6,514,968)           (1,341,934)
            Net realized gains                                                    (1,187,937)            -
                                                                                  (7,702,905)           (1,341,934)
    Fund share transactions:  (Note 5)
            Proceeds from sale of shares                                          72,331,347           210,727,193
            Net asset value of shares issued to shareholders
                   in payment of distributions declared                            6,677,113               957,879
            Cost of shares repurchased                                            (6,343,576)           (6,079,452)
            Net increase in net assets resulting
                   from Fund share transactions                                   72,664,884           205,605,620

            Total increase in net assets                                          84,049,166           209,377,248

    NET ASSETS:
            Beginning of period                                                  209,377,248             -

            End of period (including accumulated undistributed
                   net investment income of $3,284,083 and
                   $1,322,007, respectively)                             $       293,426,414   $       209,377,248


              See accompanying notes to the financial statements.



     GMO DOMESTIC BOND FUND
     (A SERIES OF GMO TRUST)

     FINANCIAL HIGHLIGHTS
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    SIX MONTHS ENDED       PERIOD FROM AUGUST 18, 1994
                                                    AUGUST 31, 1995       (COMMENCEMENT OF OPERATIONS)
                                                       (UNAUDITED)            TO FEBRUARY 28, 1995
     NET ASSET VALUE, BEGINNING OF PERIOD           $          10.13         $       10.00

     Income from investment operations:
             Net investment income (a)                          0.33                  0.24
             Net realized and unrealized gain                   0.49                  0.07
                  Total from investment operations              0.82                  0.31

     Less distributions to shareholders:
             From net investment income                        (0.27)                (0.18)

             From net realized gains                           (0.05)                    -

                  Total distributions                          (0.32)                (0.18)

     NET ASSET VALUE, END OF PERIOD                 $          10.63         $       10.13

     TOTAL RETURN (B)                                           8.15%                 3.16%


     RATIOS/SUPPLEMENTAL DATA:

             Net assets, end of period (000's)      $        293,426         $     209,377
             Net expenses to average
                  daily net assets (a)                          0.25%*                0.25%*
             Net investment income to average
                  daily net assets (a)                          6.65%*                6.96%*
             Portfolio turnover rate                              34%                   65%



             *         Annualized
             (a)       Net of fees and expenses voluntarily waived or borne by the Manager of the following
                       per share amounts            $        -               $        0.01
             (b)       The  total  returns  would  have been  lower had  certain
                       expenses not been waived during the period shown.



              See accompanying notes to the financial statements.



GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     FUTURES CONTRACTS
     The Fund may use futures contracts to manage its exposure to the bond markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instruments or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     INDEXED SECURITIES
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indicies, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $50,221,500, collateralized by cash in the amount of $51,338,500, which was invested in short-term instruments.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Premiums and market discounts are amortized and accreted.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .25% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .25% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $457. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 1995, purchases and sales of investments, other than short-term obligations, were as follows:

                                                                      Purchases               Sales

      U.S. Government securities                           $          33,300,775  $         58,303,669
      Investments (non-U.S. Government securities)                   154,274,646            22,286,060



4.   PRINCIPAL SHAREHOLDERS

     At August 31, 1995, 70% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                          Period from
                                                         Six Months Ended               August 18, 1994
                                                         August 31, 1995          (Commencement of Operations)
                                                           (Unaudited)                to February 28, 1995

     Shares sold                                               6,894,982                   21,191,425
     Shares issued to shareholders in
      reinvestment of distributions                              643,053                       98,345
     Shares repurchased                                         (597,034)                    (618,786)
     Net increase                                              6,941,001                   20,670,984
     Fund shares:
      Beginning of period                                     20,670,984                       ---
      End of period                                           27,611,985                   20,670,984

 6.  FINANCIAL INSTRUMENTS

     A summary of outstanding futures contracts at August 31, 1995, is as follows:

     Number of                                                                              Net Unrealized
     Contracts                 Type                 Expiration Date    Contract Value        Appreciation
        220          U.S. Treasury Note 5 Yr         December 1995      $ 23,543,440          $ 213,553
        455          U.S. Treasury Note 10 Yr        December 1995        49,882,500            104,869
        370          U.S. Treasury Bond              December 1995        41,717,500            451,225
                                                                                              $ 769,647

At August 31, 1995, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.


GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

  PAR VALUE               DESCRIPTION                                                                                VALUE ($)

                          DEBT OBLIGATIONS - 91.7%
                          ASSET BACKED SECURITIES - 37.3%
$      500,000            Dilmun Capital Corp,Variable Rate, 7.00% due 11/15/03                                        501,250
     1,000,000            Fremont SBL Master Trust 93-A Class A, Variable Rate, 6.35% due 3/15/98                    1,000,313
     1,000,000            Premier Auto Trust 94-4 Class B Certificates, 6.85% due 5/2/99                             1,008,988
                                                                                                                     2,510,551
                          STRUCTURED NOTES - 28.8%
     1,000,000            Sallie Mae, Variable Rate, 0.00% due 1/24/96 (a)                                             981,250
     1,000,000            Toyota Motor Credit, Variable Rate, 1.540% due 7/28/96 (b)                                   960,000
                                                                                                                     1,941,250
                          U.S. GOVERNMENT - 25.6%
     1,700,000            U.S. Treasury Note, 6.88% due 10/31/96                                                     1,721,250


                          TOTAL DEBT OBLIGATIONS (Cost $6,116,955)                                                   6,173,051

                          SHORT-TERM INVESTMENTS - 7.5%
                          REPURCHASE AGREEMENTS - 7.5%
       336,564            Salomon Brothers Repurchase Agreement, dated 8/31/95,
                          due 9/1/95, with a maturity value of $336,614 and an
                          effective yield of 5.3%, collateralized by U.S. Treasury
                          Obligations with rates ranging from 6.25% to 6.50%, with maturity dates ranging from 4/30/97 to 8/15/23 and with an aggregate market
                          value of $343,834.                                                                           336,564

       172,474            Prudential Bache Securities, Inc. Repurchase Agreement
                          dated 8/31/95, due 9/1/95, with a maturity value of $172,500 and an effective yield of 5.37%, collateralized by a Federal Home
                          Loan Mortgage Corporation Bond with a rate of 7.38%, a maturity
                          date of 8/1/23, and with an aggregated market value of $175,924.                             172,474
                                                                                                                       509,038

                          TOTAL SHORT-TERM INVESTMENTS (at cost)                                                       509,038

                          TOTAL INVESTMENTS - 99.2%
                          (Cost $6,625,993) * *                                                                      6,682,089

                          Other Assets and Liabilities (net) -  0.8%                                                    50,520

                          TOTAL NET ASSETS - 100.0%                                                            $     6,732,609


NOTES TO SCHEDULE OF INVESTMENTS:

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 1995, which are subject to change based on the terms of the security.

(a)     Interest rate linked to changes in the 3 month LIBOR rate.

(b)     Interest rate linked to changes in the 3 year Danish Kroner swap rate.

* * The aggregate identified cost for federal income tax purposes is $6,625,993, resulting in gross unrealized appreciation and depreciation of $58,292 and $2,196, respectively, and net unrealized appreciation of $56,096.


              See accompanying notes to the financial statements.



          GMO SHORT-TERM INCOME FUND
          (A SERIES OF GMO TRUST)

          STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)


          ASSETS:
                       Investments, at value (cost $6,116,955) (Note 1)                               $          6,173,051
                       Short-term investments, at cost  (Note 1)                                                   509,038
                       Interest receivable                                                                          60,096
                       Receivable for expenses waived or borne by Manager (Note 2)                                   2,232
                                 Total assets                                                                    6,744,417

          LIABILITIES:
                       Payable to affiliate for management fee  (Note 2)                                             1,350
                       Accrued expenses                                                                             10,458
                                 Total liabilities                                                                  11,808

          NET ASSETS (equivalent to $9.65 per share based
                       on 697,949 shares outstanding, unlimited shares authorized)                    $          6,732,609

          NET ASSETS CONSIST OF:
                       Paid-in capital                                                                $          6,750,598
                       Accumulated undistributed net investment income                                              72,013
                       Accumulated undistributed net realized loss                                                (146,098)
                       Net unrealized appreciation                                                                  56,096
                                 NET ASSETS                                                           $          6,732,609



                       See accompanying notes to the financial statements.




        GMO SHORT-TERM INCOME FUND
        (A SERIES OF GMO TRUST)

        STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)


        INVESTMENT INCOME:
                     Interest                                                                                        256,222

        EXPENSES:
                     Management fee (Note 2)                                                                           9,475
                     Audit fees                                                                                       10,393
                     Custodian and transfer agent fees                                                                 1,933
                     Registration fees                                                                                   740
                     Legal fees                                                                                          184
                     Trustee fee (Note 2)                                                                                 14
                     Insurance                                                                                            14
                     Miscellaneous                                                                                       156
                                 Total expenses                                                                       22,909
                                 Less:  expenses waived or borne by Manager (Note 2)                                 (13,434)
                                 Net expenses                                                                          9,475
                                          Net investment income                                                      246,747

        REALIZED AND UNREALIZED GAIN (LOSS):

                                 Net realized gain on investments                                                     21,838


                                 Change in net unrealized appreciation (depreciation) on investments                  65,271


                                          Net realized and unrealized gain on investments                             87,109

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $            333,856


     See accompanying notes to the financial statements.

          GMO SHORT-TERM INCOME FUND
          (A SERIES OF GMO TRUST)

          STATEMENT OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS ENDED
                                                                                       AUGUST 31, 1995                YEAR ENDED
                                                                                         (UNAUDITED)               FEBRUARY 28, 1995
          INCREASE (DECREASE) IN NET ASSETS:
          Operations:
                       Net investment income                                      $            246,747   $               655,082
                       Net realized gain (loss)                                                 21,838                  (168,682)
                       Change in net unrealized appreciation (depreciation)                     65,271                   (44,099)
                       Net increase in net assets resulting from operations                    333,856                   442,301

          Distributions to shareholders from:
                       Net investment income                                                  (273,835)                 (612,710)

          Fund share transactions:  (Note 4)
                       Proceeds from sale of shares                                          5,246,108                31,888,771
                       Net asset value of shares issued to shareholders
                               in payment of distributions declared                            252,657                   502,424
                       Cost of shares repurchased                                           (7,019,673)              (32,122,310)
                       Net  increase (decrease) in net assets resulting
                               from Fund share transactions                                 (1,520,908)                  268,885

                       Total increase (decrease) in net assets                              (1,460,887)                   98,476

          NET ASSETS:
                       Beginning of period                                                   8,193,496                 8,095,020

                       End of period (including accumulated undistributed
                               net investment income of $72,013 and
                               $99,101, respectively)                             $          6,732,609   $             8,193,496



                      See accompanying notes to the financial statements.






         GMO SHORT-TERM INCOME FUND
         (A SERIES OF GMO TRUST)

         FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS ENDED
                                             AUGUST 31,1995                      YEAR ENDED FEBRUARY 28/29,
                                               (UNAUDITED)       1995          1994        1993        1992 (C)      1991 (B)(C)*

NET ASSET VALUE, BEGINNING OF PERIOD             $   9.56      $   9.79     $   10.05   $   10.11   $    10.00   $    10.00

Income from investment operations:
  Net investment income (a)                          0.33          0.63          0.44        0.46         0.56         0.67
  Net realized and unrealized gain (loss)            0.10         (0.28)        (0.09)       0.30         0.11           -

    Total from investment operations                 0.43          0.35          0.35        0.76         0.67         0.67

Less distributions to shareholders:
  From net investment income                        (0.34)        (0.58)        (0.46)      (0.38)       (0.56)       (0.67)
  From net realized gains                             -              -          (0.15)      (0.44)         -            -
   Total distributions                              (0.34)        (0.58)        (0.61)      (0.82)       (0.56)       (0.67)

NET ASSET VALUE, END OF PERIOD                   $   9.65      $   9.56      $   9.79    $  10.05      $  10.11    $  10.00

TOTAL RETURN (D)                                     4.59%         3.78%         3.54%       8.25%        11.88%       3.83%


RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)              $  6,733       $  8,193     $   8,095   $  10,499     $  9,257    $ 40,850
  Net expenses to average
    daily net assets (a)                             0.25%**        0.25%         0.25%       0.25%        0.25%       0.25%**
  Net investment income to average
    daily net assets (a)                             6.51%**        5.02%         4.35%       4.94%        5.83%       7.88%**
  Portfolio turnover rate                               7%           335%          243%        649%         135%         -



                  *    For the period from the commencement of operations, April 17, 1990 to February 28, 1991.
                  **   Annualized.
                  (a)  Net of fees and expenses voluntarily waived or borne by the Manager of the following
                       per share amounts:       $    0.02       $   0.02     $    0.02    $   0.03     $   0.03    $   0.09
                  (b)  The per share amounts and the number of shares outstanding have been restated to reflect  a one  for ten  reverse  stock  split  effective
                       December 1, 1991.
                  (c)  The Fund operated as a money market fund from April 17, 1990 until June 30, 1991.
                       Subsequently, the Fund became a short-term income fund.
                  (d)  Calculation excludes subscription fees. The total returns would  have been  lower  had  certain  expenses  not been
                       waived during the periods shown.

                       See accompanying notes to the financial statements.




GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

     The GMO Short-Term Income Fund ( the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less may be valued at amortized cost which approximates market value, unless circumstances dictate otherwise. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     INDEXED SECURITIES
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indicies, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SECURITY LENDING
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund had no securities on loan.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods.
     Therefore, no provision for federal income or excise tax is necessary.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income quarterly, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY  TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Premium and market discount are amortized and accreted.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.


2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager") for management and investment advisory services is paid monthly at the annual rate of .25% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .25% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $14. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 1995, purchases and sales of investments, other than short-term obligations, were as follows:

                                                          Purchases               Sales
     U.S. Government securities                          $   -            $    1,314,125
     Investments (non-U.S. Government securities)           502,750              471,406

4.   PRINCIPAL SHAREHOLDER

     At August 31, 1995, 68% of the outstanding shares of the Fund were held by one shareholder.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended
                                                                   August 31, 1995                 Year Ended
                                                                     (Unaudited)                February 28, 1995
     Shares sold                                                          547,622                   3,299,162
     Shares issued to shareholders in reinvestment
       of distributions                                                    26,602                      52,796
     Shares repurchased                                                  (733,107)                 (3,322,035)
     Net increase (decrease)                                             (158,883)                     29,923
     Fund shares:
     Beginning of period                                                  856,832                     826,909
     End of period                                                        697,949                     856,832



GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

       PAR VALUE           DESCRIPTION                                                                                     VALUE ($)
                               DEBT OBLIGATIONS - 97.0%
                               ARGENTINA - 2.9%
AGP               4,500,000    Argentina Bocon - Pro 1, Variable Rate, Peso Deposit Rate 1 mo., due 4/1/07                 2,137,500
USD               5,500,000    Argentina Bocon - Pro 2, Variable Rate, 1 mo. LIBOR, due 4/1/07                             3,355,000
                                                                                                                           5,492,500
                               BRAZIL - 4.1%
USD               4,752,548    Republic of Brazil Capitalization Bond, 8.00% due 4/15/14                                   2,317,491
USD               2,112,243    Republic of Brazil Capitalization Bond (Registered), 8.00% due 4/15/14                      1,060,144
USD               8,000,000    Republic of Brazil New Money Bond, Variable Rate, 6 mo. LIBOR + 13/16 (7.31%),
                                    due 4/15/09                                                                            4,350,000
                                                                                                                           7,727,635
                               BULGARIA - 0.4%
USD               1,000,000    Bulgaria Discount Bond, Variable Rate, 6 mo. LIBOR + 13/16 (6.75%), due 7/28/24               500,000
USD               1,000,000    Bulgaria FLIRB Series A (Registered), Variable Rate, 2.00% Step up, due 7/28/12               257,500
                                                                                                                             757,500
                               CANADA - 4.1%
CAD               2,000,000    Province of British Columbia, 7.88% due 11/30/23                                            1,330,678
GBP               2,000,000    Province of Ontario, 6.88% due 9/15/00                                                      2,935,545
CAD               3,000,000    Province of Quebec, 7.50% due 12/1/03                                                       2,080,325
CAD               2,000,000    Societe Quebec D'Ass D'Eaux, 8.13% due 8/11/03                                              1,421,872
                                                                                                                           7,768,420
                               CHINA - 0.5%
USD               1,000,000    Bank of China, 8.25% due 3/15/14                                                              935,486

                               DENMARK - 1.9%
DKK              20,000,000    Kingdom of Denmark, 8.00% due 11/15/01                                                      3,592,037

                               ECUADOR - 0.2%
USD               1,021,811    Republic of Ecuador PDI (Registered), Variable Rate, 3.00% Step up, due 2/27/15               319,315

                               FINLAND - 1.4%
JPY             250,000,000    Republic of Finland, 5.25% due 4/16/98                                                      2,792,241

                               FRANCE - 12.2%
ECU               4,500,000    Caisse Francaise Development, 5.50% due 2/9/01                                              5,271,588
SEK              20,000,000    Credit Foncier, 6.50% due 2/22/99                                                           2,439,826
ECU               7,000,000    Government of France, 8.25% due 4/25/22                                                     8,883,974
ECU               4,750,000    Societe Nationale Chemins de France, 9.38% due 3/12/01                                      6,580,308
                                                                                                                          23,175,696
                               GERMANY - 4.9%
JPY             150,000,000    Deutsche Bank Finance NV, 4.38% due 7/16/98                                                 1,647,014
GBP               1,300,000    Dresdner Finance Bank, 6.00% due 12/7/99                                                    1,877,896
ECU               2,000,000    KFW International Finance, 5.50% due 1/31/01                                                2,349,312
JPY             300,000,000    KFW International Finance, 6.00% due 11/29/99                                               3,529,862
                                                                                                                           9,404,084
                               JAPAN - 5.3%
CAD               7,000,000    Japan Highway Public Corp, 7.88% due 9/27/02                                                5,119,854
GBP               3,000,000    Kobe City, 9.50% due 10/20/04                                                               4,909,872
                                                                                                                          10,029,726
                               JORDAN - 0.7%
USD               2,000,000    Jordan Par, 4.00% Step up, due 12/23/23                                                       850,000
USD               1,000,000    Jordan PDI, Variable Rate, 6 mo. LIBOR + 13/16 (6.69%), due 12/23/05                          725,000
                                                                                                                           1,575,000
                               MEXICO - 2.4%
FRF              35,000,000    Mexico Par Bond, 6.63% due 12/31/19                                                         3,862,172
CHF               1,500,000    Mexico Par Bond, 3.75% due 12/31/19                                                           630,435
                                                                                                                           4,492,607
                               MULTINATIONAL - 2.6%
USD               5,000,000    European Sovereign Investments, Variable Rate, 3 mo. LIBOR + 1/10 (6.16%),
                                    due 7/28/99                                                                            4,967,500

                               NETHERLANDS - 6.7%
USD              13,000,000    Eagle Pier Corp Bv, Variable Rate, 6 mo. LIBOR + 1/4 (6.69%), due 10/3/01                  12,948,000

                               SOUTH AFRICA - 1.0%
SAR               8,000,000    Republic of South Africa Series R153, 13.00% due 8/31/10                                    1,836,514

                               SOUTH KOREA - 0.5%
USD               1,200,000    Korea Electric Power, 6.38% due 12/1/03                                                     1,150,500

                               SPAIN - 5.4%
ESP             650,000,000    Government of Spain, 10.25% due 11/30/98                                                    5,133,134
ESP             650,000,000    Government of Spain, 10.90% due 8/30/03                                                     5,140,391
                                                                                                                          10,273,525
                               SUPRANATIONAL - 2.0%
SEK              10,000,000    International Finance Corp, 10.63% due 9/20/99                                              1,390,468
JPY             200,000,000    World Bank, 6.75% due 6/18/01                                                               2,470,648
                                                                                                                           3,861,116
                               SWEDEN - 6.9%
SEK              65,000,000    Kingdom of Sweden, 10.25% due 5/5/20                                                        9,012,220
SEK              40,000,000    Kingdom of Sweden, 6.00% due 2/9/05                                                         4,109,210
                                                                                                                          13,121,430
                               THAILAND - 0.5%
THB              25,000,000    Thai Military Bank, 6.75% due 2/28/97                                                         943,984

                               TURKEY - 0.4%
GBP                 600,000    Republic of Turkey, 9.00% due 10/27/03                                                        792,365

                               UNITED KINGDOM - 2.0%
GBP               2,000,000    Guaranteed Export Financial Corp, 12.88% due 9/29/02                                        3,816,982

                               UNITED STATES - 26.9%

                               ASSET BACKED SECURITIES - 21.9%
USD               1,022,077    BCI Home Equity Loan 94-1 Class A-1, Variable Rate, 6.30% due 4/15/09                       1,016,740
USD               8,000,000    Discover Card Master Trust I 94-2 Class A, Variable Rate, 6.15% due 10/16/04                8,056,872
USD               2,500,000    First USA Credit Card Master Trust 94-4 Class A, Variable Rate, 6.25% due 8/15/03           2,521,648
USD               5,500,000    Fremont SBL Master Trust 93-A Class A, Variable Rate, 6.35% due 3/15/98                     5,501,719
USD               5,000,000    MBNA Master Credit Card Trust 94-C Class A, Variable Rate, 6.13% due 03/15/04               5,009,375
USD               1,000,000    Potomac Mills Finance Corp, Variable Rate, 6.59% due 10/20/04                                 999,375
USD               3,000,000    Premier Auto Trust 94-4 Class B Certificates, 6.85% due 5/2/99                              3,026,964
USD               2,813,751    Resolution Trust Corp 94-C1 Class A3, Variable Rate, 6.55% due 6/25/26                      2,813,751
USD               4,437,904    Resolution Trust Corp 94-C2 Class A1, Variable Rate, 6.45% due 4/25/25                      4,436,517
USD               3,766,000    SMS Student Loan 94-A, Variable Rate, 6.84% due 7/26/21                                     3,770,708
USD               4,500,000    Society Student Loan Trust 93-A Class B, Variable Rate, 6.63% due 7/25/03                   4,536,190
                                                                                                                          41,689,859
                               CORPORATE OBLIGATIONS - 1.9%
USD               1,500,000    First International Funding Co, Variable Rate, 6.61% due 6/3/98                             1,509,450
USD               2,000,000    New England Telephone & Telegraph, 7.88% due 11/15/29                                       2,170,472
                                                                                                                           3,679,922
                               STRUCTURED NOTES - 3.1%
USD               1,000,000    Bankers Trust Medium Term Note, 17.10% due 10/14/97 (a)                                     1,105,800
USD               5,000,000    Sallie Mae, Variable Rate, 4.00% due 3/23/98 (b)                                            4,743,750
                                                                                                                           5,849,550

                               TOTAL UNITED STATES                                                                        51,219,331

                               VENEZUELA - 1.1%
USD               1,000,000    Republic of Venezuela FLIRB Series A, Variable Rate, 6mo. LIBOR + 13/16 (7.00%),
                                    due 3/31/07                                                                              503,750
USD               2,000,000    Republic of Venezuela FLIRB Series B, Variable Rate, 6mo. LIBOR + 13/16 (7.00%),
                                    due 3/31/07                                                                            1,007,500
USD               1,000,000    Republic of Venezuela Discount Bond Series W-A, Variable Rate,
                                    6 mo. LIBOR + 13/16 (7.19%), due 3/31/20                                                 523,750
                                                                                                                           2,035,000

                               TOTAL DEBT OBLIGATIONS (Cost $178,003,123)                                                185,028,494

                               LOAN PARTICIPATIONS - 1.4%
                               IVORY COAST - 0.2%
FRF              15,000,000    Ivory Coast Syndicated Loan, (Sub-participation with Banque Paribas) *                        460,715

                               MOROCCO - 0.3%
USD               1,000,000    Kingdom of Morocco Registered Loan Agreement Tranche A, LIBOR + 13/16,
                                     (Sub-participation with Banque Paribas)                                                 608,750

                               RUSSIA - 0.9%
ECU               1,000,000    Russia Vnesheconombank Promissory Note,
                                    (Sub-participation with Bank of America, Illinois) *                                     357,504
FRF              25,000,000    Russia Vnesheconombank Syndicated Loan,
                                    (Sub-participation with Banque Paribas) *                                              1,387,100
                                                                                                                           1,744,604

                               TOTAL LOAN PARTICIPATIONS (Cost $3,234,354)                                                 2,814,069
       Principal Amounts
          of Contracts         CALL OPTIONS PURCHASED - 1.3%
        (000's omitted)        CROSS CURRENCY OPTIONS - 0.0%
DEM                  30,000    DEM Call / BEF Put, Expires 3/4/96 Strike 21.50                                                14,291

                               OPTIONS ON BONDS - 0.9%
USD                   3,500    Brazil Par Bond 4.00%, Expires 10/16/95 Strike 30.00                                          518,942
USD                   7,000    Brazil Par Bond 4.00%, Expires 10/16/95 Strike 29.50                                        1,072,617
                                                                                                                           1,591,559
                               OPTIONS ON CURRENCY - 0.4%
USD                  15,000    French Francs, Expires 12/19/95 Strike 4.94                                                   214,500
USD                  12,000    French Francs, Expires 5/28/96 Strike 5.17                                                    597,000
                                                                                                                             811,500

                               TOTAL CALL OPTIONS PURCHASED (Cost $1,744,348)                                              2,417,350

                               PUT OPTIONS PURCHASED - 2.6%
                               OPTIONS ON BONDS - 0.1%
USD                   6,650    Brazil IDU, Brady Bond, Expires 10/27/95 Strike 78.63                                          26,600
USD                   2,850    Brazil IDU, Brady Bond, Expires 11/20/95 Strike 80.31                                          25,080
USD                   2,850    Brazil IDU, Brady Bond, Expires 11/21/95 Strike 80.13                                          23,655
USD                   5,700    Brazil IDU, Brady Bond, Expires 11/9/95 Strike 77.94                                           19,403
                                                                                                                              94,738
                               OPTIONS ON CURRENCY - 2.5%
DEM                  26,000    DEM Put/ ITL Call, Expires 10/10/95 Strike 1,131.00                                           417,557
USD                  15,000    French Francs, Expires 12/19/95 Strike 4.94                                                   522,000
USD                  12,000    French Francs, Expires 5/28/96 Strike 5.17                                                    293,400
JPY               2,000,000    Japanese Yen, Expires 4/18/96 Strike 86.00                                                  2,309,340
JPY               2,000,000    Japanese Yen, Expires 4/30/96 Strike 92.00                                                  1,253,700
                                                                                                                           4,795,997

                               TOTAL PUT OPTIONS PURCHASED (Cost $1,939,338)                                               4,890,735

             Shares            RIGHTS AND WARRANTS - 0.0%
                               VENEZUELA - 0.0%
                      5,000    Republic of Venezuela Warrants, Expires 4/15/20                                                 -


                               TOTAL RIGHTS AND WARRANTS (Cost $0)                                                             -

                               SHORT-TERM INVESTMENTS - 1.2%
                               REPURCHASE AGREEMENT - 0.7%
USD               1,244,608    Salomon Brothers Repurchase Agreement, dated 8/31/95,
                               due 9/1/95, with a maturity value of $1,244,792 and an
                               effective yield of 5.30%, collateralized by  U.S. Treasury
                               Obligations with rates ranging from 6.25% to 6.50%, with maturity dates ranging from 4/30/97 to 8/15/23 and with an aggregate market
                               value of $1,271,490.                                                                        1,244,608

                               U.S. GOVERNMENT - 0.5%
USD               1,000,000    U. S. Treasury Bill, 5.41% due 5/30/96 (c)                                                    959,275

                               TOTAL SHORT-TERM INVESTMENTS (Cost $2,206,226)                                              2,203,883

                               TOTAL INVESTMENTS - 103.5%
                               (Cost $187,127,389) * *                                                                   197,354,531

                               Other Assets and Liabilities (net) -  (3.5%)                                              (6,670,407)
                               TOTAL NET ASSETS - 100.0%                                                             $   190,684,124


NOTES TO THE SCHEDULE OF INVESTMENTS:

(a) Principal is linked to the value of the Brazilian Capitalization Bond and the Brazilian IDU Bond.

(b)  Interest rate linked to changes in the daily 3 month LIBOR rate.

(c)  This security is held as collateral for open futures contracts.

*    Non-performing.  Borrower not currently paying interest.

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 1995, which are subject to change based on the terms of the security.

* * The aggregate identified cost for federal income tax purposes is $187,127,389, resulting in gross unrealized appreciation and depreciation of $12,233,438 and $2,006,296, respectively, and net unrealized appreciation of $10,227,142.

The principal amount of each security is stated in the currency in which the security is denominated.


AGP    -     Argentinian Peso           FRF       -      French Franc
CAD    -     Canadian Dollar            GBP       -      British Pound Sterling
CHF    -     Swiss Franc                JPY       -      Japanese Yen
DEM    -     German Mark                SAR       -      South African Rand
DKK    -     Danish Krone               SEK       -      Swedish Krona
ECU    -     European Currency Unit     THB       -      Thai Baht
ESP    -     Spanish Peseta             USD       -      United States Dollar

                   See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)

       ASSETS:
                  Investments, at value (cost $184,921,163) (Note 1)                               $             195,150,648
                  Short-term investments, at value (cost $ 2,206,226) (Note 1)                                     2,203,883
                  Foreign currency, at value (cost $573,584) (Note 1)                                                575,483
                  Receivable for investments sold                                                                 13,465,531
                  Interest receivable                                                                              5,646,353
                  Receivable for open forward foreign currency contracts (Note 6)                                  4,445,388
                  Receivable for expenses waived or borne by Manager (Note 2)                                         21,793
                            Total assets                                                                         221,509,079

       LIABILITIES:
                  Payable for investments purchased                                                                1,311,302
                  Written options outstanding, at value (premiums $2,803,876) (Note 6)                             1,539,900
                  Payable to brokers for open futures contracts (Note 1)                                             165,341
                  Payable for Fund shares repurchased                                                             11,600,000
                  Payable for open forward foreign currency contracts (Note 6)                                    16,093,635
                  Payable to affiliate for management fee  (Note 2)                                                   71,350
                  Accrued expenses                                                                                    43,427
                            Total liabilities                                                                     30,824,955

       NET ASSETS (equivalent to $10.69 per share based
                  on 17,840,505 shares outstanding, unlimited shares authorized)                   $             190,684,124

       NET ASSETS CONSIST OF:
                  Paid-in capital                                                                  $             174,855,008
                  Accumulated undistributed net investment income                                                 11,494,360
                  Accumulated undistributed net realized gain                                                      3,697,739
                  Net unrealized appreciation                                                                        637,017
                            NET ASSETS                                                             $             190,684,124



               See accompanying notes to the financial statements.




GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

         INVESTMENT INCOME:
                      Interest (including securities lending income of $4,194)                          $            8,173,247

         EXPENSES:
                      Management fee (Note 2)                                                                          389,741
                      Custodian and transfer agent fees                                                                 67,570
                      Audit fees                                                                                        27,510
                      Legal fees                                                                                         6,326
                      Registration fees                                                                                  5,935
                      Insurance                                                                                            825
                      Trustee fee (Note 2)                                                                                 366
                      Miscellaneous                                                                                        277
                              Total expenses                                                                           498,550
                              Less:  expenses waived or borne by Manager (Note 2)                                     (108,809)
                              Net expenses                                                                             389,741
                                    Net investment income                                                            7,783,506

         REALIZED AND UNREALIZED GAIN (LOSS):
                              Net realized gain on:
                                    Investments                                                                        719,319
                                    Closed futures contracts                                                         5,120,964
                                    Written options                                                                    341,678
                                    Foreign currency, forward contracts and foreign
                                          currency related transactions                                              5,557,582
                                          Net realized gain                                                         11,739,543

                              Change    in    net    unrealized     appreciation
(depreciation) on:
                                    Investments                                                                     12,666,582
                                    Open futures contracts                                                             679,178
                                    Written options                                                                  1,370,876
                                    Foreign currency, forward contracts and foreign
                                          currency related transactions                                            (12,526,087)
                                          Net unrealized gain                                                        2,190,549

                                    Net realized and unrealized gain                                                13,930,092

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $           21,713,598


               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                SIX MONTHS ENDED
                                                                                           AUGUST 31, 1995            YEAR ENDED
                                                                                             (UNAUDITED)           FEBRUARY 28, 1995
          INCREASE (DECREASE) IN NET ASSETS:
          Operations:
                      Net investment income                                             $          7,783,506          $    6,486,357
                      Net realized gain                                                           11,739,543               3,431,159
                      Change in net unrealized appreciation (depreciation)                         2,190,549             (1,159,762)
                      Net increase in net assets resulting from operations                        21,713,598               8,757,754

          Distributions to shareholders from:
                      Net investment income                                                          (54,248)            (6,618,737)
                      Net realized gains                                                          (4,700,407)            (3,028,602)
                                                                                                  (4,754,655)            (9,647,339)

          Fund share transactions:  (Note 4)
                      Proceeds from sale of shares                                                75,073,554             137,180,193
                      Net asset value of shares issued to shareholders
                               in payment of distributions declared                                4,676,505               6,467,224
                      Cost of shares repurchased                                                 (57,214,249)           (31,018,305)
                      Net increase in net assets resulting
                               from Fund share transactions                                       22,535,810             112,629,112

                      Total increase in net assets                                                39,494,753             111,739,527

          NET ASSETS:
                      Beginning of period                                                        151,189,371              39,449,844

                      End of period (including accumulated undistributed
                               net investment income of $11,494,360 and
                               $3,765,102, respectively)                                $        190,684,124       $     151,189,371


               See accompanying notes to the financial statements.



GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            SIX MONTHS ENDED                         PERIOD FROM DECEMBER 22, 1993
                                                             AUGUST 31, 1995       YEAR ENDED       (COMMENCEMENT OF OPERATIONS) TO
                                                              (UNAUDITED)       FEBRUARY 28, 1995          FEBRUARY 28, 1994

        NET ASSET VALUE, BEGINNING OF PERIOD                    $    9.64   $      9.96                   $   10.00

        Income from investment operations:
               Net investment income (a)                             0.41          0.98                        0.08
               Net realized and unrealized gain (loss)               0.90         (0.21)                      (0.12)
                       Total from investment operations              1.31          0.77                       (0.04)

        Less distributions to shareholders:
               From net investment income                           (0.00)(c)     (0.75)                       -
               From net realized gains                              (0.26)        (0.34)                       -
                       Total distributions                          (0.26)        (1.09)                       -

        NET ASSET VALUE, END OF PERIOD                          $   10.69     $    9.64                  $    9.96

        Total Return (b)                                            13.56%         8.23%                     (0.40%)


        RATIOS/SUPPLEMENTAL DATA:

               Net assets, end of period (000's)               $  190,684     $ 151,189                  $   39,450
               Net expenses to average
                       daily net assets (a)                          0.40%*        0.40%                       0.40%*
               Net investment income to average
                       daily net assets (a)                          7.99%*        7.51%                       5.34%*
               Portfolio turnover rate                                 40%          141%                         14%



               *               Annualized.
               (a)             Net of fees and expenses voluntarily waived or borne by the Manager of the following
                               per share amounts:        $           0.01   $      0.02            $           0.01
               (b)             Calculation excludes subscription fees. The total
                               return would have been lower had certain expenses
                               not been waived during the periods shown.
               (c)             The per share income distribution was $0.003.


               See accompanying notes to the financial statements.



GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

The GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

PORTFOLIO VALUATION
Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith by the Trustees.

FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS
The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

FORWARD CURRENCY CONTRACTS
The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

OPTIONS
The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of August 31, 1995.

The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

In some cases, depending upon the executing broker, premiums on purchased and written options are not paid or received until the contracts expire or are closed or exercised. These contracts are marked to market daily, and the daily change in market value is paid to or received from the respective broker. A corresponding payable or receivable is recorded for the accumulated unrealized position received or paid. Upon settlement, the net payable or receivable for original premiums and accumulated unrealized gains and losses is paid to or received from the broker and a gain or loss is realized.

LOAN AGREEMENTS
The Fund may invest in loan agreements which are indirect interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In addition, if the Fund invests in the indebtedness of an emerging country, there is a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

INDEXED SECURITIES
The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

SECURITY LENDING
The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund had no securities on loan.

TAXES
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Withholding taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

EXPENSES
The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

PURCHASES AND REDEMPTIONS OF FUND SHARES
The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $89,490 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

INVESTMENT RISK
There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), formanagement and investment advisory services is paid monthly at the annual rate of .40% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses exceed .40% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $366. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 1995, purchases and sales of investments, other than short-term obligations, were as follows:

                                                                         PURCHASES                SALES
                   U.S. Government securities                      $         -            $      3,037,500
               Investments (non-U.S. Government securities)             115,773,498             65,916,313

4.  PRINCIPAL SHAREHOLDERS

At August 31, 1995, 36% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

The Declaration of Trust permits Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                       SIX MONTHS ENDED
                                                       AUGUST 31, 1995                 YEAR ENDED
                                                         (UNAUDITED)                FEBRUARY 28, 1995
     Shares sold                                        6,922,449                   14,201,980
     Shares issued to shareholders in
      reinvestment of distributions                       426,688                      696,838
     Shares repurchased                                (5,196,111)                  (3,171,314)
     Net increase                                       2,153,026                   11,727,504
     Fund shares:
      Beginning of period                              15,687,479                    3,959,975
      End of period                                    17,840,505                   15,687,479


    A summary of outstanding financial instruments at August 31, 1995 is as follows:
    FORWARD CURRENCY CONTRACTS

                                                                            In Exchange         Net Unrealized
          Settlement                                     Units of               for              Appreciation
             Date             Deliver/Receive            Currency          (U.S.Dollars)        (Depreciation)
         Sales
                9/7/95        Argentinian Pesos             3,000,000  $        2,992,668   $           (3,567)
               9/19/95        Argentinian Pesos             2,043,740           2,000,000              (35,402)
               9/22/95        Argentinian Pesos             2,500,000           2,427,184              (60,856)
              10/16/95        Australian Dollars           12,000,000           8,872,800             (149,007)
               11/1/95        Australian Dollars            8,000,000           5,923,200              (90,032)
               10/2/95        Canadian Dollars             34,000,000          24,967,160             (335,354)
                9/1/95        Danish Krone                 25,000,000           4,368,338              (16,484)
               11/2/95        European Currency Units       3,000,000           3,832,500                  546
               11/2/95        German Deutsche Marks        32,000,000          22,377,462              541,166
               10/2/95        Great British Pounds         22,000,000          33,988,090              (66,473)
               9/26/95        Japanese Yen                880,000,000           9,833,385              815,217
                9/5/95        Spanish Pesetas              70,850,000             563,913                 (779)
               11/2/95        Swedish Krona               185,000,000          25,766,390              563,662
                                                                                            $        1,162,637
         Buys
               11/1/95        Australian Dollars            8,000,000  $        5,872,000   $          141,232
               10/2/95        Canadian Dollars             30,000,000          21,831,678              494,070
,               9/1/95        Danish Krone                 25,000,000           4,658,530             (273,707)
               12/1/95        Danish Krone                 25,000,000           4,369,254               15,992
               11/2/95        European Currency Units      44,000,000          59,049,320           (2,847,328)
              11/30/95        French Francs                63,000,000          12,444,936               40,330
               11/2/95        German Deutsche Marks        46,000,000          33,330,530           (1,940,854)
               10/2/95        Great British Pounds          6,000,000           9,630.480             (342,872)
               11/2/95        Italian Lira                 27,000,000          16,796,268             (284,122)
               9/26/95        Japanese Yen              6,750,000,000          77,545,550           (8,372,106)
                                                                                               $   (13,369,365)

    FORWARD CROSS CURRENCY CONTRACTS

                                                                                    In Exchange                 Net Unrealized
          Settlement                                     Units of                       for                      Appreciation
             Date             Deliver/Receive            Currency                  (U.S.Dollars)                (Depreciation)


          9/20/95         Belgian Francs/           BEF        642,719,000      ECU        17,000,000              396,378
                          European Currency Units
          11/6/95         French Francs/            FRF         64,170,500      ECU        10,000,000               56,706
                          European Currency Unit
           9/7/95         German Deutsche           DEM         19,000,000      ITL    22,181,500,000            $ 725,840
                          Marks/Italian Lira
           9/7/95         German Deutsche           DEM         10,000,000      SEK        51,304,000              216,666
                          Marks/Swedish Krona
          10/4/95         German Deutsche           DEM         15,000,000      ECU         8,165,932              205,522
                          Marks/European Currency
                          Units
         10/10/95         German Deutsche           DEM         30,000,000      FRF       103,602,900               79,606
                          Marks/French Francs
         10/10/95         German Deutsche           DEM         32,000,000      ESP     2,752,590,000               43,930
                          Marks/Spanish Pesetas
         10/12/95         German Deutsche           DEM          3,000,000      ITL     3,512,700,000              108,525
                          Marks/Italian Lira
           9/7/95         Italian Lira/German       ITL     22,743,000,000      DEM        19,000,000           (1,071,612)
                          Deutsche Marks
         10/12/95         Italian Lira/German       ITL     38,683,180,000      DEM        34,500,000             (197,801)
                          Deutsche Marks
         11/17/95         Netherlands Guilders/     NLG         14,543,100      DEM        13,000,000               (1,616)
                          German Deutsche Marks
          10/6/95         Swiss Francs/German       CHF          5,734,470      DEM         7,000,000               (3,663)
                          Deutsche Marks
                                                                                                               $   558,481

    FUTURES CONTRACTS

                                                                                                 Net Unrealized
    Number of                                                                                     Appreciation
    Contracts                      Type                    Expiration Date    Contract Value     (Depreciation)
        Buys
        93               Australian Dollar 3 Year          September 1995        12,145,991 $           (9,073)
        45               Australian Dollar 10 Year         September 1995         3,873,297            (14,127)
        40               Canadian Government Bond          September 1995         3,096,506             (4,227)
        50               German Government Bond            September 1995         8,538,501            140,525
        14               Japanese Yen 10 Year              December 1995         17,453,200            (19,654)
        94               Italian Government Bond 5 Year    September 1995        14,611,363            206,520
        64               Italian Government Bond 10 Year   September 1995         7,795,862            199,706
       215               MATIF ECU Bond                    September 1995        24,583,930            421,240
        30               Spain Government Bond 10 Year     September 1995         2,121,715             69,948
        54               U.K. Gilt                         September 1995         4,578,711             37,317
         2               U.K. Gilt                         December 1995            163,656                130
                                                                                             $       1,028,305
      Sales
        60               Euro Dollar                       December 1995         14,142,000  $           8,550
        63               French Government Bond            December 1995          7,239,690                (62)
        65               Swiss Government Bond             September 1995         6,233,866            (87,366)
        60               U.S. Treasury Note                December 1995          6,570,000            (58,575)
        90               U.S. Treasury Bond                December 1995         10,711,250           (146,869)
                                                                                             $        (284,322)

At August 31, 1995, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.



     WRITTEN OPTION TRANSACTIONS
                                                         Puts                                 Calls
                                            Numbers of                         Numbers of
                                             Contracts           Premiums       Contracts              Premiums
      Outstanding, beginning of period       20,000,001    $      167,576                  2     $       186,584
       Options written                       26,806,905         1,068,102      4,071,500,000           1,909,876
       Options terminated in closing
       transactions                          (6,306,906)         (277,488)           __                   __
       Options exercised                          __                 __                (2)              (186,584)
       Options expired                       20,000,000           (64,190)           __                  __
       Outstanding, end of period            20,500,000    $      894,000      4,071,500,000     $     1,909,876

     SUMMARY OF WRITTEN OPTIONS OUTSTANDING
                                            Principal Amount
                                              of Contracts
                                            (000's omitted)    Exercise Price    Expiration Date           Value
                  CALLS
                   DEM Call/ITL Put                 25,000     1,235.00   DEM             9/8/95  $        1,701
                   DEM Call/ITL Put                 26,000     1,219.00   DEM           10/10/95           1,769
                   Japanese Yen Call             2,000,000        68.00   JPY            4/18/96           4,080
                   Japanese Yen Call             2,000,000        68.00   JPY            4/30/96           5,100
                   Swiss Franc Call                  8,000         1.17   CHF            5/28/96         345,600
                   Swiss Franc Call                 12,500         1.15   CHF           12/19/95         170,000
                                                                                                  $      528,250
                   Puts
                   Swiss Franc Put                   8,000          1.17  CHF            5/28/96  $      370,400
                   Swiss Franc Put                  12,500          1.15  CHF           12/19/95         641,250
                                                                                                  $    1,011,650


GMO CURRENCY HEDGED  INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO  CURRENCY  HEDGED  INTERNATIONAL  BOND  FUND
(A SERIES  OF  GMO  TRUST)
SCHEDULE  OF   INVESTMENTS
(SHOWING  PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

        PAR VALUE       DESCRIPTION                                                                            VALUE ($)
                        DEBT OBLIGATIONS - 87.1%
                        ARGENTINA - 3.2%
AGP      8,500,000      Argentina Bocon - Pro 1, Variable Rate, Peso Deposit Rate 1 mo., due 4/1/07                 4,037,500
USD      5,000,000      Argentina Bocon - Pro 2, Variable Rate, 1 mo. LIBOR, due 4/1/07                             3,050,000
                                                                                                                    7,087,500
                        AUSTRIA - 1.5%
SEK     25,000,000      Oesterreich Kontrollbank, 9.25% due 7/15/99                                                 3,334,897

                        BRAZIL - 3.7%
USD      4,753,068      Republic of Brazil Capitalization Bond, 8.00% due 4/15/14                                   2,317,491
USD      2,112,474      Republic of Brazil Capitalization Bond (Registered), 8.00% due 4/15/14                      1,060,144
USD      9,000,000      Republic of Brazil New Money Bond, Variable Rate, 6 mo. LIBOR + 13/16 (7.31%),
                                due 4/15/09                                                                         4,893,750
                                                                                                                    8,271,385
                        BULGARIA - 0.8%
USD      1,400,000      Bulgaria FLIRB Series A (Registered), Variable Rate, 2.00% Step up, due 7/28/12               360,500
USD      5,000,000      Bulgaria FLIRB Series A, Variable Rate, 2.00% Step up, due 7/28/12                          1,287,500
                                                                                                                    1,648,000
                        CANADA - 6.7%
CAD      8,600,000      Canada (Cayman) Government , 7.25% due 6/1/08                                               5,689,905
CAD      3,000,000      Government of Canada, 10.25% due 3/15/14                                                    2,640,884
CAD      5,000,000      Province of Quebec, 7.50% due 12/1/03                                                       3,467,208
CAD      4,000,000      Province of Quebec, 10.50% due 11/30/98                                                     3,182,461
                                                                                                                   14,980,458
                        DENMARK - 1.6%
DKK     20,000,000      Kingdom of Denmark, 8.00% due 11/15/01                                                      3,592,037

                        ECUADOR - 0.2%
USD      1,511,258      Republic of Ecuador PDI (Registered), Variable Rate, 3.00% Step up, due 2/27/15               472,268

                        FINLAND - 2.4%
ECU      4,000,000      Republic of Finland, 8.50% due 2/13/07                                                      5,279,568

                        FRANCE - 16.5%
ECU      6,000,000      Caisse Francaise Development, 5.50% due 2/9/01                                              7,028,784
SEK     20,000,000      Credit Foncier, 6.50% due 2/22/99                                                           2,439,826
ECU     16,000,000      Government of France, 8.25% due 4/25/22                                                    20,306,227
ECU      5,250,000      Societe Nationale Chemins de France, 9.38% due 3/12/01                                      7,272,972
                                                                                                                   37,047,809
                        GERMANY - 2.6%
JPY    500,000,000      KFW International Finance, 6.00% due 11/29/99                                               5,883,104

                        ITALY - 2.9%
ECU      5,000,000      Government of Italy, 9.25% due 3/7/11                                                       6,540,408

                        JAPAN - 1.5%
GBP      2,000,000      Kobe City, 9.50% due 10/20/04                                                               3,273,248

                        JORDAN - 0.2%
USD      1,000,000      Jordan Par, 4.00% Step up, due 12/23/23                                                       425,016

                        MEXICO - 2.0%
FRF     41,500,000      Mexico Par Bond, 6.63% due 12/31/19                                                         4,579,432

                        MULTINATIONAL - 2.4%
USD      5,300,000      European Sovereign Investments, Variable Rate, 3 mo. LIBOR + 1/10 (6.16%),
                               due 7/28/99                                                                          5,265,550

                        NETHERLANDS - 5.3%
USD     12,000,000      Eagle Pier Corp Bv, Variable Rate, 6 mo. LIBOR + 1/4 (6.69%) due 10/3/01                   11,952,000

                        SOUTH AFRICA - 0.8%
SAR      8,000,000      Republic of South Africa Series R153, 13.00% due 8/31/10                                    1,836,514

                        SPAIN - 3.5%
ESP    500,000,000      Government of Spain, 10.25% due 11/30/98                                                    3,948,565
ESP    500,000,000      Government of Spain, 10.90% due 8/30/03                                                     3,954,147
                                                                                                                    7,902,712
                        SUPRANATIONAL - 0.9%
SEK     15,000,000      International Finance Corp, 10.63% due 9/20/99                                              2,085,702

                        SWEDEN - 4.8%
SEK     40,000,000      Kingdom of Sweden, 10.25% due 5/5/20                                                        5,545,981
SEK     50,000,000      Kingdom of Sweden, 6.00% due 2/9/05                                                         5,136,512
                                                                                                                   10,682,493
                        UNITED KINGDOM - 3.5%
GBP      4,160,000      Guaranteed Export Financial Corp., 12.88% due 9/29/02                                       7,939,323

                        UNITED STATES - 19.2%

                        ASSET BACKED SECURITIES - 14.8%
USD      4,000,000      Discover Card Master Trust I 94-2 Class A, Variable Rate, 6.15% due 10/16/04                4,028,436
USD      5,000,000      First USA Credit Card Master Trust 95-2 Class A, Variable Rate, 6.12% due 10/15/04          5,021,875
USD      1,950,000      Keycorp Student Loan Trust 94-B Certificates, Variable Rate, 6.67% due 11/25/21             1,953,656
USD     10,500,000      MBNA Master Credit Card Trust 94-C Class A, Variable Rate, 6.13% due 03/15/04              10,519,688
USD      6,892,000      Oakwood Mortgage Investors Inc 95-A Class A4, 7.70% due 9/15/20                             6,805,850
USD      2,200,000      SMS Student Loan 94-A, Variable Rate, 6.84% due 7/26/21                                     2,202,750
USD      2,620,000      SMS Student Loan Trust 94-B Certificates, Variable Rate, 6.69% due 10/25/23                 2,629,825
                                                                                                                   33,162,080
                        CORPORATE OBLIGATIONS - 1.5%
USD      3,000,000      New England Telephone & Telegraph, 7.88% due 11/15/29                                       3,255,708

                        STRUCTURED NOTES - 2.9%
USD      2,000,000      Bankers Trust Medium Term Note, 17.10% due 10/14/97 (b)                                     2,211,600
USD      4,500,000      Toyota Motor Credit, Variable Rate, 1.54% due 7/28/96 (c)                                   4,320,000
                                                                                                                    6,531,600

                        TOTAL UNITED STATES                                                                        42,949,388

                        VENEZUELA - 0.9%
USD      3,000,000      Republic of Venezuela FLIRB Series B, Variable Rate,
                              6 mo. LIBOR + 13/16 (7.00%) due 3/31/07                                               1,511,250
USD      1,000,000      Republic of Venezuela Discount Bond Series W-A, Variable Rate,
                               6 mo. LIBOR +13/16 (7.19%) due 3/31/20                                                 523,750
                                                                                                                    2,035,000

                        TOTAL DEBT OBLIGATIONS (Cost $185,136,142)                                                195,063,812

                        LOAN PARTICIPATIONS - 0.8%
                        RUSSIA - 0.8%
ECU      1,000,000      Russia Vnesheconombank Promissory Note,
                                 (Sub-participation with Bank of America, Illinois) *                                 357,504
FRF     25,000,000      Russia Vnesheconombank Syndicated Loan,
                                 (Sub-participation with Chase Manhattan Bank) *                                    1,387,100
                                                                                                                    1,744,604

                        TOTAL LOAN PARTICIPATIONS (Cost $1,570,992)                                                 1,744,604

       PRINCIPAL AMOUNT
        OF CONTRACTS    CALL OPTIONS PURCHASED - 1.4%
       (000'S OMITTED)  CROSS CURRENCY OPTIONS - 0.0%
DEM         40,000      DEM Call / BEF Put, Expires 3/4/96 Strike 21.50                                                19,054
                                                                                                                       19,054
                        OPTIONS ON BONDS - 0.9%
USD          6,000      Brazil Par Bond 4.00%, Expires 10/16/95 Strike 30.00                                          889,614
USD          8,000      Brazil Par Bond 4.00%, Expires 10/16/95 Strike 29.50                                        1,225,848
                                                                                                                    2,115,462
                        OPTIONS ON CURRENCY - 0.5%
USD         15,000      French Francs, Expires 12/19/95 Strike 4.94                                                   214,500
USD         18,000      French Francs, Expires 5/28/96 Strike 5.17                                                    895,500
                                                                                                                    1,110,000

                        TOTAL CALL OPTIONS PURCHASED (Cost $2,268,580)                                              3,244,516

                        PUT OPTIONS PURCHASED - 3.1%
                        OPTIONS ON BONDS - 0.1%
USD          7,600      Brazil IDU, Brady Bond, Expires 10/27/95 Strike 78.63                                          30,400
USD          4,750      Brazil IDU, Brady Bond, Expires 11/15/95 Strike 79.44                                          23,750
USD          2,850      Brazil IDU, Brady Bond, Expires 11/20/95 Strike 80.31                                          25,080
USD          2,850      Brazil IDU, Brady Bond, Expires 11/21/95 Strike 80.13                                          23,655
USD          8,550      Brazil IDU, Brady Bond, Expires 11/9/95 Strike 77.94                                           29,104
                                                                                                                      131,989
                        OPTIONS ON CURRENCY - 3.0%
DEM         24,000      DEM Put/ ITL Call, Expires 10/10/95 Strike 1,131.00                                           385,437
USD         15,000      French Francs, Expires 12/19/95 Strike 4.94                                                   522,000
USD         18,000      French Francs, Expires 5/28/96 Strike 5.17                                                    440,100
JPY      3,000,000      Japanese Yen, Expires 4/18/96 Strike 86.00                                                  3,464,010
JPY      3,000,000      Japanese Yen, Expires 4/30/96 Strike 92.00                                                  1,880,550
                                                                                                                    6,692,097

                        TOTAL PUT OPTIONS PURCHASED (Cost $2,576,625)                                               6,824,086

          SHARES        RIGHTS AND WARRANTS - 0.0%
                        MEXICO - 0.0%
         7,221,000      Mexico Value Recovery Series Rights, Expires 6/30/03                                             -

                        VENEZUELA - 0.0%
             5,000      Republic of Venezuela Warrants, Expires 4/15/20                                                  -


                        TOTAL RIGHTS AND WARRANTS (Cost $0)                                                              -

                        SHORT-TERM INVESTMENTS - 5.7%
                        REPURCHASE AGREEMENT - 4.0%
USD      9,018,169      Salomon  Brothers
                        Repurchase Agreement,  dated
                        8/31/95,  due 9/1/95, with a
                        maturity value of $9,019,497
                        and an  effective  yield  of
                        5.30%,   collateralized   by
                        U.S.  Treasury   Obligations
                        with  rates   ranging   from
                        6.25%   to    6.50%,    with
                        maturity  dates ranging from
                        4/30/97 to 8/15/23  and with
                        an aggregate market
                        value of $9,212,949.                                                                        9,018,169

                        U.S. GOVERNMENT - 1.7%
USD      4,000,000      U. S. Treasury Bill, 5.41% due 5/30/96 (a)                                                  3,837,100


                        TOTAL SHORT-TERM INVESTMENTS (Cost $12,858,973)                                            12,855,269

                        TOTAL INVESTMENTS - 98.1%
                        (Cost $204,411,312) * *                                                                   219,732,287

                        Other Assets and Liabilities (net) -  1.9%                                                  4,193,788

                        TOTAL NET ASSETS - 100.0%                                                            $    223,926,075

                        NOTES TO THE SCHEDULE OF INVESTMENTS:

                        (a)   This security is held as collateral for open futures contracts.

                        (b)   Principal is linked to the value of the Brazilian Capitalization Bond and the
                                Brazilian IDU Bond.

                        (c)   Interest rate linked to changes in the 3 year Danish Krone swap rate.

                        *     Non-performing.  Borrower not currently paying interest.

                        Variable rates - The rates shown on variable  rate notes
                               are the current interest rates at August 31, 1995, which are subject to change based on the terms of the security.

                        * *    The   aggregate   identified   cost  for  federal
                               income tax purposes is $204,411,312, resulting in
                               gross unrealized appreciation and depreciation of
                               $16,816,868 and $1,495,893, respectively, and net
                               unrealized appreciation of $15,320,975.

                        The principal amount of each security is stated in the currency in which the security is denominated.


                      AGP            -    Argentinian Peso                     FRF          -    French Franc
                      CAD            -    Canadian Dollar                      GBP          -    British Pound Sterling
                      DEM            -    German Mark                          JPY          -    Japanese Yen
                      DKK            -    Danish Krone                         SAR          -    South African Rand
                      ECU            -    European Currency Unit               SEK          -    Swedish Krona
                      ESP            -    Spanish Peseta                       USD          -    United States Dollar


               See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)

            ASSETS:
                         Investments, at value (cost $191,552,339) (Note 1)                             $           206,877,018
                         Short-term investments, at value (cost $12,858,973) (Note 1)                                12,855,269
                         Foreign currency, at value (cost $418,949) (Note 1)                                            421,302
                         Receivable for investments sold                                                                525,333
                         Receivable for Fund shares sold                                                             11,600,000
                         Interest receivable                                                                          6,325,593
                         Receivable for open forward foreign currency contracts (Note 6)                              6,702,024
                         Receivable for expenses waived or borne by Manager (Note 2)                                     44,286
                                   Total assets                                                                     245,350,825

            LIABILITIES:
                         Payable for investments purchased                                                           15,479,828
                         Written options outstanding, at value (premiums $3,525,482) (Note 6)                         1,902,354
                         Payable to brokers for open futures contracts (Note 1)                                         118,188
                         Payable for open forward foreign currency contracts (Note 6)                                 3,786,830
                         Payable to affiliate for management fee  (Note 2)                                               85,815
                         Accrued expenses                                                                                51,735
                                   Total liabilities                                                                 21,424,750

                NET ASSETS     (equivalent to $11.41 per share based
                         on 19,619,510 shares outstanding, unlimited shares authorized)                 $           223,926,075

            NET ASSETS CONSIST OF:
                         Paid-in capital                                                                $           189,819,428
                         Accumulated undistributed net investment income                                              9,330,112
                         Accumulated undistributed net realized gain                                                  4,507,319
                         Net unrealized appreciation                                                                 20,269,216
                                   NET ASSETS                                                           $           223,926,075


               See accompanying notes to the financial statements.





GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

         INVESTMENT INCOME:
                       Interest (including securities lending income of $5,388)                              $       10,697,697

         EXPENSES:
                       Management fee (Note 2)                                                                          581,119
                       Custodian and transfer agent fees                                                                118,253
                       Audit fees                                                                                        27,886
                       Legal fees                                                                                         8,228
                       Registration fees                                                                                  6,845
                       Insurance                                                                                          1,100
                       Trustee fee (Note 2)                                                                                 550
                       Miscellaneous                                                                                        277
                                 Total expenses                                                                         744,258
                                 Less:  expenses waived or borne by Manager (Note 2)                                   (279,363)
                                 Net expenses                                                                           464,895
                                         Net investment income                                                       10,232,802

         REALIZED AND UNREALIZED  GAIN (LOSS):
                       Net realized gain (loss) on:
                                         Investments                                                                  4,162,380
                                         Closed futures contracts                                                     2,990,990
                                         Written options                                                                460,816
                                         Foreign currency, forward contracts and foreign
                                                 currency related transactions                                       (3,108,932)
                                                 Net realized gain                                                    4,505,254

                        Change in net unrealized appreciation (depreciation) on:
                                         Investments                                                                 16,550,326
                                         Open futures contracts                                                       1,088,185
                                         Written options                                                              1,875,242
                                         Foreign currency, forward contracts and foreign
                                                 currency related transactions                                        2,128,874
                                                 Net unrealized gain                                                 21,642,627


                                         Net realized and unrealized gain                                            26,147,881

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $       36,380,683


               See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS ENDED
                                                                                          AUGUST 31, 1995          PERIOD ENDED
                                                                                            (UNAUDITED)         FEBRUARY 28, 1995*
         INCREASE (DECREASE) IN NET ASSETS:
         Operations:
                     Net investment income                                               $      10,232,802   $          5,175,342
                     Net realized gain (loss)                                                    4,505,254               (998,046)
                     Change in net unrealized appreciation (depreciation)                       21,642,627             (1,373,411)
                     Net increase in net assets resulting from operations                       36,380,683              2,803,885

         Distributions to shareholders from:
                     Net investment income                                                      (2,975,615)            (2,089,096)
                     Net realized gains                                                            (35,020)
                                                                                                (3,010,635)            (2,089,096)

         Fund share transactions:  (Note 5)
                     Proceeds from sale of shares                                               70,599,121            251,185,791
                     Net asset value of shares issued to shareholders
                             in payment of distributions declared                                2,153,531                998,389
                     Cost of shares repurchased                                               (120,861,063)           (14,234,531)
                     Net increase (decrease) in net assets resulting
                             from Fund share transactions                                      (48,108,411)           237,949,649

                     Total increase (decrease) in net assets                                   (14,738,363)           238,664,438

         NET ASSETS:
                     Beginning of period                                                       238,664,438

                     End of period (including accumulated undistributed
                             net investment income of $9,330,112 and
                             $2,072,925, respectively)                                   $     223,926,075   $        238,664,438

* Period from  September 30, 1994  (commencement  of operations) to February 28,
  1995.

               See accompanying notes to the financial statements.






GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                            SIX MONTHS END        PERIOD FROM SEPTEMBER 30, 1994
                                                                            AUGUST 31, 1995        (COMMENCEMENT OF OPERATIONS)
                                                                              (UNAUDITED)              TO FEBRUARY 28, 1995

        NET ASSET VALUE, BEGINNING OF PERIOD                            $            9.99             $                 10.00

        Income from investment operations:
                Net investment income (a)                                            0.56                                0.24
                Net realized and unrealized gain (loss)                              1.03                               (0.09)
                        Total from investment operations                             1.59                                0.15

        Less distributions to shareholders:
                From net investment income                                          (0.17)                              (0.16)
                From net realized gains                                             (0.00)(c)
                        Total distributions                                         (0.17)                              (0.16)

        NET ASSET VALUE, END OF PERIOD                                  $           11.41             $                  9.99

        TOTAL RETURN (B)                                                            16.02%                               1.49%


        RATIOS/SUPPLEMENTAL DATA:

                Net assets, end of period (000's)                       $         223,926             $               238,664
                Net expenses to average
                        daily net assets (a)                                         0.40%*                              0.40%*
                Net investment income to average
                        daily net assets (a)                                         8.81%*                              8.46%*
                Portfolio turnover rate                                                57%                                 64%



                *               Annualized.
                (a)             Net of fees and expenses voluntarily waived or borne by the Manager of the following
                                per share amounts:                      $            0.02             $                  0.01
                (b)             Calculation  excludes   subscription  fees.  The
                                total  return  would have been lower had certain
                                expenses  not  been  waived  during  the  period
                                shown.
                (c)             The per share capital gain distributions was $0.002 per share.


              See accompanying notes to the financial statements.


GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.  SIGNIFICANT ACCOUNTING POLICIES

    The GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    PORTFOLIO VALUATION
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith by the Trustees.

    FOREIGN CURRENCY TRANSLATION
    The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    FUTURES CONTRACTS
    The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

    FORWARD CURRENCY CONTRACTS
    The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

    OPTIONS
    The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for summary of all open written option contracts as of August 31, 1995.

    The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

    In some cases, depending upon the executing broker, premiums on purchased and written options are not paid or received until the contracts expire or are closed or exercised. These contracts are marked to market daily, and the daily change in market value is paid to or received from the respective broker. A corresponding payable or receivable is recorded for the accumulated unrealized position received or paid. Upon settlement, the net payable or receivable for original premiums and accumulated unrealized gains and losses is paid to or received from the broker and a gain or loss is realized.

    LOAN AGREEMENTS
    The Fund may invest in loan agreements which are indirect interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In addition, if the Fund invests in the indebtedness of an emerging country, there is a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

    INDEXED SECURITIES
    The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

    REPURCHASE AGREEMENTS
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

    SECURITY LENDING
    The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund had no securities on loan.

    TAXES
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

    DISTRIBUTIONS TO SHAREHOLDERS
    The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and redemptions in-kind.

    Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
    Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    EXPENSES
    The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

    PURCHASES AND REDEMPTIONS OF FUND SHARES
    The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $55,228 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

    INVESTMENT RISK
    There  are  certain  additional  risks  involved  in  investing  in  foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses exceed .40% of average daily net assets.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustee during the six months ended August 31, 1995, was $550. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.  PURCHASES AND SALES OF SECURITIES

    For  the  six  months  ended  August  31,  1995,   purchases  and  sales  of
    investments, other than short-term obligations, were as follows:

                                                         Purchases           Sales
     U.S. Government securities                      $   3,002,813     $   5,061,719
     Investments (non-U.S. Government securities)      120,633,556       161,656,631

4.  PRINCIPAL SHAREHOLDERS

    At August 31, 1995, 53% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.  SHARE TRANSACTIONS

    The Declaration of Trust permits Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                             Period from
                                                 Six Months Ended         September 30, 1994
                                                  August 31, 1995          (Commencement of
                                                    (Unaudited)      Operations) to February 28,
                                                                                 1995
    Shares sold
                                                       6,414,653             25,227,397
    Shares issued to shareholders in
       reinvestment of distributions                     198,117                101,052
    Shares repurchased                               (10,878,710)            (1,442,999)

    Net increase (decrease)
                                                       (4,265,940)           23,885,450
    Fund shares:
     Beginning of period                               23,885,450                  --
     End of period                                     19,619,510            23,885,450

6. FINANCIAL INSTRUMENTS

    A summary of outstanding financial instruments at August 31, 1995 is as follows:

FORWARD CURRENCY CONTRACTS

                                                                                Net Unrealized
     Settlement                           Units of       In Exchange for         Appreciation
       Date        Deliver/Receive        Currency       (in U.S. Dollars)      (Depreciation)

       Buys
        10/02/95   Canadian Dollars          18,000,000       13,099,007    $        296,442
         9/01/95   French Francs             50,000,000        9,887,635              20,230
        10/02/95   Great British Pounds       3,000,000        4,813,200           (169,396)
        11/02/95   Italian Lira           9,000,000,000        5,598,756            (94,707)
         9/26/95   Japanese Yen           2,650,000,000       28,975,392         (1,818,410)
                                                                            $    (1,765,841)
       Sales
         9/07/95   Argentinian Pesos          3,000,000        2,992,668    $        (3,567)
         9/19/95   Argentinian Pesos          2,043,740        2,000,000            (35,402)
         9/22/95   Argentinian Pesos          2,500,000        2,427,184            (60,856)
        10/16/95   Australian Dollars         5,000,000        3,697,000            (62,086)
        10/02/95   Canadian Dollars          21,000,000       15,501,092           (126,931)
         9/01/95   French Francs             50,000,000       10,464,411             556,546
        11/30/95   French Francs             33,000,000        6,518,776            (21,125)
        11/02/95   German Deutsche Marks     63,000,000       45,014,229           2,024,021
        10/02/95   Great British Pounds      24,000,000       37,785,410             634,978
        11/02/95   Italian Lira           9,000,000,000        5,496,015             (8,033)
         9/26/95   Japanese Yen             500,000,000        5,969,997             846,038
         9/05/95   Spanish Pesetas           54,500,000          433,779               (599)
        11/02/95   Swedish Kronas           159,000,000       22,142,398             481,673
                                                                            $      4,224,657


FORWARD CROSS CURRENCY CONTRACTS

                                                                                      Net Unrealized
     Settlement                          Units of              In Exchange for         Appreciation
       Date        Deliver/Receive       Currency                                     (Depreciation)


        9/20/95  Belgian Francs/         BEF     869,561,000   ECU      23,000,000    $   536,277
                 European Currency
                 Units
       11/06/95  French Francs/          FRF      96,255,750   ECU      15,000,000         85,056
                 European Currency
                 Units
        9/07/95  German Deutsche Marks/  DEM      11,000,000   ITL  12,980,000,000        505,252
                 Italian Lira
        9/07/95  German Deutsche Marks/  DEM       5,000,000   ITL   5,780,750,000        156,226
                 Italian Lira
       10/04/95  German Deutsche Marks/  DEM      15,000,000   ECU       8,165,932        205,522
                 European Currency
                 Units
       10/10/95  German Deutsche Marks/  DEM      30,000,000   FRF     103,602,900         79,606
                 French Francs
       10/10/95  German Deutsche Marks/  DEM      15,000,000   ESP   1,294,875,000         57,108
                 Spanish Pesetas
       10/12/95  German Deutsche Marks/  DEM       6,000,000   ITL   7,025,400,000        217,049
                 Italian Lira
         9/7/95  Italian Lira/           ITL  25,137,000,000   DEM      21,000,000     (1,184,413)
                 German Deutsche Marks
       10/12/95  Italian Lira/           ITL  27,004,440,000   DEM      24,000,000       (195,483)
                 German Deutsche Marks
       11/17/95  Netherlands Guilders/   NLG      33,561,000   DEM      30,000,000         (3,729)
                 German Deutsche Marks
       11/06/95  Swiss Francs/           CHF       3,276,840   DEM       4,000,000         (2,093)
                 German Deutsche Marks
                                                                                      $   456,378


FUTURES CONTRACTS

                                                                               Net Unrealized
      Number                                                                    Appreciation
        of                  Type              Expiration Date     Contract     (Depreciation)
     Contracts                                                     Value
       Buys
        75       Australian Dollar 10 year    September 1995       6,598,560 $          91,246                    $
        99       Australian Dollar 13 year    September 1995       8,061,558          (12,010)
        40       Canadian Government Bond     September 1995       3,092,769           (4,229)
       100       Italian 5 year Bond          September 1995      15,743,660           220,749
        44       Italian 10 year Bond         September 1995       5,431,640           156,474
       140       MATIF ECU Bond               September 1995      16,014,986           281,169
        10       U. K. Gilt                   September 1995         847,707             5,553
        40       Greman Government Bond       December 1995        6,430,795             8,309
        10       Italian 10 year Bond         December 1995        1,270,679          (19,843)
        16       Japanese 10 year Govt. Bond  December 1995       19,946,513          (26,500)
        35       U.K. Gilt                    December 1995        2,868,014            10,068
                                                                             $         710,986
      Sales
        55       Swiss Government Bond        September 1995       5,274,794 $        (74,855)                    $
       120       Euro Dollars                 December 1995       28,284,000            17,100
       112       MATIF                        December 1995       12,858,597          (16,167)
        10       Swiss Govrnment Bond         December 1995          890,347             (333)
       145       U.S. Treasury Bond           December 1995       16,348,750         (317,025)
                                                                             $       (391,280)



    At August 31, 1995, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.



WRITTEN OPTION TRANSACTIONS

                                            Puts                             Calls
                                 Numbers                       Numbers of
                                 of             Premiums        Contracts           Premiums
                                 Contracts
    Outstanding, beginning of             1   $   103,386         30,000,000    $       96,285
      period
      Options written            33,960,357     1,357,153      6,073,500,000         2,429,482
      Options expired            (9,460,358)     (364,539)       (30,000,000)          (96,285)
    Outstanding, end of period   24,500,000   $ 1,096,000      6,073,500,000    $    2,429,482

SUMMARY OF WRITTEN OPTIONS OUTSTANDING

                             Principal Amount
                               of Contracts                   Expiration
                             (000's omitted)      Exercise       Date         Value
                                                   Price
    CALLS
    DEM Call/ITL Put             25,000 ITL      1,235 ITL       9/8/95  $       1,700
    DEM Call/ITL Put             24,000 ITL      1,219 ITL     10/10/95          1,634
    Japanese Yen Call         3,000,000 JPY         68 JPY      4/18/96          6,120
    Japanese Yen Call         3,000,000 JPY         68 JPY      4/30/96          7,650
    Swiss Francs Call            12,000 CHF       1.17 CHF      5/28/96        518,400
    Swiss Francs Call            12,500 CHF       1.15 CHF     12/19/95        170,000
                                                                         $     705,504

    PUTS
    Swiss Francs Put             12,000 CHF       1.17 CHF      5/28/96  $     555,600
    Swiss Francs Put             12,500 CHF       1.15 CHF     12/19/95        641,250
                                                                         $   1,196,850


GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 1995

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 1995 (UNAUDITED)

      PAR VALUE          DESCRIPTION                                                                                       VALUE ($)
                         DEBT OBLIGATIONS - 71.9%
                         ARGENTINA - 17.6%
AGP         45,670,000   Republic of Argentina Bocon - Pro 1, Variable Rate, Peso Deposit Rate 1 mo., due 4/1/07          21,693,250
USD         88,500,000   Republic of Argentina Bocon - Pro 2, Variable Rate, 1 mo. LIBOR, due 4/1/07                      53,985,000
USD          4,000,000   Republic of Argentina Series L (Registered) FRB, Variable Rate, 6 mo. LIBOR + 13/16 (7.31%),
                                 due 3/31/05                                                                               2,435,000
USD         20,000,000   Republic of Argentina Discount, Variable Rate, 6 mo. LIBOR + 13/16 (6.88%), due 3/31/23          11,350,000
                                                                                                                         89,463,250
                         BRAZIL - 11.9%
USD            500,000   Brazil Discount Series L (Registered), Variable Rate, 6 mo. LIBOR + 13/16 (7.31%),
                              due 4/15/12                                                                                    258,125
USD         15,000,000   Brazil Exit,   6.00% due 9/15/13                                                                  7,350,000
USD         33,799,590   Republic of Brazil Capitalization Bond, 8.00% due 4/15/14                                        16,926,097
USD         26,180,859   Republic of Brazil Capitalization Bond (Registered), 8.00% due 4/15/14                           12,506,362
USD         42,000,000   Republic of Brazil New Money Bond, Variable Rate, 6 mo. LIBOR + 13/16 (7.31%),
                              due 4/15/09                                                                                 22,837,500
USD          1,079,000   Republic of Brazil Series L FLIRB, Variable Rate, 4.00% Step up, due 4/15/09                        517,920
                                                                                                                          60,396,004
                         BULGARIA - 4.6%
USD         10,833,479   Bulgaria Discount Bond Series B, Variable Rate, 6 mo. LIBOR + 1 5/16 (7.25%),
                              due 7/28/24                                                                                  5,416,740
USD         27,089,572   Bulgaria FLIRB Series B, Variable Rate, 2.50% Step up, due 7/28/12                                6,975,565
USD          6,000,000   Bulgaria FLIRB Series A (Registered), Variable Rate, 2.00% Step up, due 7/28/12                   1,545,000
USD         36,000,000   Bulgaria FLIRB Series A, Variable Rate, 2.00% Step up, due 7/28/12                                9,270,000
                                                                                                                          23,207,305
                         CHINA - 0.4%
USD          2,000,000   Bank of China, 8.25% due 3/15/14
                                                                                                                           1,870,972
                         COSTA RICA - 1.8%
USD          2,482,392   Banco Central Costa Rica, Variable Rate, 3 mo. LIBOR + 13/16 (6.94%),
                              due 5/21/05                                                                                  1,762,498
USD          5,000,000   Banco Central Costa Rica Par Bond A, 6.25% due 5/21/10                                            2,500,000
USD          7,371,952   Banco Central Costa Rica Series A,  Variable Rate, 3 mo. LIBOR + 13/16 (6.94%),
                              due 5/21/05                                                                                  5,307,805
                                                                                                                           9,570,303
                         DOMINICAN REPUBLIC - 1.5%
USD         16,057,000   Dominican Republic Discount, Variable Rate, 6 mo. LIBOR + 13/16 (6.88%), due 8/30/24              7,707,360

                         ECUADOR - 3.2%
USD          9,671,219   Republic of Ecuador PDI, Variable Rate, 3.00% Step up, due 2/27/15 (a)                            3,118,968
USD         41,670,377   Republic of Ecuador PDI (Registered), Variable Rate, 3.00% Step up, due 2/27/15                  13,020,809
                                                                                                                          16,139,777
                         HUNGARY - 0.3%
USD          2,095,000   National Bank of Hungary, 8.88% due 11/1/13                                                       1,710,088

                         JORDAN - 3.6%
USD         19,250,000   Jordan Par, 4.00% Step up, due 12/23/23                                                           8,181,246
USD         14,585,795   Jordan PDI, Variable Rate, 6 mo. LIBOR + 13/16 (6.69%), due 12/23/05                             10,574,701
                                                                                                                          18,755,947
                         MEXICO - 9.1%
USD         22,500,000   Mexico Discount Bond Series A, Variable Rate, 6 mo. LIBOR + 13/16 (7.22%),
                              due 12/31/19                                                                                15,946,875
USD          5,000,000   Mexico Par Bond Series A, 6.25% due 12/31/19                                                      3,025,000
USD          5,000,000   Mexico Par Bond Series B,  6.25% due 12/31/19                                                     3,025,000
FRF        213,250,000   Mexico Par Bond, 6.63% due 12/31/19                                                              23,531,661
CHF          1,500,000   Mexico Par Bond, 3.75% due 12/31/19                                                                 630,435
                                                                                                                          46,158,971
                         NETHERLANDS - 0.4%
USD          2,000,000   Indah Kiat International Finance, 12.50% due 6/15/06                                              2,040,000

                         NIGERIA - 1.3%
USD         15,000,000   Central Bank of Nigeria Par Bond, Variable Rate, 6.25% Step up, due 11/15/20                      6,581,250

                         PAKISTAN - 0.5%
USD          2,500,000   Islamic Republic of Pakistan, 11.50% due 12/22/99                                                 2,509,375

                         PHILIPPINES - 0.4%
USD          3,000,000   Central Bank of the Philippines Par, 5.75% Step up, due 12/1/17 (a)                               2,201,250

                         POLAND - 2.2%
USD          5,000,000   Poland PDI, 3.25%, due 10/27/14 (a)                                                               3,050,000
USD         10,000,000   Poland PDI (Registered), 3.25% due 10/27/14                                                       6,000,000
USD          5,000,000   Poland PDI (Registered), Variable Rate, 2.75% Step up, due 10/27/24                               2,162,500
                                                                                                                          11,212,500
                         SOUTH AFRICA - 2.2%
SAR         22,000,000   Republic of South Africa ESCOM #169, 15.00% due 10/1/98                                           5,972,442
SAR         22,000,000   Republic of South Africa Series R153, 13.00% due 8/31/10                                          5,050,413
                                                                                                                          11,022,855
                         SOUTH KOREA - 0.1%
USD            500,000   Korea Electric Power, 6.38% due 12/1/03                                                             479,375

                         THAILAND - 0.1%
THB         15,000,000   Thai Military Bank, 6.75% due 2/28/97                                                               566,391

                         TURKEY - 0.8%
GBP          2,900,000   Republic of Turkey, 9.00% due 10/27/03                                                            3,829,762

                         URUGUAY - 1.0%
USD          7,500,000   Banco Central del Uruguay DCN, Variable Rate, 6 mo. LIBOR + 13/16 (6.75%),
                              due 2/18/07                                                                                  5,100,000

                         UNITED STATES - 0.7%

                         Structured Notes - 0.7%
USD          3,000,000   Bankers Trust Medium Term Note, 17.10% due 10/14/97 (c)                                           3,317,400

                         TOTAL UNITED STATES                                                                               3,317,400

                         VENEZUELA - 8.2%
USD         19,993,000   Republic of Venezuela FLIRB Series A, Variable Rate, 6mo. LIBOR + 13/16 (7.00%),
                              due 3/31/07                                                                                 10,059,009
USD         31,971,000   Republic of Venezuela FLIRB Series B, Variable Rate, 6mo. LIBOR + 13/16 (7.00%),
                              due 3/31/07                                                                                 16,098,036
USD         28,330,000   Republic of Venezuela New Money Bond Series A, Variable Rate,
                              6mo. LIBOR + 13/16 (6.94%) due 12/18/05                                                     12,996,391
FRF          1,670,000   Republic of Venezuela Par Bond, 7.71 % due 3/31/20                                                  151,811
USD          1,000,000   Republic of Venezuela Discount Bond Series W-A, Variable Rate,
                              6 mo. LIBOR + 13/16 (7.19%), due 3/31/20                                                       523,750
USD          3,000,000   Republic of Venezuela Discount Bond Series B, Variable Rate,
USD          3,000,000        6 mo. LIBOR + 13/16 (6.94%), due 3/31/20                                                     1,571,250
                                                                                                                          41,400,247

                         TOTAL DEBT OBLIGATIONS (Cost $ 339,225,808)                                                     365,240,382

                         LOAN PARTICIPATIONS - 16.2%
                         ALGERIA - 1.0%
FRF         75,000,000   Banque Exterieure d'Algerie Unrestructured Loan, LIBOR + 1.25%,
                              (Sub participation with Salomon)                                                             5,053,007

                         CAMEROON - 0.3%
NLG         28,052,902   United Republic of Cameroon Syndicated Loan (Sub-participation with Bank of America
                              and Salomon) *                                                                               1,620,372

                         CHILE - 0.9%
JPY        463,687,933   Banco del Estado de Chile Syndicated Loan (Sub-participation with Citicorp)                       4,414,385

                         IVORY COAST - 2.2%
FRF          1,150,000   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                       26,206
JPY         12,886,580   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                       15,130
USD          1,641,700   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                      188,795
DEM            361,735   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                       28,309
JPY        214,145,671   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                      251,422
SDR          2,974,383   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                      510,516
JPY        201,259,091   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                      236,292
BEF         18,333,554   Ivory Coast Syndicated Loan (Sub-participation with Salomon) *                                       69,850
FRF        322,149,632   Ivory Coast Syndicated Loan, (Sub-participation with Bank of America, Illinois,
                             Banque Paribas and Morgan Stanley) *                                                          9,894,619
                                                                                                                          11,221,139
                         JAMAICA - 1.2%
USD          9,000,000   Republic of Jamaica Syndicated Loan Tranche B, LIBOR + 13/16,
                             (Sub-participation with Chase Manhattan Bank and Salomon)                                     5,850,000

                         MEXICO - 0.2%
CHF          1,671,811   Petroleos Mexicanos Combined Multi-Year Restructure Agreement of the
                             United Mexican States, LIBOR + 13/16, (Sub-participation with Salomon)                          901,059

                         MOROCCO - 3.6%
JPY        384,300,844   Kingdom of Morocco Consolidated Tranche A Loans, Prime + 0.2175%,
                              (Sub Participation with J.P. Morgan)                                                         1,922,485
JPY      2,440,061,143   Kingdom of Morocco Consolidated Tranche A Loans, Yen LIBOR + 0.1175%,
                             (Sub Participation with Bankers Trust and J.P. Morgan)                                       12,206,533
USD          7,000,000   Kingdom of Morocco Registered Loan Agreement Tranche A, LIBOR + 13/16,
                             (Sub-participation with Banque Paribas)                                                       4,261,250
                                                                                                                          18,390,268
                         NIGERIA - 1.0%
USD         15,000,000   Nigeria Promissory Notes (Sub-participation with J.P. Morgan and Salomon)                         5,175,000

                         PANAMA - 0.9%
USD          5,000,000   Republic of Panama Syndicated Loan (Sub-participation with Chase Manhattan Bank) *                2,700,000
JPY        386,232,904   Republic of Panama Syndicated Loan (Sub-participation with Chase Manhattan Bank) *                1,873,003
                                                                                                                           4,573,003
                         RUSSIA - 4.9%
ECU          6,500,000   Russia Vnesheconombank Promissory Note (Sub-participation with
                             Bank of America, Illinois, and Chase Manhattan Bank) *                                        2,323,776
GBP          6,000,000   Russia Vnesheconombank Syndicated Loan (Sub-participation with Bank of America) *                 2,602,488
FRF        299,221,000   Russia Vnesheconombank Syndicated Loan (Sub-participation with
                            Bank of America, Illinois, Banque Paribas and Chase Manhattan Bank) *                         16,601,978
NLG         13,276,991   Russia Vnesheconombank Syndicated Loan (Sub-participation with Chase Manhattan Bank
                               and J.P. Morgan) *                                                                          2,098,874
CHF          5,000,000   Russia Vnesheconombank Syndicated Loan (Sub-participation with Chase Manhattan Bank) *            1,160,862
                                                                                                                          24,787,978
                         TOTAL LOAN PARTICIPATIONS (Cost $79,765,564)                                                     81,986,211

    PRINCIPAL AMOUNT
      OF CONTRACTS       CALL OPTIONS PURCHASED - 8.9%
    (000's omitted)      OPTIONS ON BONDS - 8.9%
USD             22,000   Brazil Discount Z, Variable Rate, 6 mo. LIBOR + 13/16 (7.25%),
                              Expires 11/6/95 Strike 49.13                                                                 1,738,000
USD             56,500   Brazil Par Bond, 4.00%, Expires 10/16/95 Strike 30.00                                             8,377,199
USD             60,000   Brazil Par Bond, 4.00%, Expires 10/16/95 Strike 29.50                                             9,193,860
USD            100,000   Brazil Par Series Y3, 4.00%, Expires 10/16/95 Strike 30.00                                       14,826,900
USD             37,500   Mexico Discount Bond, Variable Rate, 6 mo. LIBOR + 13/16 (7.22%),
                              Expires 10/31/95 Strike 55.00                                                                5,817,038
USD             26,500   Mexico Par Bond 6.25%, Expires 1/08/96 Strike 54.00                                               1,526,665
USD             25,000   Mexico Par Bond, 6.25%, Expires 10/25/95 Strike 45.00                                             3,759,550
                                                                                                                          45,239,212

                         TOTAL CALL OPTIONS PURCHASED (Cost $25,444,588)                                                  45,239,212

                         PUT OPTIONS PURCHASED - 0.0%
                         OPTIONS ON BONDS - 0.0%
USD              9,500   Brazil IDU, Brady Bond, Expires 10/27/95 Strike 78.63                                                38,000
USD              4,750   Brazil IDU, Brady Bond, Expires 11/15/95 Strike 79.44                                                23,750
USD              3,800   Brazil IDU, Brady Bond, Expires 11/20/95 Strike 80.31                                                33,440
USD              3,800   Brazil IDU, Brady Bond, Expires 11/21/95 Strike 80.13                                                31,540
USD              9,500   Brazil IDU, Brady Bond, Expires 11/9/95 Strike 77.94                                                 32,338
                                                                                                                             159,068

                         TOTAL PUT OPTIONS PURCHASED (Cost $319,485)                                                         159,068

         Shares          RIGHTS AND WARRANTS - 0.0%
                         MEXICO - 0.0%
            70,453,000   Mexico Value Recovery, Series Rights, Expires 6/30/03                                                  -

                         NIGERIA - 0.0%
                15,000   Central Bank of Nigeria Warrants, Expires 11/15/20                                                     -

                         VENEZUELA - 0.0%
                28,350   Republic of Venezuela Warrants, Expires 4/15/20                                                        -


                         TOTAL RIGHTS AND WARRANTS (Cost $0)                                                                    -

       Par Value         SHORT-TERM INVESTMENTS - 7.9%
                         Cash Equivalents - 1.7%
USD          4,670,144   Bank of Boston Time Deposit, 5.95% due 9/1/95                                                     4,670,144
USD            801,522   Dreyfus Cash Management Money Market Fund Plus, A Shares                                            801,522
USD            720,417   Fleet Bank of Massachusetts Time Deposit, 5.95% due 9/1/95                                          720,417
USD            720,417   National Westminster Time Deposit, 5.95% due 9/1/95                                                 720,417
USD          2,000,000   Prudential Securities Group, Inc. Master Note, 5.95% due 9/1/95                                   2,000,000
                                                                                                                           8,912,500
                         REPURCHASE AGREEMENTS - 5.9%
USD         25,117,239   Salomon Brothers Repurchase Agreement, dated 8/31/95,
                         due 9/1/95, with a maturity value of $25,120,937 and an
                         effective yield of 5.30%, collateralized by U.S. Treasury
                         Obligations with rates ranging from 6.25% to 6.50%, with maturity dates ranging from 4/30/97 to 8/15/23 and with an aggregate market
                         value of $25,659,736.                                                                            25,117,239

USD          4,832,254   Prudential Bache Securities, Inc. Repurchase Agreement
                         dated 2/28/95, due 3/1/95, with a maturity value of $4,832,974 and an effective yield of 5.75%, collateralized by U.S. Government
                         Agency Obligations with rates ranging from 3.64% to 11.62% and maturities ranging from 5/1/00 to 10/25/24, with an aggregate market
                         value of $4,928,899.                                                                              4,832,254
                                                                                                                          29,949,493
                         U.S. GOVERNMENT - 0.3%
USD          1,500,000   U. S. Treasury Bill, 5.41% due 5/30/96 (b)
                                                                                                                           1,438,913


                         TOTAL SHORT-TERM INVESTMENTS (Cost $40,303,060)                                                  40,300,906

                         TOTAL INVESTMENTS - 104.9%
                         (Cost $485,058,505) * *                                                                         532,925,779

                         Other Assets and Liabilities (net) - (4.9%)                                                    (25,121,553)

                         TOTAL NET ASSETS - 100.0%                                                              $        507,804,226

                         See accompanying notes to the financial statements.

                 Notes to the Schedule of Investments:

                (a) All or a portion of this security is on loan.

                (b)  This security is held as collateral for open futures contracts.

                (c)  Principal is linked to the value of the Brazilian Capitalization Bond and the
                      Brazilian IDU Bond.

                 VariableRates - The  rates  shown on  variable  rate  notes are the current  interest
                                 rates at August 31, 1995, which  are   subject   to change based on the terms
                                 of the security.

                 *      Non-performing.  Borrower not currently paying interest.

                 * *    The aggregate identified cost for federal income tax purposes is $485,058,505, resulting in gross unrealized appreciation and depreciation of $52,524,539 and $4,657,265, respectively, and net unrealized appreciation of $47,867,274.



                 The principal amount of each security is stated in the currency in which the security is denominated.


                 AGP            -     Argentinian Peso          JPY          -      Japanese Yen
                 BEF            -     Belgian Franc             NLG          -      Netherlands Guilder
                 CHF            -     Swiss Franc               SAR          -      South African Rand
                 DEM            -     German Mark               SDR          -      Special Drawing Rights
                 ECU            -     European Currency Unit    THB          -      Thai Baht
                 FRF            -     French Franc              USD          -      United States Dollar
                 GBP            -     British Pound Sterling




                 See accompanying notes to the financial statements.



GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1995 (UNAUDITED)

            ASSETS:
                           Investments, at value (cost $444,755,445) (Note 1)                     $            492,624,873
                           Short-term investments, at value (cost $40,303,060) (Note 1)                         40,300,906
                           Foreign currency, at value (cost $267,799) (Note 1)                                     264,450
                           Receivable for investments sold                                                       6,079,202
                           Interest receivable                                                                  10,415,634
                           Receivable for open forward foreign currency contracts (Note 6)                       4,104,196
                           Receivable for expenses waived or borne by Manager (Note 2)                              76,508
                                        Total assets                                                           553,865,769

            LIABILITIES:
                           Payable for investments purchased                                                    36,525,178
                           Payable upon return of securities loaned (Note 1)                                     8,905,746
                           Payable to brokers for open futures contracts (Note 1)                                   84,939
                           Payable for open forward foreign currency contracts (Note 6)                            232,673
                           Payable to affiliate for management fee  (Note 2)                                       205,514
                           Accrued expenses                                                                        107,493
                                        Total liabilities                                                       46,061,543

                 NET ASSETS    (equivalent to $10.91 per share based
                           on 46,553,536 shares outstanding, unlimited shares authorized)         $            507,804,226

            NET ASSETS CONSIST OF:
                           Paid-in capital                                                        $            431,280,634
                           Accumulated undistributed net investment income                                      29,886,155
                           Accumulated net realized loss                                                        (5,746,027)
                           Net unrealized appreciation                                                          52,383,464
                                        NET ASSETS                                                $            507,804,226



               See accompanying notes to the financial statements.




GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)


           INVESTMENT INCOME:
                           Interest (including securities lending income of $73,514)                 $        31,969,973

           EXPENSES:
                           Management fee (Note 2)                                                             1,046,340
                           Custodian and transfer agent fees                                                     230,956
                           Audit fees                                                                             24,844
                           Registration fees                                                                      16,400
                           Legal fees                                                                             14,919
                           Insurance                                                                               1,832
                           Trustee fee (Note 2)                                                                      825
                           Miscellaneous                                                                             461
                                      Total expenses                                                           1,336,577
                                      Less:  expenses waived or borne by Manager (Note 2)                       (290,237)
                                      Net expenses                                                             1,046,340
                                              Net investment income                                           30,923,633

           REALIZED AND UNREALIZED  GAIN (LOSS):
                                      Net realized gain (loss) on:
                                              Investments                                                      7,041,777
                                              Closed futures contracts                                        (1,970,072)
                                              Written options                                                    497,942
                                              Foreign currency, forward contracts and foreign
                                                      currency related transactions                           (3,571,548)
                                                      Net realized gain                                        1,998,099

                                      Change  in  net  unrealized   appreciation (depreciation) on:
                                              Investments                                                     77,652,151
                                              Open futures contracts                                             320,235
                                              Written options                                                    504,227
                                              Foreign currency, forward contracts and foreign
                                                      currency related transactions                            5,771,062
                                                      Net unrealized gain                                     84,247,675


                                              Net realized and unrealized gain                                86,245,774

           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $       117,169,407

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             SIX MONTHS ENDED
                                                                                             AUGUST 31, 1995      PERIOD ENDED
                                                                                               (UNAUDITED)      FEBRUARY 28, 1995*
          INCREASE (DECREASE) IN NET ASSETS:
          Operations:
                         Net investment income                                               $    30,923,633   $    8,832,634
                         Net realized gain (loss)                                                  1,998,099       (6,189,201)
                         Change in net unrealized appreciation (depreciation)                     84,247,675      (31,864,211)
                         Net increase (decrease) in net assets resulting from operations         117,169,407      (29,220,778)

          Distributions to shareholders from:
                         Net investment income                                                    (3,395,584)      (6,479,050)
                         In excess of net realized gain                                                            (1,550,403)

                                                                                                  (3,395,584)      (8,029,453)

          Fund share transactions:  (Note 5)
                         Proceeds from sale of shares                                            242,597,879      277,027,720
                         Net asset value of shares issued to shareholders
                                   in payment of distributions declared                            2,126,818        5,095,310
                         Cost of shares repurchased                                              (94,145,638)      (1,421,455)
                         Net increase in net assets resulting
                                   from Fund share transactions                                  150,579,059      280,701,575

                         Total increase in net assets                                            264,352,882      243,451,344

          NET ASSETS:
                         Beginning of period                                                     243,451,344           -

                         End of period (including accumulated undistributed
                                   net investment income of $29,886,155 and
                                   $2,358,106, respectively)                               $     507,804,226   $   243,451,344

* Period from April 19, 1995 (Commencement of Operations) to February 28, 1995.


               See accompanying notes to the financial statements.





GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       SIX MONTHS ENDED         PERIOD FROM APRIL 19, 1994
                                                                        AUGUST 31, 1995        (COMMENCEMENT OF OPERATIONS)
                                                                          (UNAUDITED)                TO FEBRUARY 28, 1995

        NET ASSET VALUE, BEGINNING OF PERIOD                           $      8.39                     $      10.00

        Income from investment operations:
                   Net investment income (a)                                  0.64                             0.48
                   Net realized and unrealized gain (loss)                    1.96                            (1.59)
                              Total from investment operations                2.60                            (1.11)

        Less distributions to shareholders:
                   From net investment income                                (0.08)                           (0.40)
                   In excess of net realized gains                             -                              (0.10)
                              Total distributions                            (0.08)                           (0.50)

        NET ASSET VALUE, END OF PERIOD                                $      10.91                       $     8.39

        TOTAL RETURN (B)                                                     30.99%                         (11.65%)


        RATIOS/SUPPLEMENTAL DATA:

                   Net assets, end of period (000's)                $      507,804                      $   243,451
                   Net expenses to average
                              daily net assets (a)                            0.50%*                           0.50%*
                   Net investment income to average
                              daily net assets (a)                           14.73%*                          10.57%*
                   Portfolio turnover rate                                      89%                             104%



                   *                    Annualized.
                   (a)                  Net of fees and expenses voluntarily waived or borne by the Manager of the following
                                        per share amounts:                 $                0.01        $                    0.01
                   (b)                  Calculation excludes  subscription fees.
                                        The total  return  would have been lower
                                        had  certain  expenses  not been  waived
                                        during the period shown.


               See accompanying noteS to the financial statements.



GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AUGUST 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES

    The GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    PORTFOLIO VALUATION
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith by the Trustees.

    FOREIGN CURRENCY TRANSLATION
    The accountingrecords of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    FUTURES  CONTRACTS
    The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1995.

    FORWARD CURRENCY CONTRACTS
    The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1995.

    OPTIONS
    The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no outstanding written option contracts as of August 31, 1995.

    The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

    In some cases, depending upon the executing broker, premiums on purchased and written options are not paid or received until the contracts expire or are closed or exercised. These contracts are marked to market daily, and the daily change in market value is paid to or received from the respective broker. A corresponding payable or receivable is recorded for the accumulated unrealized position received or paid. Upon settlement, the net payable or receivable for original premiums and accumulated unrealized gains and losses is paid to or received from the broker and a gain or loss is realized.

    LOAN AGREEMENTS
    The Fund may invest in loan agreements which are indirect interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In addition, if the Fund invests in the indebtedness of an emerging country, there is a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

    INDEXED SECURITIES
    The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

    REPURCHASE AGREEMENTS
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

    SECURITY LENDING
    The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1995, the Fund loaned securities having a market value of $8,476,250, collateralized by cash in the amount of $8,912,500, which was invested in short-term instruments.

    TAXES
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders within the prescribed time periods. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest income have been withheld in accordance with the applicable country's tax treaty with the United States.

    DISTRIBUTIONS TO SHAREHOLDERS
    The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. The Fund's present policy is to declare and pay distributions from net investment income semi-annually, and net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

    Distributions in excess of tax basis earnings and profits will be reported in the Fund's financial statements as a return of capital. Furthermore, differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
    Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Premium and market discounts are amortized or accreted.

    EXPENSES
    The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

    PURCHASES AND REDEMPTIONS OF FUND SHARES
    The premium on cash purchases of Fund shares is .50% of the amount invested. Effective with shares acquired on or after July 1, 1995, the premium on cash redemptions is .25% of the amount redeemed. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase and redemption premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1995, the Fund received $989,869 in purchase premiums and no redemption premiums. There is no premium for reinvested distributions or in-kind transactions.

    INVESTMENT RISK
    There  are  certain  additional  risks  involved  in  investing  in  foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Compensation of Grantham, Mayo, Van Otterloo & Co., the Fund's manager (the "Manager"), for management and investment advisory services is paid monthly at the annual rate of .50% of average daily net assets. The Manager has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses exceed .50% of average daily net assets.


3.   PURCHASES AND SALES OF SECURITIES

    For  the  six  months  ended  August  31,  1995,   purchases  and  sales  of
    investments, other than short-term obligations, were as follows:

                                                                      Purchases               Sales
               U.S. Government securities                      $         __           $     8,098,984
               Investments (non-U.S. Government securities)          464,644,751          322,570,040

4.  PRINCIPAL SHAREHOLDERS
    At August 31, 1995, 29% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.  SHARE TRANSACTIONS

    The Declaration of Trust permits the Trustees to issue an unlimited number shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                              Six Months Ended          Period from April 19, 1994
                                                              August 31, 1995        (commencement of operations) to
                                                                (Unaudited)                 February 28, 1995
    Shares sold                                                     26,445,537                  28,628,219
    Shares issued to shareholders in reinvestment
     of distributions                                                  201,023                     549,064
    Shares repurchased                                              (9,117,813)                   (152,494)

    Net increase                                                    17,528,747                  29,024,789
    Fund shares:
     Beginning of period                                            29,024,789                      __
     End of period                                                  46,553,536                  29,024,789

6.  FINANCIAL INSTRUMENTS
    A summary of outstanding financial instruments at August 31, 1995 is as follows:

    FORWARD CURRENCY CONTRACTS
                                                                                                 Net Unrealized
                                                     Units               In Exchange for          Appreciation
      Settlement Date       Deliver/Receive        of Currency          (in U.S. Dollars)        (Depreciation)
      Buys

           9/1/95            French Francs             1,795,000     $             354,358    $            1,335

      Sales
           9/7/95            Argentinian Pesos         4,000,000     $           3,990,224    $           (4,756)
          9/19/95            Argentinian Pesos         6,131,220                 6,000,000              (106,205)
          9/22/95            Argentinian Pesos         5,000,000                 4,854,369              (121,712)
          1/29/96            French Francs           200,000,000                41,547,218             1,886,827
         10/11/95            Japanese Yen          1,300,000,000                15,567,119             2,216,034
                                                                                              $        3,870,188

     FUTURES CONTRACTS

                                                                                                      Net Unrealized
     Number of                                                                    Contract Value       Appreciation
     Contracts                   Type                  Expiration Date                                (Depreciation)
     Sales
         200             Euro Dollar                    December 1995         $      47,140,000      $       28,500
         200             MATIF                          December 1995                10,480,890             (10,477)
         200             U.S. Treasury Bill             December 1995                22,431,250            (577,531)
                                                                                                      $    (559,508)

         At August 31, 1995, the Fund has Cash and/or securities to cover any margin requirements on open futures contracts.

         WRITTEN PUT OPTION TRANSACTIONS

                                                                Number of Contracts
                                                                                           Premiums
                Outstanding, beginning of period                              2     $       206,773
                  Options written                                    10,511,509             291,170
                 Options expired                                     10,511,511             497,943
                Outstanding, end of period                               __                    __